UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05398

AB VARIABLE PRODUCTS SERIES FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

Alliance Bernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: December 31, 2016

Date of reporting period: June 30, 2016

ITEM 1.	REPORTS TO STOCKHOLDERS.

JUN    06.30.16

SEMI-ANNUAL REPORT

AB VARIABLE PRODUCTS

SERIES FUND, INC.

+	BALANCED WEALTH STRATEGY PORTFOLIO

Investment Products Offered

➢	Are Not FDIC Insured
➢	May Lose Value
➢	Are Not Bank Guaranteed

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

BALANCED WEALTH STRATEGY PORTFOLIO
EXPENSE EXAMPLE (unaudited)	AB Variable Products Series Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. The estimate of expenses does not include fees or other expenses of any variable insurance product. If such expenses were included, the estimate of expenses you paid during the period would be higher and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The estimate of expenses does not include fees or other expenses of any variable insurance product. If such expenses were included, the estimate of expenses you paid during the period would be higher and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of each class’ table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,022.80	$3.62	0.72%
Hypothetical (5% annual return before expenses)	$1,000	$1,021.28	$3.62	0.72%

Class B
Actual	$1,000	$1,022.10	$4.88	0.97%
Hypothetical (5% annual return before expenses)	$1,000	$1,020.04	$4.87	0.97%

*	Expenses are equal to each classes’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

BALANCED WEALTH STRATEGY PORTFOLIO
TEN LARGEST HOLDINGS*
June 30, 2016 (unaudited)	AB Variable Products Series Fund

DESCRIPTION	U.S. $ VALUE	PERCENT OF NET ASSETS
Federal National Mortgage Association	$18,296,045	5.7%
U.S. Treasury Bonds & Notes	9,260,383	2.9
Inflation-Linked Securities	6,670,206	2.1
Federal Home Loan Bank	4,284,674	1.3
Alphabet, Inc.—Class A & Class C	3,967,048	1.3
Facebook, Inc.—Class A	3,579,249	1.1
Comcast Corp.	2,920,771	0.9
UnitedHealth Group, Inc.	2,793,218	0.9
Home Depot, Inc. (The)	2,732,694	0.9
Apple, Inc.	2,659,592	0.8

	$57,163,880	17.9%

SECURITY TYPE BREAKDOWN†

June 30, 2016 (unaudited)

SECURITY TYPE	U.S. $ VALUE	PERCENT OF TOTAL INVESTMENTS
Common Stocks	$200,961,172	61.6%
Corporates—Investment Grade	31,848,545	9.8
Mortgage Pass-Throughs	23,015,815	7.0
Commercial Mortgage-Backed Securities	12,560,770	3.8
Asset-Backed Securities	11,673,885	3.6
Governments—Treasuries	9,260,383	2.8
Collateralized Mortgage Obligations	8,104,511	2.5
Inflation-Linked Securities	6,670,206	2.0
Corporates—Non-Investment Grade	4,846,459	1.5
Agencies	4,284,674	1.3
Emerging Markets—Treasuries	889,944	0.3
Governments—Sovereign Agencies	850,686	0.3
Short-Term Investments	10,025,366	3.1
Other‡	1,459,845	0.4

Total Investments	$326,452,261	100.0%

*	Long-term investments.

†	The Portfolio’s security type breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details).

‡	“Other” represents less than 0.2% weightings in the following security types: Emerging Markets—Corporate Bonds, Governments—Sovereign Bonds, Local Governments—Municipal Bonds and Quasi-Sovereigns.

BALANCED WEALTH STRATEGY PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2016 (unaudited)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

COMMON STOCKS–63.0%

INFORMATION TECHNOLOGY–11.4%
COMMUNICATIONS EQUIPMENT–0.8%
Arista Networks, Inc.(a)	11,110	$715,262
Cisco Systems, Inc.	35,490	1,018,208
Palo Alto Networks, Inc.(a)	6,770	830,273

		2,563,743

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS–0.6%
Amphenol Corp.–Class A	12,441	713,242
Avnet, Inc.	7,998	323,999
Corning, Inc.	5,906	120,955
Hitachi Ltd.	50,000	209,493
Keysight Technologies, Inc.(a)	15,412	448,335
Largan Precision Co., Ltd.	1,000	92,483
PAX Global Technology Ltd.(b)	55,000	48,415

		1,956,922

INTERNET SOFTWARE & SERVICES–2.4%
Alphabet, Inc.–Class A(a)	660	464,330
Alphabet, Inc.–Class C(a)	5,061	3,502,718
Baidu, Inc. (Sponsored ADR)(a)	779	128,652
Facebook, Inc.–Class A(a)	31,320	3,579,249
NAVER Corp.	120	74,342

		7,749,291

IT SERVICES–1.7%
Cap Gemini SA	1,380	119,084
Cognizant Technology Solutions Corp.–Class A(a)	19,230	1,100,725
Fujitsu Ltd.	27,000	99,287
HCL Technologies Ltd.	10,820	117,326
Tata Consultancy Services Ltd.	7,430	281,033
Vantiv, Inc.–Class A(a)	10,200	577,320
Visa, Inc.–Class A	30,910	2,292,595
Worldpay Group PLC(a)(c)	77,638	282,579
Xerox Corp.	55,336	525,139

		5,395,088

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT–2.4%
Applied Materials, Inc.	22,061	528,802
ARM Holdings PLC	24,800	376,705
ASM International NV	5,020	193,764
ASML Holding NV	8,250	812,115
Infineon Technologies AG	21,010	304,149
Intel Corp.	42,895	1,406,956
Novatek Microelectronics Corp.	41,000	153,663
NVIDIA Corp.	22,579	1,061,439
SCREEN Holdings Co., Ltd.	31,000	337,410
Sumco Corp.(b)	33,600	215,251
Texas Instruments, Inc.	13,610	852,666
Tokyo Electron Ltd.	2,000	169,017
Xilinx, Inc.	26,061	1,202,194

		7,614,131

SOFTWARE–2.1%
Adobe Systems, Inc.(a)	8,940	$856,363
ANSYS, Inc.(a)	6,255	567,641
Aspen Technology, Inc.(a)	9,510	382,682
Constellation Software, Inc./Canada	2,442	945,102
Dassault Systemes	10,160	766,023
Intuit, Inc.	2,192	244,649
Microsoft Corp.	11,969	612,454
Nintendo Co., Ltd.	1,900	273,028
Oracle Corp.	31,090	1,272,514
Oracle Corp. Japan	2,400	127,975
ServiceNow, Inc.(a)	5,515	366,196
UBISOFT Entertainment(a)	4,390	159,932
Ultimate Software Group, Inc. (The)(a)	665	139,843

		6,714,402

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS–1.4%
Apple, Inc.	27,820	2,659,592
Hewlett Packard Enterprise Co.	43,000	785,610
HP, Inc.	45,602	572,305
NCR Corp.(a)	11,360	315,467
Samsung Electronics Co., Ltd.	130	161,896

		4,494,870

		36,488,447

HEALTH CARE–8.6%
BIOTECHNOLOGY–1.8%
Alexion Pharmaceuticals, Inc.(a)	12,576	1,468,374
Biogen, Inc.(a)	9,482	2,292,937
Gilead Sciences, Inc.	22,561	1,882,038
Grifols SA (ADR)	11,010	183,537

		5,826,886

HEALTH CARE EQUIPMENT & SUPPLIES–1.4%
Align Technology, Inc.(a)	9,335	751,934
Edwards Lifesciences Corp.(a)	4,150	413,879
Essilor International SA	5,520	725,488
Intuitive Surgical, Inc.(a)	2,977	1,969,018
Sartorius AG (Preference Shares)	5,716	422,364

		4,282,683

HEALTH CARE PROVIDERS & SERVICES–2.1%
Aetna, Inc.	9,326	1,138,985
Anthem, Inc.	2,398	314,953
Cigna Corp.	3,288	420,831
Premier, Inc.–Class A(a)	16,853	551,093
Quest Diagnostics, Inc.	4,934	401,677
Ramsay Health Care Ltd.	14,406	778,580
UnitedHealth Group, Inc.	19,782	2,793,218
VCA, Inc.(a)	1,730	116,965

		6,516,302

BALANCED WEALTH STRATEGY PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

LIFE SCIENCES TOOLS & SERVICES–0.6%
Eurofins Scientific SE	2,656	$983,975
Illumina, Inc.(a)	3,408	478,415
Mettler-Toledo International, Inc.(a)	1,409	514,172

		1,976,562

PHARMACEUTICALS–2.7%
Aspen Pharmacare Holdings Ltd.(a)	2,540	62,659
GlaxoSmithKline PLC	20,420	438,519
Johnson & Johnson	17,500	2,122,750
Merck & Co., Inc.	13,055	752,099
Novartis AG (REG)	6,820	562,913
Novo Nordisk A/S–Class B	8,880	478,214
Pfizer, Inc.	49,354	1,737,754
Roche Holding AG	4,460	1,176,904
Sanofi	5,030	417,906
Shire PLC	12,770	789,217
Sun Pharmaceutical Industries Ltd.	13,220	150,168

		8,689,103

		27,291,536

CONSUMER DISCRETIONARY–7.9%
AUTO COMPONENTS–0.8%
Bridgestone Corp.(b)	3,500	112,479
Cie Generale des Etablissements Michelin–Class B	1,340	126,282
Continental AG	307	58,093
Goodyear Tire & Rubber Co. (The)	14,167	363,525
Hankook Tire Co., Ltd.	2,220	98,769
Lear Corp.	4,121	419,353
Magna International, Inc.–Class A	21,517	754,601
Plastic Omnium SA	4,050	113,222
Sumitomo Electric Industries Ltd.	19,800	262,062
Valeo SA	3,900	173,137

		2,481,523

AUTOMOBILES–0.5%
General Motors Co.	11,102	314,187
Honda Motor Co., Ltd.	15,000	376,279
Isuzu Motors Ltd.	17,500	215,547
Nissan Motor Co., Ltd.	14,400	128,510
Peugeot SA(a)	22,980	275,440
Tata Motors Ltd.(a)	15,236	104,132
Tata Motors Ltd.–Class A(a)	19,400	84,519
Toyota Motor Corp.	2,300	113,387

		1,612,001

DIVERSIFIED CONSUMER SERVICES–0.0%
TAL Education Group (ADR)(a)(b)	2,139	132,746

HOTELS, RESTAURANTS & LEISURE–0.6%
Merlin Entertainments PLC(c)	20,239	$119,187
Sodexo SA	611	65,456
Starbucks Corp.	31,020	1,771,862

		1,956,505

INTERNET & CATALOG RETAIL–0.4%
Ctrip.com International Ltd. (ADR)(a)(b)	3,990	164,388
Priceline Group, Inc. (The)(a)	810	1,011,212

		1,175,600

LEISURE PRODUCTS–0.1%
Bandai Namco Holdings, Inc.	7,900	203,871
Mattel, Inc.	2,221	69,495

		273,366

MEDIA–2.2%
Altice NV–Class A(a)(b)	17,590	262,644
AMC Networks, Inc.–Class A(a)	15,707	949,017
Charter Communications, Inc.–Class A(a)	848	193,887
Comcast Corp.–Class A	36,986	2,411,118
CTS Eventim AG & Co. KGaA	19,898	608,271
Interpublic Group of Cos., Inc. (The)	8,963	207,045
Liberty Global PLC–Series C(a)	11,018	315,666
Liberty Global PLC LiLAC(a)	1,375	44,664
Naspers Ltd.–Class N	3,366	513,971
Thomson Reuters Corp.	2,453	99,150
Twenty-First Century Fox, Inc.–Class A	2,482	67,138
Vivendi SA	18,394	344,128
Walt Disney Co. (The)	11,608	1,135,495

		7,152,194

MULTILINE RETAIL–0.8%
B&M European Value Retail SA	97,197	331,204
Dollar General Corp.	6,674	627,356
Dollar Tree, Inc.(a)	17,160	1,617,159

		2,575,719

SPECIALTY RETAIL–1.8%
Home Depot, Inc. (The)	21,401	2,732,694
Industria de Diseno Textil SA	492	16,528
Kingfisher PLC	31,270	134,307
L’Occitane International SA	3,500	7,169
O’Reilly Automotive, Inc.(a)	1,890	512,379
Office Depot, Inc.(a)	47,508	157,252
Ross Stores, Inc.	5,515	312,645
TJX Cos., Inc. (The)	4,331	334,483
Tractor Supply Co.	6,240	568,963
Ulta Salon Cosmetics & Fragrance, Inc.(a)	2,630	640,773
Yamada Denki Co., Ltd.(b)	31,100	164,172

		5,581,365

AB Variable Products Series Fund

Company	Shares	U.S. $ Value

TEXTILES, APPAREL & LUXURY GOODS–0.7%
HUGO BOSS AG	2,000	$113,704
Kering	590	94,979
NIKE, Inc.–Class B	30,122	1,662,735
Samsonite International SA	152,100	420,162

		2,291,580

		25,232,599

FINANCIALS–7.5%
BANKS–3.0%
Australia & New Zealand Banking Group Ltd.	12,130	221,009
Bank of America Corp.	129,986	1,724,914
Bank of Queensland Ltd.	40,311	321,611
BNP Paribas SA	3,000	131,567
Citizens Financial Group, Inc.	22,112	441,798
Danske Bank A/S	11,115	292,551
Fifth Third Bancorp	5,234	92,066
ING Groep NV	45,220	467,842
Intesa Sanpaolo SpA	67,310	128,206
JPMorgan Chase & Co.	24,361	1,513,793
KB Financial Group, Inc.	3,590	102,085
KBC Groep NV(a)	5,000	245,904
Mitsubishi UFJ Financial Group, Inc.	112,500	504,321
National Australia Bank Ltd.	7,300	140,156
OTP Bank PLC	4,400	98,460
PNC Financial Services Group, Inc. (The)	6,861	558,417
Sumitomo Mitsui Trust Holdings, Inc.	56,000	182,213
SunTrust Banks, Inc.	2,924	120,118
US Bancorp	10,871	438,427
Wells Fargo & Co.	41,087	1,944,648

		9,670,106

CAPITAL MARKETS–0.8%
Amundi SA(c)	3,052	126,812
Azimut Holding SpA	6,704	109,381
Bank of New York Mellon Corp. (The)	6,057	235,314
BlackRock, Inc.–Class A	1,360	465,841
Goldman Sachs Group, Inc. (The)	2,677	397,749
Partners Group Holding AG	1,070	458,565
UBS Group AG	49,762	645,691

		2,439,353

CONSUMER FINANCE–0.9%
Capital One Financial Corp.	15,839	1,005,935
Discover Financial Services	10,885	583,327
OneMain Holdings, Inc.(a)	16,144	368,406
Synchrony Financial(a)	39,301	993,529

		2,951,197

DIVERSIFIED FINANCIAL SERVICES–0.4%
Berkshire Hathaway, Inc.–Class B(a)	4,127	$597,548
Challenger Ltd./Australia	31,500	205,797
GRENKELEASING AG	1,452	253,585
ORIX Corp.	15,100	195,401

		1,252,331

INSURANCE–2.1%
Admiral Group PLC	4,579	124,503
Aflac, Inc.	2,804	202,337
AIA Group Ltd.	193,400	1,160,545
Allstate Corp. (The)	11,993	838,910
American International Group, Inc.	24,425	1,291,838
Aviva PLC	26,662	140,543
Direct Line Insurance Group PLC	24,707	114,224
Dongbu Insurance Co., Ltd.	2,200	132,419
FNF Group	16,107	604,013
Hartford Financial Services Group, Inc. (The)	2,784	123,554
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (REG)	1,460	244,835
NN Group NV	10,052	276,716
Progressive Corp. (The)	4,200	140,700
Prudential PLC	44,040	747,310
Suncorp Group Ltd.	19,210	176,154
Travelers Cos., Inc. (The)	1,944	231,414
Zurich Insurance Group AG(a)	560	138,534

		6,688,549

REAL ESTATE MANAGEMENT & DEVELOPMENT–0.2%
Daito Trust Construction Co., Ltd.	2,700	438,378
Global Logistic Properties Ltd.	95,200	128,525

		566,903

THRIFTS & MORTGAGE FINANCE–0.1%
Housing Development Finance Corp., Ltd.	27,550	512,862

		24,081,301

INDUSTRIALS – 5.5%
AEROSPACE & DEFENSE–1.1%
Airbus Group SE	4,770	273,416
B/E Aerospace, Inc.	9,126	421,393
L-3 Communications Holdings, Inc.	7,035	1,031,964
Northrop Grumman Corp.	894	198,718
Rockwell Collins, Inc.	13,180	1,122,145
United Technologies Corp.	3,565	365,591

		3,413,227

BALANCED WEALTH STRATEGY PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

AIRLINES–0.4%
Delta Air Lines, Inc.	13,512	$492,242
International Consolidated Airlines Group SA(b)	50,220	249,076
Japan Airlines Co., Ltd.	11,300	363,550
Qantas Airways Ltd.(a)	89,274	189,111

		1,293,979

BUILDING PRODUCTS–0.2%
Allegion PLC	1,640	113,865
AO Smith Corp.	6,730	592,980

		706,845

COMMERCIAL SERVICES & SUPPLIES–0.3%
Babcock International Group PLC	18,625	225,180
Elior(c)	8,820	191,386
Regus PLC	111,898	432,670
Republic Services, Inc.–Class A	1,592	81,686

		930,922

CONSTRUCTION & ENGINEERING–0.1%
Quanta Services, Inc.(a)	7,485	173,053

ELECTRICAL EQUIPMENT–0.5%
Acuity Brands, Inc.	2,918	723,547
Eaton Corp. PLC	13,295	794,111

		1,517,658

INDUSTRIAL CONGLOMERATES–1.0%
3M Co.	4,210	737,255
Danaher Corp.	8,849	893,749
General Electric Co.	29,687	934,547
Rheinmetall AG	3,580	212,934
Roper Technologies, Inc.	1,980	337,709

		3,116,194

INDUSTRIAL WAREHOUSE DISTRIBUTION–0.6%
DCT Industrial Trust, Inc.	8,450	405,938
GLP J-Reit	162	204,488
Granite Real Estate Investment Trust	5,152	155,591
Macquarie Mexico Real Estate Management SA de CV(a)	59,400	77,911
Pure Industrial Real Estate Trust	41,420	165,109
Rexford Industrial Realty, Inc.	19,890	419,480
Segro PLC	42,950	238,065
Warehouses De Pauw CVA	1,602	150,441

		1,817,023

MACHINERY–0.5%
Hoshizaki Electric Co., Ltd.	8,300	812,522
IHI Corp.	86,000	231,812
ITT, Inc.(a)	13,600	434,928
JTEKT Corp.	28,300	320,765

		1,800,027

MIXED OFFICE INDUSTRIAL–0.2%
Axiare Patrimonio SOCIMI SA	11,730	$149,440
Goodman Group	62,170	333,449
Kungsleden AB	27,140	176,600

		659,489

PROFESSIONAL SERVICES–0.2%
Adecco SA (REG)	2,650	133,661
Bureau Veritas SA	6,033	126,663
Capita PLC	7,730	99,605
Teleperformance	5,669	482,897

		842,826

ROAD & RAIL–0.1%
Central Japan Railway Co.	2,200	391,300

TRADING COMPANIES & DISTRIBUTORS–0.2%
BOC Aviation Ltd.(a)	46,800	237,375
Brenntag AG	6,350	307,606
Bunzl PLC	5,290	162,766

		707,747

TRANSPORTATION INFRASTRUCTURE–0.1%
Transurban Group	18,080	162,842

		17,533,132

CONSUMER STAPLES–4.8%
BEVERAGES–0.4%
Asahi Group Holdings Ltd.	3,200	103,471
Monster Beverage Corp.(a)	7,921	1,272,984

		1,376,455

FOOD & STAPLES RETAILING–1.2%
Costco Wholesale Corp.	4,550	714,532
CP ALL PCL	51,300	73,359
CVS Health Corp.	18,690	1,789,380
Delhaize Group	5,470	577,819
Kroger Co. (The)	8,586	315,879
Olam International Ltd.	73,412	101,322
Wesfarmers Ltd.	4,340	130,881

		3,703,172

FOOD PRODUCTS–0.7%
Archer-Daniels-Midland Co.	4,072	174,648
Bunge Ltd.	1,020	60,333
ConAgra Foods, Inc.	2,447	116,991
Ingredion, Inc.	3,401	440,123
Mondelez International, Inc.–Class A	10,786	490,871
Nestle SA (REG)	5,280	409,086
Tyson Foods, Inc.–Class A	6,635	443,152
WH Group Ltd.(a)(c)	173,500	137,411

		2,272,615

AB Variable Products Series Fund

Company	Shares	U.S. $ Value

HOUSEHOLD PRODUCTS–0.6%
Henkel AG & Co. KGaA (Preference Shares)	2,550	$311,637
Kimberly-Clark Corp.	487	66,953
Procter & Gamble Co. (The)	8,091	685,065
Reckitt Benckiser Group PLC	6,920	693,879

		1,757,534

PERSONAL PRODUCTS–0.7%
Estee Lauder Cos., Inc. (The)–Class A	8,730	794,605
L’Oreal SA	2,820	539,898
Unilever PLC	20,328	974,019

		2,308,522

TOBACCO–1.2%
Altria Group, Inc.	10,283	709,116
British American Tobacco PLC	26,109	1,692,620
Imperial Brands PLC	4,220	228,862
Japan Tobacco, Inc.(b)	9,800	394,961
Philip Morris International, Inc.	8,386	853,024

		3,878,583

		15,296,881

ENERGY–3.6%
ENERGY EQUIPMENT & SERVICES–0.6%
Aker Solutions ASA(a)(c)	14,840	63,638
Helmerich & Payne, Inc.	8,177	548,922
Schlumberger Ltd.	15,622	1,235,388

		1,847,948

OIL, GAS & CONSUMABLE FUELS–3.0%
Canadian Natural Resources Ltd.	6,470	199,616
Chevron Corp.	2,545	266,792
Devon Energy Corp.	15,526	562,818
EOG Resources, Inc.	10,425	869,654
Exxon Mobil Corp.	24,096	2,258,759
Hess Corp.	12,159	730,756
JX Holdings, Inc.	102,800	401,261
QEP Resources, Inc.	31,900	562,397
Royal Dutch Shell PLC–Class A	73,345	2,011,882
TOTAL SA	24,749	1,186,863
Tupras Turkiye Petrol Rafinerileri AS(a)	5,410	120,101
Valero Energy Corp.	8,638	440,538
YPF SA (Sponsored ADR)	6,600	126,720

		9,738,157

		11,586,105

EQUITY: OTHER–3.1%
DIVERSIFIED/SPECIALTY–2.3%
Alexandria Real Estate Equities, Inc.	3,170	328,158
Armada Hoffler Properties, Inc.	20,100	276,174
Buzzi Unicem SpA	7,640	133,883
CBRE Group, Inc.–Class A(a)	6,490	171,855
Cheung Kong Property Holdings Ltd.	93,000	587,171

City Developments Ltd.	15,300	$92,976
Colony Starwood Homes	13,710	417,058
East Japan Railway Co.	1,800	166,812
Four Corners Property Trust, Inc.	9,140	188,193
Frasers Centrepoint Ltd.	67,200	76,532
Fukuoka REIT Corp.	79	156,301
GPT Group (The)	78,470	319,110
Gramercy Property Trust	43,523	401,282
ICADE	3,300	231,892
IMMOFINANZ AG(a)	70,880	152,045
Kaisa Group Holdings Ltd.(a)(b)(d)(e)	409,000	20,561
Kennedy Wilson Europe Real Estate PLC	24,254	311,440
LendLease Group	51,070	485,122
Merlin Properties Socimi SA	33,274	351,137
Mitsubishi Estate Co., Ltd.	13,000	238,456
Mitsui Fudosan Co., Ltd.	21,100	484,261
New World Development Co., Ltd.	209,682	213,805
Premier Investment Corp.	161	211,527
Sino Land Co., Ltd.	10,000	16,465
STORE Capital Corp.	14,510	427,320
Sumitomo Realty & Development Co., Ltd.	16,000	433,878
Sun Hung Kai Properties Ltd.	10,600	127,862
TLG Immobilien AG	4,640	97,587
UOL Group Ltd.	79,661	324,719

		7,443,582

HEALTH CARE–0.6%
Assura PLC	125,490	91,872
Care Capital Properties, Inc.	10,843	284,195
HCP, Inc.	3,780	133,736
LTC Properties, Inc.	3,870	200,195
Ventas, Inc.	11,340	825,779
Welltower, Inc.	3,570	271,927

		1,807,704

TRIPLE NET–0.2%
National Retail Properties, Inc.	11,000	568,920
Realty Income Corp.	2,570	178,255

		747,175

		9,998,461

RESIDENTIAL–2.2%
MULTI-FAMILY–1.6%
Apartment Investment & Management Co.–Class A	7,110	313,978
AvalonBay Communities, Inc.	5,670	1,022,811
Camden Property Trust	3,830	338,648
China Overseas Land & Investment Ltd.	100,000	318,785
China Resources Land Ltd.	76,000	179,090
CIFI Holdings Group Co., Ltd.	506,000	125,459
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	126,210	125,701
Independence Realty Trust, Inc.	31,810	260,206

BALANCED WEALTH STRATEGY PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

Japan Rental Housing Investments, Inc.	200	$163,917
Kenedix Residential Investment Corp.(b)	61	165,143
Killam Apartment Real Estate Investment Trust	17,580	172,677
Mid-America Apartment Communities, Inc.	4,080	434,112
Mirvac Group	187,760	285,554
Sun Communities, Inc.	5,501	421,597
UNITE Group PLC (The)	31,150	257,688
Vonovia SE	10,932	399,171
Wing Tai Holdings Ltd.	126,000	152,941

		5,137,478

SELF STORAGE–0.5%
Big Yellow Group PLC	17,500	182,227
Extra Space Storage, Inc.	5,380	497,865
National Storage Affiliates Trust	14,450	300,849
Public Storage	1,030	263,258
Sovran Self Storage, Inc.	2,505	262,824

		1,507,023

STUDENT HOUSING–0.1%
Education Realty Trust, Inc.	5,230	241,312

		6,885,813

RETAIL–2.1%
REGIONAL MALL–0.8%
General Growth Properties, Inc.	5,470	163,115
Pennsylvania Real Estate Investment Trust	1,155	24,775
Simon Property Group, Inc.	8,716	1,890,501
Taubman Centers, Inc.	5,630	417,746

		2,496,137

SHOPPING CENTER/OTHER RETAIL–1.3%
Aeon Mall Co., Ltd.	24,577	321,566
DDR Corp.	7,170	130,064
Fibra Shop Portafolios Inmobiliarios SAPI de CV	128,490	120,882
Frontier Real Estate Investment Corp.(b)	39	202,499
Kite Realty Group Trust	15,960	447,359
Klepierre	8,383	369,902
Link REIT	70,768	483,926
Mercialys SA	11,530	245,477
Parque Arauco SA	54,650	110,394
Ramco-Gershenson Properties Trust	18,050	353,960
Regency Centers Corp.	6,720	562,666
Retail Opportunity Investments Corp.	9,955	215,725
Scentre Group	131,319	486,400

		4,050,820

		6,546,957

UTILITIES–1.7%
ELECTRIC UTILITIES–1.4%
American Electric Power Co., Inc.	10,800	$756,972
Edison International	11,008	854,991
EDP–Energias de Portugal SA	94,270	288,614
Enel SpA	40,691	180,645
Eversource Energy	1,154	69,125
Exelon Corp.	16,177	588,196
FirstEnergy Corp.	2,857	99,738
Korea Electric Power Corp.	2,700	141,728
PG&E Corp.	10,091	645,017
PPL Corp.	11,932	450,433
Westar Energy, Inc.	10,000	560,900

		4,636,359

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS–0.0%
Huaneng Power International, Inc.–Class H	26,000	16,183

MULTI-UTILITIES–0.3%
DTE Energy Co.	1,111	110,122
NiSource, Inc.	22,229	589,513
Public Service Enterprise Group, Inc.	3,500	163,135

		862,770

		5,515,312

TELECOMMUNICATION SERVICES–1.7%
DIVERSIFIED TELECOMMUNICATION SERVICES–1.2%
AT&T, Inc.	33,700	1,456,177
BT Group PLC	127,070	698,452
Com Hem Holding AB	15,220	128,527
Nippon Telegraph & Telephone Corp.	13,000	609,633
TDC A/S	57,360	281,091
Telenor ASA	8,370	138,549
Verizon Communications, Inc.	12,171	679,629

		3,992,058

WIRELESS TELECOMMUNICATION SERVICES–0.5%
SoftBank Group Corp.	2,800	158,346
T-Mobile US, Inc.(a)	16,622	719,234
Tower Bersama Infrastructure Tbk PT	257,000	128,830
Vodafone Group PLC	167,263	509,961

		1,516,371

		5,508,429

AB Variable Products Series Fund

Company		Shares	U.S. $ Value

OFFICE–1.4%
OFFICE–1.4%
Allied Properties Real Estate Investment Trust		7,776	$232,808
alstria office REIT-AG(a)		32,768	442,366
Boston Properties, Inc.		5,874	774,781
Brandywine Realty Trust		23,180	389,424
CA Immobilien Anlagen AG(a)		9,840	164,332
Dream Office Real Estate Investment Trust		12,286	176,689
Empire State Realty Trust, Inc.–Class A		14,650	278,203
Equity Commonwealth(a)		8,500	247,605
Highwoods Properties, Inc.		6,850	361,680
Inmobiliaria Colonial SA		403,870	295,037
Investa Office Fund		64,800	208,441
Kenedix Office Investment Corp.–Class A		50	297,995
MCUBS MidCity Investment Corp.(b)		44	151,796
Workspace Group PLC		31,686	292,407

			4,313,564

MATERIALS–0.9%
CHEMICALS–0.8%
Arkema SA		3,556	271,866
CF Industries Holdings, Inc.		18,961	456,960
Covestro AG(c)		4,195	186,847
Dow Chemical Co. (The)		9,497	472,096
Essentra PLC		78,276	537,051
JSR Corp.		13,200	174,809
Koninklijke DSM NV		3,878	223,723
LyondellBasell Industries NV–Class A		1,887	140,430
Nippon Shokubai Co., Ltd.		2,200	126,536
Teijin Ltd.		38,000	125,915

			2,716,233

METALS & MINING–0.0%
Newmont Mining Corp.		3,210	125,575

PAPER & FOREST PRODUCTS–0.1%
Mondi PLC		9,704	181,683

			3,023,491

LODGING–0.3%
LODGING–0.3%
Chesapeake Lodging Trust		6,840	159,030
Pebblebrook Hotel Trust		8,030	210,787
Summit Hotel Properties, Inc.		24,990	330,868
Wyndham Worldwide Corp.		2,020	143,885

			844,570

MORTGAGE–0.3%
MORTGAGE–0.3%
Blackstone Mortgage Trust, Inc.–Class A		5,480	151,632
Concentradora Hipotecaria SAPI de CV		104,000	143,179

First American Financial Corp.		12,923	$519,763

			814,574

Total Common Stocks (cost $174,496,728)			200,961,172

	Principal Amount (000)
CORPORATES–INVESTMENT GRADE–10.0%
INDUSTRIAL–6.7%
BASIC–0.4%
Barrick Gold Corp. 4.10%, 5/01/23	U.S.$	40	42,195
Dow Chemical Co. (The) 4.125%, 11/15/21		165	181,018
Eastman Chemical Co. 3.80%, 3/15/25		110	116,257
Glencore Funding LLC 4.125%, 5/30/23(c)		126	115,920
LyondellBasell Industries NV 5.75%, 4/15/24		200	238,041
Minsur SA 6.25%, 2/07/24(c)		168	164,604
Mosaic Co. (The) 5.625%, 11/15/43		96	106,476
Sociedad Quimica y Minera de Chile SA 3.625%, 4/03/23(c)		237	228,823
Vale Overseas Ltd. 6.875%, 11/21/36		65	59,150

			1,252,484

CAPITAL GOODS–0.1%
General Electric Co. Series D 5.00%, 1/21/21(f)		68	72,148
Owens Corning 6.50%, 12/01/16(g)		11	11,155
Republic Services, Inc. 3.80%, 5/15/18		17	17,787
Yamana Gold, Inc. 4.95%, 7/15/24		142	139,700

			240,790

COMMUNICATIONS–MEDIA–1.2%
21st Century Fox America, Inc. 3.00%, 9/15/22		400	416,605
6.15%, 2/15/41		130	162,342
CBS Corp. 3.50%, 1/15/25		215	221,060
5.75%, 4/15/20		250	284,251

BALANCED WEALTH STRATEGY PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)	AB Variable Products Series Fund

	Principal Amount (000)			U.S. $ Value

Charter Communications Operating LLC/Charter Communications Operating Capital 4.908%, 7/23/25	U.S.$		165	$180,395
Comcast Corp. 5.15%, 3/01/20			451	509,653
Cox Communications, Inc. 2.95%, 6/30/23(c)			91	87,700
Discovery Communications LLC 3.45%, 3/15/25			176	172,197
NBCUniversal Enterprise, Inc. 5.25%, 3/19/21(c)(f)			233	240,281
RELX Capital, Inc. 8.625%, 1/15/19			435	501,707
S&P Global, Inc. 4.40%, 2/15/26			226	253,651
Time Warner Cable, Inc. 4.125%, 2/15/21			165	174,676
4.50%, 9/15/42			85	79,173
Time Warner, Inc. 3.55%, 6/01/24			99	105,177
4.70%, 1/15/21			123	137,195
7.625%, 4/15/31			110	150,880
Viacom, Inc. 3.875%, 4/01/24			75	76,177
5.625%, 9/15/19			83	91,493

				3,844,613

COMMUNICATIONS–TELECOMMUNICATIONS–0.8%
American Tower Corp. 5.05%, 9/01/20			380	422,533
AT&T, Inc. 3.40%, 5/15/25			475	485,881
3.80%, 3/15/22			75	79,674
4.45%, 4/01/24			292	320,794
Rogers Communications, Inc. 4.00%, 6/06/22		CAD	46	38,910
Telefonica Emisiones SAU 5.462%, 2/16/21		U.S.$	185	211,066
Verizon Communications, Inc. 3.50%, 11/01/24			778	827,429
4.862%, 8/21/46			134	146,474

				2,532,761

CONSUMER CYCLICAL–AUTOMOTIVE–0.4%
Ford Motor Credit Co. LLC 5.875%, 8/02/21			915	1,049,423
General Motors Co. 3.50%, 10/02/18			130	133,845
General Motors Financial Co., Inc. 4.00%, 1/15/25			41	41,484
4.30%, 7/13/25			50	51,299

				1,276,051

CONSUMER CYCLICAL–RETAILERS–0.2%
CVS Health Corp. 3.875%, 7/20/25		U.S.$	222	$244,195
Kohl’s Corp. 5.55%, 7/17/45			170	158,330
Walgreens Boots Alliance, Inc. 3.80%, 11/18/24			320	339,034

				741,559

CONSUMER NON-CYCLICAL–1.6%
AbbVie, Inc. 3.60%, 5/14/25			166	173,940
Actavis Funding SCS 3.80%, 3/15/25			282	293,796
3.85%, 6/15/24			89	93,137
Agilent Technologies, Inc. 5.00%, 7/15/20			71	78,263
Altria Group, Inc. 2.625%, 1/14/20			320	332,655
AstraZeneca PLC 6.45%, 9/15/37			90	122,843
Baxalta, Inc. 5.25%, 6/23/45			130	141,001
Bayer US Finance LLC 3.375%, 10/08/24(c)			321	333,678
Becton Dickinson and Co. 3.734%, 12/15/24			141	151,877
Biogen, Inc. 4.05%, 9/15/25			251	270,189
Bunge Ltd. Finance Corp. 8.50%, 6/15/19			155	181,237
Celgene Corp. 3.875%, 8/15/25			280	298,666
Gilead Sciences, Inc. 3.65%, 3/01/26			122	132,758
Grupo Bimbo SAB de CV 3.875%, 6/27/24(c)			339	352,778
Kraft Heinz Foods Co. 2.80%, 7/02/20(c)			130	134,997
3.50%, 7/15/22(c)			162	172,054
Laboratory Corp. of America Holdings 3.60%, 2/01/25			100	103,795
Medtronic, Inc. 3.50%, 3/15/25			320	348,840
Newell Brands, Inc. 3.15%, 4/01/21			280	291,699
3.85%, 4/01/23			50	53,033
Perrigo Finance Unlimited Co. 3.50%, 12/15/21			300	308,741
Reynolds American, Inc. 5.85%, 8/15/45			79	100,941
Thermo Fisher Scientific, Inc. 4.15%, 2/01/24			121	132,059

AB Variable Products Series Fund

	Principal Amount (000)			U.S. $ Value

Tyson Foods, Inc. 2.65%, 8/15/19	U.S.$		64	$65,750
3.95%, 8/15/24			206	222,366

				4,891,093

ENERGY–1.3%
Encana Corp. 3.90%, 11/15/21			140	135,765
Energy Transfer Partners LP 7.50%, 7/01/38			248	273,817
EnLink Midstream Partners LP 5.05%, 4/01/45			215	175,679
Enterprise Products Operating LLC 3.70%, 2/15/26			278	289,303
5.20%, 9/01/20			185	208,141
Halliburton Co. 5.00%, 11/15/45			295	324,465
Husky Energy, Inc. 7.25%, 12/15/19			36	40,501
Kinder Morgan Energy Partners LP 2.65%, 2/01/19			302	301,870
3.95%, 9/01/22			424	431,510
Kinder Morgan, Inc./DE 5.00%, 2/15/21(c)			250	263,487
Marathon Petroleum Corp. 5.125%, 3/01/21			163	180,248
Noble Energy, Inc. 3.90%, 11/15/24			170	172,705
8.25%, 3/01/19			374	428,347
Plains All American Pipeline LP/PAA Finance Corp. 3.60%, 11/01/24			232	217,870
Schlumberger Holdings Corp. 3.625%, 12/21/22(c)			295	312,064
TransCanada PipeLines Ltd. 6.35%, 5/15/67			120	84,900
Valero Energy Corp. 6.125%, 2/01/20			175	197,507
Williams Partners LP 4.125%, 11/15/20			155	153,527

				4,191,706

OTHER INDUSTRIAL–0.1%
Hutchison Whampoa International 14 Ltd. 1.625%, 10/31/17(c)			320	321,459

SERVICES–0.0%
eBay, Inc. 3.80%, 3/09/22			75	79,693

TECHNOLOGY–0.6%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 4.42%, 6/15/21			280	288,196
Fidelity National Information Services, Inc. 3.50%, 4/15/23			39	40,493
5.00%, 10/15/25			3	3,406

Hewlett Packard Enterprise Co. 4.90%, 10/15/25(c)	U.S.$		300	$313,446
HP, Inc. 4.65%, 12/09/21			114	123,276
KLA-Tencor Corp. 4.65%, 11/01/24			225	245,447
Lam Research Corp. 2.80%, 6/15/21			71	72,686
Motorola Solutions, Inc. 3.50%, 3/01/23			150	144,806
7.50%, 5/15/25			33	38,849
Seagate HDD Cayman 4.75%, 1/01/25			127	100,489
Tencent Holdings Ltd. 3.375%, 5/02/19(c)			335	347,504
Total System Services, Inc. 2.375%, 6/01/18			141	142,086
3.75%, 6/01/23			139	141,172

				2,001,856

				21,374,065

FINANCIAL INSTITUTIONS–2.9%
BANKING–2.1%
Barclays Bank PLC 6.625%, 3/30/22(c)		EUR	84	109,687
Barclays PLC 3.65%, 3/16/25		U.S.$	270	259,624
Citigroup, Inc. 3.875%, 3/26/25			235	237,128
Compass Bank 5.50%, 4/01/20			314	338,430
Cooperatieve Rabobank UA 4.375%, 8/04/25			320	334,249
Credit Suisse Group Funding Guernsey Ltd. 4.55%, 4/17/26			375	389,017
Goldman Sachs Group, Inc. (The) 3.75%, 5/22/25			186	194,253
5.75%, 1/24/22			335	388,922
Series D 6.00%, 6/15/20			440	502,055
Lloyds Banking Group PLC 3.10%, 7/06/21			395	394,708
Mitsubishi UFJ Financial Group, Inc. 3.85%, 3/01/26			272	296,748
Morgan Stanley 5.625%, 9/23/19			168	186,397
Series G 5.50%, 7/24/20			189	212,080
Murray Street Investment Trust I 4.647%, 3/09/17			44	44,988
Nationwide Building Society 6.25%, 2/25/20(c)			465	532,889

BALANCED WEALTH STRATEGY PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)	AB Variable Products Series Fund

	Principal Amount (000)		U.S. $ Value

PNC Bank NA 3.80%, 7/25/23	U.S.$	685	$738,580
Rabobank Capital Funding Trust III 5.254%, 10/21/16(c)(f)		190	189,287
Santander Issuances SAU 5.179%, 11/19/25		200	199,807
Santander UK PLC 5.00%, 11/07/23(c)		200	205,300
Standard Chartered PLC 6.409%, 1/30/17(c)(f)		200	180,000
UBS AG/Stamford CT 7.625%, 8/17/22		380	430,350
UBS Group Funding Jersey Ltd. 4.125%, 9/24/25(c)		305	316,197

			6,680,696

BROKERAGE–0.2%
Nomura Holdings, Inc. 2.00%, 9/13/16		468	468,808

FINANCE–0.1%
Aviation Capital Group Corp. 7.125%, 10/15/20(c)		173	197,273

INSURANCE–0.4%
Allied World Assurance Co. Holdings Ltd. 7.50%, 8/01/16		160	160,752
American International Group, Inc. 4.875%, 6/01/22		155	172,674
Hartford Financial Services Group, Inc. (The) 5.125%, 4/15/22		180	204,713
5.50%, 3/30/20		242	273,265
Lincoln National Corp. 8.75%, 7/01/19		98	115,926
MetLife, Inc. 10.75%, 8/01/39		70	108,815
Series C 5.25%, 6/15/20(f)		106	105,205
Prudential Financial, Inc. 5.625%, 6/15/43		69	71,954
XLIT Ltd. 6.375%, 11/15/24		157	188,823

			1,402,127

REITS–0.1%
Host Hotels & Resorts LP Series D 3.75%, 10/15/23		10	10,073
Welltower, Inc. 5.25%, 1/15/22		300	337,005

			347,078

			9,095,982

UTILITY–0.4%
ELECTRIC–0.2%
CMS Energy Corp. 5.05%, 3/15/22	U.S.$	155	$177,202
Constellation Energy Group, Inc. 5.15%, 12/01/20		89	99,050
Entergy Corp. 4.00%, 7/15/22		223	239,298
Exelon Corp. 5.10%, 6/15/45		125	143,643
Exelon Generation Co. LLC 4.25%, 6/15/22		128	136,520
Pacific Gas & Electric Co. 6.05%, 3/01/34		38	50,630

			846,343

NATURAL GAS–0.2%
Talent Yield Investments Ltd. 4.50%, 4/25/22(c)		490	532,155

			1,378,498

Total Corporates–Investment Grade (cost $30,223,280)			31,848,545

MORTGAGE PASS-THROUGHS–7.2%
AGENCY FIXED RATE 30-YEAR–6.3%
Federal Home Loan Mortgage Corp. Gold 4.00%, 1/01/45		1,185	1,300,705
4.00% FGLMC, 7/01/46, TBA		835	893,711
Series 2005 5.50%, 1/01/35		254	288,666
Series 2007 5.50%, 7/01/35		25	28,749
Federal National Mortgage Association 3.00%, 5/01/45		1,423	1,478,100
3.50%, 5/01/42-9/01/45		4,565	4,900,649
3.50% FNCL, 7/01/46, TBA		465	490,648
4.00%, 10/01/44-8/01/45		2,393	2,631,351
4.50% FNCL, 7/25/46, TBA		2,588	2,824,950
5.00%, 12/01/39		155	172,567
Series 2004 5.50%, 2/01/34-11/01/34		94	106,071
Series 2007 5.50%, 1/01/37-8/01/37		344	390,802
Series 2008 5.50%, 8/01/37		157	179,078
Series 2015 3.50%, 4/01/45		584	626,842
Series AS6516 4.00%, 1/01/46		1,128	1,210,698

AB Variable Products Series Fund

	Principal Amount (000)		U.S. $ Value

Government National Mortgage Association 3.00%, 7/20/45	U.S.$	539	$563,267
3.50% G2SF, 7/01/46, TBA		1,855	1,968,836

			20,055,690

AGENCY FIXED RATE 15-YEAR–0.9%
Federal National Mortgage Association 2.50% FNCI, 7/01/31, TBA		1,835	1,898,471
3.50%, 10/01/25-1/12/30		1,000	1,061,654

			2,960,125

Total Mortgage Pass-Throughs (cost $22,580,059)			23,015,815

COMMERCIAL MORTGAGE-BACKED SECURITIES–3.9%
NON-AGENCY FIXED RATE CMBS–3.2%
Banc of America Commercial Mortgage Trust Series 2007-5, Class AM 5.772%, 2/10/51		150	154,577
Bear Stearns Commercial Mortgage Securities Trust Series 2006-PW13, Class AJ 5.611%, 9/11/41		184	184,112
BHMS Mortgage Trust Series 2014-ATLS, Class AFX 3.601%, 7/05/33(c)		335	351,940
CGRBS Commercial Mortgage Trust Series 2013-VN05, Class A 3.369%, 3/13/35(c)		495	527,193
Citigroup Commercial Mortgage Trust Series 2012-GC8, Class D 4.877%, 9/10/45(c)		169	157,576
Series 2015-GC27, Class A5 3.137%, 2/10/48		246	258,296
COBALT CMBS Commercial Mortgage Trust Series 2007-C3, Class A4 5.767%, 5/15/46		256	264,325
Commercial Mortgage Loan Trust Series 2008-LS1, Class A1A 6.097%, 12/10/49		937	982,031

Commercial Mortgage Trust Series 2006-C8, Class A1A 5.292%, 12/10/46	U.S.$	385	$389,726
Series 2006-C8, Class A4 5.306%, 12/10/46		236	236,734
Series 2013-SFS, Class A1 1.873%, 4/12/35(c)		181	180,591
Credit Suisse Commercial Mortgage Trust Series 2007-C3, Class AM 5.699%, 6/15/39		155	157,177
CSAIL Commercial Mortgage Trust Series 2015-C3, Class A4 3.718%, 8/15/48		343	372,778
Series 2015-C4, Class A4 3.808%, 11/15/48		260	286,221
DBUBS Mortgage Trust Series 2011-LC1A, Class E 5.646%, 11/10/46(c)		130	137,405
GS Mortgage Securities Corp. II Series 2013-KING, Class A 2.706%, 12/10/27(c)		463	473,781
GS Mortgage Securities Trust Series 2007-GG10, Class A4 5.794%, 8/10/45		193	197,992
Series 2013-G1, Class A2 3.557%, 4/10/31(c)		276	285,966
JP Morgan Chase Commercial Mortgage Securities Trust Series 2004-LN2, Class A1A 4.838%, 7/15/41(c)		108	107,638
Series 2006-LDP8, Class AJ 5.48%, 5/15/45		136	135,819
Series 2006-LDP9, Class AM 5.372%, 5/15/47		135	134,987
Series 2007-CB19, Class AM 5.702%, 2/12/49		175	178,168
Series 2007-LD12, Class AM 6.01%, 2/15/51		280	290,270
Series 2007-LDPX, Class A1A 5.439%, 1/15/49		518	527,066
Series 2010-C2, Class A1 2.749%, 11/15/43(c)		7	6,926
Series 2011-C5, Class D 5.323%, 8/15/46(c)		100	101,501
Series 2012-C6, Class E 5.192%, 5/15/45(c)		119	112,773
JPMBB Commercial Mortgage Securities Trust Series 2015-C31, Class A3 3.801%, 8/15/48		368	406,804
Series 2015-C32, Class C 4.669%, 11/15/48		195	181,407
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ 5.452%, 9/15/39		97	96,713

BALANCED WEALTH STRATEGY PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)	AB Variable Products Series Fund

	Principal Amount (000)		U.S. $ Value

Series 2007-C1, Class AM 5.455%, 2/15/40	U.S.$	100	$101,157
LSTAR Commercial Mortgage Trust Series 2014-2, Class A2 2.767%, 1/20/41(c)		164	165,945
Series 2015-3, Class A2 2.729%, 4/20/48(c)		258	254,908
Series 2016-4, Class A2 2.57%, 3/10/49		161	160,636
Merrill Lynch Mortgage Trust Series 2006-C2, Class AJ 5.802%, 8/12/43		116	115,859
ML-CFC Commercial Mortgage Trust Series 2006-4, Class A1A 5.166%, 12/12/49		232	233,103
UBS-Barclays Commercial Mortgage Trust Series 2012-C3, Class A4 3.091%, 8/10/49		86	90,716
Series 2012-C4, Class A5 2.85%, 12/10/45		168	175,489
UBS-Citigroup Commercial Mortgage Trust Series 2011-C1, Class E 5.888%, 1/10/45(c)		81	87,451
Wachovia Bank Commercial Mortgage Trust Series 2006-C26, Class A1A 6.009%, 6/15/45		42	42,284
WF-RBS Commercial Mortgage Trust Series 2012-C9, Class D 4.802%, 11/15/45(c)		118	113,772
Series 2013-C14, Class A5 3.337%, 6/15/46		456	488,605
Series 2014-C20, Class A2 3.036%, 5/15/47		206	214,971

			10,123,389

NON-AGENCY FLOATING RATE CMBS–0.7%
Banc of America Commercial Mortgage Trust Series 2007-4, Class A1A 5.774%, 2/10/51(h)		543	561,042
Commercial Mortgage Trust Series 2014-SAVA, Class A 1.577% (LIBOR 1 Month + 1.15%), 6/15/34(c)(g)		104	102,791
H/2 Asset Funding NRE Series 2015-1A 2.099%, 6/24/49(c)(g)		247	245,290

JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-INN, Class A 1.351% (LIBOR 1 Month + 0.92%), 6/15/29(c)(g)	U.S.$	339	$334,959
Series 2015-SGP, Class A 2.127% (LIBOR 1 Month + 1.70%), 7/15/36(c)(g)		304	304,570
Morgan Stanley Capital I Trust Series 2015-XLF2, Class AFSA 2.297% (LIBOR 1 Month + 1.87%), 8/15/26(c)(g)		119	118,431
Series 2015-XLF2, Class SNMA 2.377% (LIBOR 1 Month + 1.95%), 11/15/26(c)(g)		119	119,374
Resource Capital Corp., Ltd. Series 2014-CRE2, Class A 1.48% (LIBOR 1 Month + 1.05%), 4/15/32(c)(g)		89	87,305
Starwood Retail Property Trust Series 2014-STAR, Class A 1.647% (LIBOR 1 Month + 1.22%), 11/15/27(c)(g)		378	373,408
Wells Fargo Commercial Mortgage Trust Series 2015-SG1, Class C 4.61%, 12/15/47(h)		197	190,211

			2,437,381

Total Commercial Mortgage-Backed Securities (cost $12,759,516)			12,560,770

ASSET-BACKED SECURITIES–3.7%
AUTOS–FIXED RATE–2.1%
Ally Master Owner Trust Series 2015-3, Class A 1.63%, 5/15/20		454	456,216
AmeriCredit Automobile Receivables Trust Series 2013-4, Class A3 0.96%, 4/09/18		3	2,758
Series 2014-1, Class A3 0.90%, 2/08/19		134	134,375
ARI Fleet Lease Trust Series 2014-A, Class A2 0.81%, 11/15/22(c)		35	35,165
California Republic Auto Receivables Trust Series 2014-2, Class A4 1.57%, 12/16/19		203	203,578
Series 2015-2, Class A3 1.31%, 8/15/19		208	208,434
Capital Auto Receivables Asset Trust Series 2014-1, Class B 2.22%, 1/22/19		80	80,615

AB Variable Products Series Fund

	Principal Amount (000)		U.S. $ Value

Chrysler Capital Auto Receivables Trust Series 2015-BA, Class A3 1.91%, 3/16/20(c)	U.S.$	179	$181,345
CPS Auto Receivables Trust Series 2013-B, Class A 1.82%, 9/15/20(c)		88	87,352
Series 2014-B, Class A 1.11%, 11/15/18(c)		47	46,589
Drive Auto Receivables Trust Series 2015-DA, Class A2A 1.23%, 6/15/18(c)		46	46,451
Series 2016-AA, Class A2A 1.50%, 3/15/18(c)		78	78,210
Series 2016-BA, Class A2 1.38%, 8/15/18		309	309,030
Enterprise Fleet Financing LLC Series 2014-1, Class A2 0.87%, 9/20/19(c)		60	59,659
Series 2014-2, Class A2 1.05%, 3/20/20(c)		138	137,476
Series 2015-1, Class A2 1.30%, 9/20/20(c)		329	328,381
Exeter Automobile Receivables Trust Series 2014-2A, Class A 1.06%, 8/15/18(c)		8	7,637
Series 2016-1A, Class D 8.20%, 2/15/23(c)		140	139,892
Fifth Third Auto Trust Series 2014-3, Class A4 1.47%, 5/17/21		268	268,932
Ford Credit Auto Lease Trust Series 2014-B, Class A3 0.89%, 9/15/17		105	105,164
Ford Credit Auto Owner Trust Series 2012-D, Class B 1.01%, 5/15/18		155	154,733
Ford Credit Floorplan Master Owner Trust Series 2015-2, Class A1 1.98%, 1/15/22		322	327,131
GM Financial Automobile Leasing Trust Series 2015-2, Class A3 1.68%, 12/20/18		412	415,319
GMF Floorplan Owner Revolving Trust Series 2015-1, Class A1 1.65%, 5/15/20(c)		221	221,578
Series 2016-1, Class A1 1.96%, 5/17/21		280	282,048
Harley-Davidson Motorcycle Trust Series 2015-1, Class A3 1.41%, 6/15/20		126	126,477

Hertz Vehicle Financing II LP Series 2015-2A, Class A 2.02%, 9/25/19(c)	U.S.$	180	$181,197
Hertz Vehicle Financing LLC Series 2013-1A, Class B2 2.48%, 8/25/19(c)		192	187,950
Hyundai Auto Lease Securitization Trust Series 2015-A, Class A2 1.00%, 10/16/17(c)		145	144,873
Series 2015-B, Class A3 1.40%, 11/15/18(c)		213	213,845
Hyundai Auto Receivables Trust Series 2012-B, Class C 1.95%, 10/15/18		140	140,194
Mercedes Benz Auto Lease Trust Series 2015-B, Class A3 1.34%, 7/16/18		223	223,549
Nissan Auto Lease Trust Series 2015-A, Class A3 1.40%, 6/15/18		370	371,413
Santander Drive Auto Receivables Trust Series 2015-3, Class A2A 1.02%, 9/17/18		72	71,544
Series 2015-4,Class A2A 1.20%, 12/17/18		113	112,701
TCF Auto Receivables Owner Trust Series 2015-1A, Class A2 1.02%, 8/15/18(c)		105	104,644
Westlake Automobile Receivables Trust Series 2015-3A, Class A2A 1.42%, 5/17/21(c)		159	158,821
Series 2016-2A, Class A2 1.57%, 6/17/19		161	161,189

			6,516,465

AUTOS–FLOATING RATE–0.5%
BMW Floorplan Master Owner Trust Series 2015-1A, Class A 0.931% (LIBOR 1 Month + 0.50%), 7/15/20(c)(g)		378	378,000
GE Dealer Floorplan Master Note Trust Series 2014-1, Class A 0.812% (LIBOR 1 Month + 0.38%), 7/20/19(g)		203	202,525
Series 2015-1, Class A 0.932% (LIBOR 1 Month + 0.50%), 1/20/20(g)		384	383,074
Hertz Fleet Lease Funding LP Series 2013-3, Class A 0.979% (LIBOR 1 Month + 0.55%), 12/10/27(c)(g)		95	94,990

BALANCED WEALTH STRATEGY PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)	AB Variable Products Series Fund

	Principal Amount (000)		U.S. $ Value

Navistar Financial Dealer Note Master Trust Series 2014-1, Class A 1.203% (LIBOR 1 Month + 0.75%), 10/25/19(c)(g)	U.S.$	207	$207,261
NCF Dealer Floorplan Master Trust Series 2014-1A, Class A 1.932% (LIBOR 1 Month + 1.50%), 10/20/20(c)(g)		320	320,000
Volkswagen Credit Auto Master Trust Series 2014-1A, Class A1 0.782% (LIBOR 1 Month + 0.35%), 7/22/19(c)(g)		120	118,528

			1,704,378

CREDIT CARDS–FIXED RATE–0.5%
American Express Credit Account Master Trust Series 2014-2, Class A 1.26%, 1/15/20		141	141,534
Barclays Dryrock Issuance Trust Series 2014-3, Class A 2.41%, 7/15/22		326	336,046
Series 2015-2, Class A 1.56%, 3/15/21		214	215,511
Chase Issuance Trust Series 2014-A1, Class A1 1.15%, 1/15/19		270	270,474
World Financial Network Credit Card Master Trust Series 2012-B, Class A 1.76%, 5/17/21		310	311,970
Series 2013-A, Class A 1.61%, 12/15/21		246	247,848

			1,523,383

OTHER ABS–FIXED RATE–0.4%
Ascentium Equipment Receivables LLC Series 2015-2A, Class A1 1.00%, 11/10/16(c)		13	13,197
Series 2016-1A, Class A2 1.75%, 11/13/18		85	85,159
CIT Equipment Collateral Series 2014-VT1, Class A2 0.86%, 5/22/17(c)		66	66,327
CNH Equipment Trust Series 2014-B, Class A4 1.61%, 5/17/21		210	211,622
Series 2015-A, Class A4 1.85%, 4/15/21		227	229,425
Dell Equipment Finance Trust Series 2015-1, Class A3 1.30%, 3/23/20(c)		173	172,983
Series 2015-2, Class A2A 1.42%, 12/22/17(c)		179	179,158

SBA Tower Trust 3.156%, 10/15/20(c)	U.S.$	251	$254,451
Taco Bell Funding LLC Series 2016-1A, Class A2I 3.832%, 5/25/46		155	158,019

			1,370,341

CREDIT CARDS–FLOATING RATE–0.2%
Discover Card Execution Note Trust Series 2015-A1, Class A1 0.881% (LIBOR 1 Month + 0.35%), 8/17/20(g)		240	240,483
World Financial Network Credit Card Master Trust Series 2015-A, Class A 0.911% (LIBOR 1 Month + 0.48%), 2/15/22(g)		256	255,686

			496,169

HOME EQUITY LOANS–FIXED RATE–0.0%
Credit-Based Asset Servicing and Securitization LLC Series 2003-CB1, Class AF 3.95%, 1/25/33		62	62,501

HOME EQUITY LOANS–FLOATING RATE–0.0%
Residential Asset Securities Corp. Trust Series 2003-KS3, Class A2 1.036% (LIBOR 1 Month + 0.60%), 5/25/33(g)		1	648

Total Asset-Backed Securities (cost $11,617,210)			11,673,885

GOVERNMENTS–TREASURIES–2.9%
UNITED STATES–2.9%
U.S. Treasury Bonds
2.75%, 8/15/42		280	308,503
3.00%, 5/15/45		265	304,595
3.125%, 2/15/43-8/15/44		575	677,485
3.375%, 5/15/44		234	288,272
3.625%, 8/15/43		1,304	1,682,027
4.375%, 2/15/38		1,027	1,464,607
6.25%, 5/15/30		149	233,889
U.S. Treasury Notes
1.25%, 3/31/21		2,343	2,370,174
1.625%, 5/15/26		724	733,156
2.25%, 11/15/25		813	867,263
2.50%, 8/15/23		305	330,412

Total Governments–Treasuries (cost $8,416,479)			9,260,383

AB Variable Products Series Fund

	Principal Amount (000)		U.S. $ Value

COLLATERALIZED MORTGAGE OBLIGATIONS–2.5%
RISK SHARE FLOATING RATE–1.5%
Bellemeade Re II Ltd. Series 2016-1A, Class M2B 6.953% (LIBOR 1 Month + 6.50%), 4/25/26(g)	U.S.$	170	$171,364
Bellemeade Re Ltd. Series 2015-1A, Class M1 2.936% (LIBOR 1 Month + 2.50%), 7/25/25(d)(g)(i)		87	87,087
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2014-DN3, Class M3 4.427% (LIBOR 1 Month + 4.00%), 8/25/24(g)		330	328,841
Series 2014-DN4, Class M3 4.977% (LIBOR 1 Month + 4.55%), 10/25/24(g)		250	254,786
Series 2014-HQ3, Class M3 5.177% (LIBOR 1 Month + 4.75%), 10/25/24(g)		250	255,548
Series 2015-DNA3, Class M3 5.136% (LIBOR 1 Month + 4.70%), 4/25/28(g)		250	248,986
Series 2015-HQA2, Class M3 5.236% (LIBOR 1 Month + 4.80%), 5/25/28(g)		250	246,294
Series 2016-DNA1, Class M3 5.986% (LIBOR 1 Month + 5.55%), 7/25/28(g)		250	259,453
Series 2016-DNA2, Class M3 5.103% (LIBOR 1 Month + 4.65%), 10/25/28(g)		250	244,816
Series 2016-DNA3, Class M3 5.446% (LIBOR 1 Month + 5.00%), 12/25/28(g)		250	249,079
Federal National Mortgage Association Connecticut Avenue Securities Series 2014-C03, Class 1M1 1.636% (LIBOR 1 Month + 1.20%), 7/25/24(g)		65	64,681
Series 2014-C04, Class 1M2 5.336% (LIBOR 1 Month + 4.90%), 11/25/24(g)		180	184,474

Series 2014-C04, Class 2M2 5.436% (LIBOR 1 Month + 5.00%), 11/25/24(g)	U.S.$	75	$76,138
Series 2015-C01, Class 1M2 4.736% (LIBOR 1 Month + 4.30%), 2/25/25(g)		155	157,332
Series 2015-C01, Class 2M2 4.986% (LIBOR 1 Month + 4.55%), 2/25/25(g)		210	216,151
Series 2015-C02, Class 1M2 4.436% (LIBOR 1 Month + 4.00%), 5/25/25(g)		199	199,000
Series 2015-C02, Class 2M2 4.436% (LIBOR 1 Month + 4.00%), 5/25/25(g)		185	184,941
Series 2015-C03, Class 1M1 1.936% (LIBOR 1 Month + 1.50%), 7/25/25(g)		103	102,934
Series 2015-C03, Class 1M2 5.436% (LIBOR 1 Month + 5.00%), 7/25/25(g)		90	90,534
Series 2015-C03, Class 2M2 5.436% (LIBOR 1 Month + 5.00%), 7/25/25(g)		244	246,485
Series 2015-C04, Class 1M2 6.136% (LIBOR 1 Month + 5.70%), 4/25/28(g)		74	76,327
Series 2015-C04, Class 2M2 5.986% (LIBOR 1 Month + 5.55%), 4/25/28(g)		117	119,668
Series 2016-C01, Class 1M2 7.177% (LIBOR 1 Month + 6.75%), 8/25/28(g)		149	163,034
Series 2016-C01, Class 2M2 7.377% (LIBOR 1 Month + 6.95%), 8/25/28(g)		159	173,085
Series 2016-C03, Class 1M2 5.753% (LIBOR 1 Month + 5.30%), 10/25/28(g)		46	46,807
Series 2016-C03, Class 2M2 6.353% (LIBOR 1 Month + 5.90%), 10/25/28(g)		145	150,447

BALANCED WEALTH STRATEGY PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)	AB Variable Products Series Fund

	Principal Amount (000)		U.S. $ Value

JP Morgan Madison Avenue Securities Trust Series 2014-CH1, Class M2 4.686% (LIBOR 1 Month + 4.25%), 11/25/24(g)(i)	U.S.$	36	$35,642
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2 5.686% (LIBOR 1 Month + 5.25%), 11/25/25(g)(i)		144	142,463
Series 2015-WF1, Class 2M2 5.936% (LIBOR 1 Month + 5.50%), 11/25/25(g)(i)		41	40,209

			4,816,606

NON-AGENCY FIXED RATE–0.5%
Alternative Loan Trust Series 2005-20CB, Class 3A6 5.50%, 7/25/35		41	36,761
Series 2005-57CB, Class 4A3 5.50%, 12/25/35		98	81,819
Series 2006-23CB, Class 1A7 6.00%, 8/25/36		70	62,170
Series 2006-24CB, Class A16 5.75%, 6/25/36		169	130,651
Series 2006-28CB, Class A14 6.25%, 10/25/36		116	90,886
Series 2006-J1, Class 1A13 5.50%, 2/25/36		102	83,669
Series 2007-2CB, Class 2A4 5.75%, 3/25/37		93	74,643
Chase Mortgage Finance Trust Series 2007-S5, Class 1A17 6.00%, 7/25/37		53	44,281
Citigroup Mortgage Loan Trust, Inc. Series 2005-2, Class 1A4 2.628%, 5/25/35		22	20,371
Countrywide Home Loan Mortgage Pass-Through Trust Series 2006-10, Class 1A8 6.00%, 5/25/36		86	72,805
Series 2006-13, Class 1A18 6.25%, 9/25/36		129	106,592
Series 2006-13, Class 1A19 6.25%, 9/25/36		46	38,322

Series 2007-HYB2, Class 3A1 2.819%, 2/25/47	U.S.$	248	$189,609
Credit Suisse Mortgage Trust Series 2010-6R, Class 3A2 5.875%, 1/26/38(c)		157	129,511
First Horizon Alternative Mortgage Securities Trust Series 2006-FA3, Class A9 6.00%, 7/25/36		187	145,433
JP Morgan Mortgage Trust Series 2007-S3, Class 1A8 6.00%, 8/25/37		76	65,383
RBSSP Resecuritization Trust Series 2009-7, Class 10A3 6.00%, 8/26/37(c)		206	176,576
Wells Fargo Mortgage Backed Securities Trust Series 2007-8, Class 2A5 5.75%, 7/25/37		62	61,121

			1,610,603

AGENCY FLOATING RATE–0.3%
Federal National Mortgage Association Series 2011-15, Class SA 6.607% (LIBOR 1 Month + 7.06%), 3/25/41(g)(j)		654	160,136
Series 2016-22, Class ST 5.647% (LIBOR 1 Month + 6.10%), 4/25/46(g)(j)		852	164,028
Federal National Mortgage Association REMICs Series 2013-130, Class SN 6.00% (LIBOR 1 Month + 6.65%), 10/25/42(g)(j)		886	164,903
Series 2015-66, Class AS 5.797% (LIBOR 1 Month + 6.25%), 9/25/45(g)(j)		832	173,048
Series 2016-11, Class SG 6.00% (LIBOR 1 Month + 6.15%), 3/25/46(g)(j)		935	177,769
Series 2016-19, Class SA 5.647% (LIBOR 1 Month + 6.10%), 4/25/46(g)(j)		1,027	184,821

			1,024,705

NON-AGENCY FLOATING RATE–0.1%
Deutsche Alt-A Securities Mortgage Loan Trust Series 2006-AR4, Class A2 0.626% (LIBOR 1 Month + 0.19%), 12/25/36(g)		360	212,630
HomeBanc Mortgage Trust Series 2005-1, Class A1 0.686% (LIBOR 1 Month + 0.25%), 3/25/35(g)		155	130,374

AB Variable Products Series Fund

	Principal Amount (000)		U.S. $ Value

RBSSP Resecuritization Trust Series 2010-9, Class 7A6 6.706%, 5/26/37(c)(h)	U.S.$	194	$147,799

			490,803

AGENCY FIXED RATE–0.1%
Federal National Mortgage Association REMICs Series 2015-33, Class AI 5.00%, 6/25/45(j)		903	161,794

Total Collateralized Mortgage Obligations (cost $8,211,237)			8,104,511

INFLATION-LINKED SECURITIES–2.1%
UNITED STATES–2.1%
U.S. Treasury Inflation Index 0.125%, 4/15/19 (TIPS)		4,172	4,259,677
0.25%, 1/15/25 (TIPS)		1,127	1,144,331
0.375%, 7/15/25 (TIPS)		1,230	1,266,198

Total Inflation-Linked Securities (cost $6,587,806)			6,670,206

CORPORATES–NON-INVESTMENT GRADE–1.5%
INDUSTRIAL–0.7%
BASIC–0.0%
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc. 6.50%, 11/15/20		49	49,104
Novelis, Inc. 8.375%, 12/15/17		29	29,652

			78,756

CAPITAL GOODS–0.1%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu 5.75%, 10/15/20		115	118,738

COMMUNICATIONS–MEDIA–0.0%
CSC Holdings LLC 8.625%, 2/15/19		44	48,537

COMMUNICATIONS–TELECOMMUNICATIONS–0.2%
Numericable-SFR SA 5.375%, 5/15/22(c)	EUR	195	219,344
Sprint Capital Corp. 6.90%, 5/01/19	U.S.$	370	353,350
Telecom Italia Capital SA 6.00%, 9/30/34		65	62,075

			634,769

CONSUMER CYCLICAL–OTHER–0.2%
International Game Technology PLC 6.25%, 2/15/22(c)	U.S.$	200	$203,250
KB Home 4.75%, 5/15/19		107	107,268
MCE Finance Ltd. 5.00%, 2/15/21(c)		210	208,425

			518,943

CONSUMER CYCLICAL–RETAILERS–0.0%
Hanesbrands, Inc. 4.625%, 5/15/24		70	70,175

CONSUMER NON-CYCLICAL–0.0%
Valeant Pharmaceuticals International, Inc. 6.125%, 4/15/25(c)		135	108,338

ENERGY–0.1%
Cenovus Energy, Inc. 3.00%, 8/15/22		17	15,519
5.70%, 10/15/19		59	62,405
Diamond Offshore Drilling, Inc. 4.875%, 11/01/43		111	79,086
SM Energy Co. 6.50%, 1/01/23		14	13,020
Transocean, Inc. 6.50%, 11/15/20		135	119,974

			290,004

TECHNOLOGY–0.1%
Advanced Micro Devices, Inc. 6.75%, 3/01/19		104	99,840
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 7.125%, 6/15/24		117	122,197
NXP BV/NXP Funding LLC 4.125%, 6/01/21		200	203,000

			425,037

TRANSPORTATION–SERVICES–0.0%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.25%, 3/15/25(c)		94	85,070

			2,378,367

FINANCIAL INSTITUTIONS–0.7%
BANKING–0.6%
Bank of America Corp. Series Z 6.50%, 10/23/24(f)		79	84,135
Barclays Bank PLC 6.86%, 6/15/32(c)(f)		44	49,280
7.625%, 11/21/22		239	257,224
7.75%, 4/10/23		305	314,913

BALANCED WEALTH STRATEGY PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)	AB Variable Products Series Fund

	Principal Amount (000)		U.S. $ Value

Credit Agricole SA 8.125%, 12/23/25(c)(f)	U.S.$	205	$205,000
Intesa Sanpaolo SpA 5.017%, 6/26/24(c)		339	310,353
Royal Bank of Scotland Group PLC Series U 7.64%, 9/30/17(f)		200	190,000
Royal Bank of Scotland PLC (The) 9.50%, 3/16/22(c)		61	63,430
Societe Generale SA 5.922%, 4/05/17(c)(f)		100	100,833
UniCredit Luxembourg Finance SA 6.00%, 10/31/17(c)		230	239,892

			1,815,060

FINANCE–0.1%
AerCap Aviation Solutions BV 6.375%, 5/30/17		200	206,500
International Lease Finance Corp. 5.875%, 4/01/19		93	99,161

			305,661

			2,120,721

UTILITY–0.1%
ELECTRIC–0.1%
AES Corp./VA 7.375%, 7/01/21		119	134,173
NRG Energy, Inc. Series WI 6.25%, 5/01/24		92	87,573

			221,746

NON CORPORATE SECTORS–0.0%
AGENCIES–NOT GOVERNMENT GUARANTEED–0.0%
NOVA Chemicals Corp.(c)		125	125,625

Total Corporates–Non-Investment Grade (cost $4,990,697)			4,846,459

AGENCIES–1.3%
AGENCY DEBENTURES–1.3%
Federal Home Loan Bank Series **** 0.418% (LIBOR 1 Month–0.03%), 11/18/16(g) (cost $4,285,000)		4,285	4,284,674

EMERGING MARKETS– TREASURIES–0.3%
BRAZIL–0.3%
Brazil Notas do Tesouro Nacional Series F 10.00%, 1/01/17-1/01/27 (cost $946,382)	BRL	3,050	889,944

GOVERNMENTS–SOVEREIGN AGENCIES–0.3%
BRAZIL–0.1%
Petrobras Global Finance BV 5.75%, 1/20/20	U.S.$	253	$244,423

COLOMBIA–0.0%
Ecopetrol SA 5.875%, 5/28/45		94	81,663

ISRAEL–0.1%
Israel Electric Corp. Ltd. Series 6 5.00%, 11/12/24(c)		320	341,600

UNITED KINGDOM–0.1%
Royal Bank of Scotland Group PLC 7.50%, 8/10/20(f)		200	183,000

Total Governments–Sovereign Agencies (cost $865,858)			850,686

LOCAL GOVERNMENTS–MUNICIPAL BONDS–0.2%
UNITED STATES–0.2%
State of California Series 2010 7.625%, 3/01/40 (cost $350,441)		345	545,359

GOVERNMENTS–SOVEREIGN BONDS–0.1%
MEXICO–0.0%
Mexico Government International Bond Series E 5.95%, 3/19/19		82	91,594

QATAR–0.1%
Qatar Government International Bond 2.375%, 6/02/21		280	282,800

Total Governments–Sovereign Bonds (cost $367,372)			374,394

QUASI-SOVEREIGNS–0.1%
QUASI-SOVEREIGN BONDS–0.1%
CHILE–0.1%
Empresa de Transporte de Pasajeros Metro SA 4.75%, 2/04/24(c) (cost $337,942)		340	361,276

EMERGING MARKETS–CORPORATE BONDS–0.1%
INDUSTRIAL–0.1%
CAPITAL GOODS–0.1%
Odebrecht Finance Ltd. 5.25%, 6/27/29(c)		217	86,366
7.125%, 6/26/42(c)		215	92,450

Total Emerging Markets–Corporate Bonds (cost $291,191)			178,816

AB Variable Products Series Fund

Principal Amount (000)			U.S. $ Value

SHORT-TERM INVESTMENTS–3.1%
AGENCY DISCOUNT NOTE–1.1%
Federal Home Loan Bank Zero Coupon, 11/04/16 (cost $3,399,518)	U.S.$	3,405	$3,399,518

TIME DEPOSIT–1.7%
State Street Time Deposit 0.01%, 7/01/16 (cost $5,482,848)		5,483	5,482,848

CERTIFICATES OF DEPOSIT–0.3%
Wells Fargo Bank, NA 0.797%, 10/05/16(g) (cost $1,143,000)		1,143	1,143,000

Total Short-Term Investments (cost $10,025,366)			10,025,366

Total Investments Before Security Lending Collateral for Securities Loaned–102.3% (cost $297,352,564)			326,452,261

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED–0.6%
INVESTMENT COMPANIES–0.6%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 0.25%(k)(l) (cost $1,836,803)		1,836,803	$1,836,803

TOTAL INVESTMENTS–102.9% (cost $299,189,367)			328,289,064
Other assets less liabilities–(2.9)%			(9,284,538)

NET ASSETS–100.0%			$319,004,526

FUTURES (see Note D)

Type	Number of Contracts	Expiration Month	Original Value	Value at June 30, 2016	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 2 Yr (CBT) Futures	34	September 2016	$7,406,205	$7,457,156	$50,951
U.S. T-Note 5 Yr (CBT) Futures	129	September 2016	15,471,120	15,759,164	288,044
U.S. T-Note 10 Yr (CBT) Futures	32	September 2016	4,148,801	4,255,500	106,699
U.S. Ultra Bond (CBT) Futures	26	September 2016	4,551,895	4,845,750	293,855

Sold Contracts
Euro-BOBL Futures	28	September 2016	4,110,920	4,151,352	(40,432)

					$699,117

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	KRW	74,874	USD	65	8/16/16	$218
Barclays Bank PLC	KRW	585,416	USD	497	8/16/16	(10,589)
Barclays Bank PLC	TWD	6,760	USD	206	8/16/16	(3,873)
BNP Paribas SA	USD	1,060	JPY	116,632	8/16/16	71,279
Citibank	USD	521	CHF	515	8/16/16	7,419
Citibank	USD	314	SEK	2,536	8/16/16	(13,438)
Credit Suisse International	CHF	585	USD	592	8/16/16	(8,367)
Credit Suisse International	HUF	22,118	USD	78	8/16/16	745
Credit Suisse International	USD	850	CHF	826	8/16/16	(2,166)

BALANCED WEALTH STRATEGY PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)	AB Variable Products Series Fund

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Goldman Sachs Bank USA	BRL	1,252	USD	390	7/05/16	$304
Goldman Sachs Bank USA	USD	374	BRL	1,252	7/05/16	15,798
Goldman Sachs Bank USA	BRL	1,252	USD	371	8/02/16	(15,294)
Goldman Sachs Bank USA	JPY	188,713	USD	1,701	8/16/16	(129,060)
Goldman Sachs Bank USA	BRL	1,754	USD	381	1/04/17	(135,870)
HSBC Bank USA	GBP	1,605	USD	2,304	8/16/16	166,543
JPMorgan Chase Bank	GBP	575	USD	786	8/16/16	20,593
JPMorgan Chase Bank	USD	3,190	JPY	347,292	8/16/16	177,135
Morgan Stanley & Co., Inc.	CAD	1,170	USD	903	8/16/16	(2,339)
Societe Generale SA	USD	547	JPY	60,086	9/20/16	35,953
Standard Chartered Bank	BRL	1,252	USD	345	7/05/16	(45,031)
Standard Chartered Bank	USD	390	BRL	1,252	7/05/16	(304)
Standard Chartered Bank	CNY	1,943	USD	294	9/20/16	3,488
State Street Bank & Trust Co.	IDR	435,664	USD	33	7/12/16	(72)
State Street Bank & Trust Co.	EUR	612	USD	702	7/20/16	21,589
State Street Bank & Trust Co.	USD	356	EUR	318	7/20/16	(2,562)
State Street Bank & Trust Co.	AUD	407	USD	294	8/16/16	(9,425)
State Street Bank & Trust Co.	CAD	456	USD	354	8/16/16	1,168
State Street Bank & Trust Co.	CHF	402	USD	408	8/16/16	(4,721)
State Street Bank & Trust Co.	EUR	2,189	USD	2,461	8/16/16	28,375
State Street Bank & Trust Co.	EUR	147	USD	163	8/16/16	(589)
State Street Bank & Trust Co.	GBP	852	USD	1,194	8/16/16	59,446
State Street Bank & Trust Co.	HKD	858	USD	111	8/16/16	42
State Street Bank & Trust Co.	HKD	6,785	USD	875	8/16/16	(415)
State Street Bank & Trust Co.	JPY	137,704	USD	1,279	8/16/16	(55,932)
State Street Bank & Trust Co.	JPY	10,608	USD	103	8/16/16	562
State Street Bank & Trust Co.	NOK	1,900	USD	228	8/16/16	1,029
State Street Bank & Trust Co.	NZD	299	USD	201	8/16/16	(11,586)
State Street Bank & Trust Co.	SEK	2,865	USD	345	8/16/16	6,252
State Street Bank & Trust Co.	SGD	256	USD	189	8/16/16	(942)
State Street Bank & Trust Co.	USD	1,035	AUD	1,344	8/16/16	(33,955)
State Street Bank & Trust Co.	USD	289	AUD	398	8/16/16	7,813
State Street Bank & Trust Co.	USD	749	CHF	726	8/16/16	(3,152)
State Street Bank & Trust Co.	USD	113	CHF	112	8/16/16	1,673
State Street Bank & Trust Co.	USD	318	EUR	280	8/16/16	(6,796)
State Street Bank & Trust Co.	USD	3,054	GBP	2,144	8/16/16	(198,323)
State Street Bank & Trust Co.	USD	104	HKD	810	8/16/16	33
State Street Bank & Trust Co.	USD	656	JPY	72,340	8/16/16	44,992
State Street Bank & Trust Co.	USD	437	NOK	3,586	8/16/16	(8,209)
State Street Bank & Trust Co.	USD	204	NZD	299	8/16/16	9,407
State Street Bank & Trust Co.	USD	1,383	SEK	11,396	8/16/16	(33,195)
State Street Bank & Trust Co.	USD	185	SGD	256	8/16/16	5,046
State Street Bank & Trust Co.	AUD	194	USD	144	9/20/16	(612)
State Street Bank & Trust Co.	CAD	217	USD	166	9/20/16	(1,994)
State Street Bank & Trust Co.	CAD	104	USD	82	9/20/16	1,171
State Street Bank & Trust Co.	EUR	570	USD	644	9/20/16	10,039
State Street Bank & Trust Co.	MXN	5,807	USD	316	9/20/16	836
State Street Bank & Trust Co.	SGD	167	USD	123	9/20/16	(576)
State Street Bank & Trust Co.	USD	291	CHF	279	9/20/16	(4,214)
State Street Bank & Trust Co.	USD	207	SEK	1,686	9/20/16	(7,436)

						$(52,089)

AB Variable Products Series Fund

CENTRALLY CLEARED CREDIT DEFAULT SWAPS (see Note D)

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at June 30, 2016	Notional Amount (000)	Market Value	Unrealized Appreciation/ (Depreciation)
Buy Contracts–(2.2)%
Morgan Stanley & Co., LLC/(INTRCONX)
CDX-NAHY Series 21, 5 Year Index, 12/20/18*	(5.00)%	2.67%	$2,784	$(157,292)	$(101,889)
CDX-NAIG Series 22, 5 Year Index, 6/20/19*	(1.00)	0.65	4,100	(43,428)	(8,996)

				$(200,720)	$(110,885)

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

				Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)	AUD	8,060	3/11/17	2.140%	3 Month BBSW	$(9,648)
Morgan Stanley & Co., LLC/(CME Group)		7,220	6/09/17	2.218%	3 Month BBSW	(18,262)
Morgan Stanley & Co., LLC/(CME Group)		4,920	10/30/17	1.915%	3 Month BBSW	(2,713)
Morgan Stanley & Co., LLC/(CME Group)		5,770	4/27/18	2.213%	3 Month BBSW	(31,419)
Morgan Stanley & Co., LLC/(CME Group)	NOK	66,930	5/12/18	0.954%	6 Month NIBOR	(4,137)
Morgan Stanley & Co., LLC/(CME Group)		22,080	5/19/18	1.007%	6 Month NIBOR	(3,928)
Morgan Stanley & Co., LLC/(CME Group)	GBP	940	6/05/20	6 Month LIBOR	1.651%	55,883
Morgan Stanley & Co., LLC/(CME Group)	AUD	1,230	3/11/25	6 Month BBSW	2.973%	60,695
Morgan Stanley & Co., LLC/(CME Group)		780	6/09/25	6 Month BBSW	3.384%	58,068
Morgan Stanley & Co., LLC/(CME Group)		$430	6/09/25	2.488%	3 Month LIBOR	(44,247)
Morgan Stanley & Co., LLC/(CME Group)		1,560	11/10/25	2.256%	3 Month LIBOR	(132,620)
Morgan Stanley & Co., LLC/(CME Group)	NOK	8,310	5/12/26	6 Month NIBOR	1.556%	21,619
Morgan Stanley & Co., LLC/(CME Group)		$750	6/28/26	1.460%	3 Month LIBOR	(5,898)

						$(56,607)

BALANCED WEALTH STRATEGY PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)	AB Variable Products Series Fund

CREDIT DEFAULT SWAPS (see Note D)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at June 30, 2016	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citibank, NA
Advanced Micro Devices, Inc., 7.75%, 8/01/20, 3/20/19*	(5.00)%	5.90%	$104	$2,396	$5,057	$(2,661)
Sprint Communications, Inc., 8.375%, 8/15/17, 6/20/19*	(5.00)	7.33	198	11,624	(7,492)	19,116
Sprint Communications, Inc., 8.375%, 8/15/17, 6/20/19*	(5.00)	7.33	172	10,096	(6,278)	16,374

Sale Contracts
BNP Paribas SA
Anadarko Petroleum Corp., 5.95%, 9/15/16, 9/20/17*	1.00	0.78	530	565	(4,383)	4,948
Credit Suisse International
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	4.41	48	(3,536)	(3,585)	49
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	4.41	165	(12,155)	(11,530)	(625)
Deutsche Bank AG
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	4.41	232	(16,453)	(17,564)	1,111

				$(7,463)	$(45,775)	$38,312

*	Termination date

INTEREST RATE SWAPS (see Note D)

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA	$1,970	1/30/17	1.059%	3 Month LIBOR	$(11,067)
JPMorgan Chase Bank, NA	2,200	2/07/22	2.043%	3 Month LIBOR	(136,916)

					$(147,983)

(a)	Non-income producing security.

(b)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, the aggregate market value of these securities amounted to $18,931,315 or 5.9% of net assets.

(d)	Fair valued by the Adviser.

(e)	Illiquid security.

(f)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.

(g)	Floating Rate Security. Stated interest rate was in effect at June 30, 2016.

(h)	Variable rate coupon, rate shown as of June 30, 2016.

AB Variable Products Series Fund

(i)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.09% of net assets as of June 30, 2016, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Bellemeade Re Ltd. Series 2015-1A, Class M1 2.936%, 7/25/25	7/27/15	$87,305	$87,087	0.03%
JP Morgan Madison Avenue Securities Trust Series 2014-CH1, Class M2 4.686%, 11/25/24	11/06/15	35,638	35,642	0.01%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2 5.686%, 11/25/25	9/28/15	144,029	142,463	0.04%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 2M2 5.936%, 11/25/25	9/28/15	40,811	40,209	0.01%

(j)	IO—Interest Only

(k)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(l)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

Currency Abbreviations:

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CHF—Swiss Franc

CNY—Chinese Yuan Renminbi

EUR—Euro

GBP—Great British Pound

HKD—Hong Kong Dollar

HUF—Hungarian Forint

IDR—Indonesian Rupiah

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

NOK—Norwegian Krone

NZD—New Zealand Dollar

SEK—Swedish Krona

SGD—Singapore Dollar

TWD—New Taiwan Dollar

USD—United States Dollar

Glossary:

ABS—Asset-Backed Securities

ADR—American Depositary Receipt

BBSW—Bank Bill Swap Reference Rate (Australia)

BOBL—Bundesobligationen

CBT—Chicago Board of Trade

CDX-CMBX.NA—North American Commercial Mortgage-Backed Index

CDX-NAHY—North American High Yield Credit Default Swap Index

CDX-NAIG—North American Investment Grade Credit Default Swap Index

CMBS—Commercial Mortgage-Backed Securities

CME—Chicago Mercantile Exchange

INTRCONX—Inter-Continental Exchange

LIBOR—London Interbank Offered Rates

NIBOR—Norwegian Interbank Offered Rate

REG—Registered Shares

REIT—Real Estate Investment Trust

REMICs—Real Estate Mortgage Investment Conduits

TBA—To Be Announced

TIPS—Treasury Inflation Protected Security

See notes to financial statements.

BALANCED WEALTH STRATEGY PORTFOLIO
STATEMENT OF ASSETS & LIABILITIES
June 30, 2016 (unaudited)	AB Variable Products Series Fund

ASSETS
Investments in securities, at value
Unaffiliated issuers (cost $297,352,564)	$326,452,261	(a)
Affiliated issuers (cost $1,836,803—investment of cash collateral for securities loaned)	1,836,803
Cash	2,930
Cash collateral due from broker	570,619
Foreign currencies, at value (cost $404,863)	403,904
Receivable for investment securities sold and foreign currency transactions	2,667,659
Interest and dividends receivable	1,175,122
Unrealized appreciation on forward currency exchange contracts	698,948
Receivable for capital stock sold	96,329
Unrealized appreciation on credit default swaps	41,598
Receivable for variation margin on exchange-traded derivatives	9,528
Upfront premium paid on credit default swaps	5,057

Total assets	333,960,758

LIABILITIES
Payable for investment securities purchased and foreign currency transactions	11,690,849
Payable for collateral received on securities loaned	1,836,803
Unrealized depreciation on forward currency exchange contracts	751,037
Unrealized depreciation on interest rate swaps	147,983
Advisory fee payable	144,322
Payable for capital stock redeemed	126,804
Distribution fee payable	59,153
Upfront premium received on credit default swaps	50,832
Payable for variation margin on exchange-traded derivatives	12,116
Administrative fee payable	11,524
Unrealized depreciation on credit default swaps	3,286
Transfer Agent fee payable	114
Accrued expenses and other liabilities	121,409

Total liabilities	14,956,232

NET ASSETS	$319,004,526

COMPOSITION OF NET ASSETS
Capital stock, at par	$28,692
Additional paid-in capital	263,869,887
Undistributed net investment income	8,207,905
Accumulated net realized gain on investment and foreign currency transactions	17,427,760
Net unrealized appreciation on investments and foreign currency denominated assets and liabilities	29,470,282

	$319,004,526

Net Asset Value Per Share—1 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value
A	$31,504,809	2,803,955	$11.24
B	$287,499,717	25,887,976	$11.11

(a)	Includes securities on loan with a value of $1,718,290 (see Note E).

See notes to financial statements.

BALANCED WEALTH STRATEGY PORTFOLIO
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2016 (unaudited)	AB Variable Products Series Fund

INVESTMENT INCOME
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $114,832)	$2,586,176
Affiliated issuers	5,176
Interest	2,011,302
Securities lending income	19,450

4,622,104

EXPENSES
Advisory fee (see Note B)	874,749
Distribution fee—Class B	357,904
Transfer agency—Class A	263
Transfer agency—Class B	2,374
Custodian	129,308
Audit and tax	39,862
Printing	26,019
Administrative	24,058
Legal	20,044
Directors’ fees	10,665
Miscellaneous	12,019

Total expenses	1,497,265
Less: expenses waived and reimbursed by the Adviser (see Note E)	(41)

Net expenses	1,497,224

Net investment income	3,124,880

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions	(3,199,835)
Futures	576,967
Swaps	(109,547)
Foreign currency transactions	271,661
Net change in unrealized appreciation/depreciation of:
Investments	5,615,860 (a)
Futures	657,958
Swaps	(169,021)
Foreign currency denominated assets and liabilities	(188,089)

Net gain on investment and foreign currency transactions	3,455,954

Contributions from Affiliates (see Note B)	29

NET INCREASE IN NET ASSETS FROM OPERATIONS	$6,580,863

(a)	Net of increase in accrued foreign capital gains taxes of $156.

See notes to financial statements.

BALANCED WEALTH STRATEGY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS	AB Variable Products Series Fund

Six Months Ended June 30, 2016 (unaudited)	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$3,124,880	$5,271,283
Net realized gain (loss) on investment and foreign currency transactions	(2,460,754)	22,687,589
Net change in unrealized appreciation/depreciation of investments and foreign currency denominated assets and liabilities	5,916,708	(22,819,745)
Contributions from Affiliates (see Note B)	29	–0	–

Net increase in net assets from operations	6,580,863	5,139,127
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income
Class A	–0	–	(785,980)
Class B	–0	–	(6,316,945)
Net realized gain on investment transactions
Class A	–0	–	(3,162,337)
Class B	–0	–	(28,847,554)
CAPITAL STOCK TRANSACTIONS
Net increase (decrease)	(19,218,806)	371,544

Total decrease	(12,637,943)	(33,602,145)
NET ASSETS
Beginning of period	331,642,469	365,244,614

End of period (including undistributed net investment income of $8,207,905 and $5,083,025, respectively)	$319,004,526	$331,642,469

See notes to financial statements.

BALANCED WEALTH STRATEGY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2016 (unaudited)	AB Variable Products Series Fund

NOTE A: Significant Accounting Policies

The AB Balanced Wealth Strategy Portfolio (the “Portfolio”) is a series of AB Variable Products Series Fund, Inc. (the “Fund”). The Portfolio’s investment objective is to maximize total return consistent with the determination of AllianceBernstein L.P. (the “Adviser”) of reasonable risk. The Portfolio is diversified as defined under the Investment Company Act of 1940. The Fund was incorporated in the State of Maryland on November 17, 1987, as an open-end series investment company. The Fund offers sixteen separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio’s net asset value per share.

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, Adviser will have discretion to determine the best valuation (e.g. last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Such factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Portfolio may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign

BALANCED WEALTH STRATEGY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

markets close well before the Portfolio values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread

AB Variable Products Series Fund

comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2016:

	Level 1		Level 2		Level 3		Total
Investments in Securities:
Assets:
Common Stocks:
Information Technology	$31,113,477		$5,374,970		$–0	–	$36,488,447
Health Care	20,304,629		6,986,907		–0	–	27,291,536
Consumer Discretionary	19,590,988		5,641,611		–0	–	25,232,599
Financials	14,914,596		9,166,705		–0	–	24,081,301
Industrials	11,060,327		6,472,805		–0	–	17,533,132
Consumer Staples	8,927,656		6,369,225		–0	–	15,296,881
Energy	7,802,360		3,783,745		–0	–	11,586,105
Equity: Other	4,673,047		5,304,853		20,561		9,998,461
Residential	4,530,137		2,355,676		–0	–	6,885,813
Retail	4,437,187		2,109,770		–0	–	6,546,957
Utilities	4,888,142		627,170		–0	–	5,515,312
Telecommunication Services	2,855,040		2,653,389		–0	–	5,508,429
Office	2,461,190		1,852,374		–0	–	4,313,564
Materials	1,195,061		1,828,430		–0	–	3,023,491
Lodging	844,570		–0	–	–0	–	844,570
Mortgage	814,574		–0	–	–0	–	814,574
Corporates—Investment Grade	–0	–	31,848,545		–0	–	31,848,545
Mortgage Pass-Throughs	–0	–	23,015,815		–0	–	23,015,815
Commercial Mortgage-Backed Securities	–0	–	8,343,886		4,216,884		12,560,770
Asset-Backed Securities	–0	–	11,198,266		475,619		11,673,885
Governments—Treasuries	–0	–	9,260,383		–0	–	9,260,383
Collateralized Mortgage Obligations	–0	–	7,846,060		258,451		8,104,511
Inflation-Linked Securities	–0	–	6,670,206		–0	–	6,670,206
Corporates—Non-Investment Grade	–0	–	4,846,459		–0	–	4,846,459
Agencies	–0	–	4,284,674		–0	–	4,284,674
Emerging Markets—Treasuries	–0	–	889,944		–0	–	889,944
Governments—Sovereign Agencies	–0	–	850,686		–0	–	850,686
Local Governments—Municipal Bonds	–0	–	545,359		–0	–	545,359
Governments—Sovereign Bonds	–0	–	374,394		–0	–	374,394
Quasi-Sovereigns	–0	–	361,276		–0	–	361,276
Emerging Markets—Corporate Bonds	–0	–	178,816		–0	–	178,816
Short-Term Investments:
Agency Discount Notes	–0	–	3,399,518		–0	–	3,399,518
Time Deposits	–0	–	5,482,848		–0	–	5,482,848
Certificates of Deposit	–0	–	1,143,000		–0	–	1,143,000
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	1,836,803		–0	–	–0	–	1,836,803

Total Investments in Securities	142,249,784		181,067,765		4,971,515		328,289,064

BALANCED WEALTH STRATEGY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

	Level 1		Level 2		Level 3		Total
Other Financial Instruments(a):
Assets:
Futures	$739,549		$–0	–	$–0	–	$739,549	(b)
Forward Currency Exchange Contracts	–0	–	698,948		–0	–	698,948
Centrally Cleared Interest Rate Swaps	–0	–	196,265		–0	–	196,265	(b)
Credit Default Swaps	–0	–	41,598		–0	–	41,598
Liabilities:
Futures	(40,432)		–0	–	–0	–	(40,432	)(b)
Forward Currency Exchange Contracts	–0	–	(751,037)		–0	–	(751,037)
Centrally Cleared Credit Default Swaps	–0	–	(110,885)		–0	–	(110,885	)(b)
Centrally Cleared Interest Rate Swaps	–0	–	(252,872)		–0	–	(252,872	)(b)
Credit Default Swaps	–0	–	(3,286)		–0	–	(3,286)
Interest Rate Swaps	–0	–	(147,983)		–0	–	(147,983)

Total(c)	$142,948,901		$180,738,513		$4,971,515		$328,658,929

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.

(b)	Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative appreciation/(depreciation) of exchange-traded derivatives as reported in the portfolio of investments.

(c)	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks		Commercial Mortgage- Backed Securities		Asset- Backed Securities
Balance as of 12/31/15	$303,923		$3,597,541		$1,940,567
Accrued discounts/(premiums)	–0	–	(3,447)		281
Realized gain (loss)	91,952		(28,260)		900
Change in unrealized appreciation/depreciation	(165,983)		19,468		9,552
Purchases/Payups	–0	–	688,651		227,000
Sales/Paydowns	(209,331)		(309,895)		(76,909)
Transfers in to Level 3	–0	–	252,826		–0	–
Transfers out of Level 3	–0	–	–0	–	(1,625,772)

Balance as of 6/30/16	$20,561		$4,216,884		$475,619

Net change in unrealized appreciation/depreciation from investments held as of 6/30/16(c)	$(41,185)		$99		$9,552

AB Variable Products Series Fund

	Collateralized Mortgage Obligation		Total
Balance as of 12/31/15	$6,952,456		$12,794,487
Accrued discounts/(premiums)	(18)		(3,184)
Realized gain (loss)	71,200		135,792
Change in unrealized appreciation/depreciation	31,073		(105,890)
Purchases/Payups	170,300		1,085,951
Sales/Paydowns	(2,020,032)		(2,616,167)
Transfers in to Level 3	–0	–	252,826	(a)
Transfers out of Level 3	(4,946,528)		(6,572,300	)(b)

Balance as of 6/30/16	$258,451		$4,971,515

Net change in unrealized appreciation/depreciation from investments held as of 6/30/16(c)	$1,797		$(29,737)

(a)	There were de minimis transfers under 1% of net assets from Level 2 to Level 3 during the reporting period.

(b)	An amount of $6,572,300 was transferred out of Level 3 into Level 2 due to increase in observability of inputs during the reporting period.

(c)	The unrealized appreciation/depreciation is included in net change in unrealized appreciation/depreciation on investments and other financial instruments in the accompanying statement of operations.

The following presents information about significant unobservable inputs related to the Portfolio’s Level 3 investments at June 30, 2016. Securities priced (i) by third party vendors, or (ii) using prior transaction prices, which approximate fair value, are excluded from the following table.

	Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 6/30/16	Valuation Technique	Unobservable Input	Range/ Weighted Average
Common Stock	$20,561	Market Approach	Discount of Last Traded Price	75% / N/A

The Adviser established the Committee to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and processes at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

BALANCED WEALTH STRATEGY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolio’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolio’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Portfolio is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income.

6. Class Allocations

All income earned and expenses incurred by the Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Fund are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Repurchase Agreements

It is the Portfolio’s policy that its custodian or designated subcustodian take control of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of collateral by the Portfolio may be delayed or limited.

NOTE B: Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Portfolio pays the Adviser an advisory fee at an annual rate of .55% of the first $2.5 billion, ..45% of the next $2.5 billion and .40% in excess of $5 billion, of the Portfolio’s average daily net assets. The fee is accrued daily and paid monthly. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis (the “Expense Caps”) to .75% and 1.00% of daily average net assets for Class A and Class B shares, respectively. For the six months ended June 30, 2016, there were no expenses waived by the Adviser.

During the six months ended June 30, 2016, the Adviser reimbursed the Portfolio $29 for trading losses incurred due to a trade entry error.

AB Variable Products Series Fund

Pursuant to the investment advisory agreement, the Portfolio may reimburse the Adviser for certain legal and accounting services provided to the Portfolio by the Adviser. For the six months ended June 30, 2016, the reimbursement for such services amounted to $24,058.

Brokerage commissions paid on investment transactions for the six months ended June 30, 2016 amounted to $103,915, of which $5 and $0, respectively, was paid to Sanford C. Bernstein & Co. LLC and Sanford C. Bernstein Limited, affiliates of the Adviser.

The Portfolio compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation retained by ABIS amounted to $569 for the six months ended June 30, 2016.

NOTE C: Distribution Plan

The Portfolio has adopted a Distribution Plan (the “Plan”) for Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Portfolio pays distribution and servicing fees to AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, at an annual rate of up to .50% of the Portfolio’s average daily net assets attributable to Class B shares. The fees are accrued daily and paid monthly. The Board currently limits payments under the Plan to .25% of the Portfolio’s average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio’s Class B shares. Since the Distributor’s compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the “compensation” variety.

In the event that the Plan is terminated or not continued, no distribution or servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio’s shares.

NOTE D: Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2016 were as follows:

	Purchases	Sales
Investment securities (excluding U.S. government securities)	$79,088,759	$92,845,176
U.S. government securities	67,348,826	65,526,894

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding futures, swaps and foreign currency transactions) are as follows:

Gross unrealized appreciation	$37,851,053
Gross unrealized depreciation	(8,751,356)

Net unrealized appreciation	$29,099,697

1. Derivative Financial Instruments

The Portfolio may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Portfolio, as well as the methods in which they may be used are:

•	Futures

The Portfolio may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. The Portfolio bears the market risk that arises from changes in

BALANCED WEALTH STRATEGY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Portfolio may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

At the time the Portfolio enters into futures, the Portfolio deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is effected. Such amount is shown as cash collateral due from broker on the statement of assets and liabilities. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Use of long futures subjects the Portfolio to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures. Use of short futures subjects the Portfolio to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of futures can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

During the six months ended June 30, 2016, the Portfolio held futures for hedging and non-hedging purposes.

•	Forward Currency Exchange Contracts

The Portfolio may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Portfolio. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the six months ended June 30, 2016, the Portfolio held forward currency exchange contracts for hedging purposes.

•	Swaps

The Portfolio may enter into swaps to hedge its exposure to interest rates, credit risk, or currencies. The Portfolio may also enter into swaps for non-hedging purposes as a means of gaining market exposures, including by making direct investments in foreign currencies, as described below under “Currency Transactions”. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Portfolio in accordance with the terms of the respective swaps to provide value and recourse to the Portfolio or its counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Portfolio, and/or the termination value at the end of the contract. Therefore, the Portfolio considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by

AB Variable Products Series Fund

having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities. The Portfolio accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swaps on the statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swaps. Upfront premiums paid or received are recognized as cost or proceeds on the statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss) from swaps on the statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation/depreciation of swaps on the statement of operations.

Certain standardized swaps, including certain interest rate swaps and credit default swaps, are (or soon will be) subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

At the time the Portfolio enters into a centrally cleared swap, the Portfolio deposits and maintains as collateral an initial margin with the broker, as required by the clearinghouse on which the transaction is effected. Such amount is shown as cash collateral due from broker on the statement of assets and liabilities. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. Risks may arise from the potential of a counterparty to meet the terms of the contract. The credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each centrally cleared swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Interest Rate Swaps:

The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swaps. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional amount. The Portfolio may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional amount.

In addition, the Portfolio may also enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its portfolio, or protecting against an increase in the price of securities the Portfolio anticipates purchasing at a later date. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) computed based on a contractually-based principal (or “notional”) amount. Interest rate swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments).

During the six months ended June 30, 2016, the Portfolio held interest rate swaps for hedging and non-hedging purposes.

Inflation (CPI) Swaps:

Inflation swaps are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swaps may be used to protect the net asset value, or NAV, of a Portfolio against an unexpected change in the rate of inflation measured by an inflation index since the value of these agreements is expected to increase if unexpected inflation increases.

BALANCED WEALTH STRATEGY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

During the six months ended June 30, 2016, the Portfolio held inflation (CPI) swaps for hedging purposes.

Credit Default Swaps:

The Portfolio may enter into credit default swaps, including to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults by corporate and sovereign issuers held by the Portfolio, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. The Portfolio may purchase credit protection (“Buy Contract”) or provide credit protection (“Sale Contract”) on the referenced obligation of the credit default swap. During the term of the swap, the Portfolio receives/(pays) fixed payments from/(to) the respective counterparty, calculated at the agreed upon rate applied to the notional amount. If the Portfolio is a buyer/(seller) of protection and a credit event occurs, as defined under the terms of the swap, the Portfolio will either (i) receive from the seller/(pay to the buyer) of protection an amount equal to the notional amount of the swap (the “Maximum Payout Amount”) and deliver/(take delivery of) the referenced obligation or (ii) receive/(pay) a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

In certain circumstances Maximum Payout Amounts may be partially offset by recovery values of the respective referenced obligations, upfront premium received upon entering into the agreement, or net amounts received from settlement of buy protection credit default swaps entered into by the Portfolio for the same reference obligation with the same counterparty. As of June 30, 2016, the Portfolio did not have Buy Contracts outstanding with respect to the same referenced obligation and same counterparty for its Sale Contracts outstanding.

Credit default swaps may involve greater risks than if a Portfolio had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Portfolio is a buyer of protection and no credit event occurs, it will lose the payments it made to its counterparty. If the Portfolio is a seller of protection and a credit event occurs, the value of the referenced obligation received by the Portfolio coupled with the periodic payments previously received, may be less than the Maximum Payout Amount it pays to the buyer, resulting in a net loss to the Portfolio.

Implied credit spreads over U.S. Treasuries of comparable maturity utilized in determining the market value of credit default swaps on issuers as of period end are disclosed in the portfolio of investments. The implied spreads serve as an indicator of the current status of the payment/performance risk and typically reflect the likelihood of default by the issuer of the referenced obligation. The implied credit spread of a particular reference obligation also reflects the cost of buying/selling protection and may reflect upfront payments required to be made to enter into the agreement. Widening credit spreads typically represent a deterioration of the referenced obligation’s credit soundness and greater likelihood of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced obligation.

During the six months ended June 30, 2016, the Portfolio held credit default swaps for hedging and non-hedging purposes.

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) or similar master agreements (collectively, “Master Agreements”) with its derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination.

Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as derivative transactions, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party. In the event of a default by a Master Agreements counterparty, the return of collateral with market value in excess of the Portfolio’s net liability, held by the defaulting party, may be delayed or denied.

AB Variable Products Series Fund

The Portfolio’s Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Portfolio decline below specific levels (“net asset contingent features”). If these levels are triggered, the Portfolio’s counterparty has the right to terminate such transaction and require the Portfolio to pay or receive a settlement amount in connection with the terminated transaction. For additional details, please refer to netting arrangements by counterparty tables below.

At June 30, 2016, the Portfolio had entered into the following derivatives:

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable/Payable for variation margin on exchange-traded derivatives	$935,814	*	Receivable/Payable for variation margin on exchange-traded derivatives	$293,304	*
Credit contracts	Receivable/Payable for variation margin on exchange-traded derivatives			Receivable/Payable for variation margin on exchange-traded derivatives	110,885	*
Foreign exchange contracts	Unrealized appreciation on forward currency exchange contracts	698,948		Unrealized depreciation on forward currency exchange contracts	751,037
Interest rate contracts				Unrealized depreciation on interest rate swaps	147,983
Credit contracts	Unrealized appreciation on credit default swaps	41,598		Unrealized depreciation on credit default swaps	3,286

Total		$1,676,360			$1,306,495

*	Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative appreciation/(depreciation) of exchange-traded derivatives as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation/depreciation of futures	$590,674	$657,958
Equity contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation/depreciation of futures	(13,707)	–0	–
Foreign exchange contracts	Net realized gain (loss) on foreign currency transactions; Net change in unrealized appreciation/depreciation of foreign currency denominated assets and liabilities	244,372	(155,572)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	(28,362)	(98,422)
Credit contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	(81,185)	(70,599)

Total		$711,792	$333,365

BALANCED WEALTH STRATEGY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

The following table represents the average monthly volume of the Portfolio’s derivative transactions during the six months ended June 30, 2016:

Futures:
Average original value of buy contracts	$33,518,041
Average original value of sale contracts	$4,879,979
Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$15,552,944
Average principal amount of sale contracts	$19,670,607
Interest Rate Swaps:
Average notional amount	$4,170,000
Inflation Swaps:
Average notional amount	$1,920,000	(a)
Centrally Cleared Interest Rate Swaps:
Average notional amount	$44,007,777
Credit Default Swaps:
Average notional amount of buy contracts	$474,000
Average notional amount of sale contracts	$621,274
Centrally Cleared Credit Default Swaps:
Average notional amount of buy contracts	$6,884,000

(a)	Positions were open for two months during the period.

For financial reporting purposes, the Portfolio does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All derivatives held at period end were subject to netting arrangements. The following table presents the Portfolio’s derivative assets and liabilities by counterparty net of amounts available for offset under Master Agreements (“MA”) and net of the related collateral received/pledged by the Portfolio as of June 30, 2016:

Counterparty	Derivative Assets Subject to a MA	Derivative Available for Offset		Cash Collateral Received		Security Collateral Received		Net Amount of Derivatives Assets
Exchange-Traded Derivatives:
Morgan Stanley & Co., LLC*	$9,528	$–0	–	$–0	–	$–0	–	$9,528

Total	$9,528	$–0	–	$–0	–	$–0	–	$9,528

OTC Derivatives:
Barclays Bank PLC	$218	$(218)		$–0	–	$–0	–	$–0	–
BNP Paribas SA	71,844	–0	–	–0	–	–0	–	71,844
Citibank, NA	31,535	(13,438)		–0	–	–0	–	18,097
Credit Suisse International	745	(745)		–0	–	–0	–	–0	–
Goldman Sachs Bank USA	16,102	(16,102)		–0	–	–0	–	–0	–
HSBC Bank USA	166,543	–0	–	–0	–	–0	–	166,543
JPMorgan Chase Bank	197,728	–0	–	–0	–	–0	–	197,728
Societe Generale SA	35,953	–0	–	–0	–	–0	–	35,953
Standard Chartered Bank	3,488	(3,488)		–0	–	–0	–	–0	–
State Street Bank & Trust Co.	199,473	(199,473)		–0	–	–0	–	–0	–

Total	$723,629	$(233,464)		$–0	–	$–0	–	$490,165	^

AB Variable Products Series Fund

Counterparty	Derivative Liabilities Subject to a MA	Derivative Available for Offset		Cash Collateral Pledged**		Security Collateral Pledged		Net Amount of Derivatives Liabilities
Exchange-Traded Derivatives:
Goldman Sachs & Co*	$12,116	$–0	–	$(12,116)		$–0	–	$–0	–

Total	$12,116	$–0	–	$(12,116)		$–0	–	$–0	–

OTC Derivatives:
Barclays Bank PLC	$14,462	$(218)		$–0	–	$–0	–	$14,244
Citibank, NA	13,438	(13,438)		–0	–	–0	–	–0	–
Credit Suisse International	26,224	(745)		–0	–	–0	–	25,479
Deutsche Bank AG	16,453	–0	–	–0	–	–0	–	16,453
Goldman Sachs Bank USA	280,224	(16,102)		–0	–	–0	–	264,122
JPMorgan Chase Bank, NA	147,983	–0	–	–0	–	–0	–	147,983
Morgan Stanley & Co., Inc.	2,339	–0	–	–0	–	–0	–	2,339
Standard Chartered Bank	45,335	(3,488)		–0	–	–0	–	41,847
State Street Bank & Trust Co.	384,706	(199,473)		–0	–	–0	–	185,233

Total	$931,164	$(233,464)		$–0	–	$–0	–	$697,700	^

*	Cash and securities have been posted for initial margin requirements for exchange-traded derivatives outstanding at June 30, 2016.

**	The actual collateral received/pledged is more than the amount reported due to over-collateralization.

^	Net amount represents the net receivable/(payable) that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

2. Currency Transactions

The Portfolio may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Portfolio may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Portfolio may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Portfolio and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Portfolio may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

3. TBA and Dollar Rolls

The Portfolio may invest in TBA mortgage-backed securities. A TBA, or “To Be Announced”, trade represents a contract for the purchase or sale of mortgage-backed securities to be delivered at a future agree-upon date; however, the specific mortgage pool numbers or the number of pools that will be delivered to fulfill the trade obligation or terms of the contract are unknown at the time of the trade. Mortgage pools (including fixed-rate or variable-rate mortgages) guaranteed by the Government National Mortgage Association, or GNMA, the Federal National Mortgage Association, or FNMA, or the Federal Home Loan Mortgage Corporation, or FHLMC, are subsequently allocated to the TBA transactions.

The Portfolio may enter into dollar rolls. Dollar rolls involve sales by the Portfolio of securities for delivery in the current month and the Portfolio’s simultaneously contracting to repurchase substantially similar (same type and coupon) securities on a specified future date. During the roll period, the Portfolio forgoes principal and interest paid on the securities. The Portfolio is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the “drop”) as well as by the interest earned on the cash proceeds of the initial sale. Dollar rolls involve the risk that the market value of the securities the Portfolio is obligated to repurchase under the agreement may decline below the repurchase price. Dollar rolls are speculative techniques. For the six months ended June 30, 2016, the Portfolio earned drop income of $73,249 which is included in interest income in the accompanying statement of operations.

BALANCED WEALTH STRATEGY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

4. Short Sales

The Portfolio may sell securities short. A short sale is a transaction in which the Portfolio sells securities it does not own, but has borrowed, in anticipation of a decline in the market price of the securities. The Portfolio is obligated to replace the borrowed securities at their market price at the time of settlement. The Portfolio’s obligation to replace the securities borrowed in connection with a short sale will be fully secured by collateral deposited with the broker. The Portfolio is liable to the buyer for any dividends/interest payable on securities while those securities are in a short position. These dividends/interest are recorded as an expense of the Portfolio. Short sales by the Portfolio involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security because losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

NOTE E: Securities Lending

The Portfolio may enter into securities lending transactions. Under the Portfolio’s securities lending program, all loans of securities will be collateralized continually by cash. The Portfolio will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Portfolio in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. It is the policy of the Portfolio to receive collateral consisting of cash in an amount exceeding the value of the securities loaned. The Portfolio will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Portfolio amounts equal to any income or other distributions from the securities. The Portfolio will not have the right to vote on any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in AB Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Portfolio, and as approved by the Board. Prior to June 24, 2016, such cash collateral received was invested in AB Exchange Reserves. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. When the Portfolio lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. At June 30, 2016, the Portfolio had securities on loan with a value of $1,718,290 and had received cash collateral which has been invested into AB Government Money Market Portfolio of $1,836,803. The cash collateral will be adjusted on the next business day to maintain the required collateral amount. The Portfolio earned securities lending income of $19,450, $5,093 and $83 from the borrowers, AB Exchange Reserves and AB Government Money Market Portfolio, respectively, for the six months ended June 30, 2016; these amounts are reflected in the statement of operations. In connection with the cash collateral investment by the Portfolio in the AB Government Money Market Portfolio, the Adviser has agreed to waive a portion of management fee assessed by the AB Government Money Market Portfolio. For the six months ended June 30, 2016, such waiver amounted to $41. A principal risk of lending portfolio securities is that the borrower will fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. A summary of the Portfolio’s transactions in shares of AB Exchange Reserves for the period January 1, 2016 to June 23, 2016 is as follows:

Market Value December 31, 2015 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Transfer to AB Government Money Market Portfolio (000)	Market Value June 23, 2016 (000)
$3,438	$18,701	$20,335	$1,804	$0

A summary of the Portfolio’s transactions in shares of AB Government Money Market Portfolio for the period June 24, 2016 to June 30, 2016 is as follows:

Market Value June 24, 2016 (000)	Transfer from AB Exchange Reserves (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value June 30, 2016 (000)
$0	$1,804	$331	$298	$1,837

AB Variable Products Series Fund

NOTE F: Capital Stock

Each class consists of 500,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	SHARES			AMOUNT
	Six Months Ended June 30, 2016 (unaudited)		Year Ended December 31, 2015	Six Months Ended June 30, 2016 (unaudited)		Year Ended December 31, 2015
Class A
Shares sold	44,638		104,328	$486,359		$1,236,369
Shares issued in reinvestment of dividends and distributions	–0	–	353,474	–0	–	3,948,315
Shares redeemed	(281,431)		(449,647)	(3,086,693)		(5,329,791)

Net increase (decrease)	(236,793)		8,155	$(2,600,334)		$(145,107)

Class B
Shares sold	1,204,811		2,141,298	$13,082,848		$25,514,009
Shares issued in reinvestment of dividends	–0	–	3,176,558	–0	–	35,164,500
Shares redeemed	(2,744,663)		(5,149,363)	(29,701,320)		(60,161,858)

Net increase (decrease)	(1,539,852)		168,493	$(16,618,472)		$516,651

NOTE G: Risks Involved in Investing in the Portfolio

Interest Rate Risk and Credit Risk—Interest rate risk is the risk that changes in interest rates will affect the value of the Portfolio’s investments in fixed-income debt securities such as bonds or notes. Increases in interest rates may cause the value of the Portfolio’s investments to decline. Credit risk is the risk that the issuer or guarantor of a debt security, or the counterparty to a derivative contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit rating. Credit risk is greater for medium quality and lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as “junk bonds”) have speculative elements or are predominantly speculative risks.

Below Investment Grade Securities Risk—Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the junk bond market generally and less secondary market liquidity.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Portfolio’s investments or reduce its returns.

Allocation Risk—The allocation of investments among the different investment styles, such as growth or value, equity or debt securities, or U.S. or non-U.S. securities may have a more significant effect on the Portfolio’s net asset value, or NAV, when one of these investment strategies is performing more poorly than others.

Capitalization Risk—Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

Derivatives Risk—The Portfolio may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Portfolio, and subject to counterparty risk to a greater degree than more traditional investments. Derivatives may result in significant losses, including losses that are far greater than the value of the derivatives reflected on the statement of assets and liabilities.

BALANCED WEALTH STRATEGY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

Real Estate Risk—The Portfolio’s investments in the real estate market have many of the same risks as direct ownership of real estate, including the risk that the value of real estate could decline due to a variety of factors that affect the real estate market generally. Investments in REITs may have additional risks. REITs are dependent on the capability of their managers, may have limited diversification, and could be significantly affected by changes in taxes.

Indemnification Risk—In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Portfolio has not accrued any liability in connection with these indemnification provisions.

NOTE H: Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $280 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the six months ended June 30, 2016.

NOTE I: Distributions to Shareholders

The tax character of distributions to be paid for the year ending December 31, 2016 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended December 31, 2015 and December 31, 2014 were as follows:

	2015	2014
Distributions paid from:
Ordinary income	$9,440,355	$12,624,188
Net long-term capital gains	29,672,461	54,579,292

Total taxable distributions paid	$39,112,816	$67,203,480

As of December 31, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$5,755,908
Undistributed capital gains	21,059,867
Accumulated capital and other losses	(10,640	)(a)
Unrealized appreciation/(depreciation)	21,719,977	(b)

Total accumulated earnings/(deficit)	$48,525,112

(a)	As of December 31, 2015, the Portfolio had cumulative deferred losses on straddles of $10,640.

(b)	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales, the tax treatment of swaps, partnerships, passive foreign investment companies (PFICs) and Treasury inflation-protected securities, the realization for tax purposes of gains/losses on certain derivative instruments, and the tax treatment of corporate restructurings.

For tax purposes, net capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of December 31, 2015, the Portfolio did not have any capital loss carryforwards.

NOTE J: New Accounting Pronouncement

In May 2015, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2015-07 (the “ASU”) which removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient. The ASU also removes the requirement to make certain disclosures for investments that are eligible to be measured at fair value using the net asset value per share practical expedient but do not utilize that practical expedient. The ASU is effective for annual periods beginning after December 15, 2015 and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

AB Variable Products Series Fund

NOTE K: Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Portfolio’s financial statements through this date.

BALANCED WEALTH STRATEGY PORTFOLIO
FINANCIAL HIGHLIGHTS	AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	CLASS A
	Six Months Ended June 30, 2016 (unaudited)		Year Ended December 31,
			2015		2014		2013		2012		2011
Net asset value, beginning of period	$10.99		$12.16		$13.77		$12.12		$10.90		$11.48

Income From Investment Operations
Net investment income (a)	.12	(b)	.20		.26		.23		.22		.23
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.13		.02	†	.71		1.74		1.25		(.53)
Contributions from Affiliates	.00	(c)	–0	–	.00	(c)	–0	–	–0	–	–0	–

Net increase (decrease) in net asset value from operations	.25		.22		.97		1.97		1.47		(.30)

Less: Dividends and Distributions
Dividends from net investment income	–0	–	(.27)		(.39)		(.32)		(.25)		(.28)
Distributions from net realized gain on investment transactions	–0	–	(1.12)		(2.19)		–0	–	–0	–	–0	–

Total dividends and distributions	–0	–	(1.39)		(2.58)		(.32)		(.25)		(.28)

Net asset value, end of period	$11.24		$10.99		$12.16		$13.77		$12.12		$10.90

Total Return
Total investment return based on net asset value (d)	2.28%		1.65	%(e)	7.37	%(e)	16.49%		13.63%		(2.81	)%(e)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$31,505		$33,409		$36,882		$41,222		$41,801		$55,395
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	.72	%^	.70%		.71%		.65%		.65%		.66%
Expenses, before waivers/reimbursements	.72	%^	.70%		.71%		.65%		.65%		.66%
Net investment income	2.19	%^(b)	1.71%		1.96%		1.76%		1.91%		2.03%
Portfolio turnover rate **	46%		132%		114%		117%		90%		94%

See footnote summary on page 47.

AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	CLASS B
	Six Months Ended June 30, 2016 (unaudited)		Year Ended December 31,
			2015		2014		2013		2012		2011
Net asset value, beginning of period	$10.87		$12.05		$13.65		$12.01		$10.80		$11.38

Income From Investment Operations
Net investment income (a)	.10	(b)	.17		.22		.19		.19		.20
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.14		.01	†	.71		1.74		1.24		(.53)
Contributions from Affiliates	.00	(c)	–0	–	.00	(c)	–0	–	–0	–	–0	–

Net increase (decrease) in net asset value from operations	.24		.18		.93		1.93		1.43		(.33)

Less: Dividends and Distributions
Dividends from net investment income	–0	–	(.24)		(.34)		(.29)		(.22)		(.25)
Distributions from net realized gain on investment and foreign currency transactions	–0	–	(1.12)		(2.19)		–0	–	–0	–	–0	–

Total dividends and distributions	–0	–	(1.36)		(2.53)		(.29)		(.22)		(.25)

Net asset value, end of period	$11.11		$10.87		$12.05		$13.65		$12.01		$10.80

Total Return
Total investment return based on net asset value (d)	2.21%		1.29	%(e)	7.11	%(e)	16.27%		13.38%		(3.06	)%(e)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$287,500		$298,233		$328,363		$351,355		$508,141		$483,047
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	.97	%^	.95%		.96%		.90%		.90%		.91%
Expenses, before waivers/reimbursements	.97	%^	.95%		.96%		.90%		.90%		.91%
Net investment income	1.94	%^(b)	1.46%		1.71%		1.49%		1.67%		1.78%
Portfolio turnover rate **	46%		132%		114%		117%		90%		94%

(a)	Based on average shares outstanding.

(b)	Net of expenses waived and reimbursed by the Adviser.

(c)	Amount is less than $.005.

(d)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect (i) insurance company’s separate account related expense charges and (ii) the deductions of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(e)	Includes the impact of proceeds received and credited to the Portfolio resulting from class action settlements, which enhanced the Portfolio’s performance for the years ended December 31, 2015, December 31, 2014 and December 31, 2011 by 0.03%, 0.01% and 0.02%, respectively.

†	Due to timing of sales and repurchase of capital shares, the net realized and unrealized gain (loss) per share is not in accord with the Portfolio’s change in net realized and unrealized gain (loss) on investment transactions for the period.

^	Annualized.

**	The Portfolio accounts for dollar roll transactions as purchases and sales.

See notes to financial statements.

BALANCED WEALTH STRATEGY PORTFOLIO
SENIOR OFFICER FEE EVALUATION	AB Variable Products Series Fund

THE FOLLOWING IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

SUMMARY OF SENIOR OFFICER’S EVALUATION OF INVESTMENT ADVISORY AGREEMENT1

The following is a summary of the evaluation of the Investment Advisory Agreement between AllianceBernstein L.P. (the “Adviser”) and the AB Variable Products Series Fund (the “Fund”), in respect of AB Balanced Wealth Strategy Portfolio (the “Portfolio”).2 The evaluation of the Investment Advisory Agreement was prepared by Philip L. Kirstein, the Senior Officer of the Fund, for the Directors of the Fund, as required by the August 2004 agreement between the Adviser and the New York State Attorney General (the “NYAG”). The Senior Officer’s evaluation of the Investment Advisory Agreement is not meant to diminish the responsibility or authority of the Board of Directors of the Fund to perform its duties pursuant to Section 15 of the Investment Company Act of 1940 (the “40 Act”) and applicable state law. The purpose of the summary is to provide shareholders with a synopsis of the independent evaluation of the reasonableness of the advisory fees proposed to be paid by the Portfolio which was provided to the Directors in connection with their review of the proposed approval of the continuance of the Investment Advisory Agreement.

The Senior Officer’s evaluation considered the following factors:

1.	Management fees charged to institutional and other clients of the Adviser for like services;

2.	Management fees charged by other mutual fund companies for like services;

3.	Costs to the Adviser and its affiliates of supplying services pursuant to the advisory agreement, excluding any intra-corporate profit;

4.	Profit margins of the Adviser and its affiliates from supplying such services;

5.	Possible economies of scale as the Portfolio grows larger; and

6.	Nature and quality of the Adviser’s services including the performance of the Portfolio.

These factors, with the exception of the first factor, are generally referred to as the “Gartenberg factors,” which were articulated by the United States Court of Appeals for the Second Circuit in 1982. Gartenberg v. Merrill Lynch Asset Management, Inc., 694 F. 2d 923 (2d Cir. 1982). The first factor is an additional factor required to be considered by the Assurance of Discontinuance between the NYAG and the Adviser. On March 30, 2010, the Supreme Court held the Gartenberg decision was correct in its basic formulation of what Section 36(b) requires: to face liability under Section 36(b), “an investment adviser must charge a fee that is so disproportionately large that it bears no reasonable relationship to the services rendered and could not have been the product of arm’s length bargaining.” Jones v. Harris Associates L.P., 130 S. Ct. 1418 (2010). In the Jones decision, the Court stated the Gartenberg approach fully incorporates the correct understanding of fiduciary duty within the context of Section 36(b) and noted with approval that “Gartenberg insists that all relevant circumstances be taken into account” and “uses the range of fees that might result from arm’s-length bargaining as the benchmark for reviewing challenged fees.”3

PORTFOLIO ADVISORY FEES, NET ASSETS & EXPENSE RATIOS

The Adviser proposed that the Portfolio pays the advisory fee set forth in the table below for receiving the services to be provided pursuant to the Investment Advisory Agreement. The fee schedule below, implemented in January 2004 in consideration of the Adviser’s settlement with the NYAG in December 2003, is based on a master schedule that contemplates eight categories of funds with almost all funds in each category having the same advisory fee schedule.4

Portfolio	Net Assets 06/30/15 ($MM)	Advisory Fee Based on % of Average Daily Net Assets	Category
Balanced Wealth Strategy Portfolio	$359.4	0.55% on 1st $2.5 billion 0.45% on next $2.5 billion 0.40% on the balance	Balanced

1	The information in the fee evaluation was completed on July 23, 2015 and discussed with the Board of Directors on August 4-6, 2015.

2	Future references to the Fund and the Portfolio do not include “AB.” References in the fee summary pertaining to performance and expense ratios refer to the Class A shares of the Portfolio.

3	Jones v. Harris at 1427.

4	Most of the AB Mutual Funds, which the Adviser manages, were affected by the Adviser’s settlement with the NYAG.

AB Variable Products Series Fund

The Adviser is reimbursed as specified in the Investment Advisory Agreement for certain clerical, legal, accounting, administrative and other services provided to the Portfolio. During the Portfolio’s most recently completed fiscal year, the Adviser received $49,439 (0.013% of the Portfolio’s average daily net assets) for providing such services.

The Adviser agreed to waive that portion of its management fees and/or reimburse the Portfolio for that portion of its total operating expenses to the degree necessary to limit the Portfolio’s expense ratios to the amounts set forth below for the Portfolio’s current fiscal year. The agreement for such reimbursement is terminable by the Adviser upon at least 60 days’ notice prior to the Portfolio’s prospectus update. All share classes of the Portfolio were operating below their expense caps during the most recently completed fiscal year. Accordingly, the expense limitation was of no effect. Set forth below are the Portfolio’s gross expense ratios for the most recently completed fiscal year:

Portfolio	Expense Cap Pursuant to Expense Limitation Undertaking	Gross Expense Ratio (12/31/14)	Fiscal Year End
Balanced Wealth Strategy Portfolio	Class A 0.75%	0.71%	December 31
	Class B 1.00%	0.96%

I. ADVISORY FEES CHARGED TO INSTITUTIONAL AND OTHER CLIENTS

The advisory fees charged to investment companies which the Adviser manages and sponsors are normally higher than those charged to similar sized institutional accounts, including pension plans and sub-advised investment companies. The fee differential reflects, among other things, different services provided to such clients, and different liabilities assumed. Services provided by the Adviser to the Portfolio that are not provided to non-investment company clients and sub-advised investment companies include providing office space and personnel to serve as Fund Officers, who among other responsibilities make the certifications required under the Sarbanes–Oxley Act of 2002, and coordinating with and monitoring the Portfolio’s third party service providers such as Fund counsel, auditors, custodians, transfer agents and pricing services. The accounting, administrative, legal and compliance requirements for the Portfolio are more costly than those for institutional assets due to the greater complexities and time required for investment companies, although as previously noted, the Adviser is reimbursed for providing such services. Also, retail mutual funds managed by the Adviser are widely held. Servicing the Portfolio’s investors is more time consuming and labor intensive compared to institutional clients since the Adviser needs to communicate with a more extensive network of financial intermediaries and shareholders. The Adviser also believes that it incurs substantial entrepreneurial risk when offering a new mutual fund since establishing a new mutual fund requires a large upfront investment, and it may take a long time for the fund to achieve profitability since the fund must be priced to scale from inception in order to be competitive and assets are acquired one account at a time. In addition, managing the cash flow of an investment company may be more difficult than managing a stable pool of assets, such as an institutional account with little cash movement in either direction, particularly, if a fund is in net redemption and the Adviser is frequently forced to sell securities to raise cash for redemptions. However, managing a fund with positive cash flow may be easier at times than managing a stable pool of assets. Finally, in recent years, investment advisers have been sued by institutional clients and have suffered reputational damage both by the attendant publicity and outcomes other than complete victories. Accordingly, the legal and reputational risks associated with institutional accounts are greater than previously thought, although still not equal to those related to the mutual fund industry.

Notwithstanding the Adviser’s view that managing an investment company is not comparable to managing other institutional accounts because the services provided are different, the Supreme Court has indicated consideration should be given to the advisory fees charged to institutional accounts that have a substantially similar investment style as the Portfolio.5 However, the Adviser represented that there is no category in the Form ADV for institutional products that has a similar investment style as the Portfolio.6

5	The Supreme Court stated that “courts may give such comparisons the weight that they merit in light of the similarities and differences between the services that the clients in question require, but the courts must be wary of inapt comparisons.” Among the significant differences the Supreme Court noted that may exist between services provided to mutual funds and institutional accounts are “higher marketing costs.” Jones v. Harris at 1428.

6	The Adviser does manage two Collective Investment Trusts (“CIT”), AB Balanced 60/40 CIT and AB Balanced 50/50 CIT, that have a somewhat similar investment strategy as Balanced Wealth Strategy Portfolio. However, the Adviser has represented that are no advisory fees charged directly to these CITs. These CITs are among the underlying investments of the Lifetime Income Strategies, which are annuity contracts sold by insurance companies. The Adviser receives a fee for providing asset allocation and administrative services to the Lifetime Income Strategies.

BALANCED WEALTH STRATEGY PORTFOLIO
SENIOR OFFICER FEE EVALUATION
(continued)	AB Variable Products Series Fund

The Adviser manages The AB Portfolios—Balanced Wealth Strategy (“TAP—Balanced Wealth Strategy”), a retail mutual fund which has a substantially similar investment style as the Portfolio.7 The Adviser also manages AB Global Risk Allocation Fund, Inc. (“Global Risk Allocation Fund, Inc.”), a retail mutual fund in the Balanced category. The advisory fee schedules of TAP—Balanced Wealth Strategy and Global Risk Allocation Fund, Inc. are shown in the table below.

Portfolio	AB Mutual Fund	Fee Schedule
Balanced Wealth Strategy Portfolio	TAP—Balanced Wealth Strategy	0.55% on first $2.5 billion 0.45% on next $2.5 billion 0.40% on the balance

	Global Risk Allocation Fund, Inc.[8]	0.60% on first $200 million 0.50% on next $200 million 0.40% on the balance

The AB Investment Trust Management mutual funds (“ITM”), which are offered to investors in Japan, have an “all-in” fee to compensate the Adviser for investment advisory as well as fund accounting and administrative services, but not for distribution services. The fee schedule of the ITM mutual fund that has a somewhat similar investment style as the Portfolio is as follows:

Portfolio	ITM Mutual Fund	Fee
Balanced Wealth Strategy Portfolio	Alliance Global Balance (Neutral)[9]	0.70%

The Adviser represented that it does not sub-advise any registered investment company with a substantially similar investment style as the Portfolio.

II. MANAGEMENT FEES CHARGED BY OTHER MUTUAL FUND COMPANIES FOR LIKE SERVICES.

Lipper, Inc. (“Lipper”), an analytical service that is not affiliated with the Adviser, compared the fees charged to the Portfolio with fees charged to other investment companies for similar services offered by other investment advisers.10 Lipper’s analysis included the Portfolio’s contractual management fee11 estimated at the approximate current asset level of the Portfolio to the median of the Portfolio’s Lipper Expense Group (“EG”).12

Lipper describes an EG as a representative sample of comparable funds. Lipper’s standard methodology for screening funds to be included in an EG entails the consideration of several fund criteria, including fund type, investment classification/objective, load type and similar 12b-1/non-12b-1 service fees, asset (size) comparability, expense components, operating structure, and expense attributes. An EG will typically consist of seven to twenty funds.

Portfolio	Contractual Management Fee[13]	Lipper EG Median (%)	Lipper EG Rank
Balanced Wealth Strategy Portfolio	0.550	0.550	5/11

7	The AB Mutual Fund was also affected by the settlement between the Adviser and the NYAG. As a result, the Portfolio has the same breakpoints in its advisory fee schedule as the AB Mutual Fund.

8	AB Global Risk Allocation Fund, Inc. was previously known as AB Balanced Shares, Inc. and had a different investment strategy that was then similar to Balanced Wealth Strategy Portfolio. The retail mutual fund’s advisory fee schedule does not follow the NYAG related categories since the fund’s advisory fee schedule has lower breakpoints than the NYAG related categories. Although AB Global Risk Allocation Fund, Inc. no longer has a similar investment strategy as Balanced Wealth Strategy Portfolio, the retail mutual fund’s investment advisory fee schedule is shown above for informational purposes.

9	This ITM is privately placed or institutional.

10	The Supreme Court cautioned against accepting mutual fund fee comparisons without careful scrutiny since “these comparisons are problematic because these fees, like those challenged, may not be the product of the negotiations conducted at arm’s length.” Jones v. Harris at 1429.

11	The contractual management fee is calculated by Lipper using the Portfolio’s contractual management fee rate at a hypothetical asset level. The hypothetical asset level is based on the combined net assets of all classes of the Portfolio, rounded up to the next $25 million. Lipper’s total expense ratio information is based on the most recent annual report except as otherwise noted. A ranking of “1” would mean that the Portfolio had the lowest effective fee rate in the Lipper peer group.

12	Lipper does not consider average account size when constructing EGs. Funds with relatively small average account sizes tend to have higher transfer agent expense ratios than comparable sized funds that have relatively large average account sizes. In addition, there are limitations in Lipper’s expense category data because different funds categorize expenses differently.

13	The contractual management fee does not reflect any expense reimbursements made by the Portfolio to the Adviser for certain clerical, legal, accounting, administrative and other services. In addition, the contractual management fee does not reflect any advisory fee waivers for expense caps that would effectively reduce the actual management fee.

AB Variable Products Series Fund

Lipper also compared the Portfolio’s most recently completed fiscal year total expense ratio to the medians of the Portfolio’s EG and Lipper Expense Universe (“EU”). The EU is a broader group compared to the EG, consisting of all funds that have the same investment classification/objective and load type as the subject Portfolio.14

Portfolio	Total Expense Ratio (%)[15]	Lipper EG Median (%)	Lipper EG Rank	Lipper EU Median (%)	Lipper EU Rank
Balanced Wealth Strategy Portfolio	0.709	0.668	9/11	0.692	15/26

Based on this analysis, the Portfolio has a more favorable ranking on a contractual management fee basis than on a total expense ratio basis.

III. COSTS TO THE ADVISER AND ITS AFFILIATES OF SUPPLYING SERVICES PURSUANT TO THE ADVISORY FEE ARRANGEMENT, EXCLUDING ANY INTRA-CORPORATE PROFIT.

The Adviser utilizes two profitability reporting systems, which operate independently but are aligned with each other, to estimate the Adviser’s profitability in connection with investment advisory services provided to the Portfolio. The Senior Officer has retained a consultant to provide independent advice regarding the alignment of the two profitability systems as well as the methodologies and allocations utilized by both profitability systems.

IV. PROFIT MARGINS OF THE ADVISER AND ITS AFFILIATES FOR SUPPLYING SUCH SERVICES.

The Portfolio’s profitability information, prepared by the Adviser for the Board of Directors, was reviewed by the Senior Officer and the consultant. The Adviser’s profitability from providing investment advisory services to the Portfolio decreased during calendar year 2014, relative to 2013.

In addition to the Adviser’s direct profits from managing the Portfolio, certain of the Adviser’s affiliates have business relationships with the Portfolio and may earn a profit from providing other services to the Portfolio. The courts have referred to this type of business opportunity as “fall-out benefits” to the Adviser and indicated that such benefits should be factored into the evaluation of the total relationship between the Portfolio and the Adviser. Neither case law nor common business practice precludes the Adviser’s affiliates from earning a reasonable profit on this type of relationship. These affiliates provide transfer agent, distribution and brokerage related services to the Portfolios and receive transfer agent fees, Rule 12b-1 payments and commissions. In addition, the Adviser benefits from soft dollar arrangements which offset expenses the Adviser would otherwise incur.

The Portfolio has adopted a distribution plan for Class B shares pursuant to Rule 12b-1 under the 40 Act. Under the distribution plan, the Portfolio pays distribution and servicing fees to its principal underwriter and distributor, AB Investments, Inc. (“ABI”), an affiliate of the Adviser, at an annual rate of up to 0.50% of the Portfolio’s average daily net assets attributable to Class B shares. The current annual rate that the Portfolio pays to ABI for 12b-1 fees is 0.25%. During the fiscal year ended December 31, 2014, ABI received $852,412 in Rule 12b-1 fees from the Portfolio.

During the fiscal year ended December 31, 2014, the Adviser incurred distribution expenses in the amount of $1,798,984 in connection with activities primarily intended to result in the sale of the Portfolio’s Class B shares. This expense amount incurred by ABI is partially offset by the 12b-1 fees paid by the Portfolio.

Financial intermediaries, such as insurers, market and sell shares of the Portfolio and typically receive compensation from ABI, the Advisers and/or the Portfolio for selling shares of the Portfolio. These financial intermediaries receive compensation in any or all of the following forms: 12b-1 fees, defrayal of costs for educational seminars and training, additional distribution support, recordkeeping and/or administrative services. Payments related to providing contract-holder recordkeeping and/or administrative services will generally not exceed 0.35% of the average daily net assets of the Portfolio attributable to the relevant intermediary over the year.

The transfer agent of the Portfolio is AB Investor Services, Inc. (“ABIS”). During the most recently completed fiscal year, ABIS received a fee of approximately $1,385 from the Portfolio.16

14	Except for asset (size) comparability, Lipper uses the same criteria for selecting an EG when selecting an EU. Unlike the EG, the EU allows for the same adviser to be represented by more than just one fund.

15	Most recently completed fiscal year Class A total expense ratio.

16	The Fund (which includes the Portfolio and other series of the Fund) paid ABIS a flat fee of $18,000 in 2014.

BALANCED WEALTH STRATEGY PORTFOLIO
SENIOR OFFICER FEE EVALUATION
(continued)	AB Variable Products Series Fund

The Portfolio effected brokerage transactions through the Adviser’s affiliate, Sanford C. Bernstein & Co., LLC (“SCB & Co.”) and/or its U.K. affiliate, Sanford C. Bernstein Limited (“SCB Ltd.”), collectively “SCB,” and paid commissions for such transactions during the Portfolio’s most recently completed fiscal year. The Adviser represented that SCB’s profitability from business conducted with the Portfolio is comparable to the profitability of SCB’s dealings with other similar third party clients. In the ordinary course of business, SCB receives and pays liquidity rebates from electronic communications networks (“ECNs”) derived from trading for its clients. These credits and charges are not being passed onto any SCB client. The Adviser also receives certain soft dollar benefits from brokers that execute agency trades for its clients. These soft dollar benefits reduce the Adviser’s cost of doing business and increase its profitability.

V. POSSIBLE ECONOMIES OF SCALE

The Adviser has indicated that economies of scale are being shared with shareholders through pricing to scale, breakpoints, fee reductions/waivers and enhancement to services.

In May 2012, an independent consultant, retained by the Senior Officer, provided the Board of Directors information on the Adviser’s firm-wide average costs from 2005 through 2011 and the potential economies of scale. The independent consultant noted that from 2005 through 2007 the Adviser experienced significant growth in assets under management (“AUM”). During this period, operating expenses increased, in part to keep up with growth, and in part reflecting market returns. However, from 2008 through the first quarter of 2009, AUM rapidly and significantly decreased due to declines in market value and client withdrawals. When AUM rapidly decreased, some operating expenses categories, including base compensation and office space, adjusted more slowly during this period, resulting in an increase in average costs. Since 2009, AUM has experienced less significant changes. The independent consultant noted that changes in operating expenses reflect changes in business composition and business practices in response to changes in financial markets. Finally, the independent consultant concluded that the increase in average cost and the decline in net operating margin across the Adviser since late 2008 are inconsistent with the view that there are currently reductions in average costs due to economies of scale that can be shared with the AB Mutual Funds managed by the Adviser through lower fees.

Previously, in February 2008, the independent consultant provided the Board of Directors an update of the Deli17 study on advisory fees and various fund characteristics.18 The independent consultant first reiterated the results of his previous two dimensional comparison analysis (fund size and family size) with the Board of Directors.19 The independent consultant then discussed the results of the regression model that was utilized to study the effects of various factors on advisory fees. The regression model output indicated that the bulk of the variation in fees predicted were explained by various factors, but substantially by fund AUM, family AUM, index fund indicator and investment style. The independent consultant also compared the advisory fees of the AB Mutual Funds to similar funds managed by 19 other large asset managers, regardless of the fund size and each Adviser’s proportion of mutual fund assets to non-mutual fund assets.

VI. NATURE AND QUALITY OF THE ADVISER’S SERVICES, INCLUDING THE PERFORMANCE OF THE PORTFOLIO

With assets under management of approximately $485 billion as of June 30, 2015, the Adviser has the investment experience to manage and provide non-investment services (described in Section I) to the Portfolio.

17	The Deli study, originally published in 2002 based on 1997 data and updated for the February 2008 Presentation, may be of diminished value due to the age of the data used in the presentation and the changes experienced in the industry since 2008.

18	As mentioned previously, the Supreme Court cautioned against accepting mutual fund fee comparisons without careful scrutiny since the fees may not be the product of negotiations conducted at arm’s length. See Jones V. Harris at 1429.

19	The two dimensional analysis showed patterns of lower advisory fees for funds with larger asset sizes and funds from larger family sizes compared to funds with smaller asset sizes and funds from smaller family sizes, which according to the independent consultant is indicative of a sharing of economies of scale and scope. However, in less liquid and active markets, such is not the case, as the empirical analysis showed potential for diseconomies of scale in those markets. The empirical analysis also showed diminishing economies of scale and scope as funds surpassed a certain high level of assets.

AB Variable Products Series Fund

The information prepared by Lipper shows the 1, 3, 5 and 10 year net performance returns and rankings20 of the Portfolio relative to its Lipper Performance Group (“PG”) and Lipper Performance Universe (“PU”)21 for the periods ended May 31, 2015.22

Portfolio	Portfolio Return (%)	Lipper PG Median (%)	Lipper PU Median (%)	Lipper PG Rank	Lipper PU Rank
Balanced Wealth Strategy Portfolio
1 year	6.93	6.74	6.77	4/11	9/26
3 year	12.92	11.98	11.62	3/11	6/25
5 year	10.25	10.67	10.25	7/10	12/23
10 year	6.09	6.24	6.55	6/9	14/19

Set forth below are the 1, 3, 5 and 10 year and since inception net performance returns of the Portfolio (in bold) versus its benchmark for the periods ended May 31, 2015.23

	Periods Ending May 31, 2015 Annualized Net Performance (%)
	1 Year (%)	3 Year (%)	5 Year (%)	10 Year (%)	Since Inception (%)
Balanced Wealth Strategy Portfolio	6.93	12.92	10.25	6.09	6.17
60% S&P 500 / 40% Barclays U.S. Aggregate Index	8.34	12.49	11.55	7.00	7.20
S&P 500 Index	11.81	19.67	16.54	8.12	8.08
Barclays US Aggregate Index	3.03	2.21	3.90	4.61	4.75
Inception Date: July 1, 2004

CONCLUSION:

Based on the factors discussed above the Senior Officer’s conclusion is that the proposed advisory fee for the Portfolio is reasonable and within the range of what would have been negotiated at arm’s-length in light of all the surrounding circumstances. This conclusion in respect of the Portfolio is based on an evaluation of all of these factors and no single factor was dispositive.

Dated: August 28, 2015

20	The performance rankings are for the Class A shares of the Portfolio. The performance returns of the Portfolio shown were provided by Lipper.

21	The Portfolio’s PG/PU is identical to the Portfolio’s EG/EU.

22	The current Lipper investment classification/objective dictates the PG and PU throughout the life of the fund even if a fund had a different investment classification/objective at a different point in time.

23	The performance returns shown in the table are for the Class A shares of the Portfolio. The performance returns for the Portfolio and the benchmark were provided by the Adviser.

VPS-BW-0152-0616

JUN    06.30.16

SEMI-ANNUAL REPORT

AB VARIABLE PRODUCTS SERIES FUND, INC.

+	DYNAMIC ASSET ALLOCATION PORTFOLIO

Investment Products Offered

➢	Are Not FDIC Insured
➢	May Lose Value
➢	Are Not Bank Guaranteed

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

DYNAMIC ASSET ALLOCATION PORTFOLIO
EXPENSE EXAMPLE (unaudited)	AB Variable Products Series Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. The estimate of expenses does not include fees or other expenses of any variable insurance product. If such expenses were included, the estimate of expenses you paid during the period would be higher and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The estimate of expenses does not include fees or other expenses of any variable insurance product. If such expenses were included, the estimate of expenses you paid during the period would be higher and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of each class’ table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,019.40	$4.02	0.80%
Hypothetical (5% annual return before expenses)	$1,000	$1,020.89	$4.02	0.80%

Class B
Actual	$1,000	$1,018.70	$5.32	1.06%
Hypothetical (5% annual return before expenses)	$1,000	$1,019.59	$5.32	1.06%

*	Expenses are equal to each classes’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

1

DYNAMIC ASSET ALLOCATION PORTFOLIO
TEN LARGEST HOLDINGS*
June 30, 2016 (unaudited)	AB Variable Products Series Fund

DESCRIPTION	U.S. $ VALUE	PERCENT OF NET ASSETS
U.S. Treasury Bonds & Notes	$100,497,339	19.1%
iShares Core MSCI Emerging Markets ETF	15,847,421	3.0
Vanguard REIT ETF	15,788,669	3.0
iShares International Developed Real Estate ETF	6,034,691	1.1
Vanguard Small-Cap ETF	5,256,962	1.0
Apple, Inc.	3,336,918	0.6
Alphabet, Inc.—Class A & Class C	2,604,629	0.5
Microsoft Corp.	2,546,731	0.5
Exxon Mobil Corp.	2,450,082	0.5
Vanguard Global ex-U.S. Real Estate ETF	2,388,263	0.4

	$156,751,705	29.7%

PORTFOLIO BREAKDOWN†

June 30, 2016 (unaudited)

ASSET CLASSES	CURRENT ALLOCATION
Equities
U.S. Large Cap	21.4%
International Large Cap	20.6
U.S. Mid-Cap	2.5
U.S. Small-Cap	3.2
Emerging Market Equities	6.1
Real Estate Equities	4.6

Sub-total	58.4

Fixed Income
U.S. Bonds	35.1
International Bonds	4.0

Sub-total	39.1
Opportunistic Assets
High Yield	2.5

Total	100.0%

SECURITY TYPE BREAKDOWN‡

June 30, 2016 (unaudited)

SECURITY TYPE	U.S. $ VALUE	PERCENT OF TOTAL INVESTMENTS
Common Stocks	$226,470,923	43.0%
Governments—Treasuries	100,497,339	19.1
Investment Companies	47,333,153	9.0
Rights	2,888	0.0
Short-Term Investments	152,152,226	28.9

Total Investments	$526,456,529	100.0%

*	Long-term investments.

†	All data are as of June 30, 2016. The Portfolio breakdown is expressed as an approximate percentage of the Portfolio’s total investments inclusive of derivative exposure, based on the Adviser’s internal classification guidelines.

‡	The Portfolio’s security type breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details).

2

DYNAMIC ASSET ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2016 (unaudited)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

COMMON STOCKS–42.9%

FINANCIALS–8.2%
BANKS–3.4%
Aozora Bank Ltd.	6,000	$20,814
Australia & New Zealand Banking Group Ltd.	27,773	506,025
Banco Bilbao Vizcaya Argentaria SA(a)	61,923	354,785
Banco de Sabadell SA	50,635	67,054
Banco Espirito Santo SA (REG)(b)(c)(d)	10,016	–0	–^
Banco Popular Espanol SA	31,769	41,286
Banco Santander SA	137,404	533,220
Bank Hapoalim BM	14,749	74,304
Bank Leumi Le-Israel BM(b)	12,645	44,399
Bank of America Corp.	64,945	861,820
Bank of East Asia Ltd. (The)(a)	37,600	145,163
Bank of Ireland(b)	348,125	71,766
Bank of Kyoto Ltd. (The)	2,000	12,267
Bank of Queensland Ltd.	3,683	29,384
Bankia SA	43,854	31,924
Bankinter SA(a)	7,353	47,465
Barclays PLC	159,988	297,559
BB&T Corp.	5,100	181,611
Bendigo & Adelaide Bank Ltd.	3,446	24,951
BNP Paribas SA	10,743	471,140
BOC Hong Kong Holdings Ltd.	22,500	67,800
CaixaBank SA	25,344	55,857
Chiba Bank Ltd. (The)(a)	11,000	51,983
Citigroup, Inc.	18,529	785,444
Citizens Financial Group, Inc.	3,319	66,314
Comerica, Inc.	1,100	45,243
Commerzbank AG(b)	6,474	42,161
Commonwealth Bank of Australia	16,254	912,340
Concordia Financial Group Ltd.	11,221	43,335
Credit Agricole SA	10,706	90,005
Danske Bank A/S	6,721	176,899
DBS Group Holdings Ltd.	17,000	200,446
DNB ASA	9,303	111,355
Erste Group Bank AG(b)	2,659	60,540
Fifth Third Bancorp	4,890	86,015
Fukuoka Financial Group, Inc.	4,000	13,189
Hachijuni Bank Ltd. (The)(a)	4,000	17,421
Hang Seng Bank Ltd.	4,600	78,963
Hiroshima Bank Ltd. (The)(a)	5,000	16,707
HSBC Holdings PLC	187,397	1,161,027
Huntington Bancshares, Inc./OH	4,965	44,387
ING Groep NV	36,740	380,108
Intesa Sanpaolo SpA	120,775	230,041
Iyo Bank Ltd. (The)(a)	2,000	12,249
Japan Post Bank Co., Ltd.(b)	3,855	45,330
Joyo Bank Ltd. (The)	3,000	11,215
JPMorgan Chase & Co.	23,065	1,433,259
KBC Groep NV	2,388	117,444
KeyCorp	5,225	57,736
Lloyds Banking Group PLC	611,474	442,884
M&T Bank Corp.	1,015	120,003

Mitsubishi UFJ Financial Group, Inc.	121,400	$544,218
Mizrahi Tefahot Bank Ltd.	973	11,220
Mizuho Financial Group, Inc.	225,100	323,932
National Australia Bank Ltd.	25,110	482,097
Natixis SA	21,759	81,876
Nordea Bank AB	28,914	245,296
Oversea-Chinese Banking Corp., Ltd.	29,000	188,559
People’s United Financial, Inc.	1,915	28,074
PNC Financial Services Group, Inc. (The)	3,130	254,751
Raiffeisen Bank International AG(b)	1,307	16,511
Regions Financial Corp.	8,075	68,718
Resona Holdings, Inc.	21,000	76,753
Royal Bank of Scotland Group PLC(b)	33,198	75,232
Seven Bank Ltd.	16,218	50,339
Shinsei Bank Ltd.	37,000	53,908
Shizuoka Bank Ltd. (The)	4,000	28,170
Skandinaviska Enskilda Banken AB–Class A	9,222	80,560
Societe Generale SA	7,767	242,997
Standard Chartered PLC	31,205	236,751
Sumitomo Mitsui Financial Group, Inc.	12,800	369,601
Sumitomo Mitsui Trust Holdings, Inc.	32,000	104,122
SunTrust Banks, Inc.	3,140	128,991
Suruga Bank Ltd.	1,000	22,599
Svenska Handelsbanken AB–Class A	14,254	173,051
Swedbank AB–Class A	8,621	181,068
UniCredit SpA	48,282	106,184
Unione di Banche Italiane SpA	5,202	14,366
United Overseas Bank Ltd.	12,000	165,335
US Bancorp	10,265	413,988
Wells Fargo & Co.	29,075	1,376,120
Westpac Banking Corp.	31,754	704,162
Zions Bancorporation	1,280	32,166

		17,676,352

CAPITAL MARKETS–0.7%
3i Group PLC	7,720	56,642
Aberdeen Asset Management PLC	11,404	42,787
Affiliated Managers Group, Inc.(b)	357	50,255
Ameriprise Financial, Inc.	1,045	93,893
Bank of New York Mellon Corp. (The)	6,765	262,820
BlackRock, Inc.–Class A	827	283,272
Charles Schwab Corp. (The)	7,540	190,837
Credit Suisse Group AG (REG)(b)	17,701	188,558
Daiwa Securities Group, Inc.	16,000	84,294

3

DYNAMIC ASSET ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

Deutsche Bank AG (REG)	13,129	$181,484
E*TRADE Financial Corp.(b)	1,770	41,577
Franklin Resources, Inc.	2,320	77,418
Goldman Sachs Group, Inc. (The)	2,488	369,667
Hargreaves Lansdown PLC	2,483	41,419
ICAP PLC	4,211	23,694
Invesco Ltd.	2,580	65,893
Investec PLC	5,877	36,530
Julius Baer Group Ltd.(b)	2,130	85,729
Legg Mason, Inc.	660	19,463
Macquarie Group Ltd.	2,915	151,739
Mediobanca SpA	12,965	74,702
Morgan Stanley	9,570	248,629
Nomura Holdings, Inc.	34,600	123,057
Northern Trust Corp.	1,360	90,114
Partners Group Holding AG	158	67,713
Schroders PLC	1,291	40,797
State Street Corp.	2,485	133,991
T Rowe Price Group, Inc.	1,575	114,928
UBS Group AG	34,815	451,745

		3,693,647

CONSUMER FINANCE–0.2%
Acom Co., Ltd.(a)(b)	6,200	30,036
AEON Financial Service Co., Ltd.	2,600	56,298
American Express Co.	5,160	313,522
Capital One Financial Corp.	3,313	210,409
Credit Saison Co., Ltd.	700	11,759
Discover Financial Services	2,610	139,870
Navient Corp.	2,150	25,692
Provident Financial PLC	1,401	43,198
Synchrony Financial(b)	5,218	131,911

		962,695

DIVERSIFIED FINANCIAL SERVICES–0.8%
AMP Ltd.	28,155	109,726
ASX Ltd.	1,453	50,028
Berkshire Hathaway, Inc.–Class B(b)	11,794	1,707,653
Challenger Ltd./Australia	12,809	83,684
CME Group, Inc./IL–Class A	2,150	209,410
Deutsche Boerse AG	1,511	124,136
Eurazeo SA	1,305	77,420
EXOR SpA	1,279	47,215
Groupe Bruxelles Lambert SA	768	62,980
Hong Kong Exchanges and Clearing Ltd.	10,900	265,726
Industrivarden AB–Class C	996	16,204
Intercontinental Exchange, Inc.	766	196,065
Investor AB–Class B	4,336	145,671
Japan Exchange Group, Inc.	4,965	57,164
Kinnevik AB	4,676	111,778
Leucadia National Corp.	2,055	35,613
London Stock Exchange Group PLC	2,985	101,426
Mitsubishi UFJ Lease & Finance Co., Ltd.	8,400	32,278

Moody’s Corp.	1,045	$97,927
Nasdaq, Inc.	710	45,916
ORIX Corp.	12,600	163,050
Pargesa Holding SA	255	16,860
S&P Global, Inc.	1,660	178,052
Singapore Exchange Ltd.	10,000	56,963
Wendel SA	398	41,147

		4,034,092

INSURANCE–1.6%
Admiral Group PLC	2,010	54,652
Aegon NV	11,109	44,017
Aflac, Inc.	2,655	191,585
Ageas	1,646	57,214
AIA Group Ltd.	114,690	688,226
Allianz SE (REG)	4,350	620,560
Allstate Corp. (The)	2,350	164,383
American International Group, Inc.	7,202	380,914
Aon PLC	1,715	187,330
Arthur J Gallagher & Co.	1,102	52,455
Assicurazioni Generali SpA	11,115	131,072
Assurant, Inc.	410	35,387
Aviva PLC	38,541	203,161
Baloise Holding AG (REG)	926	103,138
Chubb Ltd.	2,932	383,242
Cincinnati Financial Corp.	910	68,150
CNP Assurances	4,544	67,041
Dai-ichi Life Insurance Co., Ltd. (The)	10,264	114,899
Direct Line Insurance Group PLC	13,089	60,512
Gjensidige Forsikring ASA	1,333	22,209
Hannover Rueck SE (REG)	1,064	111,483
Hartford Financial Services Group, Inc. (The)	2,475	109,841
Insurance Australia Group Ltd.	23,145	95,340
Japan Post Holdings Co., Ltd.(b)	3,000	36,496
Legal & General Group PLC	56,628	144,973
Lincoln National Corp.	1,490	57,767
Loews Corp.	1,640	67,388
Mapfre SA	10,570	23,213
Marsh & McLennan Cos., Inc.	3,290	225,233
Medibank Pvt Ltd.	33,575	74,455
MetLife, Inc.	6,870	273,632
MS&AD Insurance Group Holdings, Inc.	4,800	124,369
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (REG)	1,588	266,300
NN Group NV	5,602	154,214
Old Mutual PLC	46,916	126,742
Principal Financial Group, Inc.	1,690	69,476
Progressive Corp. (The)	3,645	122,108
Prudential Financial, Inc.	2,815	200,822
Prudential PLC	24,489	415,551
QBE Insurance Group Ltd.	13,053	103,113
RSA Insurance Group PLC	7,994	53,579
Sampo Oyj–Class A	4,256	174,055

4

AB Variable Products Series Fund

Company	Shares	U.S. $ Value

SCOR SE	1,611	$47,629
Sompo Japan Nipponkoa Holdings, Inc.	3,000	79,837
Sony Financial Holdings, Inc.	4,130	46,697
St James’s Place PLC	4,994	52,666
Standard Life PLC	18,753	73,987
Suncorp Group Ltd.	12,247	112,304
Swiss Life Holding AG(b)	249	57,543
Swiss Re AG	3,176	277,393
T&D Holdings, Inc.	5,500	46,706
Tokio Marine Holdings, Inc.	6,500	216,392
Torchmark Corp.	702	43,398
Travelers Cos., Inc. (The)	1,880	223,795
Tryg A/S	795	14,234
UnipolSai SpA	4,035	6,089
Unum Group	1,470	46,731
Willis Towers Watson PLC	887	110,263
XL Group PLC	1,810	60,291
Zurich Insurance Group AG(b)	1,432	354,252

		8,530,504

REAL ESTATE INVESTMENT TRUSTS (REITs)–1.1%
American Tower Corp.	2,665	302,771
Apartment Investment & Management Co.–Class A	975	43,056
AvalonBay Communities, Inc.	895	161,449
Boston Properties, Inc.	950	125,305
British Land Co. PLC (The)	9,308	75,574
CapitaLand Mall Trust	14,000	22,260
Crown Castle International Corp.	2,120	215,032
Dexus Property Group	13,420	91,064
Digital Realty Trust, Inc.(a)	930	101,361
Equinix, Inc.	470	182,233
Equity Residential	2,290	157,735
Essex Property Trust, Inc.	428	97,623
Extra Space Storage, Inc.	783	72,459
Federal Realty Investment Trust	472	78,140
Fonciere Des Regions	933	82,464
Gecina SA	837	113,370
General Growth Properties, Inc.	3,644	108,664
Goodman Group	16,928	90,793
GPT Group (The)	17,105	69,560
Hammerson PLC	7,467	53,782
HCP, Inc.	2,880	101,894
Host Hotels & Resorts, Inc.	4,700	76,187
ICADE	1,592	111,870
Intu Properties PLC(a)	13,702	53,270
Iron Mountain, Inc.	1,508	60,064
Japan Prime Realty Investment Corp.(a)	7	30,038
Japan Real Estate Investment Corp.	12	74,119
Japan Retail Fund Investment Corp.	24	61,283
Kimco Realty Corp.	2,580	80,960
Klepierre	2,231	98,443

Land Securities Group PLC	7,526	$104,728
Link REIT	21,500	147,021
Macerich Co. (The)	810	69,166
Mirvac Group	40,488	61,576
Nippon Building Fund, Inc.(a)	13	80,081
Nippon Prologis REIT, Inc.	5	12,215
Nomura Real Estate Master Fund, Inc.	34	53,748
Prologis, Inc.	3,270	160,361
Public Storage	930	237,699
Realty Income Corp.	1,558	108,063
Scentre Group	50,683	187,728
Segro PLC	7,118	39,454
Simon Property Group, Inc.	1,966	426,425
SL Green Realty Corp.	626	66,650
Stockland	14,259	50,555
UDR, Inc.	1,678	61,952
Unibail-Rodamco SE(a)	1,361	352,082
United Urban Investment Corp.(a)	26	46,835
Ventas, Inc.	2,091	152,267
Vicinity Centres	20,397	50,887
Vornado Realty Trust	1,135	113,636
Welltower, Inc.	2,225	169,478
Westfield Corp.	18,793	150,958
Weyerhaeuser Co.	4,698	139,860

		6,036,248

REAL ESTATE MANAGEMENT & DEVELOPMENT–0.4%
Aeon Mall Co., Ltd.	1,700	22,243
CapitaLand Ltd.	35,000	80,359
CBRE Group, Inc.–Class A(b)	1,815	48,061
Cheung Kong Property Holdings Ltd.	25,719	162,381
City Developments Ltd.	3,000	18,231
Daito Trust Construction Co., Ltd.	700	113,654
Daiwa House Industry Co., Ltd.	5,000	146,835
Deutsche Wohnen AG	3,212	109,362
Global Logistic Properties Ltd.	80,329	108,448
Hang Lung Properties Ltd.	14,000	28,357
Henderson Land Development Co., Ltd.	22,856	129,108
Hongkong Land Holdings Ltd.	14,000	85,684
Hulic Co., Ltd.	2,197	23,151
Kerry Properties Ltd.	8,500	21,133
LendLease Group	3,450	32,772
Mitsubishi Estate Co., Ltd.	12,000	220,114
Mitsui Fudosan Co., Ltd.	8,000	183,606
New World Development Co., Ltd.	22,000	22,433
Nomura Real Estate Holdings, Inc.	800	13,979
NTT Urban Development Corp.	1,600	17,201
Sino Land Co., Ltd.	16,000	26,344

5

DYNAMIC ASSET ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

Sumitomo Realty & Development Co., Ltd.	3,000	$81,352
Sun Hung Kai Properties Ltd.	10,000	120,624
Swire Pacific Ltd.–Class A	7,000	79,244
Swire Properties Ltd.	25,389	67,811
Swiss Prime Site AG (REG)(b)	461	41,734
Tokyo Tatemono Co., Ltd.	1,500	17,988
Tokyu Fudosan Holdings Corp.	7,989	49,840
Vonovia SE	4,436	161,976
Wharf Holdings Ltd. (The)	13,000	79,248
Wheelock & Co., Ltd.	6,000	28,302

		2,341,575

		43,275,113

HEALTH CARE–5.8%
BIOTECHNOLOGY–0.8%
AbbVie, Inc.	10,116	626,282
Actelion Ltd. (REG)(b)	978	164,693
Alexion Pharmaceuticals, Inc.(b)	1,430	166,967
Amgen, Inc.	4,753	723,169
Biogen, Inc.(b)	1,415	342,175
Celgene Corp.(b)	4,930	486,246
CSL Ltd.	4,406	371,569
Genmab A/S(b)	540	98,467
Gilead Sciences, Inc.	8,615	718,663
Grifols SA	2,839	64,492
Regeneron Pharmaceuticals, Inc.(b)	490	171,123
Vertex Pharmaceuticals, Inc.(b)	1,557	133,933

		4,067,779

HEALTH CARE EQUIPMENT & SUPPLIES–0.7%
Abbott Laboratories	9,265	364,207
Baxter International, Inc.	3,430	155,105
Becton Dickinson and Co.	1,337	226,742
Boston Scientific Corp.(b)	8,460	197,710
Cochlear Ltd.	405	36,952
Coloplast A/S–Class B	1,154	86,382
CR Bard, Inc.	465	109,349
DENTSPLY SIRONA, Inc.	1,496	92,812
Edwards Lifesciences Corp.(b)	1,340	133,638
Essilor International SA	1,957	257,207
Getinge AB–Class B	2,013	41,560
Hologic, Inc.(b)	1,520	52,592
Hoya Corp.	3,900	139,292
Intuitive Surgical, Inc.(b)	255	168,660
Medtronic PLC	8,859	768,695
Olympus Corp.	2,800	104,556
Smith & Nephew PLC	8,524	144,747
Sonova Holding AG (REG)	351	46,587
St Jude Medical, Inc.	1,765	137,670
Stryker Corp.	1,975	236,664
Sysmex Corp.	1,500	103,288
Terumo Corp.	3,300	140,829
Varian Medical Systems, Inc.(a)(b)	595	48,927
William Demant Holding A/S	2,050	39,905

Zimmer Biomet Holdings, Inc.	1,135	$136,631

		3,970,707

HEALTH CARE PROVIDERS & SERVICES–0.8%
Aetna, Inc.	2,217	270,762
Alfresa Holdings Corp.	2,700	56,409
AmerisourceBergen Corp.–Class A	1,185	93,994
Anthem, Inc.	1,650	216,711
Cardinal Health, Inc.	2,045	159,530
Centene Corp.(b)	1,037	74,011
Cigna Corp.	1,615	206,704
DaVita HealthCare Partners, Inc.(b)	1,050	81,186
Express Scripts Holding Co.(b)	3,989	302,366
Fresenius Medical Care AG & Co. KGaA	2,085	181,617
Fresenius SE & Co. KGaA	3,896	286,268
HCA Holdings, Inc.(b)	1,900	146,319
Healthscope Ltd.	13,458	28,961
Henry Schein, Inc.(b)	520	91,936
Humana, Inc.	965	173,584
Laboratory Corp. of America Holdings(b)	625	81,419
McKesson Corp.	1,465	273,442
Mediclinic International PLC	2,447	35,824
Medipal Holdings Corp.	1,500	24,661
Patterson Cos., Inc.	510	24,424
Quest Diagnostics, Inc.	900	73,269
Ramsay Health Care Ltd.	1,156	62,477
Ryman Healthcare Ltd.	3,027	20,204
Sonic Healthcare Ltd.	5,598	90,783
Suzuken Co., Ltd./Aichi Japan	1,200	37,772
UnitedHealth Group, Inc.	5,985	845,082
Universal Health Services, Inc.–Class B	600	80,460

		4,020,175

HEALTH CARE TECHNOLOGY–0.0%
Cerner Corp.(b)	1,880	110,168
M3, Inc.	1,200	41,880

		152,048

LIFE SCIENCES TOOLS & SERVICES–0.1%
Agilent Technologies, Inc.	2,045	90,716
Illumina, Inc.(b)	911	127,886
Lonza Group AG (REG)(b)	385	63,953
PerkinElmer, Inc.	655	34,335
QIAGEN NV(b)	1,320	28,766
Thermo Fisher Scientific, Inc.	2,485	367,184
Waters Corp.(b)	495	69,622

		782,462

PHARMACEUTICALS–3.4%
Allergan PLC(b)	2,496	576,801
Astellas Pharma, Inc.	20,100	315,215

6

AB Variable Products Series Fund

Company	Shares	U.S. $ Value

AstraZeneca PLC	12,034	$719,434
Bayer AG	7,872	790,623
Bristol-Myers Squibb Co.	10,515	773,378
Chugai Pharmaceutical Co., Ltd.(a)	2,100	74,840
Daiichi Sankyo Co., Ltd.	5,700	138,482
Eisai Co., Ltd.	2,400	134,007
Eli Lilly & Co.	6,115	481,556
Endo International PLC(b)	1,283	20,002
Galenica AG	59	79,537
GlaxoSmithKline PLC	46,359	995,559
Hikma Pharmaceuticals PLC	1,367	45,017
Hisamitsu Pharmaceutical Co., Inc.	1,000	57,661
Johnson & Johnson	17,355	2,105,161
Kyowa Hakko Kirin Co., Ltd.(a)	2,000	34,111
Mallinckrodt PLC(b)	674	40,966
Merck & Co., Inc.	17,455	1,005,582
Merck KGaA	1,230	125,021
Mitsubishi Tanabe Pharma Corp.	3,000	54,205
Mylan NV(b)	2,555	110,478
Novartis AG (REG)	21,660	1,787,784
Novo Nordisk A/S–Class B	17,670	951,580
Ono Pharmaceutical Co., Ltd.	3,900	169,888
Orion Oyj–Class B	974	37,820
Otsuka Holdings Co., Ltd.	3,717	171,290
Perrigo Co. PLC	922	83,598
Pfizer, Inc.	38,036	1,339,248
Roche Holding AG	6,688	1,764,828
Sanofi	11,186	929,363
Santen Pharmaceutical Co., Ltd.	2,500	39,293
Shionogi & Co., Ltd.	2,800	153,065
Shire PLC	8,540	527,793
Sumitomo Dainippon Pharma Co., Ltd.(a)	1,400	24,266
Taisho Pharmaceutical Holdings Co., Ltd.	567	59,665
Takeda Pharmaceutical Co., Ltd.	6,800	293,272
Taro Pharmaceutical Industries Ltd.(b)	143	20,821
Teva Pharmaceutical Industries Ltd.	8,751	442,890
UCB SA	1,203	90,330
Zoetis, Inc.	2,846	135,071

		17,699,501

		30,692,672

INFORMATION TECHNOLOGY–5.4%
COMMUNICATIONS EQUIPMENT–0.3%
Cisco Systems, Inc.	31,640	907,752
F5 Networks, Inc.(b)	430	48,951
Harris Corp.	795	66,335
Juniper Networks, Inc.	2,190	49,253
Motorola Solutions, Inc.	995	65,640
Nokia Oyj	54,920	312,793

Telefonaktiebolaget LM Ericsson–Class B	28,969	$222,556

		1,673,280

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS–0.3%
Alps Electric Co., Ltd.	1,053	20,005
Amphenol Corp.–Class A	1,950	111,793
Corning, Inc.	6,955	142,438
FLIR Systems, Inc.	860	26,617
Hamamatsu Photonics KK	1,200	33,671
Hexagon AB–Class B	2,435	89,111
Hirose Electric Co., Ltd.	300	36,890
Hitachi High-Technologies Corp.	600	16,421
Hitachi Ltd.	46,000	192,733
Ingenico Group SA	930	107,792
Keyence Corp.	400	272,931
Kyocera Corp.	3,100	147,507
Murata Manufacturing Co., Ltd.	1,800	201,806
Omron Corp.(a)	1,800	58,753
Shimadzu Corp.	2,000	30,067
TDK Corp.	1,200	67,172
TE Connectivity Ltd.	2,310	131,924
Yaskawa Electric Corp.	2,000	26,113
Yokogawa Electric Corp.	1,100	12,405

		1,726,149

INTERNET SOFTWARE & SERVICES–0.9%
Akamai Technologies, Inc.(b)	1,105	61,803
Alphabet, Inc.–Class A(b)	1,839	1,293,792
Alphabet, Inc.–Class C(b)	1,894	1,310,837
eBay, Inc.(b)	6,785	158,837
Facebook, Inc.–Class A(b)	14,437	1,649,860
Kakaku.com, Inc.(a)	961	19,095
Mixi, Inc.	409	16,910
United Internet AG	1,223	50,839
VeriSign, Inc.(a)(b)	625	54,037
Yahoo Japan Corp.	13,553	60,099
Yahoo!, Inc.(b)	5,465	205,265

		4,881,374

IT SERVICES–1.0%
Accenture PLC–Class A	3,935	445,796
Alliance Data Systems Corp.(b)	380	74,450
Amadeus IT Holding SA–Class A	4,177	184,033
Atos SE	677	55,818
Automatic Data Processing, Inc.	2,870	263,667
Cap Gemini SA	1,557	134,358
Cognizant Technology Solutions Corp.–Class A(b)	3,830	219,229
Computershare Ltd.	3,663	25,329
CSRA, Inc.	840	19,681
Fidelity National Information Services, Inc.	1,720	126,730
Fiserv, Inc.(b)	1,400	152,222

7

DYNAMIC ASSET ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

Fujitsu Ltd.	18,000	$66,192
Global Payments, Inc.	959	68,453
International Business Machines Corp.	5,576	846,325
MasterCard, Inc.–Class A	6,160	542,450
Nomura Research Institute Ltd.	1,200	44,010
NTT Data Corp.	1,202	56,769
Obic Co., Ltd.	730	40,184
Otsuka Corp.	600	28,057
Paychex, Inc.	1,995	118,702
PayPal Holdings, Inc.(b)	6,985	255,022
Teradata Corp.(b)	795	19,931
Total System Services, Inc.	1,060	56,297
Visa, Inc.–Class A	12,050	893,748
Western Union Co. (The)–Class W	3,130	60,033
Worldpay Group PLC(b)(e)	13,327	48,506
Xerox Corp.	5,945	56,418

		4,902,410

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT–0.8%
Analog Devices, Inc.	1,930	109,315
Applied Materials, Inc.	7,085	169,827
ARM Holdings PLC	13,407	203,648
ASM Pacific Technology Ltd.	900	6,483
ASML Holding NV	3,784	372,490
Broadcom Ltd.	2,325	361,305
Infineon Technologies AG	10,766	155,853
Intel Corp.	29,690	973,832
KLA-Tencor Corp.	610	44,683
Lam Research Corp.	979	82,295
Linear Technology Corp.	1,490	69,330
Microchip Technology, Inc.(a)	1,345	68,272
Micron Technology, Inc.(b)	6,520	89,715
NVIDIA Corp.	3,185	149,727
NXP Semiconductors NV(b)	2,799	219,274
Qorvo, Inc.(b)	818	45,203
QUALCOMM, Inc.	9,370	501,951
Rohm Co., Ltd.	1,300	51,311
Skyworks Solutions, Inc.	1,174	74,291
STMicroelectronics NV	4,174	24,369
Texas Instruments, Inc.	6,325	396,261
Tokyo Electron Ltd.	1,500	126,763
Xilinx, Inc.	1,585	73,116

		4,369,314

SOFTWARE–1.2%
Activision Blizzard, Inc.	3,180	126,023
Adobe Systems, Inc.(b)	3,160	302,696
Autodesk, Inc.(b)	1,425	77,150
CA, Inc.	1,835	60,243
Check Point Software Technologies Ltd.(b)	1,249	99,520
Citrix Systems, Inc.(b)	980	78,488
Dassault Systemes	924	69,666
Electronic Arts, Inc.(b)	1,935	146,596
Gemalto NV	323	19,569

GungHo Online Entertainment, Inc.(a)	4,000	$10,839
Intuit, Inc.	1,600	178,576
Konami Holdings Corp.(a)	1,300	49,595
Microsoft Corp.	49,770	2,546,731
Mobileye NV(a)(b)	1,669	77,008
Nexon Co., Ltd.	2,595	38,406
NICE-Systems Ltd.	596	37,925
Nintendo Co., Ltd.	1,100	158,069
Oracle Corp.	19,800	810,414
Oracle Corp. Japan	500	26,662
Red Hat, Inc.(b)	1,140	82,764
Sage Group PLC (The)	10,274	88,804
salesforce.com, Inc.(b)	3,984	316,369
SAP SE	9,355	702,608
Symantec Corp.	3,805	78,155
Trend Micro, Inc./Japan	1,600	57,222

		6,240,098

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS–0.9%
Apple, Inc.	34,905	3,336,918
Brother Industries Ltd.	800	8,581
Canon, Inc.(a)	10,200	291,212
EMC Corp./MA	12,205	331,610
FUJIFILM Holdings Corp.	4,200	162,962
Hewlett Packard Enterprise Co.	10,760	196,585
HP, Inc.	10,860	136,293
Konica Minolta, Inc.	6,000	43,707
NEC Corp.	25,000	58,247
NetApp, Inc.	1,790	44,016
Ricoh Co., Ltd.	6,000	52,011
Seagate Technology PLC(a)	1,850	45,066
Seiko Epson Corp.	2,700	43,285
Western Digital Corp.	1,763	83,320

		4,833,813

		28,626,438

CONSUMER DISCRETIONARY–5.3%
AUTO COMPONENTS–0.3%
Aisin Seiki Co., Ltd.	1,800	73,320
BorgWarner, Inc.	1,330	39,262
Bridgestone Corp.(a)	6,200	199,249
Cie Generale des Etablissements Michelin–Class B	1,732	163,225
Continental AG	1,047	198,120
Delphi Automotive PLC	1,741	108,986
Denso Corp.	4,600	161,852
GKN PLC	16,316	58,990
Goodyear Tire & Rubber Co. (The)	1,660	42,596
Johnson Controls, Inc.	4,030	178,368
Koito Manufacturing Co., Ltd.	1,000	46,044
NGK Spark Plug Co., Ltd.	3,000	45,284
NOK Corp.	700	11,904
Nokian Renkaat Oyj	1,090	39,068

8

AB Variable Products Series Fund

Company	Shares	U.S. $ Value

Stanley Electric Co., Ltd.	1,600	$34,170
Sumitomo Electric Industries Ltd.	7,200	95,295
Sumitomo Rubber Industries Ltd.(a)	1,200	16,065
Toyota Industries Corp.	1,600	63,616
Valeo SA	417	18,571
Valeo SA	1,017	45,149
Yokohama Rubber Co., Ltd. (The)	1,000	12,542

		1,651,676

AUTOMOBILES–0.9%
Bayerische Motoren Werke AG	3,152	229,387
Daihatsu Motor Co., Ltd.(a)	3,000	39,078
Daimler AG (REG)	9,166	548,478
Ferrari NV(b)	572	23,482
Fiat Chrysler Automobiles NV(a)	14,140	87,038
Ford Motor Co.	24,520	308,216
Fuji Heavy Industries Ltd.	6,000	206,240
General Motors Co.	8,816	249,493
Harley-Davidson, Inc.(a)	1,150	52,095
Honda Motor Co., Ltd.	15,500	388,821
Isuzu Motors Ltd.	5,500	67,743
Mazda Motor Corp.	5,200	68,813
Mitsubishi Motors Corp.	11,400	52,626
Nissan Motor Co., Ltd.	23,700	211,506
Peugeot SA(b)	7,475	89,596
Porsche Automobil Holding SE (Preference Shares)	1,458	67,392
Renault SA	1,830	138,160
Suzuki Motor Corp.	3,500	94,773
Toyota Motor Corp.	25,400	1,252,182
Volkswagen AG	630	83,515
Volkswagen AG (Preference Shares)	1,767	214,020
Yamaha Motor Co., Ltd.(a)	2,700	41,188

		4,513,842

DISTRIBUTORS–0.0%
Genuine Parts Co.	960	97,200
Jardine Cycle & Carriage Ltd.	2,000	54,712
LKQ Corp.(b)	1,914	60,674

		212,586

DIVERSIFIED CONSUMER SERVICES–0.0%
Benesse Holdings, Inc.(a)	300	7,043
H&R Block, Inc.	1,470	33,810

		40,853

HOTELS, RESTAURANTS & LEISURE–0.7%
Accor SA	2,705	103,645
Aristocrat Leisure Ltd.	4,876	50,725
Carnival Corp.	2,835	125,307
Carnival PLC	1,804	80,025
Chipotle Mexican Grill, Inc.–Class A(a)(b)	194	78,136

Compass Group PLC	15,651	$297,766
Crown Resorts Ltd.	9,430	89,693
Darden Restaurants, Inc.	720	45,605
Flight Centre Travel Group Ltd.(a)	471	11,205
Galaxy Entertainment Group Ltd.	20,155	60,435
Genting Singapore PLC	22,000	11,934
InterContinental Hotels Group PLC	1,779	65,610
Marriott International, Inc./MD–Class A(a)	1,195	79,420
McDonald’s Corp.	5,680	683,531
McDonald’s Holdings Co. Japan Ltd.(a)	500	13,581
Melco Crown Entertainment Ltd. (ADR)(a)	1,811	22,782
Merlin Entertainments PLC(e)	6,755	39,780
MGM China Holdings Ltd.	14,013	18,261
Oriental Land Co., Ltd./Japan	2,100	135,974
Paddy Power Betfair PLC	757	79,558
Royal Caribbean Cruises Ltd.	1,077	72,321
Sands China Ltd.	39,744	134,231
SJM Holdings Ltd.	13,014	8,002
Sodexo SA	572	61,278
Starbucks Corp.	9,270	529,503
Starwood Hotels & Resorts Worldwide, Inc.	1,045	77,278
Tatts Group Ltd.	15,121	43,514
TUI AG	5,576	63,466
Whitbread PLC	1,737	81,273
William Hill PLC	8,420	29,003
Wyndham Worldwide Corp.	700	49,861
Wynn Macau Ltd.(a)	35,799	52,062
Wynn Resorts Ltd.(a)	510	46,226
Yum! Brands, Inc.	2,545	211,031

		3,552,022

HOUSEHOLD DURABLES–0.3%
Auto Trader Group PLC(e)	9,529	45,046
Barratt Developments PLC	9,541	51,846
Berkeley Group Holdings PLC	1,236	41,737
Casio Computer Co., Ltd.(a)	2,100	30,240
DR Horton, Inc.	2,055	64,691
Electrolux AB–Class B	2,430	66,254
Garmin Ltd.	720	30,542
Harman International Industries, Inc.	440	31,601
Husqvarna AB–Class B	8,194	61,016
Iida Group Holdings Co., Ltd.	1,346	27,565
Leggett & Platt, Inc.	825	42,166
Lennar Corp.–Class A	1,100	50,710
Mohawk Industries, Inc.(b)	400	75,904
Newell Rubbermaid, Inc.	2,855	138,667
Nikon Corp.(a)	3,200	43,327
Panasonic Corp.	21,000	180,674
Persimmon PLC	2,928	56,779

9

DYNAMIC ASSET ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

PulteGroup, Inc.	1,985	$38,688
Rinnai Corp.	700	61,854
Sekisui Chemical Co., Ltd.	4,000	49,283
Sekisui House Ltd.	6,000	105,073
Sony Corp.	12,000	353,544
Taylor Wimpey PLC	31,025	55,041
Whirlpool Corp.	500	83,320

		1,785,568

INTERNET & CATALOG RETAIL–0.5%
Amazon.com, Inc.(b)	2,430	1,738,956
Expedia, Inc.	732	77,812
Netflix, Inc.(b)	2,682	245,349
Priceline Group, Inc. (The)(b)	347	433,198
Rakuten, Inc.	8,852	96,074
Start Today Co., Ltd.	864	45,670
TripAdvisor, Inc.(b)	712	45,782

		2,682,841

LEISURE PRODUCTS–0.1%
Bandai Namco Holdings, Inc.	1,900	49,032
Hasbro, Inc.	700	58,793
Mattel, Inc.	2,135	66,804
Sankyo Co., Ltd.	300	11,248
Sega Sammy Holdings, Inc.	2,500	26,925
Shimano, Inc.(a)	700	107,028
Yamaha Corp.	1,600	43,126

		362,956

MEDIA–1.0%
Altice NV–Class A(a)(b)	3,528	52,678
Altice NV–Class B(b)	1,176	17,718
Axel Springer SE	401	21,054
CBS Corp.–Class B	2,640	143,722
Comcast Corp.–Class A	15,301	997,472
Dentsu, Inc.	2,100	98,439
Discovery Communications, Inc.–Class A(b)	895	22,581
Discovery Communications, Inc.–Class C(b)	1,495	35,656
Eutelsat Communications SA	1,052	19,857
Hakuhodo DY Holdings, Inc.	2,490	29,845
Interpublic Group of Cos., Inc. (The)	2,495	57,635
ITV PLC	34,542	82,820
JCDecaux SA	1,374	46,327
Lagardere SCA	2,184	47,506
News Corp.–Class A	2,358	26,763
News Corp.–Class B	667	7,784
Omnicom Group, Inc.	1,510	123,050
Pearson PLC	7,821	101,736
ProSiebenSat.1 Media SE	1,328	58,089
Publicis Groupe SA	1,801	120,491
REA Group Ltd.	1,002	44,968
RELX NV	15,125	261,672
RELX PLC	10,540	194,088
RTL Group SA (London)(b)	1,166	95,343
Schibsted ASA–Class B(b)	2,252	64,430

Scripps Networks Interactive, Inc.–Class A	570	$35,494
SES SA	1,845	39,497
Singapore Press Holdings Ltd.(a)	6,000	17,681
Sky PLC	9,828	111,680
TEGNA, Inc.	1,350	31,280
Telenet Group Holding NV(b)	459	20,988
Time Warner, Inc.	4,945	363,655
Toho Co., Ltd./Tokyo(a)	1,000	27,691
Twenty-First Century Fox, Inc.–Class A	7,021	189,918
Twenty-First Century Fox, Inc.–Class B	2,667	72,676
Viacom, Inc.–Class B	2,160	89,575
Vivendi SA	11,072	207,143
Walt Disney Co. (The)	9,464	925,768
WPP PLC	12,325	256,870

		5,161,640

MULTILINE RETAIL–0.2%
Dollar General Corp.	1,820	171,080
Dollar Tree, Inc.(b)	1,488	140,229
Don Quijote Holdings Co., Ltd.	1,000	37,163
Isetan Mitsukoshi Holdings Ltd.	2,200	19,582
J Front Retailing Co., Ltd.	1,500	15,553
Kohl’s Corp.	1,180	44,746
Macy’s, Inc.	1,905	64,027
Marks & Spencer Group PLC	15,442	66,131
Next PLC	1,363	90,061
Nordstrom, Inc.(a)	770	29,298
Ryohin Keikaku Co., Ltd.	146	35,580
Target Corp.	3,775	263,570

		977,020

SPECIALTY RETAIL–0.8%
ABC-Mart, Inc.	500	33,556
Advance Auto Parts, Inc.	481	77,744
AutoNation, Inc.(b)	435	20,436
AutoZone, Inc.(b)	225	178,614
Bed Bath & Beyond, Inc.(b)	995	43,004
Best Buy Co., Inc.	1,750	53,550
CarMax, Inc.(a)(b)	1,220	59,817
Dixons Carphone PLC	7,310	31,375
Dufry AG (REG)(b)	264	31,575
Fast Retailing Co., Ltd.	500	134,240
Foot Locker, Inc.	842	46,192
Gap, Inc. (The)	1,405	29,814
Hennes & Mauritz AB–Class B	9,038	265,905
Hikari Tsushin, Inc.	200	16,755
Home Depot, Inc. (The)	7,980	1,018,966
Industria de Diseno Textil SA	10,384	348,840
Kingfisher PLC	21,712	93,255
L Brands, Inc.	1,585	106,401
Lowe’s Cos., Inc.	5,740	454,436
Nitori Holdings Co., Ltd.(a)	750	90,963
O’Reilly Automotive, Inc.(b)	640	173,504
Ross Stores, Inc.	2,550	144,559
Shimamura Co., Ltd.	200	29,757

10

AB Variable Products Series Fund

Company	Shares	U.S. $ Value

Signet Jewelers Ltd.	508	$41,864
Staples, Inc.	4,015	34,609
Tiffany & Co.	705	42,751
TJX Cos., Inc. (The)	4,220	325,911
Tractor Supply Co.	865	78,871
Ulta Salon Cosmetics & Fragrance, Inc.(b)	402	97,943
Urban Outfitters, Inc.(b)	535	14,713
USS Co., Ltd.(a)	1,310	21,650
Yamada Denki Co., Ltd.	10,990	58,014

		4,199,584

TEXTILES, APPAREL & LUXURY GOODS–0.5%
adidas AG	1,792	257,240
Asics Corp.	1,000	16,895
Burberry Group PLC	4,236	65,893
Christian Dior SE	331	53,023
Cie Financiere Richemont SA	4,969	290,859
Coach, Inc.	1,730	70,480
Hanesbrands, Inc.	2,427	60,991
Hermes International	156	58,153
HUGO BOSS AG	623	35,419
Kering	721	116,068
Li & Fung Ltd.	48,000	23,337
Luxottica Group SpA	1,559	75,982
LVMH Moet Hennessy Louis Vuitton SE	2,654	400,050
Michael Kors Holdings Ltd.(b)	1,109	54,873
NIKE, Inc.–Class B	8,470	467,544
Pandora A/S	1,106	150,636
PVH Corp.	495	46,644
Ralph Lauren Corp.	390	34,952
Swatch Group AG (The)	294	85,554
Swatch Group AG (The) (REG)	522	29,894
Under Armour, Inc.– Class A(a)(b)	1,097	44,023
Under Armour, Inc.–Class C	1,105	40,214
VF Corp.	2,110	129,744

		2,608,468

		27,749,056

CONSUMER STAPLES–5.1%
BEVERAGES–1.1%
Anheuser-Busch InBev SA/NV	7,655	1,012,269
Asahi Group Holdings Ltd.	3,700	119,639
Brown-Forman Corp.–Class B	652	65,044
Carlsberg A/S–Class B	1,051	100,274
Coca-Cola Amatil Ltd.	8,031	49,575
Coca-Cola Co. (The)	24,480	1,109,678
Coca-Cola European Partners PLC	2,055	73,638
Coca-Cola HBC AG(b)	2,126	43,019
Constellation Brands, Inc.–Class A	1,120	185,248
Diageo PLC	23,955	669,199
Dr Pepper Snapple Group, Inc.	1,170	113,057
Heineken NV	2,187	200,596

Kirin Holdings Co., Ltd.(a)	8,000	$134,929
Molson Coors Brewing Co.–Class B	1,150	116,299
Monster Beverage Corp.(b)	960	154,282
PepsiCo, Inc.	9,075	961,405
Pernod Ricard SA	2,021	223,758
Remy Cointreau SA	195	16,786
SABMiller PLC (London)	9,258	539,918
Suntory Beverage & Food Ltd.	1,324	59,912
Treasury Wine Estates Ltd.	6,024	41,860

		5,990,385

FOOD & STAPLES RETAILING–0.9%
Aeon Co., Ltd.	6,200	96,265
Carrefour SA	3,792	93,267
Casino Guichard Perrachon SA(a)	1,228	68,164
Colruyt SA	810	44,824
Costco Wholesale Corp.	2,765	434,216
CVS Health Corp.	6,930	663,478
Delhaize Group	992	104,789
Distribuidora Internacional de Alimentacion SA	4,415	25,770
FamilyMart Co., Ltd.	400	24,376
ICA Gruppen AB	2,462	82,514
J Sainsbury PLC(a)	12,819	39,934
Jeronimo Martins SGPS SA	1,190	18,768
Koninklijke Ahold NV	5,462	120,615
Kroger Co. (The)	6,130	225,523
Lawson, Inc.	600	47,901
METRO AG	1,551	47,703
Seven & i Holdings Co., Ltd.	7,200	301,882
Sundrug Co., Ltd.	500	46,947
Sysco Corp.	3,305	167,696
Tesco PLC(b)	77,496	182,006
Tsuruha Holdings, Inc.	200	24,218
Wal-Mart Stores, Inc.	9,863	720,196
Walgreens Boots Alliance, Inc.	5,445	453,405
Wesfarmers Ltd.	10,720	323,282
Whole Foods Market, Inc.	2,020	64,680
Wm Morrison Supermarkets PLC(a)	18,352	46,071
Woolworths Ltd.	12,098	190,284

		4,658,774

FOOD PRODUCTS–1.1%
Ajinomoto Co., Inc.	5,000	117,805
Archer-Daniels-Midland Co.	3,715	159,336
Associated British Foods PLC	3,391	123,562
Barry Callebaut AG (REG)(b)	91	112,044
Calbee, Inc.	698	29,202
Campbell Soup Co.	1,125	74,846
Chocoladefabriken Lindt & Spruengli AG (REG)	1	71,463
ConAgra Foods, Inc.	2,685	128,370
Danone SA	5,611	392,673
General Mills, Inc.	3,735	266,380
Golden Agri-Resources Ltd.	48,000	12,559

11

DYNAMIC ASSET ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

Hershey Co. (The)	900	$102,141
Hormel Foods Corp.	1,700	62,220
JM Smucker Co. (The)	745	113,545
Kellogg Co.	1,565	127,782
Kerry Group PLC–Class A	1,507	133,654
Kikkoman Corp.	1,000	36,900
Kraft Heinz Co. (The)	3,728	329,853
Marine Harvest ASA(b)	4,327	72,985
McCormick & Co., Inc./MD	725	77,336
Mead Johnson Nutrition Co.–Class A	1,160	105,270
MEIJI Holdings Co., Ltd.	1,100	113,031
Mondelez International, Inc.–Class A	9,835	447,591
Nestle SA (REG)	30,351	2,351,544
NH Foods Ltd.	1,000	24,494
Nisshin Seifun Group, Inc.	1,500	24,112
Nissin Foods Holdings Co., Ltd.	400	21,844
Orkla ASA	5,657	50,311
Tate & Lyle PLC	4,440	39,698
Toyo Suisan Kaisha Ltd.	1,000	40,563
Tyson Foods, Inc.–Class A	1,825	121,892
WH Group Ltd.(b)(e)	67,807	53,703
Wilmar International Ltd.	26,000	63,292
Yakult Honsha Co., Ltd.	800	41,579
Yamazaki Baking Co., Ltd.	2,000	55,835

		6,099,415

HOUSEHOLD PRODUCTS–0.7%
Church & Dwight Co., Inc.	813	83,650
Clorox Co. (The)	820	113,480
Colgate-Palmolive Co.	5,600	409,920
Henkel AG & Co. KGaA	989	106,978
Henkel AG & Co. KGaA (Preference Shares)	1,696	207,269
Kimberly-Clark Corp.	2,265	311,392
Procter & Gamble Co. (The)	16,715	1,415,259
Reckitt Benckiser Group PLC	6,053	606,944
Svenska Cellulosa AB SCA–Class B	4,979	159,978
Unicharm Corp.	3,800	85,377

		3,500,247

PERSONAL PRODUCTS–0.5%
Beiersdorf AG	1,051	99,503
Estee Lauder Cos., Inc. (The)–Class A	1,390	126,518
Kao Corp.	4,800	279,562
Kose Corp.	500	42,370
L’Oreal SA	2,412	461,785
Pola Orbis Holdings, Inc.	450	42,349
Shiseido Co., Ltd.	3,600	93,808
Unilever NV	15,507	721,225
Unilever PLC	12,217	585,379

		2,452,499

TOBACCO–0.8%
Altria Group, Inc.	12,310	848,898

British American Tobacco PLC	17,746	$1,150,455
Imperial Brands PLC	9,126	494,928
Japan Tobacco, Inc.(a)	10,471	422,004
Philip Morris International, Inc.	9,750	991,770
Reynolds American, Inc.	5,198	280,328
Swedish Match AB	831	29,000

		4,217,383

		26,918,703

INDUSTRIALS–5.0%
AEROSPACE & DEFENSE–0.8%
Airbus Group SE	5,607	321,393
BAE Systems PLC	30,144	211,025
Boeing Co. (The)	3,910	507,792
Cobham PLC	7,675	16,170
General Dynamics Corp.	1,860	258,986
Honeywell International, Inc.	4,855	564,734
L-3 Communications Holdings, Inc.	475	69,678
Lockheed Martin Corp.	1,650	409,481
Meggitt PLC	10,854	58,996
Northrop Grumman Corp.	1,140	253,399
Raytheon Co.	1,900	258,305
Rockwell Collins, Inc.	800	68,112
Rolls-Royce Holdings PLC(b)	17,503	167,065
Safran SA	2,977	200,476
Singapore Technologies Engineering Ltd.	19,000	44,724
Textron, Inc.	1,705	62,335
Thales SA	694	57,633
TransDigm Group, Inc.(b)	363	95,719
United Technologies Corp.	4,875	499,931
Zodiac Aerospace	1,135	26,478

		4,152,432

AIR FREIGHT & LOGISTICS–0.3%
Bollore SA	11,606	39,072
CH Robinson Worldwide, Inc.	915	67,939
Deutsche Post AG (REG)	9,235	260,173
Expeditors International of Washington, Inc.	1,120	54,925
FedEx Corp.	1,615	245,125
Kuehne & Nagel International AG (REG)	432	60,527
Royal Mail PLC	8,567	57,558
United Parcel Service, Inc.–Class B	4,355	469,120
Yamato Holdings Co., Ltd.	3,400	78,067

		1,332,506

AIRLINES–0.2%
Alaska Air Group, Inc.	793	46,224
American Airlines Group, Inc.	3,782	107,068
ANA Holdings, Inc.	8,000	22,797
Cathay Pacific Airways Ltd.(a)	20,000	29,341
Delta Air Lines, Inc.	4,852	176,758

12

AB Variable Products Series Fund

Company	Shares	U.S. $ Value

Deutsche Lufthansa AG (REG)(b)	3,330	$39,153
easyJet PLC	964	14,009
International Consolidated Airlines Group SA	6,202	30,708
Japan Airlines Co., Ltd.	900	28,955
Singapore Airlines Ltd.	14,000	111,173
Southwest Airlines Co.	4,005	157,036
United Continental Holdings, Inc.(b)	2,072	85,035

		848,257

BUILDING PRODUCTS–0.2%
Allegion PLC	585	40,617
Asahi Glass Co., Ltd.(a)	10,000	54,269
Assa Abloy AB–Class B	9,541	196,285
Cie de Saint-Gobain	4,539	172,053
Daikin Industries Ltd.	2,200	184,899
Fortune Brands Home & Security, Inc.	971	56,289
Geberit AG (REG)	360	136,354
LIXIL Group Corp.	2,500	41,055
Masco Corp.	2,055	63,582
TOTO Ltd.	1,000	39,959

		985,362

COMMERCIAL SERVICES & SUPPLIES–0.2%
Aggreko PLC	2,438	41,697
Babcock International Group PLC	2,400	29,016
Brambles Ltd.	15,030	140,326
Cintas Corp.	535	52,500
Dai Nippon Printing Co., Ltd.(a)	5,000	55,725
Edenred	818	16,749
G4S PLC	12,380	30,335
ISS A/S	954	35,880
Park24 Co., Ltd.	1,300	44,674
Pitney Bowes, Inc.	1,205	21,449
Republic Services, Inc.–Class A	1,500	76,965
Secom Co., Ltd.	2,000	147,866
Societe BIC SA	221	31,138
Sohgo Security Services Co., Ltd.	1,100	54,378
Stericycle, Inc.(b)	560	58,307
Toppan Printing Co., Ltd.	5,000	42,994
Tyco International PLC	2,645	112,677
Waste Management, Inc.	2,595	171,971

		1,164,647

CONSTRUCTION & ENGINEERING–0.2%
ACS Actividades de Construccion y Servicios SA	1,829	50,168
Bouygues SA	1,739	49,819
CIMIC Group Ltd.	1,344	36,285
Eiffage SA	1,102	78,341
Ferrovial SA	4,609	90,235
Fluor Corp.	865	42,627

HOCHTIEF AG	422	$54,485
Jacobs Engineering Group, Inc.(b)	765	38,105
JGC Corp.	4,000	57,262
Kajima Corp.	7,000	48,627
Obayashi Corp.	6,000	63,881
Quanta Services, Inc.(b)	915	21,155
Shimizu Corp.	4,000	37,476
Skanska AB–Class B	3,301	69,120
Taisei Corp.	10,000	82,167
Vinci SA	4,768	336,462

		1,156,215

ELECTRICAL EQUIPMENT–0.4%
ABB Ltd. (REG)(b)	18,729	370,686
Acuity Brands, Inc.	273	67,693
AMETEK, Inc.	1,449	66,987
Eaton Corp. PLC	2,894	172,859
Emerson Electric Co.	4,050	211,248
First Solar, Inc.(b)	470	22,786
Fuji Electric Co., Ltd.	4,000	16,654
Legrand SA	2,541	130,077
Mabuchi Motor Co., Ltd.	800	33,884
Mitsubishi Electric Corp.	18,000	214,890
Nidec Corp.	2,300	175,083
OSRAM Licht AG	292	15,171
Prysmian SpA	1,074	23,573
Rockwell Automation, Inc.	830	95,301
Schneider Electric SE (Paris)	5,314	310,022
Vestas Wind Systems A/S	2,133	144,979

		2,071,893

INDUSTRIAL CONGLOMERATES–0.9%
3M Co.	3,805	666,332
CK Hutchison Holdings Ltd.	25,840	284,252
Danaher Corp.	3,740	377,740
DCC PLC	843	74,184
General Electric Co.	58,706	1,848,065
Jardine Matheson Holdings Ltd.	2,300	134,466
Keihan Electric Railway Co., Ltd.	5,000	34,647
Keppel Corp., Ltd.	13,000	53,629
Koninklijke Philips NV	7,299	181,280
Roper Technologies, Inc.	625	106,600
Seibu Holdings, Inc.	3,142	53,217
Siemens AG (REG)	7,282	747,287
Smiths Group PLC	3,761	58,119
Toshiba Corp.(b)	38,000	103,512

		4,723,330

MACHINERY–0.8%
Alfa Laval AB(a)	3,611	56,912
Alstom SA(b)	1,012	23,366
Amada Holdings Co., Ltd.	3,000	30,456
ANDRITZ AG	693	32,860
Atlas Copco AB–Class A	6,392	166,014
Atlas Copco AB–Class B	3,579	84,831

13

DYNAMIC ASSET ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

Caterpillar, Inc.	3,635	$275,569
CNH Industrial NV	22,634	164,179
Cummins, Inc.	1,050	118,062
Deere & Co.	1,885	152,760
Dover Corp.	985	68,280
FANUC Corp.	1,900	309,079
Flowserve Corp.	810	36,588
GEA Group AG	1,741	82,178
Hino Motors Ltd.	2,000	19,920
Hitachi Construction Machinery Co., Ltd.	3,000	43,788
Hoshizaki Electric Co., Ltd.	400	39,158
IHI Corp.	8,000	21,564
Illinois Tool Works, Inc.	2,075	216,132
IMI PLC	1,648	21,357
Ingersoll-Rand PLC	1,605	102,206
JTEKT Corp.	4,300	48,738
Kawasaki Heavy Industries Ltd.	9,000	25,377
Komatsu Ltd.	8,800	152,871
Kone Oyj–Class B	3,207	148,004
Kubota Corp.	10,000	135,253
Kurita Water Industries Ltd.	1,200	26,750
Makita Corp.	1,100	73,037
MAN SE	407	41,538
Metso Oyj	1,073	25,226
Minebea Co., Ltd.	2,000	13,588
Mitsubishi Heavy Industries Ltd.	31,000	124,658
Nabtesco Corp.(a)	1,000	23,860
NGK Insulators Ltd.	2,000	40,435
NSK Ltd.	3,000	21,960
PACCAR, Inc.	2,210	114,633
Parker-Hannifin Corp.	845	91,302
Pentair PLC	1,160	67,616
Sandvik AB	12,165	121,795
Schindler Holding AG	413	74,773
Schindler Holding AG (REG)	271	49,318
Sembcorp Marine Ltd.(a)	7,000	8,146
SKF AB–Class B	4,700	75,308
SMC Corp./Japan	500	123,013
Snap-on, Inc.	370	58,393
Stanley Black & Decker, Inc.	965	107,327
Sumitomo Heavy Industries Ltd.(a)	6,000	26,357
THK Co., Ltd.	800	13,636
Volvo AB–Class B	14,676	145,796
Wartsila Oyj Abp	1,408	57,448
Weir Group PLC (The)	2,037	39,341
Xylem, Inc./NY	1,085	48,445
Zardoya Otis SA(a)	2,136	20,171

		4,209,372

MARINE–0.0%
AP Moeller–Maersk A/S–Class A	70	88,225
AP Moeller–Maersk A/S–Class B	43	56,165
Mitsui OSK Lines Ltd.	12,000	25,518
Nippon Yusen KK	31,000	54,536

		224,444

PROFESSIONAL SERVICES–0.2%
Adecco SA (REG)	1,673	$84,383
Bureau Veritas SA	3,094	64,958
Capita PLC	6,326	81,514
Dun & Bradstreet Corp. (The)	215	26,196
Equifax, Inc.	755	96,942
Experian PLC	9,136	173,329
Intertek Group PLC	1,536	71,567
Nielsen Holdings PLC	2,266	117,764
Randstad Holding NV	1,613	64,505
Recruit Holdings Co., Ltd.	2,691	98,313
Robert Half International, Inc.	785	29,956
SGS SA (REG)	52	119,119
Verisk Analytics, Inc.–Class A(b)	950	77,026

		1,105,572

ROAD & RAIL–0.4%
Asciano Ltd.	10,098	66,998
Aurizon Holdings Ltd.	12,975	47,077
Central Japan Railway Co.	1,373	244,207
CSX Corp.	6,060	158,045
DSV A/S	1,630	68,538
East Japan Railway Co.	3,200	296,555
Hankyu Hanshin Holdings, Inc.	11,000	82,022
JB Hunt Transport Services, Inc.	553	44,754
Kansas City Southern	670	60,360
Keikyu Corp.	4,000	40,252
Keio Corp.	6,000	56,597
Keisei Electric Railway Co., Ltd.	2,000	25,780
Kintetsu Group Holdings Co., Ltd.	17,000	72,750
MTR Corp., Ltd.	15,500	78,836
Nagoya Railroad Co., Ltd.	9,000	50,710
Nippon Express Co., Ltd.	12,000	54,837
Norfolk Southern Corp.	1,890	160,896
Odakyu Electric Railway Co., Ltd.	4,000	46,904
Ryder System, Inc.	315	19,259
Tobu Railway Co., Ltd.	6,000	32,931
Tokyu Corp.	10,000	87,797
Union Pacific Corp.	5,350	466,787
West Japan Railway Co.	1,568	99,369

		2,362,261

TRADING COMPANIES & DISTRIBUTORS–0.3%
AerCap Holdings NV(b)	1,621	54,450
Ashtead Group PLC	4,791	68,434
Brenntag AG	1,471	71,258
Bunzl PLC	3,191	98,182
Fastenal Co.	1,780	79,014
ITOCHU Corp.	14,000	171,265
Marubeni Corp.	16,000	72,284
Mitsubishi Corp.	14,400	253,546
Mitsui & Co., Ltd.	16,200	193,382
Noble Group Ltd.(a)	24,000	3,634

14

AB Variable Products Series Fund

Company	Shares	U.S. $ Value

Sumitomo Corp.	11,300	$113,903
Toyota Tsusho Corp.	1,300	27,988
Travis Perkins PLC	1,926	38,000
United Rentals, Inc.(b)	550	36,905
Wolseley PLC	2,430	125,834
WW Grainger, Inc.(a)	380	86,355

		1,494,434

TRANSPORTATION INFRASTRUCTURE–0.1%
Abertis Infraestructuras SA	5,185	76,622
Aena SA(b)(e)	643	85,230
Aeroports de Paris	1,000	109,570
Atlantia SpA	2,911	72,731
Auckland International Airport Ltd.	9,917	46,133
Groupe Eurotunnel SE (REG)	2,068	21,844
Hutchison Port Holdings Trust–Class U	43,553	19,929
Kamigumi Co., Ltd.	3,000	27,728
Mitsubishi Logistics Corp.	1,000	13,990
Sydney Airport	15,829	82,653
Transurban Group	19,376	174,515

		730,945

		26,561,670

ENERGY–2.7%
ENERGY EQUIPMENT & SERVICES–0.3%
Baker Hughes, Inc.	2,710	122,302
Diamond Offshore Drilling, Inc.(a)	390	9,489
FMC Technologies, Inc.(b)	1,410	37,605
Halliburton Co.	5,390	244,113
Helmerich & Payne, Inc.	685	45,984
National Oilwell Varco, Inc.	2,355	79,246
Petrofac Ltd.	2,606	27,088
Schlumberger Ltd.	8,750	691,950
Technip SA	1,332	72,094
Tenaris SA	8,782	126,927
Transocean Ltd.(a)	2,150	25,564

		1,482,362

OIL, GAS & CONSUMABLE FUELS–2.4%
Anadarko Petroleum Corp.	3,195	170,134
Apache Corp.	2,345	130,546
BP PLC	175,969	1,030,037
Cabot Oil & Gas Corp.	2,840	73,102
Caltex Australia Ltd.	3,100	74,741
Chesapeake Energy Corp.(a)	3,245	13,889
Chevron Corp.	11,830	1,240,139
Cimarex Energy Co.	627	74,814
Columbia Pipeline Group, Inc.	2,505	63,852
Concho Resources, Inc.(b)	807	96,251
ConocoPhillips	7,770	338,772
Devon Energy Corp.	3,170	114,912
Eni SpA	24,216	390,051
EOG Resources, Inc.	3,460	288,633

EQT Corp.	1,040	$80,527
Exxon Mobil Corp.	26,137	2,450,082
Galp Energia SGPS SA	2,341	32,559
Hess Corp.	1,640	98,564
Idemitsu Kosan Co., Ltd.	1,200	26,052
Inpex Corp.	9,048	70,761
JX Holdings, Inc.	20,000	78,066
Kinder Morgan, Inc./DE	11,489	215,074
Koninklijke Vopak NV	502	24,989
Lundin Petroleum AB(b)	856	15,599
Marathon Oil Corp.	5,305	79,628
Marathon Petroleum Corp.	3,324	126,179
Murphy Oil Corp.(a)	1,005	31,909
Neste Oyj	1,220	43,748
Newfield Exploration Co.(b)	1,220	53,900
Noble Energy, Inc.	2,650	95,055
Occidental Petroleum Corp.	4,800	362,688
Oil Search Ltd.	8,307	41,947
OMV AG	1,402	39,411
ONEOK, Inc.	1,320	62,634
Origin Energy Ltd.	16,658	72,781
Phillips 66	2,960	234,846
Pioneer Natural Resources Co.	1,015	153,478
Range Resources Corp.	1,050	45,297
Repsol SA	10,293	131,945
Royal Dutch Shell PLC–Class A	40,072	1,100,583
Royal Dutch Shell PLC–Class B	35,654	985,069
Santos Ltd.	18,468	65,373
Showa Shell Sekiyu KK(a)	1,900	17,734
Southwestern Energy Co.(b)	2,445	30,758
Spectra Energy Corp.	4,185	153,297
Statoil ASA	10,624	183,566
Tesoro Corp.	725	54,317
TonenGeneral Sekiyu KK(a)	2,000	18,219
TOTAL SA	21,024	1,008,227
Valero Energy Corp.	2,925	149,175
Williams Cos., Inc. (The)	4,255	92,036
Woodside Petroleum Ltd.	7,059	143,137

		12,769,083

		14,251,445

MATERIALS–2.1%
CHEMICALS–1.2%
Air Liquide SA	3,277	341,403
Air Products & Chemicals, Inc.	1,220	173,289
Air Water, Inc.	1,000	14,714
Akzo Nobel NV	2,351	146,046
Albemarle Corp.	711	56,389
Arkema SA	450	34,404
Asahi Kasei Corp.	12,000	83,508
BASF SE	8,743	670,402
CF Industries Holdings, Inc.	1,450	34,945
Chr Hansen Holding A/S	1,460	95,886
Covestro AG(b)(e)	1,766	78,658
Croda International PLC	1,104	46,344
Daicel Corp.	3,000	31,086
Dow Chemical Co. (The)	7,025	349,213
Eastman Chemical Co.	930	63,147

15

DYNAMIC ASSET ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

Ecolab, Inc.	1,690	$200,434
EI du Pont de Nemours & Co.	5,495	356,076
EMS-Chemie Holding AG (REG)	109	56,278
Evonik Industries AG	2,574	76,727
FMC Corp.	830	38,437
Givaudan SA (REG)	88	177,190
Hitachi Chemical Co., Ltd.	3,000	56,029
Incitec Pivot Ltd.	32,013	71,911
International Flavors & Fragrances, Inc.	500	63,035
Israel Chemicals Ltd.	4,414	17,197
Johnson Matthey PLC	1,842	69,088
JSR Corp.	800	10,595
K&S AG (REG)(a)	1,472	30,135
Kansai Paint Co., Ltd.(a)	3,000	60,569
Kuraray Co., Ltd.	3,000	35,794
LANXESS AG	1,319	57,868
Linde AG	1,768	246,347
LyondellBasell Industries NV–Class A	2,149	159,929
Mitsubishi Chemical Holdings Corp.	13,000	59,592
Mitsubishi Gas Chemical Co., Inc.	5,000	26,085
Mitsui Chemicals, Inc.	8,000	29,398
Monsanto Co.	2,790	288,514
Mosaic Co. (The)	2,180	57,072
Nippon Paint Holdings Co., Ltd.	1,000	24,722
Nitto Denko Corp.	1,600	101,495
Novozymes A/S–Class B	1,531	73,520
Orica Ltd.	2,259	21,014
PPG Industries, Inc.	1,700	177,055
Praxair, Inc.	1,790	201,178
Sherwin-Williams Co. (The)	515	151,240
Shin-Etsu Chemical Co., Ltd.	3,700	216,777
Sika AG	20	83,861
Solvay SA	705	65,853
Sumitomo Chemical Co., Ltd.	15,000	61,891
Symrise AG	547	37,311
Syngenta AG (REG)	885	339,706
Taiyo Nippon Sanso Corp.	2,000	18,382
Teijin Ltd.	5,000	16,568
Toray Industries, Inc.	14,000	119,461
Umicore SA	1,001	51,706
Yara International ASA	1,297	41,202

		6,266,676

CONSTRUCTION MATERIALS–0.2%
Boral Ltd.	12,163	57,103
CRH PLC	7,835	228,314
Fletcher Building Ltd.	7,055	43,396
HeidelbergCement AG	1,342	101,096
Imerys SA	448	28,585
James Hardie Industries PLC	3,449	53,416
LafargeHolcim Ltd. (REG)(b)	4,333	181,282
Martin Marietta Materials, Inc.	427	81,984

Taiheiyo Cement Corp.	5,000	$11,843
Vulcan Materials Co.	865	104,111

		891,130

CONTAINERS & PACKAGING–0.1%
Amcor Ltd./Australia	11,024	123,949
Avery Dennison Corp.	535	39,991
Ball Corp.	910	65,784
International Paper Co.	2,565	108,705
Owens-Illinois, Inc.(b)	1,010	18,190
Sealed Air Corp.	1,190	54,704
Toyo Seikan Group Holdings Ltd.	1,700	32,484
WestRock Co.	1,597	62,076

		505,883

METALS & MINING–0.5%
Alcoa, Inc.	8,270	76,663
Anglo American PLC	13,345	130,811
Antofagasta PLC(a)	6,389	39,950
ArcelorMittal (Euronext Amsterdam)	6,075	27,697
BHP Billiton Ltd.	30,572	426,058
BHP Billiton PLC	20,105	254,468
Boliden AB	1,652	32,287
Fortescue Metals Group Ltd.	18,067	48,348
Freeport-McMoRan, Inc.	7,875	87,728
Fresnillo PLC	1,459	32,129
Glencore PLC	116,471	240,060
Hitachi Metals Ltd.	5,000	50,796
JFE Holdings, Inc.	5,000	65,226
Kobe Steel Ltd.	12,000	9,863
Mitsubishi Materials Corp.	7,000	16,761
Newcrest Mining Ltd.(b)	7,017	121,617
Newmont Mining Corp.	3,295	128,900
Nippon Steel & Sumitomo Metal Corp.	7,600	147,133
Norsk Hydro ASA	16,444	60,199
Nucor Corp.	1,960	96,844
Randgold Resources Ltd.	890	99,873
Rio Tinto Ltd.	4,038	139,677
Rio Tinto PLC	11,772	365,715
South32 Ltd.(b)	32,320	37,904
Sumitomo Metal Mining Co., Ltd.	3,000	30,517
ThyssenKrupp AG	2,036	40,924
voestalpine AG(a)	1,082	36,415

		2,844,563

PAPER & FOREST PRODUCTS–0.1%
Mondi PLC	3,496	65,454
Oji Holdings Corp.	14,000	53,746
Stora Enso Oyj–Class R	5,244	42,172
UPM-Kymmene Oyj	5,081	93,342

		254,714

		10,762,966

16

AB Variable Products Series Fund

Company	Shares	U.S. $ Value

TELECOMMUNICATION SERVICES–1.7%
DIVERSIFIED TELECOMMUNICATION SERVICES–1.3%
AT&T, Inc.	38,676	$1,671,190
Bezeq The Israeli Telecommunication Corp., Ltd.	25,040	49,602
BT Group PLC	80,605	443,053
CenturyLink, Inc.	3,410	98,924
Deutsche Telekom AG (REG)	30,696	523,436
Elisa Oyj	1,354	52,025
Frontier Communications Corp.	7,310	36,111
HKT Trust & HKT Ltd.–Class SS	55,098	79,542
Iliad SA	163	32,904
Inmarsat PLC	4,283	46,157
Koninklijke KPN NV	28,755	102,495
Level 3 Communications, Inc.(b)	1,797	92,528
Nippon Telegraph & Telephone Corp.	6,600	309,506
Numericable-SFR SA	2,106	52,629
Orange SA	18,911	307,502
Proximus SADP	1,568	49,829
Singapore Telecommunications Ltd.	76,000	234,465
Spark New Zealand Ltd.	17,417	44,268
Swisscom AG (REG)	247	122,711
TDC A/S	10,119	49,588
Telecom Italia SpA/Milano (ordinary shares)(b)	64,157	52,693
Telecom Italia SpA/Milano (savings shares)	96,487	62,078
Telefonica Deutschland Holding AG	3,756	15,471
Telefonica SA	42,624	404,664
Telenor ASA	7,146	118,288
Telia Co. AB	24,258	114,873
Telstra Corp., Ltd.	40,732	170,249
TPG Telecom Ltd.	2,487	22,301
Verizon Communications, Inc.	25,595	1,429,225
Vocus Communications Ltd.	2,752	17,209

		6,805,516

WIRELESS TELECOMMUNICATION SERVICES–0.4%
KDDI Corp.	17,930	545,246
Millicom International Cellular SA	641	39,318
NTT DOCOMO, Inc.	13,613	367,123
SoftBank Group Corp.	9,100	514,623
StarHub Ltd.	4,000	11,287
Tele2 AB–Class B	3,826	33,590
Vodafone Group PLC	252,791	770,724

		2,281,911

		9,087,427

UTILITIES–1.6%
ELECTRIC UTILITIES–0.9%
Alliant Energy Corp.	1,438	$57,089
American Electric Power Co., Inc.	3,075	215,527
AusNet Services	37,398	46,060
Cheung Kong Infrastructure Holdings Ltd.	7,000	60,219
Chubu Electric Power Co., Inc.	6,100	86,809
Chugoku Electric Power Co., Inc. (The)	1,300	16,527
CLP Holdings Ltd.	12,500	127,851
Contact Energy Ltd.	4,696	17,434
Duke Energy Corp.	4,332	371,642
Edison International	2,065	160,389
EDP–Energias de Portugal SA	14,060	43,046
Electricite de France SA	5,592	67,804
Endesa SA(a)	3,024	60,678
Enel SpA	72,583	322,228
Entergy Corp.	1,125	91,519
Eversource Energy	1,960	117,404
Exelon Corp.	5,747	208,961
FirstEnergy Corp.	2,635	91,988
Fortum Oyj	4,228	67,929
HK Electric Investments & HK Electric Investments Ltd.(e)	104,180	97,078
Iberdrola SA	51,761	353,091
Kansai Electric Power Co., Inc. (The)(b)	6,700	65,253
Kyushu Electric Power Co., Inc.(b)	4,100	41,121
Mighty River Power Ltd.	4,915	10,608
NextEra Energy, Inc.	2,895	377,508
PG&E Corp.	3,075	196,554
Pinnacle West Capital Corp.	685	55,526
Power Assets Holdings Ltd.	8,500	78,153
PPL Corp.	4,195	158,361
Red Electrica Corp. SA(a)	1,030	92,034
Shikoku Electric Power Co., Inc.	2,700	31,982
Southern Co. (The)	5,710	306,227
SSE PLC	9,578	199,348
Terna Rete Elettrica Nazionale SpA	23,069	128,381
Tohoku Electric Power Co., Inc.	4,300	54,268
Tokyo Electric Power Co., Inc.(b)	13,800	58,444
Xcel Energy, Inc.	3,170	141,953

		4,676,994

GAS UTILITIES–0.1%
AGL Resources, Inc.	748	49,346
APA Group	6,755	46,983
Enagas SA(a)	2,159	65,958
Gas Natural SDG SA(a)	3,334	66,272
Hong Kong & China Gas Co., Ltd.	72,131	131,986
Osaka Gas Co., Ltd.	18,000	69,201
Snam SpA	14,719	87,997

17

DYNAMIC ASSET ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

Toho Gas Co., Ltd.	6,000	$49,096
Tokyo Gas Co., Ltd.	19,000	78,446

		645,285

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS–0.0%
AES Corp./VA	4,135	51,605
Electric Power Development Co., Ltd.(a)	1,600	37,277
Meridian Energy Ltd.	18,542	34,993
NRG Energy, Inc.	1,940	29,081

		152,956

MULTI-UTILITIES–0.6%
AGL Energy Ltd.	6,423	93,282
Ameren Corp.	1,510	80,906
CenterPoint Energy, Inc.	2,695	64,680
Centrica PLC	51,646	156,177
CMS Energy Corp.	1,720	78,879
Consolidated Edison, Inc.	1,830	147,205
Dominion Resources, Inc./VA	3,735	291,069
DTE Energy Co.	1,120	111,014
DUET Group	22,926	43,000
E.ON SE	19,048	192,286
Engie SA	13,909	223,332
National Grid PLC	35,656	524,333
NiSource, Inc.	2,005	53,173
Public Service Enterprise Group, Inc.	3,155	147,055
RWE AG	5,973	95,121
SCANA Corp.	895	67,716
Sempra Energy	1,510	172,170
Suez Environnement Co.	2,665	41,567
TECO Energy, Inc.	1,475	40,769
United Utilities Group PLC	6,491	89,967
Veolia Environnement SA	2,727	58,889
WEC Energy Group, Inc.	1,988	129,816

		2,902,406

WATER UTILITIES–0.0%
American Water Works Co., Inc.	1,121	94,735
Severn Trent PLC	2,239	73,057

		167,792

		8,545,433

Total Common Stocks (cost $208,320,564)		226,470,923

	Principal Amount (000)
GOVERNMENTS— TREASURIES–19.1%
UNITED STATES–19.1%
U.S. Treasury Bonds
2.50%, 2/15/45	$520	541,389
2.75%, 8/15/42	920	1,013,653

2.875%, 5/15/43–8/15/45	$2,545	$2,858,919
3.00%, 5/15/45	185	212,642
3.125%, 11/15/41–2/15/43	2,825	3,333,449
3.50%, 2/15/39	358	451,807
3.625%, 8/15/43	2,245	2,896,488
3.75%, 8/15/41	220	286,971
3.875%, 8/15/40	280	371,623
4.25%, 5/15/39	240	335,437
4.375%, 11/15/39–5/15/41	1,258	1,789,805
4.50%, 8/15/39	220	318,037
4.75%, 2/15/37–2/15/41	401	600,246
5.375%, 2/15/31	650	964,057
6.00%, 2/15/26	1,242	1,749,133
6.25%, 8/15/23–5/15/30	724	1,109,306
6.875%, 8/15/25	590	865,617
7.25%, 8/15/22	775	1,055,272
7.50%, 11/15/16	92	94,437
7.625%, 2/15/25	55	82,962
8.00%, 11/15/21	123	167,458
U.S. Treasury Notes
0.50%, 7/31/17	975	974,696
0.75%, 3/31/18	1,003	1,005,742
0.875%, 1/31/17–4/30/17	1,690	1,694,529
1.00%, 9/30/16–9/30/19	4,645	4,676,215
1.25%, 11/30/18–3/31/21	7,834	7,947,676
1.375%, 12/31/18–10/31/20	9,120	9,286,350
1.50%, 5/31/19–5/31/20	4,840	4,951,629
1.625%, 6/30/20–2/15/26	5,640	5,778,469
1.75%, 5/15/23	1,740	1,794,987
2.00%, 11/15/21–8/15/25	6,195	6,485,470
2.125%, 8/15/21–5/15/25	3,440	3,627,851
2.25%, 11/30/17–11/15/24	899	933,749
2.375%, 7/31/17–8/15/24	1,271	1,344,244
2.50%, 8/15/23–5/15/24	2,242	2,430,660
2.625%, 1/31/18–11/15/20	4,500	4,785,697
2.75%, 5/31/17–11/15/23	3,570	3,752,152
3.00%, 2/28/17	889	903,724
3.125%, 5/15/21	394	433,147
3.375%, 11/15/19	1,890	2,053,678
3.50%, 5/15/20	910	1,000,218
3.625%, 2/15/20–2/15/21	6,204	6,877,065
3.75%, 11/15/18(f)	6,205	6,660,683

Total Governments–Treasuries (cost $95,822,277)		100,497,339

	Shares
INVESTMENT COMPANIES–9.0%
FUNDS AND INVESTMENT TRUSTS–9.0%
iShares Core MSCI Emerging Markets ETF(a)	378,853	15,847,421
iShares International Developed Real Estate ETF	206,951	6,034,691
Vanguard Global ex-U.S. Real Estate ETF	44,178	2,388,263
Vanguard Mid-Cap ETF(a)	16,316	2,017,147
Vanguard REIT ETF	178,061	15,788,669

18

AB Variable Products Series Fund

Company	Shares	U.S. $ Value

Vanguard Small-Cap ETF(a)	45,444	$5,256,962

Total Investment Companies (cost $43,106,430)		47,333,153

RIGHTS–0.0%
INDUSTRIALS–0.0%
CONSTRUCTION & ENGINEERING–0.0%
ACS Actividades de Construccion y Servicios SA, expiring 6/27/16(b)	1,829	1,285

TRADING COMPANIES & DISTRIBUTORS–0.0%
Noble Group Ltd., expiring 6/28/16(b)	24,000	1,603

Total Rights (cost $7,158)		2,888

SHORT-TERM INVESTMENTS–28.8%
INVESTMENT COMPANIES–24.0%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 0.25%(g)(h) (cost $126,618,938)	126,618,938	126,618,938

U.S. TREASURY BILLS–4.8%
U.S. Treasury Bill 0.01%, 7/28/16 (cost $25,533,288)	$25,538	$25,533,288

Total Short-Term Investments (cost $152,152,226)		152,152,226

Total Investments Before Security Lending Collateral for Securities Loaned–99.8% (cost $499,408,655)		526,456,529

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED–4.3%
INVESTMENT COMPANIES–4.3%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 0.25%(g)(h) (cost $22,622,247)	22,622,247	22,622,247

TOTAL INVESTMENTS–104.1% (cost $522,030,902)		549,078,776
Other assets less liabilities–(4.1)%		(21,622,868)

NET ASSETS–100.0%		$527,455,908

FUTURES (see Note D)

Type	Number of Contracts	Expiration Month	Original Value	Value at June 30, 2016	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Australian Bond Futures	78	September 2016	$7,836,992	$7,923,055	$86,063
10 Yr Canadian Bond Futures	82	September 2016	9,367,924	9,396,091	28,167
Euro STOXX 50 Futures	66	September 2016	2,111,960	2,091,101	(20,859)
Mini MSCI EAFE Futures	4	September 2016	324,782	323,040	(1,742)
Russell 2000 Mini Futures	21	September 2016	2,361,565	2,409,540	47,975
TOPIX Index Futures	5	September 2016	601,162	603,060	1,898
U.S. T-Note 10 Yr (CBT) Futures	154	September 2016	20,523,219	20,479,594	(43,625)
U.S. T-Note 5 Yr (CBT) Futures	120	September 2016	14,685,205	14,659,687	(25,518)
U.S. Ultra Bond (CBT) Futures	100	September 2016	17,529,438	18,637,500	1,108,062

Sold Contracts
FTSE 100 Index Futures	45	September 2016	3,590,171	3,847,477	(257,306)
S&P 500 E Mini Futures	26	September 2016	2,708,640	2,717,260	(8,620)
SPI 200 Futures	18	September 2016	1,677,639	1,737,117	(59,478)

					$855,017

19

DYNAMIC ASSET ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)	AB Variable Products Series Fund

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	JPY	117,793	USD	1,154	9/20/16	$9,926
Barclays Bank PLC	USD	5,821	CHF	5,639	9/20/16	(21,112)
Barclays Bank PLC	USD	4,367	GBP	3,089	9/20/16	(251,224)
BNP Paribas SA	AUD	6,972	USD	5,110	9/20/16	(75,845)
BNP Paribas SA	GBP	1,949	USD	2,839	9/20/16	242,068
BNP Paribas SA	USD	486	AUD	655	9/20/16	1,010
BNP Paribas SA	USD	2,020	CAD	2,623	9/20/16	10,592
BNP Paribas SA	USD	1,413	EUR	1,247	9/20/16	(24,636)
BNP Paribas SA	USD	3,436	NZD	4,844	9/20/16	8,951
Citibank	EUR	2,840	USD	3,226	9/20/16	64,953
Citibank	USD	5,774	EUR	5,048	9/20/16	(155,610)
Citibank	USD	2,095	JPY	224,041	9/20/16	80,223
Credit Suisse International	CHF	5,024	USD	5,207	9/20/16	39,312
Credit Suisse International	EUR	2,386	USD	2,641	9/20/16	(14,130)
Credit Suisse International	EUR	9,433	USD	10,510	9/20/16	12,833
Credit Suisse International	JPY	590,718	USD	5,524	9/20/16	(210,900)
Credit Suisse International	USD	323	AUD	435	9/20/16	762
Credit Suisse International	USD	7,114	EUR	6,307	9/20/16	(95,375)
Credit Suisse International	USD	5,527	JPY	587,214	9/20/16	173,987
Credit Suisse International	USD	2,386	NZD	3,439	9/20/16	60,025
Deutsche Bank AG	JPY	117,793	USD	1,153	9/20/16	8,875
Goldman Sachs Bank USA	JPY	437,153	USD	4,138	9/20/16	(106,721)
Goldman Sachs Bank USA	JPY	227,097	USD	2,235	9/20/16	30,118
Goldman Sachs Bank USA	USD	4,882	JPY	519,204	9/20/16	159,149
HSBC Bank USA	GBP	3,819	USD	5,508	9/20/16	420,455
HSBC Bank USA	USD	485	AUD	655	9/20/16	1,686
JPMorgan Chase Bank	AUD	2,826	USD	2,072	9/20/16	(29,569)
JPMorgan Chase Bank	EUR	5,422	USD	6,182	9/20/16	147,606
JPMorgan Chase Bank	GBP	1,062	USD	1,404	9/20/16	(10,097)
JPMorgan Chase Bank	NZD	4,144	USD	2,896	9/20/16	(51,583)
JPMorgan Chase Bank	USD	1,242	EUR	1,122	9/20/16	6,437
JPMorgan Chase Bank	USD	1,578	GBP	1,121	9/20/16	(84,530)
Royal Bank of Scotland PLC	USD	2,481	AUD	3,348	9/20/16	9,003
Royal Bank of Scotland PLC	USD	1,065	EUR	931	9/20/16	(29,469)
State Street Bank & Trust Co.	USD	2,814	AUD	3,874	9/20/16	66,521
UBS AG	USD	637	CAD	810	9/20/16	(9,939)
UBS AG	USD	997	GBP	688	9/20/16	(79,939)

						$303,813

PUT OPTIONS WRITTEN (see Note D)

Description	Contracts	Exercise Price	Expiration Month	Premiums Received	U.S. $ Value
S&P 500 Index(i)	25,100	$1,825.00	July 2016	$243,470	$(6,995)

20

AB Variable Products Series Fund

CENTRALLY CLEARED CREDIT DEFAULT SWAPS (see Note D)

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at June 30, 2016	Notional Amount (000)	Market Value	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citigroup Global Markets, Inc./(INTRCONX)
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	(5.00)%	4.29%	$2,120	$(67,323)	$(38,499)
Morgan Stanley Capital Services LLC/(INTRCONX)
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	(5.00)	4.29	205	(6,510)	4
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	(5.00)	4.29	87	(2,763)	2
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	(5.00)	4.29	40	(1,270)	1

Sale Contracts
Citigroup Global Markets, Inc./(INTRCONX)
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	5.00	4.29	9,777	310,477	166,766
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	5.00	4.29	5,223	165,861	93,372
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	5.00	4.29	205	6,510	3,464
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	5.00	4.29	87	2,763	187

				$407,745	$225,297

*	Termination date

TOTAL RETURN SWAPS (see Note D)

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Citibank, NA
Standard and Poor’s Midcap 400 Index	5,069	LIBOR Minus 0.23%	$10,629	2/21/17	$328,467
Goldman Sachs International
MSCI Emerging Markets Index	44,715	LIBOR Minus 0.25%	16,352	10/17/16	(109,685)
Russell 2000 Total Return Index	441	LIBOR Minus 0.71%	2,440	3/20/17	8,054
Russell 2000 Total Return Index	657	LIBOR Minus 0.80%	3,569	7/20/16	79,777
UBS AG
Russell 2000 Total Return Index	599	LIBOR Minus 0.70%	3,254	10/17/16	72,084

					$378,697

21

DYNAMIC ASSET ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)	AB Variable Products Series Fund

^	Less than $0.50.

(a)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(b)	Non-income producing security.

(c)	Fair valued by the Adviser.

(d)	Illiquid security.

(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, the aggregate market value of these securities amounted to $448,001 or 0.1% of net assets.

(f)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.

(g)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(h)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

(i)	One contract relates to 1 share.

Currency Abbreviations:

AUD—Australian Dollar

CAD—Canadian Dollar

CHF—Swiss Franc

EUR—Euro

GBP—Great British Pound

JPY—Japanese Yen

NZD—New Zealand Dollar

USD—United States Dollar

Glossary:

ADR—American Depositary Receipt

CBT—Chicago Board of Trade

CDX-NAHY—North American High Yield Credit Default Swap Index

EAFE—Europe, Australia, and Far East

ETF—Exchange Traded Fund

FTSE—Financial Times Stock Exchange

INTRCONX—Inter-Continental Exchange

LIBOR—London Interbank Offered Rates

MSCI—Morgan Stanley Capital International

REG—Registered Shares

REIT—Real Estate Investment Trust

SPI—Share Price Index

TOPIX—Tokyo Price Index

See notes to financial statements.

22

DYNAMIC ASSET ALLOCATION PORTFOLIO
STATEMENT OF ASSETS & LIABILITIES
June 30, 2016 (unaudited)	AB Variable Products Series Fund

ASSETS
Investments in securities, at value
Unaffiliated issuers (cost $372,789,717)	$399,837,591	(a)
Affiliated issuers (cost $149,241,185—including investment of cash collateral for securities loaned of $22,622,247)	149,241,185
Cash collateral due from broker	2,805,641
Foreign currencies, at value (cost $666,581)	664,974
Unrealized appreciation on forward currency exchange contracts	1,554,492
Interest and dividends receivable	1,105,504
Unrealized appreciation on total return swaps	488,382
Receivable for capital stock sold	230,254
Receivable for variation margin on exchange-traded derivatives	38,840
Receivable for newly entered credit default swaps	31,505
Collateral due from Securities Lending Agent	15,908
Receivable for investment securities sold	4,437

Total assets	556,018,713

LIABILITIES
Due to custodian	94,955
Options written, at value (premiums received $243,470)	6,995
Payable for collateral received on securities loaned	22,638,155
Payable for investment securities purchased	3,630,441
Unrealized depreciation on forward currency exchange contracts	1,250,679
Advisory fee payable	278,572
Payable for capital stock redeemed	134,293
Unrealized depreciation on total return swaps	109,685
Payable for variation margin on exchange-traded derivatives	108,667
Distribution fee payable	107,377
Administrative fee payable	11,625
Transfer Agent fee payable	112
Accrued expenses	191,249

Total liabilities	28,562,805

NET ASSETS	$527,455,908

COMPOSITION OF NET ASSETS
Capital stock, at par	$46,035
Additional paid-in capital	497,771,197
Undistributed net investment income	5,571,734
Accumulated net realized loss on investment and foreign currency transactions	(4,970,639)
Net unrealized appreciation on investments and foreign currency denominated assets and liabilities	29,037,581

	$527,455,908

Net Asset Value Per Share—1 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value
A	$411,701	35,665	$11.54
B	$527,044,207	45,999,495	$11.46

(a)	Includes securities on loan with a value of $11,601,134 (see Note E).
See notes to financial statements.

23

DYNAMIC ASSET ALLOCATION PORTFOLIO
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2016 (unaudited)	AB Variable Products Series Fund

INVESTMENT INCOME
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $172,771)	$3,485,687
Affiliated issuers	282,518
Interest	869,499
Securities lending income	47,998

4,685,702

EXPENSES
Advisory fee (see Note B)	1,772,014
Distribution fee—Class B	632,313
Transfer agency—Class A	1
Transfer agency—Class B	1,892
Custodian	127,777
Audit and tax	46,321
Administrative	24,077
Legal	22,232
Printing	17,926
Directors’ fees	10,665
Miscellaneous	38,996

Total expenses	2,694,214
Less: expenses waived and reimbursed by the Adviser (see Notes B and E)	(22,360)

Net expenses	2,671,854

Net investment income	2,013,848

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions	1,836,193
Futures	(3,196,156)
Swaps	(334,778)
Foreign currency transactions	480,146
Net change in unrealized appreciation/depreciation of:
Investments	5,145,031
Futures	994,730
Options written	236,475
Swaps	2,353,210
Foreign currency denominated assets and liabilities	(290,523)

Net gain on investment and foreign currency transactions	7,224,328

NET INCREASE IN NET ASSETS FROM OPERATIONS	$9,238,176

See notes to financial statements.

24

DYNAMIC ASSET ALLOCATION PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS	AB Variable Products Series Fund

	Six Months Ended June 30, 2016 (unaudited)		Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$2,013,848		$2,203,588
Net realized loss on investment and foreign currency transactions	(1,214,595)		(351,816)
Net change in unrealized appreciation/depreciation of investments and foreign currency denominated assets and liabilities	8,438,923		(10,275,850)

Net increase (decrease) in net assets from operations	9,238,176		(8,424,078)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income
Class A	–0	–	(3,081)
Class B	–0	–	(3,424,561)
Net realized gain on investment transactions
Class A	–0	–	(6,189)
Class B	–0	–	(9,052,556)
CAPITAL STOCK TRANSACTIONS
Net increase	6,653,894		50,524,230

Total increase	15,892,070		29,613,765
NET ASSETS
Beginning of period	511,563,838		481,950,073

End of period (including undistributed net investment income of $5,571,734 and $3,557,886, respectively)	$527,455,908		$511,563,838

See notes to financial statements.

25

DYNAMIC ASSET ALLOCATION PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2016 (unaudited)	AB Variable Products Series Fund

NOTE A: Significant Accounting Policies

The AB Dynamic Asset Allocation Portfolio (the “Portfolio”) is a series of AB Variable Products Series Fund, Inc. (the “Fund”). The Portfolio’s investment objective is to maximize total return consistent with the determination of AllianceBernstein L.P. (the “Adviser”) of reasonable risk. The Portfolio is diversified as defined under the Investment Company Act of 1940. The Fund was incorporated in the State of Maryland on November 17, 1987, as an open-end series investment company. The Fund offers sixteen separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio’s net asset value per share.

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, will have discretion to determine the best valuation (e.g. last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Such factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Portfolio may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign

26

AB Variable Products Series Fund

markets close well before the Portfolio values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a

27

DYNAMIC ASSET ALLOCATION PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2016:

	Level 1		Level 2		Level 3		Total
Investments in Securities:
Assets:
Common Stocks:
Financials	$18,155,514		$25,119,599		$–0	–(a)	$43,275,113
Health Care	16,885,732		13,806,940		–0	–	30,692,672
Information Technology	23,087,226		5,539,212		–0	–	28,626,438
Consumer Discretionary	14,262,398		13,486,658		–0	–	27,749,056
Consumer Staples	12,926,847		13,991,856		–0	–	26,918,703
Industrials	11,821,579		14,740,091		–0	–	26,561,670
Energy	8,430,741		5,820,704		–0	–	14,251,445
Materials	3,295,633		7,467,333		–0	–	10,762,966
Telecommunication Services	3,407,520		5,662,698		17,209		9,087,427
Utilities	4,159,867		4,385,566		–0	–	8,545,433
Governments—Treasuries	–0	–	100,497,339		–0	–	100,497,339
Investment Companies	47,333,153		–0	–	–0	–	47,333,153
Rights	1,285		–0	–	1,603		2,888
Short-Term Investments:
Investment Companies	126,618,938		–0	–	–0	–	126,618,938
U.S. Treasury Bills	–0	–	25,533,288		–0	–	25,533,288
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	22,638,155		–0	–	–0	–	22,638,155

Total Investments in Securities	313,024,588		236,051,284		18,812		549,094,684
Other Financial Instruments(b):
Assets:
Futures	1,270,267		1,898		–0	–	1,272,165	(c)
Forward Currency Exchange Contracts	–0	–	1,554,492		–0	–	1,554,492
Centrally Cleared Credit Default Swaps	–0	–	263,796		–0	–	263,796	(c)
Total Return Swaps	–0	–	488,382		–0	–	488,382
Liabilities:
Futures	(79,505)		(337,643)		–0	–	(417,148	)(c)
Forward Currency Exchange Contracts	–0	–	(1,250,679)		–0	–	(1,250,679)
Put Options Written	–0	–	(6,995)		–0	–	(6,995)
Centrally Cleared Credit Default Swaps	–0	–	(38,499)		–0	–	(38,499	)(c)
Total Return Swaps	–0	–	(109,685)		–0	–	(109,685)

Total(d)	$314,215,350		$236,616,351		$18,812		$550,850,513

(a)	Less than $0.50.

(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument. Other financial instruments may also include options written which are valued at market value.

(c)	Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative appreciation/(depreciation) of exchange-traded derivatives as reported in the portfolio of investments.

(d)	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

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AB Variable Products Series Fund

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks		Rights		Total
Balance as of 12/31/15	$–0	–(a)	$–0	–(a)	$–0	–(a)
Accrued discounts/(premiums)	–0	–	–0	–	–0	–
Realized gain (loss)	–0	–	–0	–	–0	–
Change in unrealized appreciation/depreciation	2,377		(4,120)		(1,743)
Purchases	14,832		5,723		20,555
Sales	–0	–	–0	–	–0	–
Transfers in to Level 3	–0	–	–0	–	–0	–
Transfers out of Level 3	–0	–	–0	–	–0	–

Balance as of 6/30/16	$17,209		$1,603		$18,812

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/16(b)	$2,377		$(4,120)		$(1,743)

(a)	Less than $0.50.

(b)	The unrealized appreciation/depreciation is included in net change in unrealized appreciation/depreciation on investments and other financial instruments in the accompanying consolidated statement of operations.

The Adviser established the Committee to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and processes at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

29

DYNAMIC ASSET ALLOCATION PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

4. Taxes

It is the Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolio’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolio’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Portfolio is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income.

6. Class Allocations

All income earned and expenses incurred by the Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Fund are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B: Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Portfolio pays the Adviser an advisory fee at an annual rate of .70% of the Portfolio’s average daily net assets. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis (the “Expense Caps”) to .85% and 1.10% of daily average net assets for Class A and Class B shares, respectively. The Expense Caps will remain in effect until May 1, 2017 and then may be extended by the Adviser for additional one-year terms. For the six months ended June 30, 2016, there were no expenses waived by the Adviser.

Pursuant to the investment advisory agreement, the Portfolio may reimburse the Adviser for certain legal and accounting services provided to the Portfolio by the Adviser. For the six months ended June 30, 2016, the reimbursement for such services amounted to $24,077.

The Portfolio compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation retained by ABIS amounted to $569 for the six months ended June 30, 2016.

The AB Fixed-Income Shares, Inc.—Government STIF Portfolio (the “Government STIF Portfolio”), prior to June 1, 2016, was offered as a cash management option to mutual funds and other institutional accounts of the Adviser, and was not available for direct purchase by members of the public. Prior to June 1, 2016, the Government STIF Portfolio paid no investment management fees but did bear its own expenses. As of June 1, 2016, the Government STIF Portfolio, which was renamed “AB Government Money Market Portfolio” (the “Government Money Market Portfolio”), will have a contractual investment management fee rate of .20% and will continue to bear its own expenses. In connection with the investment by the Portfolio in the Government Money Market Portfolio, the Adviser will waive its investment management fee from the Portfolio in an amount equal to Government Money Market Portfolio’s effective management fee. For the six months ended

30

AB Variable Products Series Fund

June 30, 2016, such waiver amounted to $22,155. A summary of the Portfolio’s transactions in shares of the Government Money Market Portfolio for the six months ended June 30, 2016 is as follows:

Market Value December 31, 2015 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value June 30, 2016 (000)	Dividend Income (000)
$151,611	$147,240	$172,232	$126,619	$230

Brokerage commissions paid on investment transactions for the six months ended June 30, 2016 amounted to $71,464, of which $0 and $0, respectively, was paid to Sanford C. Bernstein & Co. LLC and Sanford C. Bernstein Limited, affiliates of the Adviser.

NOTE C: Distribution Plan

The Portfolio has adopted a Distribution Plan (the “Plan”) for Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Portfolio pays distribution and servicing fees to AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, at an annual rate of up to ..50% of the Portfolio’s average daily net assets attributable to Class B shares. The fees are accrued daily and paid monthly. The Board currently limits payments under the Plan to .25% of the Portfolio’s average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio’s Class B shares. Since the Distributor’s compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the “compensation” variety.

In the event that the Plan is terminated or not continued, no distribution or servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio’s shares.

NOTE D: Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2016 were as follows:

	Purchases	Sales
Investment securities (excluding U.S. government securities)	$173,606,100	$103,145,374
U.S. government securities	21,234,343	53,026,696

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding futures, foreign currency and swap transactions) are as follows:

Gross unrealized appreciation	$39,741,497
Gross unrealized depreciation	(12,693,623)

Net unrealized appreciation	$27,047,874

1. Derivative Financial Instruments

The Portfolio may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Portfolio, as well as the methods in which they may be used are:

•	Futures

The Portfolio may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. The Portfolio bears the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and

31

DYNAMIC ASSET ALLOCATION PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Portfolio may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

At the time the Portfolio enters into futures, the Portfolio deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is effected. Such amount is shown as cash collateral due from broker on the statement of assets and liabilities. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Use of long futures subjects the Portfolio to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures. Use of short futures subjects the Portfolio to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of futures can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

During the six months ended June 30, 2016, the Portfolio held futures for hedging and non-hedging purposes.

•	Forward Currency Exchange Contracts

The Portfolio may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Portfolio. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the six months ended June 30, 2016, the Portfolio held forward currency exchange contracts for hedging and non-hedging purposes.

•	Option Transactions

For hedging and investment purposes, the Portfolio may purchase and write (sell) put and call options on U.S. and foreign securities, including government securities, and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets. Among other things, the Portfolio may use options transactions for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions” and may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, for hedging and investment purposes.

The risk associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from written options which expire unexercised are recorded by the Portfolio on the expiration date as realized gains from options written.

32

AB Variable Products Series Fund

The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolio has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Portfolio. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

The Portfolio may also invest in options on swap agreements, also called “swaptions”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based “premium”. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return on a specified asset, reference rate, or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties.

At June 30, 2016, the maximum payments for written put options amounted to $45,807,500. In certain circumstances maximum payout amounts may be partially offset by recovery values of the respective referenced assets and upfront premium received upon entering into the contract.

During the six months ended June 30, 2016, the Portfolio held purchased options for hedging and non-hedging purposes. During the six months ended June 30, 2016, the Portfolio held written options for hedging and non-hedging purposes.

For the six months ended June 30, 2016, the Portfolio had the following transactions in written options:

	Number of Contracts		Premiums Received
Options written outstanding as of 12/31/15	–0	–	$–0	–
Options written	25,100		243,470
Options expired	–0	–	–0	–
Options bought back	–0	–	–0	–
Options exercised	–0	–	–0	–

Options written outstanding as of 06/30/16	25,100		$243,470

•	Swaps

The Portfolio may enter into swaps to hedge its exposure to interest rates, credit risk, or currencies. The Portfolio may also enter into swaps for non-hedging purposes as a means of gaining market exposures, including by making direct investments in foreign currencies, as described below under “Currency Transactions” or in order to take a “long” or “short” position with respect to an underlying referenced asset described below under “Total Return Swaps”. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Portfolio in accordance with the terms of the respective swaps to provide value and recourse to the Portfolio or its counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Portfolio, and/or the termination value at the end of the contract. Therefore, the Portfolio considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities. The Portfolio accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation/

33

DYNAMIC ASSET ALLOCATION PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

depreciation of swaps on the statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swaps. Upfront premiums paid or received are recognized as cost or proceeds on the statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss) from swaps on the statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation/depreciation of swaps on the statement of operations.

Certain standardized swaps, including certain interest rate swaps and credit default swaps, are (or soon will be) subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

At the time the Portfolio enters into a centrally cleared swap, the Portfolio deposits and maintains as collateral an initial margin with the broker, as required by the clearinghouse on which the transaction is effected. Such amount is shown as cash collateral due from broker on the statement of assets and liabilities. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each centrally cleared swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Credit Default Swaps:

The Portfolio may enter into credit default swaps, including to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults by corporate and sovereign issuers held by the Portfolio, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. The Portfolio may purchase credit protection (“Buy Contract”) or provide credit protection (“Sale Contract”) on the referenced obligation of the credit default swap. During the term of the swap, the Portfolio receives/(pays) fixed payments from/(to) the respective counterparty, calculated at the agreed upon rate applied to the notional amount. If the Portfolio is a buyer/(seller) of protection and a credit event occurs, as defined under the terms of the swap, the Portfolio will either (i) receive from the seller/(pay to the buyer) of protection an amount equal to the notional amount of the swap (the “Maximum Payout Amount”) and deliver/(take delivery of) the referenced obligation or (ii) receive/(pay) a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

In certain circumstances Maximum Payout Amounts may be partially offset by recovery values of the respective referenced obligations, upfront premium received upon entering into the agreement, or net amounts received from settlement of buy protection credit default swaps entered into by the Portfolio for the same reference obligation with the same counterparty. As of June 30, 2016, the Portfolio had Buy Contracts outstanding with respect to the same referenced obligation and same counterparty for its Sales Contracts which may partially offset the Maximum Payout Amount in the amount of $15,292,000.

Credit default swaps may involve greater risks than if a Portfolio had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Portfolio is a buyer of protection and no credit event occurs, it will lose the payments it made to its counterparty. If the Portfolio is a seller of protection and a credit event occurs, the value of the referenced obligation received by the Portfolio coupled with the periodic payments previously received, may be less than the Maximum Payout Amount it pays to the buyer, resulting in a net loss to the Portfolio.

34

AB Variable Products Series Fund

Implied credit spreads over U.S. Treasuries comparable maturity utilized in determining the market value of credit default swaps on issuers as of period end are disclosed in the portfolio of investments. The implied spreads serve as an indicator of the current status of the payment/performance risk and typically reflect the likelihood of default by the issuer of the referenced obligation. The implied credit spread of a particular reference obligation also reflects the cost of buying/selling protection and may reflect upfront payments required to be made to enter into the agreement. Widening credit spreads typically represent a deterioration of the referenced obligation’s credit soundness and greater likelihood of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced obligation.

During the six months ended June 30, 2016, the Portfolio held credit default swaps for hedging and non-hedging purposes.

Total Return Swaps:

The Portfolio may enter into total return swaps in order take a “long” or “short” position with respect to an underlying referenced asset. The Portfolio is subject to market price volatility of the underlying referenced asset. A total return swap involves commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security, group of securities or index underlying the transaction exceeds or falls short of the offsetting interest obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

During the six months ended June 30, 2016, the Portfolio held total return swaps for hedging and non-hedging purposes.

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) or similar master agreements (collectively, “Master Agreements”) with its derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination.

Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as derivative transactions, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party. In the event of a default by a Master Agreements counterparty, the return of collateral with market value in excess of the Portfolio’s net liability, held by the defaulting party, may be delayed or denied.

The Portfolio’s Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Portfolio decline below specific levels (“net asset contingent features”). If these levels are triggered, the Portfolio’s counterparty has the right to terminate such transaction and require the Portfolio to pay or receive a settlement amount in connection with the terminated transaction. For additional details, please refer to netting arrangements by counterparty tables below.

At June 30, 2016, the Portfolio had entered into the following derivatives:

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable/Payable for variation margin on exchange-traded derivatives	$1,222,292	*	Receivable/Payable for variation margin on exchange-traded derivatives	$69,143	*
Credit contracts	Receivable/Payable for variation margin on exchange-traded derivatives	263,796	*	Receivable/Payable for variation margin on exchange-traded derivatives	38,499	*

35

DYNAMIC ASSET ALLOCATION PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Receivable/Payable for variation margin on exchange-traded derivatives	$49,873	*	Receivable/Payable for variation margin on exchange-traded derivatives	$348,005	*
Foreign exchange contracts	Unrealized appreciation on forward currency exchange contracts	1,554,492		Unrealized depreciation on forward currency exchange contracts	1,250,679
Equity contracts				Options written, at value	6,995
Equity contracts	Unrealized appreciation on total return swaps	488,382		Unrealized depreciation on total return swaps	109,685

Total		$3,578,835			$1,823,006

*	Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative appreciation/(depreciation) of exchange-traded derivatives as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives		Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation/depreciation of futures	$2,609,650		$1,446,857
Equity contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation/depreciation of futures	(5,805,806)		(452,127)
Foreign exchange contracts	Net realized gain (loss) on foreign currency transactions; Net change in unrealized appreciation/depreciation of foreign currency denominated assets and liabilities	361,003		(289,476)
Equity contracts	Net realized gain (loss) on investment transactions; Net change in unrealized appreciation/depreciation of investments	(401,816)		–0	–
Equity contracts	Net realized gain (loss) on options written; Net change in unrealized appreciation/depreciation of options written	–0	–	236,475
Credit contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	(269,865)		341,106
Equity contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	(64,913)		2,012,104

Total		$(3,571,747)		$3,294,939

36

AB Variable Products Series Fund

The following table represents the average monthly volume of the Portfolio’s derivative transactions during the six months ended June 30, 2016:

Futures:
Average original value of buy contracts	$116,692,084
Average original value of sale contracts	$3,876,175	(a)

Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$65,868,234
Average principal amount of sale contracts	$44,076,344

Purchased Options:
Average monthly cost	$1,244,239	(b)

Centrally Cleared Credit Default Swaps:
Average notional amount of buy contracts	$2,452,000	(c)
Average notional amount of sale contracts	$18,182,667	(b)
Total Return Swaps:
Average notional amount	$34,120,433

(a)	Positions were open for three months during the period.

(b)	Positions were open for two months during the period.

(c)	Positions were open for one month during the period.

For financial reporting purposes, the Portfolio does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All derivatives held at period end were subject to netting arrangements. The following table presents the Portfolio’s derivative assets and liabilities by counterparty net of amounts available for offset under Master Agreements (“MA”) and net of the related collateral received/pledged by the Portfolio as of June 30, 2016:

Counterparty	Derivative Assets Subject to a MA	Derivative Available for Offset		Cash Collateral Received		Security Collateral Received		Net Amount of Derivatives Assets
Exchange-Traded Derivatives:
Citigroup Global Markets, Inc.*	$40,155	$–0	–	$–0	–	$–0	–	$40,155

Total	$40,155	$–0	–	$–0	–	$–0	–	$40,155

OTC Derivatives:
Barclays Bank PLC	$9,926	$(9,926)		$–0	–	$–0	–	$–0	–
BNP Paribas SA	262,621	(100,481)		–0	–	–0	–	162,140
Citibank, NA	473,643	(162,605)		–0	–	–0	–	311,038
Credit Suisse International	286,919	(286,919)		–0	–	–0	–	–0	–
Deutsche Bank AG	8,875	–0	–	–0	–	–0	–	8,875
Goldman Sachs Bank USA/Goldman Sachs International	277,098	(216,406)		–0	–	–0	–	60,692
HSBC Bank USA	422,141	–0	–	–0	–	–0	–	422,141
JPMorgan Chase Bank	154,043	(154,043)		–0	–	–0	–	–0	–
Royal Bank of Scotland PLC	9,003	(9,003)		–0	–	–0	–	–0	–
State Street Bank & Trust Co.	66,521	–0	–	–0	–	–0	–	66,521
UBS AG	72,084	(72,084)		–0	–	–0	–	–0	–

Total	$2,042,874	$(1,011,467)		$–0	–	$–0	–	$1,031,407	^

37

DYNAMIC ASSET ALLOCATION PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

Counterparty	Derivative Liabilities Subject to a MA	Derivative Available for Offset		Cash Collateral Pledged**		Security Collateral Pledged		Net Amount of Derivatives Liabilities
Exchange-Traded Derivatives:
Morgan Stanley & Co., Inc./ Morgan Stanley Capital Services LLC*	$109,982	$–0	–	$(109,982)		$–0	–	$–0	–

Total	$109,982	$–0	–	$(109,982)		$–0	–	$–0	–

OTC Derivatives:
Barclays Bank PLC	$272,336	$(9,926)		$–0	–	$–0	–	$262,410
BNP Paribas SA	100,481	(100,481)		–0	–	–0	–	–0	–
Citibank, NA	162,605	(162,605)		–0	–	–0	–	–0	–
Credit Suisse International	320,405	(286,919)		–0	–	–0	–	33,486
Goldman Sachs Bank USA/Goldman Sachs International	216,406	(216,406)		–0	–	–0	–	–0	–
JPMorgan Chase Bank	175,779	(154,043)		–0	–	–0	–	21,736
Royal Bank of Scotland PLC	29,469	(9,003)		–0	–	–0	–	20,466
UBS AG	89,878	(72,084)		–0	–	–0	–	17,794

Total	$1,367,359	$(1,011,467)		$–0	–	$–0	–	$355,892	^

*	Cash and securities have been posted for initial margin requirements for exchange-traded derivatives outstanding at June 30, 2016.

**	The actual collateral received/pledged is more than the amount reported due to over-collateralization.

^	Net amount represents the net receivable/(payable) that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

2. Currency Transactions

The Portfolio may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Portfolio may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Portfolio may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Portfolio and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Portfolio may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E: Securities Lending

The Portfolio may enter into securities lending transactions. Under the Portfolio’s securities lending program, all loans of securities will be collateralized continually by cash. The Portfolio will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Portfolio in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. It is the policy of the Portfolio to receive collateral consisting of cash in an amount exceeding the value of the securities loaned. The Portfolio will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Portfolio amounts equal to any income or other distributions from the securities. The Portfolio will not have the right to vote on any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Portfolio, and as approved by the Board. Prior to June 24, 2016, such cash collateral received was invested in AB Exchange Reserves. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. When the Portfolio lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. At

38

AB Variable Products Series Fund

June 30, 2016, the Portfolio had securities on loan with a value of $11,601,134 and had received cash collateral which has been invested into Government Money Market Portfolio of $22,622,247. The cash collateral will be adjusted on the next business day to maintain the required collateral amount. The Portfolio earned securities lending income of $47,998, $51,728 and $502 from the borrowers, AB Exchange Reserves and Government Money Market Portfolio, respectively, for the six months ended June 30, 2016; these amounts are reflected in the statement of operations. In connection with the cash collateral investment by the Portfolio in the Government Money Market Portfolio, the Adviser has agreed to waive a portion of management fee assessed by the Government Money Market Portfolio. For the six months ended June 30, 2016, such waiver amounted to $205. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. A summary of the Portfolio’s transactions in shares of AB Exchange Reserves for the period January 1, 2016 to June 23, 2016 is as follows:

Market Value December 31, 2015 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Transfer to Government Money Market Portfolio (000)	Market Value June 23, 2016 (000)
$22,314	$436,490	$451,471	$7,333	$0

A summary of the Portfolio’s transactions in shares of Government Money Market Portfolio for the period June 24, 2016 to June 30, 2016 is as follows:

Market Value June 24, 2016 (000)	Transfer from AB Exchange Reserves (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value June 30, 2016 (000)
$0	$7,333	$23,729	$8,440	$22,622

NOTE F: Capital Stock

Each class consists of 500,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	SHARES			AMOUNT
	Six Months Ended June 30, 2016 (unaudited)		Year Ended December 31, 2015	Six Months Ended June 30, 2016 (unaudited)		Year Ended December 31, 2015
Class A
Shares sold	9,768		16,626	$108,774		$193,334
Shares issued in reinvestment of dividends and distributions	–0	–	769	–0	–	8,969
Shares redeemed	(9,384)		(11,885)	(104,108)		(140,688)

Net increase	384		5,510	$4,666		$61,615

Class B
Shares sold	4,038,922		10,015,664	$45,129,901		$118,142,651
Shares issued in reinvestment of dividends and distributions	–0	–	1,074,687	–0	–	12,477,117
Shares redeemed	(3,443,736)		(6,926,352)	(38,480,673)		(80,157,153)

Net increase	595,186		4,163,999	$6,649,228		$50,462,615

NOTE G: Risks Involved in Investing in the Portfolio

Interest Rate Risk and Credit Risk—Interest rate risk is the risk that changes in interest rates will affect the value of the Portfolio’s investments in fixed-income debt securities such as bonds or notes. Increases in interest rates may cause the value of the Portfolio’s investments to decline. Credit risk is the risk that the issuer or guarantor of a debt security, or the counterparty to a derivative contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit rating. Credit risk is greater for medium quality and lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as “junk bonds”) have speculative elements or are predominantly speculative risks.

39

DYNAMIC ASSET ALLOCATION PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

Allocation Risk—The allocation of investments among different global asset classes may have a significant effect on the Portfolio’s net asset value, or NAV, when one of these asset classes is performing more poorly than others. As both the direct investments and derivatives positions will be periodically adjusted to reflect the Adviser’s view of market and economic conditions, there will be transaction costs that may be, over time, significant. In addition, there is a risk that certain asset allocation decisions may not achieve the desired results and, as a result, the Portfolio may incur significant losses.

Foreign (Non-U.S.) Risk—The Portfolio’s investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

Emerging Market Risk—Investments in emerging market countries may have more risk because the markets are less developed and less liquid, and because these investments may be subject to increased economic, political, regulatory, or other uncertainties.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Portfolio’s investments or reduce its returns.

ETF Risk—ETFs are investment companies. When the Portfolio invests in an ETF, the Portfolio bears its share of the ETF’s expenses and runs the risk that the ETF may not achieve its investment objective.

Derivatives Risk—The Portfolio may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Portfolio, and subject to counterparty risk to a greater degree than more traditional investments. Derivatives may result in significant losses, including losses that are far greater than the value of the derivatives reflected on the statement of assets and liabilities.

Leverage Risk—When the Portfolio borrows money or otherwise leverages its investments, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Portfolio’s investments. The Portfolio may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures or by borrowing money. The use of derivative instruments by the Portfolio, such as forwards, futures, options and swaps, may also result in a form of leverage. Leverage may result in higher returns to the Portfolio than if the Portfolio were not leveraged, but may also adversely affect returns, particularly if the market is declining.

Liquidity Risk—Liquidity risk occurs when certain investments become difficult to purchase or sell. Difficulty in selling less liquid securities may result in sales at disadvantageous prices affecting the value of your investment in the Portfolio. Causes of liquidity risk may include low trading volumes, large positions and heavy redemptions of Portfolio shares.

Capitalization Risk—Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

Real Estate Risk—The Portfolio’s investments in the real estate securities have many of the same risks as direct ownership of real estate, including the risk that the value of real estate could decline due to a variety of factors that affect the real estate market generally. Investments in real estate investment trusts, or “REITs”, may have additional risks. REITs are dependent on the capability of their managers, may have limited diversification, and could be significantly affected by changes in taxes.

Commodity Risk—Investing in commodities and commodity-linked derivative instruments may subject the Portfolio to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Indemnification Risk—In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Portfolio has not accrued any liability in connection with these indemnification provisions.

40

AB Variable Products Series Fund

NOTE H: Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $280 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the six months ended June 30, 2016.

NOTE I: Distributions to Shareholders

The tax character of distributions to be paid for the year ending December 31, 2016 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended December 31, 2015 and December 31, 2014 were as follows:

	2015	2014
Distributions paid from:
Ordinary income	$8,554,468	$10,233,755
Net long-term capital gains	3,931,919	8,045,104

Total taxable distributions paid	$12,486,387	$18,278,859

As of December 31, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$3,070,859
Undistributed net capital gain	110,904
Accumulated capital and other losses	(10,347	)(a)
Unrealized appreciation/(depreciation)	17,229,083	(b)

Total accumulated earnings/(deficit)	$20,400,499

(a)	As of December 31, 2015, the Portfolio had cumulative deferred losses on straddles of $10,347.

(b)	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales, the tax treatment of swaps and passive foreign investment companies (PFICs), return of capital distributions received from underlying securities, the tax treatment of corporate restructurings, the tax treatment of Treasury inflation-protected securities, and the realization for tax purposes of gains/losses on certain derivative instruments.

For tax purposes, net capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses incurred for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of December 31, 2015, the Portfolio did not have any capital loss carryforwards.

NOTE J: New Accounting Pronouncement

In May 2015, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2015-07 (the “ASU”) which removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient. The ASU also removes the requirement to make certain disclosures for investments that are eligible to be measured at fair value using the net asset value per share practical expedient but do not utilize that practical expedient. The ASU is effective for annual periods beginning after December 15, 2015 and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

NOTE K: Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Portfolio’s financial statements through this date.

41

DYNAMIC ASSET ALLOCATION PORTFOLIO
FINANCIAL HIGHLIGHTS	AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	CLASS A
	Six Months Ended June 30, 2016 (unaudited)		Year Ended December 31,							April 1, 2011(a) to December 31, 2011
			2015	2014		2013		2012
Net asset value, beginning of period	$11.33		$11.74	$11.74		$10.53		$9.75		$10.00

Income From Investment Operations
Net investment income (loss) (b)	.06	(c)	.08	.08	(c)	.03	(c)	(.01	)(c)	.03	(c)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.15		(.19)	.44		1.26		.81		(.28)

Net increase (decrease) in net asset value from operations	.21		(.11)	.52		1.29		.80		(.25)

Less: Dividends and Distributions
Dividends from net investment income	–0	–	(.10)	(.07)		(.04)		(.01)		–0	–
Distributions from net realized gain on investment transactions	–0	–	(.20)	(.45)		(.04)		(.01)		–0	–

Total dividends and distributions	–0	–	(.30)	(.52)		(.08)		(.02)		–0	–

Net asset value, end of period	$11.54		$11.33	$11.74		$11.74		$10.53		$9.75

Total Return
Total investment return based on net asset value (d)	1.94%		(1.09)%	4.45%		12.31%		8.22%		(2.50)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$412		$400	$350		$269		$27		$9,742
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	.80	%^	.83%	.85%		.85%		.85%		.85	%^
Expenses, before waivers/reimbursements	.81	%^	.83%	.85%		.89%		1.22%		2.53	%^
Net investment income (loss)	1.08	%(c)^	.67%	.69	%(c)	.31	%(c)	(.14	)%(c)	.36	%(c)^
Portfolio turnover rate	45%		93%	53%		52%		51%		68%

See footnote summary on page 43.

42

AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	CLASS B
	Six Months Ended June 30, 2016 (unaudited)		Year Ended December 31,							April 1, 2011(a) to December 31, 2011
			2015	2014		2013		2012
Net asset value, beginning of period	$11.26		$11.68	$11.68		$10.49		$9.74		$10.00

Income From Investment Operations
Net investment income (b)	.04	(c)	.05	.05	(c)	.01	(c)	.01	(c)	.06	(c)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.16		(.19)	.45		1.25		.76		(.32)

Net increase (decrease) in net asset value from operations	.20		(.14)	.50		1.26		.77		(.26)

Less: Dividends and Distributions
Dividends from net investment income	–0	–	(.08)	(.05)		(.03)		(.01)		–0	–
Distributions from net realized gain on investment transactions	–0	–	(.20)	(.45)		(.04)		(.01)		–0	–

Total dividends and distributions	–0	–	(.28)	(.50)		(.07)		(.02)		–0	–

Net asset value, end of period	$11.46		$11.26	$11.68		$11.68		$10.49		$9.74

Total Return
Total investment return based on net asset value (d)	1.87%		(1.30)%	4.21%		12.04%		7.90%		(2.60)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$527,044		$511,164	$481,600		$387,519		$220,663		$51,687
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.06	%^	1.08%	1.10%		1.10%		1.10%		1.10	%^
Expenses, before waivers/reimbursements	1.06	%^	1.08%	1.10%		1.14%		1.29%		2.45	%^
Net investment income	.80	%(c)^	.43%	.44	%(c)	.05	%(c)	.12	%(c)	1.02	%(c)^
Portfolio turnover rate	45%		93%	53%		52%		51%		68%

(a)	Commencement of operations.

(b)	Based on average shares outstanding.

(c)	Net of fees waived and expenses reimbursed by the Adviser.

(d)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect (i) insurance company’s separate account related expense charges and (ii) the deductions of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

^	Annualized.

See notes to financial statements.

43

DYNAMIC ASSET ALLOCATION PORTFOLIO
SENIOR OFFICER FEE EVALUATION

THE FOLLOWING IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

SUMMARY OF SENIOR OFFICER’S EVALUATION OF INVESTMENT ADVISORY AGREEMENT1

The following is a summary of the evaluation of the Investment Advisory Agreement between AllianceBernstein L.P. (the “Adviser”) and the AB Variable Products Series Fund (the “Fund”), in respect of AB Dynamic Asset Allocation Portfolio (the “Portfolio”).2 The evaluation of the Investment Advisory Agreement was prepared by Philip L. Kirstein, the Senior Officer of the Fund, for the Directors of the Fund, as required by the August 2004 agreement between the Adviser and the New York State Attorney General (the “NYAG”). The Senior Officer’s evaluation of the Investment Advisory Agreement is not meant to diminish the responsibility or authority of the Board of Directors of the Fund to perform its duties pursuant to Section 15 of the Investment Company Act of 1940 (the “40 Act”) and applicable state law. The purpose of the summary is to provide shareholders with a synopsis of the independent evaluation of the reasonableness of the advisory fees proposed to be paid by the Portfolio which was provided to the Directors in connection with their review of the proposed approval of the continuance of the Investment Advisory Agreement.

The Senior Officer’s evaluation considered the following factors:

1.	Management fees charged to institutional and other clients of the Adviser for like services;

2.	Management fees charged by other mutual fund companies for like services;

3.	Costs to the Adviser and its affiliates of supplying services pursuant to the advisory agreement, excluding any intra-corporate profit;

4.	Profit margins of the Adviser and its affiliates from supplying such services;

5.	Possible economies of scale as the Portfolio grows larger; and

6.	Nature and quality of the Adviser’s services including the performance of the Portfolio.

These factors, with the exception of the first factor, are generally referred to as the “Gartenberg factors,” which were articulated by the United States Court of Appeals for the Second Circuit in 1982. Gartenberg v. Merrill Lynch Asset Management, Inc., 694 F. 2d 923 (2d Cir. 1982). The first factor is an additional factor required to be considered by the Assurance of Discontinuance between the NYAG and the Adviser. On March 30, 2010, the Supreme Court held the Gartenberg decision was correct in its basic formulation of what Section 36(b) requires: to face liability under Section 36(b), “an investment adviser must charge a fee that is so disproportionately large that it bears no reasonable relationship to the services rendered and could not have been the product of arm’s length bargaining.” Jones v. Harris Associates L.P., 130 S. Ct. 1418 (2010). In the Jones decision, the Court stated the Gartenberg approach fully incorporates the correct understanding of fiduciary duty within the context of Section 36(b) and noted with approval that “Gartenberg insists that all relevant circumstances be taken into account” and “uses the range of fees that might result from arm’s-length bargaining as the benchmark for reviewing challenged fees.”3

PORTFOLIO ADVISORY FEES, NET ASSETS & EXPENSE RATIOS

The Adviser proposed that the Portfolio pays the advisory fee set forth in the table below for receiving the services to be provided pursuant to the Investment Advisory Agreement.

Portfolio	Net Assets 06/30/15 ($MM)	Advisory Fee
Dynamic Asset Allocation Portfolio	$525.2	0.70% of average daily net assets

The Adviser is reimbursed as specified in the Investment Advisory Agreement for certain clerical, legal, accounting, administrative and other services provided to the Portfolio. During the Portfolio’s most recently completed fiscal year, the Adviser received $48,567 (0.010% of the Portfolio’s average daily net assets) for such services.

The Adviser agreed to waive that portion of its management fees and/or reimburse the Portfolio for that portion of its total operating expenses to the degree necessary to limit the Portfolio’s expense ratios to the amounts set forth below for the

1	The information in the fee evaluation was completed on July 23, 2015 and discussed with the Board of Directors on August 4-5, 2015.

2	Future references to the Fund and the Portfolio do not include “AB.” References in the fee summary pertaining to performance and expense ratios refer to the Class A shares of the Portfolio.

3	Jones v. Harris at 1427.

44

AB Variable Products Series Fund

Portfolio’s current fiscal year. The agreement for such reimbursement is terminable by the Adviser upon at least 60 days’ notice prior to the Portfolio’s prospectus update. Set forth below are the Portfolio’s gross expense ratios for the most recently completed fiscal year:

Portfolio	Expense Cap Pursuant to Expense Limitation Undertaking	Gross Expense Ratio (12/31/14)	Fiscal Year End
Dynamic Asset Allocation Portfolio[4]	Class A 0.85%	0.85%	December 31
	Class B 1.10%	1.10%

I. ADVISORY FEES CHARGED TO INSTITUTIONAL AND OTHER CLIENTS

The advisory fees charged to investment companies which the Adviser manages and sponsors are normally higher than those charged to similar sized institutional accounts, including pension plans and sub-advised investment companies. The fee differential reflects, among other things, different services provided to such clients, and different liabilities assumed. Services provided by the Adviser to the Portfolio that are not provided to non-investment company clients and sub-advised investment companies include providing office space and personnel to serve as Fund Officers, who among other responsibilities make the certifications required under the Sarbanes–Oxley Act of 2002, and coordinating with and monitoring the Portfolio’s third party service providers such as Fund counsel, auditors, custodians, transfer agents and pricing services. The accounting, administrative, legal and compliance requirements for the Portfolio are more costly than those for institutional assets due to the greater complexities and time required for investment companies, although as previously noted, the Adviser is reimbursed by the Portfolio for providing such services. Also, retail mutual funds managed by the Adviser are widely held. Servicing the Portfolio’s investors is more time consuming and labor intensive compared to institutional clients since the Adviser needs to communicate with a more extensive network of financial intermediaries and shareholders. The Adviser also believes that it incurs substantial entrepreneurial risk when offering a new mutual fund, since establishing a new mutual fund requires a large upfront investment, and it may take a long time for the fund to achieve profitability since the fund must be priced to scale from inception in order to be competitive and assets are acquired one account at a time. In addition, managing the cash flow of an investment company may be more difficult than managing that of a stable pool of assets, such as an institutional account with little cash movement in either direction, particularly, if a fund is in net redemption and the Adviser is frequently forced to sell securities to raise cash for redemptions. However, managing a fund with positive cash flow may be easier at times than managing a stable pool of assets. In recent years, investment advisers have been sued by institutional clients and have suffered reputational damage both by the attendant publicity and outcomes other than complete victories. Accordingly, the legal and reputational risks associated with institutional accounts are greater than previously thought, although still not equal to those related to the mutual fund industry.

Notwithstanding the Adviser’s view that managing an investment company is not comparable to managing other institutional accounts because the services provided are different, the Supreme Court has indicated consideration should be given to the advisory fees charged to institutional accounts that have a substantially similar investment style as the Portfolio.5 In addition to the AB institutional fee schedule, set forth below is what would have been the effective advisory fee of the Portfolio had the AB institutional fee schedule been applicable to the Portfolio versus the Portfolio’s advisory fee based on June 30, 2015 net assets:6

Portfolio	Net Assets 6/30/15 ($MM)	AB Institutional Fee Schedule	Effective AB Inst. Adv. Fee	Portfolio Advisory Fee
Dynamic Asset Allocation Portfolio	$525.2	Dynamic All Market 0.60% on 1st $500 million 0.50% on next the balance Minimum account size: $25m	0.595%	0.700%

4	The Portfolio’s percentage of net assets allocated to ETFs as of April 30, 2015 is 17.86%. The Portfolio’s underlying expense ratio related to such ETF holdings is 0.0406%.

5	The Supreme Court stated that “courts may give such comparisons the weight that they merit in light of the similarities and differences between the services that the clients in question require, but the courts must be wary of inapt comparisons.” Among the significant differences the Supreme Court noted that may exist between services provided to mutual funds and institutional accounts are “higher marketing costs.” Jones v. Harris at 1428.

6	The Adviser has indicated that with respect to institutional accounts with assets greater than $300 million, it will negotiate a fee schedule. Discounts that are negotiated vary based upon each client relationship.

45

DYNAMIC ASSET ALLOCATION PORTFOLIO
SENIOR OFFICER FEE EVALUATION
(continued)	AB Variable Products Series Fund

The Adviser manages AB Cap Fund (“ACF”)—AB All Market Growth Portfolio—(“All Market Growth Portfolio”), a retail mutual fund which has a somewhat similar investment style as the Portfolio. The advisory fee schedule of All Market Growth Portfolio is set forth below.

Portfolio	AB Fund	Fee
Dynamic Asset Allocation Portfolio	ACF—All Market Growth Portfolio[7]	0.60% of average daily net assets

The Adviser manages the Sanford C. Bernstein Fund, Inc. Overlay Portfolios (the “Overlay Portfolios”), which utilize the Adviser’s DAA strategy. Unlike the Dynamic Asset Allocation Portfolio, the Overlay Portfolios are not designed as stand-alone investments and are used in conjunction with globally diversified Private Client portfolios.8 The advisory fee schedules of the Overlay Portfolios are set forth below. Also shown are what would have been the effective advisory fees of the Portfolio had the Overlay Portfolios’ fee schedules been applicable to the Portfolio based on June 30, 2015 net assets:

Portfolio	Overlay Portfolio	Fee[9]	Portfolio Advisory Fee
Dynamic Asset Allocation Portfolio	Overlay A Portfolio Tax-Aware Overlay A Portfolio	0.90% of average daily net assets	0.700%
	Overlay B Portfolio Tax-Aware Overlay B Portfolio Tax-Aware Overlay C Portfolio Tax-Aware Overlay N Portfolio	0.65% of average daily net assets

The Adviser also manages and sponsors retail mutual funds, which are organized in jurisdictions outside the United States, generally Luxembourg and Japan, and sold to non-United States resident investors. The Adviser charges the following fees for Dynamic Diversified Portfolio, a Luxembourg fund that has a somewhat similar investment style as the Portfolio:

Portfolio	Luxembourg Fund	Fee[10]
Dynamic Asset Allocation Portfolio	Dynamic Diversified Portfolio
	Class A	1.70%
	Class I (Institutional)	0.90%

The Adviser provides sub-advisory services to certain other investment companies managed by other fund families that have an investment style similar to that of the Portfolio. The Adviser charges the fees set forth below for the sub-advisory relationship that has a somewhat similar investment style as the Portfolio. Also shown are what would have been the effective advisory fees of the Portfolio had the fee schedules of the sub-advisory relationships been applicable to the Portfolio based on June 30, 2015 net assets.

7	ACF—All Market Growth Portfolio was not in existence at the time of the NYAG settlement. Accordingly, the retail mutual fund’s advisory fee schedule does not follow any of the NYAG related categories.

8	Overlay A Portfolio and Tax-Aware Overlay A Portfolio are intended for use in Private Client accounts that have a higher equity weighting (e.g. 80% equity and 20% fixed-income). The other Overlay Portfolios are intended for use in Private Client accounts that have a higher fixed income weighting (e.g. 70% fixed- income and 30% equity). The Overlay Portfolios will gain exposure to various asset classes through direct investments in equity and debt securities as well as derivatives.

9	The advisory fees of each Overlay Portfolio are based on the percentage of each portfolio’s average daily net assets, not an aggregate of the assets in the portfolios shown.

10	Class A shares of the Luxembourg funds are charged an “all-in” fee, which includes investment advisory and distribution-related services, unlike Class I shares, whose fee is for only investment advisory services.

46

AB Variable Products Series Fund

Portfolio		Fee Schedule	Effective Sub-Adv. Fee	Portfolio Advisory Fee
Dynamic Asset Allocation Portfolio	Client #1	0.40% on first $100 million 0.35% on next $100 million 0.30% on the balance	0.329%	0.700%

	Client #2	0.40% on 1st $250 million 0.35% on next $250 million 0.325% on next $500 million 0.30% on the balance	0.371%	0.700%

	Client #3	0.40% on first $250 million 0.35% on next $500 million 0.30% on the balance	0.374%	0.700%

	Client #4[11]	0.35% on first $400 million 0.30% on the balance	0.338%	0.700%

It is fair to note that the services the Adviser provides pursuant to sub-advisory agreements are generally confined to the services related to the investment process; in other words, they are not as comprehensive as the services provided to the Portfolio by the Adviser. In addition, to the extent that certain of these sub-advisory relationships are with affiliates of the Adviser, the fee schedules may not reflect arm’s length bargaining or negotiations.

While it appears that the sub-advisory relationship is paying a lower fee than the Portfolio, it is difficult to evaluate the relevance of such a lower fee due to differences in terms of the services provided, risks involved and other competitive factors between the Portfolio and the sub-advisory relationship. There could be various business reasons why an investment adviser would be willing to provide a sub-advisory relationship investment related services at a different fee level than an investment company it is sponsoring where the investment adviser is providing all the services, not just investment management, generally required by a registered investment company.

II. MANAGEMENT FEES CHARGED BY OTHER MUTUAL FUND COMPANIES FOR LIKE SERVICES.

Lipper, Inc. (“Lipper”), an analytical service that is not affiliated with the Adviser, compared the fees charged to the Portfolio with fees charged to other investment companies for similar services offered by other investment advisers.12 Lipper’s analysis included the Portfolio’s contractual management fee13 estimated at the approximate current asset level of the Portfolio to the median of the Portfolio’s Lipper Expense Group (“EG”).14

Lipper describes an EG as a representative sample of comparable funds. Lipper’s standard methodology for screening funds to be included in an EG entails the consideration of several fund criteria, including fund type, investment classification/objective, load type and similar 12b-1/non-12b-1 service fees, asset (size) comparability, expense components, operating structure, and expense attributes. An EG will typically consist of seven to twenty funds.

The Portfolio’s original EG had an insufficient number of peers in Lipper’s view. Consequently, Lipper expanded the Portfolio’s EG to include peers that have similar but not the same Lipper investment classification/objective.

11	The client is an affiliate of the Adviser.

12	The Supreme Court cautioned against accepting mutual fund fee comparisons without careful scrutiny since “these comparisons are problematic because these fees, like those challenged, may not be the product of the negotiations conducted at arm’s length.” Jones v. Harris at 1429.

13	The contractual management fee is calculated by Lipper using the Portfolio’s contractual management fee rate at a hypothetical asset level. The hypothetical asset level is based on the combined net assets of all classes of the Portfolio, rounded up to the next $25 million. Lipper’s total expense ratio information is based on the most recent annual report except as otherwise noted. A ranking of “1” would mean that the Portfolio had the lowest effective fee rate in the Lipper peer group.

14	Lipper does not consider average account size when constructing EGs. Funds with relatively small average account sizes tend to have higher transfer agent expense ratios than comparable sized funds that have relatively large average account sizes. In addition, there are limitations in Lipper’s expense category data because different funds categorize expenses differently.

47

DYNAMIC ASSET ALLOCATION PORTFOLIO
SENIOR OFFICER FEE EVALUATION
(continued)	AB Variable Products Series Fund

Portfolio	Contractual Management Fee[15]	Lipper EG Median (%)	Lipper EG Rank
Dynamic Asset Allocation Portfolio[16]	0.700	0.700	5/9

However, because Lipper had expanded the EG of the Portfolio, under Lipper’s standard guidelines, the Lipper Expense Universe (“EU”) was also expanded to include the universe of those peers that had a similar but not the same Lipper investment classification/objective. A “normal” EU will include funds that have the same investment classification/objective as the subject Portfolio.17

Portfolio	Total Expense Ratio (%)[18]	Lipper EG Median (%)	Lipper EG Rank	Lipper EU Median (%)	Lipper EU Rank
Dynamic Asset Allocation Portfolio[19]	0.850	0.730	6/9	0.730	11/15

Based on this analysis, the Portfolio has a more favorable ranking on a contractual management fee basis than on a total expense ratio basis.

III. COSTS TO THE ADVISER AND ITS AFFILIATES OF SUPPLYING SERVICES PURSUANT TO THE ADVISORY FEE ARRANGEMENT, EXCLUDING ANY INTRA-CORPORATE PROFIT.

The Adviser utilizes two profitability reporting systems, which operate independently but are aligned with each other, to estimate the Adviser’s profitability in connection with investment advisory services provided to the Portfolio. The Senior Officer has retained a consultant to provide independent advice regarding the alignment of the two profitability systems as well as the methodologies and allocations utilized by both profitability systems.

IV. PROFIT MARGINS OF THE ADVISER AND ITS AFFILIATES FOR SUPPLYING SUCH SERVICES.

The Portfolio’s profitability information, prepared by the Adviser for the Board of Directors, was reviewed by the Senior Officer and the consultant. The Adviser’s profitability from providing investment advisory services to the Portfolio increased during calendar year 2014, relative to 2013.

In addition to the Adviser’s direct profits from managing the Portfolio, certain of the Adviser’s affiliates have business relationships with the Portfolio and may earn a profit from providing other services to the Portfolio. The courts have referred to this type of business opportunity as “fall-out benefits” to the Adviser and indicated that such benefits should be factored into the evaluation of the total relationship between the Portfolio and the Adviser. Neither case law nor common business practice precludes the Adviser’s affiliates from earning a reasonable profit on this type of relationship. These affiliates provide transfer agent, distribution and brokerage related services to the Portfolio and receive transfer agent fees, Rule 12b-1 payments, and brokerage commissions. In addition, the Adviser benefits from soft dollar arrangements which offset expenses the Adviser would otherwise incur.

The Portfolio has adopted a distribution plan for Class B shares pursuant to Rule 12b-1 under the 40 Act. Under the distribution plan, the Portfolio pays distribution and servicing fees to its principal underwriter and distributor, AB Investments, Inc. (“ABI”), an affiliate of the Adviser, at an annual rate of up to 0.50% of the Portfolio’s average daily net assets attributable to Class B shares. The current annual rate that the Portfolio pays to ABI for 12b-1 fees is 0.25%. During the fiscal year ended December 31, 2014, ABI received $1,082,584 in Rule 12b-1 fees from the Portfolio.

15	The contractual management fee would not reflect any expense reimbursements made by the Portfolio to the Adviser for certain clerical, legal, accounting, administrative and other services. In addition, the contractual management fee does not reflect any advisory fee waivers for expense caps that would effectively reduce the actual management fee.

16	The Portfolio’s EG consists of the Portfolio, six other Flexible Portfolio (“FX”) funds and two Alternative Other (“ALT”) funds

17	Except for asset (size) comparability, Lipper uses the same criteria for selecting an EG peer when selecting an EU peer. Unlike the EG, the EU allows for the same adviser to be represented by more than just one fund.

18	Most recently completed fiscal year Class A total expense ratio.

19	The Portfolio’s EU consists of the Portfolio, the EG, and all other FX and ALT funds.

48

AB Variable Products Series Fund

During the fiscal year ended December 31, 2014, the Adviser incurred distribution expenses in the amount of $2,143,984 in connection with activities primarily intended to result in the sale of the Portfolio’s Class B shares. This expense amount incurred by ABI is partially offset by the 12b-1 fees paid by the Portfolio.

Financial intermediaries, such as insurers, market and sell shares of the Portfolio and typically receive compensation from ABI, the Advisers and/or the Portfolio for selling shares of the Portfolio. These financial intermediaries receive compensation in any or all of the following forms: 12b-1 fees, defrayal of costs for educational seminars and training, additional distribution support, recordkeeping and/or administrative services. Payments related to providing contract-holder recordkeeping and/or administrative services will generally not exceed 0.35% of the average daily net assets of the Portfolio attributable to the relevant intermediary over the year.

The transfer agent of the Portfolio is AB Investor Services, Inc. (“ABIS”). During the most recently completed fiscal year, ABIS received a fee of approximately $1,385 from the Portfolio.20

The Portfolio did not effect any brokerage transactions through the Adviser’s affiliate, Sanford C. Bernstein & Co., LLC (“SCB & Co.”) nor its U.K. affiliate, Sanford C. Bernstein Limited (“SCB Ltd.”), collectively “SCB.” The Adviser represented that SCB’s profitability from any future business conducted with the Portfolio would be comparable to the profitability of SCB’s dealings with other similar third party clients. In the ordinary course of business, SCB receives and pays liquidity rebates from electronic communications networks (“ECNs”) derived from trading for its clients. These credits and charges are not being passed onto any SCB client. The Adviser also receives certain soft dollar benefits from brokers that execute agency trades for its clients. These soft dollar benefits reduce the Adviser’s cost of doing business and increase its profitability.

V. POSSIBLE ECONOMIES OF SCALE

The Adviser has indicated that economies of scale are being shared with shareholders through pricing to scale, breakpoints, fee reductions/waivers and enhancement to services.

In May 2012, an independent consultant, retained by the Senior Officer, provided the Board of Directors information on the Adviser’s firm-wide average costs from 2005 through 2011 and the potential economies of scale. The independent consultant noted that from 2005 through 2007 the Adviser experienced significant growth in assets under management (“AUM”). During this period, operating expenses increased, in part to keep up with growth, and in part reflecting market returns. However, from 2008 through the first quarter of 2009, AUM rapidly and significantly decreased due to declines in market value and client withdrawals. When AUM rapidly decreased, some operating expenses categories, including base compensation and office space, adjusted more slowly during this period, resulting in an increase in average costs. Since 2009, AUM has experienced less significant changes. The independent consultant noted that changes in operating expenses reflect changes in business composition and business practices in response to changes in financial markets. Finally, the independent consultant concluded that the increase in average cost and the decline in net operating margin across the Adviser since late 2008 are inconsistent with the view that there are currently reductions in average costs due to economies of scale that can be shared with the AB Mutual Funds managed by the Adviser through lower fees.

Previously, in February 2008, the independent consultant provided the Board of Directors an update of the Deli21 study on advisory fees and various fund characteristics.22 The independent consultant first reiterated the results of his previous two dimensional comparison analysis (fund size and family size) with the Board of Directors.23 The independent consultant then

20	The Fund (which includes the Portfolio and other series of the Fund) paid ABIS a flat fee of $18,000 in 2014.

21	The Deli study, originally published in 2002 based on 1997 data and updated for the February 2008 Presentation, may be of diminished value due to the age of the data used in the presentation and the changes experienced in the industry since 2008.

22	As mentioned previously, the Supreme Court cautioned against accepting mutual fund fee comparisons without careful scrutiny since the fees may not be the product of negotiations conducted at arm’s length. See Jones v. Harris at 1429.

23	The two dimensional analysis showed patterns of lower advisory fees for funds with larger asset sizes and funds from larger family sizes compared to funds with smaller asset sizes and funds from smaller family sizes, which according to the independent consultant is indicative of a sharing of economies of scale and scope. However, in less liquid and active markets, such is not the case, as the empirical analysis showed potential for diseconomies of scale in those markets. The empirical analysis also showed diminishing economies of scale and scope as funds surpassed a certain high level of assets.

49

DYNAMIC ASSET ALLOCATION PORTFOLIO
SENIOR OFFICER FEE EVALUATION
(continued)	AB Variable Products Series Fund

discussed the results of the regression model that was utilized to study the effects of various factors on advisory fees. The regression model output indicated that the bulk of the variation in fees predicted were explained by various factors, but substantially by fund AUM, family AUM, index fund indicator and investment style. The independent consultant also compared the advisory fees of the AB Mutual Funds to similar funds managed by 19 other large asset managers, regardless of the fund size and each Adviser’s proportion of mutual fund assets to non-mutual fund assets.

VI. NATURE AND QUALITY OF THE ADVISER’S SERVICES, INCLUDING THE PERFORMANCE OF THE PORTFOLIO

With assets under management of approximately $485 billion as of June 30, 2015, the Adviser has the investment experience to manage and provide non-investment services (described in Section I) to the Portfolio.

The information prepared by Lipper shows the 1 and 3 year net performance ranking and return24 of the Portfolio relative to its Lipper Performance Group (“PG”) and Lipper Performance Universe (“PU”)25 for the periods ended May 31, 2015.26

Portfolio	Portfolio Return (%)	PG Median (%)	PU Median (%)	PG Rank	PU Rank
Dynamic Asset Allocation Portfolio
1 year	5.57	4.93	4.72	2/7	4/15
3 year	9.62	10.61	10.27	7/7	10/13

Set forth below are the 1 year, 3 year and since inception net performance returns of the Portfolio (in bold) versus its benchmark for the periods ended May 31, 2015.27

	Periods Ending May 31, 2015 Annualized Net Performance (%)
	1 Year (%)	3 Year (%)	Since Inception (%)
Dynamic Asset Allocation	5.57	9.61	6.29
60% MSCI World/ 40% Barclays US Aggregate Government—Treasury	4.77	10.54	7.26
MSCI World Net Index	5.70	17.09	9.33
Barclays US Aggregate Government—Treasury	3.07	1.07	3.55
Inception Date: April 1, 2011

CONCLUSION:

Based on the factors discussed above the Senior Officer’s conclusion is that the proposed advisory fee for the Portfolio is reasonable and within the range of what would have been negotiated at arm’s-length in light of all the surrounding circumstances. However, the Senior Officer recommended that the Directors discuss with the Adviser the proposed advisory fee schedule of the Portfolio, which lacks potential for sharing economies of scale through breakpoints, should the Portfolio’s assets, which currently remain low, grow to a substantial level. This conclusion in respect of the Portfolio is based on an evaluation of all of these factors and no single factor was dispositive.

Dated: August 28, 2015

24	The performance rankings are for the Class A shares of the Portfolio. The performance return of the Portfolio shown was provided by Lipper.

25	The Portfolio’s EG is not identical to the Portfolio’s PG as the criteria for including/excluding a fund from an EG is somewhat different from that of a PG. The Portfolio’s EU is identical to the Portfolio’s PU.

26	The current Lipper investment classification/objective dictates the PG and PU throughout the life of the fund even if a fund had a different investment classification/objective at a different point in time.

27	The performance returns shown in the table are for the Class A shares of the Portfolio. The performance returns for the Portfolio and the benchmark were provided by the Adviser.

50

VPS-DAA-0152-0616

JUN    06.30.16

SEMI-ANNUAL REPORT

AB VARIABLE PRODUCTS

SERIES FUND, INC.

+	GLOBAL BOND PORTFOLIO

Investment Products Offered

➢	Are Not FDIC Insured
➢	May Lose Value
➢	Are Not Bank Guaranteed

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

GLOBAL BOND PORTFOLIO
EXPENSE EXAMPLE (unaudited)	AB Variable Products Series Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. The estimate of expenses does not include fees or other expenses of any variable insurance product. If such expenses were included, the estimate of expenses you paid during the period would be higher and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The estimate of expenses does not include fees or other expenses of any variable insurance product. If such expenses were included, the estimate of expenses you paid during the period would be higher and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of each classes’ table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,063.30	$1.95	0.38%
Hypothetical (5% annual return before expenses)	$1,000	$1,022.97	$1.91	0.38%

Class B
Actual	$1,000	$1,062.40	$3.23	0.63%
Hypothetical (5% annual return before expenses)	$1,000	$1,021.73	$3.17	0.63%

*	Expenses are equal to the classes’ annualized expense ratios multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

1

GLOBAL BOND PORTFOLIO
SECURITY TYPE BREAKDOWN*
June 30, 2016 (unaudited)	AB Variable Products Series Fund

SECURITY TYPE	U.S. $ VALUE	PERCENT OF TOTAL INVESTMENTS
Investment Companies	$5,283,404	49.6%
Governments—Treasuries	3,180,867	29.8
Corporates—Investment Grade	462,528	4.3
Governments—Sovereign Agencies	302,218	2.8
Inflation-Linked Securities	254,371	2.4
Emerging Markets—Treasuries	178,630	1.7
Mortgage Pass-Throughs	87,323	0.8
Corporates—Non-Investment Grade	56,631	0.5
Collateralized Mortgage Obligations	54,211	0.5
Commercial Mortgage-Backed Securities	39,192	0.4
Local Governments—Provincial Bonds	20,293	0.2
Short-Term Investments	742,013	7.0

Total Investments	$10,661,681	100.0%

COUNTRY BREAKDOWN†

June 30, 2016 (unaudited)

COUNTRY	U.S. $ VALUE	PERCENT OF TOTAL INVESTMENTS
United States	$7,315,142	68.6%
Canada	623,951	5.8
Italy	581,824	5.5
United Kingdom	454,921	4.3
Brazil	189,662	1.8
Germany	142,410	1.3
France	138,511	1.3
Australia	124,201	1.2
Mexico	112,492	1.0
Spain	83,563	0.8
Portugal	76,535	0.7
Belgium	51,463	0.5
Turkey	12,405	0.1
Other	12,588	0.1
Short-Term Investments	742,013	7.0

Total Investments	$10,661,681	100.0%

*	The Portfolio’s security type breakdown is expressed as a percentage of total investments and may vary over time. The Portfolio also enters into derivatives transactions, which may be used for hedging or investment purpose (see “Portfolio of Investments” section of the report for additional details).

†	All data are as of June 30, 2016. The Portfolio’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.1% or less in the following countries: Greece, New Zealand and Switzerland.

2

GLOBAL BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2016 (unaudited)	AB Variable Products Series Fund

Company	Shares		U.S. $ Value

INVESTMENT COMPANIES–49.9%
FUNDS AND INVESTMENT TRUSTS–49.9%
AB Global Bond Fund, Inc.– Class Z(a) (cost $5,222,893)		617,942	$5,283,404

	Principal Amount (000)
GOVERNMENTS– TREASURIES–30.0%
AUSTRALIA–1.2%
Australia Government Bond
Series 142 4.25%, 4/21/26(b)	AUD	110	98,507
Series 144 3.75%, 4/21/37(b)		29	25,694

			124,201

BELGIUM–0.5%
Belgium Government Bond Series 71 3.75%, 6/22/45(b)	EUR	27	51,463

CANADA–2.6%
Canadian Government Bond 1.25%, 8/01/17	CAD	360	280,791

FRANCE–1.3%
France Government Bond OAT
0.50%, 5/25/25(b)	EUR	10	11,516
2.50%, 5/25/30(b)		12	17,040
3.50%, 4/25/20(b)		86	109,955

			138,511

GERMANY–1.3%
Bundesrepublik Deutschland
0.50%, 2/15/25(b)		30	35,045
2.25%, 9/04/21(b)		26	33,128
2.50%, 7/04/44(b)		35	61,195
Series 00 6.25%, 1/04/30(b)		3	6,198

			135,566

GREECE–0.0%
Hellenic Republic Government Bond 4.75%, 4/17/19(b)		3	3,000

ITALY–5.5%
Italy Buoni Poliennali Del Tesoro
1.35%, 4/15/22		75	87,012
3.25%, 9/01/46(b)		20	26,668
3.75%, 5/01/21		262	338,104
5.50%, 11/01/22		65	93,689
6.00%, 5/01/31		21	36,351

			581,824

MEXICO–1.1%
Mexican Bonos
Series M 5.75%, 3/05/26	MXN	660	$35,803
8.00%, 6/11/20		1,280	76,689

			112,492

PORTUGAL–0.7%
Portugal Obrigacoes do Tesouro OT
2.875%, 10/15/25(b)	EUR	35	39,212
4.80%, 6/15/20(b)		30	37,323

			76,535

SPAIN–0.8%
Spain Government Bond
1.95%, 7/30/30(b)		13	15,092
2.15%, 10/31/25(b)		20	24,109
4.20%, 1/31/37(b)		21	31,917
5.15%, 10/31/44(b)		7	12,445

			83,563

TURKEY–0.1%
Turkey Government Bond 9.40%, 7/08/20	TRY	35	12,405

UNITED KINGDOM–4.1%
United Kingdom Gilt
1.75%, 7/22/19–9/07/22(b)	GBP	135	190,418
2.25%, 9/07/23(b)		78	115,125
2.50%, 7/22/65(b)		10	17,912
3.25%, 1/22/44(b)		65	115,435

			438,890

UNITED STATES–10.8%
U.S. Treasury Bonds
2.875%, 5/15/43	U.S.$	54	60,723
3.00%, 11/15/44–11/15/45		95	109,233
3.625%, 8/15/43		90	116,118
6.25%, 5/15/30		90	141,465
U.S. Treasury Notes
0.875%, 4/30/17		325	325,987
1.375%, 4/30/20		50	50,941
2.00%, 2/15/25		108	112,995
2.125%, 6/30/21		65	68,466
2.25%, 11/15/25		15	16,003
2.50%, 5/15/24		42	45,618
2.625%, 8/15/20		88	94,077

			1,141,626

Total Governments–Treasuries (cost $3,102,274)			3,180,867

CORPORATES–INVESTMENT GRADE–4.4%
INDUSTRIAL–3.6%
BASIC–0.2%
Glencore Funding LLC 4.00%, 4/16/25(b)		5	4,425
Mosaic Co. (The) 5.625%, 11/15/43		5	5,546

3

GLOBAL BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)	AB Variable Products Series Fund

Company	Principal Amount (000)			U.S. $ Value

Rio Tinto Finance USA Ltd. 3.75%, 6/15/25		U.S.$	10	$10,461
Vale Overseas Ltd. 5.875%, 6/10/21			6	6,007

				26,439

CAPITAL GOODS–0.1%
General Electric Co. Series D 5.00%, 1/21/21(c)			5	5,305

COMMUNICATIONS– MEDIA–0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.579%, 7/23/20			5	5,227
4.908%, 7/23/25			15	16,400
Cox Communications, Inc. 2.95%, 6/30/23(b)			8	7,710
S&P Global, Inc. 4.40%, 2/15/26			15	16,835
Time Warner, Inc. 3.60%, 7/15/25			5	5,291

				51,463

COMMUNICATIONS– TELECOMMUNICATIONS–0.3%
AT&T, Inc. 3.60%, 2/17/23			15	15,648
Deutsche Telekom International Finance BV Series E 4.25%, 7/13/22(b)		EUR	5	6,844
Verizon Communications, Inc. 4.862%, 8/21/46		U.S.$	5	5,465

				27,957

CONSUMER CYCLICAL–AUTOMOTIVE– 0.1%
General Motors Financial Co., Inc. 3.25%, 5/15/18			12	12,249

CONSUMER NON- CYCLICAL–0.9%
AbbVie, Inc.
2.50%, 5/14/20			4	4,089
3.60%, 5/14/25			10	10,478
Baxalta, Inc. 5.25%, 6/23/45			5	5,423
Biogen, Inc. 2.90%, 9/15/20			4	4,169
Gilead Sciences, Inc. 3.65%, 3/01/26			3	3,265
Kraft Heinz Foods Co.
2.80%, 7/02/20(b)			7	7,269
3.50%, 7/15/22(b)			7	7,435
Mylan NV 3.15%, 6/15/21			11	11,158
Newell Brands, Inc.
3.15%, 4/01/21			9	9,376
3.85%, 4/01/23			6	6,364

Philip Morris International, Inc. 2.125%, 5/10/23	U.S.$		10	$10,037
Reynolds American, Inc.
4.45%, 6/12/25			10	11,199
5.85%, 8/15/45			3	3,833

				94,095

ENERGY–0.7%
ConocoPhillips 5.75%, 2/01/19			12	13,202
Energy Transfer Partners LP 4.65%, 6/01/21			5	5,162
EnLink Midstream Partners LP 4.15%, 6/01/25			13	11,981
Enterprise Products Operating LLC 3.70%, 2/15/26			10	10,407
Halliburton Co. 5.00%, 11/15/45			6	6,599
Husky Energy, Inc. 7.25%, 12/15/19			6	6,750
Marathon Oil Corp. 6.60%, 10/01/37			2	2,022
Plains All American Pipeline LP/PAA Finance Corp. 3.60%, 11/01/24			12	11,269
Schlumberger Holdings Corp. 2.35%, 12/21/18(b)			12	12,234

				79,626

SERVICES–0.0%
eBay, Inc. 3.80%, 3/09/22			4	4,250

TECHNOLOGY–0.8%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
4.42%, 6/15/21			10	10,293
5.45%, 6/15/23			10	10,376
Fidelity National Information Services, Inc.
3.50%, 4/15/23			3	3,115
5.00%, 10/15/25			3	3,406
Hewlett Packard Enterprise Co. 4.90%, 10/15/25(b)			10	10,448
HP, Inc. 4.65%, 12/09/21			10	10,814
KLA-Tencor Corp. 4.65%, 11/01/24			5	5,454
Lam Research Corp. 2.80%, 6/15/21			8	8,190
Micron Technology, Inc. 7.50%, 9/15/23			6	6,375
Seagate HDD Cayman 4.75%, 6/01/23			5	4,226
Total System Services, Inc. 3.75%, 6/01/23			7	7,109

				79,806

				381,190

4

AB Variable Products Series Fund

Company	Principal Amount (000)		U.S. $ Value

FINANCIAL INSTITUTIONS–0.6%
BANKING–0.5%
Bank of America Corp. 3.875%, 8/01/25	U.S.$	20	$21,216
Goldman Sachs Group, Inc. (The)
3.85%, 7/08/24		10	10,603
5.15%, 5/22/45		3	3,090
Morgan Stanley Series G 4.00%, 7/23/25		11	11,779

			46,688

INSURANCE–0.1%
Aetna, Inc. 2.40%, 6/15/21		12	12,243
MetLife, Inc. Series C 5.25%, 6/15/20(c)		1	993

			13,236

			59,924

UTILITY–0.2%
ELECTRIC–0.2%
Entergy Corp. 4.00%, 7/15/22		8	8,585
Exelon Corp. 3.95%, 6/15/25		12	12,829

			21,414

Total Corporates–Investment Grade (cost $444,105)			462,528

GOVERNMENTS–SOVEREIGN AGENCIES–2.8%
BRAZIL–0.0%
Petrobras Global Finance BV 8.75%, 5/23/26		5	5,025

CANADA–2.8%
Canada Housing Trust No. 1
3.80%, 6/15/21(b)	CAD	285	250,044
1.70%, 12/15/17(b)		60	47,149

			297,193

Total Governments–Sovereign Agencies (cost $303,423)			302,218

INFLATION-LINKED SECURITIES–2.4%
UNITED STATES – 2.4%
U.S. Treasury Inflation Index 0.125%, 4/15/19 (TIPS) (cost $253,035)	U.S.$	249	254,371

EMERGING MARKETS–TREASURIES – 1.7%
BRAZIL–1.7%
Brazil Notas do Tesouro Nacional Series B 6.00%, 8/15/50-5/15/55	BRL	37	33,108

Series F 10.00%, 1/01/25	BRL	260	$72,634
10.00%, 1/01/27		265	72,888

Total Emerging Markets–Treasuries (cost $157,891)			178,630

MORTGAGE PASS-THROUGHS–0.8%
AGENCY FIXED RATE 30-YEAR–0.7%
Federal National Mortgage Association 4.00%, 12/01/44	U.S.$	22	24,330
Government National Mortgage Association 3.50%, 7/01/46, TBA		48	50,415

			74,745

OTHER AGENCY FIXED RATE PROGRAMS–0.1%
Canadian Mortgage Pools 6.125%, 12/15/24	CAD	13	12,578

Total Mortgage Pass-Throughs (cost $85,837)			87,323

CORPORATES–NON-INVESTMENT GRADE–0.5%
INDUSTRIAL–0.5%
CAPITAL GOODS–0.2%
Herc Spinoff Escrow Issuer LLC/Herc Spinoff Escrow Issuer Corp. 7.75%, 6/01/24	U.S.$	10	9,750
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu 5.75%, 10/15/20		5	5,163

			14,913

COMMUNICATIONS– TELECOMMUNICATIONS–0.0%
Communications Sales & Leasing, Inc./CSL Capital LLC 6.00%, 4/15/23(b)		2	2,030
T-Mobile USA, Inc. 6.50%, 1/15/26		2	2,110

			4,140

CONSUMER CYCLICAL–RETAILERS–0.0%
Sally Holdings LLC/Sally Capital, Inc. 5.625%, 12/01/25		4	4,190

ENERGY–0.2%
Cenovus Energy, Inc. 5.70%, 10/15/19		6	6,346
Continental Resources, Inc./OK 5.00%, 9/15/22		4	3,910

5

GLOBAL BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)	AB Variable Products Series Fund

Company	Principal Amount (000)			U.S. $ Value

Diamond Offshore Drilling, Inc. 4.875%, 11/01/43	U.S.$		10	$7,125
Noble Holding International Ltd. 3.95%, 3/15/22			8	5,570

				22,951

TECHNOLOGY–0.1%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 7.125%, 6/15/24			5	5,222

				51,416

FINANCIAL INSTITUTIONS–0.0%
REITS–0.0%
VEREIT Operating Partnership LP 4.125%, 6/01/21			5	5,215

Total Corporates–Non-Investment Grade (cost $53,472)				56,631

COLLATERALIZED MORTGAGE OBLIGATIONS–0.5%
RISK SHARE FLOATING RATE–0.5%
Federal National Mortgage Association Connecticut Avenue Securities Series 2015-C03, Class 1M1 1.936% (LIBOR 1 Month + 1.50%), 7/25/25(d)			11	11,112
Series 2016-C01, Class 1M2 7.177% (LIBOR 1 Month + 6.75%), 8/25/28(d)			13	13,632
Series 2016-C01, Class 2M2 7.377% (LIBOR 1 Month + 6.95%), 8/25/28(d)			13	13,615
Series 2016-C02, Class 1M2 6.446% (LIBOR 1 Month + 6.00%), 9/25/28(d)			15	15,852

Total Collateralized Mortgage Obligations (cost $51,094)				54,211

COMMERCIAL MORTGAGE-BACKED SECURITIES–0.4%
NON-AGENCY FIXED RATE CMBS–0.4%
JPMBB Commercial Mortgage Securities Trust Series 2015-C32, Class C 4.81%, 11/15/48	U.S.$		10	$9,317
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ 5.452%, 9/15/39			30	29,875

Total Commercial Mortgage-Backed Securities (cost $40,359)				39,192

LOCAL GOVERNMENTS–PROVINCIAL BONDS–0.2%
CANADA–0.2%
Province of Ontario Canada
2.40%, 6/02/26		CAD	15	12,064
2.60%, 6/02/25			10	8,229

Total Local Governments–Provincial Bonds (cost $18,780)				20,293

	Shares
SHORT-TERM INVESTMENTS–7.0%
INVESTMENT COMPANIES–7.0%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB 0.25%(a)(e) (cost $742,013)			742,013	742,013

TOTAL INVESTMENTS–100.6%
(cost $10,475,176)				10,661,681
Other assets less liabilities–(0.6)%				(64,515)

NET ASSETS–100.0%				$10,597,166

FUTURES (see Note D)

Type	Number of Contracts	Expiration Month	Original Value	Value at June 30, 2016	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Mini Japan Government Bond Futures	6	September 2016	$883,646	$887,987	$4,341
Long Gilt Futures	1	September 2016	163,052	171,052	8,000

					$12,341

6

AB Variable Products Series Fund

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
BNP Paribas SA	ARS	17	USD	1	7/01/16	$10
BNP Paribas SA	USD	1	ARS	17	7/01/16	38
BNP Paribas SA	BRL	178	USD	49	7/05/16	(6,630)
BNP Paribas SA	USD	55	BRL	178	7/05/16	(43)
BNP Paribas SA	ZAR	273	USD	18	7/12/16	(711)
BNP Paribas SA	ARS	52	USD	3	12/12/16	156
BNP Paribas SA	USD	3	ARS	52	12/12/16	326
Nomura Global Financial Products, Inc.	USD	23	MYR	95	7/15/16	559
Standard Chartered Bank	BRL	353	USD	110	7/05/16	86
Standard Chartered Bank	USD	107	BRL	353	7/05/16	3,247
Standard Chartered Bank	CNY	688	USD	105	7/20/16	1,044
Standard Chartered Bank	BRL	353	USD	106	8/02/16	(3,112)
Standard Chartered Bank	CAD	1,031	USD	800	9/08/16	2,357
State Street Bank & Trust Co.	BRL	176	USD	50	7/05/16	(4,490)
State Street Bank & Trust Co.	USD	46	ZAR	696	7/12/16	1,295
State Street Bank & Trust Co.	MYR	252	USD	65	7/15/16	1,501
State Street Bank & Trust Co.	SGD	107	USD	79	7/15/16	(91)
State Street Bank & Trust Co.	USD	38	INR	2,580	7/15/16	(122)
State Street Bank & Trust Co.	USD	39	MYR	159	7/15/16	733
State Street Bank & Trust Co.	EUR	48	SEK	443	7/20/16	(329)
State Street Bank & Trust Co.	EUR	987	USD	1,130	7/20/16	34,114
State Street Bank & Trust Co.	USD	14	EUR	12	7/20/16	(138)
State Street Bank & Trust Co.	GBP	536	USD	774	7/21/16	59,860
State Street Bank & Trust Co.	USD	258	GBP	176	7/21/16	(23,194)
State Street Bank & Trust Co.	BRL	135	USD	40	8/02/16	(1,749)
State Street Bank & Trust Co.	MXN	2,062	USD	107	8/04/16	(5,335)
State Street Bank & Trust Co.	USD	26	MXN	489	8/04/16	887
State Street Bank & Trust Co.	JPY	15,060	USD	140	8/05/16	(5,670)
State Street Bank & Trust Co.	TWD	5,097	USD	157	8/05/16	(1,580)
State Street Bank & Trust Co.	USD	102	JPY	10,803	8/05/16	2,282
State Street Bank & Trust Co.	USD	106	TWD	3,423	8/05/16	422
State Street Bank & Trust Co.	TRY	106	USD	35	8/10/16	(929)
State Street Bank & Trust Co.	USD	49	TRY	148	8/11/16	2,489
State Street Bank & Trust Co.	AUD	218	USD	163	8/12/16	314
State Street Bank & Trust Co.	USD	53	RUB	3,440	8/18/16	603

						$58,200

7

GLOBAL BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)	AB Variable Products Series Fund

CENTRALLY CLEARED CREDIT DEFAULT SWAPS (see Note D)

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at June 30, 2016	Notional Amount (000)	Market Value	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Morgan Stanley & Co. LLC/(INTRCONX)
CDX-NAHY Series 25, 5 Year Index, 12/20/20*	5.00%	3.99%	$218	$8,963	$13,101
CDX-NAIG Series 26, 5 Year Index, 6/20/21*	1.00	0.79	1,100	11,404	(504)

				$20,367	$12,597

*	Termination date

CREDIT DEFAULT SWAPS (see Note D)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at June 30, 2016	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Bank of America, NA
CDX-EM Series 23, 5 Year Index 6/20/20*	1.00%	2.60%	$147	$(8,643)	$(10,011)	$1,368
Barclays Bank PLC
CDX-CMBX.NA.BBB Series 7, 1/17/47*	3.00	4.70	100	(10,127)	(613)	(9,514)
CDX-CMBX.NA.BB.6, 5/11/63*	5.00	7.89	6	(820)	(101)	(719)
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BB.6, 5/11/63*	5.00	7.89	6	(821)	(105)	(716)
Goldman Sachs International
CDX-CMBX.NA.BB.6, 5/11/63*	5.00	7.89	12	(1,640)	(196)	(1,444)
CDX-CMBX.NA.BB.6, 5/11/63*	5.00	7.89	11	(1,504)	(204)	(1,300)

				$(23,555)	$(11,230)	$(12,325)

*	Termination date

8

AB Variable Products Series Fund

(a)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, the aggregate market value of these securities amounted to $1,433,985 or 13.5% of net assets.

(c)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.

(d)	Floating Rate Security. Stated interest rate was in effect at June 30, 2016.

(e)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

Currency Abbreviations:

ARS—Argentine Peso

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CNY—Chinese Yuan Renminbi

EUR—Euro

GBP—Great British Pound

INR—Indian Rupee

JPY—Japanese Yen

MXN—Mexican Peso

MYR—Malaysian Ringgit

RUB—Russian Ruble

SEK—Swedish Krona

SGD—Singapore Dollar

TRY—Turkish Lira

TWD—New Taiwan Dollar

USD—United States Dollar

ZAR—South African Rand

Glossary:

CDX-CMBX.NA—North American Commercial Mortgage-Backed Index

CDX-EM—Emerging Market Credit Default Swap Index

CDX-NAHY—North American High Yield Credit Default Swap Index

CDX-NAIG—North American Investment Grade Credit Default Swap Index

CMBS—Commercial Mortgage-Backed Securities

INTRCONX—Inter-Continental Exchange

LIBOR—London Interbank Offered Rates

OAT—Obligations Assimilables du Trésor

REIT—Real Estate Investment Trust

TBA—To Be Announced

TIPS—Treasury Inflation Protected Security

See notes to financial statements.

9

GLOBAL BOND PORTFOLIO
STATEMENT OF ASSETS & LIABILITIES
June 30, 2016 (unaudited)	AB Variable Products Series Fund

ASSETS
Investments in securities, at value
Unaffiliated issuers (cost $4,510,270)	$4,636,264
Affiliated issuers (cost $5,964,906)	6,025,417
Cash	5,340
Cash collateral due from broker	43,291
Foreign currencies, at value (cost $7,190)	7,181
Unrealized appreciation on forward currency exchange contracts	112,323
Interest and dividends receivable	45,111
Receivable due from Adviser	13,007
Receivable for variation margin on exchange-traded derivatives	2,079
Unrealized appreciation on credit default swaps	1,368
Receivable for investment securities sold and foreign currency transactions	1,049

Total assets	10,892,430

LIABILITIES
Payable for investment securities purchased and foreign currency transactions	148,456
Unrealized depreciation on forward currency exchange contracts	54,123
Audit and tax fee payable	23,650
Legal fee payable	23,439
Unrealized depreciation on credit default swaps	13,693
Upfront premium received on credit default swaps	11,230
Payable for variation margin on exchange-traded derivatives	371
Transfer Agent fee payable	63
Distribution fee payable	3
Accrued expenses	20,236

Total liabilities	295,264

NET ASSETS	$10,597,166

COMPOSITION OF NET ASSETS
Capital stock, at par	$1,000
Additional paid-in capital	9,999,541
Undistributed net investment income	386,407
Accumulated net realized loss on investment transactions and foreign currency transactions	(47,429)
Net unrealized appreciation on investments and foreign currency denominated assets and liabilities	257,647

$10,597,166

Net Asset Value Per Share—1 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value
A	$10,582,673	999,000	$10.59
B	$14,493	1,372	$10.56

See notes to financial statements.

10

GLOBAL BOND PORTFOLIO
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2016 (unaudited)	AB Variable Products Series Fund

INVESTMENT INCOME
Dividends—Affiliated issuers	$62,730
Interest	40,762

103,492

EXPENSES
Advisory fee (see Note B)	25,438
Distribution fee—Class B	16
Transfer agency—Class A	1,309
Transfer agency—Class B	1
Custodian	39,168
Audit and tax	23,684
Administrative	23,508
Legal	16,334
Amortization of offering expenses	14,997
Directors’ fees	10,665
Printing	6,625
Miscellaneous	473

Total expenses	162,218
Less: expenses waived and reimbursed by the Adviser (see Note B)	(142,932)

Net expenses	19,286

Net investment income	84,206

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions	31,007
Futures	19,366
Swaps	(9,494)
Foreign currency transactions	(78,713)
Net change in unrealized appreciation of:
Affiliated Underlying Portfolios	245,659
Investments	265,490
Futures	10,816
Swaps	24,408
Foreign currency denominated assets and liabilities	44,186

Net gain on investment and foreign currency transactions	552,725

NET INCREASE IN NET ASSETS FROM OPERATIONS	$636,931

See notes to financial statements.

11

GLOBAL BOND PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS	AB Variable Products Series Fund

	Six Months Ended June 30, 2016 (unaudited)	April 29, 2015(a) to December 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$84,206	$183,378
Net realized gain (loss) on investment transactions and foreign currency transactions	(37,834)	106,018
Net change in unrealized appreciation/depreciation of investments and foreign currency denominated assets and liabilities	590,559	(332,912)

Net increase (decrease) in net assets from operations	636,931	(43,516)
CAPITAL STOCK TRANSACTIONS
Net increase	2,500	10,001,251

Total increase	639,431	9,957,735
NET ASSETS
Beginning of period	9,957,735	–0	–

End of period (including undistributed net investment income of $386,407 and $302,201, respectively)	$10,597,166	$9,957,735

(a)	Commencement of operations.

See notes to financial statements.

12

GLOBAL BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2016 (unaudited)	AB Variable Products Series Fund

NOTE A: Significant Accounting Policies

The AB Global Bond Portfolio (the “Portfolio”), is a series of AB Variable Products Series Fund, Inc. (the “Fund”). AB Global Bond Portfolio commenced operations on April 29, 2015. The Portfolio’s investment objective is to generate income and price appreciation without assuming what the Adviser considers undue risk. The Portfolio is non-diversified as defined under the Investment Company Act of 1940. The Fund was incorporated in the State of Maryland on November 17, 1987, as an open-end series investment company. The Fund offers sixteen separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. As of June 30, 2016 AllianceBernstein L.P. (the “Adviser”) was the sole shareholder of Class A shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio’s net asset value per share.

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g. last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Such factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Portfolio may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign

13

GLOBAL BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

markets close well before the Portfolio values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as
Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

14

AB Variable Products Series Fund

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2016:

	Level 1		Level 2		Level 3		Total
Investments in Securities:
Assets:
Investment Companies	$5,283,404		$–0	–	$–0	–	$5,283,404
Governments—Treasuries	–0	–	3,180,867		–0	–	3,180,867
Corporates—Investment Grade	–0	–	462,528		–0	–	462,528
Governments—Sovereign Agencies	–0	–	302,218		–0	–	302,218
Inflation-Linked Securities	–0	–	254,371		–0	–	254,371
Emerging Markets—Treasuries	–0	–	178,630		–0	–	178,630
Mortgage Pass-Throughs	–0	–	87,323		–0	–	87,323
Corporates—Non-Investment Grade	–0	–	56,631		–0	–	56,631
Collateralized Mortgage Obligations	–0	–	54,211		–0	–	54,211
Commercial Mortgage-Backed Securities	–0	–	–0	–	39,192		39,192
Local Governments—Provincial Bonds	–0	–	20,293		–0	–	20,293
Short-Term Investments	742,013		–0	–	–0	–	742,013

Total Investments in Securities	6,025,417		4,597,072		39,192		10,661,681
Other Financial Instruments(a):
Assets:
Futures	12,341		–0	–	–0	–	12,341	(b)
Forward Currency Exchange Contracts	–0	–	112,323		–0	–	112,323
Centrally Cleared Credit Default Swaps	–0	–	13,101		–0	–	13,101	(b)
Credit Default Swaps	–0	–	1,368		–0	–	1,368
Liabilities:
Forward Currency Exchange Contracts	–0	–	(54,123)		–0	–	(54,123)
Centrally Cleared Credit Default Swaps	–0	–	(504)		–0	–	(504	)(b)
Credit Default Swaps	–0	–	(13,693)		–0	–	(13,693)

Total(c)	$6,037,758		$4,655,544		$39,192		$10,732,494

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.

(b)	Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative appreciation/(depreciation) of exchange-traded derivatives as reported in the portfolio of investments.

(c)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

15

GLOBAL BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Commercial Mortgage- Backed Securities		Total
Balance as of 12/31/15	$38,998		$38,998
Accrued discounts/(premiums)	(12)		(12)
Realized gain (loss)	–0	–	–0	–
Change in unrealized appreciation/depreciation	206		206
Purchases	–0	–	–0	–
Sales	–0	–	–0	–
Transfers in to Level 3	–0	–	–0	–
Transfers out of Level 3	–0	–	–0	–

Balance as of 06/30/16	$39,192		$39,192

Net change in unrealized appreciation/depreciation from investments held as of 06/30/16(a)	$206		$206

(a)	The unrealized appreciation/depreciation is included in net change in unrealized appreciation/depreciation on investments and other financial instruments in the accompanying statement of operations.

The Adviser established the Committee to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and processes at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

16

AB Variable Products Series Fund

4. Taxes

It is the Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolio’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current tax year and the prior tax year) and has concluded that no provision for income tax is required in the Portfolio’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Portfolio is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income.

6. Class Allocations

All income earned and expenses incurred by the Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Fund are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Offering Expenses

Offering expenses of $46,000 were deferred and amortized on a straight line basis over a one year period starting from April 29, 2015 (commencement of operations).

NOTE B: Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Portfolio pays the Adviser an advisory fee at an annual rate of .50% of the first $2.5 billion, .45% of the next $2.5 billion and .40% in excess of $5 billion, of the Portfolio’s average daily net assets. The fee is accrued daily and paid monthly. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses (excluding interest expense, taxes, extraordinary expenses, expenses associated with securities sold short, and brokerage commissions and other transaction costs) on an annual basis (the “Expense Caps”) to .64% and .89% of daily average net assets for Class A and Class B, respectively. Any fees waived and expenses borne by the Adviser may be reimbursed by the Portfolio until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne, provided that no reimbursement payment will be made that would cause the Portfolio’s total annual fund operating expenses to exceed the Expense Caps. The Expense Caps may not be terminated by the Adviser before May 1, 2017. For the six months ended June 30, 2016, such reimbursement amounted to $106,130.

The Portfolio may invest in AB mutual funds managed by the Adviser. In addition to the Expense Caps, the Adviser has contractually agreed to waive its management fees and/or bear Portfolio expenses through May 1, 2017 in an amount equal to the Portfolio’s share of all fees and expenses of any AB mutual funds in which the Portfolio invests. For the six months ended June 30, 2016, such waiver amounted to $13,196.

17

GLOBAL BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

A summary of the Portfolio’s transactions in AB mutual fund for the six months ended June 30, 2016 is as follows:

AB Global Bond Fund, Inc.
						Distributions
Market Value 12/31/15 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./(Depr.) (000)	Market Value 06/30/16 (000)	Income (000)	Realized Gains (000)
$4,977	$61	$0	$0	$245	$5,283	$61	$0

Pursuant to the investment advisory agreement, the Portfolio may reimburse the Adviser for certain legal and accounting services provided to the Portfolio by the Adviser. For the six months ended June 30, 2016, the Adviser voluntarily agreed to waive such fees amounting to $23,508.

The Portfolio compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation retained by ABIS amounted to $569 for the six months ended June 30, 2016.

The AB Fixed-Income Shares, Inc.—Government STIF Portfolio (the “Government STIF Portfolio”), prior to June 1, 2016, was offered as a cash management option to mutual funds and other institutional accounts of the Adviser, and was not available for direct purchase by members of the public. Prior to June 1, 2016, the Government STIF Portfolio paid no investment management fees but did bear its own expenses. As of June 1, 2016, the Government STIF Portfolio, which was renamed “AB Government Money Market Portfolio” (the “Government Money Market Portfolio”), will have a contractual investment management fee rate of .20% and will continue to bear its own expenses. In connection with the investment by the Portfolio in the Government Money Market Portfolio, the Adviser will waive its investment management fee from the Portfolio in an amount equal to Government Money Market Portfolio’s effective management fee. For the six months ended June 30, 2016, such waiver amounted to $98. A summary of the Portfolio’s transactions in shares of the Government Money Market Portfolio for the six months ended June 30, 2016 is as follows:

Market Value December 31, 2015 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value June 30, 2016 (000)	Dividend Income (000)
$909	$842	$1,009	$742	$1

NOTE C: Distribution Plan

The Portfolio has adopted a Distribution Plan (the “Plan”) for Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Portfolio pays distribution and servicing fees to AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, at an annual rate of up to .25% of the Portfolio’s average daily net assets attributable to Class B shares. The fees are accrued daily and paid monthly. The Board currently limits payments under the Plan to .25% of the Portfolio’s average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio’s Class B shares. Since the Distributor’s compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the “compensation” variety.

In the event that the Plan is terminated or not continued, no distribution or servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio’s shares.

18

AB Variable Products Series Fund

NOTE D: Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2016 were as follows:

	Purchases	Sales
Investment securities (excluding U.S. government securities)	$1,693,494	$1,218,604
U.S. government securities	743,691	921,376

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding futures, foreign currency and swap transactions) are as follows:

Gross unrealized appreciation	$225,277
Gross unrealized depreciation	(38,772)

Net unrealized appreciation	$186,505

1. Derivative Financial Instruments

The Portfolio may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Portfolio, as well as the methods in which they may be used are:

•	Futures

The Portfolio may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. The Portfolio bears the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Portfolio may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

At the time the Portfolio enters into futures, the Portfolio deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is effected. Such amount is shown as cash collateral due from broker on the statement of assets and liabilities. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Use of long futures subjects the Portfolio to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures. Use of short futures subjects the Portfolio to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of futures can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

During the six months ended June 30, 2016, the Portfolio held futures for hedging and non-hedging purposes.

•	Forward Currency Exchange Contracts

The Portfolio may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

19

GLOBAL BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Portfolio. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the six months ended June 30, 2016, the Portfolio held forward currency exchange contracts for hedging and nonhedging purposes.

•	Swaps

The Portfolio may enter into swaps to hedge its exposure to interest rates, credit risk, or currencies. The Portfolio may also enter into swaps for non-hedging purposes as a means of gaining market exposures, including by making direct investments in foreign currencies. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Portfolio in accordance with the terms of the respective swaps to provide value and recourse to the Portfolio or its counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Portfolio, and/or the termination value at the end of the contract. Therefore, the Portfolio considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities. The Portfolio accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swaps on the statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swaps. Upfront premiums paid or received are recognized as cost or proceeds on the statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss) from swaps on the statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation/depreciation of swaps on the statement of operations.

Certain standardized swaps, including certain interest rate swaps and credit default swaps, are (or soon will be) subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

At the time the Portfolio enters into a centrally cleared swap, the Portfolio deposits and maintains as collateral an initial margin with the broker, as required by the clearinghouse on which the transaction is effected. Such amount is shown as cash collateral due from broker on the statement of assets and liabilities. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each centrally cleared swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

20

AB Variable Products Series Fund

Credit Default Swaps:

The Portfolio may enter into credit default swaps, including to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults by corporate and sovereign issuers held by the Portfolio, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. The Portfolio may purchase credit protection (“Buy Contract”) or provide credit protection (“Sale Contract”) on the referenced obligation of the credit default swap. During the term of the swap, the Portfolio receives/(pays) fixed payments from/(to) the respective counterparty, calculated at the agreed upon rate applied to the notional amount. If the Portfolio is a buyer/(seller) of protection and a credit event occurs, as defined under the terms of the swap, the Portfolio will either (i) receive from the seller/(pay to the buyer) of protection an amount equal to the notional amount of the swap (the “Maximum Payout Amount”) and deliver/(take delivery of) the referenced obligation or (ii) receive/(pay) a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

In certain circumstances Maximum Payout Amounts may be partially offset by recovery values of the respective referenced obligations, upfront premium received upon entering into the agreement, or net amounts received from settlement of buy protection credit default swaps entered into by the Portfolio for the same reference obligation with the same counterparty. As of June 30, 2016, the Portfolio did not have Buy Contracts outstanding with respect to the same referenced obligation and counterparty Sale Contracts outstanding.

Credit default swaps may involve greater risks than if a Portfolio had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Portfolio is a buyer of protection and no credit event occurs, it will lose the payments it made to its counterparty. If the Portfolio is a seller of protection and a credit event occurs, the value of the referenced obligation received by the Portfolio coupled with the periodic payments previously received, may be less than the Maximum Payout Amount it pays to the buyer, resulting in a net loss to the Portfolio.

Implied credit spreads over U.S. Treasuries of comparable maturity utilized in determining the market value of credit default swaps on issuers as of period end are disclosed in the portfolio of investments. The implied spreads serve as an indicator of the current status of the payment/performance risk and typically reflect the likelihood of default by the issuer of the referenced obligation. The implied credit spread of a particular reference obligation also reflects the cost of buying/selling protection and may reflect upfront payments required to be made to enter into the agreement. Widening credit spreads typically represent a deterioration of the referenced obligation’s credit soundness and greater likelihood of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced obligation.

During the six months ended June 30, 2016, the Portfolio held credit default swaps for hedging and non-hedging purposes.

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) or similar master agreements (collectively, “Master Agreements”) with its derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination.

Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as derivative transactions, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party. In the event of a default by a Master Agreements counterparty, the return of collateral with market value in excess of the Portfolio’s net liability, held by the defaulting party, may be delayed or denied.

21

GLOBAL BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

The Portfolio’s Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Portfolio decline below specific levels (“net asset contingent features”). If these levels are triggered, the Portfolio’s counterparty has the right to terminate such transaction and require the Portfolio to pay or receive a settlement amount in connection with the terminated transaction. For additional details, please refer to netting arrangements by counterparty tables below.

At June 30, 2016, the Portfolio had entered into the following derivatives:

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable/Payable for variation margin on exchange-traded derivatives	$12,341	*
Credit contracts	Receivable/Payable for variation margin on exchange-traded derivatives	13,101	*		$504	*
Foreign exchange contracts	Unrealized appreciation on forward currency exchange contracts	112,323		Unrealized depreciation on forward currency exchange contracts	54,123
Credit contracts	Unrealized appreciation on credit default swaps	1,368		Unrealized depreciation on credit default swaps	13,693

Total		$139,133			$68,320

*	Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative appreciation/(depreciation) of exchange-traded derivatives as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation/depreciation of futures	$19,366	$10,816
Foreign exchange contracts	Net realized gain (loss) on foreign currency transactions; Net change in unrealized appreciation/depreciation of foreign currency denominated assets and liabilities	1,024	43,401
Credit contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	(9,494)	24,408

Total		$10,896	$78,625

The following table represents the average monthly volume of the Portfolio’s derivative transactions during the six months ended June 30, 2016:

Futures:
Average original value of buy contracts	$927,351
Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$469,895
Average principal amount of sale contracts	$3,270,788
Centrally Cleared Credit Default Swaps:
Average notional amount of sale contracts	$282,000
Centrally Cleared Credit Default Swaps:
Average notional amount of sale contracts	$1,633,029

22

AB Variable Products Series Fund

For financial reporting purposes, the Portfolio does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All derivatives held at period end were subject to netting arrangements. The following table presents the Portfolio’s derivative assets and liabilities by counterparty net of amounts available for offset under Master Agreements (“MA”) and net of the related collateral received/pledged by the Portfolio as of June 30, 2016:

Counterparty	Derivative Assets Subject to a MA	Derivative Available for Offset		Cash Collateral Received		Security Collateral Received		Net Amount of Derivatives Assets
Exchange-Traded Derivatives:
Morgan Stanley & Co. LLC/Morgan Stanley & Co., Inc.*	$2,079	$(371)		$–0	–	$–0	–	$1,708

Total	$2,079	$(371)		$–0	–	$–0	–	$1,708

OTC Derivatives:
BNP Paribas SA	$530	$(530)		$–0	–	$–0	–	$–0	–
Nomura Global Financial Products, Inc.	559	–0	–	–0	–	–0	–	559
Standard Chartered Bank	6,734	(3,112)		–0	–	–0	–	3,622
State Street Bank & Trust Co.	104,500	(43,627)		–0	–	–0	–	60,873

Total	$112,323	$(47,269)		$–0	–	$–0	–	$65,054	^

Counterparty	Derivative Liabilities Subject to a MA	Derivative Available for Offset		Cash Collateral Pledged		Security Collateral Pledged		Net Amount of Derivatives Liabilities
Exchange-Traded Derivatives:
Morgan Stanley & Co. LLC/Morgan Stanley & Co., Inc.*	$371	$(371)		$–0	–	$–0	–	$–0	–

Total	$371	$(371)		$–0	–	$–0	–	$–0	–

OTC Derivatives:
Bank of America, NA	$8,643	$–0	–	$–0	–	$–0	–	$8,643
Barclays Bank PLC	10,947	–0	–	–0	–	–0	–	10,947
BNP Paribas SA	7,384	(530)		–0	–	–0	–	6,854
Citibank, N.A.	821	–0	–	–0	–	–0	–	821
Goldman Sachs International	3,144	–0	–	–0	–	–0	–	3,144
Standard Chartered Bank	3,112	(3,112)		–0	–	–0	–	–0	–
State Street Bank & Trust Co.	43,627	(43,627)		–0	–	–0	–	–0	–

Total	$77,678	$(47,269)		$–0	–	$–0	–	$30,409	^

*	Cash and securities have been posted for initial margin requirements for exchange-traded derivatives outstanding at June 30, 2016.

^	Net amount represents the net receivable/(payable) that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

23

GLOBAL BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

2. Currency Transactions

The Portfolio may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Portfolio may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Portfolio may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Portfolio and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Portfolio may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

3. TBA and Dollar Rolls

The Portfolio may invest in TBA mortgage-backed securities. A TBA, or “To Be Announced”, trade represents a contract for the purchase or sale of mortgage-backed securities to be delivered at a future agree-upon date; however, the specific mortgage pool numbers or the number of pools that will be delivered to fulfill the trade obligation or terms of the contract are unknown at the time of the trade. Mortgage pools (including fixed-rate or variable-rate mortgages) guaranteed by the Government National Mortgage Association, or GNMA, the Federal National Mortgage Association, or FNMA, or the Federal Home Loan Mortgage Corporation, or FHLMC, are subsequently allocated to the TBA transactions.

The Portfolio may enter into dollar rolls. Dollar rolls involve sales by the Portfolio of securities for delivery in the current month and the Portfolio’s simultaneously contracting to repurchase substantially similar (same type and coupon) securities on a specified future date. During the roll period, the Portfolio forgoes principal and interest paid on the securities. The Portfolio is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the “drop”) as well as by the interest earned on the cash proceeds of the initial sale. Dollar rolls involve the risk that the market value of the securities the Portfolio is obligated to repurchase under the agreement may decline below the repurchase price. Dollar rolls are speculative techniques. During the six months ended June 30, 2016, the Portfolio had no transactions in dollar rolls.

NOTE E: Capital Stock

Each class consists of 500,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	SHARES				AMOUNT
	Six Months Ended June 30, 2016 (unaudited)		April 29, 2015(a) to December 31, 2015		Six Months Ended June 30, 2016 (unaudited)		April 29, 2015(a) to December 31, 2015
Class A
Shares sold	–0	–	999,000		$–0	–	$9,990,000

Net increase	–0	–	999,000		$–0	–	$9,990,000

Class B
Shares sold	248		1,125		$2,513		$11,252
Shares redeemed	(1)		–0	–(b)	(13)		(1)

Net increase	247		1,125		$2,500		$11,251

(a)	Commencement of operations.

(b)	Share is less than 0.5

NOTE F: Risks Involved in Investing in the Portfolio

Interest Rate Risk and Credit Risk—Interest rate risk is the risk that changes in interest rates will affect the value of the Portfolio’s investments in fixed-income debt securities such as bonds or notes. Increases in interest rates may cause the value of the Portfolio’s investments to decline. Credit risk is the risk that the issuer or guarantor of a debt security, or the counterparty to a derivative contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit rating. Credit risk is greater for medium quality and lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as “junk bonds”) have speculative elements or are predominantly speculative risks.

24

AB Variable Products Series Fund

Below Investment Grade Securities Risk—Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) are subject to a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, negative perceptions of the junk bond market generally and less secondary market liquidity.

Duration Risk—Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise. For example, a fixed-income security with a duration of three years will decrease in value by approximately 3% if interest rates increase by 1%.

Inflation Risk—This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of each Portfolio’s assets can decline as can the value of the Portfolio’s distributions. This risk is significantly greater if the Portfolio invests a significant portion of its assets in fixed-income securities with longer maturities.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

Emerging Market Risk—Investments in emerging market countries may have more risk because the markets are less developed and less liquid, and because these investments may be subject to increased economic, political, regulatory, or other uncertainties.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Portfolio’s investments or reduce its returns.

Derivatives Risk—The Portfolio may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Portfolio, and subject to counterparty risk to a greater degree than more traditional investments. Derivatives may result in significant losses, including losses that are far greater than the value of the derivatives reflected on the statement of assets and liabilities.

Leverage Risk—When the Portfolio borrows money or otherwise leverages its portfolio, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Portfolio’s investments. The Portfolio may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures contracts or by borrowing money. The use of derivative instruments by the Portfolio, such as forwards, futures, options and swaps, may also result in a form of leverage. Leverage may result in higher returns to the Portfolio than if the Portfolio were not leveraged, but may also adversely affect returns, particularly if the market is declining.

Non-Diversification Risk—The Portfolio may have more risk because it is “non-diversified”, meaning that it can invest more of its assets in a smaller number of issuers and that adverse changes in the value of one security could have a more significant effect on the Portfolio NAV.

Liquidity Risk—Liquidity risk occurs when certain investments become difficult to purchase or sell. Difficulty in selling less liquid securities may result in sales at disadvantageous prices affecting the value of your investment in the Portfolio. Causes of liquidity risk may include low trading volumes, large positions and heavy redemptions of Portfolio shares. Foreign fixed-income securities may have more liquidity risk because secondary trading markets for these securities may be smaller and less well-developed and the securities may trade less frequently. Liquidity risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally decline.

Indemnification Risk—In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote.

25

GLOBAL BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

NOTE G: Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $280 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the six months ended June 30, 2016.

NOTE H: Tax Information

As of December 31, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$290,931
Accumulated capital and other losses	(7,908	)(a)
Unrealized appreciation/(depreciation)	(323,329	)(b)

Total accumulated earnings/(deficit)	$(40,306)

(a)	As of December 31, 2015, the Portfolio had a net capital loss carryforward of $7,908.

(b)	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales, the tax treatment of swaps and the realization for tax purposes of gains/losses on certain derivative instruments.

For tax purposes, net capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses incurred for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of December 31, 2015, the Portfolio had a net short-term capital loss carryforward of $7,908 which may be carried forward for an indefinite period.

NOTE I: New Accounting Pronouncement

In May 2015, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2015-07 (the “ASU”) which removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient. The ASU also removes the requirement to make certain disclosures for investments that are eligible to be measured at fair value using the net asset value per share practical expedient but do not utilize that practical expedient. The ASU is effective for annual periods beginning after December 15, 2015 and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

NOTE J: Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Portfolio’s financial statements through this date.

26

GLOBAL BOND PORTFOLIO
FINANCIAL HIGHLIGHTS	AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	CLASS A
	Six Months Ended June 30, 2016 (unaudited)	April 29, 2015(a) to December 31, 2015
Net asset value, beginning of period	$9.96	$10.00

Income From Investment Operations
Net investment income (b)(c)	.08	.18
Net realized and unrealized gain (loss) on investment transactions and foreign currency transactions	.55	(.22)

Net increase (decrease) in net asset value from operations	.63	(.04)

Net asset value, end of period	$10.59	$9.96

Total Return
Total investment return based on net asset value (d)	6.33%	(.40)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10,583	$9,947
Ratio to average net assets of:
Expenses, net of waivers/reimbursements (e)^	.38%	.38%
Expenses, before waivers/reimbursements (e)^	3.19%	3.63%
Net investment income (c)^	1.66%	2.74%
Portfolio turnover rate	22%	62%

See footnote summary on page 28.

27

GLOBAL BOND PORTFOLIO
FINANCIAL HIGHLIGHTS
(continued)	AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	CLASS B
	Six Months Ended June 30, 2016 (unaudited)	April 29, 2015(a) to December 31, 2015
Net asset value, beginning of period	$9.94	$10.00

Income From Investment Operations
Net investment income (b)(c)	.07	.17
Net realized and unrealized gain (loss) on investment transactions and foreign currency transactions	.55	(.23)

Net increase (decrease) in net asset value from operations	.62	(.06)

Net asset value, end of period	$10.56	$9.94

Total Return
Total investment return based on net asset value (d)	6.24%	(.60)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$14	$11
Ratio to average net assets of:
Expenses, net of waivers/reimbursements (e)^	.63%	.64%
Expenses, before waivers/reimbursements (e)^	3.41%	3.90%
Net investment income (c)^	1.42%	2.55%
Portfolio turnover rate	22%	62%

(a)	Commencement of operations.

(b)	Based on average shares outstanding.

(c)	Net of fees and expenses waived/reimbursed by the Adviser.

(d)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect (i) insurance company’s separate account related expense charges and (ii) the deductions of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(e)	Expense ratios do not include expenses of ABGB in which the Portfolio invests. For the six months ended June 30, 2016 and period ended December 31, 2015, the estimated annualized blended expense ratios of acquired funds were .26% and .26%, respectively, for Class A and Class B Class Shares.

^	Annualized.

See notes to financial statements.

28

GLOBAL BOND PORTFOLIO
SENIOR OFFICER FEE EVALUATION	AB Variable Products Series Fund

THE FOLLOWING IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

SUMMARY OF SENIOR OFFICER’S EVALUATION OF INVESTMENT ADVISORY AGREEMENT1

The following is a summary of the evaluation of the Investment Advisory Agreement between AllianceBernstein L.P. (the “Adviser”) and the AB Variable Products Series Fund (the “Fund”), in respect of Global Bond Portfolio (the “Portfolio”).2 The evaluation of the Investment Advisory Agreement was prepared by Philip L. Kirstein, the Senior Officer of the Fund, for the Directors of the Fund, as required by the August 2004 agreement between the Adviser and the New York State Attorney General (the “NYAG”). The Senior Officer’s evaluation of the Investment Advisory Agreement is not meant to diminish the responsibility or authority of the Board of Directors of the Fund to perform its duties pursuant to Section 15 of the Investment Company Act of 1940 (the “40 Act”) and applicable state law. The purpose of the summary is to provide shareholders with a synopsis of the independent evaluation of the reasonableness of the advisory fees proposed to be paid by the Portfolio which was provided to the Directors in connection with their review of the initial approval of the Investment Advisory Agreement.

The Portfolio’s investment objective is to generate current income consistent with the preservation of capital. The Portfolio invests, under normal circumstances, at least 80% of its net assets in fixed-income securities. Under normal market conditions, the Portfolio invests significantly in fixed-income securities of companies located in at least three countries (including the United States). The Portfolio may invest in a broad range of fixed-income securities in both developed and emerging markets. The Portfolio may invest across all fixed-income sectors, including U.S. and non-U.S. government and corporate debt securities. The Portfolio’s investments may be denominated in local currency or U.S. dollar denominated. The Portfolio may invest in debt securities with a range of maturities from short- to long-term. Under normal market circumstances invest at least 75% of its net assets in fixed-income securities rated investment grade at the time of investment and may invest up to 25% of its net assets in below investment grade fixed-income securities.

The Adviser expects to utilize a variety of derivatives, including futures, interest rate and credit default swaps and currency derivatives, in its management of the Portfolio, and exposure through derivatives will generally count towards the percentage minimums and limits applicable to the Portfolio. In addition, the Portfolio is expected to enter into transactions such as reverse repurchase agreements and dollar rolls that are functionally equivalent to borrowings. These derivatives and borrowings are expected to create gross exposure to fixed income securities for the Portfolio substantially in excess of the Portfolio’s net assets, effectively leveraging the Portfolio.

The Adviser proposed the Barclays Capital Global Aggregate Bond Index (USD hedged) as the Portfolio’s benchmark. The Adviser expects Lipper and Morningstar to place the Portfolio in their respective World Bond and Global Income categories.

The Portfolio’s investment strategy would be substantially similar to that of AB Global Bond Fund, Inc. (“Global Bond Fund, Inc.”). At launch and for some period of time thereafter until Global Bond Portfolio can gather sufficient assets to make direct securities investments on a more efficient basis, the Portfolio intends to invest approximately 50% of its assets in Global Bond Fund, Inc.3

The Senior Officer’s evaluation considered the following factors:

1.	Management fees charged to institutional and other clients of the Adviser for like services;

2.	Management fees charged by other mutual fund companies for like services;

3.	Costs to the Adviser and its affiliates of supplying services pursuant to the advisory agreement, excluding any intra-corporate profit;

4.	Profit margins of the Adviser and its affiliates from supplying such services;

1	The information in the fee evaluation was completed on January 22, 2015 and discussed with the Board of Directors on February 3-4, 2015.

2	Future references to the Fund and the Portfolio do not include “AB.” References in the fee summary pertaining to performance and expense ratios refer to the Class A shares of the Portfolio.

3	The Adviser proposed an Acquired Fund Fee Waiver Agreement so that shareholders of Global Bond Portfolio will not have to bear the fund expenses of any affiliated underlying funds in which the Global Bond Portfolio may invest.

29

GLOBAL BOND PORTFOLIO
SENIOR OFFICER FEE EVALUATION
(continued)	AB Variable Products Series Fund

5.	Possible economies of scale as the Portfolio grows larger; and

6.	Nature and quality of the Adviser’s services including the performance of the Portfolio.

These factors, with the exception of the first factor, are generally referred to as the “Gartenberg factors,” which were articulated by the United States Court of Appeals for the Second Circuit in 1982. Gartenberg v. Merrill Lynch Asset Management, Inc., 694 F. 2d 923 (2d Cir. 1982). The first factor is an additional factor required to be considered by the Assurance of Discontinuance between the NYAG and the Adviser. On March 30, 2010, the Supreme Court held the Gartenberg decision was correct in its basic formulation of what Section 36(b) requires: to face liability under Section 36(b), “an investment adviser must charge a fee that is so disproportionately large that it bears no reasonable relationship to the services rendered and could not have been the product of arm’s length bargaining.” Jones v. Harris Associates L.P., 130 S. Ct. 1418 (2010). In the Jones decision, the Court stated the Gartenberg approach fully incorporates the correct understanding of fiduciary duty within the context of Section 36(b) and noted with approval that “Gartenberg insists that all relevant circumstances be taken into account” and “uses the range of fees that might result from arm’s-length bargaining as the benchmark for reviewing challenged fees.” 4

PORTFOLIO ADVISORY FEES, NET ASSETS & EXPENSE RATIOS

The Adviser proposed that the Portfolio pays the advisory fee set forth below for receiving the services to be provided pursuant to the Investment Advisory Agreement. The proposed advisory fee schedule for the Portfolio follows the advisory fee schedule of the High Income category of the NYAG settlement related fee categories.

Portfolio	Advisory Fee
Global Bond Portfolio	0.50% on the first $2.5 billion 0.45% on the next $2.5 billion 0.40% on the balance

In addition to paying the advisory fee, the Investment Advisory Agreement provides for the Adviser to be reimbursed for providing certain clerical, legal, accounting, administrative and other services.

The Adviser proposed an Acquired Fund Fee Agreement, which provides for the Adviser to waive all fees or reimburse expenses for a one year period after shares of the Portfolio are offered to the public in an amount equal to the Portfolio’s share of all fees and expenses of any AB Mutual Fund, in which the Portfolio may invest, so shareholders of the Portfolio will not bear those expenses. At present, it is not expected that the Portfolio will invest in any AB Mutual Fund other than Global Bond Fund, Inc.

The Portfolio‘s Expense Limitation Agreement calls for the Adviser to establish expense caps, set forth below, for a two year period after the date the date that shares of the Portfolio is first offered to the public.5 The Expense Limitation Agreement also provides a mechanism for reimbursing the Adviser for its expense cap subsidies. Under the Expense Limitation Agreement, the Adviser may be able to recoup all or a portion of the amounts waived or reimbursed until the end of three fiscal years after the fiscal period in which the amounts were waived or reimbursed to the extent that the reimbursements do not cause the expense ratios of the Portfolio’s share classes to exceed the expense caps. The Adviser will have the ability to recoup expenses during the three year fiscal period after an advisory fee waiver and/or expense reimbursement was made even if the Portfolio’s Expense Limitation Agreement terminates prior to the end of such three year fiscal period.

Portfolio	Expense Cap Pursuant to Expense Limitation Undertaking	Estimated Gross Expense Ratio[6]	Fiscal Year End
Global Bond Portfolio	Class A 0.64%	0.65%	December 31
	Class B 0.89%	0.90%

4	Jones v. Harris at 1427.

5	Prior to discussions between the Board of Directors and the Adviser at the February 3-5, 2015 meetings, the period after shares of the Portfolio are first offered to the public, in which the Adviser will waive all or a portion of its advisory fees and/or reimburse the Portfolio for fund expenses exceeding the Portfolio’s expense caps under the original terms of the Expense Limitation Undertaking, was for one year.

6	The Portfolio’s estimated gross expense ratios are based on an initial estimate of the Portfolio’s net assets at $250 million.

30

AB Variable Products Series Fund

I. ADVISORY FEES CHARGED TO INSTITUTIONAL AND OTHER CLIENTS

The advisory fees charged to investment companies which the Adviser manages and sponsors are normally higher than those charged to similar sized institutional accounts, including pension plans and sub-advised investment companies. The fee differential reflects, among other things, different services provided to such clients, and different liabilities assumed. Services to be provided by the Adviser to the Portfolio that are not provided to non-investment company clients and sub-advised investment companies include providing office space and personnel to serve as Fund Officers, who among other responsibilities make the certifications required under the Sarbanes–Oxley Act of 2002, and coordinating with and monitoring the Portfolio’s third party service providers such as Fund counsel, auditors, custodians, transfer agents and pricing services. The accounting, administrative, legal and compliance requirements for the Portfolio will be more costly than those for institutional assets due to the greater complexities and time required for investment companies, although as previously noted, the Adviser will be entitled to be reimbursed by the Portfolio for providing such services. Also, retail mutual funds managed by the Adviser are widely held. Servicing the Portfolio’s investors will be more time consuming and labor intensive compared to institutional clients since the Adviser needs to communicate with a more extensive network of financial intermediaries and shareholders. The Adviser also believes that it incurs substantial entrepreneurial risk when offering a new mutual fund, since establishing a new mutual fund requires a large upfront investment, and it may take a long time for the fund to achieve profitability since the fund must be priced to scale from inception in order to be competitive and assets are acquired one account at a time. In addition, managing the cash flow of an investment company may be more difficult than managing that of a stable pool of assets, such as an institutional account with little cash movement in either direction, particularly, if a fund is in net redemption and the Adviser is frequently forced to sell securities to raise cash for redemptions. However, managing a fund with positive cash flow may be easier at times than managing a stable pool of assets. In recent years, investment advisers have been sued by institutional clients and have suffered reputational damage both by the attendant publicity and outcomes other than complete victories. Accordingly, the legal and reputational risks associated with institutional accounts are greater than previously thought, although still not equal to those related to the mutual fund industry.

Notwithstanding the Adviser’s view that managing an investment company is not comparable to managing other institutional accounts because the services provided are different, the Supreme Court has indicated consideration should be given to the advisory fees charged to institutional accounts with a similar investment style as the Portfolio.7 In addition to the institutional fee schedule, set forth below are what would have been the effective advisory fee of the Portfolio had the institutional fee schedule been applicable to the Portfolio, the Portfolio’s advisory fee and the differences between those fees based on an initial estimate of the Portfolio’s net assets at $250 million.8

Portfolio	Projected Net Assets ($MM)	AB Institutional Fee Schedule	Effective AB Inst. Adv. Fee	Portfolio Advisory Fee	Difference
Global Bond Portfolio	$250.0	Global Plus Fixed Income 0.50% on first $30 million 0.25% on the balance Minimum account size: $25 million	0.280%	0.500%	0.220%

The Adviser manages Global Bond Fund Inc., a retail mutual fund that has a similar investment style as the Portfolio. Set forth below is the advisory fee schedule of Global Bond Fund, Inc. and what would have been the effective advisory fee of the Portfolio had the fee schedule of Global Bond Fund Inc. been applicable to the Portfolio based on an initial estimate of the Portfolio’s net asset at $250 million.

7	The Supreme Court stated that “courts may give such comparisons the weight that they merit in light of the similarities and differences between the services that the clients in question require, but the courts must be wary of inapt comparisons.” Among the significant differences the Supreme Court noted that may exist between services provided to mutual funds and institutional accounts are “higher marketing costs.” Jones v. Harris at 1428.

8	The Adviser has indicated that with respect to institutional accounts with assets greater than $300 million, it will negotiate a fee schedule. Discounts that are negotiated vary based upon each client relationship.

31

GLOBAL BOND PORTFOLIO
SENIOR OFFICER FEE EVALUATION
(continued)	AB Variable Products Series Fund

Portfolio	AB Fund	Fee	ABMF Effective Fee (%)	Portfolio Advisory Fee (%)
Global Bond Portfolio	Global Bond Fund, Inc.	0.50% on first $2.5 billion 0.45% on next $2.5 billion 0.40% on the balance	0.500%	0.500%

The Adviser also manages and sponsors retail mutual funds, which are organized in jurisdictions outside the United States, generally Luxembourg and Japan, and sold to non-United States resident investors. The Adviser charges the fees set forth for Global Plus Fixed Income, a Luxembourg fund that has a somewhat similar investment style as the Portfolio.

Fund	Fee[9]
Global Plus Fixed Income
Class A2	1.10%
Class I2 (Institutional)	0.55%

The AllianceBernstein Investment Trust Management mutual funds (“ITM”), which are offered to investors in Japan, have an “all-in” fee to compensate the Adviser for investment advisory as well as fund accounting and administrative related services. The fee schedule of the ITM mutual fund that has a somewhat similar investment style as the Portfolio is as follows:

Portfolio	ITM Mutual Fund	Fee
Global Bond Portfolio	AB Global Plus Bond Fund D/P (Hedged)[10]	0.10%[11],[12]

The Adviser provides sub-advisory services to certain other investment companies managed by other fund families. The Adviser charges the fee set forth below for the sub-advisory relationship that has a somewhat similar investment style as the Portfolio. Also shown are the Portfolio’s advisory fee and the effective fee of the sub-advisory relationship based on initial estimate of the Portfolio’s net assets at $250 million:

Portfolio		Fee Schedule	Effective Sub-Adv. Fee	Portfolio Advisory Fee
Global Bond Portfolio	Client #1	AB Sub-Advisory Fee Schedule: 0.15% of average daily net assets	0.150%	0.500%

It is fair to note that the services the Adviser provides pursuant to sub-advisory agreements are generally confined to the services related to the investment process; in other words, they are not as comprehensive as the services provided to the Portfolio by the Adviser.

While it appears that the sub-advisory relationship is paying a lower fee than the Portfolio, it is difficult to evaluate the relevance of such lower fees due to differences in terms of the services provided, risks involved and other competitive factors between the Portfolio and the sub-advisory relationship. There could be various business reasons why an investment adviser would be willing to provide a sub-advisory relationship investment related services at a different fee level than an investment company it is sponsoring where the investment adviser is providing all the services, not just investment management, generally required by a registered investment company.

9	Class A shares of the fund are charged an “all-in” fee, which includes investment advisory services and distribution related services, unlike Class I shares, whose fee is for only investment advisory services.

10	The ITM fund is privately placed or institutional.

11	In addition to the fee shown above, the ITM fund’s four institutional clients are charged an additional fee. Three of the four institutional clients are charged the following: 0.33% on the first ¥3 billion, 0.08% thereafter. The fourth institutional client is charged the following fee: 0.34% on the first ¥3 billion, 0.09% thereafter.

12	The Japanese Yen-U.S. dollar currency exchange rate quoted at 4 p.m. on October 31, 2014 by Reuters was ¥112 per $1. At that currency exchange rate, ¥3 billion would be equivalent to approximately $26.8 million.

32

AB Variable Products Series Fund

II. MANAGEMENT FEES CHARGED BY OTHER MUTUAL FUND COMPANIES FOR LIKE SERVICES.

Lipper, Inc. (“Lipper”), an analytical service that is not affiliated with the Adviser, compared the fees charged to the Portfolio with fees charged to other investment companies for similar services offered by other investment advisers.13 Lipper’s analysis included the Portfolio’s contractual management fee14 estimated at the approximate current asset level of the Portfolio to the median of the Portfolio’s Lipper Expense Group (“EG”).15

Lipper describes an EG as a representative sample of comparable funds. Lipper’s standard methodology for screening funds to be included in an EG entails the consideration of several fund criteria, including fund type, investment classification/objective, load type and similar 12b-1/non-12b-1 service fees, asset (size) comparability, expense components and attributes. An EG will typically consist of seven to twenty funds.

Portfolio	Contractual Management Fee[16]	Lipper EG Median (%)	Lipper EG Rank
Global Bond Portfolio[17]	0.500	0.625	1/8

Lipper also compared the Portfolio’s most recently completed fiscal year total expense ratio to the medians of the Portfolio’s EG and Lipper Expense Universe (“EU”). The EU is a broader group compared to the EG, consisting of all funds that have the same investment classification/objective and load type as the subject Portfolio.18

Portfolio	Total Expense Ratio (%)[19]	Lipper EG Median (%)	Lipper EG Rank	Lipper EU Median (%)	Lipper EU Rank
Global Bond Portfolio	0.640	0.733	1/8	0.723	2/17

Based on this analysis, the Portfolio has equally favorable rankings on a contractual management fee basis and on a total expense ratio basis.

III. COSTS TO THE ADVISER AND ITS AFFILIATES OF SUPPLYING SERVICES PURSUANT TO THE ADVISORY FEE ARRANGEMENT, EXCLUDING ANY INTRA-CORPORATE PROFIT.

The Adviser utilizes two profitability reporting systems, which operate independently but are aligned with each other, to estimate the Adviser’s profitability in connection with investment advisory services provided to the Portfolio. The Senior Officer has retained a consultant to provide independent advice regarding the alignment of the two profitability systems as well as the methodologies and allocations utilized by both profitability systems. See Section IV for additional discussion.

13	The Supreme Court cautioned against accepting mutual fund fee comparisons without careful scrutiny since “these comparisons are problematic because these fees, like those challenged, may not be the product of the negotiations conducted at arm’s length.” Jones v. Harris at 1429.

14	The contractual management fee is calculated by Lipper using the Portfolio’s contractual management fee rate at a hypothetical asset level. The hypothetical asset level is based on the combined net assets of all classes of the Portfolio, rounded up to the next $25 million. Lipper’s total expense ratio information is based on the most recent annual report except as otherwise noted. A ranking of “1” would mean that the Portfolio had the lowest effective fee rate in the Lipper peer group.

15	Lipper does not consider average account size when constructing EGs. Funds with relatively small average account sizes tend to have higher transfer agent expense ratios than comparable sized funds that have relatively large average account sizes. In addition, there are limitations in Lipper’s expense category data because different funds categorize expenses differently.

16	The contractual management fee would not reflect any expense reimbursements made by the Portfolio to the Adviser for certain clerical, legal, accounting, administrative and other services. In addition, the contractual management fee does not reflect any advisory fee waivers for expense caps that would effectively reduce the actual management fee.

17	The contractual management fee shown for the Portfolio does not take into consideration any advisory fee waivers or expense reimbursements made by the Adviser in connection with plans by the Portfolio to invest in Global Bond Funds, Inc.

18	Except for asset (size) comparability, Lipper uses the same criteria for selecting an EG when selecting an EU. Unlike the EG, the EU allows for the same adviser to be represented by more than just one fund.

19	Projected total expense ratio information, based on an initial net asset estimate of $250 million, pertains to the Portfolio’s Class A shares.

33

GLOBAL BOND PORTFOLIO
SENIOR OFFICER FEE EVALUATION
(continued)	AB Variable Products Series Fund

IV. PROFIT MARGINS OF THE ADVISER AND ITS AFFILIATES FOR SUPPLYING SUCH SERVICES.

The Portfolio has not yet commenced operations. Therefore, there is no historic profitability data with respect to the Adviser’s investment services to the Portfolio.

In addition to the Adviser’s direct profits from managing the Portfolio, certain of the Adviser’s affiliates have business relationships with the Portfolio and may earn a profit from providing other services to the Portfolio. The courts have referred to this type of business opportunity as “fall-out benefits” to the Adviser and indicated that such benefits should be factored into the evaluation of the total relationship between the Portfolio and the Adviser. Neither case law nor common business practice precludes the Adviser’s affiliates from earning a reasonable profit on this type of relationship. These affiliates provide transfer agent, distribution and brokerage related services to the Portfolio and receive transfer agent fees and Rule 12b-1 payments.

The Portfolio will adopt a distribution plan for Class B shares pursuant to Rule 12b-1 under the 40 Act. Under the distribution plan, the Portfolio pays distribution and servicing fees to its principal underwriter, AllianceBernstein Investments, Inc. (“ABI”), an affiliate of the Adviser, at an annual rate of up to 0.50% of each Portfolio’s average daily net assets attributable to Class B shares.

Financial intermediaries, such as insurers, will market and sell shares of the Portfolio and will typically receive compensation from ABI, the Adviser and/or the Portfolio for selling shares of the Portfolio. These financial intermediaries will receive compensation in any or all of the following forms: 12b-1 fees, defrayal of costs for educational seminars and training, additional distribution support, and payments related to providing contract-holder record-keeping and/or administrative services. Payments related to providing contract-holder record keeping and/or administrative services will generally not exceed 0.35% of the average daily net assets of each Portfolio attributable to the firm over the year. With respect to the Fund, ABI paid approximately $600,000 in 2013 and expects to pay approximately $600,000 in 2014 for educational support and distribution assistance (revenue sharing payments).

The transfer agent of the Fund is AB Investor Services (“ABIS”), an affiliate of the Adviser.20 The Fund pays ABIS a flat fee of $18,000 for each calendar year, which is allocated evenly among its separate Portfolios.

V. POSSIBLE ECONOMIES OF SCALE

The Adviser has indicated that economies of scale are being shared with shareholders through pricing to scale, breakpoints, fee reductions/waivers and enhancement to services.

In May 2012, an independent consultant, retained by the Senior Officer, provided the Board of Directors information on the Adviser’s firm-wide average costs from 2005 through 2011 and the potential economies of scale. The independent consultant noted that from 2005 through 2007 the Adviser experienced significant growth in assets under management (“AUM”). During this period, operating expenses increased, in part to keep up with growth, and in part reflecting market returns. However, from 2008 through the first quarter of 2009, AUM rapidly and significantly decreased due to declines in market value and client withdrawals. When AUM rapidly decreased, some operating expenses categories, including base compensation and office space, adjusted more slowly during this period, resulting in an increase in average costs. Since 2009, AUM have experienced less significant changes. The independent consultant noted that changes in operating expenses reflect changes in business composition and business practices in response to changes in financial markets. Finally, the independent consultant concluded that the increase in average cost and the decline in net operating margin across the Adviser since late 2008 are inconsistent with the view that there are currently reductions in average costs due to economies of scale that can be shared with the AB Mutual Funds managed by the Adviser through lower fees.

In February 2008, the independent consultant provided the Board of Directors an update of the Deli study on advisory fees and various fund characteristics.21,22 The independent consultant first reiterated the results of his previous two dimensional

20	It should be noted that the insurance companies, linked to the variable products, will provide additional shareholder services for the Portfolio, including record keeping, administration and customer service for contract holders.

21	The Deli study, originally published in 2002 based on 1997 data and updated for the February 2008 Presentation, may be of diminished value due to the age of the data used in the presentation and the changes experienced in the industry since 2008.

22	As mentioned previously, the Supreme Court cautioned against accepting mutual fund fee comparisons without careful scrutiny since the fees may not be the product of negotiations conducted at arm’s length. See Jones v. Harris at 1429.

34

AB Variable Products Series Fund

comparison analysis (fund size and family size) with the Board of Directors.23 The independent consultant then discussed the results of the regression model that was utilized to study the effects of various factors on advisory fees. The regression model output indicated that the bulk of the variation in fees predicted were explained by various factors, but substantially by fund AUM, family AUM, index fund indicator and investment style. The independent consultant also compared the advisory fees of the AB Mutual Funds to similar funds managed by 19 other large asset managers, regardless of the fund size and each Adviser’s proportion of mutual fund assets to non-mutual fund assets.

VI. NATURE AND QUALITY OF THE ADVISER’S SERVICES, INCLUDING THE PERFORMANCE OF THE PORTFOLIO

With assets under management of approximately $474 billion as of December 31, 2014, the Adviser has the investment experience to manage and provide non-investment services (described in Section I) to the Portfolio.

Since the Portfolio has not yet commenced operations, the Portfolio has no performance history. The Adviser does manage Global Bond Fund, Inc. and its 1, 3, 5 year and since inception performance returns as of December 31, 2014 against its benchmarks are shown in the table below.

	Periods Ended December 31, 2014 Annualized Performance
	1 Year (%)	3 Year (%)	5 Year (%)	Since Inception (%)
Global Bond Fund, Inc.[24]	6.92	3.84	5.07	5.13
Barclays Capital Global Aggregate Index (USD hedged)	7.59	4.34	4.60	4.79
Barclays Capital Global Treasury Index (USD hedged)	8.14	4.19	4.33	4.50
Inception Date: December 1, 2007

CONCLUSION:

Based on the factors discussed above the Senior Officer’s conclusion is that the proposed advisory fee for the Portfolio is reasonable and within the range of what would have been negotiated at arm’s-length in light of all the surrounding circumstances. The Senior Officer recommended that the Directors discuss with the Adviser the Acquired Fund Fee Agreement, which the Adviser proposed for a one year period after shares are offered to the public in an amount equal to the Portfolio’s share of all fees and expenses of any AB Mutual Fund, in which the Portfolio may invest. This conclusion in respect of the Portfolio is based on an evaluation of all of these factors and no single factor was dispositive.

Dated: February 27, 2015

23	The two dimensional analysis showed patterns of lower advisory fees for funds with larger asset sizes and funds from larger family sizes compared to funds with smaller asset sizes and funds from smaller family sizes, which according to the independent consultant is indicative of a sharing of economies of scale and scope. However, in less liquid and active markets, such is not the case, as the empirical analysis showed potential for diseconomies of scale in those markets. The empirical analysis also showed diminishing economies of scale and scope as funds surpassed a certain high level of assets.

24	Global Bond Fund, Inc.’s actual inception date of the fund is March 27, 1992. However, inception performance is shown only from December 1, 2007, which is the first full month since the retail mutual fund has been operating in with its current investment strategy.

35

VPS-GB-0152-0616

JUN    06.30.16

SEMI-ANNUAL REPORT

AB VARIABLE PRODUCTS SERIES FUND, INC.

+	GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO

Investment Products Offered

➢	Are Not FDIC Insured
➢	May Lose Value
➢	Are Not Bank Guaranteed

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO
EXPENSE EXAMPLE (unaudited)	AB Variable Products Series Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. The estimate of expenses does not include fees or other expenses of any variable insurance product. If such expenses were included, the estimate of expenses you paid during the period would be higher and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The estimate of expenses does not include fees or other expenses of any variable insurance product. If such expenses were included, the estimate of expenses you paid during the period would be higher and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of each classes’ table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$997.90	$3.43	0.69%
Hypothetical (5% annual return before expenses)	$1,000	$1,021.43	$3.47	0.69%

Class B
Actual	$1,000	$997.90	$4.57	0.92%
Hypothetical (5% annual return before expenses)	$1,000	$1,020.29	$4.62	0.92%

*	Expenses are equal to each classes’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

1

GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO
SECURITY TYPE BREAKDOWN*
June 30, 2016 (unaudited)	AB Variable Products Series Fund

SECURITY TYPE	U.S. $ VALUE	PERCENT OF TOTAL INVESTMENTS
Investment Companies	$24,338,808	39.2%
Inflation-Linked Securities	2,794,153	4.5
Options Purchased—Puts	68,379	0.1
Short-Term Investments	34,915,758	56.2

Total Investments	$62,117,098	100.0%

COUNTRY BREAKDOWN†

June 30, 2016 (unaudited)

COUNTRY	U.S. $ VALUE	PERCENT OF TOTAL INVESTMENTS
United States	$27,152,340	43.7%
Japan	30,650	0.1
Germany	17,019	0.0
United Kingdom	1,331	0.0
Short-Term Investments	34,915,758	56.2

Total Investments	$62,117,098	100.0%

*	The Portfolio’s security type breakdown is expressed as a percentage of total investments and may vary over time. The Portfolio also enters into derivatives transactions, which may be used for hedging or investment purpose (see “Portfolio of Investments” section of the report for additional details).

†	All data are as of June 30, 2016. The Portfolio’s country breakdown is expressed as a percentage of total investments and may vary over time.

2

GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2016 (unaudited)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES–38.2%
FUNDS AND INVESTMENT TRUSTS–38.2%
iShares Core S&P 500 ETF	23,730	$4,999,911
iShares MSCI EAFE ETF	90,720	5,063,083
iShares MSCI Emerging Markets ETF	27,800	955,208
iShares Russell 2000 ETF	11,040	1,269,269
SPDR S&P 500 ETF Trust	32,820	6,876,775
Vanguard S&P 500 ETF	26,920	5,174,562

Total Investment Companies (cost $23,800,128)		24,338,808

	Principal Amount (000)
INFLATION-LINKED SECURITIES–4.4%
UNITED STATES–4.4%
U.S. Treasury Inflation Index 0.375%, 7/15/25 (cost $2,756,860)	$2,714	2,794,153

	Contracts
OPTIONS PURCHASED–PUTS–0.1%
OPTIONS ON EQUITY INDICES–0.1%
Euro STOXX 50 Index Expiration: Jul 2016, Exercise Price: EUR 2,775.00(a)(b)	54	17,019
FTSE 100 Index Expiration: Jul 2016, Exercise Price: GBP 5,900.00(a)(b)	8	1,331
Nikkei 225 Index Expiration: Jul 2016, Exercise Price: JPY 16,000.00(b)(c)	6	30,650

		49,000

OPTIONS ON FUNDS AND INVESTMENT TRUSTS–0.0%
SPDR S&P 500 ETF Trust Expiration: Jul 2016, Exercise Price: $ 202.00(b)(d)	343	$19,379

Total Options Purchased–Puts (premiums paid $164,654)		68,379

	Shares
SHORT-TERM INVESTMENTS–54.9%
INVESTMENT COMPANIES–44.0%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 0.25%(e)(f) (cost $27,994,027)	27,994,027	27,994,027

	Principal Amount (000)
U.S. TREASURY BILLS–10.9%
U.S. Treasury Bill 0.01%, 7/07/16–10/06/16 (cost $6,921,731)	$6,924	6,921,731

Total Short-Term Investments (cost $34,915,758)		34,915,758

TOTAL INVESTMENTS–97.6% (cost $61,637,400)		62,117,098
Other assets less liabilities–2.4%		1,509,575

NET ASSETS–100.0%		$63,626,673

FUTURES (see Note D)

Type	Number of Contracts	Expiration Month	Original Value	Value at June 30, 2016	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Australian Bond Futures	12	September 2016	$1,202,352	$1,218,931	$16,579
10 Yr Canadian Bond Futures	16	September 2016	1,787,097	1,833,384	46,287
Euro BTP Futures	11	September 2016	1,725,265	1,740,876	15,611
Euro STOXX 50 Futures	81	September 2016	2,508,161	2,566,352	58,191
FTSE 100 Index Futures	8	September 2016	634,857	683,996	49,139
Long Gilt Futures	9	September 2016	1,467,474	1,539,470	71,996
Mini MSCI EAFE Futures	50	September 2016	4,047,077	4,038,000	(9,077)
S&P 500 E Mini Futures	29	September 2016	3,058,348	3,030,790	(27,558)
S&P TSX 60 Index Futures	9	September 2016	1,154,235	1,134,517	(19,718)

3

GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)	AB Variable Products Series Fund

Type	Number of Contracts	Expiration Month	Original Value	Value at June 30, 2016	Unrealized Appreciation/ (Depreciation)
Purchased Contracts: (continued)
SPI 200 Futures	5	September 2016	$482,509	$482,533	$24
TOPIX Index Futures	12	September 2016	1,496,999	1,447,344	(49,655)
U.S. T-Note 5 Yr (CBT) Futures	21	September 2016	2,518,532	2,565,445	46,913
U.S. T-Note 10 Yr (CBT) Futures	7	September 2016	907,551	930,891	23,340
U.S. Ultra Bond (CBT) Futures	2	September 2016	350,160	372,750	22,590

					$244,662

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Citibank	EUR	1,120	USD	1,240	9/20/16	$(6,170)
Citibank	USD	1,240	EUR	1,105	9/20/16	(10,089)
Credit Suisse International	EUR	2,204	USD	2,506	7/06/16	59,845
Deutsche Bank AG	GBP	858	USD	1,178	9/20/16	34,837
Morgan Stanley & Co.	USD	1,237	GBP	877	9/20/16	(68,216)
Royal Bank of Scotland PLC	AUD	784	USD	581	9/20/16	(2,536)
Royal Bank of Scotland PLC	EUR	1,505	USD	1,708	9/20/16	33,208
Royal Bank of Scotland PLC	GBP	1,207	USD	1,749	9/20/16	141,030
State Street Bank & Trust Co.	USD	2,511	EUR	2,204	7/06/16	(64,606)
State Street Bank & Trust Co.	AUD	192	USD	140	9/20/16	(3,294)
State Street Bank & Trust Co.	CAD	107	USD	84	9/20/16	1,205
State Street Bank & Trust Co.	CHF	795	USD	830	9/20/16	12,008
State Street Bank & Trust Co.	DKK	1,178	USD	180	9/20/16	3,739
State Street Bank & Trust Co.	EUR	1,031	USD	1,173	9/20/16	25,668
State Street Bank & Trust Co.	HKD	2,304	USD	297	9/20/16	(250)
State Street Bank & Trust Co.	JPY	230,433	USD	2,157	9/20/16	(80,243)
State Street Bank & Trust Co.	SEK	2,210	USD	272	9/20/16	9,747
State Street Bank & Trust Co.	SGD	158	USD	115	9/20/16	(2,010)

						$83,873

CALL OPTIONS WRITTEN (see Note D)

Description	Contracts	Exercise Price		Expiration Month	Premiums Received	U.S. $ Value
FTSE 100 Index(a)	4	GBP	6,500.00	July 2016	$1,028	$(4,473)
Nikkei 225 Index(c)	13	JPY	17,750.00	July 2016	4,825	(189)

					$5,853	$(4,662)

INTEREST RATE SWAPTIONS WRITTEN (see Note D)

Description	Index	Counterparty	Strike Rate	Expiration Date	Notional Amount (000)	Premiums Received	Market Value
Call—IRS RTR Swaption	3 Month LIBOR	JPMorgan Chase Bank, NA	1.26%	7/18/16	$6,200	$13,635	$(12,183)

4

AB Variable Products Series Fund

PUT OPTIONS WRITTEN (see Note D)

Description	Contracts	Exercise Price		Expiration Month	Premiums Received	U.S. $ Value
Euro STOXX 50 Index(a)	54	EUR	2,675.00	July 2016	$ 33,299	$ (7,071)
FTSE 100 Index(a)	8	GBP	5,700.00	July 2016	11,594	(958)
iShares MSCI Emerging Markets(d)	1,311	$	30.50	July 2016	32,721	(5,244)
Nikkei 225 Index(c)	6	JPY	15,375.00	July 2016	8,724	(9,878)
SPDR S&P 500 ETF Trust(d)	343	$	193.00	July 2016	29,826	(4,974)

					$ 116,164	$ (28,125)

(a)	One contract relates to 10 shares.

(b)	Non-income producing security.

(c)	One contract relates to 1000 shares.

(d)	One contract relates to 100 shares.

(e)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(f)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

Currency Abbreviations:

AUD—Australian Dollar

CAD—Canadian Dollar

CHF—Swiss Franc

DKK—Danish Krone

EUR—Euro

GBP—Great British Pound

HKD—Hong Kong Dollar

JPY—Japanese Yen

SEK—Swedish Krona

SGD—Singapore Dollar

USD—United States Dollar

Glossary:

BTP—Buoni del Tesoro Poliennali

CBT—Chicago Board of Trade

EAFE—Europe, Australia, and Far East

ETF—Exchange Traded Fund

FTSE—Financial Times Stock Exchange

IRS—Interest Rate Swaption

MSCI—Morgan Stanley Capital International

RTR—Right To Receive

SPDR—Standard & Poor’s Depository Receipt

SPI—Share Price Index

TOPIX—Tokyo Price Index

TSX—Toronto Stock Exchange

See notes to financial statements.

5

GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO
STATEMENT OF ASSETS & LIABILITIES
June 30, 2016 (unaudited)	AB Variable Products Series Fund

ASSETS
Investments in securities, at value
Unaffiliated issuers (cost $33,643,373)	$34,123,071
Affiliated issuers (cost $27,994,027)	27,994,027
Cash collateral due from broker	1,055,783
Foreign currencies, at value (cost $61,817)	60,816
Unrealized appreciation on forward currency exchange contracts	321,287
Receivable for capital stock sold	249,545
Receivable for variation margin on exchange-traded derivatives	169,967
Dividends and interest receivable	39,965
Receivable due from Adviser	5,110

Total assets	64,019,571

LIABILITIES
Due to custodian	9,340
Options written, at value (premiums received $122,017)	32,787
Swaptions written, at value (premiums received $13,635)	12,183
Unrealized depreciation on forward currency exchange contracts	237,414
Legal fee payable	30,004
Audit and tax fee payable	25,798
Distribution fee payable	12,810
Payable for capital stock redeemed	8,984
Administrative fee payable	3,940
Transfer Agent fee payable	65
Accrued expenses	19,573

Total liabilities	392,898

NET ASSETS	$63,626,673

COMPOSITION OF NET ASSETS
Capital stock, at par	$6,805
Additional paid-in capital	64,422,962
Undistributed net investment income	307,951
Accumulated net realized loss on investment transactions and foreign currency transactions	(2,012,617)
Net unrealized appreciation on investments and foreign currency denominated assets and liabilities	901,572

$63,626,673

Net Asset Value Per Share—1 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value
A	$10,312	1,100	$9.37
B	$63,616,361	6,804,394	$9.35

See notes to financial statements.

6

GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2016 (unaudited)	AB Variable Products Series Fund

INVESTMENT INCOME
Dividends
Unaffiliated issuers	$267,433
Affiliated issuers	50,666
Interest	10,331

328,430

EXPENSES
Advisory fee (see Note B)	168,764
Distribution fee—Class B	70,306
Transfer agency—Class B	1,309
Custodian	34,880
Audit and tax	25,838
Legal	18,347
Administrative	17,360
Amortization of offering expenses	14,871
Directors’ fees	10,665
Printing	6,645
Miscellaneous	14,728

Total expenses	383,713
Less: expenses waived and reimbursed by the Adviser (see Note B)	(124,137)

Net expenses	259,576

Net investment income	68,854

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions	(435,614)
Futures	(222,271)
Options written	210,985
Swaps	351
Foreign currency transactions	(509,700)
Net change in unrealized appreciation/depreciation of:
Investments	513,803
Futures	155,106
Options written	60,531
Swaptions written	1,452
Foreign currency denominated assets and liabilities	129,180

Net loss on investment and foreign currency transactions	(96,177)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$(27,323)

See notes to financial statements.

7

GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS	AB Variable Products Series Fund

	Six Months Ended June 30, 2016 (unaudited)	April 28, 2015(a) to December 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$68,854	$59,321
Net realized loss on investment transactions and foreign currency transactions	(956,249)	(890,383)
Net change in unrealized appreciation/depreciation of investments and foreign currency denominated assets and liabilities	860,072	41,500

Net decrease in net assets from operations	(27,323)	(789,562)
CAPITAL STOCK TRANSACTIONS
Net increase	12,528,683	51,914,875

Total increase	12,501,360	51,125,313
NET ASSETS
Beginning of period	51,125,313	–0	–

End of period (including undistributed net investment income of $307,951 and $239,097, respectively)	$63,626,673	$51,125,313

(a)	Commencement of operations.

See notes to financial statements.

8

GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2016 (unaudited)	AB Variable Products Series Fund

NOTE A: Significant Accounting Policies

The AB Global Risk Allocation—Moderate Portfolio (the “Portfolio”), is a series of AB Variable Products Series Fund, Inc. (the “Fund”). AB Global Risk Allocation—Moderate Portfolio commenced operations on April 28, 2015. The Portfolio’s investment objective is to generate income and price appreciation without assuming what the Adviser considers undue risk. The Portfolio is non-diversified as defined under the Investment Company Act of 1940. The Fund was incorporated in the State of Maryland on November 17, 1987, as an open-end series investment company. The Fund offers sixteen separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. As of June 30, 2016 AllianceBernstein L.P. (the “Adviser”) was the sole shareholder of Class A shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio’s net asset value per share.

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g. last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Such factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the

9

GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

Portfolio may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Portfolio values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk

10

AB Variable Products Series Fund

of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2016:

	Level 1		Level 2		Level 3		Total
Investments in Securities:
Assets:
Investment Companies	$24,338,808		$–0	–	$–0	–	$24,338,808
Inflation-Linked Securities	–0	–	2,794,153		–0	–	2,794,153
Options Purchased—Puts	–0	–	68,379		–0	–	68,379
Short-Term Investments:
Investment Companies	27,994,027		–0	–	–0	–	27,994,027
U.S. Treasury Bills	–0	–	6,921,731		–0	–	6,921,731

Total Investments in Securities	52,332,835		9,784,263		–0	–	62,117,098
Other Financial Instruments(a):
Assets:
Futures	243,316		107,354		–0	–	350,670	(b)
Forward Currency Exchange Contracts	–0	–	321,287		–0	–	321,287
Liabilities:
Futures	(56,353)		(49,655)		–0	–	(106,008	)(b)
Forward Currency Exchange Contracts	–0	–	(237,414)		–0	–	(237,414)
Call Options Written	–0	–	(4,662)		–0	–	(4,662)
Interest Rate Swaptions Written	–0	–	(12,183)		–0	–	(12,183)
Put Options Written	–0	–	(28,125)		–0	–	(28,125)

Total(c)	$52,519,798		$9,880,865		$–0	–	$62,400,663

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument. Other financial instruments may also include options written and swaptions written which are valued at market value.

(b)	Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative appreciation/(depreciation) of exchange-traded derivatives as reported in the portfolio of investments.

(c)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Committee to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due

11

GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

diligence meetings, review of methodologies, new developments and processes at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolio’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current tax year and the prior tax year) and has concluded that no provision for income tax is required in the Portfolio’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Portfolio is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income.

6. Class Allocations

All income earned and expenses incurred by the Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Fund are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Offering Expenses

Offering expenses of $46,000 were deferred and amortized on a straight line basis over a one year period starting from April 28, 2015 (commencement of operations).

12

AB Variable Products Series Fund

NOTE B: Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Portfolio pays the Adviser an advisory fee at an annual rate of .60% of the Portfolio’s average daily net assets. The fee is accrued daily and paid monthly. The Adviser has agreed to waive its fees and bear certain expenses, to the extent necessary to limit total operating expenses on an annual basis (the “Expense Caps”) to ..75% and 1.00% of daily average net assets for Class A and Class B, respectively. Any fees waived and expenses borne by the Adviser through April 28, 2016 may be reimbursed by the Portfolio until December 31, 2019, provided that no reimbursement payment will be made that would cause the Portfolio’s total annual fund operating expenses to exceed the net fee percentage set forth above. The Expense Caps may not be terminated by the Adviser before May 1, 2017. For the six months ended June 30, 2016, such reimbursement amounted to $119,220.

Pursuant to the investment advisory agreement, the Portfolio may reimburse the Adviser for certain legal and accounting services provided to the Portfolio by the Adviser. For the six months ended June 30, 2016, the reimbursement for such services amounted to $17,360.

The Portfolio compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation retained by ABIS amounted to $569 for the six months ended June 30, 2016.

The AB Fixed-Income Shares, Inc.—Government STIF Portfolio (the “Government STIF Portfolio”), prior to June 1, 2016, was offered as a cash management option to mutual funds and other institutional accounts of the Adviser, and was not available for direct purchase by members of the public. Prior to June 1, 2016, the Government STIF Portfolio paid no investment management fees but did bear its own expenses. As of June 1, 2016, the Government STIF Portfolio, which was renamed “AB Government Money Market Portfolio” (the “Government Money Market Portfolio”), will have a contractual investment management fee rate of .20% and will continue to bear its own expenses. In connection with the investment by the Portfolio in the Government Money Market Portfolio, the Adviser will waive its investment management fee from the Portfolio in an amount equal to Government Money Market Portfolio’s effective management fee. Such waiver amounted to $4,917. A summary of the Portfolio’s transactions in shares of the Government Money Market Portfolio for the six months ended June 30, 2016 is as follows:

Market Value December 31, 2015 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value June 30, 2016 (000)	Dividend Income (000)
$25,515	$23,233	$20,754	$27,994	$51

Brokerage commissions paid on investment transactions for the six months ended June 30, 2016 amounted to $31,338, of which $0 and $0, respectively, was paid to Sanford C. Bernstein & Co. LLC and Sanford C. Bernstein Limited, affiliates of the Adviser.

NOTE C: Distribution Plan

The Portfolio has adopted a Distribution Plan (the “Plan”) for Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Portfolio pays distribution and servicing fees to AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, at an annual rate of up to ..25% of the Portfolio’s average daily net assets attributable to Class B shares. The fees are accrued daily and paid monthly. The Board currently limits payments under the Plan to .25% of the Portfolio’s average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio’s Class B shares. Since the Distributor’s compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the “compensation” variety.

In the event that the Plan is terminated or not continued, no distribution or servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio’s shares.

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GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

NOTE D: Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2016 were as follows:

	Purchases	Sales
Investment securities (excluding U.S. government securities)	$21,658,090	$17,019,206
U.S. government securities	2,753,143	–0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding futures, foreign currency, written options and swap transactions) are as follows:

Gross unrealized appreciation	$1,162,255
Gross unrealized depreciation	(682,557)

Net unrealized appreciation	$479,698

1. Derivative Financial Instruments

The Portfolio may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Portfolio, as well as the methods in which they may be used are:

•	Futures

The Portfolio may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. The Portfolio bears the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Portfolio may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

At the time the Portfolio enters into futures, the Portfolio deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is effected. Such amount is shown as cash collateral due from broker on the statement of assets and liabilities. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Use of long futures subjects the Portfolio to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures. Use of short futures subjects the Portfolio to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of futures can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

During the six months ended June 30, 2016, the Portfolio held futures for hedging and non-hedging purposes.

•	Forward Currency Exchange Contracts

The Portfolio may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

14

AB Variable Products Series Fund

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Portfolio. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the six months ended June 30, 2016, the Portfolio held forward currency exchange contracts for hedging and non-hedging purposes.

•	Option Transactions

For hedging and investment purposes, the Portfolio may purchase and write (sell) put and call options on U.S. and foreign securities, including government securities, and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets. Among other things, the Portfolio may use options transactions for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions” and may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, for hedging and investment purposes.

The risk associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from written options which expire unexercised are recorded by the Portfolio on the expiration date as realized gains from options written. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolio has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Portfolio. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

The Portfolio may also invest in options on swap agreements, also called “swaptions”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based “premium”. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return on a specified asset, reference rate, or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties.

At June 30, 2016, the maximum payments for written put options amounted to $104,768,950. In certain circumstances maximum payout amounts may be partially offset by recovery values of the respective referenced assets and upfront premium received upon entering into the contract.

During the six months ended June 30, 2016, the Portfolio held purchased options for hedging and non-hedging purposes. During the six months ended June 30, 2016, the Portfolio held written options for hedging and non-heding purposes. During the six months ended June 30, 2016, the Portfolio held written Swaptions for hedging and non-hedging purposes.

15

GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

For the six months ended June 30, 2016, the Portfolio had the following transactions in written options and swaptions:

	Number of Contracts		Premiums Received
Options written outstanding as of 12/31/15	224		$41,766
Options written	4,179		453,411
Options assigned	(136)		(38,002)
Options expired	(2,303)		(280,232)
Options bought back	(225)		(54,926)
Options exercised	–0	–	–0	–

Options written outstanding as of 06/30/16	1,739		$122,017

	Notional Amount		Premiums Received
Swaptions written outstanding as of 12/31/15	–0	–	$–0	–
Swaptions written	6,200,000		13,635
Swaptions expired	–0	–	–0	–
Swaptions bought back	–0	–	–0	–
Swaptions exercised	–0	–	–0	–

Swaptions written outstanding as of 06/30/16	6,200,000		$13,635

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) or similar master agreements (collectively, “Master Agreements”) with its derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination.

Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as derivative transactions, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party. In the event of a default by a Master Agreements counterparty, the return of collateral with market value in excess of the Portfolio’s net liability, held by the defaulting party, may be delayed or denied.

The Portfolio’s Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Portfolio decline below specific levels (“net asset contingent features”). If these levels are triggered, the Portfolio’s counterparty has the right to terminate such transaction and require the Portfolio to pay or receive a settlement amount in connection with the terminated transaction. For additional details, please refer to netting arrangements by counterparty tables below.

At June 30, 2016, the Portfolio had entered into the following derivatives:

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable/Payable for variation margin on exchange-traded derivatives	$243,316	*
Equity contracts	Receivable/Payable for variation margin on exchange-traded derivatives	107,354	*	Receivable/Payable for variation margin on exchange-traded derivatives	$106,008	*

16

AB Variable Products Series Fund

	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on forward currency exchange contracts	$321,287	Unrealized depreciation on forward currency exchange contracts	$237,414
Equity contracts	Investments in securities, at value	68,379
Interest rate contracts			Swaptions written, at value	12,183
Equity contracts			Options written, at value	32,787

Total		$740,336		$388,392

*	Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative appreciation/(depreciation) of exchange-traded derivatives as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation/depreciation of futures	$544,944	$286,037
Equity contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation/depreciation of futures	(767,215)	(130,931)
Foreign exchange contracts	Net realized gain (loss) on foreign currency transactions; Net change in unrealized appreciation/depreciation of foreign currency denominated assets and liabilities	(544,125)	128,678
Interest rate contracts	Net realized gain (loss) on investment transactions; Net change in unrealized appreciation/depreciation of investments	(294)	–0	–
Equity contracts	Net realized gain (loss) on investment transactions; Net change in unrealized appreciation/depreciation of investments	(212,375)	25,591
Interest rate contracts	Net realized gain (loss) on swaptions written; Net change in unrealized appreciation/depreciation of swaptions written		1,452
Equity contracts	Net realized gain (loss) on options written; Net change in unrealized appreciation/depreciation of options written	210,985	60,531
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	351	–0	–

Total		$(767,729)	$371,358

17

GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

The following table represents the average monthly volume of the Portfolio’s derivative transactions during the six months ended June 30, 2016:

Futures:
Average original value of buy contracts	$28,128,671
Average original value of sale contracts	$371,723	(a)

Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$3,962,834
Average principal amount of sale contracts	$13,606,289

Purchased Options:
Average monthly cost	$160,396

(a)	Positions were open for two months during the period.

For financial reporting purposes, the Portfolio does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All derivatives held at period end were subject to netting arrangements. The following table presents the Portfolio’s derivative assets and liabilities by counterparty net of amounts available for offset under Master Agreements (“MA”) and net of the related collateral received/pledged by the Portfolio as of June 30, 2016:

Counterparty	Derivative Assets Subject to a MA	Derivative Available for Offset		Cash Collateral Received		Security Collateral Received		Net Amount of Derivatives Assets
Exchange-Traded Derivatives:
Morgan Stanley & Co., Inc./Morgan Stanley & Co., LLC*	$238,265	$(32,787)		$–0	–	$–0	–	$205,478

Total	$238,265	$(32,787)		$–0	–	$–0	–	$205,478

OTC Derivatives:
Credit Suisse International	$59,845	$–0	–	$–0	–	$–0	–	$59,845
Deutsche Bank AG	34,837	–0	–	–0	–	–0	–	34,837
Royal Bank of Scotland PLC	174,238	(2,536)		–0	–	–0	–	171,702
State Street Bank & Trust Co.	52,367	(52,367)		–0	–	–0	–	–0	–

Total	$321,287	$(54,903)		$–0	–	$–0	–	$266,384	^

Counterparty	Derivative Liabilities Subject to a MA	Derivative Available for Offset		Cash Collateral Pledged		Security Collateral Pledged		Net Amount of Derivatives Liabilities
Exchange-Traded Derivatives:
Morgan Stanley & Co., Inc./Morgan Stanley & Co., LLC*	$32,787	$(32,787)		$–0	–	$–0	–	$–0	–

Total	$32,787	$(32,787)		$–0	–	$–0	–	$–0	–

OTC Derivatives:
Citibank	$16,259	$–0	–	$–0	–	$–0	–	$16,259
JPMorgan Chase Bank, NA	12,183	–0	–	–0	–	–0	–	12,183
Morgan Stanley & Co.	68,216	–0	–	–0	–	–0	–	68,216
Royal Bank of Scotland PLC	2,536	(2,536)		–0	–	–0	–	–0	–
State Street Bank & Trust Co.	150,403	(52,367)		–0	–	–0	–	98,036

Total	$249,597	$(54,903)		$–0	–	$–0	–	$194,694	^

*	Cash and securities have been posted for initial margin requirements for exchange-traded derivatives outstanding at June 30, 2016.

^	Net amount represents the net receivable/(payable) that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

18

AB Variable Products Series Fund

2. Currency Transactions

The Portfolio may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Portfolio may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Portfolio may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Portfolio and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Portfolio may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

3. TBA and Dollar Rolls

The Portfolio may invest in TBA mortgage-backed securities. A TBA, or “To Be Announced”, trade represents a contract for the purchase or sale of mortgage-backed securities to be delivered at a future agree-upon date; however, the specific mortgage pool numbers or the number of pools that will be delivered to fulfill the trade obligation or terms of the contract are unknown at the time of the trade. Mortgage pools (including fixed-rate or variable-rate mortgages) guaranteed by the Government National Mortgage Association, or GNMA, the Federal National Mortgage Association, or FNMA, or the Federal Home Loan Mortgage Corporation, or FHLMC, are subsequently allocated to the TBA transactions.

The Portfolio may enter into dollar rolls. Dollar rolls involve sales by the Portfolio of securities for delivery in the current month and the Portfolio’s simultaneously contracting to repurchase substantially similar (same type and coupon) securities on a specified future date. During the roll period, the Portfolio forgoes principal and interest paid on the securities. The Portfolio is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the “drop”) as well as by the interest earned on the cash proceeds of the initial sale. Dollar rolls involve the risk that the market value of the securities the Portfolio is obligated to repurchase under the agreement may decline below the repurchase price. Dollar rolls are speculative techniques. During the six months ended June 30, 2016, the Portfolio had no transactions in dollar rolls.

NOTE E: Capital Stock

Each class consists of 500,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	SHARES			AMOUNT
	Six Months Ended June 30, 2016 (unaudited)		April 28, 2015(a) to December 31, 2015	Six Months Ended June 30, 2016 (unaudited)		April 28, 2015(a) to December 31, 2015
Class A
Shares sold	–0	–	999,000	$–0	–	$9,989,999
Shares redeemed	–0	–	(997,900)	–0	–	(9,260,512)

Net increase	–0	–	1,100	$–0	–	$729,487

Class B
Shares sold	1,733,028		5,664,403	$15,969,163		$53,289,350
Shares redeemed	(372,073)		(220,964)	(3,440,480)		(2,103,962)

Net increase	1,360,955		5,443,439	$12,528,683		$51,185,388

(a)	Commencement of operations.

NOTE F: Risks Involved in Investing in the Portfolio

Allocation Risk—The allocation of investments among asset classes may have a significant effect on the Portfolio’s net asset value, or NAV, when asset classes in which the Portfolio has invested more heavily perform worse than the asset classes invested in less heavily.

Interest Rate Risk and Credit Risk—Interest rate risk is the risk that changes in interest rates will affect the value of the Portfolio’s investments in fixed-income debt securities such as bonds or notes. Increases in interest rates may cause the value of the Portfolio’s investments to decline. Credit risk is the risk that the issuer or guarantor of a debt security, or the counterparty to a derivative contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit rating. Credit risk is greater for

19

GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

medium quality and lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as “junk bonds”) have speculative elements or are predominantly speculative risks.

Investments in fixed-income securities with ratings below investment grade (commonly known as “junk bonds”) tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the junk bond market generally and less secondary market liquidity.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Portfolio’s investments or reduce its returns.

Derivatives Risk—The Portfolio may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Portfolio, and subject to counterparty risk to a greater degree than more traditional investments. Derivatives may result in significant losses, including losses that are far greater than the value of the derivatives reflected on the statement of assets and liabilities.

Leverage Risk—When the Portfolio borrows money or otherwise leverages its portfolio, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Portfolio’s investments. The Portfolio may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures contracts or by borrowing money. The use of derivative instruments by the Portfolio, such as forwards, futures, options and swaps, may also result in a form of leverage. Leverage may result in higher returns to the Portfolio than if the Portfolio were not leveraged, but may also adversely affect returns, particularly if the market is declining.

Liquidity Risk—Liquidity risk occurs when certain investments become difficult to purchase or sell. Difficulty in selling less liquid securities may result in sales at disadvantageous prices affecting the value of your investment in the Portfolio. Causes of liquidity risk may include low trading volumes and large positions. Foreign fixed-income securities may have more liquidity risk because secondary trading markets for these securities may be smaller and less well-developed and the securities may trade less frequently. Liquidity risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally decline.

High Yield Debt Securities—Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the junk bond market generally and less secondary market liquidity.

Non-Diversification Risk—The Portfolio may have more risk because it is “non-diversified”, meaning that it can invest more of its assets in a smaller number of issuers and that adverse changes in the value of one security could have a more significant effect on the Portfolio NAV.

Indemnification Risk—In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Portfolio has not accrued any liability in connection with these indemnification provisions.

NOTE G: Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $280 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the six months ended June 30, 2016.

20

AB Variable Products Series Fund

NOTE H: Tax Information

As of December 31, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$193,254
Accumulated capital and other losses	(946,504	)(a)
Unrealized appreciation/(depreciation)	(22,521	)(b)

Total accumulated earnings/(deficit)	$(775,771)

(a)	As of December 31, 2015, the Portfolio had a net capital loss carryforward of $771,662. As of that date, the cumulative deferred loss on straddles was $174,842.

(b)	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of gains/losses on certain derivative instruments.

For tax purposes, net capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses incurred for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of December 31, 2015, the Portfolio had a net short-term capital loss carryforward of $246,484 and a net long-term capital loss carryforward of $525,178 which may be carried forward for an indefinite period.

NOTE I: New Accounting Pronouncement

In May 2015, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2015-07 (the “ASU”) which removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient. The ASU also removes the requirement to make certain disclosures for investments that are eligible to be measured at fair value using the net asset value per share practical expedient but do not utilize that practical expedient. The ASU is effective for annual periods beginning after December 15, 2015 and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

NOTE J: Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Portfolio’s financial statements through this date.

21

GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO
FINANCIAL HIGHLIGHTS	AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	CLASS A
	Six Months Ended June 30, 2016 (unaudited)	April 28, 2015(a) to December 31, 2015
Net asset value, beginning of period	$9.40	$10.00

Income From Investment Operations
Net investment income (b)(c)	.02	.05
Net realized and unrealized loss on investment transactions and foreign currency transactions	(.05)	(.65)

Net decrease in net asset value from operations	(.03)	(.60)

Net asset value, end of period	$9.37	$9.40

Total Return
Total investment return based on net asset value (d)	(.21)%	(6.00)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements (e)^	.67%	.69%
Expenses, before waivers/reimbursements (e)^	1.12%	3.21%
Net investment income (c)^	.44%	.82%
Portfolio turnover rate	72%	111%

See footnote summary on page 23.

22

AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	CLASS B
	Six Months Ended June 30, 2016 (unaudited)	April 28, 2015(a) to December 31, 2015
Net asset value, beginning of period	$9.39	$10.00

Income From Investment Operations
Net investment income (b)(c)	.01	.01
Net realized and unrealized loss on investment transactions and foreign currency transactions	(.05)	(.62)

Net decrease in net asset value from operations	(.04)	(.61)

Net asset value, end of period	$9.35	$9.39

Total Return
Total investment return based on net asset value (d)	(.21)%	(6.20)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$63,617	$51,115
Ratio to average net assets of:
Expenses, net of waivers/reimbursements (e)^	.92%	.94%
Expenses, before waivers/reimbursements (e)^	1.36%	1.62%
Net investment income (c)^	.24%	.19%
Portfolio turnover rate	72%	111%

(a)	Commencement of operations.

(b)	Based on average shares outstanding.

(c)	Net of fees waived and expenses reimbursed by the Adviser.

(d)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect (i) insurance company’s separate account related expense charges and (ii) the deductions of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(e)	Expense ratios do not include expenses of acquired funds in which the Portfolio invests. For the six months ended June 30, 2016 and the period ended December 31, 2015, the estimated annualized blended expense ratios of acquired funds in which the Portfolio invests were .08% and .06%, respectively, for both Class A and Class B Shares.

^	Annualized.

See notes to financial statements.

23

GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO
SENIOR OFFICER FEE EVALUATION	AB Variable Products Series Fund

THE FOLLOWING IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

SUMMARY OF SENIOR OFFICER’S EVALUATION OF INVESTMENT ADVISORY AGREEMENT1

The following is a summary of the evaluation of the Investment Advisory Agreement between AllianceBernstein L.P. (the “Adviser”) and the AB Variable Products Series Fund (the “Fund”), in respect of Global Risk Allocation—Moderate Portfolio (“Risk Allocation Portfolio” or the “Portfolio”).2 The evaluation of the Investment Advisory Agreement was prepared by Philip L. Kirstein, the Senior Officer of the Fund, for the Directors of the Fund, as required by the August 2004 agreement between the Adviser and the New York State Attorney General (the “NYAG”). The Senior Officer’s evaluation of the Investment Advisory Agreement is not meant to diminish the responsibility or authority of the Board of Directors of the Fund to perform its duties pursuant to Section 15 of the Investment Company Act of 1940 (the “40 Act”) and applicable state law. The purpose of the summary is to provide shareholders with a synopsis of the independent evaluation of the reasonableness of the advisory fees proposed to be paid by the Portfolio which was provided to the Directors in connection with their review of the initial approval of the of the Investment Advisory Agreement.

The Portfolio seeks long term growth of capital with consideration of reducing volatility. The Portfolio will invest dynamically in a number of global equity and fixed-income asset classes, including equity securities of all types, corporate fixed-income securities, fixed income securities of U.S. and foreign governments and their agencies and instrumentalities, and inflation-indexed instruments (including Treasury Inflation Protected Securities). The Portfolio will invest in fixed-income securities with a range of maturities from short- to long-term. The Portfolio’s investments in each asset class may generally be global in nature, and may generally include investments in developed markets only. In making decisions on the allocation of asset classes, the Portfolio may use a risk-weighted allocation methodology based on the expected “tail risk” of each asset class. This strategy attempts to provide investors with favorable long-term total return while minimizing exposure to volatility and material downside or “tail” events. To execute this strategy, an expected tail loss for each asset class is calculated based on historical market behavior and on a forward-looking basis through options prices. Portfolio assets are then allocated among asset classes so that growth assets, such as global equities, contribute the majority of the expected tail risk of the Portfolio, and safety assets, such as government securities of developed countries, contribute a lesser amount of tail risk. The Adviser will make frequent adjustments to the Portfolio’s asset class exposures based on these tail risk determinations. The specified tail risk allocations will generally result in an asset allocation for the Portfolio of approximately 60% equities and 40% fixed income securities.

To help limit tail risk, the Portfolio may utilize a risk management system strategy involving the purchase of put options and sale of call options on equity indexes, equity index futures or ETFs. The Adviser may also assess tail risk on a security, sector and country basis, and make adjustments to the Portfolio’s allocations within each asset class where possible. The Adviser expects to utilize a variety of derivatives in managing the Portfolio to gain exposure to various equity and fixed-income asset classes to limit tail risk. These derivatives are expected to create gross exposure for the Portfolio that will at times be substantially in excess of the Portfolio’s net assets.

The Adviser proposed the MSCI World Index (Net) as the Portfolio’s benchmark. The Adviser also proposed a secondary benchmark for the Portfolio, 60% MSCI World Index (Net) / 40% Barclays Capital G7 Global Treasury Index. The Adviser anticipates that Lipper and Morningstar will place the Portfolio in their respective Flexible and Tactical Allocation categories.

The Senior Officer’s evaluation considered the following factors:

1.	Management fees charged to institutional and other clients of the Adviser for like services;

2.	Management fees charged by other mutual fund companies for like services;

3.	Costs to the Adviser and its affiliates of supplying services pursuant to the advisory agreement, excluding any intra-corporate profit;

4.	Profit margins of the Adviser and its affiliates from supplying such services;

1	The information in the fee evaluation was completed on January 22, 2015 and discussed with the Board of Directors on February 3-4, 2015.

2	Future references to the Fund and the Portfolio do not include “AB.” References in the fee summary pertaining to performance and expense ratios refer to the Class A shares of the Portfolio.

24

AB Variable Products Series Fund

5.	Possible economies of scale as the Portfolio grows larger; and

6.	Nature and quality of the Adviser’s services including the performance of the Portfolio.

These factors, with the exception of the first factor, are generally referred to as the “Gartenberg factors,” which were articulated by the United States Court of Appeals for the Second Circuit in 1982. Gartenberg v. Merrill Lynch Asset Management, Inc., 694 F. 2d 923 (2d Cir. 1982). The first factor is an additional factor required to be considered by the Assurance of Discontinuance between the NYAG and the Adviser. On March 30, 2010, the Supreme Court held the Gartenberg decision was correct in its basic formulation of what Section 36(b) requires: to face liability under Section 36(b), “an investment adviser must charge a fee that is so disproportionately large that it bears no reasonable relationship to the services rendered and could not have been the product of arm’s length bargaining.” Jones v. Harris Associates L.P., 130 S. Ct. 1418 (2010). In the Jones decision, the Court stated the Gartenberg approach fully incorporates the correct understanding of fiduciary duty within the context of Section 36(b) and noted with approval that “Gartenberg insists that all relevant circumstances be taken into account” and “uses the range of fees that might result from arm’s-length bargaining as the benchmark for reviewing challenged fees.”3

PORTFOLIO ADVISORY FEES, NET ASSETS & EXPENSE RATIOS

The Adviser proposed that the Portfolio pays the advisory fee set forth below for receiving the services to be provided pursuant to the Investment Advisory Agreement.

Portfolio	Advisory Fee
Risk Allocation Portfolio	0.60% of average daily net assets

In addition to paying the advisory fee, the Investment Advisory Agreement provides for the Adviser to be reimbursed for providing certain clerical, legal, accounting, administrative and other services.

The Portfolio‘s Expense Limitation Agreement calls for the Adviser to establish expense caps, set forth below, for a one year period after the date the date that shares of the Portfolio is first offered to the public. The Expense Limitation Agreement also provides a mechanism for reimbursing the Adviser for its expense cap subsidies. Under the Expense Limitation Agreement, the Adviser may be able to recoup all or a portion of the amounts waived or reimbursed until the end of three fiscal years after the fiscal period in which the amounts were waived or reimbursed to the extent that the reimbursements do not cause the expense ratios of the Portfolio’s share classes to exceed the expense caps. The Adviser will have the ability to recoup expenses during the three year fiscal period after an advisory fee waiver and/or expense reimbursement was made even if the Portfolio’s Expense Limitation Agreement terminates prior to the end of such three year fiscal period. The Adviser will have the ability to recoup expenses during the three year fiscal period after an advisory fee waiver and/or expense reimbursement was made even if the Portfolio’s Expense Limitation Agreement terminates prior to the end of such three year fiscal period.

Portfolio	Expense Cap Pursuant to Expense Limitation Undertaking	Estimated Gross Expense Ratio[4]	Fiscal Year End
Risk Allocation Portfolio	Class A 0.75%	0.81%	December 31
	Class B 1.00%	1.06%

I. ADVISORY FEES CHARGED TO INSTITUTIONAL AND OTHER CLIENTS

The advisory fees charged to investment companies which the Adviser manages and sponsors are normally higher than those charged to similar sized institutional accounts, including pension plans and sub-advised investment companies. The fee differential reflects, among other things, different services provided to such clients, and different liabilities assumed. Services to be provided by the Adviser to the Portfolio that are not provided to non-investment company clients and sub-advised investment companies include providing office space and personnel to serve as Fund Officers, who among other responsibilities make the certifications required under the Sarbanes–Oxley Act of 2002, and coordinating with and monitoring the Portfolio’s third party service providers such as Fund counsel, auditors, custodians, transfer agents and pricing services. The accounting, administrative, legal and compliance requirements for the Portfolio will be more costly than those for institutional assets due to the greater complexities and time required for investment companies, although as previously noted, the Adviser will be entitled to be reimbursed by the Portfolio for providing such services. Also, retail mutual funds managed

3	Jones v. Harris at 1427.

4	The Portfolio’s estimated gross expense ratios are based on an initial estimate of the Portfolio’s net assets at $250 million.

25

GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO
SENIOR OFFICER FEE EVALUATION
(continued)	AB Variable Products Series Fund

by the Adviser are widely held. Servicing the Portfolio’s investors will be more time consuming and labor intensive compared to institutional clients since the Adviser needs to communicate with a more extensive network of financial intermediaries and shareholders. The Adviser also believes that it incurs substantial entrepreneurial risk when offering a new mutual fund, since establishing a new mutual fund requires a large upfront investment, and it may take a long time for the fund to achieve profitability since the fund must be priced to scale from inception in order to be competitive and assets are acquired one account at a time. In addition, managing the cash flow of an investment company may be more difficult than managing that of a stable pool of assets, such as an institutional account with little cash movement in either direction, particularly, if a fund is in net redemption and the Adviser is frequently forced to sell securities to raise cash for redemptions. However, managing a fund with positive cash flow may be easier at times than managing a stable pool of assets. In recent years, investment advisers have been sued by institutional clients and have suffered reputational damage both by the attendant publicity and outcomes other than complete victories. Accordingly, the legal and reputational risks associated with institutional accounts are greater than previously thought, although still not equal to those related to the mutual fund industry.

Notwithstanding the Adviser’s view that managing an investment company is not comparable to managing other institutional accounts because the services provided are different, the Supreme Court has indicated consideration should be given to the advisory fees charged to institutional accounts with a similar investment style as the Portfolio.5 In addition to the institutional fee schedule, set forth below are what would have been the effective advisory fee of the Portfolio had the institutional fee schedule been applicable to the Portfolio, the Portfolio’s advisory fee and the differences between those fees based on an initial estimate of the Portfolio’s net assets at $250 million.6

Portfolio	Projected Net Assets ($MM)	AB Institutional Fee Schedule	Effective AB Inst. Adv. Fee	Portfolio Advisory Fee	Difference
Risk Allocation Portfolio[7]	$250	Tail Risk Parity	0.440%	0.600%	0.160%
		0.50% on first $100 million
		0.40% on next $400 million
		0.30% on the balance
		Minimum account size: $100 million

The Adviser manages AB Global Risk Allocation Fund Inc., (“Global Risk Allocation Fund, Inc.”), a retail mutual fund which has a somewhat similar investment style as the Portfolio. Set forth below is the retail mutual fund’s advisory fee schedule and what would have been the effective advisory fee of the Portfolio had the retail mutual fund’s fee schedule been applicable to the Portfolio based on an initial estimate of the Portfolio’s net asset at $250 million.

Portfolio	AB Fund	Fee	ABMF Effective Fee (%)	Portfolio Advisory Fee (%)
Risk Allocation Portfolio	Global Risk Allocation Fund, Inc.	0.60% on first $200 million 0.50% on next $200 million 0.40% on the balance	0.580	0.600

The Adviser has represented that it does not manage any sub-advisory relationship that has a substantially similar investment style as any of the Portfolio.

5	The Supreme Court stated that “courts may give such comparisons the weight that they merit in light of the similarities and differences between the services that the clients in question require, but the courts must be wary of inapt comparisons.” Among the significant differences the Supreme Court noted that may exist between services provided to mutual funds and institutional accounts are “higher marketing costs.” Jones v. Harris at 1428.

6	The Adviser has indicated that with respect to institutional accounts with assets greater than $300 million, it will negotiate a fee schedule. Discounts that are negotiated vary based upon each client relationship.

7

There are some differences in the investment strategy between the Portfolio and the institutional mandate, among the differences in the management of the tail risk for each asset class and that, unlike the institutional mandate, the Portfolio will generally not have exposure to commodities or exposure to currencies other than through its securities investments denominated in foreign currencies

26

AB Variable Products Series Fund

II. MANAGEMENT FEES CHARGED BY OTHER MUTUAL FUND COMPANIES FOR LIKE SERVICES.

Lipper, Inc. (“Lipper”), an analytical service that is not affiliated with the Adviser, compared the fees charged to the Portfolio with fees charged to other investment companies for similar services offered by other investment advisers.8 Lipper’s analysis included the Portfolio’s contractual management fee9 estimated at the approximate current asset level of the Portfolio to the median of the Portfolio’s Lipper Expense Group (“EG”).10

Traditionally, Lipper chooses a Portfolio’s peers among the Portfolio’s Lipper investment classification/objective. However, in selecting Risk Allocation Portfolio’s peers, Lipper has departed from its traditional methodology. Instead, Lipper selected peer funds that have a managed volatility attribute that allows a fund to shift its portfolio assets from one asset class to another based on its manager’s perception of the markets. This managed volatility attribute was given greater weight by Lipper than a peer fund’s investment classification/objective during the peer fund selection process.

Lipper describes an EG as a representative sample of comparable funds. Lipper’s standard methodology for screening funds to be included in an EG entails the consideration of several fund criteria, including fund type, investment classification/objective, load type and similar 12b-1/non-12b-1 service fees, asset (size) comparability, expense components and attributes. An EG will typically consist of seven to twenty funds.

Portfolio	Contractual Management Fee[11]	Lipper EG Median (%)	Lipper EG Rank
Risk Allocation Portfolio[12]	0.600	0.660	4/11

However, because Lipper had expanded the EG of the Portfolio, under Lipper’s standard guidelines, the Lipper Expense Universe (“EU”) was also expanded to include the universe of those peers that had a similar but not the same Lipper investment classification/objective. A “normal” EU will include funds that have the same investment classification/objective as the subject Portfolio.13

It should be noted that Lipper compared the Portfolio to a number of non-Class A share peers, which may have a 12b-1 or non 12b-1 service fee. Since the Portfolio’s Class A shares do not have a 12b-1 or non 12b-1 service fee, the Senior Officer compared the Portfolio’s total expenses to that of its peers excluding 12b-1/non 12b-1 service fees. In addition, the EU does not include funds with a 12b-1 or non 12b-1 service fee other than funds in the EG.

Portfolio	Total Expense Ratio (%)[14]	Lipper EG Median (%)	Lipper EG Rank	Lipper EU Median (%)	Lipper EU Rank
Risk Allocation Portfolio[15]	0.750	0.750	6/11	0.750	9/17

8	The Supreme Court cautioned against accepting mutual fund fee comparisons without careful scrutiny since “these comparisons are problematic because these fees, like those challenged, may not be the product of the negotiations conducted at arm’s length.” Jones v. Harris at 1429.

9	The contractual management fee is calculated by Lipper using the Portfolio’s contractual management fee rate at a hypothetical asset level. The hypothetical asset level is based on the combined net assets of all classes of the Portfolio, rounded up to the next $25 million. Lipper’s total expense ratio information is based on the most recent annual report except as otherwise noted. A ranking of “1” would mean that the Portfolio had the lowest effective fee rate in the Lipper peer group.

10	Lipper does not consider average account size when constructing EGs. Funds with relatively small average account sizes tend to have higher transfer agent expense ratios than comparable sized funds that have relatively large average account sizes. In addition, there are limitations in Lipper’s expense category data because different funds categorize expenses differently.

11	The contractual management fee would not reflect any expense reimbursements made by the Portfolio to the Adviser for certain clerical, legal, accounting, administrative and other services. In addition, the contractual management fee does not reflect any advisory fee waivers for expense caps that would effectively reduce the actual management fee.

12	The Portfolio’s EG includes the Portfolio, two other Flexible (“FX”) funds, three Mixed-Asset Target Allocation Moderate (“MTAM”) funds, two Mixed-Asset Target Allocation Growth (“MTAG”) funds, one Mixed-Asset Target Allocation Conservative (“MTAC”) fund and one Alternative Other Fund (“ALT”) fund.

13	Except for asset (size) comparability, Lipper uses the same criteria for selecting an EG peer when selecting an EU peer. Unlike the EG, the EU allows for the same adviser to be represented by more than just one fund.

14	Projected total expense ratio information, based on an initial net asset estimate of $250 million, pertains to the Portfolio’s Class A shares.

15	The Portfolio’s EU includes the Portfolio, EG and all other FX, MTAM, MTAG, MTAC and ALT funds.

27

GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO
SENIOR OFFICER FEE EVALUATION
(continued)	AB Variable Products Series Fund

Based on this analysis, the Portfolio has a more favorable ranking on a contractual management fee basis than on a total expense ratio basis.

III. COSTS TO THE ADVISER AND ITS AFFILIATES OF SUPPLYING SERVICES PURSUANT TO THE ADVISORY FEE ARRANGEMENT, EXCLUDING ANY INTRA-CORPORATE PROFIT.

The Adviser utilizes two profitability reporting systems, which operate independently but are aligned with each other, to estimate the Adviser’s profitability in connection with investment advisory services provided to the Portfolio. The Senior Officer has retained a consultant to provide independent advice regarding the alignment of the two profitability systems as well as the methodologies and allocations utilized by both profitability systems. See Section IV for additional discussion.

IV. PROFIT MARGINS OF THE ADVISER AND ITS AFFILIATES FOR SUPPLYING SUCH SERVICES.

The Portfolio has not yet commenced operations. Therefore, there is no historic profitability data with respect to the Adviser’s investment services to the Portfolio.

In addition to the Adviser’s direct profits from managing the Portfolio, certain of the Adviser’s affiliates have business relationships with the Portfolio and may earn a profit from providing other services to the Portfolio. The courts have referred to this type of business opportunity as “fall-out benefits” to the Adviser and indicated that such benefits should be factored into the evaluation of the total relationship between the Portfolio and the Adviser. Neither case law nor common business practice precludes the Adviser’s affiliates from earning a reasonable profit on this type of relationship. These affiliates provide transfer agent, distribution and brokerage related services to the Portfolio and receive transfer agent fees, Rule 12b-1 payments, and brokerage commissions. In addition, the Adviser benefits from soft dollar arrangements which offset expenses the Adviser would otherwise incur.

The Portfolio will adopt a distribution plan for Class B shares pursuant to Rule 12b-1 under the 40 Act. Under the distribution plan, the Portfolio pays distribution and servicing fees to its principal underwriter, AllianceBernstein Investments, Inc. (“ABI”), an affiliate of the Adviser, at an annual rate of up to 0.50% of each Portfolio’s average daily net assets attributable to Class B shares.

Financial intermediaries, such as insurers, will market and sell shares of the Portfolio and will typically receive compensation from ABI, the Adviser and/or the Portfolio for selling shares of the Portfolio. These financial intermediaries will receive compensation in any or all of the following forms: 12b-1 fees, defrayal of costs for educational seminars and training, additional distribution support, and payments related to providing contract-holder record-keeping and/or administrative services. Payments related to providing contract-holder record keeping and/or administrative services will generally not exceed 0.35% of the average daily net assets of each Portfolio attributable to the firm over the year. With respect to the Fund, ABI paid approximately $600,000 in 2013 and expects to pay approximately $600,000 in 2014 for educational support and distribution assistance (revenue sharing payments).

The transfer agent of the Fund is AB Investor Services (“ABIS”), an affiliate of the Adviser.16 The Fund pays ABIS a flat fee of $18,000 for each calendar year, which is allocated evenly among its separate Portfolios.

V. POSSIBLE ECONOMIES OF SCALE

The Adviser has indicated that economies of scale are being shared with shareholders through pricing to scale, breakpoints, fee reductions/waivers and enhancement to services.

In May 2012, an independent consultant, retained by the Senior Officer, provided the Board of Directors information on the Adviser’s firm-wide average costs from 2005 through 2011 and the potential economies of scale. The independent consultant noted that from 2005 through 2007 the Adviser experienced significant growth in assets under management (“AUM”). During this period, operating expenses increased, in part to keep up with growth, and in part reflecting market returns. However, from 2008 through the first quarter of 2009, AUM rapidly and significantly decreased due to declines in market value and client withdrawals. When AUM rapidly decreased, some operating expenses categories, including base compensation and office space, adjusted more slowly during this period, resulting in an increase in average costs. Since 2009, AUM have experienced less significant changes. The independent consultant noted that changes in operating expenses reflect changes in business composition and business practices in response to changes in financial markets. Finally, the

16	It should be noted that the insurance companies, linked to the variable products, will provide additional shareholder services for the Portfolio, including record keeping, administration and customer service for contract holders.

28

AB Variable Products Series Fund

independent consultant concluded that the increase in average cost and the decline in net operating margin across the Adviser since late 2008 are inconsistent with the view that there are currently reductions in average costs due to economies of scale that can be shared with the AB Mutual Funds managed by the Adviser through lower fees.

In February 2008, the independent consultant provided the Board of Directors an update of the Deli study on advisory fees and various fund characteristics.17,18 The independent consultant first reiterated the results of his previous two dimensional comparison analysis (fund size and family size) with the Board of Directors.19 The independent consultant then discussed the results of the regression model that was utilized to study the effects of various factors on advisory fees. The regression model output indicated that the bulk of the variation in fees predicted were explained by various factors, but substantially by fund AUM, family AUM, index fund indicator and investment style. The independent consultant also compared the advisory fees of the AB Mutual Funds to similar funds managed by 19 other large asset managers, regardless of the fund size and each Adviser’s proportion of mutual fund assets to non-mutual fund assets.

VI. NATURE AND QUALITY OF THE ADVISER’S SERVICES, INCLUDING THE PERFORMANCE OF THE PORTFOLIO

With assets under management of approximately $474 billion as of December 31, 2014, the Adviser has the investment experience to manage and provide non-investment services (described in Section I) to the Portfolio.

Since the Portfolio has not yet commenced operations, the Portfolio has no performance history. The Adviser does manage Global Risk Allocation Fund, Inc. and its 1 year and since inception performance returns as of December 31, 2014 against its benchmarks are shown in the table below.

	Periods Ended December 31, 2014 Annualized Performance
	1 Year (%)	Since Inception (%)
Global Risk Allocation Fund, Inc.[20]	7.35	3.94
60% MSCI World Index (Net) / 40%	3.23	8.76
Barclays Capital Global Aggregate Index MSCI World Index (Net)	4.94	15.70
Barclays Capital U.S. Aggregate Index	0.59	–1.10
Inception Date: November 1, 2012

CONCLUSION:

Based on the factors discussed above the Senior Officer’s conclusion is that the proposed advisory fee for the Portfolio is reasonable and within the range of what would have been negotiated at arm’s-length in light of all the surrounding circumstances. The Senior Officer recommended that the Directors consider discussing with the Adviser the addition of breakpoints to the proposed advisory fee schedule for the Portfolio. This conclusion in respect of the Portfolio is based on an evaluation of all of these factors and no single factor was dispositive.

Dated: February 27, 2015

17	The Deli study, originally published in 2002 based on 1997 data and updated for the February 2008 Presentation, may be of diminished value due to the age of the data used in the presentation and the changes experienced in the industry since 2008.

18	As mentioned previously, the Supreme Court cautioned against accepting mutual fund fee comparisons without careful scrutiny since the fees may not be the product of negotiations conducted at arm’s length. See Jones v. Harris at 1429.

19	The two dimensional analysis showed patterns of lower advisory fees for funds with larger asset sizes and funds from larger family sizes compared to funds with smaller asset sizes and funds from smaller family sizes, which according to the independent consultant is indicative of a sharing of economies of scale and scope. However, in less liquid and active markets, such is not the case, as the empirical analysis showed potential for diseconomies of scale in those markets. The empirical analysis also showed diminishing economies of scale and scope as funds surpassed a certain high level of assets.

20	Global Risk Allocation Fund, Inc.’s actual inception date is June 8, 1932. However, inception performance is shown only from November 1, 2012, which is the first full month since the retail mutual fund has been operating in with its current investment strategy.

29

VPS-GRA-0152-0616

JUN    06.30.16

SEMI-ANNUAL REPORT

AB VARIABLE PRODUCTS

SERIES FUND, INC.

+	GLOBAL THEMATIC GROWTH PORTFOLIO

Investment Products Offered

➢	Are Not FDIC Insured
➢	May Lose Value
➢	Are Not Bank Guaranteed

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

GLOBAL THEMATIC GROWTH PORTFOLIO
EXPENSE EXAMPLE (unaudited)	AB Variable Products Series Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of each class’ table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. The estimate of expenses does not include fees or other expenses of any variable insurance product. If such expenses were included, the estimate of expenses you paid during the period would be higher and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of each class’ table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The estimate of expenses does not include fees or other expenses of any variable insurance product. If such expenses were included, the estimate of expenses you paid during the period would be higher and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of each classes’ table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$967.50	$5.09	1.04%
Hypothetical (5% annual return before expenses)	$1,000	$1,019.69	$5.22	1.04%

Class B
Actual	$1,000	$965.90	$6.31	1.29%
Hypothetical (5% annual return before expenses)	$1,000	$1,018.45	$6.47	1.29%

*	Expenses are equal to each classes’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

1

GLOBAL THEMATIC GROWTH PORTFOLIO
TEN LARGEST HOLDINGS*
June 30, 2016 (unaudited)	AB Variable Products Series Fund

COMPANY	U.S. $ VALUE	PERCENT OF NET ASSETS
Essilor International SA	$2,374,527	2.2%
UnitedHealth Group, Inc.	2,370,748	2.1
Anheuser-Busch InBev SA/NV	2,340,583	2.1
Tencent Holdings Ltd.	2,340,207	2.1
Broadcom Ltd.	2,315,460	2.1
AIA Group Ltd.	2,305,488	2.1
Alphabet, Inc.—Class C	2,240,328	2.0
Facebook, Inc.—Class A	2,239,888	2.0
Roche Holding AG	2,200,757	2.0
Reckitt Benckiser Group PLC	2,174,890	2.0

	$22,902,876	20.7%

SECTOR BREAKDOWN†

June 30, 2016 (unaudited)

SECTOR	U.S. $ VALUE	PERCENT OF TOTAL INVESTMENTS
Information Technology	$27,640,715	25.3%
Financials	20,222,340	18.5
Health Care	18,715,982	17.2
Consumer Discretionary	14,243,827	13.0
Consumer Staples	13,072,626	12.0
Industrials	8,471,702	7.8
Materials	3,027,205	2.8
Utilities	2,368,428	2.2
Short-Term Investments	1,294,553	1.2

Total Investments	$109,057,378	100.0%

*	Long-term investments.

†	The Portfolio’s sector breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. The Portfolio also enters into derivatives transactions, which may be used for hedging or investment purpose (see “Portfolio of Investments” section of the report for additional details).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market. These sector classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Portfolio’s prospectus.

2

GLOBAL THEMATIC GROWTH PORTFOLIO
COUNTRY BREAKDOWN*
June 30, 2016 (unaudited)	AB Variable Products Series Fund

COUNTRY	U.S. $ VALUE	PERCENT OF TOTAL INVESTMENTS
United States	$53,329,577	48.9%
China	9,314,814	8.5
Switzerland	7,823,913	7.2
United Kingdom	6,054,242	5.6
India	3,897,792	3.6
France	3,684,602	3.4
Denmark	2,904,618	2.7
Belgium	2,340,583	2.1
Japan	2,334,975	2.1
Singapore	2,315,460	2.1
Hong Kong	2,305,488	2.1
Netherlands	1,903,109	1.7
Philippines	1,801,364	1.7
Other	7,752,288	7.1
Short-Term Investments	1,294,553	1.2

Total Investments	$109,057,378	100.0%

*	All data are as of June 30, 2016. The Portfolio’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. “Other” country weightings represent 1.2% or less in the following countries: Austria, Germany, Indonesia, Ireland, Italy, Mexico, Norway and South Korea.

3

GLOBAL THEMATIC GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2016 (unaudited)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

COMMON STOCKS–97.6%

INFORMATION TECHNOLOGY–25.0%
COMMUNICATIONS EQUIPMENT–1.4%
Palo Alto Networks, Inc.(a)	12,530	$1,536,679

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS–1.0%
TE Connectivity Ltd.	19,030	1,086,804

INTERNET SOFTWARE & SERVICES–8.0%
Alibaba Group Holding Ltd. (Sponsored ADR)(a)	25,640	2,039,149
Alphabet, Inc.–Class C(a)	3,237	2,240,328
Facebook, Inc.–Class A(a)	19,600	2,239,888
Tencent Holdings Ltd.	101,900	2,340,207

		8,859,572

IT SERVICES–1.8%
Visa, Inc.–Class A	26,460	1,962,538

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT–6.9%
ams AG(b)	27,570	765,410
Broadcom Ltd.	14,900	2,315,460
Infineon Technologies AG	77,120	1,116,420
NVIDIA Corp.	30,298	1,424,309
NXP Semiconductors NV(a)	15,029	1,177,372
Skyworks Solutions, Inc.	12,650	800,492

		7,599,463

SOFTWARE–4.4%
Fortinet, Inc.(a)	49,233	1,555,270
Mobileye NV(a)(b)	37,530	1,731,634
salesforce.com, Inc.(a)	20,772	1,649,505

		4,936,409

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS–1.5%
Apple, Inc.	11,525	1,101,790
Thin Film Electronics ASA(a)	1,183,690	557,460

		1,659,250

		27,640,715

FINANCIALS–18.3%
BANKS–1.4%
Wells Fargo & Co.	32,160	1,522,133

CAPITAL MARKETS–6.8%
Affiliated Managers Group, Inc.(a)	6,890	969,905
Azimut Holding SpA	64,490	1,052,210
Charles Schwab Corp. (The)	57,940	1,466,461
Flow Traders(c)	21,245	725,737
Partners Group Holding AG	4,430	1,898,545
UBS Group AG(a)	36,980	479,261

WisdomTree Investments, Inc.(b)	98,356	$962,905

		7,555,024

CONSUMER FINANCE–2.1%
Gentera SAB de CV	515,410	923,267
SKS Microfinance Ltd.(a)	132,660	1,456,584

		2,379,851

DIVERSIFIED FINANCIAL SERVICES–2.3%
Intercontinental Exchange, Inc.	6,070	1,553,677
London Stock Exchange Group PLC	28,020	952,076

		2,505,753

INSURANCE–3.0%
AIA Group Ltd.	384,200	2,305,488
St James’s Place PLC	96,470	1,017,350

		3,322,838

REAL ESTATE MANAGEMENT & DEVELOPMENT–0.9%
Ayala Land, Inc.	1,145,100	949,889

THRIFTS & MORTGAGE FINANCE–1.8%
Housing Development Finance Corp., Ltd.	106,730	1,986,852

		20,222,340

HEALTH CARE–17.0%
BIOTECHNOLOGY–2.0%
Cepheid(a)	37,707	1,159,490
Regeneron Pharmaceuticals, Inc.(a)	3,080	1,075,629

		2,235,119

HEALTH CARE EQUIPMENT & SUPPLIES–6.3%
Abbott Laboratories	43,170	1,697,013
Align Technology, Inc.(a)	20,950	1,687,523
Cerus Corp.(a)(b)	194,585	1,214,210
Essilor International SA	18,067	2,374,527

		6,973,273

HEALTH CARE PROVIDERS & SERVICES–3.1%
HealthEquity, Inc.(a)	32,972	1,001,854
UnitedHealth Group, Inc.	16,790	2,370,748

		3,372,602

LIFE SCIENCES TOOLS & SERVICES–2.6%
Illumina, Inc.(a)	8,321	1,168,102
Quintiles Transnational Holdings, Inc.(a)	25,078	1,638,095

		2,806,197

4

AB Variable Products Series Fund

Company	Shares	U.S. $ Value

PHARMACEUTICALS–3.0%
Perrigo Co. PLC	7,430	$673,678
Roche Holding AG	8,340	2,200,757
Sun Pharmaceutical Industries Ltd.	39,999	454,356

		3,328,791

		18,715,982

CONSUMER DISCRETIONARY–12.9%
AUTO COMPONENTS–1.7%
Delphi Automotive PLC	30,510	1,909,926

DIVERSIFIED CONSUMER SERVICES–1.5%
New Oriental Education & Technology Group, Inc. (Sponsored ADR)	40,720	1,705,354

HOTELS, RESTAURANTS & LEISURE–1.5%
Starbucks Corp.	29,570	1,689,038

HOUSEHOLD DURABLES–0.6%
Panasonic Corp.	71,100	611,712

INTERNET & CATALOG RETAIL–3.7%
Amazon.com, Inc.(a)	1,873	1,340,356
Ctrip.com International Ltd. (ADR)(a)(b)	39,630	1,632,756
Netflix, Inc.(a)	12,610	1,153,563

		4,126,675

MULTILINE RETAIL–1.2%
Matahari Department Store Tbk PT	831,500	1,267,296

TEXTILES, APPAREL & LUXURY GOODS–2.7%
NIKE, Inc.–Class B	31,140	1,718,928
Pandora A/S	8,920	1,214,898

		2,933,826

		14,243,827

CONSUMER STAPLES–11.8%
BEVERAGES–2.1%
Anheuser-Busch InBev SA/NV	17,700	2,340,583

FOOD & STAPLES RETAILING–1.2%
CVS Health Corp.	13,280	1,271,427

FOOD PRODUCTS–5.0%
Danone SA	18,720	1,310,075
Mead Johnson Nutrition Co.–Class A	13,690	1,242,367
Nestle SA (REG)	27,860	2,158,546
Universal Robina Corp.	191,981	851,475

		5,562,463

HOUSEHOLD PRODUCTS–3.5%
Reckitt Benckiser Group PLC	21,690	$2,174,890
Unicharm Corp.	76,700	1,723,263

		3,898,153

		13,072,626

INDUSTRIALS–7.7%
AEROSPACE & DEFENSE–1.5%
Hexcel Corp.	38,869	1,618,505

BUILDING PRODUCTS–0.9%
Kingspan Group PLC	46,700	1,010,594

COMMERCIAL SERVICES & SUPPLIES–0.6%
China Everbright International Ltd.	571,000	638,462

ELECTRICAL EQUIPMENT–1.5%
Vestas Wind Systems A/S	24,860	1,689,720

INDUSTRIAL CONGLOMERATES–1.8%
Danaher Corp.	19,350	1,954,350

MACHINERY–1.4%
Xylem, Inc./NY	34,940	1,560,071

		8,471,702

MATERIALS–2.7%
CHEMICALS–2.7%
Ecolab, Inc.	16,590	1,967,574
LG Chem Ltd.	4,640	1,059,631

		3,027,205

UTILITIES–2.2%
WATER UTILITIES–2.2%
American Water Works Co., Inc.	16,679	1,409,542
Beijing Enterprises Water Group Ltd.(b)	1,580,000	958,886

		2,368,428

Total Common Stocks (cost $95,687,033)		107,762,825

WARRANTS–0.0%
INFORMATION TECHNOLOGY–0.0%
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS–0.0%
Thin Film Electronics ASA, expiring 7/14/18(a)(d)(e) (cost $0)	591,845	–0	–^

5

GLOBAL THEMATIC GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)	AB Variable Products Series Fund

Company		Principal Amount (000)	U.S. $ Value

SHORT-TERM INVESTMENTS–1.2%
TIME DEPOSIT–1.2%
State Street Time Deposit 0.01%, 7/01/16 (cost $1,294,553)	U.S.$	1,295	$1,294,553

Total Investments Before Security Lending Collateral for Securities Loaned–98.8% (cost $96,981,586)			109,057,378

Company	Shares	U.S. $ Value

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED–6.5%
INVESTMENT COMPANIES–6.5%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 0.25%(f)(g) (cost $7,213,726)	7,213,726	$7,213,726

TOTAL INVESTMENTS–105.3% (cost $104,195,312)		116,271,104
Other assets less liabilities–(5.3)%		(5,880,524)

NET ASSETS–100.0%		$110,390,580

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	USD	591	JPY	63,210	9/20/16	$22,567
HSBC Bank USA	CNY	1,191	USD	180	9/20/16	1,920
HSBC Bank USA	USD	701	GBP	485	9/20/16	(54,940)
JPMorgan Chase Bank	EUR	816	USD	930	9/20/16	22,213
JPMorgan Chase Bank	USD	1,134	GBP	784	9/20/16	(89,964)
Morgan Stanley & Co., Inc.	USD	1,123	SEK	9,126	9/20/16	(41,012)
Royal Bank of Scotland PLC	CHF	3,127	USD	3,257	9/20/16	40,446
Royal Bank of Scotland PLC	USD	2,498	AUD	3,374	9/20/16	10,915
Royal Bank of Scotland PLC	USD	2,078	CAD	2,651	9/20/16	(26,135)
Royal Bank of Scotland PLC	USD	6,117	JPY	649,393	9/20/16	188,014
Standard Chartered Bank	CNY	34,362	USD	5,205	9/20/16	67,081
Standard Chartered Bank	HKD	7,979	USD	1,029	9/20/16	(120)
State Street Bank & Trust Co.	EUR	1,507	USD	1,721	9/20/16	44,100
State Street Bank & Trust Co.	USD	290	GBP	200	9/20/16	(23,109)

						$161,976

^	Less than $0.50.

(a)	Non-income producing security.

(b)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, the market value of this security amounted to $725,737 or 0.7% of net assets.

(d)	Illiquid security.

(e)	Fair valued by the Adviser.

(f)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

(g)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

6

AB Variable Products Series Fund

Currency Abbreviations:

AUD—Australian Dollar

CAD—Canadian Dollar

CHF—Swiss Franc

CNY—Chinese Yuan Renminbi

EUR—Euro

GBP—Great British Pound

HKD—Hong Kong Dollar

JPY—Japanese Yen

SEK—Swedish Krona

USD—United States Dollar

Glossary:

ADR—American Depositary Receipt

REG—Registered Shares

See notes to financial statements.

7

GLOBAL THEMATIC GROWTH PORTFOLIO
STATEMENT OF ASSETS & LIABILITIES
June 30, 2016 (unaudited)	AB Variable Products Series Fund

ASSETS
Investments in securities, at value Unaffiliated issuers (cost $96,981,586)	$109,057,378 (a)
Affiliated issuers (cost $7,213,726—investment of cash collateral for securities loaned)	7,213,726
Foreign currencies, at value (cost $83,373)	82,948
Receivable for investment securities sold and foreign currency transactions	1,754,379
Unrealized appreciation on forward currency exchange contracts	397,256
Dividends and interest receivable	155,873
Receivable for capital stock sold	17,987

Total assets	118,679,547

LIABILITIES
Payable for collateral received on securities loaned	7,213,726
Payable for investment securities purchased	620,845
Unrealized depreciation on forward currency exchange contracts	235,280
Advisory fee payable	68,524
Payable for capital stock redeemed	34,796
Distribution fee payable	16,974
Administrative fee payable	11,625
Transfer Agent fee payable	112
Accrued expenses	87,085

Total liabilities	8,288,967

NET ASSETS	$110,390,580

COMPOSITION OF NET ASSETS
Capital stock, at par	$5,219
Additional paid-in capital	136,868,522
Accumulated net investment loss	(25,350)
Accumulated net realized loss on investment and foreign currency transactions	(38,691,339)
Net unrealized appreciation on investments and foreign currency denominated assets and liabilities	12,233,528

$110,390,580

Net Asset Value Per Share—1 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value
A	$28,646,650	1,320,500	$21.69
B	$81,743,930	3,898,440	$20.97

(a)	Includes securities on loan with a value of $7,216,303 (see Note E).

See notes to financial statements.

8

GLOBAL THEMATIC GROWTH PORTFOLIO
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2016 (unaudited)	AB Variable Products Series Fund

INVESTMENT INCOME
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $71,331)	$872,200
Affiliated issuers	9,313
Interest	56
Securities lending income	30,587

912,156

EXPENSES
Advisory fee (see Note B)	419,259
Distribution fee—Class B	103,847
Transfer agency—Class A	845
Transfer agency—Class B	2,444
Custodian	49,596
Printing	27,482
Audit and tax	24,842
Administrative	24,077
Legal	15,711
Directors’ fees	10,665
Miscellaneous	6,241

Total expenses	685,009
Less: expenses waived and reimbursed by the Adviser (see Note E)	(166)

Net expenses	684,843

Net investment income	227,313

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain on:
Investment transactions	774,268
Foreign currency transactions	859,843
Net change in unrealized appreciation/depreciation of:
Investments	(6,191,035)
Foreign currency denominated assets and liabilities	23,572

Net loss on investment and foreign currency transactions	(4,533,352)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$(4,306,039)

See notes to financial statements.

9

GLOBAL THEMATIC GROWTH PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS	AB Variable Products Series Fund

	Six Months Ended June 30, 2016 (unaudited)		Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$227,313		$(148,001)
Net realized gain on investment and foreign currency transactions	1,634,111		4,664,510
Net change in unrealized appreciation/depreciation of investments and foreign currency denominated assets and liabilities	(6,167,463)		(954,384)
Contributions from Affiliates (see Note B)	–0	–	33,342

Net increase (decrease) in net assets from operations	(4,306,039)		3,595,467
CAPITAL STOCK TRANSACTIONS
Net decrease	(9,135,773)		(7,377,270)

Total decrease	(13,441,812)		(3,781,803)
NET ASSETS
Beginning of period	123,832,392		127,614,195

End of period (including accumulated net investment loss of ($25,350) and ($252,663), respectively)	$110,390,580		$123,832,392

See notes to financial statements.

10

GLOBAL THEMATIC GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2016 (unaudited)	AB Variable Products Series Fund

NOTE A: Significant Accounting Policies

The AB Global Thematic Growth Portfolio (the “Portfolio”) is a series of AB Variable Products Series Fund, Inc. (the “Fund”). The Portfolio’s investment objective is long-term growth of capital. The Portfolio is diversified as defined under the Investment Company Act of 1940. The Fund was incorporated in the State of Maryland on November 17, 1987, as an open-end series investment company. The Fund offers sixteen separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio’s net asset value per share.

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, AllianceBernstein L.P. (the “Adviser”) will have discretion to determine the best valuation (e.g. last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Such factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Portfolio may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Portfolio values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign

11

GLOBAL THEMATIC GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2016:

	Level 1		Level 2		Level 3		Total
Investments in Securities:
Assets:
Common Stocks:
Information Technology	$22,861,218		$4,779,497		$–0	–	$27,640,715
Financials	7,877,609		12,344,731		–0	–	20,222,340
Health Care	13,686,342		5,029,640		–0	–	18,715,982
Consumer Discretionary	11,149,921		3,093,906		–0	–	14,243,827
Consumer Staples	2,513,794		10,558,832		–0	–	13,072,626
Industrials	6,143,520		2,328,182		–0	–	8,471,702
Materials	1,967,574		1,059,631		–0	–	3,027,205
Utilities	1,409,542		958,886		–0	–	2,368,428
Warrants	–0	–	–0	–	–0	–(a)	–0	–(a)
Short-Term Investments	–0	–	1,294,553		–0	–	1,294,553
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	7,213,726		–0	–	–0	–	7,213,726

Total Investments in Securities	74,823,246		41,447,858	(c)	–0	–(a)	116,271,104

12

AB Variable Products Series Fund

	Level 1		Level 2	Level 3		Total
Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts	$–0	–	$397,256	$–0	–	$397,256
Liabilities:
Forward Currency Exchange Contracts	–0	–	(235,280)	–0	–	(235,280)

Total(d)	$74,823,246		$41,609,834	$–0	–(a)	$116,433,080

(a)	Less than $0.50.

(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.

(c)	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available, see Note A.1.

(d)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Warrants		Total
Balance as of 12/31/15	$–0	–(a)	$–0	–(a)
Accrued discounts/(premiums)	–0	–	–0	–
Realized gain (loss)	–0	–	–0	–
Change in unrealized appreciation/depreciation	–0	–(a)	–0	–(a)
Purchases	–0	–	–0	–
Sales	–0	–	–0	–
Transfers in to Level 3	–0	–	–0	–
Transfers out of Level 3	–0	–	–0	–

Balance as of 6/30/16	$–0	–(a)	$–0	–(a)

Net change in unrealized appreciation/depreciation from investments held as of 6/30/16(b)	$–0	–(a)	$–0	–(a)

(a)	Less than $0.50.

(b)	The unrealized appreciation/depreciation is included in net change in unrealized appreciation/depreciation on investments and other financial instruments in the accompanying statement of operations.

The Adviser established the Committee to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and processes at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

13

GLOBAL THEMATIC GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolio’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolio’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Portfolio is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income.

6. Class Allocations

All income earned and expenses incurred by the Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Fund are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B: Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Portfolio pays the Adviser an advisory fee at an annual rate of .75% of the first $2.5 billion, ..65% of the next $2.5 billion and .60% in excess of $5 billion, of the Portfolio’s average daily net assets. The fee is accrued daily and paid monthly.

During the year ended December 31, 2015, the Adviser reimbursed the Portfolio $33,342 for trading losses incurred due to a trade entry error.

14

AB Variable Products Series Fund

Pursuant to the investment advisory agreement, the Portfolio may reimburse the Adviser for certain legal and accounting services provided to the Portfolio by the Adviser. For the six months ended June 30, 2016, the reimbursement for such services amounted to $24,077.

Brokerage commissions paid on investment transactions for the six months ended June 30, 2016 amounted to $39,886, of which $0 and $0, respectively, was paid to Sanford C. Bernstein & Co. LLC and Sanford C. Bernstein Limited, affiliates of the Adviser.

The Portfolio compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation retained by ABIS amounted to $569 for the six months ended June 30, 2016.

NOTE C: Distribution Plan

The Portfolio has adopted a Distribution Plan (the “Plan”) for Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Portfolio pays distribution and servicing fees to AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, at an annual rate of up to .50% of the Portfolio’s average daily net assets attributable to Class B shares. The fees are accrued daily and paid monthly. The Board currently limits payments under the Plan to .25% of the Portfolio’s average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio’s Class B shares. Since the Distributor’s compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the “compensation” variety.

In the event that the Plan is terminated or not continued, no distribution or servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio’s shares.

NOTE D: Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2016 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$25,835,805		$33,960,864
U.S. government securities	–0	–	–0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding foreign currency transactions) are as follows:

Gross unrealized appreciation	$18,448,328
Gross unrealized depreciation	(6,372,536)

Net unrealized appreciation	$12,075,792

1. Derivative Financial Instruments

The Portfolio may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal type of derivatives utilized by the Portfolio, as well as the methods in which they may be used are:

•	Forward Currency Exchange Contracts

The Portfolio may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

15

GLOBAL THEMATIC GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Portfolio. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the six months ended June 30, 2016, the Portfolio held forward currency exchange contracts for hedging purposes.

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) or similar master agreements (collectively, “Master Agreements”) with its derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination.

Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as derivative transactions, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party. In the event of a default by a Master Agreements counterparty, the return of collateral with market value in excess of the Portfolio’s net liability, held by the defaulting party, may be delayed or denied.

The Portfolio’s Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Portfolio decline below specific levels (“net asset contingent features”). If these levels are triggered, the Portfolio’s counterparty has the right to terminate such transaction and require the Portfolio to pay or receive a settlement amount in connection with the terminated transaction. For additional details, please refer to netting arrangements by counterparty tables below.

At June 30, 2016, the Portfolio had entered into the following derivatives:

	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on forward currency exchange contracts	$397,256	Unrealized depreciation on forward currency exchange contracts	$235,280

Total		$397,256		$235,280

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Foreign exchange contracts	Net realized gain (loss) on foreign currency transactions; Net change in unrealized appreciation/depreciation of foreign currency denominated assets and liabilities	$876,864	$16,045

Total		$876,864	$16,045

16

AB Variable Products Series Fund

The following table represents the average monthly volume of the Portfolio’s derivative transactions during the six months ended June 30, 2016:

Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$17,415,193
Average principal amount of sale contracts	$14,682,423

For financial reporting purposes, the Portfolio does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All derivatives held at period end were subject to netting arrangements. The following table presents the Portfolio’s derivative assets and liabilities by counterparty net of amounts available for offset under Master Agreements (“MA”) and net of the related collateral received/pledged by the Portfolio as of June 30, 2016:

Counterparty	Derivative Assets Subject to a MA	Derivative Available for Offset	Cash Collateral Received	Security Collateral Received	Net Amount of Derivatives Assets
OTC Derivatives:
Credit Suisse International	$22,567	$–0	–	$–0	–	$–0	–	$22,567
HSBC Bank USA	1,920	(1,920)	–0	–	–0	–	–0	–
JPMorgan Chase Bank	22,213	(22,213)	–0	–	–0	–	–0	–
Royal Bank of Scotland PLC	239,375	(26,135)	–0	–	–0	–	213,240
Standard Chartered Bank	67,081	(120)	–0	–	–0	–	66,961
State Street Bank & Trust Co.	44,100	(23,109)	–0	–	–0	–	20,991

Total	$397,256	$(73,497)	$–0	–	$–0	–	$323,759	^

Counterparty	Derivative Liabilities Subject to a MA	Derivative Available for Offset	Cash Collateral Pledged	Security Collateral Pledged	Net Amount of Derivatives Liabilities
OTC Derivatives:
HSBC Bank USA	$54,940	$(1,920)	$–0	–	$–0	–	$53,020
JPMorgan Chase Bank	89,964	(22,213)	–0	–	–0	–	67,751
Morgan Stanley & Co., Inc.	41,012	–0	–	–0	–	–0	–	41,012
Royal Bank of Scotland PLC	26,135	(26,135)	–0	–	–0	–	–0	–
Standard Chartered Bank	120	(120)	–0	–	–0	–	–0	–
State Street Bank & Trust Co.	23,109	(23,109)	–0	–	–0	–	–0	–

Total	$235,280	$(73,497)	$–0	–	$–0	–	$161,783	^

^	Net amount represents the net receivable/(payable) that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

2. Currency Transactions

The Portfolio may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Portfolio may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Portfolio may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Portfolio and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Portfolio may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E: Securities Lending

The Portfolio may enter into securities lending transactions. Under the Portfolio’s securities lending program, all loans of securities will be collateralized continually by cash. The Portfolio will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Portfolio in connection with the loan), and payments are made for fees

17

GLOBAL THEMATIC GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

of the securities lending agent and for certain other administrative expenses. It is the policy of the Portfolio to receive collateral consisting of cash in an amount exceeding the value of the securities loaned. The Portfolio will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Portfolio amounts equal to any income or other distributions from the securities. The Portfolio will not have the right to vote on any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in AB Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Portfolio, and as approved by the Board. Prior to June 24, 2016, such cash collateral received was invested in AB Exchange Reserves. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. When the Portfolio lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. At June 30, 2016, the Portfolio had securities on loan with a value of $7,216,303 and had received cash collateral which has been invested into AB Government Money Market Portfolio of $7,213,726. The cash collateral will be adjusted on the next business day to maintain the required collateral amount. The Portfolio earned securities lending income of $30,587, $8,975 and $338 from the borrowers, AB Exchange Reserves and AB Government Money Market Portfolio, respectively, for the six months ended June 30, 2016; these amounts are reflected in the statement of operations. In connection with the cash collateral investment by the Portfolio in the AB Government Money Market Portfolio, the Adviser has agreed to waive a portion of management fee assessed by the AB Government Money Market Portfolio. For the six months ended June 30, 2016, such waiver amounted to $166. A principal risk of lending portfolio securities is that the borrower will fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. A summary of the Portfolio’s transactions in shares of AB Exchange Reserves for the period January 1, 2016 to June 23, 2016 is as follows:

Market Value December 31, 2015 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Transfer to AB Government Money Market Portfolio (000)	Market Value June 23, 2016 (000)
$6,022	$29,877	$27,975	$7,924	$0

A summary of the Portfolio’s transactions in shares of AB Government Money Market Portfolio for the period June 24, 2016 to June 30, 2016 is as follows:

Market Value June 24, 2016 (000)	Transfer from AB Exchange Reserves (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value June 30, 2016 (000)
$0	$7,924	$1,018	$1,728	$7,214

NOTE F: Capital Stock

Each class consists of 500,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	SHARES		AMOUNT
	Six Months Ended June 30, 2016 (unaudited)	Year Ended December 31, 2015	Six Months Ended June 30, 2016 (unaudited)	Year Ended December 31, 2015
Class A
Shares sold	73,479	219,493	$1,551,863	$5,007,537
Shares redeemed	(158,860)	(230,239)	(3,369,013)	(5,294,797)

Net decrease	(85,381)	(10,746)	$(1,817,150)	$(287,260)

Class B
Shares sold	383,321	659,569	$7,958,985	$14,703,428
Shares redeemed	(736,791)	(980,504)	(15,277,608)	(21,793,438)

Net decrease	(353,470)	(320,935)	$(7,318,623)	$(7,090,010)

18

AB Variable Products Series Fund

NOTE G: Risks Involved in Investing in the Portfolio

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

Emerging Market Risk—Investments in emerging market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory, or other uncertainties.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Portfolio’s investments or reduce its returns.

Capitalization Risk—Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

Derivatives Risk—The Portfolio may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Portfolio, and subject to counterparty risk to a greater degree than more traditional investments. Derivatives may result in significant losses, including losses that are far greater than the value of the derivatives reflected on the statement of assets and liabilities.

Focused Portfolio Risk—Investments in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Portfolio’s net asset value, or NAV.

Leverage Risk—When the Portfolio borrows money or otherwise leverages its investments, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Portfolio’s investments. The Portfolio may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures or by borrowing money. The use of derivative instruments by the Portfolio, such as forwards, futures, options and swaps, may also result in a form of leverage. Leverage may result in higher returns to the Portfolio than if the Portfolio were not leveraged, but may also adversely affect returns, particularly if the market is declining.

Indemnification Risk—In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Portfolio has not accrued any liability in connection with these indemnification provisions.

NOTE H: Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $280 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the six months ended June 30, 2016.

NOTE I: Components of Accumulated Earnings (Deficit)

As of December 31, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses	$(40,339,371	)(a)
Unrealized appreciation/(depreciation)	18,162,249	(b)

Total accumulated earnings/(deficit)	$(22,177,122)

(a)	On December 31, 2015, the Portfolio had a net capital loss carryforward of $40,232,799. During the fiscal year, the Portfolio utilized $5,183,475 of capital loss carryforwards to offset current year net realized gains. At December 31, 2015, the Portfolio had a qualified late-year ordinary loss deferral of $106,572 which is deemed to arise on January 1, 2016.

(b)	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of gains/losses on certain derivative instruments.

For tax purposes, net capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an indefinite period. These post-

19

GLOBAL THEMATIC GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

December 22, 2010 capital losses must be utilized prior to the earlier capital losses, which are subject to expiration. Post-December 22, 2010 capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered short-term as under previous regulation.

As of December 31, 2015, the Portfolio had a net capital loss carryforward of $40,232,799 which will expire as follows:

SHORT-TERM AMOUNT	LONG-TERM AMOUNT	EXPIRATION
$ 21,432,239	n/a	2016
18,800,560	n/a	2017

NOTE J: New Accounting Pronouncement

In May 2015, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2015-07 (the “ASU”) which removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient. The ASU also removes the requirement to make certain disclosures for investments that are eligible to be measured at fair value using the net asset value per share practical expedient but do not utilize that practical expedient. The ASU is effective for annual periods beginning after December 15, 2015 and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

NOTE K: Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Portfolio’s financial statements through this date.

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GLOBAL THEMATIC GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS	AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	CLASS A
	Six Months Ended June 30, 2016 (unaudited)		Year Ended December 31,
			2015		2014		2013		2012		2011
Net asset value, beginning of period	$22.43		$21.80		$20.75		$16.88		$14.87		$19.47

Income From Investment Operations
Net investment income (a)	.06	(b)	.02		.06		.04		.13		.02
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.80)		.60		.99		3.88		1.88		(4.52)
Contributions from Affiliates	–0	–	.01		–0	–	–0	–	–0	–	–0	–

Net increase (decrease) in net asset value from operations	(.74)		.63		1.05		3.92		2.01		(4.50)

Less: Dividends and Distributions
Dividends from net investment income	–0	–	–0	–	–0	–	(.05)		–0	–	(.10)
Tax return of capital	–0	–	–0	–	–0	–	(.00	)(c)	–0	–	–0	–

Total dividends and distributions	–0	–	–0	–	–0	–	(.05)		–0	–	(.10)

Net asset value, end of period	$21.69		$22.43		$21.80		$20.75		$16.88		$14.87

Total Return
Total investment return based on net asset value (d)	(3.25)%		2.89	%*	5.06	%*	23.26	%*	13.52	%*	(23.23	)%*

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$28,647		$31,534		$30,886		$32,195		$40,231		$42,094
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.04	%^	1.01%		1.01%		.98%		.99%		.94%
Expenses, before waivers/reimbursements	1.04	%^	1.01%		1.01%		.98%		.99%		.94%
Net investment income	.60	%^(b)	.07%		.26%		.22%		.83%		.10%
Portfolio turnover rate	23%		47%		48%		96%		152%		163%

See footnote summary on page 22.

21

GLOBAL THEMATIC GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS
(continued)	AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	CLASS B
	Six Months Ended June 30, 2016 (unaudited)		Year Ended December 31,
			2015		2014		2013		2012		2011
Net asset value, beginning of period	$21.71		$21.15		$20.18		$16.42		$14.50		$18.99

Income From Investment Operations
Net investment income (loss) (a)	.03	(b)	(.04)		.00	(c)	(.01)		.09		(.03)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.77)		.59		.97		3.77		1.83		(4.40)
Contributions from Affiliates	–0	–	.01		–0	–	–0	–	–0	–	–0	–

Net increase (decrease) in net asset value from operations	(.74)		.56		.97		3.76		1.92		(4.43)

Less: Dividends and Distributions
Dividends from net investment income	–0	–	–0	–	–0	–	(.00	)(c)	–0	–	(.06)
Tax return of capital	–0	–	–0	–	–0	–	(.00	)(c)	–0	–	–0	–

Total dividends and distributions	–0	–	–0	–	–0	–	(.00)		–0	–	(.06)

Net asset value, end of period	$20.97		$21.71		$21.15		$20.18		$16.42		$14.50

Total Return
Total investment return based on net asset value (d)	(3.41)%		2.65	%*	4.81	%*	22.93	%*	13.24	%*	(23.41	)%*

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$81,744		$92,298		$96,728		$101,388		$91,864		$99,084
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.29	%^	1.26%		1.26%		1.23%		1.24%		1.19%
Expenses, before waivers/reimbursements	1.29	%^	1.26%		1.26%		1.23%		1.24%		1.19%
Net investment income (loss)	.34	%^(b)	(.17)%		.01%		(.06)%		.58%		(.14)%
Portfolio turnover rate	23%		47%		48%		96%		152%		163%

(a)	Based on average shares outstanding.

(b)	Net of fees waived and expenses reimbursed by the Adviser.

(c)	Amount is less than $.005.

(d)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect (i) insurance company’s separate account related expense charges and (ii) the deductions of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

*	Includes the impact of proceeds received and credited to the Portfolio resulting from class action settlements, which enhanced the Portfolio’s performance for the years ended December 31, 2015, December 31, 2014, December 31, 2013, December 31, 2012 and December 31, 2011 by 0.01%, 0.02%, 0.05%, 0.07% and 0.04%, respectively.

^	Annualized.

See notes to financial statements.

22

GLOBAL THEMATIC GROWTH PORTFOLIO
CONTINUANCE DISCLOSURE	AB Variable Products Series Fund

INFORMATION REGARDING THE REVIEW AND APPROVAL OF THE FUND’S ADVISORY AGREEMENT

The disinterested directors (the “directors”) of AB Variable Products Series Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Global Thematic Growth Portfolio (the “Fund”) at a meeting held on May 3-5, 2016 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed an independent evaluation prepared by the Company’s Senior Officer (who is also the Company’s Independent Compliance Officer) of the reasonableness of the advisory fee, in which the Senior Officer concluded that the contractual fee for the Fund was reasonable. The directors also discussed the proposed continuance in private sessions with counsel and the Company’s Senior Officer.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they receive presentations from the Adviser on the investment results of the Fund and review extensive materials and information presented by the Adviser.

The directors also considered all other factors they believed relevant, including the specific matters discussed below. In their deliberations, the directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Company’s Senior Officer. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues, expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2014 and 2015 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Company’s Senior Officer. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

23

GLOBAL THEMATIC GROWTH PORTFOLIO
CONTINUANCE DISCLOSURE
(continued)	AB Variable Products Series Fund

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of the Fund’s Class B shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an analytical service that is not affiliated with the Adviser, showing the performance of the Class A Shares of the Fund against a peer group and a peer universe selected by Broadridge, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended February 29, 2016. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate paid by the Fund to the Adviser and information prepared by Broadridge concerning advisory fee rates paid by other funds in the same Broadridge category as the Fund at a common asset level. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors considered the Fund’s contractual effective advisory fee rate against a peer group median and took into account the impact on the advisory fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year.

The directors also considered the Adviser’s fee schedule for institutional clients pursuing a similar investment style. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and the evaluation from the Company’s Senior Officer and noted the differences between the Fund’s fee schedule, on the one hand, and the institutional fee schedule and the schedule of fees charged to any offshore funds and any sub-advised funds, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors noted that the Adviser advises another AB Fund with a substantially similar investment style for the same fee schedule as the Fund except that the Fund’s fee rate is a monthly fee based on average daily net assets whereas the AB Fund’s fee rate is a quarterly fee based on net asset value at the end of each quarter.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to funds such as the Fund, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

The directors also considered the total expense ratio of the Class A shares of the Fund in comparison to a peer group and a peer universe selected by Broadridge. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s Broadridge category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. After reviewing and discussing the Adviser’s explanations of the reasons that the Fund’s expense ratio was above the medians, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and by the Adviser concerning certain of its views on economies of

24

AB Variable Products Series Fund

scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

25

GLOBAL THEMATIC GROWTH PORTFOLIO
SENIOR OFFICER FEE EVALUATION	AB Variable Products Series Fund

THE FOLLOWING IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

SUMMARY OF SENIOR OFFICER’S EVALUATION OF INVESTMENT ADVISORY AGREEMENT1

The following is a summary of the evaluation of the Investment Advisory Agreement between AllianceBernstein L.P. (the “Adviser”) and the AB Variable Products Series Fund (the “Fund”), in respect of AB Global Thematic Growth Portfolio (the “Portfolio”).2 The evaluation of the Investment Advisory Agreement was prepared by Philip L. Kirstein, the Senior Officer of the Fund, for the Directors of the Fund, as required by a September 2004 agreement between the Adviser and the New York State Attorney General (the “NYAG”). The Senior Officer’s evaluation of the Investment Advisory Agreement is not meant to diminish the responsibility or authority of the Board of Directors of the Fund to perform its duties pursuant to Section 15 of the Investment Company Act of 1940 (the “40 Act”) and applicable state law. The purpose of the summary is to provide shareholders with a synopsis of the independent evaluation of the reasonableness of the advisory fees proposed to be paid by the Portfolio which was provided to the Directors in connection with their review of the proposed approval of the continuance of the Investment Advisory Agreement. The Senior Officer’s evaluation considered the following factors:

1.	Advisory fees charged to institutional and other clients of the Adviser for like services;

2.	Advisory fees charged by other mutual fund companies for like services;

3.	Costs to the Adviser and its affiliates of supplying services pursuant to the advisory agreement, excluding any intra-corporate profit;

4.	Profit margins of the Adviser and its affiliates from supplying such services;

5.	Possible economies of scale as the Portfolio grows larger; and

6.	Nature and quality of the Adviser’s services including the performance of the Portfolio.

These factors, with the exception of the first factor, are generally referred to as the “Gartenberg factors,” which were articulated by the United States Court of Appeals for the Second Circuit in 1982. Gartenberg v. Merrill Lynch Asset Management, Inc., 694 F. 2d 923 (2d Cir. 1982). On March 30, 2010, the Supreme Court held the Gartenberg decision was correct in its basic formulation of what Section 36(b) requires: to face liability under Section 36(b), “an investment adviser must charge a fee that is so disproportionately large that it bears no reasonable relationship to the services rendered and could not have been the product of arm’s length bargaining.” Jones v. Harris Associates L.P., 130 S. Ct. 1418 (2010). In Jones, the Court stated the Gartenberg approach fully incorporates the correct understanding of fiduciary duty within the context of Section 36(b) and noted with approval that “Gartenberg insists that all relevant circumstances be taken into account” and “uses the range of fees that might result from arm’s length bargaining as the benchmark for reviewing challenged fees.”3

PORTFOLIO ADVISORY FEES, NET ASSETS & EXPENSE RATIOS

The Adviser proposed that the Portfolio pays the advisory fee set forth in the table below for receiving the services to be provided pursuant to the Investment Advisory Agreement. The fee schedule below, implemented in January 2004 in consideration of the Adviser’s settlement with the NYAG in December 2003, is based on a master schedule that contemplates eight categories of funds with almost all funds in each category having the same advisory fee schedule.

Portfolio	Category	Advisory Fee Based on % of Average Daily Net Assets	Net Assets 03/31/16 ($MIL)
Global Thematic Growth Portfolio	Specialty	0.75% on 1st $2.5 billion 0.65% on next $2.5 billion 0.60% on the balance	$117.3

The Adviser is reimbursed as specified in the Investment Advisory Agreement for certain clerical, legal, accounting, administrative and other services provided to the Portfolio. During the Portfolio’s most recently completed fiscal year, the Adviser received $50,998 (0.039% of the Portfolio’s average daily net assets) for such services.

1	The information in the fee summary was completed on April 21, 2016 and discussed with the Board of Directors on May 3-5, 2016.

2	Future references to the Fund and the Portfolio do not include “AB.” References in the fee summary pertaining to performance and expense ratio rankings refer to the Class A shares of the Portfolio.

3	Jones v. Harris at 1427.

26

AB Variable Products Series Fund

Set forth below are the Portfolio’s total expense ratios for the most recently completed fiscal year:

Portfolio	Total Expense Ratio	Fiscal Year
Global Thematic Growth Portfolio	Class A 1.01%	December 31
Class B 1.26%

I. ADVISORY FEES CHARGED TO INSTITUTIONAL AND OTHER CLIENTS

The advisory fees charged to investment companies which the Adviser manages and sponsors are normally higher than those charged to similar sized institutional accounts, including pension plans and sub-advised investment companies. The fee differential reflects, among other things, different services provided to such clients, and different liabilities assumed. Services provided by the Adviser to the Portfolio that are not provided to non-investment company clients and sub-advised investment companies include providing office space and personnel to serve as Fund Officers, who among other responsibilities make the certifications required under the Sarbanes–Oxley Act of 2002, and coordinating with and monitoring the Portfolio’s third party service providers such as Fund counsel, auditors, custodians, transfer agents and pricing services. The accounting, administrative, legal and compliance requirements for the Portfolio are more costly than those for institutional assets due to the greater complexities and time required for investment companies, although as previously noted, the Adviser is reimbursed for providing some of these services. Also, retail mutual funds managed by the Adviser are widely held. Servicing the Portfolio’s investors is more time consuming and labor intensive compared to institutional clients since the Adviser needs to communicate with a more extensive network of financial intermediaries and shareholders. The Adviser also believes that it incurs substantial entrepreneurial risk when offering a new mutual fund, since establishing a new mutual fund requires a large upfront investment, and it may take a long time for the fund to achieve profitability since the fund must be priced to scale from inception in order to be competitive and assets are acquired one account at a time. In addition, managing the cash flow of an investment company may be more difficult than managing that of a stable pool of assets, such as an institutional account with little cash movement in either direction, particularly, if a fund is in net redemption and the Adviser is frequently forced to sell securities to raise cash for redemptions. However, managing a fund with positive cash flow may be easier at times than managing a stable pool of assets. In recent years, investment advisers have been sued by institutional clients and have suffered reputational damage both by the attendant publicity and outcomes other than complete victories. Accordingly, the legal and reputational risks associated with institutional accounts are greater than previously thought, although still not equal to those related to the mutual fund industry.

Notwithstanding the Adviser’s view that managing an investment company is not comparable to managing other institutional accounts because the services provided are different, the Supreme Court has indicated consideration should be given to the advisory fees charged to institutional accounts that have a substantially similar investment style as the Portfolio.4 In addition to the AB Institutional fee schedule, set forth below is what would have been the effective advisory fee of the Portfolio had the AB Institutional fee schedule been applicable to the Portfolio versus the Portfolio’s advisory fee based on March 31, 2016 net assets:5

Portfolio	Net Assets 3/31/16 ($MIL)	AB Institutional Fee Schedule	Effective AB Inst. Adv. Fee	Portfolio Advisory Fee
Global Thematic Growth Portfolio	$117.3	Global Thematic Research Schedule	0.570%	0.750%
		0.80% on 1st $25m
		0.60% on next $25m
		0.50% on next $50m
		0.40% on the balance
		Minimum account size $25m

4	The Supreme Court stated that “courts may give such comparisons the weight that they merit in light of the similarities and differences between the services that the clients in question require, but the courts must be wary of inapt comparisons.” Among the significant differences the Supreme Court noted that may exist between services provided to mutual funds and institutional accounts are “higher marketing costs.” Jones v. Harris at 1428.

5	The Adviser has indicated that with respect to institutional accounts with assets greater than $300 million, it will negotiate a fee schedule. Discounts that are negotiated vary based upon each client relationship.

27

GLOBAL THEMATIC GROWTH PORTFOLIO
SENIOR OFFICER FEE EVALUATION
(continued)	AB Variable Products Series Fund

The Adviser also manages AB Global Thematic Growth Fund, Inc. (“Global Thematic Growth Fund, Inc.), a retail mutual fund, which has a substantially similar investment style as the Portfolio. Set forth below is the fee schedule of Global Thematic Growth Fund, Inc. and what would have been the effective advisory fee of the Portfolio had the fee schedule of the retail mutual fund been applicable to the Portfolio:6

Portfolio	AB Mutual Fund	Fee Schedule	ABMF Effective Fee
Global Thematic Growth Portfolio	Global Thematic Growth Fund, Inc.[7]	0.75% on first $2.5 billion 0.65% on next $2.5 billion 0.60% on the balance	0.750%

The Adviser also manages and sponsors retail mutual funds, which are organized in jurisdictions outside the United States, generally Luxembourg and Japan, and sold to non-United States resident investors. The Adviser charges the fees set forth for Thematic Research Growth Portfolio, a Luxembourg fund that has a somewhat similar investment style as the Portfolio.

Portfolio	Fee[8]
Thematic Research Growth Portfolio
Class A	1.70%
Class I (Institutional)	0.90%

The Adviser represented that it does not sub-advise any registered investment company with a substantially similar investment style as the Portfolio.

II. MANAGEMENT FEES CHARGED BY OTHER MUTUAL FUND COMPANIES FOR LIKE SERVICES.

Broadridge, an analytical service that is not affiliated with the Adviser, compared the fees charged to the Portfolios with fees charged to other investment companies for similar services by other investment advisers.9,10 Broadridge’s analysis included each Portfolio’s contractual management fee, estimated at the approximate current asset level of the subject Portfolio, to the median of the Portfolio’s Broadridge Expense Group (“EG”) and the Portfolio’s contractual management fee ranking.11,12

Broadridge describes an EG as a representative sample of comparable funds. Broadridge’s standard methodology for screening funds to be included in an EG entails the consideration of several fund criteria, including fund type, investment classification/objective, load type and similar 12b-1/non-12b-1 service fees, asset (size) comparability, expense components, operating structure, and expense attributes. An EG will typically consist of seven to twenty funds.

The original EG for the Portfolio had an insufficient number of peers. Consequently, Broadridge expanded the EGs of the Portfolio to include peers that had a similar but not the same Lipper investment classification/objective.

6	The retail mutual fund was also affected by the settlement between the Adviser and the NYAG. As a result, the Portfolio has the same breakpoints in its advisory fee schedule as the retail mutual fund.

7	The advisory fees of AB Global Thematic Growth Fund, Inc. are based on the mutual fund’s net assets at the end of each quarter and are paid to the Adviser quarterly, in contrast to the Portfolio, whose advisory fees are based on the Portfolio’s average daily net assets and are paid on a monthly basis.

8	Class A shares of the fund are charged an “all-in” fee, which includes investment advisory services and distribution related services, unlike Class I shares, whose fee is for only investment advisory services.

9	On June 5, 2015, Broadridge Financial Solutions, Inc. (“Broadridge”) acquired the Fiduciary Services and Competitive Intelligence unit, i.e., the group responsible for providing the Portfolio’s 15(c) report, from Thomson Reuters’ Lipper division. The group that maintains Lipper’s expense and performance databases and investment classifications/objectives remains a part of Thomson Reuters’ Lipper division. Accordingly, the Portfolio’s investment classification/objective continues to be determined by Lipper.

10	The Supreme Court cautioned against accepting mutual fund fee comparisons without careful scrutiny since “these comparisons are problematic because these fees, like those challenged, may not be the product of negotiations conducted at arm’s length.” Jones v. Harris at 1429.

11	The contractual management fee is calculated by Broadridge using the Portfolio’s contractual management fee rate at a hypothetical asset level. The hypothetical asset level is based on the combined net assets of all classes of the Portfolio, rounded up to the next $25 million. Broadridge’s total expense ratio information is based on the most recent annual report except as otherwise noted. A ranking of “1” means that the Portfolio has the lowest effective fee rate in the Broadridge peer group.

12	The contractual management fee does not reflect any expense reimbursement made by the Portfolio to the Adviser for certain clerical, legal, accounting, administrative and other services.

28

AB Variable Products Series Fund

Portfolio	Contractual Management Fee (%)[13]	Broadridge EG Median (%)	Broadridge EG Rank
Global Thematic Growth Portfolio[14]	0.750	0.750	3/8

However, because Broadridge had expanded those Portfolio’s EGs to include peers that had a similar but not the same Lipper investment classification/objective, under Broadridge’s standard guidelines, each of the Portfolio’s Broadridge Expense Universe (“EU”) was also expanded to include the universes of those peers that had a similar but not the same Lipper investment classification/objective. A “normal” EU will include funds that have the same investment classification/objective and load type as the subject Portfolio.15 Set forth below is a comparison of the Portfolio’s total expense ratio and the medians of the Portfolio’s EG and EU. The Portfolio’s total expense ratio ranking is also shown in the table below.

Portfolio	Expense Ratio (%)[16]	Broadridge EG Median (%)	Broadridge EG Rank	Broadridge EU Median (%)	Broadridge EU Rank
Global Thematic Growth Portfolio[17]	1.005	0.881	6/8	0.876	10/12

Based on this analysis, the Portfolio has a more favorable ranking on a contractual management fee basis than it does on a total expense ratio basis.

III. COSTS TO THE ADVISER AND ITS AFFILIATES OF SUPPLYING SERVICES PURSUANT TO THE ADVISORY FEE ARRANGEMENT, EXCLUDING ANY INTRA-CORPORATE PROFIT.

The Adviser utilizes two profitability reporting systems, which operate independently but are aligned with each other, to estimate the Adviser’s profitability in connection with investment advisory services provided to the Portfolio. The Senior Officer has retained a consultant to provide independent advice regarding the alignment of the two profitability systems as well as the methodologies and allocations utilized by both profitability systems.

IV. PROFIT MARGINS OF THE ADVISER AND ITS AFFILIATES FOR SUPPLYING SUCH SERVICES.

The Portfolio’s profitability information, prepared by the Adviser for the Board of Directors, was reviewed by the Senior Officer and the consultant. The Adviser’s profitability from providing investment advisory services to the Portfolio decreased during calendar year 2015, relative to 2014.

In addition to the Adviser’s direct profits from managing the Portfolio, certain of the Adviser’s affiliates have business relationships with the Portfolio and may earn a profit from providing other services to the Portfolio. The courts have referred to this type of business opportunity as “fall-out benefits” to the Adviser and indicated that such benefits should be factored into the evaluation of the total relationship between the Portfolio and the Adviser. Neither case law nor common business practice precludes the Adviser’s affiliates from earning a reasonable profit on this type of relationship provided the affiliates’ charges and services are competitive. These affiliates provide transfer agent, distribution and brokerage related services to the Portfolio and receive transfer agent fees, Rule 12b-1 payments, and brokerage commissions. In addition, the Adviser benefits from soft dollar arrangements which offset expenses the Adviser would otherwise incur.

The Portfolio has adopted a distribution plan for Class B shares pursuant to Rule 12b-1 under the 40 Act. Under the distribution plan, the Portfolio pays distribution and servicing fees to its principal underwriter, AllianceBernstein Investments, Inc. (“ABI”), the Portfolio’s distributor and an affiliate of the adviser, at an annual rate of up to 0.50% of the Portfolio’s average daily net assets attributable to Class B shares. The current annual rate that the Portfolio pays to ABI for 12b-1 fees is 0.25%. During the fiscal year ended December 31, 2015, ABI received $247,899 in Rule 12b-1 fees.

13	The contractual management fee does not reflect any expense reimbursements made by the Portfolio to the Adviser for certain clerical, legal, accounting, administrative and other services.

14	The Portfolio’s EG includes the Portfolio, four other variable insurance product (“VIP”) Global Multi-Cap Growth (“GMLG”) funds and four VIP Global Multi-Cap Core (“GMLC”) funds.

15	Except for asset (size) comparability, Broadridge uses the same criteria for selecting an EG peer when selecting an EU peer. Unlike the EG, the EU allows for the same adviser to be represented by more than just one fund.

16	Most recently completed fiscal year end Class A total expense ratio.

17	Portfolio’s EU includes the Portfolio, EG and all other VIP GMLG and VIP GMLC funds, excluding outliers.

29

GLOBAL THEMATIC GROWTH PORTFOLIO
SENIOR OFFICER FEE EVALUATION
(continued)	AB Variable Products Series Fund

During the fiscal year ended December 31, 2015, the Adviser incurred distribution expenses in the amount of $505,616 in connection with activities primarily intended to result in the sale of the Portfolio’s Class B shares. This expense amount incurred by ABI is partially offset by the 12b-1 fees paid by the Portfolio.

Financial intermediaries, such as insurers, market and sell shares of the Portfolio and typically receive compensation from ABI, the Advisers and/or the Portfolio for selling shares of the Portfolio. These financial intermediaries receive compensation in any or all of the following forms: 12b-1 fees, defrayal of costs for educational seminars and training, additional distribution support, recordkeeping and/or administrative services. Payments related to providing contract-holder recordkeeping and/or administrative services will generally not exceed 0.35% of the average daily net assets of the Portfolio attributable to the relevant intermediary over the year. With respect to the Fund, which includes the Portfolio and other Portfolios of the Fund not discussed in this summary, ABI paid approximately $400,000 in 2015 and expects to pay approximately $450,000 in 2016 for educational support and distribution assistance (revenue sharing payments).

The transfer agent of the Portfolio is AllianceBernstein Investor Services, Inc. (“ABIS”). During the most recently completed fiscal year, ABIS received a fee of $1,262 from the Portfolio.18

The Portfolio did not effect any brokerage transactions through the Adviser’s affiliate, Sanford C. Bernstein & Co., LLC (“SCB & Co.”) and/or its U.K. affiliate, Sanford C. Bernstein Limited (“SCB Ltd.”), collectively “SCB,” and pay commissions during the Portfolio’s most recently completed fiscal year. The Adviser represented that SCB’s profitability from any future business conducted with the Portfolio would be comparable to the profitability of SCB’s dealings with other similar third party clients. In the ordinary course of business, SCB receives and pays liquidity rebates from electronic communications networks (“ECNs”) derived from trading for its clients. These credits and charges are not being passed onto any SCB client. The Adviser also receives certain soft dollar benefits from brokers that execute agency trades for the Portfolio and other clients. These soft dollar benefits reduce the Adviser’s cost of doing business and increase its profitability.

V. POSSIBLE ECONOMIES OF SCALE

The Adviser has indicated that economies of scale are being shared with shareholders through pricing to scale, breakpoints, fee reductions/waivers and enhancement to services.

In May 2012, an independent consultant, retained by the Senior Officer, provided the Board of Directors information on the Adviser’s firm-wide average costs from 2005 through 2011 and the potential economies of scale. The independent consultant noted that from 2005 through 2007 the Adviser experienced significant growth in assets under management (“AUM”). During this period, operating expenses increased, in part to keep up with growth, and in part reflecting market returns. However, from 2008 through the first quarter of 2009, AUM rapidly and significantly decreased due to declines in market value and client withdrawals. When AUM rapidly decreased, some operating expenses categories, including base compensation and office space, adjusted more slowly during this period, resulting in an increase in average costs. Since 2009, AUM has experienced less significant changes. The independent consultant noted that changes in operating expenses reflect changes in business composition and business practices in response to changes in financial markets. Finally, the independent consultant concluded that the increase in average cost and the decline in net operating margin across the Adviser since late 2008 are inconsistent with the view that there are currently reductions in average costs due to economies of scale that can be shared with the AB Mutual Funds managed by the Adviser through lower fees.

In February 2008, the independent consultant provided the Board of Directors an update of Deli’s study on advisory fees and various fund characteristics.19,20 The independent consultant first reiterated the results of his previous two dimensional comparison analysis (fund size and family size) with the Board of Directors.21 The independent consultant then discussed the

18	The Fund, which includes the Portfolio and other Portfolios of the Fund pays ABIS a fee of $18,000 for each calendar year.

19	The Deli study, originally published in 2002 based on 1997 data and updated for the February 2008 Presentation, may be of diminished value due to the age of the data used in the presentation and the changes experienced in the industry over the last four years. Source: Deli, Daniel N. “Mutual Fund Advisory Contracts: An Empirical Investigation.” Journal of Finance, 57(1): 109-133 (2002).

20	As mentioned previously, the Supreme Court cautioned against accepting mutual fund fee comparisons without careful scrutiny since the fees may not be the product of negotiations conducted at arm’s length. See Jones v. Harris at 1429.

21	The two dimensional analysis showed patterns of lower advisory fees for funds with larger asset sizes and funds from larger family sizes compared to funds with smaller asset sizes and funds from smaller family sizes, which according to the independent consultant is indicative of a sharing of economies of scale and scope. However, in less liquid and active markets, such is not the case, as the empirical analysis showed potential for diseconomies of scale in those markets. The empirical analysis also showed diminishing economies of scale and scope as funds surpassed a certain high level of assets.

30

AB Variable Products Series Fund

results of the regression model that was utilized to study the effects of various factors on advisory fees. The regression model output indicated that the bulk of the variation in fees predicted were explained by various factors, but substantially by fund AUM, family AUM, index fund indicator and investment style. The independent consultant also compared the advisory fees of the AB Mutual Funds to similar funds managed by 19 other large asset managers, regardless of the fund size and each Adviser’s proportion of mutual fund assets to non-mutual fund assets.

VI. NATURE AND QUALITY OF THE ADVISER’S SERVICES, INCLUDING THE PERFORMANCE OF THE PORTFOLIO

With assets under management of approximately $479 billion as of March 31, 2016, the Adviser has the investment experience to manage and provide non-investment services (described in Section I) to the Portfolio.

The information in the table below shows the 1, 3, 5 and 10 year net performance returns, rankings and quintiles22 of the Portfolios relative to their Broadridge Performance Group (“PG”) and Broadridge Performance Universe (“PU”)23 for the periods ended February 29, 2016.24

	Portfolio (%)	PG Median (%)	PU Median (%)	PG Rank	PU Rank
Global Thematic Growth Portfolio[25]
1 year	–12.47	–12.47	–10.50	3/5	5/7
3 year	5.51	4.75	4.75	1/5	2/7
5 year	0.22	2.06	2.27	5/5	7/7
10 year	2.46	3.56	3.56	4/5	5/7

Set forth below are the 1, 3, 5 and 10 year and since inception performance returns of the Portfolio (in bold)26 versus its benchmarks. Portfolio and benchmark volatility and reward-to-variability ratio (“Sharpe Ratio”) information is also shown.27

	Period Ending February 29, 2016 Annualized Performance
	1 Year (%)	3 Year (%)	5 Year (%)	10 Year (%)	Since Inception (%)	Annualized		Risk Period (Year)
						Volatility (%)	Sharpe (%)
Global Thematic Growth Portfolio	–12.47	5.51	0.22	2.46	4.42	17.45	0.10	5
MSCI AC World Index (Net)	–12.32	3.67	3.71	3.55	N/A	13.23	0.33	5
MSCI World Index (Net)[28]	–11.00	5.32	4.92	3.82	5.58	N/A	N/A	N/A
Inception Date: January 11, 1996

22	The performance returns and rankings of the Portfolio are for the Portfolio’s Class A shares. The performance returns and rankings of the Portfolio were provided by Broadridge.

23	The Portfolio’s PG/PU are not identical to the Portfolio’s EG/EU as the criteria for including/excluding a fund in a PG/PU is different from that of an EG/EU.

24	Note that the current Lipper investment classification/objective dictates the PG and PU throughout the life of each fund even if the fund had a different investment classification/objective at a different point in time.

25	The Portfolio’s Lipper classification changed in 2009 from VA Science/Technology Funds to VA Global Growth as a result of changes to the Portfolio’s strategy. Consequently, for the 10 year period, the Portfolio’s performance is being compared to funds that did not have the same Lipper investment category/objective during the entirety of that period.

26	The performance returns and risk measures shown in the table are for the Class A shares of the Portfolio.

27	Portfolio and benchmark volatility and Sharpe Ratio information was obtained through Lipper LANA, a database maintained by Lipper. Volatility is a statistical measure of the tendency of a market price or yield to vary over time. A Sharpe Ratio is a risk adjusted measure of return that divides a fund’s return in excess of the riskless return by the fund’s standard deviation. A fund with a greater volatility would be viewed as more risky than a fund with equivalent performance but lower volatility; for that reason, a greater return would be demanded for the more risky fund. A fund with a higher Sharpe Ratio would be viewed as better performing than a fund with a lower Sharpe Ratio.

28	Benchmark since inception date is the nearest month end after the Portfolio’s inception date.

31

GLOBAL THEMATIC GROWTH PORTFOLIO
SENIOR OFFICER FEE EVALUATION
(continued)	AB Variable Products Series Fund

CONCLUSION:

The Senior Officer observed that the Portfolio had a relatively high total expense ratio compared to the Portfolio’s Broadridge peers, and recommended that the Directors discuss with the Adviser possible actions to reduce the Portfolio’s total expense ratio. Based on the factors discussed above, the Senior Officer’s conclusion is that the proposed advisory fee for the Portfolio is reasonable and within the range of what would have been negotiated at arm’s-length in light of all the surrounding circumstances. This conclusion in respect of the Portfolio is based on an evaluation of all of these factors and no single factor was dispositive.

Dated: June 2, 2016

32

VPS-GTG-0152-0616

JUN    06.30.16

SEMI-ANNUAL REPORT

AB VARIABLE PRODUCTS

SERIES FUND, INC.

+	GROWTH PORTFOLIO

Investment Products Offered

➢	Are Not FDIC Insured
➢	May Lose Value
➢	Are Not Bank Guaranteed

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

GROWTH PORTFOLIO
EXPENSE EXAMPLE (unaudited)	AB Variable Products Series Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. The estimate of expenses does not include fees or other expenses of any variable insurance product. If such expenses were included, the estimate of expenses you paid during the period would be higher and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The estimate of expenses does not include fees or other expenses of any variable insurance product. If such expenses were included, the estimate of expenses you paid during the period would be higher and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of each class’ table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$980.00	$5.56	1.13%
Hypothetical (5% annual return before expenses)	$1,000	$1,019.24	$5.67	1.13%

Class B
Actual	$1,000	$978.80	$6.79	1.38%
Hypothetical (5% annual return before expenses)	$1,000	$1,018.00	$6.92	1.38%

*	Expenses are equal to each classes’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

1

GROWTH PORTFOLIO
TEN LARGEST HOLDINGS*
June 30, 2016 (unaudited)	AB Variable Products Series Fund

COMPANY	U.S. $ VALUE	PERCENT OF NET ASSETS
Alphabet, Inc.—Class A & Class C	$4,050,958	6.1%
Facebook, Inc.—Class A	3,607,477	5.5
UnitedHealth Group, Inc.	2,565,321	3.9
Visa, Inc.—Class A	2,511,396	3.8
Home Depot, Inc. (The)	2,431,090	3.7
Starbucks Corp.	2,284,800	3.5
Apple, Inc.	2,276,714	3.4
CVS Health Corp.	2,238,402	3.4
Biogen, Inc.	2,174,929	3.3
NIKE, Inc.—Class B	1,867,526	2.8

	$26,008,613	39.4%

SECTOR BREAKDOWN†

June 30, 2016 (unaudited)

SECTOR	U.S. $ VALUE	PERCENT OF TOTAL INVESTMENTS
Information Technology	$22,110,350	33.0%
Consumer Discretionary	17,842,152	26.6
Health Care	11,977,960	17.9
Consumer Staples	6,145,457	9.2
Industrials	4,190,166	6.2
Financials	347,274	0.5
Short-Term Investments	4,429,664	6.6

Total Investments	$67,043,023	100.0%

*	Long-term investments.

†	The Portfolio’s sector breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market. These sector classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Portfolio’s prospectus.

2

GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2016 (unaudited)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

COMMON STOCKS–95.0%

INFORMATION TECHNOLOGY–33.5%
Communications Equipment–1.5%
Arista Networks, Inc.(a)	8,520	$548,517
Palo Alto Networks, Inc.(a)	3,370	413,297

		961,814

INTERNET SOFTWARE & SERVICES–12.4%
Alphabet, Inc.–Class A(a)	1,159	815,391
Alphabet, Inc.–Class C(a)	4,675	3,235,567
CoStar Group, Inc.(a)	2,510	548,837
Facebook, Inc.–Class A(a)	31,567	3,607,477

		8,207,272

IT SERVICES–6.0%
Cognizant Technology Solutions Corp.–Class A(a)	12,340	706,342
Vantiv, Inc.–Class A(a)	12,850	727,310
Visa, Inc.–Class A	33,860	2,511,396

		3,945,048

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT–4.7%
NVIDIA Corp.	33,360	1,568,254
Texas Instruments, Inc.	5,370	336,430
Xilinx, Inc.	25,230	1,163,860

		3,068,544

SOFTWARE–5.5%
Adobe Systems, Inc.(a)	12,180	1,166,722
HubSpot, Inc.(a)	9,340	405,543
Microsoft Corp.	15,736	805,211
ServiceNow, Inc.(a)	7,727	513,073
Ultimate Software Group, Inc. (The)(a)	3,616	760,409

		3,650,958

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS–3.4%
Apple, Inc.	23,815	2,276,714

		22,110,350

CONSUMER DISCRETIONARY–27.1%
DIVERSIFIED CONSUMER SERVICES–0.5%
Bright Horizons Family Solutions, Inc.(a)	5,070	336,192

HOTELS, RESTAURANTS & LEISURE–4.2%
Planet Fitness, Inc.(a) (b)	26,660	503,341
Starbucks Corp.	40,000	2,284,800

		2,788,141

INTERNET & CATALOG RETAIL–2.0%
Priceline Group, Inc. (The)(a)	1,067	1,332,053

MEDIA–6.7%
AMC Networks, Inc.–Class A(a)	21,777	1,315,766
Comcast Corp.–Class A	27,185	1,772,190
Walt Disney Co. (The)	13,458	1,316,462

		4,404,418

MULTILINE RETAIL–2.4%
Dollar Tree, Inc.(a)	16,490	$1,554,018

SPECIALTY RETAIL–8.4%
Five Below, Inc.(a)	21,469	996,376
Home Depot, Inc. (The)	19,039	2,431,090
O’Reilly Automotive, Inc.(a)	1,756	476,052
Tractor Supply Co.	10,090	920,006
Ulta Salon Cosmetics & Fragrance, Inc.(a)	3,022	736,280

		5,559,804

TEXTILES, APPAREL & LUXURY GOODS–2.9%
NIKE, Inc.–Class B	33,832	1,867,526

		17,842,152

HEALTH CARE–18.2%
BIOTECHNOLOGY–7.6%
Alexion Pharmaceuticals, Inc.(a)	13,250	1,547,070
Biogen, Inc.(a)	8,994	2,174,929
Gilead Sciences, Inc.	15,590	1,300,518

		5,022,517

HEALTH CARE EQUIPMENT & SUPPLIES–5.7%
Align Technology, Inc.(a)	9,523	767,078
DexCom, Inc.(a)	7,560	599,735
Edwards Lifesciences Corp.(a)	6,070	605,361
Intuitive Surgical, Inc.(a)	2,720	1,799,035

		3,771,209

HEALTH CARE PROVIDERS & SERVICES–4.9%
Premier, Inc.–Class A(a)	18,927	618,913
UnitedHealth Group, Inc.	18,168	2,565,321

		3,184,234

		11,977,960

CONSUMER STAPLES–9.3%
BEVERAGES–2.6%
Monster Beverage Corp.(a)	10,816	1,738,239

FOOD & STAPLES RETAILING–5.9%
Costco Wholesale Corp.	10,555	1,657,557
CVS Health Corp.	23,380	2,238,402

		3,895,959

PERSONAL PRODUCTS–0.8%
Estee Lauder Cos., Inc. (The)–Class A	5,617	511,259

		6,145,457

3

GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

INDUSTRIALS–6.4%
AEROSPACE & DEFENSE–1.9%
Hexcel Corp.	8,240	$343,114
Rockwell Collins, Inc.	10,460	890,564

		1,233,678

AIRLINES–0.8%
Spirit Airlines, Inc.(a)	11,940	535,748

BUILDING PRODUCTS–0.5%
Allegion PLC	4,960	344,373

ELECTRICAL EQUIPMENT–1.3%
Acuity Brands, Inc.	3,390	840,584

INDUSTRIAL CONGLOMERATES–1.4%
Danaher Corp.	9,126	921,726

PROFESSIONAL SERVICES–0.5%
Robert Half International, Inc.	8,230	314,057

		4,190,166

FINANCIALS–0.5%
CAPITAL MARKETS–0.5%
Virtu Financial, Inc.–Class A	19,293	347,274

Total Common Stocks (cost $46,538,905)		62,613,359

	Principal Amount (000)
SHORT-TERM INVESTMENTS–6.7%
TIME DEPOSIT–6.7%
State Street Bank & Trust Co. 0.01%, 7/01/16 (cost $4,429,664)	$4,430	4,429,664

TOTAL INVESTMENTS BEFORE SECURITY LENDING COLLATERAL FOR SECURITIES LOANED–101.7% (cost $50,968,569)		67,043,023

Company	Shares	U.S. $ Value

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED–0.3%
Investment Companies–0.3%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio- Class AB, 0.25%(c)(d) (cost $213,991)	213,991	$213,991

TOTAL INVESTMENTS–102.0% (cost $51,182,560)		67,257,014
Other assets less liabilities–(2.0)%		(1,303,016)

NET ASSETS–100.0%		$65,953,998

(a)	Non-income producing security.

(b)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

(d)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

See notes to financial statements.

4

GROWTH PORTFOLIO
STATEMENT OF ASSETS & LIABILITIES
June 30, 2016 (unaudited)	AB Variable Products Series Fund

ASSETS
Investments in securities, at value
Investments in securities, at value (cost $50,968,569)	$67,043,023	(a)
Affiliated issuers (cost $213,991—investment of cash collateral for securities loaned)	213,991
Receivable for investment securities sold	360,570
Receivable for capital stock sold	40,461
Dividends and interest receivable	7,160

Total assets	67,665,205

LIABILITIES
Payable for investment securities purchased	1,371,913
Payable for collateral received on securities loaned	213,991
Advisory fee payable	40,860
Administrative fee payable	11,625
Distribution fee payable	8,250
Payable for capital stock redeemed	265
Transfer Agent fee payable	112
Accrued expenses	64,191

Total liabilities	1,711,207

NET ASSETS	$65,953,998

COMPOSITION OF NET ASSETS
Capital stock, at par	$2,229
Additional paid-in capital	42,321,503
Accumulated net investment loss	(163,092)
Accumulated net realized gain on investment and foreign currency transactions	7,718,904
Net unrealized appreciation on investments	16,074,454

	$65,953,998

Net Asset Value Per Share—1 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value
A	$26,073,681	856,829	$30.43
B	$39,880,317	1,371,962	$29.07

(a)	Includes securities on loan with a value of $204,565 (see Note E).

See notes to financial statements.

5

GROWTH PORTFOLIO
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2016 (unaudited)	AB Variable Products Series Fund

INVESTMENT INCOME
Dividends
Unaffiliated issuers	$254,652
Affiliated issuers	1,246
Interest	125
Securities lending income	2,031

$258,054

EXPENSES
Advisory fee (see Note B)	246,968
Distribution fee—Class B	50,328
Transfer agency—Class A	974
Transfer agency—Class B	1,528
Custodian	36,557
Administrative	24,077
Audit and tax	19,364
Legal	14,690
Printing	13,712
Directors’ fees	10,665
Miscellaneous	2,294

Total expenses	421,157
Less: expenses waived and reimbursed by the Adviser (see Note E)	(11)

Net expenses	421,146

Net investment loss	(163,092)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions	25,643
Foreign currency transactions	(2,313)
Net change in unrealized appreciation/depreciation of:
Investments	(1,382,111)
Foreign currency denominated assets and liabilities	2,716

Net loss on investment and foreign currency transactions	(1,356,065)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$(1,519,157)

See notes to financial statements.

6

GROWTH PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS	AB Variable Products Series Fund

	Six Months Ended June 30, 2016 (unaudited)		Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	$(163,092)		$(285,850)
Net realized gain on investment and foreign currency transactions	23,330		8,045,915
Net change in unrealized appreciation/depreciation of investments and foreign currency denominated assets and liabilities	(1,379,395)		(1,472,302)

Net increase (decrease) in net assets from operations	(1,519,157)		6,287,763
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain on investment transactions
Class A	–0	–	(4,892,406)
Class B	–0	–	(8,198,796)
CAPITAL STOCK TRANSACTIONS
Net increase (decrease)	(2,969,560)		2,774,676

Total decrease	(4,488,717)		(4,028,763)
NET ASSETS
Beginning of period	70,442,715		74,471,478

End of period (including accumulated net investment loss of ($163,092) and ($0), respectively)	$65,953,998		$70,442,715

See notes to financial statements.

7

GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2016 (unaudited)	AB Variable Products Series Fund

NOTE A: Significant Accounting Policies

The AB Growth Portfolio (the “Portfolio”) is a series of AB Variable Products Series Fund, Inc. (the “Fund”). The Portfolio’s investment objective is long-term growth of capital. The Portfolio is diversified as defined under the Investment Company Act of 1940. The Fund was incorporated in the State of Maryland on November 17, 1987, as an open-end series investment company. The Fund offers sixteen separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio’s net asset value per share.

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, AllianceBernstein L.P. (the “Adviser”) will have discretion to determine the best valuation (e.g. last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Such factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Portfolio may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Portfolio values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign

8

AB Variable Products Series Fund

markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2016:

	Level 1		Level 2		Level 3		Total
Investments in Securities:
Assets:
Common Stocks(a)	$62,613,359		$–0	–	$–0	–	$62,613,359
Short-Term Investments	–0	–	4,429,664		–0	–	4,429,664
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	213,991		–0	–	–0	–	213,991

Total Investments in Securities	62,827,350		4,429,664		–0	–	67,257,014
Other Financial Instruments(b)	–0	–	–0	–	–0	–	–0	–

Total(c)	$62,827,350		$4,429,664		$–0	–	$67,257,014

(a)	See Portfolio of Investments for sector classifications.

(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.

(c)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Committee to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the

9

GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and processes at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolio’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolio’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Portfolio is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income.

6. Class Allocations

All income earned and expenses incurred by the Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Fund are charged proportionately to each portfolio or

10

AB Variable Products Series Fund

based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B: Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Portfolio pays the Adviser an advisory fee at an annual rate of .75% of the first $2.5 billion, .65% of the next $2.5 billion and .60% in excess of $5 billion, of the Portfolio’s average daily net assets. The fee is accrued daily and paid monthly.

Pursuant to the investment advisory agreement, the Portfolio may reimburse the Adviser for certain legal and accounting services provided to the Portfolio by the Adviser. For the six months ended June 30, 2016, the reimbursement for such services amounted to $24,077.

The Portfolio compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation retained by ABIS amounted to $569 for the six months ended June 30, 2016.

Brokerage commissions paid on investment transactions for the six months ended June 30, 2016 amounted to $14,850, of which $150 and $0, respectively, was paid to Sanford C. Bernstein & Co. LLC and Sanford C. Bernstein Limited, affiliates of the Adviser.

NOTE C: Distribution Plan

The Portfolio has adopted a Distribution Plan (the “Plan”) for Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Portfolio pays distribution and servicing fees to AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, at an annual rate of up to .50% of the Portfolio’s average daily net assets attributable to Class B shares. The fees are accrued daily and paid monthly. The Board currently limits payments under the Plan to .25% of the Portfolio’s average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio’s Class B shares. Since the Distributor’s compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the “compensation” variety.

In the event that the Plan is terminated or not continued, no distribution or servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio’s shares.

NOTE D: Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2016 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$15,075,470		$19,404,732
U.S. government securities	–0	–	–0	–

11

GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding foreign currency transactions) are as follows:

Gross unrealized appreciation	$17,249,145
Gross unrealized depreciation	(1,174,691)

Net unrealized appreciation	$16,074,454

1. Derivative Financial Instruments

The Portfolio may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The Portfolio did not engage in derivatives transactions for the six months ended June 30, 2016.

2. Currency Transactions

The Portfolio may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Portfolio may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Portfolio may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Portfolio and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Portfolio may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E: Securities Lending

The Portfolio may enter into securities lending transactions. Under the Portfolio’s securities lending program, all loans of securities will be collateralized continually by cash. The Portfolio will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Portfolio in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. It is the policy of the Portfolio to receive collateral consisting of cash in an amount exceeding the value of the securities loaned. The Portfolio will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Portfolio amounts equal to any income or other distributions from the securities. The Portfolio will not have the right to vote on any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in AB Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Portfolio, and as approved by the Board. Prior to June 24, 2016, such cash collateral received was invested in AB Exchange Reserves. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. When the Portfolio lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. At June 30, 2016, the Portfolio had securities on loan with a value of $204,565 and had received cash collateral which has been invested into AB Government Money Market Portfolio of $213,991. The cash collateral will be adjusted on the next business day to maintain the required collateral amount. The Portfolio earned securities lending income of $2,031, $1,225 and $21 from the borrowers, AB Exchange Reserves and AB Government Money Market Portfolio, respectively, for the six months ended June 30, 2016; these amounts are reflected in the statement of operations. In connection with the cash collateral investment by the Portfolio in the AB Government Money Market Portfolio, the Adviser has agreed to waive a portion of management fee assessed by the AB Government Money Market Portfolio. For the six months ended June 30, 2016, such waiver amounted to $11. A principal risk of lending portfolio securities is that the borrower will fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. A

12

AB Variable Products Series Fund

summary of the Portfolio’s transactions in shares of AB Exchange Reserves for the period January 1, 2016 to June 23, 2016 is as follows:

Market Value December 31, 2015 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Transfer to AB Government Money Market Portfolio (000)	Market Value June 23, 2016 (000)
$1,065	$3,828	$4,433	$460	$0

A summary of the Portfolio’s transactions in shares of AB Government Money Market Portfolio for the period June 24, 2016 to June 30, 2016 is as follows:

Market Value June 24, 2016 (000)	Transfer from AB Exchange Reserves (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value June 30, 2016 (000)
$0	$460	$60	$306	$214

NOTE F: Capital Stock

Each class consists of 500,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	SHARES			AMOUNT
	Six Months Ended June 30, 2016 (unaudited)		Year Ended December 31, 2015	Six Months Ended June 30, 2016 (unaudited)		Year Ended December 31, 2015
Class A
Shares sold	41,122		82,273	$1,246,919		$2,900,736
Shares issued in reinvestment of distributions	–0	–	158,074	–0	–	4,892,406
Shares redeemed	(55,707)		(185,439)	(1,667,781)		(6,409,176)

Net increase (decrease)	(14,585)		54,908	$(420,862)		$1,383,966

Class B
Shares sold	33,021		63,838	$958,116		$2,088,138
Shares issued in reinvestment of distributions	–0	–	276,706	–0	–	8,198,796
Shares redeemed	(121,802)		(270,982)	(3,506,814)		(8,896,224)

Net increase (decrease)	(88,781)		69,562	$(2,548,698)		$1,390,710

NOTE G: Risks Involved in Investing in the Portfolio

Capitalization Risk—Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

Derivatives Risk—The Portfolio may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Portfolio, and subject to counterparty risk to a greater degree than more traditional investments. Derivatives may result in significant losses, including losses that are far greater than the value of the derivatives reflected on the statement of assets and liabilities.

Focused Portfolio Risk—Investments in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Portfolio’s NAV.

Indemnification Risk—In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Portfolio has not accrued any liability in connection with these indemnification provisions.

13

GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

NOTE H: Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $280 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the six months ended June 30, 2016.

NOTE I: Distributions to Shareholders

The tax character of distributions to be paid for the year ending December 31, 2016 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended December 31, 2015 and December 31, 2014 were as follows:

	2015	2014
Distributions paid from:
Ordinary income	$542,864	$–0	–
Net long-term capital gains	12,548,338	1,402,051

Total taxable distributions paid	$13,091,202	$1,402,051

As of December 31, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed capital gains	$7,775,008
Accumulated capital and other losses	(32,750	)(a)
Unrealized appreciation/(depreciation)	17,407,166	(b)

Total accumulated earnings/(deficit)	$25,149,424

(a)	At December 31, 2015, the Portfolio had a post-October short-term capital loss deferral of $32,750, which is deemed to arise on January 1, 2016.

(b)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

For tax purposes, net capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of December 31, 2015, the Portfolio did not have any capital loss carryforwards.

NOTE J: New Accounting Pronouncement

In May 2015, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2015-07 (the “ASU”) which removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient. The ASU also removes the requirement to make certain disclosures for investments that are eligible to be measured at fair value using the net asset value per share practical expedient but do not utilize that practical expedient. The ASU is effective for annual periods beginning after December 15, 2015 and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

NOTE K: Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Portfolio’s financial statements through this date.

14

GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS	AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

CLASS A
Six Months Ended June 30, 2016 (unaudited)	Year Ended December 31,
2015	2014	2013	2012	2011
Net asset value, beginning of period	$31.05	$34.47	$31.03	$23.22	$20.40	$20.15

Income From Investment Operations
Net investment income (loss) (a)	(.05	)(b)	(.08)	(.09)	(.03)	.06	.03
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.57)	3.18	4.15	7.92	2.77	.22

Net increase (decrease) in net asset value from operations	(.62)	3.10	4.06	7.89	2.83	.25

Less: Dividends and Distributions
Dividends from net investment income	–0	–	–0	–	–0	–	(.08)	(.01)	–0	–
Distributions from net realized gain on investment transactions	–0	–	(6.52)	(.62)	–0	–	–0	–	–0	–

Total dividends and distributions	–0	–	(6.52)	(.62)	(.08)	(.01)	–0	–

Net asset value, end of period	$30.43	$31.05	$34.47	$31.03	$23.22	$20.40

Total Return
Total investment return based on net asset value(c)*	(2.00)%	9.06%	13.28%	34.01%	13.89%	1.24%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$26,074	$27,060	$28,141	$28,650	$25,220	$30,833

Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.13	%^	1.09%	1.08%	1.06%	1.06%	1.00%
Expenses, before waivers/reimbursements	1.13	%^	1.09%	1.08%	1.06%	1.06%	1.00%
Net investment income (loss)	(.34	)%(b)^	(.24)%	(.28)%	(.10)%	.27%	.17%
Portfolio turnover rate	23%	51%	66%	63%	83%	97%

See footnote summary on page 16.

15

GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS
(continued)	AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

CLASS B
Six Months Ended June 30, 2016 (unaudited)	Year Ended December 31,
2015	2014	2013	2012	2011
Net asset value, beginning of period	$29.70	$33.30	$30.08	$22.50	$19.81	$19.62

Income From Investment Operations
Net investment income (loss) (a)	(.08	)(b)	(.16)	(.16)	(.09)	.01	(.02)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.55)	3.08	4.00	7.68	2.68	.21

Net increase (decrease) in net asset value from operations	(.63)	2.92	3.84	7.59	2.69	.19

Less: Dividends and Distributions
Dividends from net investment income	–0	–	–0	–	–0	–	(.01)	–0	–	–0	–
Distributions from net realized gain on investment transactions	–0	–	(6.52)	(.62)	–0	–	–0	–	–0	–

Total dividends and distributions	–0	–	(6.52)	(.62)	(.01)	–0	–	–0	–

Net asset value, end of period	$29.07	$29.70	$33.30	$30.08	$22.50	$19.81

Total Return
Total investment return based on net asset value(c)*	(2.12)%	8.82%	12.96%	33.72%	13.58%	.97%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$39,880	$43,383	$46,330	$51,993	$46,948	$51,114

Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.38	%^	1.34%	1.33%	1.31%	1.31%	1.25%
Expenses, before waivers/reimbursements	1.38	%^	1.34%	1.33%	1.31%	1.31%	1.25%
Net investment income (loss)	(.59	)%(b)^	(.49)%	(.52)%	(.35)%	.03%	(.08)%
Portfolio turnover rate	23%	51%	66%	63%	83%	97%

(a)	Based on average shares outstanding.

(b)	Net of expenses waived and reimbursed by the Adviser.

(c)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect (i) insurance company’s separate account related expense charges and (ii) the deductions of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

*	Includes the impact of proceeds received and credited to the Portfolio resulting from class action settlements, which enhanced the Portfolio’s performance for the six months ended June 30, 2016 and years ended December 31, 2015, December 31, 2014, December 31, 2013, December 31, 2012 and December 31, 2011 by 0.01%, 0.06%, 0.03%, 0.06%, 0.28% and 0.07%, respectively.

^	Annualized.

See notes to financial statements.

16

GROWTH PORTFOLIO
CONTINUANCE DISCLOSURE	AB Variable Products Series Fund

INFORMATION REGARDING THE REVIEW AND APPROVAL OF THE FUND’S ADVISORY AGREEMENT

The disinterested directors (the “directors”) of AB Variable Products Series Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Growth Portfolio (the “Fund”) at a meeting held on May 3-5, 2016 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed an independent evaluation prepared by the Company’s Senior Officer (who is also the Company’s Independent Compliance Officer) of the reasonableness of the advisory fee, in which the Senior Officer concluded that the contractual fee for the Fund was reasonable. The directors also discussed the proposed continuance in private sessions with counsel and the Company’s Senior Officer.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they receive presentations from the Adviser on the investment results of the Fund and review extensive materials and information presented by the Adviser.

The directors also considered all other factors they believed relevant, including the specific matters discussed below. In their deliberations, the directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Company’s Senior Officer. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues, expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2014 and 2015 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Company’s Senior Officer. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous

17

GROWTH PORTFOLIO
CONTINUANCE DISCLOSURE
(continued)	AB Variable Products Series Fund

factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of the Fund’s Class B shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an analytical service that is not affiliated with the Adviser, showing the performance of the Class A Shares of the Fund against a peer group and a peer universe selected by Broadridge, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended February 29, 2016 and (in the case of comparisons with the broad-based securities market index) the period since inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate paid by the Fund to the Adviser and information prepared by Broadridge concerning advisory fee rates paid by other funds in the same Broadridge category as the Fund at a common asset level. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors considered the Fund’s contractual effective advisory fee rate against a peer group median and took into account the impact on the advisory fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year.

The directors also considered the Adviser’s fee schedule for institutional clients pursuing a similar investment style. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and the evaluation from the Company’s Senior Officer and noted the differences between the Fund’s fee schedule, on the one hand, and the institutional fee schedule and the schedule of fees charged to any offshore funds and any sub-advised funds, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors noted that the Adviser advises another AB Fund with a substantially similar investment style for the same fee schedule as the Fund.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to funds such as the Fund, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

The directors also considered the total expense ratio of the Class A shares of the Fund in comparison to a peer group and a peer universe selected by Broadridge. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s Broadridge category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. After reviewing and discussing the Adviser’s explanations of the reasons that the Fund’s expense ratio was above the medians, the directors concluded that the Fund’s expense ratio was acceptable.

18

AB Variable Products Series Fund

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

19

GROWTH PORTFOLIO
SENIOR OFFICER FEE EVALUATION	AB Variable Products Series Fund

THE FOLLOWING IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

SUMMARY OF SENIOR OFFICER’S EVALUATION OF INVESTMENT ADVISORY AGREEMENT1

The following is a summary of the evaluation of the Investment Advisory Agreement between AllianceBernstein L.P. (the “Adviser”) and the AB Variable Products Series Fund (the “Fund”), in respect of AB Growth Portfolio (the “Portfolio”)2. The evaluation of the Investment Advisory Agreement was prepared by Philip L. Kirstein, the Senior Officer of the Fund, for the Directors of the Fund, as required by a September 2004 agreement between the Adviser and the New York State Attorney General (the “NYAG”). The Senior Officer’s evaluation of the Investment Advisory Agreement is not meant to diminish the responsibility or authority of the Board of Directors of the Fund to perform its duties pursuant to Section 15 of the Investment Company Act of 1940 (the “40 Act”) and applicable state law. The purpose of the summary is to provide shareholders with a synopsis of the independent evaluation of the reasonableness of the advisory fees proposed to be paid by the Portfolio which was provided to the Directors in connection with their review of the proposed approval of the continuance of the Investment Advisory Agreement. The Senior Officer’s evaluation considered the following factors:

1.	Advisory fees charged to institutional and other clients of the Adviser for like services;

2.	Advisory fees charged by other mutual fund companies for like services;

3.	Costs to the Adviser and its affiliates of supplying services pursuant to the advisory agreement, excluding any intra-corporate profit;

4.	Profit margins of the Adviser and its affiliates from supplying such services;

5.	Possible economies of scale as the Portfolio grows larger; and

6.	Nature and quality of the Adviser’s services including the performance of the Portfolio.

These factors, with the exception of the first factor, are generally referred to as the “Gartenberg factors,” which were articulated by the United States Court of Appeals for the Second Circuit in 1982. Gartenberg v. Merrill Lynch Asset Management, Inc., 694 F. 2d 923 (2d Cir. 1982). On March 30, 2010, the Supreme Court held the Gartenberg decision was correct in its basic formulation of what Section 36(b) requires: to face liability under Section 36(b), “an investment adviser must charge a fee that is so disproportionately large that it bears no reasonable relationship to the services rendered and could not have been the product of arm’s length bargaining.” Jones v. Harris Associates L.P., 130 S. Ct. 1418 (2010). In Jones, the Court stated the Gartenberg approach fully incorporates the correct understanding of fiduciary duty within the context of Section 36(b) and noted with approval that “Gartenberg insists that all relevant circumstances be taken into account” and “uses the range of fees that might result from arm’s length bargaining as the benchmark for reviewing challenged fees.”3

PORTFOLIO ADVISORY FEES, NET ASSETS & EXPENSE RATIOS

The Adviser proposed that the Portfolio pays the advisory fee set forth in the table below for receiving the services to be provided pursuant to the Investment Advisory Agreement. The fee schedule below, implemented in January 2004 in consideration of the Adviser’s settlement with the NYAG in December 2003, is based on a master schedule that contemplates eight categories of funds with almost all funds in each category having the same advisory fee schedule.

Portfolio	Category	Advisory Fee Based on % of Average Daily Net Assets	Net Assets 3/31/16 ($MIL)
Growth Portfolio	Growth	0.75% on 1st $2.5 billion 0.65% on next $2.5 billion 0.60% on the balance	$68.1

The Adviser is reimbursed as specified in the Investment Advisory Agreement for certain clerical, legal, accounting, administrative and other services provided to the Portfolio. During the Portfolio’s most recently completed fiscal year, the Adviser received $50,998 (0.070% of the Portfolio’s average daily net assets) for such services.

1	The information in the fee summary was completed on April 21, 2016 and discussed with the Board of Directors on May 3-5, 2016.

2	Future references to the Fund and the Portfolio do not include “AB.” References in the fee summary pertaining to performance and expense ratio rankings refer to the Class A shares of the Portfolio.

3	Jones v. Harris at 1427.

20

AB Variable Products Series Fund

Set forth below are the Portfolio’s total expense ratios for the most recently completed fiscal year:

Portfolio	Total Expense Ratio		Fiscal Year
Growth Portfolio	Class A	1.09%	December 31
	Class B	1.34%

I. ADVISORY FEES CHARGED TO INSTITUTIONAL AND OTHER CLIENTS

The advisory fees charged to investment companies which the Adviser manages and sponsors are normally higher than those charged to similar sized institutional accounts, including pension plans and sub-advised investment companies. The fee differential reflects, among other things, different services provided to such clients, and different liabilities assumed. Services provided by the Adviser to the Portfolio that are not provided to non-investment company clients and sub-advised investment companies include providing office space and personnel to serve as Fund Officers, who among other responsibilities make the certifications required under the Sarbanes–Oxley Act of 2002, and coordinating with and monitoring the Portfolio’s third party service providers such as Fund counsel, auditors, custodians, transfer agents and pricing services. The accounting, administrative, legal and compliance requirements for the Portfolio are more costly than those for institutional assets due to the greater complexities and time required for investment companies, although as previously noted, the Adviser is reimbursed for providing some of these services. Also, retail mutual funds managed by the Adviser are widely held. Servicing the Portfolio’s investors is more time consuming and labor intensive compared to institutional clients since the Adviser needs to communicate with a more extensive network of financial intermediaries and shareholders. The Adviser also believes that it incurs substantial entrepreneurial risk when offering a new mutual fund, since establishing a new mutual fund requires a large upfront investment, and it may take a long time for the fund to achieve profitability since the fund must be priced to scale from inception in order to be competitive and assets are acquired one account at a time. In addition, managing the cash flow of an investment company may be more difficult than managing that of a stable pool of assets, such as an institutional account with little cash movement in either direction, particularly, if a fund is in net redemption and the Adviser is frequently forced to sell securities to raise cash for redemptions. However, managing a fund with positive cash flow may be easier at times than managing a stable pool of assets. In recent years, investment advisers have been sued by institutional clients and have suffered reputational damage both by the attendant publicity and outcomes other than complete victories. Accordingly, the legal and reputational risks associated with institutional accounts are greater than previously thought, although still not equal to those related to the mutual fund industry.

Notwithstanding the Adviser’s view that managing an investment company is not comparable to managing other institutional accounts because the services provided are different, the Supreme Court has indicated consideration should be given to the advisory fees charged to institutional accounts that have a substantially similar investment style as the Portfolio.4 In addition to the AB Institutional fee schedule, set forth below is what would have been the effective advisory fee of the Portfolio had the AB Institutional fee schedule been applicable to the Portfolio based on March 31, 2016 net assets:5

Portfolio	Net Assets 3/31/16 ($MIL)	AB Institutional Fee Schedule	Effective AB Inst. Adv. Fee	Portfolio Advisory Fee
Growth Portfolio	$68.1	U.S. Growth Schedule 0.80% on 1st $25m 0.50% on next $25m 0.40% on next $50m 0.30% on next $100m 0.25% on the balance Minimum account size $25m	0.564%	0.750%

4

The Supreme Court stated that “courts may give such comparisons the weight that they merit in light of the similarities and differences between the services that the clients in question require, but the courts must be wary of inapt comparisons.” Among the significant differences the Supreme Court noted that may exist between services provided to mutual funds and institutional accounts are “higher marketing costs.” Jones v. Harris at 1428.

5

The Adviser has indicated that with respect to institutional accounts with assets greater than $300 million, it will negotiate a fee schedule. Discounts that are negotiated vary based upon each client relationship.

21

GROWTH PORTFOLIO
SENIOR OFFICER FEE EVALUATION
(continued)	AB Variable Products Series Fund

The Adviser also manages The AB Portfolios—Growth Fund (“Growth Fund”), a retail mutual fund, which has a substantially similar investment style as the Portfolio. Set forth below are the fee schedule of Growth Fund and what would have been the effective advisory fee of the Portfolio had the fee schedule of the retail mutual fund been applicable to the Portfolio:6

Portfolio	AB Mutual Fund	Fee Schedule	ABMF Effective Fee
Growth Portfolio	Growth Fund	0.75% on first $2.5 billion 0.65% on next $2.5 billion 0.60% on the balance	0.750%

The AB Investment Trust Management mutual funds (“ITM”), which are offered to investors in Japan, have an “all-in” fee to compensate the Adviser for investment advisory as well as fund accounting and administrative related services. The fee schedule of the ITM mutual fund that has a somewhat similar investment style as the Portfolio is as follows:

Portfolio	ITM Mutual Fund	Fee
Growth Portfolio	AB U.S. Growth Stock Fund A, B-Hedged/Unhedged	0.75%

The Adviser represented that it does not sub-advise any registered investment company with a substantially similar investment style as the Portfolio.

II. MANAGEMENT FEES CHARGED BY OTHER MUTUAL FUND COMPANIES FOR LIKE SERVICES.

Broadridge, an analytical service that is not affiliated with the Adviser, compared the fees charged to the Portfolios with fees charged to other investment companies for similar services by other investment advisers.7,8 Broadridge’s analysis included each Portfolio’s contractual management fee, estimated at the approximate current asset level of the subject Portfolio, to the median of the Portfolio’s Broadridge Expense Group (“EG”) and the Portfolio’s contractual management fee ranking.9

Broadridge describes an EG as a representative sample of comparable funds. Broadridge’s standard methodology for screening funds to be included in an EG entails the consideration of several fund criteria, including fund type, investment classification/objective, load type and similar 12b-1/non-12b-1 service fees, asset (size) comparability, expense components, operating structure, and expense attributes. An EG will typically consist of seven to twenty funds.

Portfolio	Contractual Management Fee (%)[10]	Broadridge EG Median (%)	Broadridge EG Rank
Growth Portfolio	0.750	0.750	5/10

Broadridge also analyzed the Portfolio’s most recently completed fiscal year total expense ratio in comparison to the Portfolio’s EG and Broadridge Expense Universe (“EU”). The EU is a broader group compared to the EG, consisting of all funds that have the same investment classification/objective and load type as the subject Portfolio.11

6	The retail mutual fund was also affected by the settlement between the Adviser and the NYAG. As a result, the Portfolio has the same breakpoints in its advisory fee schedule as the retail mutual fund.

7	On June 5, 2015, Broadridge Financial Solutions, Inc. (“Broadridge”) acquired the Fiduciary Services and Competitive Intelligence unit, i.e., the group responsible for providing the Portfolio’s 15(c) report, from Thomson Reuters’ Lipper division. The group that maintains Lipper’s expense and performance databases and investment classifications/objectives remains a part of Thomson Reuters’ Lipper division. Accordingly, the Portfolio’s investment classification/objective continues to be determined by Lipper.

8	The Supreme Court cautioned against accepting mutual fund fee comparisons without careful scrutiny since “these comparisons are problematic because these fees, like those challenged, may not be the product of negotiations conducted at arm’s length.” Jones v. Harris at 1429.

9	The contractual management fee is calculated by Broadridge using the Portfolio’s contractual management fee rate at a hypothetical asset level. The hypothetical asset level is based on the combined net assets of all classes of the Portfolio, rounded up to the next $25 million. Broadridge’s total expense ratio information is based on the most recent annual report except as otherwise noted. A ranking of “1” means that the Portfolio has the lowest effective fee rate in the Broadridge peer group.

10	The contractual management fee does not reflect any expense reimbursements made by the Portfolio to the Adviser for certain clerical, legal, accounting, administrative and other services.

11	Except for asset (size) comparability, Broadridge uses the same criteria for selecting an EG when selecting an EU. Unlike the EG, the EU allows for the same adviser to be represented by more than just one fund.

22

AB Variable Products Series Fund

Portfolio	Expense Ratio (%)[12]	Broadridge EG Median (%)	Broadridge EG Rank	Broadridge EU Median (%)	Broadridge EU Rank
Growth Portfolio	1.095	0.771	10/10	0.744	31/31

Based on this analysis, the Portfolio has a more favorable ranking on a contractual management fee basis than it does on a total expense ratio basis.

III. COSTS TO THE ADVISER AND ITS AFFILIATES OF SUPPLYING SERVICES PURSUANT TO THE ADVISORY FEE ARRANGEMENT, EXCLUDING ANY INTRA-CORPORATE PROFIT.

The Adviser utilizes two profitability reporting systems, which operate independently but are aligned with each other, to estimate the Adviser’s profitability in connection with investment advisory services provided to the Portfolio. The Senior Officer has retained a consultant to provide independent advice regarding the alignment of the two profitability systems as well as the methodologies and allocations utilized by both profitability systems.

IV. PROFIT MARGINS OF THE ADVISER AND ITS AFFILIATES FOR SUPPLYING SUCH SERVICES.

The Portfolio’s profitability information, prepared by the Adviser for the Board of Directors, was reviewed by the Senior Officer and the consultant. The Adviser’s profitability from providing investment advisory services to the Portfolio increased during calendar year 2015, relative to 2014.

In addition to the Adviser’s direct profits from managing the Portfolio, certain of the Adviser’s affiliates have business relationships with the Portfolio and may earn a profit from providing other services to the Portfolio. The courts have referred to this type of business opportunity as “fall-out benefits” to the Adviser and indicated that such benefits should be factored into the evaluation of the total relationship between the Portfolio and the Adviser. Neither case law nor common business practice precludes the Adviser’s affiliates from earning a reasonable profit on this type of relationship provided the affiliates’ charges and services are competitive. These affiliates provide transfer agent, distribution and brokerage related services to the Portfolio and receive transfer agent fees, Rule 12b-1 payments, and brokerage commissions. In addition, the Adviser benefits from soft dollar arrangements which offset expenses the Adviser would otherwise incur.

The Portfolio has adopted a distribution plan for Class B shares pursuant to Rule 12b-1 under the 40 Act. Under the distribution plan, the Portfolio pays distribution and servicing fees to its principal underwriter, AllianceBernstein Investments, Inc. (“ABI”), the Portfolio’s distributor and an affiliate of the Adviser, at an annual rate of up to 0.50% of the Portfolio’s average daily net assets attributable to Class B shares. The current annual rate that the Portfolio pays to ABI for 12b-1 fees is 0.25%. During the fiscal year ended December 31, 2015, ABI received $113,273 in Rule 12b-1 fees.

During the fiscal year ended December 31, 2015, the Adviser incurred distribution expenses in the amount of $231,822 in connection with activities primarily intended to result in the sale of the Portfolio’s Class B shares. This expense amount incurred by ABI is partially offset by the 12b-1 fees paid by the Portfolio.

Financial intermediaries, such as insurers, market and sell shares of the Portfolio and typically receive compensation from ABI, the Advisers and/or the Portfolio for selling shares of the Portfolio. These financial intermediaries receive compensation in any or all of the following forms: 12b-1 fees, defrayal of costs for educational seminars and training, additional distribution support, recordkeeping and/or administrative services. Payments related to providing contract-holder recordkeeping and/or administrative services will generally not exceed 0.35% of the average daily net assets of the Portfolio attributable to the relevant intermediary over the year. With respect to the Fund, which includes the Portfolio and other Portfolios of the Fund not discussed in this summary, ABI paid approximately $400,000 in 2015 and expects to pay approximately $450,000 in 2016 for educational support and distribution assistance (revenue sharing payments).

The transfer agent of the Portfolio is AllianceBernstein Investor Services, Inc. (“ABIS”). During the most recently completed fiscal year, ABIS received a fee of $1,262 from the Portfolio.13

The Portfolio effected brokerage transactions through the Adviser’s affiliate, Sanford C. Bernstein & Co., LLC (“SCB & Co.”) and/or its U.K. affiliate, Sanford C. Bernstein Limited (“SCB Ltd.”), collectively “SCB,” and paid commissions during the Portfolio’s most recently completed fiscal year. The Adviser represented that SCB’s profitability from business

12	Most recently completed fiscal year end Class A total expense ratio.

13	The Fund, which includes the Portfolio and other Portfolios of the Fund paid ABIS a fee of $18,000 for each calendar year.

23

GROWTH PORTFOLIO
SENIOR OFFICER FEE EVALUATION
(continued)	AB Variable Products Series Fund

conducted with the Portfolio is comparable to the profitability of SCB’s dealings with other similar third party clients. In the ordinary course of business, SCB receives and pays liquidity rebates from electronic communications networks (“ECNs”) derived from trading for its clients, including the Portfolio. These credits and charges are not being passed onto any SCB client. The Adviser also receives certain soft dollar benefits from brokers that execute agency trades for the Portfolio and other clients. These soft dollar benefits reduce the Adviser’s cost of doing business and increase its profitability.

V. POSSIBLE ECONOMIES OF SCALE

The Adviser has indicated that economies of scale are being shared with shareholders through pricing to scale, breakpoints, fee reductions/waivers and enhancement to services.

In May 2012, an independent consultant, retained by the Senior Officer, provided the Board of Directors information on the Adviser’s firm-wide average costs from 2005 through 2011 and the potential economies of scale. The independent consultant noted that from 2005 through 2007 the Adviser experienced significant growth in assets under management (“AUM”). During this period, operating expenses increased, in part to keep up with growth, and in part reflecting market returns. However, from 2008 through the first quarter of 2009, AUM rapidly and significantly decreased due to declines in market value and client withdrawals. When AUM rapidly decreased, some operating expenses categories, including base compensation and office space, adjusted more slowly during this period, resulting in an increase in average costs. Since 2009, AUM has experienced less significant changes. The independent consultant noted that changes in operating expenses reflect changes in business composition and business practices in response to changes in financial markets. Finally, the independent consultant concluded that the increase in average cost and the decline in net operating margin across the Adviser since late 2008 are inconsistent with the view that there are currently reductions in average costs due to economies of scale that can be shared with the AB Mutual Funds managed by the Adviser through lower fees.

In February 2008, the independent consultant provided the Board of Directors an update of Deli’s study on advisory fees and various fund characteristics.14,15 The independent consultant first reiterated the results of his previous two dimensional comparison analysis (fund size and family size) with the Board of Directors.16 The independent consultant then discussed the results of the regression model that was utilized to study the effects of various factors on advisory fees. The regression model output indicated that the bulk of the variation in fees predicted were explained by various factors, but substantially by fund AUM, family AUM, index fund indicator and investment style. The independent consultant also compared the advisory fees of the AB Mutual Funds to similar funds managed by 19 other large asset managers, regardless of the fund size and each Adviser’s proportion of mutual fund assets to non-mutual fund assets.

VI. NATURE AND QUALITY OF THE ADVISER’S SERVICES, INCLUDING THE PERFORMANCE OF THE PORTFOLIO

With assets under management of approximately $479 billion as of March 31, 2016, the Adviser has the investment experience to manage and provide non-investment services (described in Section I) to the Portfolio.

The information in the table below shows the 1, 3, 5 and 10 year net performance returns, rankings and quintiles17 of the Portfolios relative to their Broadridge Performance Group (“PG”) and Broadridge Performance Universe (“PU”)18 for the periods ended February 29, 2016.19

14	The Deli study, originally published in 2002 based on 1997 data and updated for the February 2008 Presentation, may be of diminished value due to the age of the data used in the presentation and the changes experienced in the industry over the last four years. Source: Deli, Daniel N. “Mutual Fund Advisory Contracts: An Empirical Investigation.” Journal of Finance, 57(1): 109-133 (2002).

15	As mentioned previously, the Supreme Court cautioned against accepting mutual fund fee comparisons without careful scrutiny since the fees may not be the product of negotiations conducted at arm’s length. See Jones V. Harris at 1429.

16	The two dimensional analysis showed patterns of lower advisory fees for funds with larger asset sizes and funds from larger family sizes compared to funds with smaller asset sizes and funds from smaller family sizes, which according to the independent consultant is indicative of a sharing of economies of scale and scope. However, in less liquid and active markets, such is not the case, as the empirical analysis showed potential for diseconomies of scale in those markets. The empirical analysis also showed diminishing economies of scale and scope as funds surpassed a certain high level of assets.

17	The performance returns and rankings of the Portfolio are for the Portfolio’s Class A shares. The performance returns and rankings of the Portfolio were provided by Broadridge.

18	The Portfolio’s PG is identical to the Portfolio’s EG. The Portfolio’s PU is not identical to the Portfolio’s EU as the criteria for including/excluding a fund in/from a PU is different from that of an EU.

19	Note that the current Lipper investment classification/objective dictates the PG and PU throughout the life of each fund even if the fund had a different investment classification/objective at a different point in time.

24

AB Variable Products Series Fund

	Portfolio (%)	PG Median (%)	PU Median (%)	PG Rank	PU Rank
Growth Portfolio
1 year	–3.43	–11.40	–10.60	1/10	1/38
3 year	13.73	9.43	11.11	1/9	3/37
5 year	10.82	8.19	9.40	1/9	8/32
10 year	5.71	5.71	6.50	5/9	20/29

Set forth below are the 1, 3, 5 and 10 year and since inception performance returns of the Portfolio (in bold)20 versus its benchmarks. Portfolio and benchmark volatility and reward-to-variability ratio (“Sharpe Ratio”) information is also shown.21

	Periods Ending February 29, 2016
	Annualized Performance
	1	3	5	10	Since	Annualized		Risk Period (Year)

	Year (%)	Year (%)	Year (%)	Year (%)	Inception (%)	Volatility (%)	Sharpe (%)
Growth Portfolio	–3.43	13.73	10.82	5.71	8.47	16.09	0.35	10
Russell 3000 Growth Index[22]	–5.98	12.11	10.63	7.57	8.25	15.66	0.47	10
Russell 1000 Growth Index	–5.05	12.54	10.95	7.74	8.29	N/A	N/A	N/A
Inception Date: September 15, 1994

CONCLUSION:

The Senior Officer observed that the Portfolio had a relatively high total expense ratio compared to the Portfolio’s Broadridge peers, and recommended that the Directors discuss with the Adviser possible actions to reduce the Portfolio’s total expense ratio. Based on the factors discussed above the Senior Officer’s conclusion is that the proposed advisory fee for the Portfolio is reasonable and within the range of what would have been negotiated at arm’s-length in light of all the surrounding circumstances. This conclusion in respect of the Portfolio is based on an evaluation of all of these factors and no single factor was dispositive.

Dated: June 2, 2016

20	The performance returns and risk measures shown in the table are for the Class A shares of the Portfolio.

21	Portfolio and benchmark volatility and Sharpe Ratio information was obtained through Lipper LANA, a database maintained by Lipper. Volatility is a statistical measure of the tendency of a market price or yield to vary over time. A Sharpe Ratio is a risk adjusted measure of return that divides a fund’s return in excess of the riskless return by the fund’s standard deviation. A fund with a greater volatility would be viewed as more risky than a fund with equivalent performance but lower volatility; for that reason, a greater return would be demanded for the more risky fund. A fund with a higher Sharpe Ratio would be viewed as better performing than a fund with a lower Sharpe Ratio.

22	On April 1, 2013, the Portfolio’s benchmark changed from the Russell 1000 Growth Index to the Russell 3000 Growth Index to more closely reflect the Portfolio’s investments and performance.

25

VPS-GTH-0152-0616

JUN    06.30.16

SEMI-ANNUAL REPORT

AB VARIABLE PRODUCTS SERIES FUND, INC.

+	GROWTH & INCOME PORTFOLIO

Investment Products Offered

➢	Are Not FDIC Insured
➢	May Lose Value
➢	Are Not Bank Guaranteed

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

GROWTH & INCOME PORTFOLIO
EXPENSE EXAMPLE (unaudited)	AB Variable Products Series Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. The estimate of expenses does not include fees or other expenses of any variable insurance product. If such expenses were included, the estimate of expenses you paid during the period would be higher and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The estimate of expenses does not include fees or other expenses of any variable insurance product. If such expenses were included, the estimate of expenses you paid during the period would be higher and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of each classes’ table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,011.30	$3.00	0.60%
Hypothetical (5% annual return before expenses)	$1,000	$1,021.88	$3.02	0.60%

Class B
Actual	$1,000	$1,010.10	$4.25	0.85%
Hypothetical (5% annual return before expenses)	$1,000	$1,020.64	$4.27	0.85%

*	Expenses are equal to each classes’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

1

GROWTH & INCOME PORTFOLIO
TEN LARGEST HOLDINGS*
June 30, 2016 (unaudited)	AB Variable Products Series Fund

COMPANY	U.S. $ VALUE	PERCENT OF NET ASSETS
JPMorgan Chase & Co.	$49,042,131	5.0%
Pfizer, Inc.	41,776,665	4.2
Wells Fargo & Co.	34,700,463	3.5
Gilead Sciences, Inc.	33,773,422	3.4
Chubb Ltd.	32,197,794	3.3
Biogen, Inc.	29,311,002	3.0
Aetna, Inc.	28,992,441	2.9
Cisco Systems, Inc.	27,632,487	2.8
Allstate Corp. (The)	25,781,472	2.6
Raytheon Co.	25,104,527	2.5

	$328,312,404	33.2%

SECTOR BREAKDOWN†

June 30, 2016 (unaudited)

SECTOR	U.S. $ VALUE	PERCENT OF TOTAL INVESTMENTS
Financials	$222,202,975	22.5%
Health Care	185,379,942	18.8
Information Technology	145,506,775	14.8
Consumer Discretionary	134,169,648	13.6
Industrials	120,615,263	12.2
Energy	55,673,651	5.7
Consumer Staples	24,799,863	2.5
Telecommunication Services	20,651,586	2.1
Short-Term Investments	76,650,446	7.8

Total Investments	$985,650,149	100.0%

*	Long-term investments.

†	The Portfolio’s sector breakdown is expressed as a percentage of total investments and may vary over time.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market. These sector classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Portfolio’s prospectus.

2

GROWTH & INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2016 (unaudited)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

COMMON STOCKS–92.0%

FINANCIALS–22.5%
BANKS–8.5%
JPMorgan Chase & Co.	789,220	$49,042,131
Wells Fargo & Co.	733,160	34,700,463

		83,742,594

CAPITAL MARKETS–2.3%
Goldman Sachs Group, Inc. (The)	100,160	14,881,773
Virtu Financial, Inc.–Class A	451,256	8,122,608

		23,004,381

CONSUMER FINANCE–2.1%
Capital One Financial Corp.	334,390	21,237,109

DIVERSIFIED FINANCIAL SERVICES–2.1%
Berkshire Hathaway, Inc.–Class B(a)	142,222	20,592,323

INSURANCE–7.5%
Allstate Corp. (The)	368,570	25,781,472
Chubb Ltd.	246,330	32,197,794
Hartford Financial Services Group, Inc. (The)	174,760	7,755,849
Validus Holdings Ltd.	162,409	7,891,453

		73,626,568

		222,202,975

HEALTH CARE–18.8%
BIOTECHNOLOGY–6.4%
Biogen, Inc.(a)	121,210	29,311,002
Gilead Sciences, Inc.	404,860	33,773,422

		63,084,424

HEALTH CARE PROVIDERS & SERVICES–8.2%
Aetna, Inc.	237,390	28,992,441
Cigna Corp.	186,160	23,826,618
Express Scripts Holding Co.(a)	115,110	8,725,338
UnitedHealth Group, Inc.	134,380	18,974,456

		80,518,853

PHARMACEUTICALS–4.2%
Pfizer, Inc.	1,186,500	41,776,665

		185,379,942

INFORMATION TECHNOLOGY–14.7%
COMMUNICATIONS EQUIPMENT–3.4%
Cisco Systems, Inc.	963,140	27,632,487
F5 Networks, Inc.(a)	56,350	6,414,884

		34,047,371

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS–0.6%
Flextronics International Ltd.(a)	488,950	5,769,610

IT SERVICES–2.4%
International Business Machines Corp.	155,270	$23,566,881

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT–3.3%
Intel Corp.	548,252	17,982,665
Xilinx, Inc.	311,630	14,375,492

		32,358,157

SOFTWARE–3.2%
Activision Blizzard, Inc.	230,431	9,131,980
Check Point Software Technologies Ltd.(a)	45,071	3,591,257
Microsoft Corp.	371,580	19,013,749

		31,736,986

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS–1.8%
Apple, Inc.	188,575	18,027,770

		145,506,775

CONSUMER DISCRETIONARY–13.6%
AUTO COMPONENTS–1.7%
BorgWarner, Inc.	234,990	6,936,905
Delphi Automotive PLC	53,710	3,362,246
Johnson Controls, Inc.	151,270	6,695,210

		16,994,361

HOTELS, RESTAURANTS & LEISURE–0.6%
Wyndham Worldwide Corp.	86,120	6,134,328

HOUSEHOLD DURABLES–0.7%
DR Horton, Inc.	215,890	6,796,217

INTERNET & CATALOG RETAIL–2.6%
Liberty Interactive Corp. QVC Group–Class A(a)	817,698	20,744,998
Liberty TripAdvisor Holdings, Inc.–Class A(a)	203,147	4,444,857

		25,189,855

MEDIA–6.8%
Comcast Corp.–Class A	295,770	19,281,246
Discovery Communications, Inc.–Class A(a)	346,780	8,749,259
Interpublic Group of Cos., Inc. (The)	973,020	22,476,762
Time Warner, Inc.	223,640	16,446,486

		66,953,753

SPECIALTY RETAIL–1.2%
Lowe’s Cos., Inc.	152,850	12,101,134

		134,169,648

3

GROWTH & INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

INDUSTRIALS–12.2%
AEROSPACE & DEFENSE–6.0%
Boeing Co. (The)	108,010	$14,027,259
General Dynamics Corp.	97,640	13,595,393
Honeywell International, Inc.	58,460	6,800,067
Raytheon Co.	184,660	25,104,527

		59,527,246

AIRLINES–1.7%
Delta Air Lines, Inc.	448,670	16,345,048

CONSTRUCTION & ENGINEERING–1.3%
Chicago Bridge & Iron Co. NV	99,275	3,437,893
Fluor Corp.	73,300	3,612,224
Jacobs Engineering Group, Inc.(a)	126,850	6,318,399

		13,368,516

ELECTRICAL EQUIPMENT–1.3%
EnerSys	94,559	5,623,424
Hubbell, Inc.	64,950	6,850,276

		12,473,700

INDUSTRIAL CONGLOMERATES–0.6%
Carlisle Cos., Inc.	55,109	5,823,919

MACHINERY–1.3%
Actuant Corp.–Class A	69,600	1,573,656
Kennametal, Inc.	77,133	1,705,411
Parker-Hannifin Corp.	52,239	5,644,424
Xylem, Inc./NY	93,020	4,153,343

		13,076,834

		120,615,263

ENERGY–5.6%
ENERGY EQUIPMENT & SERVICES–2.1%
Dril-Quip, Inc.(a)	99,090	5,789,829
FMC Technologies, Inc.(a)	108,920	2,904,896
Oil States International, Inc.(a)	113,006	3,715,637
Schlumberger Ltd.	110,311	8,723,394

		21,133,756

OIL, GAS & CONSUMABLE FUELS–3.5%
Exxon Mobil Corp.	212,750	$19,943,185
Valero Energy Corp.	286,210	14,596,710

		34,539,895

		55,673,651

CONSUMER STAPLES–2.5%
FOOD & STAPLES RETAILING–2.5%
CVS Health Corp.	161,541	15,465,935
Wal-Mart Stores, Inc.	127,827	9,333,928

		24,799,863

TELECOMMUNICATION SERVICES–2.1%
DIVERSIFIED TELECOMMUNICATION SERVICES–2.1%
Verizon Communications, Inc.	369,835	20,651,586

Total Common Stocks (cost $820,578,104)		908,999,703

	Principal Amount (000)
SHORT-TERM INVESTMENTS–7.7%
TIME DEPOSIT–7.7%
State Street Time Deposit 0.01%, 7/01/16 (cost $76,650,446)	$76,650	76,650,446

TOTAL INVESTMENTS–99.7% (cost $897,228,550)		985,650,149
Other assets less liabilities–0.3%		2,531,519

NET ASSETS–100.0%		$988,181,668

(a)	Non-income producing security.

See notes to financial statements.

4

GROWTH & INCOME PORTFOLIO
STATEMENT OF ASSETS & LIABILITIES
June 30, 2016 (unaudited)	AB Variable Products Series Fund

ASSETS
Investments in securities, at value (cost $897,228,550)	$985,650,149
Receivable for investment securities sold	3,752,494
Dividends and interest receivable	549,729
Receivable for capital stock sold	320,207

Total assets	990,272,579

LIABILITIES
Payable for investment securities purchased	846,092
Payable for capital stock redeemed	512,513
Advisory fee payable	448,554
Distribution fee payable	173,253
Administrative fee payable	11,623
Transfer Agent fee payable	112
Accrued expenses	98,764

Total liabilities	2,090,911

NET ASSETS	$988,181,668

COMPOSITION OF NET ASSETS
Capital stock, at par	$32,789
Additional paid-in capital	785,362,771
Undistributed net investment income	13,785,614
Accumulated net realized gain on investment transactions	100,578,895
Net unrealized appreciation on investments	88,421,599

$988,181,668

Net Asset Value Per Share—1 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value
A	$148,084,886	4,862,143	$30.46
B	$840,096,782	27,927,164	$30.08

See notes to financial statements.

5

GROWTH & INCOME PORTFOLIO
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2016 (unaudited)	AB Variable Products Series Fund

INVESTMENT INCOME
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $33,799)	$8,688,234
Affiliated issuers	6,281
Interest	2,682
Securities lending income	2,773

8,699,970

EXPENSES
Advisory fee (see Note B)	2,289,026
Distribution fee—Class B	859,016
Transfer agency—Class A	796
Transfer agency—Class B	3,743
Custodian	74,153
Printing	52,612
Legal	29,319
Administrative	24,077
Audit and tax	19,681
Directors’ fees	10,665
Miscellaneous	13,001

Total expenses	3,376,089

Net investment income	5,323,881

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain on investment transactions	40,653,301
Net change in unrealized appreciation/depreciation of investments	(37,814,334)

Net gain on investment transactions	2,838,967

NET INCREASE IN NET ASSETS FROM OPERATIONS	$8,162,848

See notes to financial statements.

6

GROWTH & INCOME PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS	AB Variable Products Series Fund

	Six Months Ended June 30, 2016 (unaudited)		Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$5,323,881		$8,467,042
Net realized gain on investment transactions	40,653,301		75,832,751
Net change in unrealized appreciation/depreciation of investments	(37,814,334)		(72,224,366)

Net increase in net assets from operations	8,162,848		12,075,427
DIVIDENDS TO SHAREHOLDERS FROM
Net investment income
Class A	–0	–	(2,239,317)
Class B	–0	–	(7,965,992)
CAPITAL STOCK TRANSACTIONS
Net increase (decrease)	182,793,499		(74,221,929)

Total increase (decrease)	190,956,347		(72,351,811)
NET ASSETS
Beginning of period	797,225,321		869,577,132

End of period (including undistributed net investment income of $13,785,614 and $8,461,733, respectively)	$988,181,668		$797,225,321

See notes to financial statements.

7

GROWTH & INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2016 (unaudited)	AB Variable Products Series Fund

NOTE A: Significant Accounting Policies

The AB Growth & Income Portfolio (the “Portfolio”) is a series of AB Variable Products Series Fund, Inc. (the “Fund”). The Portfolio’s investment objective is long-term growth of capital. The Portfolio is diversified as defined under the Investment Company Act of 1940. The Fund was incorporated in the State of Maryland on November 17, 1987, as an open-end series investment company. The Fund offers sixteen separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio’s net asset value per share.

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, AllianceBernstein L.P. (the “Adviser”) will have discretion to determine the best valuation (e.g. last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Such factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Portfolio may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Portfolio values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign

8

AB Variable Products Series Fund

markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2016:

	Level 1		Level 2		Level 3		Total
Investments in Securities:
Assets:
Common Stocks(a)	$908,999,703		$–0	–	$–0	–	$908,999,703
Short-Term Investments	–0	–	76,650,446		–0	–	76,650,446

Total Investments in Securities	908,999,703		76,650,446		–0	–	985,650,149
Other Financial Instruments(b)	–0	–	–0	–	–0	–	–0	–

Total(c)	$908,999,703		$76,650,446		$–0	–	$985,650,149

(a)	See Portfolio of Investments for sector classifications.

(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.

(c)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Committee to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to imple-

9

GROWTH & INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

ment these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and processes at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolio’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolio’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Portfolio is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income.

6. Class Allocations

All income earned and expenses incurred by the Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Fund are charged proportionately to each portfolio or

10

AB Variable Products Series Fund

based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B: Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Portfolio pays the Adviser an advisory fee at an annual rate of .55% of the first $2.5 billion, .45% of the next $2.5 billion and .40% in excess of $5 billion, of the Portfolio’s average daily net assets. The fee is accrued daily and paid monthly.

Pursuant to the investment advisory agreement, the Portfolio may reimburse the Adviser for certain legal and accounting services provided to the Portfolio by the Adviser. For the six months ended June 30, 2016, the reimbursement for such services amounted to $24,077.

The Portfolio compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation retained by ABIS amounted to $569 for the six months ended June 30, 2016.

Brokerage commissions paid on investment transactions for the six months ended June 30, 2016 amounted to $359,205, of which $0 and $0, respectively, was paid to Sanford C. Bernstein & Co. LLC and Sanford C. Bernstein Limited, affiliates of the Adviser.

NOTE C: Distribution Plan

The Portfolio has adopted a Distribution Plan (the “Plan”) for Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Portfolio pays distribution and servicing fees to AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, at an annual rate of up to .50% of the Portfolio’s average daily net assets attributable to Class B shares. The fees are accrued daily and paid monthly. The Board currently limits payments under the Plan to .25% of the Portfolio’s average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio’s Class B shares. Since the Distributor’s compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the “compensation” variety.

In the event that the Plan is terminated or not continued, no distribution or servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio’s shares.

NOTE D: Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2016 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$472,512,647		$314,296,865
U.S. government securities	–0	–	–0	–

11

GROWTH & INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$115,103,373
Gross unrealized depreciation	(26,681,774)

Net unrealized appreciation	$88,421,599

1. Derivative Financial Instruments

The Portfolio may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The Portfolio did not engage in derivatives transactions for the six months ended June 30, 2016.

2. Currency Transactions

The Portfolio may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Portfolio may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Portfolio may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Portfolio and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Portfolio may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E: Securities Lending

The Portfolio may enter into securities lending transactions. Under the Portfolio’s securities lending program, all loans of securities will be collateralized continually by cash. The Portfolio will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Portfolio in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. It is the policy of the Portfolio to receive collateral consisting of cash in an amount exceeding the value of the securities loaned. The Portfolio will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Portfolio amounts equal to any income or other distributions from the securities. The Portfolio will not have the right to vote on any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in AB Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Portfolio, and as approved by the Board. Prior to June 24, 2016, such cash collateral received was invested in AB Exchange Reserves. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. When the Portfolio lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. As of June 30, 2016, the Portfolio had no securities out on loan. The cash collateral will be adjusted on the next business day to maintain the required collateral amount. The Portfolio earned securities lending income of $2,773, $6,281 and $0 from the borrowers, AB Exchange Reserves and AB Government Money Market Portfolio, respectively, for the six months ended June 30, 2016; these amounts are reflected in the statement of operations. A principal risk of lending portfolio securities is that the borrower will fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. A summary of the Portfolio’s transactions in shares of AB Exchange Reserves for the period January 1, 2016 to June 23, 2016 is as follows:

Market Value December 31, 2015 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Transfer to AB Government Money Market Portfolio (000)	Market Value June 23, 2016 (000)
$5,671	$20,543	$26,214	$0	$0

12

AB Variable Products Series Fund

A summary of the Portfolio’s transactions in shares of AB Government Money Market Portfolio for the period June 24, 2016 to June 30, 2016 is as follows:

Market Value June 24, 2016 (000)	Transfer from AB Exchange Reserves (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value June 30, 2016 (000)
$0	$0	$0	$0	$0

NOTE F: Capital Stock

Each class consists of 500,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	SHARES			AMOUNT
	Six Months Ended June 30, 2016 (unaudited)		Year Ended December 31, 2015	Six Months Ended June 30, 2016 (unaudited)		Year Ended December 31, 2015
Class A
Shares sold	267,905		560,733	$7,989,049		$16,929,785
Shares issued in reinvestment of dividends	–0	–	73,832	–0	–	2,239,317
Shares redeemed	(413,123)		(1,223,938)	(12,205,823)		(36,953,264)

Net decrease	(145,218)		(589,373)	$(4,216,774)		$(17,784,162)

Class B
Shares sold	7,988,234		1,209,171	$238,726,319		$36,060,846
Shares issued in reinvestment of dividends	–0	–	265,356	–0	–	7,965,992
Shares redeemed	(1,766,875)		(3,377,728)	(51,716,046)		(100,464,605)

Net increase (decrease)	6,221,359		(1,903,201)	$187,010,273		$(56,437,767)

NOTE G: Risks Involved in Investing in the Portfolio

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Portfolio’s investments or reduce its returns.

Derivatives Risk—The Portfolio may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Portfolio, and subject to counterparty risk to a greater degree than more traditional investments. Derivatives may result in significant losses, including losses that are far greater than the value of the derivatives reflected on the statement of assets and liabilities.

Industry/Sector Risk—Investments in a particular industry or group of related industries may have more risk because market or economic factors affecting that industry could have a significant effect on the value of the Portfolio’s investments.

Indemnification Risk—In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Portfolio has not accrued any liability in connection with these indemnification provisions.

NOTE H: Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $280 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the six months ended June 30, 2016.

13

GROWTH & INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

NOTE I: Distributions to Shareholders

The tax character of distributions to be paid for the year ending December 31, 2016 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended December 31, 2015 and December 31, 2014 were as follows:

	2015	2014
Distributions paid from:
Ordinary income	$10,205,309	$9,935,104

Total taxable distributions paid	$10,205,309	$9,935,104

As of December 31, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$8,461,733
Undistributed capital gains	60,679,228	(a)
Unrealized appreciation/(depreciation)	125,482,300	(b)

Total accumulated earnings/(deficit)	$194,623,261

(a)	During the fiscal year ended December 31, 2015, the Portfolio utilized $14,562,823 of capital loss carryforwards to offset current year net realized gains.

(b)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

For tax purposes, net capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses incurred for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of December 31, 2015, the Portfolio did not have any capital loss carryforwards.

NOTE J: New Accounting Pronouncement

In May 2015, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2015-07 (the “ASU”) which removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient. The ASU also removes the requirement to make certain disclosures for investments that are eligible to be measured at fair value using the net asset value per share practical expedient but do not utilize that practical expedient. The ASU is effective for annual periods beginning after December 15, 2015 and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

NOTE K: Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Portfolio’s financial statements through this date.

14

GROWTH & INCOME PORTFOLIO
FINANCIAL HIGHLIGHTS	AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	CLASS A
	Six Months Ended June 30, 2016 (unaudited)		Year Ended December 31,
			2015	2014	2013	2012	2011
Net asset value, beginning of period	$30.12		$30.04	$27.80	$20.88	$18.05	$17.19

Income From Investment Operations
Net investment income (a)	.22		.37	.40	.33	.29	.27
Net realized and unrealized gain on investment transactions	.12		.14	2.23	6.92	2.86	.83

Net increase in net asset value from operations	.34		.51	2.63	7.25	3.15	1.10

Less: Dividends
Dividends from net investment income	–0	–	(.43)	(.39)	(.33)	(.32)	(.24)

Net asset value, end of period	$30.46		$30.12	$30.04	$27.80	$20.88	$18.05

Total Return
Total investment return based on net asset value (b)*	1.13%		1.70%	9.54%	34.96%	17.53%	6.32%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$148,085		$150,801	$168,135	$164,154	$131,402	$138,731
Ratio to average net assets of:
Expenses	.60	%^	.60%	.60%	.60%	.60%	.60%
Net investment income	1.48	%^	1.21%	1.39%	1.35%	1.48%	1.52%
Portfolio turnover rate	39%		73%	51%	63%	80%	76%

See footnote summary on page 16.

15

GROWTH & INCOME PORTFOLIO
FINANCIAL HIGHLIGHTS
(continued)	AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	CLASS B
	Six Months Ended June 30, 2016 (unaudited)		Year Ended December 31,
			2015	2014	2013	2012	2011
Net asset value, beginning of period	$29.78		$29.71	$27.49	$20.66	$17.86	$17.01

Income From Investment Operations
Net investment income (a)	.18		.29	.32	.27	.24	.23
Net realized and unrealized gain on investment transactions	.12		.14	2.22	6.83	2.83	.81

Net increase in net asset value from operations	.30		.43	2.54	7.10	3.07	1.04

Less: Dividends
Dividends from net investment income	–0	–	(.36)	(.32)	(.27)	(.27)	(.19)

Net asset value, end of period	$30.08		$29.78	$29.71	$27.49	$20.66	$17.86

Total Return
Total investment return based on net asset value (b)*	1.01%		1.43%	9.29%	34.59%	17.24%	6.07%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$840,097		$646,424	$701,442	$709,257	$764,198	$735,514
Ratio to average net assets of:
Expenses	.85	%^	.85%	.85%	.85%	.85%	.85%
Net investment income	1.24	%^	.96%	1.14%	1.11%	1.23%	1.28%
Portfolio turnover rate	39%		73%	51%	63%	80%	76%

(a)	Based on average shares outstanding.

(b)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect (i) insurance company’s separate account related expense charges and (ii) the deductions of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

*	Includes the impact of proceeds received and credited to the Portfolio resulting from class action settlements, which enhanced the Portfolio’s performance for the six months ended June 30, 2016 and years ended December 31, 2015, December 31, 2014, December 31, 2013, December 31, 2012 and December 31, 2011 by 0.02%, 0.14%, 0.11%, 0.08%, 0.19% and 0.13%, respectively.

^	Annualized.

See notes to financial statements.

16

GROWTH & INCOME PORTFOLIO
CONTINUANCE DISCLOSURE	AB Variable Products Series Fund

INFORMATION REGARDING THE REVIEW AND APPROVAL OF THE FUND’S ADVISORY AGREEMENT

The disinterested directors (the “directors”) of AB Variable Products Series Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Growth and Income Portfolio (the “Fund”) at a meeting held on May 3-5, 2016 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed an independent evaluation prepared by the Company’s Senior Officer (who is also the Company’s Independent Compliance Officer) of the reasonableness of the advisory fee, in which the Senior Officer concluded that the contractual fee for the Fund was reasonable. The directors also discussed the proposed continuance in private sessions with counsel and the Company’s Senior Officer.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they receive presentations from the Adviser on the investment results of the Fund and review extensive materials and information presented by the Adviser.

The directors also considered all other factors they believed relevant, including the specific matters discussed below. In their deliberations, the directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Company’s Senior Officer. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues, expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2014 and 2015 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Company’s Senior Officer. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution

17

GROWTH & INCOME PORTFOLIO
CONTINUANCE DISCLOSURE
(continued)	AB Variable Products Series Fund

expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of the Fund’s Class B shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an analytical service that is not affiliated with the Adviser, showing the performance of the Class A Shares of the Fund against a peer group and a peer universe selected by Broadridge, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended February 29, 2016 and (in the case of comparisons with the broad-based securities market index) the period since inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate paid by the Fund to the Adviser and information prepared by Broadridge concerning advisory fee rates paid by other funds in the same Broadridge category as the Fund at a common asset level. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors considered the Fund’s contractual effective advisory fee rate against a peer group median and took into account the impact on the advisory fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year.

The directors also considered the Adviser’s fee schedule for institutional clients pursuing a similar investment style. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and the evaluation from the Company’s Senior Officer and noted the differences between the Fund’s fee schedule, on the one hand, and the institutional fee schedule and the schedule of fees charged to any offshore funds and any sub-advised funds, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors noted that the Adviser advises another AB Fund with a substantially similar investment style for the same fee schedule as the Fund.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to funds such as the Fund, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

The directors also considered the total expense ratio of the Class A shares of the Fund in comparison to a peer group and a peer universe selected by Broadridge. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s Broadridge category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

18

AB Variable Products Series Fund

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

19

GROWTH & INCOME PORTFOLIO
SENIOR OFFICER FEE EVALUATION	AB Variable Products Series Fund

THE FOLLOWING IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

SUMMARY OF SENIOR OFFICER’S EVALUATION OF INVESTMENT ADVISORY AGREEMENT1

The following is a summary of the evaluation of the Investment Advisory Agreement between AllianceBernstein L.P. (the “Adviser”) and the AB Variable Products Series Fund (the “Fund”), in respect of AB Growth and Income Portfolio (the “Portfolio”).2 The evaluation of the Investment Advisory Agreement was prepared by Philip L. Kirstein, the Senior Officer of the Fund, for the Directors of the Fund, as required by a September 2004 agreement between the Adviser and the New York State Attorney General (the “NYAG”). The Senior Officer’s evaluation of the Investment Advisory Agreement is not meant to diminish the responsibility or authority of the Board of Directors of the Fund to perform its duties pursuant to Section 15 of the Investment Company Act of 1940 (the “40 Act”) and applicable state law. The purpose of the summary is to provide shareholders with a synopsis of the independent evaluation of the reasonableness of the advisory fees proposed to be paid by the Portfolio which was provided to the Directors in connection with their review of the proposed approval of the continuance of the Investment Advisory Agreement. The Senior Officer’s evaluation considered the following factors:

1.	Advisory fees charged to institutional and other clients of the Adviser for like services;

2.	Advisory fees charged by other mutual fund companies for like services;

3.	Costs to the Adviser and its affiliates of supplying services pursuant to the advisory agreement, excluding any intra-corporate profit;

4.	Profit margins of the Adviser and its affiliates from supplying such services;

5.	Possible economies of scale as the Portfolio grows larger; and

6.	Nature and quality of the Adviser’s services including the performance of the Portfolio.

These factors, with the exception of the first factor, are generally referred to as the “Gartenberg factors,” which were articulated by the United States Court of Appeals for the Second Circuit in 1982. Gartenberg v. Merrill Lynch Asset Management, Inc., 694 F. 2d 923 (2d Cir. 1982). The first factor is an additional factor required to be considered by the AoD. On March 30, 2010, the Supreme Court held the Gartenberg decision was correct in its basic formulation of what Section 36(b) requires: to face liability under Section 36(b), “an investment adviser must charge a fee that is so disproportionately large that it bears no reasonable relationship to the services rendered and could not have been the product of arm’s length bargaining.” Jones v. Harris Associates L.P., 130 S. Ct. 1418 (2010). In the Jones decision, the Court stated the Gartenberg approach fully incorporates the correct understanding of fiduciary duty within the context of Section 36(b) and noted with approval that “Gartenberg insists that all relevant circumstances be taken into account” and “uses the range of fees that might result from arm’s-length bargaining as the benchmark for reviewing challenged fees.”3

PORTFOLIO ADVISORY FEES, NET ASSETS & EXPENSE RATIOS

The Adviser proposed that the Portfolio pays the advisory fee set forth in the table below for receiving the services to be provided pursuant to the Investment Advisory Agreement. The fee schedule below, implemented in January 2004 in consideration of the Adviser’s settlement with the NYAG in December 2003, is based on a master schedule that contemplates eight categories of funds with almost all funds in each category having the same advisory fee schedule.

Portfolio	Category	Advisory Fee Based on % of Average Daily Net Assets	Net Assets 3/31/16 ($MIL)
Growth and Income Portfolio	Value	0.55% on first $2.5 billion 0.45% on next $2.5 billion 0.40% on the balance	$779.7

The Adviser is reimbursed as specified in the Investment Advisory Agreement for certain clerical, legal, accounting, administrative and other services provided to the Portfolio. During the Portfolio’s most recently completed fiscal year, the Adviser received $50,998 (0.006% of the Portfolio’s average daily net assets) for such services.

1	The information in the fee summary was completed on April 21, 2016 and discussed with the Board of Directors on May 3-5, 2016.

2	Future references to the Fund and the Portfolio do not include “AB.” References in the fee summary pertaining to performance and expense ratio rankings refer to the Class A shares of the Portfolio.

3	Jones v. Harris at 1427.

20

AB Variable Products Series Fund

Set forth below are the Portfolio’s total expense ratios for the most recently completed fiscal year:

Portfolio	Total Expense Ratio	Fiscal Year
Growth and Income Portfolio	Class A 0.60%	December 31
Class B 0.85%

I. ADVISORY FEES CHARGED TO INSTITUTIONAL AND OTHER CLIENTS

The advisory fees charged to investment companies which the Adviser manages and sponsors are normally higher than those charged to similar sized institutional accounts, including pension plans and sub-advised investment companies. The fee differential reflects, among other things, different services provided to such clients, and different liabilities assumed. Services provided by the Adviser to the Portfolio that are not provided to non-investment company clients and sub-advised investment companies include providing office space and personnel to serve as Fund Officers, who among other responsibilities make the certifications required under the Sarbanes–Oxley Act of 2002, and coordinating with and monitoring the Portfolio’s third party service providers such as Fund counsel, auditors, custodians, transfer agents and pricing services. The accounting, administrative, legal and compliance requirements for the Portfolio are more costly than those for institutional assets due to the greater complexities and time required for investment companies, although as previously noted, the Adviser is reimbursed for providing some of these services. Also, retail mutual funds managed by the Adviser are widely held. Servicing the Portfolio’s investors is more time consuming and labor intensive compared to institutional clients since the Adviser needs to communicate with a more extensive network of financial intermediaries and shareholders. The Adviser also believes that it incurs substantial entrepreneurial risk when offering a new mutual fund, since establishing a new mutual fund requires a large upfront investment, and it may take a long time for the fund to achieve profitability since the fund must be priced to scale from inception in order to be competitive and assets are acquired one account at a time. In addition, managing the cash flow of an investment company may be more difficult than managing that of a stable pool of assets, such as an institutional account with little cash movement in either direction, particularly, if a fund is in net redemption and the Adviser is frequently forced to sell securities to raise cash for redemptions. However, managing a fund with positive cash flow may be easier at times than managing a stable pool of assets. In recent years, investment advisers have been sued by institutional clients and have suffered reputational damage both by the attendant publicity and outcomes other than complete victories. Accordingly, the legal and reputational risks associated with institutional accounts are greater than previously thought, although still not equal to those related to the mutual fund industry.

Notwithstanding the Adviser’s view that managing an investment company is not comparable to managing other institutional accounts because the services provided are different, the Supreme Court has indicated consideration should be given to the advisory fees charged to institutional accounts that have a substantially similar investment style as the Portfolio.4 In addition to the AB Institutional fee schedule, set forth below is what would have been the effective advisory fee of the Portfolio had the AB Institutional fee schedule been applicable to the Portfolio advisory fee based on March 31, 2016 net assets:5

Portfolio	Net Assets 3/31/16 ($MIL)	AB Institutional Fee Schedule	Effective AB Inst. Adv. Fee	Portfolio Advisory Fee
Growth and Income Portfolio	$779.7	U.S. Growth and Income 0.65% on first $25m 0.50% on next $25m 0.40% on next $50m 0.30% on next $100m 0.25% on the balance Minimum account size $25m	0.287%	0.550%

4	The Supreme Court stated that “courts may give such comparisons the weight that they merit in light of the similarities and differences between the services that the clients in question require, but the courts must be wary of inapt comparisons.” Among the significant differences the Supreme Court noted that may exist between services provided to mutual funds and institutional accounts are “higher marketing costs.” Jones v. Harris at 1428.

5	The Adviser has indicated that with respect to institutional accounts with assets greater than $300 million, it will negotiate a fee schedule. Discounts that are negotiated vary based upon each client relationship.

21

GROWTH & INCOME PORTFOLIO
SENIOR OFFICER FEE EVALUATION
(continued)	AB Variable Products Series Fund

The Adviser also manages AB Growth and Income Fund, Inc. (“Growth and Income Fund, Inc.”), a retail mutual fund, which has a substantially similar investment style as the Portfolio. Set forth below are the fee schedule of Growth and Income Fund, Inc. and what would have been the effective advisory fee of the Portfolio had the fee schedule of the retail mutual fund been applicable to the Portfolio:6

Portfolio	AB Mutual Fund	Fee Schedule	ABMF Effective Fee
Growth and Income Portfolio	Growth and Income Fund, Inc.	0.55% on first $2.5 billion 0.45% on next $2.5 billion 0.40% on the balance	0.550%

The Adviser represented that it does not sub-advise any registered investment company with a substantially similar investment style as the Portfolio.

II. MANAGEMENT FEES CHARGED BY OTHER MUTUAL FUND COMPANIES FOR LIKE SERVICES.

Broadridge, an analytical service that is not affiliated with the Adviser, compared the fees charged to the Portfolios with fees charged to other investment companies for similar services by other investment advisers.7 Broadridge’s analysis included each Portfolio’s contractual management fee, estimated at the approximate current asset level of the subject Portfolio, to the median of the Portfolio’s Broadridge Expense Group (“EG”) and the Portfolio’s contractual management fee ranking.8

Broadridge describes an EG as a representative sample of comparable funds. Broadridge’s standard methodology for screening funds to be included in an EG entails the consideration of several fund criteria, including fund type, investment classification/objective, load type and similar 12b-1/non-12b-1 service fees, asset (size) comparability, expense components, operating structure, and expense attributes. An EG will typically consist of seven to twenty funds.

Portfolio	Contractual Management Fee (%)[9]	EG Median (%)	EG Rank
Growth and Income Portfolio	0.550	0.687	4/12

Broadridge also analyzed the Portfolio’s most recently completed fiscal year total expense ratio in comparison to the Portfolio’s EG and Broadridge Expense Universe (“EU”). The EU is a broader group compared to the EG, consisting of all funds that have the same investment classification/objective and load type as the subject Portfolio.10

Portfolio	Expense Ratio (%)[11]	EG Median (%)	EG Rank	EU Median (%)	EU Rank
Growth and Income Portfolio	0.601	0.731	3/12	0.741	5/30

Based on this analysis, the Portfolio has a more favorable ranking on a total expense ratio basis than on a contractual management fee basis.

6	The retailmutual fund was also affected by the settlement between the Adviser and the NYAG. As a result, the Portfolio has the same breakpoints in its advisory fee schedule as the retail mutual fund.

7	On June 5, 2015, Broadridge Financial Solutions, Inc. (“Broadridge”) acquired the Fiduciary Services and Competitive Intelligence unit, i.e., the group responsible for providing the Portfolio’s 15(c) report, from Thomson Reuters’ Lipper division. The group that maintains Lipper’s expense and performance databases and investment classifications/objectives remains a part of Thomson Reuters’ Lipper division. Accordingly, the Portfolio’s investment classification/objective continues to be determined by Lipper.

8	The contractual management fee is calculated by Broadridge using the Portfolio’s contractual management fee rate at a hypothetical asset level. The hypothetical asset level is based on the combined net assets of all classes of the Portfolio, rounded up to the next $25 million. Broadridge’s total expense ratio information is based on the most recent annual report except as otherwise noted. A ranking of “1” means that the Portfolio has the lowest effective fee rate in the Broadridge peer group.

9	The contractual management fee does not reflect any expense reimbursements made by the Portfolio to the Adviser for certain clerical, legal, accounting, administrative and other services.

10	Except for asset (size) comparability, Broadridge uses the same criteria for selecting an EG when selecting an EU. Unlike the EG, the EU allows for the same adviser to be represented by more than just one fund.

11	Most recently completed fiscal year end Class A total expense ratio.

22

AB Variable Products Series Fund

III. COSTS TO THE ADVISER AND ITS AFFILIATES OF SUPPLYING SERVICES PURSUANT TO THE ADVISORY FEE ARRANGEMENT, EXCLUDING ANY INTRA-CORPORATE PROFIT.

The Adviser utilizes two profitability reporting systems, which operate independently but are aligned with each other, to estimate the Adviser’s profitability in connection with investment advisory services provided to the Portfolio. The Senior Officer has retained a consultant to provide independent advice regarding the alignment of the two profitability systems as well as the methodologies and allocations utilized by both profitability systems.

IV. PROFIT MARGINS OF THE ADVISER AND ITS AFFILIATES FOR SUPPLYING SUCH SERVICES.

The Portfolio’s profitability information, prepared by the Adviser for the Board of Directors, was reviewed by the Senior Officer and the consultant. The Adviser’s profitability from providing investment advisory services to the Portfolio decreased during calendar year 2015, relative to 2014.

In addition to the Adviser’s direct profits from managing the Portfolio, certain of the Adviser’s affiliates have business relationships with the Portfolio and may earn a profit from providing other services to the Portfolio. The courts have referred to this type of business opportunity as “fall-out benefits” to the Adviser and indicated that such benefits should be factored into the evaluation of the total relationship between the Portfolio and the Adviser. Neither case law nor common business practice precludes the Adviser’s affiliates from earning a reasonable profit on this type of relationship provided the affiliates’ charges and services are competitive. These affiliates provide transfer agent, distribution and brokerage related services to the Portfolio and receive transfer agent fees, Rule 12b-1 payments, and brokerage commissions. In addition, the Adviser benefits from soft dollar arrangements which offset expenses the Adviser would otherwise incur.

The Portfolio has adopted a distribution plan for Class B shares pursuant to Rule 12b-1 under the 40 Act. Under the distribution plan, the Portfolio pays distribution and servicing fees to its principal underwriter, AllianceBernstein Investments, Inc. (“ABI”), the Portfolio’s distributor and an affiliate of the Adviser, at an annual rate of up to 0.50% of the Portfolio’s average daily net assets attributable to Class B shares. The current annual rate that the Portfolio pays to ABI for 12b-1 fees is 0.25%. During the fiscal year ended December 31, 2015, ABI received $1,694,691 in Rule 12b-1 fees.

During the fiscal year ended December 31, 2015, the Adviser incurred distribution expenses in the amount of $3,465,172 in connection with activities primarily intended to result in the sale of the Portfolio’s Class B shares. This expense amount incurred by ABI is partially offset by the 12b-1 fees paid by the Portfolio.

Financial intermediaries, such as insurers, market and sell shares of the Portfolio and typically receive compensation from ABI, the Advisers and/or the Portfolio for selling shares of the Portfolio. These financial intermediaries receive compensation in any or all of the following forms: 12b-1 fees, defrayal of costs for educational seminars and training, additional distribution support, recordkeeping and/or administrative services. Payments related to providing contract-holder recordkeeping and/or administrative services will generally not exceed 0.35% of the average daily net assets of the Portfolio attributable to the relevant intermediary over the year. With respect to the Fund, which includes the Portfolio and other Portfolios of the Fund not discussed in this summary, ABI paid approximately $400,000 in 2015 and expects to pay approximately $450,000 in 2016 for educational support and distribution assistance (revenue sharing payments).

The transfer agent of the Portfolio is AllianceBernstein Investor Services, Inc. (“ABIS”). During the most recently completed fiscal year, ABIS received a fee of $1,262 from the Portfolio.12

The Portfolio effected brokerage transactions during the most recently completed fiscal year through the Adviser’s affiliate, Sanford C. Bernstein & Co., LLC (“SCB & Co.”) and/or its U.K. affiliate, Sanford C. Bernstein Limited (“SCB Ltd.”), collectively “SCB,” and paid commissions for such transactions. The Adviser represented that SCB’s profitability from any business conducted with the Portfolio is comparable to the profitability of SCB’s dealings with other similar third party clients. In the ordinary course of business, SCB receives and pays liquidity rebates from electronic communications networks (“ECNs”) derived from trading for its clients. These credits and charges are not being passed onto any SCB client. The Adviser also receives certain soft dollar benefits from brokers that execute agency trades for the Portfolio and other clients. These soft dollar benefits reduce the Adviser’s cost of doing business and increase its profitability.

12	The Fund, which includes the Portfolio and other Portfolios of the Fund paid ABIS a fee of $18,000 for each calendar year.

23

GROWTH & INCOME PORTFOLIO
SENIOR OFFICER FEE EVALUATION
(continued)	AB Variable Products Series Fund

V. POSSIBLE ECONOMIES OF SCALE

The Adviser has indicated that economies of scale are being shared with shareholders through pricing to scale, breakpoints, fee reductions/waivers and enhancement to services.

In May 2012, an independent consultant, retained by the Senior Officer, provided the Board of Directors information on the Adviser’s firm-wide average costs from 2005 through 2011 and the potential economies of scale. The independent consultant noted that from 2005 through 2007 the Adviser experienced significant growth in assets under management (“AUM”). During this period, operating expenses increased, in part to keep up with growth, and in part reflecting market returns. However, from 2008 through the first quarter of 2009, AUM rapidly and significantly decreased due to declines in market value and client withdrawals. When AUM rapidly decreased, some operating expenses categories, including base compensation and office space, adjusted more slowly during this period, resulting in an increase in average costs. Since 2009, AUM has experienced less significant changes. The independent consultant noted that changes in operating expenses reflect changes in business composition and business practices in response to changes in financial markets. Finally, the independent consultant concluded that the increase in average cost and the decline in net operating margin across the Adviser since late 2008 are inconsistent with the view that there are currently reductions in average costs due to economies of scale that can be shared with the AB Mutual Funds managed by the Adviser through lower fees.

Previously in February 2008, the independent consultant provided the Board of Directors an update of Deli’s study on advisory fees and various fund characteristics.13,14 The independent consultant first reiterated the results of his previous two dimensional comparison analysis (fund size and family size) with the Board of Directors.15 The independent consultant then discussed the results of the regression model that was utilized to study the effects of various factors on advisory fees. The regression model output indicated that the bulk of the variation in fees predicted were explained by various factors, but substantially by fund AUM, family AUM, index fund indicator and investment style. The independent consultant also compared the advisory fees of the AB Mutual Funds to similar funds managed by 19 other large asset managers, regardless of the fund size and each Adviser’s proportion of mutual fund assets to non-mutual fund assets.

VI. NATURE AND QUALITY OF THE ADVISER’S SERVICES, INCLUDING THE PERFORMANCE OF THE PORTFOLIO

With assets under management of approximately $479 billion as of March 31, 2016, the Adviser has the investment experience to manage and provide non-investment services (described in Section I) to the Portfolio.

13	The Deli study, originally published in 2002 based on 1997 data and updated for the February 2008 Presentation, may be of diminished value due to the age of the data used in the presentation and the changes experienced in the industry over the last four years. Source: Deli, Daniel N. “Mutual Fund Advisory Contracts: An Empirical Investigation.” Journal of Finance, 57(1): 109-133 (2002).

14	As mentioned previously, the Supreme Court cautioned against accepting mutual fund fee comparisons without careful scrutiny since the fees may not be the product of negotiations conducted at arm’s length. See Jones V. Harris at 1429.

15	The two dimensional analysis showed patterns of lower advisory fees for funds with larger asset sizes and funds from larger family sizes compared to funds with smaller asset sizes and funds from smaller family sizes, which according to the independent consultant is indicative of a sharing of economies of scale and scope. However, in less liquid and active markets, such is not the case, as the empirical analysis showed potential for diseconomies of scale in those markets. The empirical analysis also showed diminishing economies of scale and scope as funds surpassed a certain high level of assets.

24

AB Variable Products Series Fund

The information in the table below shows the 1, 3, 5 and 10 year net performance returns, rankings and quintiles16 of the Portfolios relative to their Broadridge Performance Group (“PG”) and Broadridge Performance Universe (“PU”)17 for the periods ended February 29, 2016.18

	Portfolio (%)	PG Median (%)	PU Median (%)	PG Rank	PU Rank
Growth and Income Portfolio
1 year	–4.92	–11.41	–10.82	1/12	1/49
3 year	10.46	7.87	7.70	2/12	5/48
5 year	10.95	6.82	7.55	1/12	3/45
10 year	5.77	5.03	5.94	5/11	23/40

Set forth below are the 1, 3, 5 and 10 year and since inception performance returns of the Portfolio (in bold)19 versus its benchmarks. Portfolio and benchmark volatility and reward-to-variability ratio (“Sharpe Ratio”) information is also shown.20

	Periods Ending February 29, 2016 Annualized Performance
	1 Year (%)		3 Year (%)	5 Year (%)	10 Year (%)	Since Inception (%)	Annualized		Risk Period (Year)
							Volatility (%)	Sharpe (%)
Growth and Income Portfolio	–	4.92	10.46	10.95	5.77	9.13	15.49	0.36	10
Russell 1000 Value Index	–	9.41	8.27	8.81	5.13	10.20	15.91	0.32	10
Inception Date: February 25, 1994

CONCLUSION:

Based on the factors discussed above the Senior Officer’s conclusion is that the proposed advisory fee for the Portfolio is reasonable and within the range of what would have been negotiated at arm’s-length in light of all the surrounding circumstances. This conclusion in respect of the Portfolio is based on an evaluation of all of these factors and no single factor was dispositive.

Dated: June 2, 2016

16	The performance returns and rankings of the Portfolio are for the Portfolio’s Class A shares. The performance returns and rankings of the Portfolio were provided by Broadridge.

17	The Portfolio’s PG is identical to the Portfolio’s EG. The Portfolio’s PU is not identical to the Portfolio’s EU as the criteria for including/excluding a fund in/from a PU is different from that of an EU.

18	Note that the current Lipper investment classification/objective dictates the PG and PU throughout the life of each fund even if the fund had a different investment classification/objective at a different point in time.

19	The performance returns and risk measures shown in the table are for the Class A shares of the Portfolio.

20	Portfolio and benchmark volatility and Sharpe Ratio information was obtained through Lipper LANA, a database maintained by Lipper. Volatility is a statistical measure of the tendency of a market price or yield to vary over time. A Sharpe Ratio is a risk adjusted measure of return that divides a fund’s return in excess of the riskless return by the fund’s standard deviation. A fund with a greater volatility would be viewed as more risky than a fund with equivalent performance but lower volatility; for that reason, a greater return would be demanded for the more risky fund. A fund with a higher Sharpe Ratio would be viewed as better performing than a fund with a lower Sharpe Ratio.

25

VPS-GI-0152-0616

JUN    06.30.16

SEMI-ANNUAL REPORT

AB VARIABLE PRODUCTS SERIES FUND, INC.

+	INTERMEDIATE BOND PORTFOLIO

Investment Products Offered

➢	Are Not FDIC Insured
➢	May Lose Value
➢	Are Not Bank Guaranteed

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

INTERMEDIATE BOND PORTFOLIO
EXPENSE EXAMPLE (unaudited)	AB Variable Products Series Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. The estimate of expenses does not include fees of other expenses of any variable insurance product. If such expenses were included, the estimate of expenses you paid during the period would be higher and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The estimate of expenses does not include fees of other expenses of any variable insurance product. If such expenses were included, the estimate of expenses you paid during the period would be higher and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of each class’ table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,058.30	$5.12	1.00%
Hypothetical (5% annual return before expenses)	$1,000	$1,019.89	$5.02	1.00%

Class B
Actual	$1,000	$1,056.00	$6.39	1.25%
Hypothetical (5% annual return before expenses)	$1,000	$1,018.65	$6.27	1.25%

*	Expenses are equal to each classes’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

1

INTERMEDIATE BOND PORTFOLIO
June 30, 2016 (unaudited)	AB Variable Products Series Fund

TOP TEN SECTORS (including derivatives)*
Corporates—Investment Grade(a)	27.7%
Governments—Treasuries(b)	19.2
Mortgage Pass-Throughs	18.4
Asset-Backed Securities	14.5
Commercial Mortgage-Backed Securities	12.3
Collateralized Mortgage Obligations	7.1
Corporates—Non Investment Grade(a)	6.2
Inflation-Linked Securities	6.1
Agencies	2.5
Interest Rate Swaps(c)	-30.7

SECTOR BREAKDOWN (excluding derivatives)†
Corporates—Investment Grade	25.7%	Agencies	2.4%
Mortgage Pass-Throughs	17.3	Governments—Sovereign Agencies	1.0
Asset-Backed Securities	13.7	Emerging Markets—Treasuries	0.9
Commercial Mortgage-Backed Securities	11.0	Local Governments—Municipal Bonds	0.5
Governments—Treasuries	7.8	Governments—Sovereign Bonds	0.4
Collateralized Mortgage Obligations	6.9	Short-Term Investments	1.0
Inflation-Linked Securities	5.8	Other	0.6
Corporates—Non-Investment Grade	5.0

*	All data are as of June 30, 2016. The Portfolio’s sectors include derivative exposure and are expressed as approximate percentages of the Portfolio’s total net assets, based on the Adviser’s internal classification. The percentages will vary over time.

(a)	Includes Credit Default Swaps.

(b)	Includes Treasury Futures.

(c)	Represents the exposure of the Portfolio’s fixed-rate payments on the Interest Rate Swaps. Interest Rate Swaps involve the exchange by a fund with another party of payments calculated by reference to specified interest rates (e.g., an exchange of floating-rate payments for fixed-rate payments).

†	All data are as of June 30, 2016. The Portfolio’s sector breakdown is expressed as a percentage of total investments and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” represents less than 0.4% weightings in the following security types: Emerging Markets—Corporate Bonds, Preferred Stocks and Quasi-Sovereigns.

2

INTERMEDIATE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2016 (unaudited)	AB Variable Products Series Fund

	Principal Amount (000)		U.S. $ Value

CORPORATES–INVESTMENT GRADE–27.2%
INDUSTRIAL–19.2%
BASIC–1.4%
Barrick Gold Corp. 4.10%, 5/01/23	U.S.$	15	$15,823
Dow Chemical Co. (The) 8.55%, 5/15/19		86	102,085
Eastman Chemical Co. 3.80%, 3/15/25		65	68,697
Glencore Funding LLC 4.125%, 5/30/23(a)		58	53,360
International Paper Co. 4.75%, 2/15/22		45	49,994
LyondellBasell Industries NV 5.75%, 4/15/24		200	238,041
Mosaic Co. (The) 5.625%, 11/15/43		53	58,784
Sociedad Quimica y Minera de Chile SA 3.625%, 4/03/23(a)		260	251,030
Vale Overseas Ltd. 6.875%, 11/21/36		40	36,400

			874,214

CAPITAL GOODS–0.2%
General Electric Co. Series D 5.00%, 1/21/21(b)		40	42,440
Owens Corning 6.50%, 12/01/16(c)		10	10,141
Yamana Gold, Inc. 4.95%, 7/15/24		81	79,688

			132,269

COMMUNICATIONS–MEDIA–3.0%
21st Century Fox America, Inc. 4.00%, 10/01/23		64	70,365
4.50%, 2/15/21		300	334,951
CBS Corp. 3.50%, 1/15/25		190	195,356
Charter Communications Operating LLC/Charter Communications Operating Capital 4.908%, 7/23/25		135	147,596
Cox Communications, Inc. 2.95%, 6/30/23(a)		51	49,150
Discovery Communications LLC 3.45%, 3/15/25		105	102,731
NBCUniversal Enterprise, Inc. 5.25%, 3/19/21(a)(b)		128	132,000
S&P Global, Inc. 4.40%, 2/15/26		127	142,539
TCI Communications, Inc. 7.875%, 2/15/26		115	164,796
Time Warner Cable, Inc. 4.125%, 2/15/21		200	211,728

Time Warner, Inc.
3.55%, 6/01/24	U.S.$	114	$121,113
7.625%, 4/15/31		69	94,643
Viacom, Inc. 3.875%, 4/01/24		53	53,832
5.625%, 9/15/19		60	66,139

			1,886,939

COMMUNICATIONS– TELECOMMUNICATIONS–2.4%
American Tower Corp. 5.05%, 9/01/20		260	289,102
AT&T, Inc. 3.40%, 5/15/25		270	276,185
3.80%, 3/15/22		57	60,552
4.45%, 4/01/24		206	226,313
Rogers Communications, Inc. 4.00%, 6/06/22	CAD	27	22,839
Telefonica Emisiones SAU 5.462%, 2/16/21	U.S.$	120	136,907
Verizon Communications, Inc. 3.50%, 11/01/24 393			417,968
3.85%, 11/01/42		89	83,701
4.862%, 8/21/46		40	43,724

			1,557,291

CONSUMER CYCLICAL– AUTOMOTIVE–1.2%
Ford Motor Credit Co. LLC 5.875%, 8/02/21		455	521,844
General Motors Co. 3.50%, 10/02/18		80	82,366
General Motors Financial Co., Inc. 3.10%, 1/15/19		110	112,371
3.25%, 5/15/18		9	9,187
4.00%, 1/15/25		23	23,272
4.30%, 7/13/25		30	30,779

			779,819

CONSUMER CYCLICAL– RETAILERS–0.7%
CVS Health Corp. 3.875%, 7/20/25		124	136,397
Kohl’s Corp. 5.55%, 7/17/45		95	88,479
Walgreens Boots Alliance, Inc. 3.80%, 11/18/24		195	206,599

			431,475

CONSUMER NON-CYCLICAL–4.4%
AbbVie, Inc. 3.60%, 5/14/25		97	101,640
Actavis Funding SCS 3.80%, 3/15/25		165	171,902
3.85%, 6/15/24		54	56,510
Altria Group, Inc. 2.625%, 1/14/20		195	202,711

3

INTERMEDIATE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)	AB Variable Products Series Fund

	Principal Amount (000)		U.S. $ Value

AstraZeneca PLC 6.45%, 9/15/37	U.S.$	50	$68,246
Baxalta, Inc. 5.25%, 6/23/45		75	81,347
Bayer US Finance LLC 3.375%, 10/08/24(a)		200	207,899
Becton Dickinson and Co. 3.734%, 12/15/24		85	91,557
Biogen, Inc. 4.05%, 9/15/25		144	155,009
Bunge Ltd. Finance Corp. 8.50%, 6/15/19		2	2,339
Celgene Corp. 3.875%, 8/15/25		155	165,333
Gilead Sciences, Inc. 3.65%, 3/01/26		69	75,084
Grupo Bimbo SAB de CV 3.875%, 6/27/24(a)		201	209,169
Kraft Heinz Foods Co. 2.80%, 7/02/20(a)		70	72,691
3.50%, 7/15/22(a)		94	99,834
Laboratory Corp. of America Holdings 3.60%, 2/01/25		60	62,277
Medtronic, Inc. 3.50%, 3/15/25		195	212,574
Newell Brands, Inc. 3.15%, 4/01/21		165	171,894
3.85%, 4/01/23		49	51,973
Perrigo Finance Unlimited Co. 3.50%, 12/15/21		200	205,827
Reynolds American, Inc. 5.85%, 8/15/45		44	56,220
Thermo Fisher Scientific, Inc. 4.15%, 2/01/24		78	85,129
Tyson Foods, Inc. 2.65%, 8/15/19		39	40,066
3.95%, 8/15/24		123	132,772

			2,780,003

ENERGY–3.6%
Encana Corp. 3.90%, 11/15/21		45	43,639
Energy Transfer Partners LP 7.50%, 7/01/38		149	164,511
EnLink Midstream Partners LP 5.05%, 4/01/45		125	102,139
Enterprise Products Operating LLC 3.70%, 2/15/26		161	167,546
5.20%, 9/01/20		55	61,880
Halliburton Co. 5.00%, 11/15/45		170	186,980
Husky Energy, Inc. 7.25%, 12/15/19		23	25,875

Kinder Morgan Energy Partners LP 3.95%, 9/01/22	U.S.$	321	$326,686
4.15%, 3/01/22		89	90,037
Noble Energy, Inc. 3.90%, 11/15/24		107	108,702
8.25%, 3/01/19		238	272,584
Plains All American Pipeline LP/PAA Finance Corp. 3.60%, 11/01/24		137	128,656
Schlumberger Holdings Corp. 3.625%, 12/21/22(a)		165	174,544
TransCanada PipeLines Ltd. 6.35%, 5/15/67		235	166,263
Valero Energy Corp. 6.125%, 2/01/20		177	199,765
Williams Partners LP 4.125%, 11/15/20		97	96,078

			2,315,885

OTHER INDUSTRIAL–0.3%
Hutchison Whampoa International 14 Ltd. 1.625%, 10/31/17(a)		200	200,912

SERVICES–0.1%
eBay, Inc. 3.80%, 3/09/22		45	47,816

TECHNOLOGY–1.9%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 5.45%, 6/15/23		160	166,012
Fidelity National Information Services, Inc. 3.50%, 4/15/23		24	24,919
5.00%, 10/15/25		2	2,270
Hewlett Packard Enterprise Co. 4.90%, 10/15/25(a)		170	177,620
HP, Inc. 4.65%, 12/09/21		107	115,706
KLA-Tencor Corp. 4.65%, 11/01/24		134	146,177
Lam Research Corp. 2.80%, 6/15/21		39	39,926
Micron Technology, Inc. 7.50%, 9/15/23		41	43,562
Motorola Solutions, Inc. 3.50%, 3/01/23		82	79,161
7.50%, 5/15/25		23	27,077
Seagate HDD Cayman 4.75%, 1/01/25		75	59,344
Tencent Holdings Ltd. 3.375%, 5/02/19(a)		205	212,652
Total System Services, Inc. 2.375%, 6/01/18		74	74,570
3.75%, 6/01/23		69	70,078

			1,239,074

			12,245,697

4

AB Variable Products Series Fund

	Principal Amount (000)		U.S. $ Value

FINANCIAL INSTITUTIONS–6.5%
BANKING–4.8%
Compass Bank 5.50%, 4/01/20	U.S.$	250	$269,450
Cooperatieve Rabobank UA 4.375%, 8/04/25		250	261,132
Credit Suisse Group Funding Guernsey Ltd. 4.55%, 4/17/26		255	264,532
Goldman Sachs Group, Inc. (The) 3.75%, 5/22/25		53	55,352
3.85%, 7/08/24		210	222,665
Series D 6.00%, 6/15/20		395	450,709
Mitsubishi UFJ Financial Group, Inc. 3.85%, 3/01/26		200	218,197
Morgan Stanley 5.625%, 9/23/19		143	158,660
Murray Street Investment Trust I 4.647%, 3/09/17		27	27,607
Nationwide Building Society 6.25%, 2/25/20(a)		230	263,579
Rabobank Capital Funding Trust III 5.254%, 10/21/16(a)(b)		90	89,662
Santander Issuances SAU 5.179%, 11/19/25		200	199,807
Standard Chartered PLC 6.409%, 1/30/17(a)(b)		100	90,000
UBS AG/Stamford CT 7.625%, 8/17/22		250	283,125
UBS Group Funding Jersey Ltd. 4.125%, 9/24/25(a)		200	207,342

			3,061,819

FINANCE–0.3%
Aviation Capital Group Corp. 7.125%, 10/15/20(a)		155	176,748

INSURANCE–1.1%
American International Group, Inc. 4.875%, 6/01/22		75	83,552
Hartford Financial Services Group, Inc. (The) 5.50%, 3/30/20		200	225,838
Lincoln National Corp. 8.75%, 7/01/19		113	133,670
MetLife, Inc. 10.75%, 8/01/39		85	132,132
Nationwide Mutual Insurance Co. 9.375%, 8/15/39(a)		55	83,619
Prudential Financial, Inc. 5.625%, 6/15/43		63	65,698

			724,509

REITS–0.3%
Host Hotels & Resorts LP Series D 3.75%, 10/15/23	U.S.$	6	$6,044
Welltower, Inc. 5.25%, 1/15/22		183	205,573

			211,617

			4,174,693

UTILITY–1.5%
ELECTRIC–1.0%
Berkshire Hathaway Energy Co. 6.125%, 4/01/36		170	225,426
CMS Energy Corp. 5.05%, 3/15/22		37	42,300
Constellation Energy Group, Inc. 5.15%, 12/01/20		64	71,227
Entergy Corp. 4.00%, 7/15/22		125	134,136
Exelon Corp. 5.10%, 6/15/45		45	51,711
Exelon Generation Co. LLC 4.25%, 6/15/22		78	83,192

			607,992

NATURAL GAS–0.5%
Talent Yield Investments Ltd. 4.50%, 4/25/22(a)		305	331,239

			939,231

Total Corporates–Investment Grade (cost $16,392,272)			17,359,621

MORTGAGE PASS-THROUGHS–18.4%
AGENCY FIXED RATE 15-YEAR–2.6%
Federal National Mortgage Association 2.50%, 7/01/31, TBA		1,038	1,073,903
3.50%, 1/12/30		543	576,401

			1,650,304

AGENCY FIXED RATE 30-YEAR–15.8%
Federal Home Loan Mortgage Corp. Gold 4.00%, 1/01/45		667	731,886
Series 2007 5.50%, 7/01/35		34	38,590
Series 2005 5.50%, 1/01/35		126	143,892
Federal National Mortgage Association 3.50%, 7/01/46, TBA		305	321,823
4.50%, 7/25/46, TBA		1,533	1,673,357
Series 2003 5.50%, 4/01/33-7/01/33		116	130,872

5

INTERMEDIATE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)	AB Variable Products Series Fund

	Principal Amount (000)		U.S. $ Value

Series 2004 5.50%, 4/01/34–11/01/34	U.S.$	104	$117,485
Series 2005 5.50%, 2/01/35		126	142,522
3.50%, 5/01/42–9/01/45		2,882	3,093,247
4.00%, 10/01/44–1/01/46		2,010	2,188,547
Government National Mortgage Association Series 1994 9.00%, 9/15/24		1	1,517
3.00%, 7/20/45		355	371,517
3.50%, 7/01/46, TBA		1,064	1,129,295

			10,084,550

Total Mortgage Pass-Throughs (cost $11,507,324)			11,734,854

ASSET-BACKED SECURITIES–14.5%
AUTOS–FIXED RATE–7.6%
Ally Auto Receivables Trust Series 2015-2, Class A3 1.49%, 11/15/19		174	175,261
Ally Master Owner Trust Series 2015-3, Class A 1.63%, 5/15/20		259	260,264
AmeriCredit Automobile Receivables Trust Series 2013-4, Class A3 0.96%, 4/09/18		1	1,304
ARI Fleet Lease Trust Series 2014-A, Class A2 0.81%, 11/15/22(a)		22	22,044
Avis Budget Rental Car Funding AESOP LLC Series 2013-2A, Class A 2.97%, 2/20/20(a)		288	295,234
Series 2016-1A, Class A 2.99%, 6/20/22		100	103,499
Bank of The West Auto Trust Series 2015-1, Class A3 1.31%, 10/15/19(a)		259	259,934
California Republic Auto Receivables Trust Series 2014-2, Class A4 1.57%, 12/16/19		122	122,347
Series 2015-2, Class A3 1.31%, 8/15/19		118	118,246
Capital Auto Receivables Asset Trust Series 2014-1, Class B 2.22%, 1/22/19		60	60,461
Chrysler Capital Auto Receivables Trust Series 2015-BA, Class A3 1.91%, 3/16/20(a)		168	170,201
CPS Auto Receivables Trust Series 2013-B, Class A 1.82%, 9/15/20(a)		74	73,769

Series 2014-B, Class A 1.11%, 11/15/18(a)	U.S.$	25	$24,622
Drive Auto Receivables Trust Series 2015-DA, Class A2A 1.23%, 6/15/18(a)		26	26,433
Series 2016-AA, Class A2A 1.50%, 3/15/18(a)		45	44,941
Enterprise Fleet Financing LLC Series 2014-2, Class A2 1.05%, 3/20/20(a)		102	101,834
Series 2015-1, Class A2 1.30%, 9/20/20(a)		194	193,642
Exeter Automobile Receivables Trust Series 2014-2A, Class A 1.06%, 8/15/18(a)		5	4,526
Fifth Third Auto Trust Series 2014-3, Class A4 1.47%, 5/17/21		165	165,574
Ford Credit Auto Lease Trust Series 2014-B, Class A3 0.89%, 9/15/17		62	62,064
Ford Credit Auto Owner Trust Series 2012-D, Class B 1.01%, 5/15/18		100	99,828
Series 2014-2, Class A 2.31%, 4/15/26(a)		257	264,175
Ford Credit Floorplan Master Owner Trust Series 2015-2, Class A1 1.98%, 1/15/22		198	201,155
Series 2016-1, Class A1 1.76%, 2/15/21		131	132,350
GM Financial Automobile Leasing Trust Series 2015-2, Class A3 1.68%, 12/20/18		232	233,869
GMF Floorplan Owner Revolving Trust Series 2015-1, Class A1 1.65%, 5/15/20(a)		128	128,634
Harley-Davidson Motorcycle Trust Series 2015-1, Class A3 1.41%, 6/15/20		137	137,518
Hertz Vehicle Financing LLC Series 2013-1A, Class A2 1.83%, 8/25/19(a)		485	485,205
Hyundai Auto Lease Securitization Trust Series 2015-A, Class A2 1.00%, 10/16/17(a)		84	84,074
Series 2015-B, Class A3 1.40%, 11/15/18(a)		126	126,500
Mercedes Benz Auto Lease Trust Series 2015-B, Class A3 1.34%, 7/16/18		128	128,315

6

AB Variable Products Series Fund

	Principal Amount (000)		U.S. $ Value

Nissan Auto Lease Trust Series 2015-A, Class A3 1.40%, 6/15/18	U.S.$	202	$202,771
Santander Drive Auto Receivables Trust Series 2015-3, Class A2A 1.02%, 9/17/18		40	40,325
Series 2015-4,Class A2A 1.20%, 12/17/18		61	60,806
TCF Auto Receivables Owner Trust Series 2015-1A, Class A2 1.02%, 8/15/18(a)		60	59,545
Westlake Automobile Receivables Trust Series 2015-3A, Class A2A 1.42%, 5/17/21(a)		88	88,234
Series 2016-2A, Class A2 1.57%, 6/17/19		88	88,104

			4,847,608

CREDIT CARDS–FIXED RATE– 2.8%
American Express Credit Account Master Trust Series 2014-2, Class A 1.26%, 1/15/20		161	161,610
Barclays Dryrock Issuance Trust
Series 2014-3, Class A 2.41%, 7/15/22		320	329,861
Series 2015-2, Class A 1.56%, 3/15/21		183	184,292
Discover Card Execution Note Trust Series 2015-A2, Class A 1.90%, 10/17/22		242	247,610
Synchrony Credit Card Master Note Trust
Series 2012-2, Class A 2.22%, 1/15/22		232	236,398
Series 2015-3, Class A 1.74%, 9/15/21		173	175,123
Series 2016-1, Class A 2.04%, 3/15/22		130	132,476
World Financial Network Credit Card Master Trust
Series 2012-B, Class A 1.76%, 5/17/21		190	191,208
Series 2015-B,Class A 2.55%, 6/17/24		113	117,575

			1,776,153

AUTOS–FLOATING RATE–1.7%
BMW Floorplan Master Owner Trust Series 2015-1A, Class A 0.931% (LIBOR 1 Month + 0.50%), 7/15/20(a)(d)		214	214,000
GE Dealer Floorplan Master Note Trust
Series 2014-1, Class A 0.812% (LIBOR 1 Month + 0.38%), 7/20/19(d)		120	119,719

Series 2015-1, Class A 0.932% (LIBOR 1 Month + 0.50%), 1/20/20(d)	U.S.$	227	$226,452
Hertz Fleet Lease Funding LP Series 2013-3, Class A 0.979% (LIBOR 1 Month + 0.55%), 12/10/27(a)(d)		48	48,071
Navistar Financial Dealer Note Master Trust Series 2014-1, Class A 1.203% (LIBOR 1 Month + 0.75%), 10/25/19(a)(d)		197	197,249
NCF Dealer Floorplan Master Trust Series 2014-1A, Class A 1.932% (LIBOR 1 Month + 1.50%), 10/20/20(a)(d)		197	197,000
Volkswagen Credit Auto Master Trust Series 2014-1A, Class A1 0.782% (LIBOR 1 Month + 0.35%), 7/22/19(a)(d)		70	69,141

			1,071,632

OTHER ABS–FIXED RATE–1.3%
Ascentium Equipment Receivables LLC
Series 2015-2A, Class A1 1.00%, 11/10/16(a)		8	7,591
Series 2016-1A, Class A2 1.75%, 11/13/18		50	50,093
CIT Equipment Collateral Series 2014-VT1, Class A2 0.86%, 5/22/17(a)		41	40,752
CNH Equipment Trust
Series 2014-B, Class A4 1.61%, 5/17/21		101	101,627
Series 2015-A, Class A4 1.85%, 4/15/21		134	135,271
Dell Equipment Finance Trust
Series 2015-1, Class A3 1.30%, 3/23/20(a)		119	118,988
Series 2015-2, Class A2A 1.42%, 12/22/17(a)		103	103,091
SBA Tower Trust 3.156%, 10/15/20(a)		147	149,021
Taco Bell Funding LLC Series 2016-1A, Class A2I 3.832%, 5/25/46		129	131,513

			837,947

CREDIT CARDS–FLOATING RATE–0.9%
Cabela’s Credit Card Master Note Trust Series 2014-1, Class A 0.781% (LIBOR 1 Month + 0.35%), 3/16/20(d)		205	203,937
Discover Card Execution Note Trust Series 2015-A1, Class A1 0.881% (LIBOR 1 Month + 0.35%), 8/17/20(d)		263	263,530

7

INTERMEDIATE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)	AB Variable Products Series Fund

	Principal Amount (000)		U.S. $ Value

World Financial Network Credit Card Master Trust Series 2015-A, Class A 0.911% (LIBOR 1 Month + 0.48%), 2/15/22(d)	U.S.$	150	$149,816

			617,283

HOME EQUITY LOANS–FIXED RATE–0.1%
Credit-Based Asset Servicing and Securitization LLC Series 2003-CB1, Class AF 3.95%, 1/25/33		71	71,882

HOME EQUITY LOANS–FLOATING RATE–0.1%
Asset Backed Funding Certificates Trust Series 2003-WF1, Class A2 1.561% (LIBOR 1 Month + 1.13%), 12/25/32(d)		35	33,755

Total Asset-Backed Securities (cost $9,186,878)			9,256,260

COMMERCIAL MORTGAGE-BACKED SECURITIES–11.9%
NON-AGENCY FIXED RATE CMBS–10.4%
Banc of America Commercial Mortgage Trust Series 2007-5, Class AM 5.772%, 2/10/51		78	80,127
Bear Stearns Commercial Mortgage Securities Trust Series 2006-PW13, Class AJ 5.611%, 9/11/41		108	108,197
Series 2006-PW14, Class A4 5.201%, 12/11/38		314	316,243
BHMS Mortgage Trust Series 2014-ATLS, Class AFX 3.601%, 7/05/33(a)		200	210,114
CGRBS Commercial Mortgage Trust Series 2013-VN05, Class A 3.369%, 3/13/35(a)		260	276,910
Citigroup Commercial Mortgage Trust Series 2012-GC8, Class D 4.877%, 9/10/45(a)		96	89,150
Series 2015-GC27, Class A5 3.137%, 2/10/48		144	150,786
Series 2016-C1, Class A4 3.209%, 5/10/49		192	201,839
COBALT CMBS Commercial Mortgage Trust Series 2007-C3, Class A4 5.767%, 5/15/46		157	161,559

Commercial Mortgage Trust Series 2006-C8, Class A1A 5.292%, 12/10/46	U.S.$	228	$230,598
Series 2006-C8, Class A4 5.306%, 12/10/46		139	140,119
Series 2007-GG9, Class A4 5.444%, 3/10/39		423	426,386
Series 2013-SFS, Class A1 1.873%, 4/12/35(a)		94	94,151
Credit Suisse Commercial Mortgage Trust Series 2007-C3, Class AM 5.699%, 6/15/39		95	95,961
CSAIL Commercial Mortgage Trust Series 2015-C3, Class A4 3.718%, 8/15/48		189	205,363
Series 2015-C4, Class A4 3.808%, 11/15/48		150	165,127
DBUBS Mortgage Trust Series 2011-LC1A, Class E 5.646%, 11/10/46(a)		100	105,615
GS Mortgage Securities Corp. II Series 2013-KING, Class A 2.706%, 12/10/27(a)		251	257,195
GS Mortgage Securities Trust
Series 2007-GG10, Class A4 5.794%, 8/10/45		113	115,616
Series 2013-G1, Class A2 3.557%, 4/10/31(a)		136	141,432
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2006-LDP8, Class AJ 5.48%, 5/15/45		76	75,679
Series 2006-LDP9, Class AM 5.372%, 5/15/47		76	75,369
Series 2007-LDPX, Class A1A 5.439%, 1/15/49		114	116,027
Series 2010-C2, Class A1 2.749%, 11/15/43(a)		4	4,488
Series 2011-C5, Class D 5.323%, 8/15/46(a)		100	101,501
Series 2012-C6, Class E 5.192%, 5/15/45(a)		132	124,937
JPMBB Commercial Mortgage Securities Trust Series 2015-C31, Class A3 3.801%, 8/15/48		206	227,722
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ 5.452%, 9/15/39		52	51,563
LSTAR Commercial Mortgage Trust Series 2016-4, Class A2 2.57%, 3/10/49		159	159,092

8

AB Variable Products Series Fund

	Principal Amount (000)		U.S. $ Value

Merrill Lynch Mortgage Trust Series 2006-C2, Class AJ 5.802%, 8/12/43	U.S.$	66	$65,551
ML-CFC Commercial Mortgage Trust
Series 2006-4, Class A1A 5.166%, 12/12/49		230	231,012
Series 2007-9, Class A4 5.70%, 9/12/49		1,049	1,090,726
UBS-Barclays Commercial Mortgage Trust
Series 2012-C3, Class A4 3.091%, 8/10/49		60	63,037
Series 2012-C4, Class A5 2.85%, 12/10/45		112	117,149
Wachovia Bank Commercial Mortgage Trust
Series 2006-C26, Class A1A 6.009%, 6/15/45		27	27,229
Series 2007-C32, Class A3 5.722%, 6/15/49		125	128,722
WF-RBS Commercial Mortgage Trust
Series 2013-C14, Class A5 3.337%, 6/15/46		233	249,666
Series 2014-C20, Class A2 3.036%, 5/15/47		125	130,556

			6,612,514

NON-AGENCY FLOATING RATE CMBS–1.5%
Banc of America Commercial Mortgage Trust Series 2007-4, Class A1A 5.774%, 2/10/51(c)		334	344,689
Commercial Mortgage Trust Series 2014-SAVA, Class A 1.577% (LIBOR 1 Month + 1.15%), 6/15/34(a)(d)		54	53,750
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2014-INN, Class A 1.351% (LIBOR 1 Month + 0.92%), 6/15/29(a)(d)		201	198,604
Series 2015-SGP, Class A 2.127% (LIBOR 1 Month + 1.70%), 7/15/36(a)(d)		138	138,259
Resource Capital Corp., Ltd. Series 2014-CRE2, Class A 1.48% (LIBOR 1 Month + 1.05%), 4/15/32(a)(d)		57	55,609
Starwood Retail Property Trust Series 2014-STAR, Class A 1.647% (LIBOR 1 Month + 1.22%), 11/15/27(a)(d)		196	193,726

			984,637

Total Commercial Mortgage-Backed Securities (cost $7,610,180)			7,597,151

GOVERNMENTS– TREASURIES–8.3%
UNITED KINGDOM–0.8%
United Kingdom Gilt 3.75%, 9/07/21(a)	GBP	320	$498,786

UNITED STATES–7.5%
U.S. Treasury Bonds
2.875%, 8/15/45	U.S.$	230	258,265
3.00%, 11/15/45		65	74,280
3.625%, 8/15/43–2/15/44		845	1,090,364
6.25%, 5/15/30		386	606,100
U.S. Treasury Notes
1.25%, 3/31/21		475	480,732
1.50%, 8/31/18		115	117,169
1.625%, 5/15/26		409	413,596
2.125%, 8/31/20		597	625,626
2.25%, 11/15/24–11/15/25		826	880,785
2.50%, 8/15/23		215	232,914

			4,779,831

Total Governments–Treasuries (cost $4,989,074)			5,278,617

COLLATERALIZED MORTGAGE OBLIGATIONS–7.1%
RISK SHARE FLOATING RATE–5.2%
Bellemeade Re II Ltd. Series 2016-1A, Class M2B 6.953% (LIBOR 1 Month + 6.50%), 4/25/26(d)		150	150,938
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2014-DN3, Class M2 2.827% (LIBOR 1 Month + 2.40%), 8/25/24(d)		229	230,551
Series 2014-DN4, Class M3 4.977% (LIBOR 1 Month + 4.55%), 10/25/24(d)		250	254,786
Series 2014-HQ3, Class M2 3.077% (LIBOR 1 Month + 2.65%), 10/25/24(d)		250	252,537
Series 2015-DNA1, Class M3 3.736% (LIBOR 1 Month + 3.30%), 10/25/27(d)		250	246,282
Series 2015-HQA1, Class M2 3.086% (LIBOR 1 Month + 2.65%), 3/25/28(d)		250	255,801
Series 2016-DNA2, Class M3 5.103% (LIBOR 1 Month + 4.65%), 10/25/28(d)		250	244,816
Federal National Mortgage Association Connecticut Avenue Securities
Series 2014-C03, Class 1M1 1.636% (LIBOR 1 Month + 1.20%), 7/25/24(d)		38	38,329

9

INTERMEDIATE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)	AB Variable Products Series Fund

	Principal Amount (000)		U.S. $ Value

Series 2014-C04, Class 1M2 5.336% (LIBOR 1 Month + 4.90%), 11/25/24(d)	U.S.$	169	$173,201
Series 2014-C04, Class 2M2 5.436% (LIBOR 1 Month + 5.00%), 11/25/24(d)		65	65,987
Series 2015-C01, Class 1M2 4.736% (LIBOR 1 Month + 4.30%), 2/25/25(d)		95	96,429
Series 2015-C01, Class 2M2 4.986% (LIBOR 1 Month + 4.55%), 2/25/25(d)		119	122,366
Series 2015-C02, Class 1M2 4.436% (LIBOR 1 Month + 4.00%), 5/25/25(d)		113	113,000
Series 2015-C02, Class 2M2 4.436% (LIBOR 1 Month + 4.00%), 5/25/25(d)		130	129,959
Series 2015-C03, Class 1M1 1.936% (LIBOR 1 Month + 1.50%), 7/25/25(d)		61	61,023
Series 2015-C03, Class 1M2 5.436% (LIBOR 1 Month + 5.00%), 7/25/25(d)		130	130,772
Series 2015-C03, Class 2M2 5.436% (LIBOR 1 Month + 5.00%), 7/25/25(d)		105	106,069
Series 2015-C04, Class 2M2 5.986% (LIBOR 1 Month + 5.55%), 4/25/28(d)		138	140,435
Series 2016-C01, Class 1M2 7.177% (LIBOR 1 Month + 6.75%), 8/25/28(d)		85	92,469
Series 2016-C01, Class 2M2 7.377% (LIBOR 1 Month + 6.95%), 8/25/28(d)		92	100,338
Series 2016-C02, Class 1M2 6.453% (LIBOR 1 Month + 6.00%), 9/25/28(d)		130	137,384
Series 2016-C03, Class 1M2 5.753% (LIBOR 1 Month + 5.30%), 10/25/28(d)		37	37,649
Series 2016-C03, Class 2M2 6.353% (LIBOR 1 Month + 5.90%), 10/25/28(d)		83	86,118
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2 5.686% (LIBOR 1 Month + 5.25%), 11/25/25(d)(e)		48	47,488
Series 2015-WF1, Class 2M2 5.936% (LIBOR 1 Month + 5.50%), 11/25/25(d)(e)		21	20,251

			3,334,978

NON-AGENCY FIXED RATE–1.5%
Alternative Loan Trust Series 2005-20CB, Class 3A6 5.50%, 7/25/35		27	24,507

Series 2005-57CB, Class 4A3 5.50%, 12/25/35	U.S.$	61	$50,380
Series 2006-23CB, Class 1A7 6.00%, 8/25/36		36	31,478
Series 2006-24CB, Class A16 5.75%, 6/25/36		101	77,563
Series 2006-28CB, Class A14 6.25%, 10/25/36		69	53,706
Series 2006-9T1, Class A1 5.75%, 5/25/36		43	31,079
Series 2006-J1, Class 1A13 5.50%, 2/25/36		61	49,845
Series 2007-2CB, Class 2A4 5.75%, 3/25/37		56	44,786
Chase Mortgage Finance Trust Series 2007-S5, Class 1A17 6.00%, 7/25/37		33	27,150
Citigroup Mortgage Loan Trust, Inc. Series 2005-2, Class 1A4 2.628%, 5/25/35		78	72,753
Countrywide Home Loan Mortgage Pass-Through Trust Series 2006-10, Class 1A8 6.00%, 5/25/36		52	43,683
Series 2006-13, Class 1A18 6.25%, 9/25/36		76	63,098
Series 2006-13, Class 1A19 6.25%, 9/25/36		28	22,744
Series 2007-HYB2, Class 3A1 2.819%, 2/25/47		125	95,386
First Horizon Alternative Mortgage Securities Trust Series 2006-FA3, Class A9 6.00%, 7/25/36		95	73,534
JP Morgan Alternative Loan Trust Series 2006-A3, Class 2A1 2.723%, 7/25/36		196	160,144
JP Morgan Mortgage Trust Series 2007-S3, Class 1A8 6.00%, 8/25/37		46	40,010
Wells Fargo Mortgage Backed Securities Trust Series 2007-8, Class 2A5 5.75%, 7/25/37		35	34,381

			996,227

NON-AGENCY FLOATING RATE–0.3%
Deutsche Alt-A Securities Mortgage Loan Trust Series 2006-AR4, Class A2 0.626% (LIBOR 1 Month + 0.19%), 12/25/36(d)		181	107,140
HomeBanc Mortgage Trust Series 2005-1, Class A1 0.686% (LIBOR 1 Month + 0.25%), 3/25/35(d)		78	65,521

			172,661

10

AB Variable Products Series Fund

	Principal Amount (000)		U.S. $ Value

AGENCY FIXED RATE–0.1%
Federal National Mortgage Association Grantor Trust Series 2004-T5, Class AB4 0.898%, 5/28/35	U.S.$	50	$43,316

			43,316

Total Collateralized Mortgage Obligations (cost $4,673,079)			4,547,182

INFLATION-LINKED SECURITIES–6.1%
UNITED STATES–6.1%
U.S. Treasury Inflation Index 0.125%, 4/15/19 (TIPS)		2,471	2,522,863
0.25%, 1/15/25 (TIPS)		632	641,892
0.375%, 7/15/25 (TIPS)		712	733,335

Total Inflation-Linked Securities (cost $3,850,853)			3,898,090

CORPORATES– NON-INVESTMENT GRADE–5.3%
INDUSTRIAL–3.1%
BASIC–0.1%
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc. 6.50%, 11/15/20		31	31,066
Novelis, Inc. 8.375%, 12/15/17		18	18,405

			49,471

CAPITAL GOODS–0.1%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu 5.75%, 10/15/20		65	67,112

COMMUNICATIONS– MEDIA–0.8%
Arqiva Broadcast Finance PLC 9.50%, 3/31/20(a)	GBP	100	141,906
CCO Holdings LLC/CCO Holdings Capital Corp. 5.50%, 5/01/26	U.S.$	63	63,945
CSC Holdings LLC 8.625%, 2/15/19		29	31,990
Quebecor Media, Inc. 5.75%, 1/15/23		75	76,125
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.50%, 1/15/23(a)		200	201,000

			514,966

COMMUNICATIONS– TELECOMMUNICATIONS–0.6%
Numericable-SFR SA 5.375%, 5/15/22(a)	EUR	120	$134,981
Sprint Capital Corp. 6.90%, 5/01/19	U.S.$	210	200,550
Windstream Services LLC 6.375%, 8/01/23		80	67,200

			402,731

CONSUMER CYCLICAL– OTHER–0.1%
KB Home 4.75%, 5/15/19		63	63,158

CONSUMER CYCLICAL–RETAILERS–0.2%
CST Brands, Inc. 5.00%, 5/01/23		75	76,125
Hanesbrands, Inc. 4.625%, 5/15/24		39	39,097

			115,222

CONSUMER NON-CYCLICAL–0.3%
First Quality Finance Co., Inc. 4.625%, 5/15/21(a)		85	80,325
Voyage Care Bondco PLC 6.50%, 8/01/18(a)	GBP	100	127,441

			207,766

ENERGY–0.6%
Cenovus Energy, Inc. 3.00%, 8/15/22	U.S.$	12	10,954
5.70%, 10/15/19		36	38,078
Diamond Offshore Drilling, Inc. 4.875%, 11/01/43		68	48,449
ONEOK, Inc. 4.25%, 2/01/22		203	186,760
SM Energy Co. 6.50%, 1/01/23		9	8,370
Transocean, Inc. 6.50%, 11/15/20		75	66,653

			359,264

TECHNOLOGY–0.2%
Advanced Micro Devices, Inc. 6.75%, 3/01/19		59	56,640
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 7.125%, 6/15/24		69	72,065

			128,705

TRANSPORTATION– SERVICES–0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.25%, 3/15/25(a)		52	47,060

			1,955,455

11

INTERMEDIATE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)	AB Variable Products Series Fund

	Principal Amount (000)		U.S. $ Value

FINANCIAL INSTITUTIONS–1.8%
BANKING–1.4%
Bank of America Corp.
Series Z 6.50%, 10/23/24(b)	U.S.$	49	$52,185
Barclays Bank PLC 6.86%, 6/15/32(a)(b)		29	32,480
7.75%, 4/10/23		200	206,500
Intesa Sanpaolo SpA 5.017%, 6/26/24(a)		202	184,930
Lloyds Banking Group PLC 7.50%, 6/27/24(b)		200	195,500
Royal Bank of Scotland PLC (The) 9.50%, 3/16/22(a)		12	12,478
UniCredit Luxembourg Finance SA 6.00%, 10/31/17(a)		190	198,172

			882,245

FINANCE–0.4%
AerCap Aviation Solutions BV 6.375%, 5/30/17		200	206,500
International Lease Finance Corp. 5.875%, 4/01/19		55	58,644

			265,144

			1,147,389

UTILITY–0.3%
ELECTRIC–0.3%
AES Corp./VA 7.375%, 7/01/21		70	78,925
NRG Energy, Inc. 7.875%, 5/15/21		43	44,505
Series WI 6.25%, 5/01/24		54	51,401

			174,831

NON CORPORATE SECTORS–0.1%
AGENCIES–NOT GOVERNMENT GUARANTEED–0.1%
NOVA Chemicals Corp. 5.25%, 8/01/23(a)		74	74,370

Total Corporates–Non-Investment Grade (cost $3,539,011)			3,352,045

AGENCIES–2.5%
AGENCY DEBENTURES–2.5%
Residual Funding Corp. Principal Strip Zero Coupon, 7/15/20 (cost $1,434,857)		1,677	1,600,978

GOVERNMENTS– SOVEREIGN AGENCIES–1.0%
BRAZIL–0.2%
Petrobras Global Finance BV 5.75%, 1/20/20	U.S.$	147	$142,017

COLOMBIA–0.1%
Ecopetrol SA 5.875%, 5/28/45		57	49,519

GERMANY–0.1%
Landwirtschaftliche Rentenbank 5.125%, 2/01/17		70	71,777

ISRAEL–0.3%
Israel Electric Corp. Ltd. Series 6 5.00%, 11/12/24(a)		200	213,500

UNITED KINGDOM–0.3%
Royal Bank of Scotland Group PLC 7.50%, 8/10/20(b)		200	183,000

Total Governments–Sovereign Agencies (cost $673,334)			659,813

EMERGING MARKETS–TREASURIES–1.0%
BRAZIL–1.0%
Brazil Notas do Tesouro Nacional Series F 10.00%, 1/01/17–1/01/27 (cost $644,655)	BRL	2,170	628,340

LOCAL GOVERNMENTS–MUNICIPAL BONDS–0.5%
UNITED STATES–0.5%
State of California Series 2010 7.625%, 3/01/40 (cost $203,154)	U.S.$	200	316,150

GOVERNMENTS– SOVEREIGN BONDS–0.4%
MEXICO–0.1%
Mexico Government International Bond Series E 5.95%, 3/19/19		42	46,914

QATAR–0.3%
Qatar Government International Bond 2.375%, 6/02/21		200	202,000

Total Governments–Sovereign Bonds (cost $244,151)			248,914

QUASI-SOVEREIGNS–0.3%
QUASI-SOVEREIGN BONDS–0.3%
CHILE–0.3%
Empresa de Transporte de Pasajeros Metro SA 4.75%, 2/04/24(a) (cost $208,729)		210	223,141

12

AB Variable Products Series Fund

Company	Shares		U.S. $ Value

PREFERRED STOCKS–0.2%
FINANCIAL INSTITUTIONS–0.2%
REITS–0.2%
Sovereign Real Estate Investment Trust 12.00%(a) (cost $87,658)		93	$118,110

	Principal Amount (000)
EMERGING MARKETS–CORPORATE BONDS–0.1%
INDUSTRIAL–0.1%
CAPITAL GOODS–0.1%
Odebrecht Finance Ltd. 7.125%, 6/26/42(a) (cost $58,510)	U.S.$	200	86,000

	Principal Amount (000)		U.S. $ Value

SHORT-TERM INVESTMENTS–1.1%
TIME DEPOSIT–1.1%
State Street Time Deposit 0.01%, 7/01/16 (cost $698,213)	U.S.$	698	$698,213

TOTAL INVESTMENTS–105.9% (cost $66,001,932)			67,603,479
Other assets less liabilities–(5.9)%			(3,781,462)

NET ASSETS–100.0%			$63,822,017

FUTURES (see Note D)

Type	Number of Contracts	Expiration Month	Original Value	Value at June 30, 2016	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 5 Yr (CBT) Futures	92	September 2016	$11,038,105	$11,239,094	$200,989
U.S. Ultra Bond (CBT) Futures	18	September 2016	3,151,327	3,354,750	203,423

Sold Contracts
Euro-BOBL Futures	16	September 2016	2,349,097	2,372,201	(23,104)
U.S. T-Note 2 Yr (CBT) Futures	10	September 2016	2,177,954	2,193,281	(15,327)
U.S. T-Note 10 Yr (CBT) Futures	25	September 2016	3,241,172	3,324,610	(83,438)

					$282,543

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	160	INR	10,742	7/15/16	$(689)
Deutsche Bank AG	MYR	1,011	USD	259	7/15/16	5,754
Goldman Sachs Bank USA	BRL	1,024	USD	319	7/05/16	248
Goldman Sachs Bank USA	USD	306	BRL	1,024	7/05/16	12,916
Goldman Sachs Bank USA	USD	248	MYR	1,013	7/15/16	5,860
Goldman Sachs Bank USA	BRL	1,024	USD	303	8/02/16	(12,504)
Goldman Sachs Bank USA	BRL	1,082	USD	235	1/04/17	(83,800)
HSBC Bank USA	GBP	848	USD	1,225	7/21/16	96,346
Morgan Stanley & Co., Inc.	USD	129	INR	8,722	7/15/16	(2)
Standard Chartered Bank	BRL	1,024	USD	282	7/05/16	(36,816)
Standard Chartered Bank	USD	319	BRL	1,024	7/05/16	(248)
Standard Chartered Bank	SGD	710	USD	525	7/15/16	(2,288)
Standard Chartered Bank	TWD	16,796	USD	515	8/05/16	(7,608)

13

INTERMEDIATE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)	AB Variable Products Series Fund

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	EUR	401	USD	453	7/20/16	$7,892
State Street Bank & Trust Co.	USD	96	EUR	86	7/20/16	(558)
State Street Bank & Trust Co.	USD	369	GBP	267	7/21/16	(13,584)
State Street Bank & Trust Co.	USD	305	MXN	5,779	8/04/16	10,474
State Street Bank & Trust Co.	AUD	467	USD	348	8/12/16	(396)
State Street Bank & Trust Co.	CAD	413	USD	320	9/08/16	1,154
State Street Bank & Trust Co.	CAD	392	USD	302	9/08/16	(1,552)

						$(19,401)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS (see Note D)

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at June 30, 2016	Notional Amount (000)	Market Value	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Morgan Stanley & Co., LLC/(INTRCONX)
CDX-NAHY Series 25, 5 Year Index, 12/20/20*	5.00%	3.99%	$849	$34,954	$32,920

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

				Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)	AUD	4,720	3/11/17	2.140%	3 Month BBSW	$(5,650)
Morgan Stanley & Co., LLC/(CME Group)		4,100	6/09/17	2.218%	3 Month BBSW	(10,370)
Morgan Stanley & Co., LLC/(CME Group)		2,250	10/30/17	1.915%	3 Month BBSW	(1,241)
Morgan Stanley & Co., LLC/(CME Group)		3,820	4/27/18	2.213%	3 Month BBSW	(20,801)
Morgan Stanley & Co., LLC/(CME Group)	NOK	37,710	5/12/18	0.954%	6 Month NIBOR	(2,331)
Morgan Stanley & Co., LLC/(CME Group)		12,420	5/19/18	1.007%	6 Month NIBOR	(2,209)
Morgan Stanley & Co., LLC/(CME Group)	USD	530	1/14/24	2.980%	3 Month LIBOR	(75,556)
Morgan Stanley & Co., LLC/(CME Group)		650	4/28/24	2.817%	3 Month LIBOR	(80,978)
Morgan Stanley & Co., LLC/(CME Group)	AUD	720	3/11/25	6 Month BBSW	2.973%	35,529
Morgan Stanley & Co., LLC/(CME Group)		440	6/09/25	6 Month BBSW	3.384%	32,756
Morgan Stanley & Co., LLC/(CME Group)	USD	740	11/10/25	2.256%	3 Month LIBOR	(62,909)

14

AB Variable Products Series Fund

				Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)	NOK	4,680	5/12/26	6 Month NIBOR	1.556%	$12,175
Morgan Stanley & Co., LLC/(CME Group)	USD	420	6/28/26	1.460%	3 Month LIBOR	(3,303)

						$(184,888)

CREDIT DEFAULT SWAPS (see Note D)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at June 30, 2016	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citibank, NA
Advanced Micro Devices, Inc., 7.75%, 8/01/20, 3/20/19*	(5.00)%	5.90%	$58	$1,337	$2,821	$(1,484)
Sprint Communications, Inc., 8.375%, 8/15/17, 6/20/19*	(5.00)	7.33	98	5,753	(3,577)	9,330
Sprint Communications, Inc., 8.375%, 8/15/17, 6/20/19*	(5.00)	7.33	112	6,574	(4,239)	10,813

Sale Contracts
Credit Suisse International
Anadarko Petroleum Corp., 5.95%, 9/15/16, 9/20/17*	1.00	0.78	270	288	(2,321)	2,609
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	4.41	94	(6,925)	(6,569)	(356)
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	4.41	28	(2,063)	(2,091)	28
Deutsche Bank AG
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	4.41	132	(9,361)	(9,993)	632

				$(4,397)	$(25,969)	$21,572

*	Termination date

INTEREST RATE SWAPS (see Note D)

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA	$1,390	1/30/17	1.059%	3 Month LIBOR		$(7,809)

15

INTERMEDIATE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)	AB Variable Products Series Fund

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, the aggregate market value of these securities amounted to $11,101,622 or 17.4% of net assets.

(b)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.

(c)	Variable rate coupon, rate shown as of June 30, 2016.

(d)	Floating Rate Security. Stated interest rate was in effect at June 30, 2016.

(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.10% of net assets as of June 30, 2016, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2 5.686%, 11/25/25	09/28/15	$48,010	$47,488	0.07%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 2M2 5.936%, 11/25/25	09/28/15	20,554	20,251	0.03%

Currency Abbreviations:

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

EUR—Euro

GBP—Great British Pound

INR—Indian Rupee

MXN—Mexican Peso

MYR—Malaysian Ringgit

NOK—Norwegian Krone

SGD—Singapore Dollar

TWD—New Taiwan Dollar

USD—United States Dollar

Glossary:

ABS—Asset-Backed Securities

BBSW—Bank Bill Swap Reference Rate (Australia)

BOBL—Bundesobligationen

CBT—Chicago Board of Trade

CDX-CMBX.NA—North American Commercial Mortgage-Backed Index

CDX-NAHY—North American High Yield Credit Default Swap Index

CMBS—Commercial Mortgage-Backed Securities

CME—Chicago Mercantile Exchange

INTRCONX—Inter-Continental Exchange

LIBOR—London Interbank Offered Rates

NIBOR—Norwegian Interbank Offered Rate

REIT—Real Estate Investment Trust

TBA—To Be Announced

TIPS—Treasury Inflation Protected Security

See notes to financial statements.

16

INTERMEDIATE BOND PORTFOLIO
STATEMENT OF ASSETS & LIABILITIES
June 30, 2016 (unaudited)	AB Variable Products Series Fund

ASSETS
Investments in securities, at value (cost $66,001,932)	$67,603,479
Cash	116
Cash collateral due from broker	314,378
Foreign currencies, at value (cost $582)	596
Interest and dividends receivable	396,055
Receivable for investment securities sold	277,727
Unrealized appreciation on forward currency exchange contracts	140,644
Unrealized appreciation on credit default swaps	23,412
Receivable for capital stock sold	19,689
Upfront premium paid on credit default swaps	2,821
Receivable for variation margin on exchange-traded derivatives	2,725

Total assets	68,781,642

LIABILITIES
Payable for investment securities purchased	4,595,689
Unrealized depreciation on forward currency exchange contracts	160,045
Payable for capital stock redeemed	38,240
Upfront premium received on credit default swaps	28,790
Advisory fee payable	23,441
Administrative fee payable	11,625
Payable for variation margin on exchange-traded derivatives	9,100
Unrealized depreciation on interest rate swaps	7,809
Distribution fee payable	3,411
Unrealized depreciation on credit default swaps	1,840
Transfer Agent fee payable	112
Accrued expenses	79,523

Total liabilities	4,959,625

NET ASSETS	$63,822,017

COMPOSITION OF NET ASSETS
Capital stock, at par	$5,692
Additional paid-in capital	58,255,769
Undistributed net investment income	2,698,239
Accumulated net realized gain on investment and foreign currency transactions	1,134,172
Net unrealized appreciation on investments and foreign currency denominated assets and liabilities	1,728,145

$63,822,017

Net Asset Value Per Share—1 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value
A	$47,151,713	4,192,242	$11.25
B	$16,670,304	1,499,417	$11.12

See notes to financial statements.

17

INTERMEDIATE BOND PORTFOLIO
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2016 (unaudited)	AB Variable Products Series Fund

INVESTMENT INCOME
Interest	$1,181,911
Dividends	8,337

1,190,248

EXPENSES
Advisory fee (see Note B)	144,236
Distribution fee—Class B	20,911
Transfer agency—Class A	1,658
Transfer agency—Class B	582
Custodian	72,006
Audit and tax	37,624
Administrative	24,077
Legal	14,727
Printing	12,538
Directors’ fees	10,665
Miscellaneous	2,852

Total expenses	341,876

Net investment income	848,372

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions	137,919
Futures	389,048
Swaps	(98,357)
Foreign currency transactions	(72,268)
Net change in unrealized appreciation/depreciation of:
Investments	2,199,461
Futures	261,150
Swaps	(34,191)
Foreign currency denominated assets and liabilities	(48,867)

Net gain on investment and foreign currency transactions	2,733,895

NET INCREASE IN NET ASSETS FROM OPERATIONS	$3,582,267

See notes to financial statements.

18

INTERMEDIATE BOND PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS	AB Variable Products Series Fund

	Six Months Ended June 30, 2016 (unaudited)		Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$848,372		$1,704,463
Net realized gain on investment and foreign currency transactions	356,342		1,313,401
Net change in unrealized appreciation/depreciation of investments and foreign currency denominated assets and liabilities	2,377,553		(2,946,458)

Net increase in net assets from operations	3,582,267		71,406
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income
Class A	–0	–	(1,846,751)
Class B	–0	–	(628,301)
Net realized gain on investment transactions
Class A	–0	–	(1,514,588)
Class B	–0	–	(559,008)
CAPITAL STOCK TRANSACTIONS
Net decrease	(4,995,710)		(6,615,195)

Total decrease	(1,413,443)		(11,092,437)
NET ASSETS
Beginning of period	65,235,460		76,327,897

End of period (including undistributed net investment income of $2,698,239 and $1,849,867, respectively)	$63,822,017		$65,235,460

See notes to financial statements.

19

INTERMEDIATE BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2016 (unaudited)	AB Variable Products Series Fund

NOTE A: Significant Accounting Policies

The AB Intermediate Bond Portfolio (the “Portfolio”), is a series of AB Variable Products Series Fund, Inc. (the “Fund”). The Portfolio’s investment objective is to generate income and price appreciation without assuming what the Adviser considers undue risk. The Portfolio is diversified as defined under the Investment Company Act of 1940. The Fund was incorporated in the State of Maryland on November 17, 1987, as an open-end series investment company. The Fund offers sixteen separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio’s net asset value per share.

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, AllianceBernstein L.P. (the “Adviser”) will have discretion to determine the best valuation (e.g. last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Such factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Portfolio may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Portfolio values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign

20

AB Variable Products Series Fund

markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

21

INTERMEDIATE BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2016:

	Level 1		Level 2		Level 3		Total
Investments in Securities:
Assets:
Corporates—Investment Grade	$–0	–	$17,359,621		$–0	–	$17,359,621
Mortgage Pass-Throughs	–0	–	11,734,854		–0	–	11,734,854
Asset-Backed Securities	–0	–	8,870,089		386,171		9,256,260
Commercial Mortgage-Backed Securities	–0	–	6,220,071		1,377,080		7,597,151
Governments—Treasuries	–0	–	5,278,617		–0	–	5,278,617
Collateralized Mortgage Obligations	–0	–	4,396,244		150,938		4,547,182
Inflation-Linked Securities	–0	–	3,898,090		–0	–	3,898,090
Corporates—Non-Investment Grade	–0	–	3,352,045		–0	–	3,352,045
Agencies	–0	–	1,600,978		–0	–	1,600,978
Governments—Sovereign Agencies	–0	–	659,813		–0	–	659,813
Emerging Markets—Treasuries	–0	–	628,340		–0	–	628,340
Local Governments—Municipal Bonds	–0	–	316,150		–0	–	316,150
Governments—Sovereign Bonds	–0	–	248,914		–0	–	248,914
Quasi-Sovereigns	–0	–	223,141		–0	–	223,141
Preferred Stocks	–0	–	118,110		–0	–	118,110
Emerging Markets—Corporate Bonds	–0	–	86,000		–0	–	86,000
Short-Term Investments	–0	–	698,213		–0	–	698,213

Total Investments in Securities	–0	–	65,689,290		1,914,189		67,603,479
Other Financial Instruments(a):
Assets:
Futures	404,412		–0	–	–0	–	404,412	(b)
Forward Currency Exchange Contracts	–0	–	140,644		–0	–	140,644
Centrally Cleared Credit Default Swaps	–0	–	32,920		–0	–	32,920	(b)
Centrally Cleared Interest Rate Swaps	–0	–	80,460		–0	–	80,460	(b)
Credit Default Swaps	–0	–	23,412		–0	–	23,412
Liabilities:
Futures	(121,869)		–0	–	–0	–	(121,869	)(b)
Forward Currency Exchange Contracts	–0	–	(160,045)		–0	–	(160,045)
Centrally Cleared Interest Rate Swaps	–0	–	(265,348)		–0	–	(265,348	)(b)
Credit Default Swaps	–0	–	(1,840)		–0	–	(1,840)
Interest Rate Swaps	–0	–	(7,809)		–0	–	(7,809)

Total(c)	$282,543		$65,531,684		$1,914,189		$67,728,416

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.

(b)	Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative appreciation/(depreciation) of exchange-traded derivatives as reported in the portfolio of investments.

(c)	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

22

AB Variable Products Series Fund

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Asset- Backed Securities		Commercial Mortgage- Backed Securities		Collateralized Mortgage Obligations
Balance as of 12/31/15	$1,050,365		$742,820		$3,618,583
Accrued discounts/(premiums)	19		(789)		–0	–
Realized gain (loss)	46		(231)		40,229
Change in unrealized appreciation/depreciation	6,944		(10,218)		938
Purchases/Payups	129,000		648,563		150,000
Sales/Paydowns	(8,275)		(3,065)		(40,230)
Transfers in to Level 3	–0	–	–0	–	–0	–
Transfers out of Level 3	(791,928)		–0	–	(3,618,582)

Balance as of 6/30/16	$386,171		$1,377,080		$150,938

Net change in unrealized appreciation/depreciation from investments held as of 6/30/16(b)	$6,944		$(10,218)		$938

	Total
Balance as of 12/31/15	$5,411,768
Accrued discounts/(premiums)	(770)
Realized gain (loss)	40,044
Change in unrealized appreciation/depreciation	(2,336)
Purchases/Payups	927,563
Sales/Paydowns	(51,570)
Transfers in to Level 3	–0	–
Transfers out of Level 3	(4,410,510	)(a)

Balance as of 6/30/16	$1,914,189

Net change in unrealized appreciation/depreciation from investments held as of 6/30/16(b)	$(2,336)

(a)	An amount of $4,410,510 was transferred out of Level 3 into Level 2 due to increase in observability of inputs during the reporting period.

(b)	The unrealized appreciation/depreciation is included in net change in unrealized appreciation/depreciation on investments and other financial instruments in the accompanying statement of operations.

As of June 30, 2016, all Level 3 securities were priced i) by third party vendors, or ii) using prior transaction prices, which approximates fair value.

The Adviser established the Committee to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due

23

INTERMEDIATE BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

diligence meetings, review of methodologies, new developments and processes at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolio’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolio’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Portfolio is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income.

6. Class Allocations

All income earned and expenses incurred by the Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Fund are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B: Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Portfolio pays the Adviser an advisory fee at an annual rate of .45% of the first $2.5 billion, ..40% of the next $2.5 billion and .35% in excess of $5 billion, of the Portfolio’s average daily net assets. The fee is accrued daily and paid monthly.

24

AB Variable Products Series Fund

Pursuant to the investment advisory agreement, the Portfolio may reimburse the Adviser for certain legal and accounting services provided to the Portfolio by the Adviser. For the six months ended June 30, 2016, the reimbursement for such services amounted to $24,077.

The Portfolio compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation retained by ABIS amounted to $569 for the six months ended June 30, 2016.

NOTE C: Distribution Plan

The Portfolio has adopted a Distribution Plan (the “Plan”) for Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Portfolio pays distribution and servicing fees to AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, at an annual rate of up to .50% of the Portfolio’s average daily net assets attributable to Class B shares. The fees are accrued daily and paid monthly. The Board currently limits payments under the Plan to .25% of the Portfolio’s average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio’s Class B shares. Since the Distributor’s compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the “compensation” variety.

In the event that the Plan is terminated or not continued, no distribution or servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio’s shares.

NOTE D: Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2016 were as follows:

	Purchases	Sales
Investment securities (excluding U.S. government securities)	$5,937,144	$5,669,849
U.S. government securities	29,595,853	27,121,926

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding futures, swaps and foreign currency transactions) are as follows:

Gross unrealized appreciation	$2,450,676
Gross unrealized depreciation	(849,129)

Net unrealized appreciation	$1,601,547

1. Derivative Financial Instruments

The Portfolio may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Portfolio, as well as the methods in which they may be used are:

•	Futures

The Portfolio may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. The Portfolio bears the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Portfolio may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

25

INTERMEDIATE BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

At the time the Portfolio enters into futures, the Portfolio deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is effected. Such amount is shown as cash collateral due from broker on the statement of assets and liabilities. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Use of long futures subjects the Portfolio to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures. Use of short futures subjects the Portfolio to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of futures can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

During the six months ended June 30, 2016, the Portfolio held futures for hedging and non-hedging purposes.

•	Forward Currency Exchange Contracts

The Portfolio may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Portfolio. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the six months ended June 30, 2016, the Portfolio held forward currency exchange contracts for hedging and non-hedging purposes.

•	Option Transactions

For hedging and investment purposes, the Portfolio may purchase and write (sell) put and call options on U.S. and foreign securities, including government securities, and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets. Among other things, the Portfolio may use options transactions for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions” and may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, for hedging and investment purposes.

The risk associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from written options which expire unexercised are recorded by the Portfolio on the expiration date as realized gains from options written. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the

26

AB Variable Products Series Fund

Portfolio has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Portfolio. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

During the six months ended June 30, 2016, the Portfolio held written options for non-hedging purposes.

For the six months ended June 30, 2016, the Portfolio had the following transactions in written options:

	Number of Contracts		Premiums Received
Options written outstanding as of 12/31/15	–0	–	$–0	–
Options written	56,742,000		2,531
Options assigned	(56,742,000)		(2,531)
Options expired	–0	–	–0	–
Options bought back	–0	–	–0	–
Options exercised	–0	–	–0	–

Options written outstanding as of 06/30/16	–0	–	$–0	–

•	Swaps

The Portfolio may enter into swaps to hedge its exposure to interest rates, credit risk, or currencies. The Portfolio may also enter into swaps for non-hedging purposes as a means of gaining market exposures, including by making direct investments in foreign currencies, as described below under “Currency Transactions”. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Portfolio in accordance with the terms of the respective swaps to provide value and recourse to the Portfolio or its counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Portfolio, and/or the termination value at the end of the contract. Therefore, the Portfolio considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities. The Portfolio accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swaps on the statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swaps. Upfront premiums paid or received are recognized as cost or proceeds on the statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss) from swaps on the statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation/depreciation of swaps on the statement of operations.

Certain standardized swaps, including certain interest rate swaps and credit default swaps, are (or soon will be) subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

At the time the Portfolio enters into a centrally cleared swap, the Portfolio deposits and maintains as collateral an initial margin with the broker, as required by the clearinghouse on which the transaction is effected. Such amount is

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INTERMEDIATE BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

shown as cash collateral due from broker on the statement of assets and liabilities. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. Risks may arise from the potential of a counterparty to meet the terms of the contract. The credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each centrally cleared swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Interest Rate Swaps:

The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swaps. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional amount. The Portfolio may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional amount.

In addition, the Portfolio may also enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its portfolio, or protecting against an increase in the price of securities the Portfolio anticipates purchasing at a later date. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) computed based on a contractually-based principal (or “notional”) amount. Interest rate swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments).

During the six months ended June 30, 2016, the Portfolio held interest rate swaps for hedging and non-hedging purposes.

Inflation (CPI) Swaps:

Inflation swaps are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swaps may be used to protect the net asset value, or NAV, of a Portfolio against an unexpected change in the rate of inflation measured by an inflation index since the value of these agreements is expected to increase if unexpected inflation increases.

During the six months ended June 30, 2016, the Portfolio held inflation (CPI) swaps for hedging purposes.

Credit Default Swaps:

The Portfolio may enter into credit default swaps, including to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults by corporate and sovereign issuers held by the Portfolio, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. The Portfolio may purchase credit protection (“Buy Contract”) or provide credit protection (“Sale Contract”) on the referenced obligation of the credit default swap. During the term of the swap, the Portfolio receives/(pays) fixed payments from/(to) the respective counterparty, calculated at the agreed upon rate applied to the notional amount. If the Portfolio is a buyer/(seller) of protection and a credit event occurs, as defined under the terms of the swap, the Portfolio will either (i) receive from the seller/(pay to the buyer) of protection an amount equal to the notional amount of the swap (the “Maximum Payout Amount”) and deliver/(take delivery of) the referenced obligation or (ii) receive/(pay) a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

In certain circumstances Maximum Payout Amounts may be partially offset by recovery values of the respective referenced obligations, upfront premium received upon entering into the agreement, or net amounts received from settlement of buy protection credit default swaps entered into by the Portfolio for the same reference obligation with the same counterparty. As of June 30, 2016, the Portfolio did not have Buy Contracts outstanding with respect to the same referenced obligation and same counterparty for its Sale Contracts outstanding.

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AB Variable Products Series Fund

Credit default swaps may involve greater risks than if a Portfolio had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Portfolio is a buyer of protection and no credit event occurs, it will lose the payments it made to its counterparty. If the Portfolio is a seller of protection and a credit event occurs, the value of the referenced obligation received by the Portfolio coupled with the periodic payments previously received, may be less than the Maximum Payout Amount it pays to the buyer, resulting in a net loss to the Portfolio.

Implied credit spreads over U.S. Treasuries of comparable maturity utilized in determining the market value of credit default swaps on issuers as of period end are disclosed in the portfolio of investments. The implied spreads serve as an indicator of the current status of the payment/performance risk and typically reflect the likelihood of default by the issuer of the referenced obligation. The implied credit spread of a particular reference obligation also reflects the cost of buying/selling protection and may reflect upfront payments required to be made to enter into the agreement. Widening credit spreads typically represent a deterioration of the referenced obligation’s credit soundness and greater likelihood of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced obligation.

During the six months ended June 30, 2016, the Portfolio held credit default swaps for hedging and non-hedging purposes.

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) or similar master agreements (collectively, “Master Agreements”) with its derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination.

Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as derivative transactions, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party. In the event of a default by a Master Agreements counterparty, the return of collateral with market value in excess of the Portfolio’s net liability, held by the defaulting party, may be delayed or denied.

The Portfolio’s Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Portfolio decline below specific levels (“net asset contingent features”). If these levels are triggered, the Portfolio’s counterparty has the right to terminate such transaction and require the Portfolio to pay or receive a settlement amount in connection with the terminated transaction. For additional details, please refer to netting arrangements by counterparty tables below.

At June 30, 2016, the Portfolio had entered into the following derivatives:

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable/Payable for variation margin on exchange-traded derivatives	$484,872	*	Receivable/Payable for variation margin on exchange-traded derivatives	$387,217	*
Credit contracts	Receivable/Payable for variation margin on exchange-traded derivatives	32,920	*	Receivable/Payable for variation margin on exchange-traded derivatives

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INTERMEDIATE BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on forward currency exchange contracts	$140,644	Unrealized depreciation on forward currency exchange contracts	$160,045
Interest rate contracts			Unrealized depreciation on interest rate swaps	7,809
Credit contracts	Unrealized appreciation on credit default swaps	23,412	Unrealized depreciation on credit default swaps	1,840

Total		$681,848		$556,911

*	Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative appreciation/(depreciation) of exchange-traded derivatives as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation/depreciation of futures	$389,048	$261,150
Foreign exchange contracts	Net realized gain (loss) on foreign currency transactions; Net change in unrealized appreciation/depreciation of foreign currency denominated assets and liabilities	(57,594)	(21,151)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	(116,669)	(32,388)
Credit contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	18,312	(1,803)

Total		$233,097	$205,808

The following table represents the average monthly volume of the Portfolio’s derivative transactions during the six months ended June 30, 2016:

Futures:
Average original value of buy contracts	$19,070,180
Average original value of sale contracts	$6,981,159

Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$1,711,754
Average principal amount of sale contracts	$5,673,751

Interest Rate Swaps:
Average notional amount	$2,475,714

Inflation Swaps:
Average notional amount	$1,120,000	(a)

Centrally Cleared Interest Rate Swaps:
Average notional amount	$25,245,342

Credit Default Swaps:
Average notional amount of buy contracts	$268,000
Average notional amount of sale contracts	$349,143

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AB Variable Products Series Fund

Centrally Cleared Credit Default Swaps:
Average notional amount of sale contracts	$942,017

(a)	Positions were open for two months during the period.

For financial reporting purposes, the Portfolio does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All derivatives held at period end were subject to netting arrangements. The following table presents the Portfolio’s derivative assets and liabilities by counterparty net of amounts available for offset under Master Agreements (“MA”) and net of the related collateral received/pledged by the Portfolio as of June 30, 2016:

Counterparty	Derivative Assets Subject to a MA	Derivative Available for Offset		Cash Collateral Received		Security Collateral Received		Net Amount of Derivatives Assets
Exchange-Traded Derivatives:
Morgan Stanley & Co., LLC*	$2,725	$–0	–	$–0	–	$–0	–	$2,725

Total	$2,725	$–0	–	$–0	–	$–0	–	$2,725

OTC Derivatives:
Citibank, NA	$13,664	$–0	–	$–0	–	$–0	–	$13,664
Credit Suisse International	288	(288)		–0	–	–0	–	–0	–
Deutsche Bank AG	5,754	(5,754)		–0	–	–0	–	–0	–
Goldman Sachs Bank USA	19,024	(19,024)		–0	–	–0	–	–0	–
HSBC Bank USA	96,346	–0	–	–0	–	–0	–	96,346
State Street Bank & Trust Co.	19,520	(16,090)		–0	–	–0	–	3,430

Total	$154,596	$(41,156)		$–0	–	$–0	–	$113,440	^

Counterparty	Derivative Liabilities Subject to a MA	Derivative Available for Offset		Cash Collateral Pledged**		Security Collateral Pledged		Net Amount of Derivatives Liabilities
Exchange-Traded Derivatives:
Goldman Sachs & Co*	$9,100	$–0	–	$(9,100)		$–0	–	$–0	–

Total	$9,100	$–0	–	$(9,100)		$–0	–	$–0	–

OTC Derivatives:
Barclays Bank PLC	$689	$–0	–	$–0	–	$–0	–	$689
Credit Suisse International	8,988	(288)		–0	–	–0	–	8,700
Deutsche Bank AG	9,361	(5,754)		–0	–	–0	–	3,607
Goldman Sachs Bank USA	96,304	(19,024)		–0	–	–0	–	77,280
JPMorgan Chase Bank, NA	7,809	–0	–	–0	–	–0	–	7,809
Morgan Stanley & Co., Inc.	2	–0	–	–0	–	–0	–	2
Standard Chartered Bank	46,960	–0	–	–0	–	–0	–	46,960
State Street Bank & Trust Co.	16,090	(16,090)		–0	–	–0	–	–0	–

Total	$186,203	$(41,156)		$–0	–	$–0	–	$145,047	^

*	Cash and securities have been posted for initial margin requirements for exchange-traded derivatives outstanding at June 30, 2016.

**	The actual collateral received/pledged is more than the amount reported due to over-collateralization.

^	Net amount represents the net receivable/(payable) that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

2. Currency Transactions

The Portfolio may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Portfolio may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The

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INTERMEDIATE BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

Portfolio may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Portfolio and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Portfolio may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

3. TBA and Dollar Rolls

The Portfolio may invest in TBA mortgage-backed securities. A TBA, or “To Be Announced”, trade represents a contract for the purchase or sale of mortgage-backed securities to be delivered at a future agree-upon date; however, the specific mortgage pool numbers or the number of pools that will be delivered to fulfill the trade obligation or terms of the contract are unknown at the time of the trade. Mortgage pools (including fixed-rate or variable-rate mortgages) guaranteed by the Government National Mortgage Association, or GNMA, the Federal National Mortgage Association, or FNMA, or the Federal Home Loan Mortgage Corporation, or FHLMC, are subsequently allocated to the TBA transactions.

The Portfolio may enter into dollar rolls. Dollar rolls involve sales by the Portfolio of securities for delivery in the current month and the Portfolio’s simultaneously contracting to repurchase substantially similar (same type and coupon) securities on a specified future date. During the roll period, the Portfolio forgoes principal and interest paid on the securities. The Portfolio is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the “drop”) as well as by the interest earned on the cash proceeds of the initial sale. Dollar rolls involve the risk that the market value of the securities the Portfolio is obligated to repurchase under the agreement may decline below the repurchase price. Dollar rolls are speculative techniques. For the six months ended June 30, 2016, the Portfolio earned drop income of $31,785 which is included in interest income in the accompanying statement of operations.

4. Reverse Repurchase Agreements

The Portfolio may enter into reverse repurchase transactions (“RVP”) in accordance with the terms of a Master Repurchase Agreement (“MRA”), under which the Portfolio sells securities and agrees to repurchase them at a mutually agreed upon date and price. At the time the Portfolio enters into a reverse repurchase agreement, it will establish a segregated account with the custodian containing liquid assets having a value comparable to the repurchase price. Under the MRA and other Master Agreements, the Portfolio is permitted to offset payables and/or receivables with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolio in the event of a default. In the event of a default by a MRA counterparty, the Portfolio may be considered an unsecured creditor with respect to any excess collateral (collateral with a market value in excess of the repurchase price) held by and/or posted to the counterparty, and as such the return of such excess collateral may be delayed or denied. For the six months ended June 30, 2016, the Portfolio had no transactions in reverse repurchase agreements.

5. Short Sales

The Portfolio may sell securities short. A short sale is a transaction in which the Portfolio sells securities it does not own, but has borrowed, in anticipation of a decline in the market price of the securities. The Portfolio is obligated to replace the borrowed securities at their market price at the time of settlement. The Portfolio’s obligation to replace the securities borrowed in connection with a short sale will be fully secured by collateral deposited with the broker. The Portfolio is liable to the buyer for any dividends/interest payable on securities while those securities are in a short position. These dividends/interest are recorded as an expense of the Portfolio. Short sales by the Portfolio involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security because losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested. For the period ended June 30, 2016, the Portfolio had no short sales.

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AB Variable Products Series Fund

NOTE E: Capital Stock

Each class consists of 500,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	SHARES			AMOUNT
	Six Months Ended June 30, 2016 (unaudited)		Year Ended December 31, 2015	Six Months Ended June 30, 2016 (unaudited)		Year Ended December 31, 2015
Class A
Shares sold	77,143		195,721	$832,602		$2,249,979
Shares issued in reinvestment of dividends and distributions	–0	–	314,732	–0	–	3,361,339
Shares redeemed	(356,492)		(1,002,381)	(3,898,132)		(11,220,799)

Net decrease	(279,349)		(491,928)	$(3,065,530)		$(5,609,481)

Class B
Shares sold	59,129		68,692	$642,955		$754,645
Shares issued in reinvestment of dividends and distributions	–0	–	112,222	–0	–	1,187,309
Shares redeemed	(239,555)		(268,223)	(2,573,135)		(2,947,668)

Net decrease	(180,426)		(87,309)	$(1,930,180)		$(1,005,714)

NOTE F: Risks Involved in Investing in the Portfolio

Interest Rate Risk and Credit Risk—Interest rate risk is the risk that changes in interest rates will affect the value of the Portfolio’s investments in fixed-income debt securities such as bonds or notes. Increases in interest rates may cause the value of the Portfolio’s investments to decline. Credit risk is the risk that the issuer or guarantor of a debt security, or the counterparty to a derivative contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit rating. Credit risk is greater for medium quality and lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as “junk bonds”) have speculative elements or are predominantly speculative risks.

Below Investment Grade Securities Risk—Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the junk bond market generally and less secondary market liquidity.

Duration Risk—Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise. For example, a fixed-income security with a duration of three years will decrease in value by approximately 3% if interest rates increase by 1%.

Inflation Risk—This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the real value of the Portfolio’s assets can decline as can the real value of the Portfolio’s distributions. This risk is significantly greater if the Portfolio’s invests a significant portion of its assets in fixed-income securities with longer maturities.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

Emerging Market Risk—Investments in emerging market countries may have more risk because the markets are less developed and less liquid, and because these investments may be subject to increased economic, political, regulatory, or other uncertainties.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Portfolio’s investments or reduce its returns.

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INTERMEDIATE BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

Prepayment Risk—The value of mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early payments of principal on some of these securities may occur during periods of falling mortgage interest rates and expose the Portfolio to a lower rate of return upon reinvestment of principal. Early payments associated with these securities cause these securities to experience significantly greater price and yield volatility than is experienced by traditional fixed-income securities. During periods of rising interest rates, a reduction in prepayments may increase the effective life of mortgage-related securities, subjecting them to greater risk of decline in market value in response to rising interest rates. If the life of a mortgage-related security is inaccurately predicted, the Portfolio may not be able to realize the rate of return it expected.

Leverage Risk—When the Portfolio borrows money or otherwise leverages its portfolio, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Portfolio’s investments. The Portfolio may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures contracts or by borrowing money. The use of derivative instruments by the Portfolio, such as forwards, futures, options and swaps, may also result in a form of leverage. Leverage may result in higher returns to the Portfolio than if the Portfolio were not leveraged, but may also adversely affect returns, particularly if the market is declining.

Liquidity Risk—Liquidity risk occurs when certain investments become difficult to purchase or sell. Difficulty in selling less liquid securities may result in sales at disadvantageous prices affecting the value of your investment in the Portfolio. Causes of liquidity risk may include low trading volumes, large positions and heavy redemptions of Portfolio shares. Over recent years liquidity risk has also increased because the capacity of dealers in the secondary market for fixed-income securities to make markets in these securities has decreased, even as the overall bond market has grown significantly, due to, among other things, structural changes, additional regulatory requirements and capital and risk restraints that have led to reduced inventories. Liquidity risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally decline.

Derivatives Risk—The Portfolio may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Portfolio, and subject to counterparty risk to a greater degree than more traditional investments. Derivatives may result in significant losses, including losses that are far greater than the value of the derivatives reflected on the statement of assets and liabilities.

Indemnification Risk—In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Portfolio has not accrued any liability in connection with these indemnification provisions.

NOTE G: Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $280 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the six months ended June 30, 2016.

NOTE H: Distributions to Shareholders

The tax character of distributions to be paid for the year ending December 31, 2016 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended December 31, 2015 and December 31, 2014 were as follows:

	2015	2014
Distributions paid from:
Ordinary income	$3,320,511	$2,731,013
Net long-term capital gains	1,228,137	1,077,101

Total taxable distributions paid	$4,548,648	$3,808,114

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AB Variable Products Series Fund

As of December 31, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$2,674,769
Accumulated capital and other losses	(3,710	)(a)
Unrealized appreciation/(depreciation)	(692,770	)(b)

Total accumulated earnings/(deficit)	$1,978,289

(a)	As of December 31, 2015, the Portfolio had cumulative deferred loss on straddles of $3,710.

(b)	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax treatment of swaps and Treasury inflation-protected securities, and the realization for tax purposes of gains/losses on certain derivative instruments.

For tax purposes, net capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses incurred for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of December 31, 2015, the Portfolio did not have any capital loss carryforwards.

NOTE I: New Accounting Pronouncement

In May 2015, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2015-07 (the “ASU”) which removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient. The ASU also removes the requirement to make certain disclosures for investments that are eligible to be measured at fair value using the net asset value per share practical expedient but do not utilize that practical expedient. The ASU is effective for annual periods beginning after December 15, 2015 and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

NOTE J: Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Portfolio’s financial statements through this date.

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INTERMEDIATE BOND PORTFOLIO
FINANCIAL HIGHLIGHTS	AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

CLASS A
Six Months Ended June 30, 2016 (unaudited)	Year Ended December 31,
2015	2014	2013	2012	2011
Net asset value, beginning of period	$10.63	$11.37	$11.22	$12.30	$12.54	$12.39

Income From Investment Operations
Net investment income (a)	.15	.27	.28	.32	.33	.42
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.47	(.27)	.44	(.59)	.35	#	.38
Contributions from Affiliates	–0	–	–0	–	–0	–	–0	–	.05	#	–0	–

Net increase (decrease) in net asset value from operations	.62	–0	–	.72	(.27)	.73	.80

Less: Dividends and Distributions
Dividends from net investment income	–0	–	(.40)	(.41)	(.45)	(.58)	(.60)
Distributions from net realized gain on investment transactions	–0	–	(.34)	(.16)	(.36)	(.39)	(.05)

Total dividends and distributions	–0	–	(.74)	(.57)	(.81)	(.97)	(.65)

Net asset value, end of period	$11.25	$10.63	$11.37	$11.22	$12.30	$12.54

Total Return
Total investment return based on net asset value (b)	5.83%	.01	%*	6.48%	(2.16	)%*	6.05	%*	6.64%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$47,152	$47,554	$56,437	$61,848	$79,104	$106,028
Ratio to average net assets of:
Expenses	1.00	%^	.96%	.88%	.77%	.70%	.65%
Net investment income	2.71	%^	2.44%	2.46%	2.74%	2.67%	3.42%
Portfolio turnover rate**	50%	230%	262%	217%	116%	108%

See footnote summary on page 37.

36

AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

CLASS B
Six Months Ended June 30, 2016 (unaudited)	Year Ended December 31,
2015	2014	2013	2012	2011
Net asset value, beginning of period	$10.53	$11.26	$11.11	$12.17	$12.41	$12.26

Income From Investment Operations
Net investment income (a)	.13	.24	.25	.29	.30	.39
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.46	(.26)	.43	(.58)	.35	#	.37
Contributions from Affiliates	–0	–	–0	–	–0	–	–0	–	.05	#	–0	–

Net increase (decrease) in net asset value from operations	.59	(.02)	.68	(.29)	.70	.76

Less: Dividends and Distributions
Dividends from net investment income	–0	–	(.37)	(.37)	(.41)	(.55)	(.56)
Distributions from net realized gain on investment transactions	–0	–	(.34)	(.16)	(.36)	(.39)	(.05)

Total dividends and distributions	–0	–	(.71)	(.53)	(.77)	(.94)	(.61)

Net asset value, end of period	$11.12	$10.53	$11.26	$11.11	$12.17	$12.41

Total Return
Total investment return based on net asset value (b)	5.60%	(.18	)%*	6.22%	(2.34	)%*	5.79	%*	6.38%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$16,670	$17,681	$19,891	$22,450	$29,363	$33,973
Ratio to average net assets of:
Expenses	1.25	%^	1.21%	1.13%	1.02%	.96%	.90%
Net investment income	2.46	%^	2.19%	2.21%	2.49%	2.43%	3.17%
Portfolio turnover rate**	50%	230%	262%	217%	116%	108%

(a)	Based on average shares outstanding.

(b)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect (i) insurance company’s separate account related expense charges and (ii) the deductions of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

#	Amount reclassified from realized gain (loss) on investment transactions.

*	Includes the impact of proceeds received and credited to the Portfolio resulting from class action settlements, which enhanced the Portfolio’s performance for the years ended December 31, 2015, December 31, 2013, and December 31, 2012 by 0.03%, 0.02% and 0.05%, respectively.

^	Annualized.

**	The Portfolio accounts for dollar roll transactions as purchases and sales.

See notes to financial statements

37

INTERMEDIATE BOND PORTFOLIO
SENIOR OFFICER FEE EVALUATION	AB Variable Products Series Fund

THE FOLLOWING IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

SUMMARY OF SENIOR OFFICER’S EVALUATION OF INVESTMENT ADVISORY AGREEMENT1

The following is a summary of the evaluation of the Investment Advisory Agreement between AllianceBernstein L.P. (the “Adviser”) and the AB Variable Products Series Fund, Inc. (the “Fund”), in respect of AB Intermediate Bond Portfolio (the “Portfolio”),2,3 prepared by Philip L. Kirstein, the Senior Officer of the Fund, for the Directors of the Fund, as required by the August 2004 agreement between the Adviser and the New York State Attorney General (the “NYAG”). The Senior Officer’s evaluation of the Investment Advisory Agreement is not meant to diminish the responsibility or authority of the Board of Directors to perform its duties pursuant to Section 15 of the Investment Company Act of 1940 (the “40 Act”) and applicable state law. The purpose of this summary is to provide shareholders with a synopsis of the independent evaluation of the reasonableness of the advisory fees proposed to be paid by the Portfolio which was provided to the Directors in connection with their review of the proposed approval of the continuance of the Investment Advisory Agreement.

The Senior Officer’s evaluation considered the following factors:

1.	Advisory fees charged to institutional and other clients of the Adviser for like services;

2.	Advisory fees charged by other mutual fund companies for like services;

3.	Costs to the Adviser and its affiliates of supplying services pursuant to the advisory agreement, excluding any intra-corporate profit;

4.	Profit margins of the Adviser and its affiliates from supplying such services;

5.	Possible economies of scale as the Portfolio grows larger; and

6.	Nature and quality of the Adviser’s services including the performance of the Portfolio.

These factors, with the exception of the first factor, are generally referred to as the “Gartenberg factors,” which were articulated by the United States Court of Appeals for the Second Circuit in 1982. Gartenberg v. Merrill Lynch Asset Management, Inc., 694 F. 2d 923 (2d Cir. 1982). The first factor is an additional factor required to be considered by the Assurance of Discontinuance between the NYAG and the Adviser. On March 30, 2010, the Supreme Court held the Gartenberg decision was correct in its basic formulation of what Section 36(b) requires: to face liability under Section 36(b), “an investment adviser must charge a fee that is so disproportionately large that it bears no reasonable relationship to the services rendered and could not have been the product of arm’s length bargaining.” Jones v. Harris Associates L.P., 130 S. Ct. 1418 (2010). In the Jones decision, the Court stated the Gartenberg approach fully incorporates the correct understanding of fiduciary duty within the context of Section 36(b) and noted with approval that “Gartenberg insists that all relevant circumstances be taken into account” and “uses the range of fees that might result from arm’s-length bargaining as the benchmark for reviewing challenged fees.” 4

INVESTMENT ADVISORY FEES, NET ASSETS & EXPENSE RATIOS

The Adviser proposed that the Portfolio pays the advisory fee set forth in the table below for receiving the services to be provided pursuant to the Investment Advisory Agreement. The fee schedule below, implemented in January 2004 in consideration of the Adviser’s settlement with the NYAG in December 2003, is based on a master schedule that contemplates eight categories of funds with almost all funds in each category having the same advisory fee schedule.5 Also shown are the Portfolio’s net assets on September 30, 2015.

1	The information in the fee evaluation was completed on October 22, 2015 and discussed with the Board of Directors on November 3-5, 2015.

2	Future references to the Portfolio do not include “AB.” References in the fee summary pertaining to performance and expense ratios refer to Class A shares of the Portfolio.

3	On April 25, 2008, the Adviser’s variable fixed-income offerings were reorganized and U.S. Government/ High Grade Securities Portfolio acquired the assets of other fixed income series of the Fund, including Americas Government Income Portfolio, Global Bond Portfolio, Global Dollar Government Portfolio and High Yield Portfolio. On April 28, 2008 the investment guidelines of U.S. Government/ High Grade Securities Portfolio were broadened to match those of the Adviser’s U.S. Strategic Core Plus Strategy and the Portfolio’s name was changed to Intermediate Bond Portfolio.

4	Jones v. Harris at 1427.

5	Most of the AB Mutual Funds, which the Adviser manages, were affected by the Adviser’s settlement with the NYAG.

38

AB Variable Products Series Fund

Portfolio	Category	Advisory Fee Based on % of Average Daily Net Assets	Net Assets ($MM)
Intermediate Bond Portfolio	Low Risk Income	0.45% on 1st $2.5 billion 0.40% on next $2.5 billion 0.35% on the balance	$68.9

The Portfolio’s Investment Advisory Agreement provides for the Adviser to be reimbursed for certain clerical, legal, accounting, administrative and other services provided to the Portfolio. During the Portfolio’s most recently completed fiscal year, the Adviser received $49,294 (0.061% of the Portfolio’s average daily net assets) for providing such services.

Set forth below are the Portfolio’s total expense ratios for the most recent annual period:

Portfolio	Total Expense Ratio[6]		Fiscal Year
Intermediate Bond Portfolio	Class A 0.88 Class B 1.13	% %	December 31, 2014

I. ADVISORY FEES CHARGED TO INSTITUTIONAL AND OTHER CLIENTS

The advisory fees charged to investment companies which the Adviser manages and sponsors are normally higher than those charged to similar sized institutional accounts, including pension plans and sub-advised investment companies. The fee differential reflects, among other things, different services provided to such clients, and different liabilities assumed. Services provided by the Adviser to the Portfolio that are not provided to non-investment company clients and sub-advised investment companies include providing office space and personnel to serve as Fund Officers, who among other responsibilities make the certifications required under the Sarbanes–Oxley Act of 2002, and coordinating with and monitoring the Portfolio’s third party service providers such as Fund counsel, auditors, custodians, transfer agents and pricing services. The accounting, administrative, legal and compliance requirements for the Portfolio are more costly than those for institutional assets due to the greater complexities and time required for investment companies, although as previously noted, the Adviser is reimbursed for providing such services. Servicing the Portfolio’s investors is more time consuming and labor intensive compared to institutional clients since the Adviser needs to communicate with a more extensive network of financial intermediaries and shareholders. The Adviser also believes that it incurs substantial entrepreneurial risk when offering a new mutual fund since establishing a new mutual fund requires a large upfront investment and it may take a long time for the fund to achieve profitability since the fund must be priced to scale from inception in order to be competitive and assets are acquired one account at a time. In addition, managing the cash flow of an investment company may be more difficult than managing that of a stable pool of assets, such as an institutional account with little cash movement in either direction, particularly, if a fund is in net redemption and the Adviser is frequently forced to sell securities to raise cash for redemptions. However, managing a fund with positive cash flow may be easier at times than managing a stable pool of assets. Finally, in recent years, investment advisers have been sued by institutional clients and have suffered reputational damage both by the attendant publicity and outcomes other than complete victories. Accordingly, the legal and reputational risks associated with institutional accounts are greater than previously thought, although still not equal to those related to the mutual fund industry.

Notwithstanding the Adviser’s view that managing an investment company is not comparable to managing other institutional accounts because the services provided are different, the Supreme Court has indicated consideration should be given to the advisory fees charged to institutional accounts with a similar investment style as the Portfolio.7 In addition to the AB Institutional fee schedule, set forth below is what would have been the effective advisory fee of the Portfolio had the AB Institutional fee schedule been applicable to the Portfolio versus the Portfolio’s advisory fee based on September 30, 2015 net assets.8

6	Annualized.

7	The Supreme Court stated that “courts may give such comparisons the weight that they merit in light of the similarities and differences between the services that the clients in question require, but the courts must be wary of inapt comparisons.” Among the significant differences the Supreme Court noted that may exist between services provided to mutual funds and institutional accounts are “higher marketing costs.” Jones v. Harris at 1428.

8	The Adviser has indicated that with respect to institutional accounts with assets greater than $300 million, it will negotiate a fee schedule. Discounts that are negotiated vary based upon each client relationship.

39

INTERMEDIATE BOND PORTFOLIO
SENIOR OFFICER FEE EVALUATION
(continued)	AB Variable Products Series Fund

Portfolio	Net Assets 9/30/15 ($MM)	AllianceBernstein Institutional Fee Schedule	Effective AB Inst. Adv. Fee (%)	Fund Advisory Fee (%)
Intermediate Bond Portfolio	$68.9	U.S. Strategic Core Plus	0.331	0.450
		0.50% on the first $30 million
		0.20% on the balance
		Minimum account size: $25 million

Certain of the AB Mutual Funds (“ABMF”), which the Adviser manages, have a similar investment style as the Portfolio and their fee schedules are set forth below. The AB Mutual Funds were also affected by the Adviser’s settlement with the NYAG. As a result, the Portfolio has the same breakpoints as AB Bond Fund, Inc.—Intermediate Bond Portfolio. Sanford C. Bernstein Fund II, Inc.—Intermediate Duration Institutional Portfolio, which is managed similarly as the Portfolio, was not affected by the settlement since the fund has lower breakpoints than the NYAG related fee schedule. Also shown are what would have been the effective advisory fees of the Portfolio had the ABMF fee schedules been applicable to the Portfolio based on September 30, 2015 net assets:

Portfolio	ABMF Fund	Fee Schedule	ABMF Effective Fee (%)	Portfolio Advisory Fee (%)
Intermediate Bond Portfolio	Bond Fund, Inc.—Intermediate Bond Portfolio	0.45% on first $2.5 billion 0.40% on next $2.5 billion 0.35% on the balance	0.450	0.450

Intermediate Bond Portfolio	Intermediate Duration Institutional Portfolio[9]	0.50% on first $1 billion 0.45% on the balance	0.500	0.450

The Adviser manages Intermediate Duration Portfolio of the Sanford C. Bernstein Fund, Inc. (“SCB Fund”), an open-end management investment company which has a similar investment style as the Portfolio. Set forth below is Intermediate Duration Portfolio’s advisory fee and what would have been the effective advisory fee of the Portfolio had the fee schedule of Intermediate Duration Portfolio been applicable to the Portfolio based on September 30, 2015 net assets:

Portfolio	SCB Fund Portfolio	Fee Schedule	SCB Fund Effective Fee (%)	Portfolio Advisory Fee (%)
Intermediate Bond Portfolio	Intermediate Duration Portfolio	0.50% on 1st $1 billion 0.45% on next $2 billion 0.40% on next $2 billion 0.35% on next $2 billion 0.30% the balance	0.500	0.450

The Adviser provides sub-advisory services to certain other investment companies managed by other fund families. The Adviser charges the fee set forth below for the sub-advisory relationship that has a somewhat similar investment style as the Portfolio. Also shown are the Portfolio’s advisory fee and what would have been the effective advisory fee of the Portfolio had the fee schedule of the sub-advisory relationship been applicable to the Portfolio based on September 30, 2015 net assets:

Portfolio		Fee Schedule	Effective Sub-Adv. Fee (%)	Portfolio Advisory Fee (%)
Intermediate Bond Portfolio[10]	Client #1[11]	AB Sub-Advisory Fee Schedule: 0.29% on first $100 million 0.20% thereafter	0.290	0.450

9	Intermediate Duration Institutional Portfolio has an expense cap of 0.45%, which effectively reduces the advisory fee of the fund. During the fiscal year ended September 30, 2014, Intermediate Duration Institutional Portfolio’s gross expense ratio was 0.58%; accordingly, the fund’s advisory fee was reduced by 0.13% from 0.50% to 0.37%.

10	It should be noted that the advisory fee paid by the shareholders of the sub-advisory relationship is higher than the fee charged to the Portfolio.

11	The sub-advisory relationship is with an affiliate of the Adviser.

40

AB Variable Products Series Fund

It is fair to note that the services the Adviser provides pursuant to sub-advisory agreements are generally confined to the services related to the investment process; in other words, they are not as comprehensive as the services provided to the Portfolio by the Adviser. In addition, to the extent that this is the only sub-advisory relationship and it is with an affiliate of the Adviser, the fee schedule may not reflect arm’s-length bargaining or negotiations.

While it appears that the sub-advisory relationship is paying a lower fee than the Portfolio, it is difficult to evaluate the relevance of such a lower fee due to differences in terms of the services provided, risks involved and other competitive factors between the Portfolio and the sub-advisory relationship. There could be various business reasons why an investment adviser would be willing to provide a sub-advised relationship investment related services at a different fee level than an investment company it is sponsoring where the investment adviser is providing all the services, not just investment management service generally required by a registered investment company.

II. MANAGEMENT FEES CHARGED BY OTHER MUTUAL FUND COMPANIES FOR LIKE SERVICES.

Broadridge Financial Solutions, Inc. (“Broadridge”), an analytical service that is not affiliated with the Adviser, compared the fees charged to the Portfolio with fees charged to other investment companies for similar services offered by other investment advisers.12,13 Broadridge’s analysis included the comparison of the Portfolio’s contractual management fee, estimated at the approximate current asset level of the Portfolio, to the median of the Portfolio’s Broadridge Expense Group (“EG”)14 and the Portfolio’s contractual management fee ranking.15

Broadridge describes an EG as a representative sample of comparable funds. Broadridge’s standard methodology for screening funds to be included in an EG entails the consideration of several fund criteria, including fund type, Lipper investment classification/objective, load type and similar 12b-1/non-12b-1 service fees, asset (size) comparability, expense components and attributes. An EG will typically consist of seven to twenty funds.

The Portfolio’s original EG had an insufficient number of peers. Consequently, Broadridge expanded the Portfolio’s EG to include peers that have a similar but not the same Lipper classification/objective as the Portfolio. However, because Broadridge had expanded the Portfolio’s EG, under Broadridge’s standard guidelines, the Portfolio’s Broadridge Expense Universe (“EU”) was also expanded to include universes of those peers that had a similar but not the same Lipper investment objective/classification. A “normal” EU will include funds that have the same investment objective/classification as the subject portfolio.16

Portfolio	Contractual Management Fee (%)[17]	Broadridge Exp. Group Median (%)	Broadridge Group Rank
Intermediate Bond Portfolio[18]	0.450	0.500	2/11

12	The Supreme Court cautioned against accepting mutual fund fee comparisons without careful scrutiny since “these comparisons are problematic because these fees, like those challenged, may not be the product of negotiations conducted at arm’s length.” Jones v. Harris at 1429.

13	On June 5, 2015, Broadridge acquired the Fiduciary Services and Competitive Intelligence unit, i.e., the group responsible for providing the Portfolio’s 15(c) reports, from Thomson Reuters’ Lipper division. Accordingly, the Portfolio’s investment classifications/objectives continue to be determined by Lipper.

14	Broadridge does not consider average account size when constructing EGs. Funds with relatively small average account sizes tend to have higher transfer agent expense ratios than comparable sized funds that have relatively large average account sizes. Note that there are limitations on Lipper expense category data because different funds categorize expenses differently.

15	The contractual management fee is calculated by Broadridge using the Portfolio’s contractual management fee rate at a hypothetical asset level. The hypothetical asset level is based on the combined net assets of all classes of the Portfolio, rounded up to the next $25 million. Broadridge’s total expense ratio information is based on the most recent annual report except as otherwise noted. A ranking of “1” would mean that the Portfolio had the lowest effective fee rate in the Broadridge peer group.

16	Except for asset size comparability, Broadridge uses the same criteria for selecting an EG peer when selecting an EU peer. Unlike the EG, the EU allows for the same adviser to be represented by more than just one fund.

17	The contractual management fee does not reflect any expense reimbursements made by the Portfolio to the Adviser for certain clerical, legal, accounting, administrative, and other services.

18	The Portfolio’s EG includes the Portfolio, four other A-rated Corporate Debt (“A”) funds underlying variable insurance products (“VIPs”) and six BBB-rated Corporate Debt (“BBB”) funds underlying VIPs.

41

INTERMEDIATE BOND PORTFOLIO
SENIOR OFFICER FEE EVALUATION
(continued)	AB Variable Products Series Fund

Set forth below is a comparison of the Portfolio’s total expense ratio and the medians of the Portfolio’s EG and EU.

Portfolio	Total Expense Ratio (%)[19]	Broadridge Exp. Group Median (%)	Broadridge Group Rank	Broadridge Exp. Universe Median (%)	Broadridge Universe Rank
Intermediate Bond Portfolio[20]	0.878	0.652	11/11	0.639	23/23

Based on this analysis, the Portfolio has more favorable ranking on a contractual management fee basis than on a total expense basis.

III. COSTS TO THE ADVISER AND ITS AFFILIATES OF SUPPLYING SERVICES PURSUANT TO THE MANAGEMENT FEE ARRANGEMENT, EXCLUDING ANY INTRA-CORPORATE PROFIT.

The Adviser utilizes two profitability reporting systems, which operate independently but are aligned with each other, to estimate the Adviser’s profitability in connection with investment advisory services provided to the Portfolio. The Senior Officer has retained a consultant to provide independent advice regarding the alignment of the two profitability systems as well as the methodologies and allocations utilized by both profitability systems. See Section IV for additional discussion.

IV. PROFIT MARGINS OF THE ADVISER AND ITS AFFILIATES FOR SUPPLYING SUCH SERVICES.

The Portfolio’s profitability information, prepared by the Adviser for the Board of Directors, was reviewed by the Senior Officer and the consultant. The Adviser’s profitability from providing investment advisory services to the Portfolio decreased during calendar year 2014, relative to 2013.

In addition to the Adviser’s direct profits from managing the Portfolio, certain of the Adviser’s affiliates have business relationships with the Portfolio and may earn a profit from providing other services to the Portfolio. The courts have referred to this type of business opportunity as “fall-out benefits” to the Adviser and indicated that such benefits should be factored into the evaluation of the total relationship between the Portfolio and the Adviser. Neither case law nor common business practice precludes the Adviser’s affiliates from earning a reasonable profit on this type of relationship provided the affiliates’ charges and services are competitive and the relationship otherwise complies with the 40 Act restrictions. These affiliates provide transfer agent and distribution services to the Portfolio and receive transfer agent fees, Rule 12b-1 payments and front-end sales loads.

The Portfolio has adopted a distribution plan for Class B shares pursuant to Rule 12b-1 under the 40 Act. Under the distribution plan, the Portfolio pays distribution and servicing fees to its principal underwriter, AllianceBernstein Investments, Inc. (“ABI”), an affiliate of the Adviser, at an annual rate of up to 0.50% of the Portfolio’s average daily net assets attributable to Class B shares. The current annual rate that the Portfolio pays to ABI for 12b-1 fees is 0.25%. During the fiscal year ended December 31, 2014, ABI received $53,389 in Rule 12b-1 fees from the Portfolio.

During the fiscal year ended December 31, 2014, distribution expenses were incurred by ABI in the amount of $108,041 in connection with activities primarily intended to result in the sale of the Portfolio’s Class B shares. This expense amount incurred by ABI, is partially offset by the 12b-1 fees paid by the Portfolio.

Financial intermediaries, such as insurers, market and sell shares of the Portfolio and typically receive compensation from ABI, the Adviser and/or the Portfolio for selling shares of the Portfolio. These financial intermediaries receive compensation in any or all of the following forms: 12b-1 fees, defrayal of costs for educational seminars and training, additional distribution support, and payments related to providing contract-holder record-keeping and/or administrative services. Payments related to providing contract-holder record keeping and/or administrative services will generally not exceed 0.35% of the average daily net assets of the Portfolio attributable to the firm over the year. With respect to the Fund,21 ABI paid approximately $350,000 in 2014 and expects to pay approximately $400,000 in 2015 for educational support and distribution assistance (revenue sharing payments).

The transfer agent of the Portfolio is AllianceBernstein Investor Services, Inc. (“ABIS”), an affiliate of the Adviser. During the most recently completed fiscal year, the Portfolio paid ABIS a fee of approximately $1,385.22

19	Most recently completed fiscal year Class A share total expense ratio.

20	The Portfolio’s EU includes the Portfolio, EG and all other A funds underlying VIPs and BBB funds underlying VIPs, excluding outliers.

21	The fee is inclusive of other Portfolios of the Fund (Equity and Multi-Asset), which are not discussed in this summary.

22	The Fund (which includes the Portfolio and other Portfolios of the Fund) paid ABIS a flat fee of $18,000 in 2014.

42

AB Variable Products Series Fund

V. POSSIBLE ECONOMIES OF SCALE

The Adviser has indicated that economies of scale are being shared with shareholders through pricing to scale, breakpoints, fee reductions/waivers and enhancement to services.

In May 2012, an independent consultant, retained by the Senior Officer, provided the Board of Directors information on the Adviser’s firm-wide average costs from 2005 through 2011 and the potential economies of scale. The independent consultant noted that from 2005 through 2007 the Adviser experienced significant growth in assets under management (“AUM”). During this period, operating expenses increased, in part to keep up with growth, and in part reflecting market returns. However, from 2008 through the first quarter of 2009, AUM rapidly and significantly decreased due to declines in market value and client withdrawals. When AUM rapidly decreased, some operating expenses categories, including base compensation and office space, adjusted more slowly during this period, resulting in an increase in average costs. Since 2009, AUM has experienced less significant changes. The independent consultant noted that changes in operating expenses reflect changes in business composition and business practices in response to changes in financial markets. Finally, the independent consultant concluded that the increase in average cost and the decline in net operating margin across the Adviser since late 2008 are inconsistent with the view that there are currently reductions in average costs due to economies of scale that can be shared with the AllianceBernstein Mutual Funds managed by the Adviser through lower fees.

Previously, in February 2008, the independent consultant provided the Board of Directors an update of the Deli23 study on advisory fees and various fund characteristics.24 The independent consultant first reiterated the results of his previous two dimensional comparison analysis (fund size and family size) with the Board of Directors.25 The independent consultant then discussed the results of the regression model that was utilized to study the effects of various factors on advisory fees. The regression model output indicated that the bulk of the variation in fees predicted were explained by various factors, but substantially by fund AUM, family AUM, index fund indicator and investment style. The independent consultant also compared the advisory fees of the AB Mutual Funds to similar funds managed by 19 other large asset managers, regardless of the fund size and each Adviser’s proportion of mutual fund assets to non-mutual fund assets.

VI. NATURE AND QUALITY OF THE ADVISER’S SERVICES, INCLUDING THE PERFORMANCE OF THE FUND

With assets under management of approximately $463 billion as of September 30, 2015, the Adviser has the investment experience to manage and provide non-investment services (described in Section I) to the Portfolio.

The information prepared by Broadridge shows the 1, 3, 5 and 10 year performance rankings26 of the Portfolio relative to its Broadridge Performance Group (“PG”) and Broadridge Performance Universe (“PU”)27 for the periods ended July 31, 2015.28

	Fund Return (%)	PG Median (%)	PU Median (%)	PG Rank	PU Rank
Intermediate Bond Portfolio
1 year	2.66	2.34	2.36	1/5	5/17
3 year	2.15	2.02	2.07	2/5	7/16
5 year	3.75	3.61	3.63	2/5	7/16
10 year	4.65	4.18	4.35	1/5	3/13

23	The Deli study, originally published in 2002 based on 1997 data and updated for the February 2008 Presentation, may be of diminished value due to the age of the data used in the presentation and the changes experienced in the industry since 2008.

24	As mentioned previously, the Supreme Court cautioned against accepting mutual fund fee comparisons without careful scrutiny since the fees may not be the product of negotiations conducted at arm’s length. See Jones v. Harris at 1429.

25	The two dimensional analysis showed patterns of lower advisory fees for funds with larger asset sizes and funds from larger family sizes compared to funds with smaller asset sizes and funds from smaller family sizes, which according to the independent consultant is indicative of a sharing of economies of scale and scope. However, in less liquid and active markets, such is not the case, as the empirical analysis showed potential for diseconomies of scale in those markets. The empirical analysis also showed diminishing economies of scale and scope as funds surpassed a certain high level of assets.

26	The performance returns and rankings of the Portfolio are for the Portfolio’s Class A shares. The performance returns of the Portfolio were provided by Broadridge.

27	The Portfolio’s PG/PU is not identical to its respective EG/EU as the criteria for including/excluding a fund to/from PG/PU is somewhat different than that of EG/EU.

28	The current Lipper investment classification/objective dictates the PG and PU throughout the life of the Portfolio even if a Portfolio had a different investment classification/objective at a different point in time.

43

INTERMEDIATE BOND PORTFOLIO
SENIOR OFFICER FEE EVALUATION
(continued)	AB Variable Products Series Fund

Set forth below are the 1, 3, 5 and 10 year and since inception performance returns of the Portfolio (in bold)29 versus its benchmarks.30 Portfolio and benchmark volatility and reward-to-variability ratio (“Sharpe Ratio”) information is also shown.31

	Periods Ending July 31, 2015 Annualized Performance
	1 Year (%)	3 Year (%)	5 Year (%)	10 Year (%)	Since Inception (%)	Annualized		Risk Period (Year)
						Volatility (%)	Sharpe (%)
Intermediate Bond Portfolio[32]	2.66	2.15	3.75	4.65	5.27	4.30	0.74	10
Barclays Capital U.S. Aggregate Index	2.82	1.60	3.27	4.61	5.72	3.25	0.96	10
Inception Date: September 17, 1992

CONCLUSION:

Based on the factors discussed above the Senior Officer’s conclusion is that the proposed advisory fee for the Portfolio is reasonable and within the range of what would have been negotiated at arm’s length in light of all the surrounding circumstances. This conclusion in respect of the Portfolio is based on an evaluation of all of these factors and no single factor was dispositive.

Dated: November 25, 2015

29	The performance returns and risk measures shown in the table are for the Class A shares of the Portfolio.

30	The Adviser provided Portfolio and benchmark performance return information for periods through July 31, 2015.

31	Portfolio and benchmark volatility and Sharpe Ratio information was obtained through Lipper LANA, a database maintained by Lipper. Volatility is a statistical measure of the tendency of a market price or yield to vary over time. A Sharpe Ratio is a risk adjusted measure of return that divides a fund’s return in excess of the riskless return by the fund’s standard deviation. A fund with a greater volatility would be viewed as more risky than a fund with equivalent performance but lower volatility; for that reason, a greater return would be demanded for the more risky fund. A fund with a higher Sharpe Ratio would be viewed as better performing than a fund with a lower Sharpe Ratio.

32	On or around April 25, 2008, the Portfolio’s name was changed from U.S. Government/U.S. High Grade Portfolio to Intermediate Bond Portfolio. Also at this time, the Portfolio’s strategy and the benchmark changed from Barclays Capital U.S. Government Index to Barclays Capital U.S. Aggregate Index.

44

VPS-IB-0152-0616

JUN    06.30.16

SEMI-ANNUAL REPORT

AB VARIABLE PRODUCTS

SERIES FUND, INC.

+	INTERNATIONAL GROWTH PORTFOLIO

Investment Products Offered

➢	Are Not FDIC Insured
➢	May Lose Value
➢	Are Not Bank Guaranteed

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

INTERNATIONAL GROWTH PORTFOLIO
EXPENSE EXAMPLE (unaudited)	AB Variable Products Series Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. The estimate of expenses does not include fees or other expenses of any variable insurance product. If such expenses were included, the estimate of expenses you paid during the period would be higher and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The estimate of expenses does not include fees or other expenses of any variable insurance product. If such expenses were included, the estimate of expenses you paid during the period would be higher and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of each class’ table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$975.30	$5.89	1.20%
Hypothetical (5% annual return before expenses)	$1,000	$1,018.90	$6.02	1.20%

Class B
Actual	$1,000	$974.40	$7.12	1.45%
Hypothetical (5% annual return before expenses)	$1,000	$1,017.65	$7.27	1.45%

*	Expenses are equal to each classes’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

1

INTERNATIONAL GROWTH PORTFOLIO
TEN LARGEST HOLDINGS*
June 30, 2016 (unaudited)	AB Variable Products Series Fund

COMPANY	U.S. $ VALUE	PERCENT OF NET ASSETS
Partners Group Holding AG	$2,048,542	3.1%
AIA Group Ltd.	2,041,455	3.1
Nestle SA (REG)	1,973,992	3.0
Roche Holding AG	1,965,905	2.9
Anheuser-Busch InBev SA/NV	1,847,209	2.8
Housing Development Finance Corp., Ltd.	1,769,179	2.6
Essilor International SA	1,689,125	2.5
Tencent Holdings Ltd.	1,671,905	2.5
Reckitt Benckiser Group PLC	1,564,236	2.3
Siemens AG (REG)	1,562,920	2.3

	$18,134,468	27.1%

SECTOR BREAKDOWN†

June 30, 2016 (unaudited)

SECTOR	U.S. $ VALUE	PERCENT OF TOTAL INVESTMENTS
Financials	$16,276,232	24.7%
Consumer Staples	11,399,863	17.3
Consumer Discretionary	10,918,961	16.5
Industrials	7,739,817	11.7
Information Technology	7,499,988	11.4
Health Care	5,819,740	8.8
Telecommunication Services	2,406,191	3.6
Materials	2,379,065	3.6
Utilities	619,028	0.9
Short-Term Investments	984,117	1.5

Total Investments	$66,043,002	100.0%

*	Long-term investments.

†	The Portfolio’s sector breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market. These sector classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Portfolio’s prospectus.

2

INTERNATIONAL GROWTH PORTFOLIO
COUNTRY BREAKDOWN*
June 30, 2016 (unaudited)	AB Variable Products Series Fund

COUNTRY	U.S. $ VALUE	PERCENT OF TOTAL INVESTMENTS
United Kingdom	$10,850,665	16.4%
India	6,971,976	10.6
Switzerland	6,571,276	9.9
France	6,191,663	9.4
China	6,040,484	9.1
Japan	5,497,222	8.3
Germany	3,662,712	5.5
Denmark	3,115,111	4.7
Hong Kong	2,041,455	3.1
Mexico	1,892,511	2.9
Belgium	1,847,209	2.8
Indonesia	1,767,150	2.7
South Korea	1,573,821	2.4
Other	7,035,630	10.7
Short-Term Investments	984,117	1.5

Total Investments	$66,043,002	100.0%

*	All data are as of June 30, 2016. The Portfolio’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. “Other” country weightings represent 2.1% or less in the following countries: Austria, Ireland, Italy, Netherlands, Philippines and Taiwan.

3

INTERNATIONAL GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2016 (unaudited)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

COMMON STOCKS–97.2%

FINANCIALS–24.3%
BANKS–1.7%
HDFC Bank Ltd.	55,360	$1,119,462

CAPITAL MARKETS–6.3%
Azimut Holding SpA	55,705	908,875
Flow Traders(a)	19,504	666,264
Partners Group Holding AG	4,780	2,048,542
UBS Group AG	44,918	582,837

		4,206,518

CONSUMER FINANCE–2.9%
Gentera SAB de CV	463,620	830,494
SKS Microfinance Ltd.(b)	98,460	1,081,074

		1,911,568

DIVERSIFIED FINANCIAL SERVICES–3.1%
IG Group Holdings PLC	92,690	1,003,672
London Stock Exchange Group PLC	31,180	1,059,448

		2,063,120

INSURANCE–6.7%
AIA Group Ltd.	340,200	2,041,455
Prudential PLC	90,845	1,541,540
St James’s Place PLC	87,840	926,340

		4,509,335

REAL ESTATE MANAGEMENT & DEVELOPMENT–1.0%
Ayala Land, Inc.	840,300	697,050

THRIFTS & MORTGAGE FINANCE–2.6%
Housing Development Finance Corp., Ltd.	95,037	1,769,179

		16,276,232

CONSUMER STAPLES–17.0%
BEVERAGES–2.8%
Anheuser-Busch InBev SA/NV	13,969	1,847,209

FOOD & STAPLES RETAILING–1.7%
Tsuruha Holdings, Inc.	9,500	1,150,342

FOOD PRODUCTS–5.9%
Danone SA	20,780	1,454,239
Nestle SA (REG)	25,478	1,973,992
Universal Robina Corp.	123,110	546,018

		3,974,249

HOUSEHOLD PRODUCTS–5.6%
Pigeon Corp.(c)	32,900	983,528
Reckitt Benckiser Group PLC	15,600	1,564,236
Unicharm Corp.	54,400	1,222,236

		3,770,000

PERSONAL PRODUCTS–1.0%
Cosmax, Inc.	4,390	658,063

		11,399,863

CONSUMER DISCRETIONARY–16.3%
AUTO COMPONENTS–1.8%
Delphi Automotive PLC	19,740	$1,235,724

AUTOMOBILES–1.9%
Tata Motors Ltd.–Class A(b)	290,924	1,267,461

DIVERSIFIED CONSUMER SERVICES–1.8%
New Oriental Education & Technology Group, Inc. (Sponsored ADR)	27,970	1,171,384

HOTELS, RESTAURANTS & LEISURE–1.6%
Alsea SAB de CV	278,971	1,062,017

HOUSEHOLD DURABLES–1.6%
Panasonic Corp.	123,600	1,063,397

INTERNET & CATALOG RETAIL–1.6%
Ctrip.com International Ltd. (ADR)(b)	26,530	1,093,036

MULTILINE RETAIL–3.8%
Don Quijote Holdings Co., Ltd.	29,000	1,077,719
Matahari Department Store Tbk PT	963,000	1,467,716

		2,545,435

SPECIALTY RETAIL–0.4%
Ace Hardware Indonesia Tbk PT	4,260,000	299,434

TEXTILES, APPAREL & LUXURY GOODS–1.8%
Pandora A/S	4,480	610,173
Titan Co., Ltd.	94,390	570,900

		1,181,073

		10,918,961

INDUSTRIALS–11.6%
AEROSPACE & DEFENSE–2.3%
Safran SA	22,750	1,532,025

BUILDING PRODUCTS–1.3%
Kingspan Group PLC	39,940	864,306

ELECTRICAL EQUIPMENT–4.0%
Schneider Electric SE (Paris)	25,990	1,516,274
Vestas Wind Systems A/S	16,640	1,131,011

		2,647,285

INDUSTRIAL CONGLOMERATES–2.3%
Siemens AG (REG)	15,230	1,562,920

PROFESSIONAL SERVICES–1.7%
Capita PLC	87,950	1,133,281

		7,739,817

4

AB Variable Products Series Fund

Company	Shares	U.S. $ Value

INFORMATION TECHNOLOGY–11.2%
INTERNET SOFTWARE & SERVICES–4.6%
Alibaba Group Holding Ltd. (Sponsored ADR)(b)	17,550	$1,395,751
Tencent Holdings Ltd.	72,800	1,671,905

		3,067,656

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT–4.7%
ams AG(c)	25,560	709,608
Infineon Technologies AG	74,550	1,079,215
Taiwan Semiconductor Manufacturing Co., Ltd.	275,000	1,385,917

		3,174,740

SOFTWARE–1.9%
Mobileye NV(b)(c)	27,256	1,257,592

		7,499,988

HEALTH CARE–8.7%
HEALTH CARE EQUIPMENT & SUPPLIES–2.5%
Essilor International SA	12,852	1,689,125

HEALTH CARE PROVIDERS & SERVICES–1.1%
Apollo Hospitals Enterprise Ltd.	36,970	722,096

PHARMACEUTICALS–5.1%
Roche Holding AG	7,450	1,965,905
Sun Pharmaceutical Industries Ltd.	38,894	441,804
Vectura Group PLC(b)	465,500	1,000,810

		3,408,519

		5,819,740

TELECOMMUNICATION SERVICES–3.6%
DIVERSIFIED TELECOMMUNICATION SERVICES–1.5%
Deutsche Telekom AG (REG)	59,850	1,020,577

WIRELESS TELECOMMUNICATION SERVICES–2.1%
Vodafone Group PLC	454,470	1,385,614

		2,406,191

MATERIALS–3.6%
CHEMICALS–3.6%
Bloomage BioTechnology Corp., Ltd.(c)	57,500	89,380
Chr Hansen Holding A/S	20,920	1,373,927
LG Chem Ltd.	4,010	915,758

		2,379,065

UTILITIES–0.9%
WATER UTILITIES–0.9%
Beijing Enterprises Water Group Ltd.(c)	1,020,000	619,028

Total Common Stocks (cost $51,854,712)		65,058,885

	Principal Amount (000)	U.S. $ Value

SHORT-TERM INVESTMENTS–1.5%
TIME DEPOSIT–1.5%
State Street Bank & Trust Co. 0.01%, 7/01/16 (cost $984,117)	$984	$984,117

	Shares
Total Investments Before Security Lending Collateral for Securities Loaned–98.7% (cost $52,838,829)		66,043,002

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED–3.4%
INVESTMENT COMPANIES–3.4%
AB Fixed Income Shares, Inc.– Government Money Market Portfolio–Class AB, 0.25%(d)(e) (cost $2,324,568)	2,324,568	2,324,568

TOTAL INVESTMENTS–102.1% (cost $55,163,397)		68,367,570
Other assets less liabilities–(2.1)%		(1,437,595)

NET ASSETS–100.0%		$66,929,975

5

INTERNATIONAL GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)	AB Variable Products Series Fund

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	INR	161,741	USD	2,400	8/16/16	$21,891
Barclays Bank PLC	USD	204	CNY	1,347	8/16/16	(2,574)
Barclays Bank PLC	USD	694	SEK	5,621	8/16/16	(28,208)
BNP Paribas SA	CNY	13,545	USD	2,056	8/16/16	26,262
BNP Paribas SA	JPY	336,788	USD	3,079	8/16/16	(186,981)
HSBC Bank USA	USD	2,295	CAD	2,965	8/16/16	508
JPMorgan Chase Bank	USD	6,523	JPY	703,950	8/16/16	302,380
Morgan Stanley & Co., Inc.	GBP	524	USD	705	8/16/16	7,300
Morgan Stanley & Co., Inc.	USD	677	CHF	670	8/16/16	10,797
Royal Bank of Scotland PLC	EUR	971	USD	1,079	8/16/16	27
Royal Bank of Scotland PLC	USD	3,186	AUD	4,398	8/16/16	88,798
Standard Chartered Bank	USD	296	CNY	1,973	8/16/16	(66)
Standard Chartered Bank	USD	718	INR	48,579	8/16/16	(3,380)
State Street Bank & Trust Co.	IDR	790,612	USD	60	7/11/16	(100)
State Street Bank & Trust Co.	AUD	221	USD	164	8/16/16	(545)
State Street Bank & Trust Co.	CHF	3,882	USD	4,002	8/16/16	16,851
State Street Bank & Trust Co.	CNY	5,151	USD	786	8/16/16	13,718
State Street Bank & Trust Co.	EUR	3,285	USD	3,733	8/16/16	81,878
State Street Bank & Trust Co.	GBP	379	USD	521	8/16/16	16,236
State Street Bank & Trust Co.	HKD	7,825	USD	1,009	8/16/16	(493)
State Street Bank & Trust Co.	JPY	91,426	USD	879	8/16/16	(7,900)
State Street Bank & Trust Co.	NOK	899	USD	108	8/16/16	487
State Street Bank & Trust Co.	USD	204	AUD	279	8/16/16	3,425
State Street Bank & Trust Co.	USD	393	EUR	348	8/16/16	(6,290)
State Street Bank & Trust Co.	USD	927	GBP	644	8/16/16	(69,060)
State Street Bank & Trust Co.	USD	1,991	JPY	213,101	8/16/16	75,445
State Street Bank & Trust Co.	USD	401	NOK	3,284	8/16/16	(8,227)
State Street Bank & Trust Co.	USD	659	SEK	5,414	8/16/16	(18,166)
State Street Bank & Trust Co.	USD	1,089	CHF	1,056	11/16/16	1,039

						$335,052

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, the market value of this security amounted to $666,264 or 1.0% of net assets.

(b)	Non-income producing security.

(c)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

(e)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

Currency Abbreviations:

AUD—Australian Dollar

CAD—Canadian Dollar

CHF—Swiss Franc

CNY—Chinese Yuan Renminbi

EUR—Euro

GBP—Great British Pound

HKD—Hong Kong Dollar

IDR—Indonesian Rupiah

INR—Indian Rupee

JPY—Japanese Yen

NOK—Norwegian Krone

SEK—Swedish Krona

USD—United States Dollar

Glossary:

ADR—American Depositary Receipt

REG—Registered Shares

See notes to financial statements.

6

INTERNATIONAL GROWTH PORTFOLIO
STATEMENT OF ASSETS & LIABILITIES
June 30, 2016 (unaudited)	AB Variable Products Series Fund

ASSETS
Investments in securities, at value
Unaffiliated issuers (cost $52,838,829)	$66,043,002	(a)
Affiliated issuers (cost $2,324,568—investment of cash collateral for securities loaned)	2,324,568
Foreign currencies, at value (cost $180,790)	180,546
Receivable for investment securities sold and foreign currency transactions	2,810,323
Unrealized appreciation on forward currency exchange contracts	667,042
Dividends and interest receivable	360,164
Receivable for capital stock sold	21,938

Total assets	72,407,583

LIABILITIES
Payable for investment securities purchased and foreign currency transactions	2,667,380
Payable for collateral received on securities loaned	2,324,568
Unrealized depreciation on forward currency exchange contracts	331,990
Advisory fee payable	41,591
Payable for capital stock redeemed	23,486
Administrative fee payable	11,217
Distribution fee payable	7,708
Transfer Agent fee payable	112
Accrued expenses	69,556

Total liabilities	5,477,608

NET ASSETS	$66,929,975

COMPOSITION OF NET ASSETS
Capital stock, at par	$3,713
Additional paid-in capital	86,317,081
Undistributed net investment income	323,920
Accumulated net realized loss on investment and foreign currency transactions	(33,241,646)
Net unrealized appreciation on investments and foreign currency denominated assets and liabilities	13,526,907

	$66,929,975

Net Asset Value Per Share—1 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value
A	$29,981,594	1,650,804	$18.16
B	$36,948,381	2,061,746	$17.92

(a)	Includes securities on loan with a value of $2,368,230 (see Note E).

See notes to financial statements.

7

INTERNATIONAL GROWTH PORTFOLIO
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2016 (unaudited)	AB Variable Products Series Fund

INVESTMENT INCOME
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $86,501)	$853,439
Affiliated issuers	5,130
Securities lending income	14,206

872,775

EXPENSES
Advisory fee (see Note B)	251,567
Distribution fee—Class B	46,243
Transfer agency—Class A	1,057
Transfer agency—Class B	1,303
Custodian	47,831
Audit and tax	25,398
Administrative	23,999
Printing	19,132
Legal	14,916
Directors’ fees	10,665
Miscellaneous	6,061

Total expenses	448,172
Less: expenses waived and reimbursed by the Adviser (see Note E)	(58)

Net expenses	448,114

Net investment income	424,661

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions	(803,697)
Foreign currency transactions	515,406
Net change in unrealized appreciation/depreciation of:
Investments	(2,425,489)
Foreign currency denominated assets and liabilities	236,802

Net loss on investment and foreign currency transactions	(2,476,978)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$(2,052,317)

See notes to financial statements.

8

INTERNATIONAL GROWTH PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS	AB Variable Products Series Fund

	Six Months Ended June 30, 2016 (unaudited)		Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$424,661		$531,932
Net realized gain (loss) on investment and foreign currency transactions	(288,291)		2,788,389
Net change in unrealized appreciation/depreciation of investments and foreign currency denominated assets and liabilities	(2,188,687)		(4,603,184)

Net decrease in net assets from operations	(2,052,317)		(1,282,863)
DIVIDENDS TO SHAREHOLDERS FROM
Net investment income
Class A	–0	–	(126,565)
Class B	–0	–	(26,794)
CAPITAL STOCK TRANSACTIONS
Net decrease	(4,673,927)		(11,715,834)

Total decrease	(6,726,244)		(13,152,056)
NET ASSETS
Beginning of period	73,656,219		86,808,275

End of period (including undistributed net investment income of $323,920 and distributions in excess of net investment income of $(100,741), respectively)	$66,929,975		$73,656,219

See notes to financial statements.

9

INTERNATIONAL GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2016 (unaudited)	AB Variable Products Series Fund

NOTE A: Significant Accounting Policies

The AB International Growth Portfolio (the “Portfolio”) is a series of AB Variable Products Series Fund, Inc. (the “Fund”). The Portfolio’s investment objective is long-term growth of capital. The Portfolio is diversified as defined under the Investment Company Act of 1940. The Fund was incorporated in the State of Maryland on November 17, 1987, as an open-end series investment company. The Fund offers sixteen separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio’s net asset value per share.

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, AllianceBernstein L.P. (the “Adviser”) will have discretion to determine the best valuation (e.g. last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Such factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Portfolio may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Portfolio values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign

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AB Variable Products Series Fund

markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

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INTERNATIONAL GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2016:

	Level 1		Level 2		Level 3		Total
Investments in Securities:
Assets:
Common Stocks:
Financials	$830,494		$15,445,738		$–0	–	$16,276,232
Consumer Staples	–0	–	11,399,863		–0	–	11,399,863
Consumer Discretionary	4,562,161		6,356,800		–0	–	10,918,961
Industrials	864,306		6,875,511		–0	–	7,739,817
Information Technology	2,653,343		4,846,645		–0	–	7,499,988
Health Care	1,000,810		4,818,930		–0	–	5,819,740
Telecommunication Services	–0	–	2,406,191		–0	–	2,406,191
Materials	–0	–	2,379,065		–0	–	2,379,065
Utilities	–0	–	619,028		–0	–	619,028
Short-Term Investments	–0	–	984,117		–0	–	984,117
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	2,324,568		–0	–	–0	–	2,324,568

Total Investments in Securities	12,235,682		56,131,888	(b)	–0	–	68,367,570
Other Financial Instruments(a):
Assets:
Forward Currency Exchange Contracts	–0	–	667,042		–0	–	667,042
Liabilities:
Forward Currency Exchange Contracts	–0	–	(331,990)		–0	–	(331,990)

Total(c)	$12,235,682		$56,466,940		$–0	–	$68,702,622

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.

(b)	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available, see Note A.1.

(c)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Committee to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and processes at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

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AB Variable Products Series Fund

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolio’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolio’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Portfolio is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income.

6. Class Allocations

All income earned and expenses incurred by the Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Fund are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B: Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Portfolio pays the Adviser an advisory fee at an annual rate of .75% of the first $2.5 billion, .65% of the next $2.5 billion and .60% in excess of $5 billion, of the Portfolio’s average daily net assets. The fee is accrued daily and paid monthly.

Pursuant to the investment advisory agreement, the Portfolio may reimburse the Adviser for certain legal and accounting services provided to the Portfolio by the Adviser. For the six months ended June 30, 2016, the reimbursement for such services amounted to $23,999.

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INTERNATIONAL GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

The Portfolio compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation retained by ABIS amounted to $569 for the six months ended June 30, 2016.

Brokerage commissions paid on investment transactions for the six months ended June 30, 2016 amounted to $46,365, of which $0 and $0, respectively, was paid to Sanford C. Bernstein & Co. LLC and Sanford C. Bernstein Limited, affiliates of the Adviser.

NOTE C: Distribution Plan

The Portfolio has adopted a Distribution Plan (the “Plan”) for Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Portfolio pays distribution and servicing fees to AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, at an annual rate of up to .50% of the Portfolio’s average daily net assets attributable to Class B shares. The fees are accrued daily and paid monthly. The Board currently limits payments under the Plan to .25% of the Portfolio’s average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio’s Class B shares. Since the Distributor’s compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the “compensation” variety.

In the event that the Plan is terminated or not continued, no distribution or servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio’s shares.

NOTE D: Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2016 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$26,693,482		$31,618,112
U.S. government securities	–0	–	–0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding foreign currency transactions) are as follows:

Gross unrealized appreciation	$14,750,719
Gross unrealized depreciation	(1,546,546)

Net unrealized appreciation	$13,204,173

1. Derivative Financial Instruments

The Portfolio may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal type of derivative utilized by the Portfolio, as well as the methods in which they may be used are:

•	Forward Currency Exchange Contracts

The Portfolio may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of

14

AB Variable Products Series Fund

such contract would be included in net realized gain or loss on foreign currency transactions. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Portfolio. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the six months ended June 30, 2016, the Portfolio held forward currency exchange contracts for [                ] purposes.

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) or similar master agreements (collectively, “Master Agreements”) with its derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination.

Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as derivative transactions, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party. In the event of a default by a Master Agreements counterparty, the return of collateral with market value in excess of the Portfolio’s net liability, held by the defaulting party, may be delayed or denied.

The Portfolio’s Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Portfolio decline below specific levels (“net asset contingent features”). If these levels are triggered, the Portfolio’s counterparty has the right to terminate such transaction and require the Portfolio to pay or receive a settlement amount in connection with the terminated transaction. For additional details, please refer to netting arrangements by counterparty tables below.

At June 30, 2016, the Portfolio had entered into the following derivatives:

	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on forward currency exchange contracts	$667,042	Unrealized depreciation on forward currency exchange contracts	$331,990

Total		$667,042		$331,990

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Foreign exchange contracts	Net realized gain (loss) on foreign currency transactions; Net change in unrealized appreciation/depreciation of foreign currency denominated assets and liabilities	$477,137	$224,894

Total		$477,137	$224,894

The following table represents the average monthly volume of the Portfolio’s derivative transactions during the six months ended June 30, 2016:

Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$14,042,880
Average principal amount of sale contracts	$13,874,514

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INTERNATIONAL GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

For financial reporting purposes, the Portfolio does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All derivatives held at period end were subject to netting arrangements. The following table presents the Portfolio’s derivative assets and liabilities by counterparty net of amounts available for offset under Master Agreements (“MA”) and net of the related collateral received/pledged by the Portfolio as of June 30, 2016:

Counterparty	Derivative Assets Subject to a MA	Derivative Available for Offset		Cash Collateral Received		Security Collateral Received		Net Amount of Derivatives Assets
OTC Derivatives:
Barclays Bank PLC	$21,891	$(21,891)		$–0	–	$–0	–	$–0	–
BNP Paribas SA	26,262	(26,262)		–0	–	–0	–	–0	–
HSBC Bank USA	508	–0	–	–0	–	–0	–	508
JPMorgan Chase Bank	302,380	–0	–	–0	–	–0	–	302,380
Morgan Stanley & Co., Inc.	18,097	–0	–	–0	–	–0	–	18,097
Royal Bank of Scotland PLC	88,825	–0	–	–0	–	–0	–	88,825
State Street Bank & Trust Co.	209,079	(110,781)		–0	–	–0	–	98,298

Total	$667,042	$(158,934)		$–0	–	$–0	–	$508,108	^

Counterparty	Derivative Liabilities Subject to a MA	Derivative Available for Offset		Cash Collateral Pledged		Security Collateral Pledged		Net Amount of Derivatives Liabilities
OTC Derivatives:
Barclays Bank PLC	$30,782	$(21,891)		$–0	–	$–0	–	$8,891
BNP Paribas SA	186,981	(26,262)		–0	–	–0	–	160,719
Standard Chartered Bank	3,446	–0	–	–0	–	–0	–	3,446
State Street Bank & Trust Co.	110,781	(110,781)		–0	–	–0	–	–0	–

Total	$331,990	$(158,934)		$–0	–	$–0	–	$173,056	^

^	Net amount represents the net receivable/(payable) that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

2. Currency Transactions

The Portfolio may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Portfolio may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Portfolio may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Portfolio and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Portfolio may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E: Securities Lending

The Portfolio may enter into securities lending transactions. Under the Portfolio’s securities lending program, all loans of securities will be collateralized continually by cash. The Portfolio will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Portfolio in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. It is the policy of the Portfolio to receive collateral consisting of cash in an amount exceeding the value of the securities loaned. The Portfolio will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Portfolio amounts equal to any income or other distributions from the securities. The Portfolio will not have the right to vote on any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

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AB Variable Products Series Fund

Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in AB Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Portfolio, and as approved by the Board. Prior to June 24, 2016, such cash collateral received was invested in AB Exchange Reserves. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. When the Portfolio lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. At June 30, 2016, the Portfolio had securities on loan with a value of $2,368,230 and had received cash collateral which has been invested into AB Government Money Market Portfolio of $2,324,568. The cash collateral will be adjusted on the next business day to maintain the required collateral amount. The Portfolio earned securities lending income of $14,206, $5,013 and $117 from the borrowers, AB Exchange Reserves and AB Government Money Market Portfolio, respectively, for the six months ended June 30, 2016; these amounts are reflected in the statement of operations. In connection with the cash collateral investment by the Portfolio in the AB Government Money Market Portfolio, the Adviser has agreed to waive a portion of management fee assessed by the AB Government Money Market Portfolio. For the six months ended June 30, 2016, such waiver amounted to $58. A principal risk of lending portfolio securities is that the borrower will fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. A summary of the Portfolio’s transactions in shares of AB Exchange Reserves for the period January 1, 2016 to June 23, 2016 is as follows:

Market Value December 31, 2015 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Transfer to AB Government Money Market Portfolio (000)	Market Value June 23, 2016 (000)
$2,835	$21,435	$21,899	$2,371	$0

A summary of the Portfolio’s transactions in shares of AB Government Money Market Portfolio for the period June 24, 2016 to June 30, 2016 is as follows:

Market Value June 24, 2016 (000)	Transfer from AB Exchange Reserves (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value June 30, 2016 (000)
$0	$2,371	$1,036	$1,082	$2,325

NOTE F: Capital Stock

Each class consists of 500,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	SHARES			AMOUNT
	Six Months Ended June 30, 2016 (unaudited)		Year Ended December 31, 2015	Six Months Ended June 30, 2016 (unaudited)		Year Ended December 31, 2015
Class A
Shares sold	26,418		129,045	$470,476		$2,512,012
Shares issued in reinvestment of dividends	–0	–	6,544	–0	–	126,565
Shares redeemed	(152,951)		(402,478)	(2,701,166)		(7,834,655)

Net decrease	(126,533)		(266,889)	$(2,230,690)		$(5,196,078)

Class B
Shares sold	147,370		260,706	$2,638,463		$4,992,035
Shares issued in reinvestment of dividends	–0	–	1,402	–0	–	26,794
Shares redeemed	(291,100)		(602,977)	(5,081,700)		(11,538,585)

Net decrease	(143,730)		(340,869)	$(2,443,237)		$(6,519,756)

NOTE G: Risks Involved in Investing in the Portfolio

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

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INTERNATIONAL GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

Emerging Market Risk—Investments in emerging market countries may have more risk because the markets are less developed and less liquid, and because these investments may be subject to increased economic, political, regulatory, or other uncertainties.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Portfolio’s investments or reduce its returns.

Capitalization Risk—Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

Derivatives Risk—The Portfolio may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Portfolio, and subject to counterparty risk to a greater degree than more traditional investments. Derivatives may result in significant losses, including losses that are far greater than the value of the derivatives reflected on the statement of assets and liabilities.

Leverage Risk—When the Portfolio borrows money or otherwise leverages its investments, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Portfolio’s investments. The Portfolio may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures or by borrowing money. The use of derivative instruments by the Portfolio, such as forwards, futures, options and swaps, may also result in a form of leverage. Leverage may result in higher returns to the Portfolio than if the Portfolio were not leveraged, but may also adversely affect returns, particularly if the market is declining.

Indemnification Risk—In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Portfolio has not accrued any liability in connection with these indemnification provisions.

NOTE H: Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $280 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the six months ended June 30, 2016.

NOTE I: Distributions to Shareholders

The tax character of distributions to be paid for the year ending December 31, 2016 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended December 31, 2015 and December 31, 2014 were as follows:

	2015	2014
Distributions paid from:
Ordinary income	$153,359	$–0	–

Total taxable distributions paid	$153,359	$–0	–

As of December 31, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses	$(32,860,285	)(a)
Unrealized appreciation/(depreciation)	15,521,784	(b)

Total accumulated earnings/(deficit)	$(17,338,501)

(a)	As of December 31, 2015, the Portfolio had a net capital loss carryforward of $32,845,011. During the fiscal year, the Portfolio utilized $3,977,282 of capital loss carryforwards to offset current year net realized gains. At December 31, 2015, the Portfolio had a post-October short-term capital loss deferral of $15,274 which is deemed to arise on January 1, 2016.

(b)	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of gain/losses on certain derivative instruments.

18

AB Variable Products Series Fund

For tax purposes, net capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an indefinite period. These post-December 22, 2010 capital losses must be utilized prior to the earlier capital losses, which are subject to expiration. Post-December 22, 2010 capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered short-term as under previous regulation. As of December 31, 2015, the Portfolio had a net short-term capital loss carryforward of $32,845,011 which will expire in 2017.

NOTE J: New Accounting Pronouncement

In May 2015, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2015-07 (the “ASU”) which removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient. The ASU also removes the requirement to make certain disclosures for investments that are eligible to be measured at fair value using the net asset value per share practical expedient but do not utilize that practical expedient. The ASU is effective for annual periods beginning after December 15, 2015 and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

NOTE K: Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Portfolio’s financial statements through this date.

19

INTERNATIONAL GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS	AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

CLASS A
Six Months Ended June 30, 2016 (unaudited)	Year Ended December 31,
2015	2014	2013	2012	2011
Net asset value, beginning of period	$18.62	$19.04	$19.27	$17.13	$15.08	$18.42

Income From Investment Operations
Net investment income (a)	.12	(b)	.15	.24	.21	.21	.26
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.58)	(.50)	(.47)	2.11	2.12	(3.08)
Contributions from Affiliates	–0	–	–0	–	.00	(c)	–0	–	–0	–	.00	(c)

Net increase (decrease) in net asset value from operations	(.46)	(.35)	(.23)	2.32	2.33	(2.82)

Less: Dividends
Dividends from net investment income	–0	–	(.07)	–0	–	(.18)	(.28)	(.52)

Net asset value, end of period	$18.16	$18.62	$19.04	$19.27	$17.13	$15.08

Total Return
Total investment return based on net asset value (d)	(2.47)%	(1.87)%	(1.19)%	13.60%	15.54%	(15.85)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$29,982	$33,090	$38,924	$102,467	$97,611	$90,912
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.20	%^	1.11%	1.07%	.94%	.97%	.94%
Expenses, before waivers/reimbursements	1.20	%^	1.11%	1.07%	.94%	.97%	.94%
Net investment income	1.38	%^(b)	.78%	1.20%	1.15%	1.33%	1.53%
Portfolio turnover rate	40%	17%	29%	31%	52%	66%

See footnote summary on page 21.

20

AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

CLASS B
Six Months Ended June 30, 2016 (unaudited)	Year Ended December 31,
2015	2014	2013	2012	2011
Net asset value, beginning of period	$18.39	$18.81	$19.08	$16.96	$14.93	$18.24

Income From Investment Operations
Net investment income (a)	.10	(b)	.10	.20	.16	.18	.22
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.57)	(.51)	(.47)	2.09	2.08	(3.06)
Contributions from Affiliates	–0	–	–0	–	.00	(c)	–0	–	–0	–	.00	(c)

Net increase (decrease) in net asset value from operations	(.47)	(.41)	(.27)	2.25	2.26	(2.84)

Less: Dividends
Dividends from net investment income	–0	–	(.01)	–0	–	(.13)	(.23)	(.47)

Net asset value, end of period	$17.92	$18.39	$18.81	$19.08	$16.96	$14.93

Total Return
Total investment return based on net asset value (d)	(2.56)%	(2.17)%	(1.41)%	13.32%	15.23%	(16.04)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$36,948	$40,566	$47,884	$54,643	$58,694	$58,322
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.45	%^	1.36%	1.36%	1.19%	1.22%	1.19%
Expenses, before waivers/reimbursements	1.45	%^	1.36%	1.36%	1.19%	1.22%	1.19%
Net investment income	1.17	%^(b)	.52%	1.02%	.92%	1.11%	1.27%
Portfolio turnover rate	40%	17%	29%	31%	52%	66%

(a)	Based on average shares outstanding.

(b)	Net of expenses waived and reimbursed by the Adviser.

(c)	Amount is less than $.005.

(d)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect (i) insurance company’s separate account related expense charges and (ii) the deductions of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

^	Annualized.

See notes to financial statements.

21

INTERNATIONAL GROWTH PORTFOLIO
CONTINUANCE DISCLOSURE	AB Variable Products Series Fund

INFORMATION REGARDING THE REVIEW AND APPROVAL OF THE FUND’S ADVISORY AGREEMENT

The disinterested directors (the “directors”) of AB Variable Products Series Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB International Growth Portfolio (the “Fund”) at a meeting held on May 3-5, 2016 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed an independent evaluation prepared by the Company’s Senior Officer (who is also the Company’s Independent Compliance Officer) of the reasonableness of the advisory fee, in which the Senior Officer concluded that the contractual fee for the Fund was reasonable. The directors also discussed the proposed continuance in private sessions with counsel and the Company’s Senior Officer.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they receive presentations from the Adviser on the investment results of the Fund and review extensive materials and information presented by the Adviser.

The directors also considered all other factors they believed relevant, including the specific matters discussed below. In their deliberations, the directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Company’s Senior Officer. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues, expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2014 and 2015 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Company’s Senior Officer. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected

22

AB Variable Products Series Fund

by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of the Fund’s Class B shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an analytical service that is not affiliated with the Adviser, showing the performance of the Class A Shares of the Fund against a peer group and a peer universe selected by Broadridge, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended February 29, 2016 and (in the case of comparisons with the broad-based securities market index) the period since inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate paid by the Fund to the Adviser and information prepared by Broadridge concerning advisory fee rates paid by other funds in the same Broadridge category as the Fund at a common asset level. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors considered the Fund’s contractual effective advisory fee rate against a peer group median and took into account the impact on the advisory fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year.

The directors also considered the Adviser’s fee schedule for institutional clients pursuing a similar investment style. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and the evaluation from the Company’s Senior Officer and noted the differences between the Fund’s fee schedule, on the one hand, and the institutional fee schedule and the schedule of fees charged to any offshore funds and any sub-advised funds, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors noted that the Adviser advises another AB Fund with a substantially similar investment style for the same fee schedule as the Fund. The directors also considered that a portfolio of Sanford C. Bernstein Fund, Inc. pursuing a somewhat similar investment style has higher fee rates at each breakpoint of its fee schedule, and that the Adviser has been waiving 5 basis points of the advisory fee payable by that portfolio under its contract since November 2011.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to funds such as the Fund, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

The directors also considered the total expense ratio of the Class A shares of the Fund in comparison to a peer group and a peer universe selected by Broadridge. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s Broadridge category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. After reviewing and discussing the Adviser’s explanations of the reasons that the Fund’s expense ratio was above the medians, the directors concluded that the Fund’s expense ratio was acceptable.

23

INTERNATIONAL GROWTH PORTFOLIO
CONTINUANCE DISCLOSURE
(continued)	AB Variable Products Series Fund

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

24

INTERNATIONAL GROWTH PORTFOLIO
SENIOR OFFICER FEE EVALUATION	AB Variable Products Series Fund

THE FOLLOWING IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

SUMMARY OF SENIOR OFFICER’S EVALUATION OF INVESTMENT ADVISORY AGREEMENT1

The following is a summary of the evaluation of the Investment Advisory Agreement between AllianceBernstein L.P. (the “Adviser”) and the AB Variable Products Series Fund (the “Fund”), in respect of AB International Growth Portfolio (the “Portfolio”).2 The evaluation of the Investment Advisory Agreement was prepared by Philip L. Kirstein, the Senior Officer of the Fund, for the Directors of the Fund, as required by a September 2004 agreement between the Adviser and the New York State Attorney General (the “NYAG”). The Senior Officer’s evaluation of the Investment Advisory Agreement is not meant to diminish the responsibility or authority of the Board of Directors of the Fund to perform its duties pursuant to Section 15 of the Investment Company Act of 1940 (the “40 Act”) and applicable state law. The purpose of the summary is to provide shareholders with a synopsis of the independent evaluation of the reasonableness of the advisory fees proposed to be paid by the Portfolio which was provided to the Directors in connection with their review of the proposed approval of the continuance of the Investment Advisory Agreement. The Senior Officer’s evaluation considered the following factors:

1.	Advisory fees charged to institutional and other clients of the Adviser for like services;

2.	Advisory fees charged by other mutual fund companies for like services;

3.	Costs to the Adviser and its affiliates of supplying services pursuant to the advisory agreement, excluding any intra-corporate profit;

4.	Profit margins of the Adviser and its affiliates from supplying such services;

5.	Possible economies of scale as the Portfolio grows larger; and

6.	Nature and quality of the Adviser’s services including the performance of the Portfolio.

These factors, with the exception of the first factor, are generally referred to as the “Gartenberg factors,” which were articulated by the United States Court of Appeals for the Second Circuit in 1982. Gartenberg v. Merrill Lynch Asset Management, Inc., 694 F. 2d 923 (2d Cir. 1982). On March 30, 2010, the Supreme Court held the Gartenberg decision was correct in its basic formulation of what Section 36(b) requires: to face liability under Section 36(b), “an investment adviser must charge a fee that is so disproportionately large that it bears no reasonable relationship to the services rendered and could not have been the product of arm’s length bargaining.” Jones v. Harris Associates L.P., 130 S. Ct. 1418 (2010). In Jones, the Court stated the Gartenberg approach fully incorporates the correct understanding of fiduciary duty within the context of Section 36(b) and noted with approval that “Gartenberg insists that all relevant circumstances be taken into account” and “uses the range of fees that might result from arm’s length bargaining as the benchmark for reviewing challenged fees.”3

PORTFOLIO ADVISORY FEES, NET ASSETS & EXPENSE RATIOS

The Adviser proposed that the Portfolio pays the advisory fee set forth in the table below for receiving the services to be provided pursuant to the Investment Advisory Agreement. The fee schedule below, implemented in January 2004 in consideration of the Adviser’s settlement with the NYAG in December 2003, is based on a master schedule that contemplates eight categories of funds with almost all funds in each category having the same advisory fee schedule.

Portfolio	Category	Advisory Fee Based on % of Average Daily Net Assets	Net Assets 3/31/16 ($MIL)
International Growth Portfolio	International	0.75% on 1st $2.5 billion 0.65% on next $2.5 billion 0.60% on the balance	$69.3

The Adviser is reimbursed as specified in the Investment Advisory Agreement for certain clerical, legal, accounting, administrative and other services provided to the Portfolio. During the Portfolio’s most recently completed fiscal year, the Adviser received $50,338 (0.060% of the Portfolio’s average daily net assets) for such services.

1	The information in the fee summary was completed on April 21, 2016 and discussed with the Board of Directors on May 3-5, 2016.

2	Future references to the Fund and the Portfolio do not include “AB.” References in the fee summary pertaining to performance and expense ratio rankings refer to the Class A shares of the Portfolio.

3	Jones v. Harris at 1427.

25

INTERNATIONAL GROWTH PORTFOLIO
SENIOR OFFICER FEE EVALUATION
(continued)	AB Variable Products Series Fund

Set forth below are the Portfolio’s total expense ratios for the most recently completed fiscal year:

Portfolio	Total Expense Ratio	Fiscal Year
International Growth Portfolio	Class A 1.11%	December 31
Class B 1.36%

I. ADVISORY FEES CHARGED TO INSTITUTIONAL AND OTHER CLIENTS

The advisory fees charged to investment companies which the Adviser manages and sponsors are normally higher than those charged to similar sized institutional accounts, including pension plans and sub-advised investment companies. The fee differential reflects, among other things, different services provided to such clients, and different liabilities assumed. Services provided by the Adviser to the Portfolio that are not provided to non-investment company clients and sub-advised investment companies include providing office space and personnel to serve as Fund Officers, who among other responsibilities make the certifications required under the Sarbanes–Oxley Act of 2002, and coordinating with and monitoring the Portfolio’s third party service providers such as Fund counsel, auditors, custodians, transfer agents and pricing services. The accounting, administrative, legal and compliance requirements for the Portfolio are more costly than those for institutional assets due to the greater complexities and time required for investment companies, although as previously noted, the Adviser is reimbursed for providing some of these services. Also, retail mutual funds managed by the Adviser are widely held. Servicing the Portfolio’s investors is more time consuming and labor intensive compared to institutional clients since the Adviser needs to communicate with a more extensive network of financial intermediaries and shareholders. The Adviser also believes that it incurs substantial entrepreneurial risk when offering a new mutual fund, since establishing a new mutual fund requires a large upfront investment, and it may take a long time for the fund to achieve profitability since the fund must be priced to scale from inception in order to be competitive and assets are acquired one account at a time. In addition, managing the cash flow of an investment company may be more difficult than managing that of a stable pool of assets, such as an institutional account with little cash movement in either direction, particularly, if a fund is in net redemption and the Adviser is frequently forced to sell securities to raise cash for redemptions. However, managing a fund with positive cash flow may be easier at times than managing a stable pool of assets. In recent years, investment advisers have been sued by institutional clients and have suffered reputational damage both by the attendant publicity and outcomes other than complete victories. Accordingly, the legal and reputational risks associated with institutional accounts are greater than previously thought, although still not equal to those related to the mutual fund industry.

Notwithstanding the Adviser’s view that managing an investment company is not comparable to managing other institutional accounts because the services provided are different, the Supreme Court has indicated consideration should be given to the advisory fees charged to institutional accounts that have a substantially similar investment style as the Portfolio.4 In addition to the AB Institutional fee schedule, set forth below is what would have been the effective advisory fee of the Portfolio had the AB Institutional fee schedule been applicable to the Portfolio based on March 31, 2016 net assets:5

Portfolio	Net Assets 3/31/16 ($MIL)	AB Institutional Fee Schedule	Effective AB Inst. Adv. Fee	Portfolio Advisory Fee
International Growth Portfolio	$69.3	International Growth Trends Schedule	0.694%	0.750%
		0.85% on first $25m
		0.65% on next $25m
		0.55% on next $50m
		0.45% on the balance
		Minimum account size $25m

4	The Supreme Court stated that “courts may give such comparisons the weight that they merit in light of the similarities and differences between the services that the clients in question require, but the courts must be wary of inapt comparisons.” Among the significant differences the Supreme Court noted that may exist between services provided to mutual funds and institutional accounts are “higher marketing costs.” Jones v. Harris at 1428.

5	The Adviser has indicated that with respect to institutional accounts with assets greater than $300 million, it will negotiate a fee schedule. Discounts that are negotiated vary based upon each client relationship.

26

AB Variable Products Series Fund

The Adviser also manages AB International Growth Fund, Inc. (“International Growth Fund, Inc.”), a retail mutual fund, which has a substantially similar investment style as the Portfolio. Set forth below is the fee schedule of International Growth Fund, Inc. and what would have been the effective advisory fee of the Portfolio had the fee schedule of the retail mutual fund been applicable to the Portfolio:6

Portfolio	AB Mutual Fund	Fee Schedule	ABMF Effective Fee
International Growth Portfolio	International Growth Fund, Inc.	0.75% on first $2.5 billion 0.65% on next $2.5 billion 0.60% on the balance	0.750%

The Adviser manages Sanford C. Bernstein Fund, Inc. (“SCB Fund”), an open-end management investment company. The International Portfolio of SCB Fund (“SCB International Portfolio”) has a somewhat similar investment style as the Portfolio. Set forth below is the fee schedule of SCB International Portfolio and what would have been the effective advisory fee of the Portfolio had the fee schedule of SCB International Portfolio been applicable to the Portfolio based on March 31, 2016 net assets:

Portfolio	SCB Fund Portfolio	Fee Schedule	SCB Fund Effective Fee	Portfolio Advisory Fee
International Growth Portfolio[7]	International Portfolio	0.925% on 1st $1 billion 0.850% on next $3 billion 0.800% on next $2 billion 0.750% on next $2 billion 0.650% thereafter The Adviser is waving 5 basis points in advisory fees effective through October 31, 2016.	0.875%	0.750%

The Adviser represented that it does not sub-advise any registered investment company with a substantially similar investment style as the Portfolio.

II. MANAGEMENT FEES CHARGED BY OTHER MUTUAL FUND COMPANIES FOR LIKE SERVICES.

Broadridge, an analytical service that is not affiliated with the Adviser, compared the fees charged to the Portfolios with fees charged to other investment companies for similar services by other investment advisers.8,9 Broadridge’s analysis included each Portfolio’s contractual management fee, estimated at the approximate current asset level of the subject Portfolio, to the median of the Portfolio’s Broadridge Expense Group (“EG”) and the Portfolio’s contractual management fee ranking.10,11

6	The retail mutual fund was also affected by the settlement between the Adviser and the NYAG. As a result, the Portfolio has the same breakpoints in its advisory fee schedule as the retail mutual fund.

7	The investment guidelines of the Portfolio are more restrictive than the SCB Fund portfolio. The Portfolio invests primarily in international growth equity securities, in contrast to the SCB Fund portfolio, which invests in both international growth and international value equity securities.

8	On June 5, 2015, Broadridge Financial Solutions, Inc. (“Broadridge”) acquired the Fiduciary Services and Competitive Intelligence unit, i.e., the group responsible for providing the Portfolio’s 15(c) report, from Thomson Reuters’ Lipper division. The group that maintains Lipper’s expense and performance databases and investment classifications/objectives remains a part of Thomson Reuters’ Lipper division. Accordingly, the Portfolio’s investment classification/objective continues to be determined by Lipper.

9	The Supreme Court cautioned against accepting mutual fund fee comparisons without careful scrutiny since “these comparisons are problematic because these fees, like those challenged, may not be the product of negotiations conducted at arm’s length.” Jones v. Harris at 1429.

10	The contractual management fee is calculated by Broadridge using the Portfolio’s contractual management fee rate at a hypothetical asset level. The hypothetical asset level is based on the combined net assets of all classes of the Portfolio, rounded up to the next $25 million. Broadridge’s total expense ratio information is based on the most recent annual report except as otherwise noted. A ranking of “1” means that the Portfolio has the lowest effective fee rate in the Broadridge peer group.

11	The contractual management fee does not reflect any expense reimbursement made by the Portfolio to the Adviser for certain clerical, legal, accounting, administrative and other services.

27

INTERNATIONAL GROWTH PORTFOLIO
SENIOR OFFICER FEE EVALUATION
(continued)	AB Variable Products Series Fund

Broadridge describes an EG as a representative sample of comparable funds. Broadridge’s standard methodology for screening funds to be included in an EG entails the consideration of several fund criteria, including fund type, investment classification/objective, load type and similar 12b-1/non-12b-1 service fees, asset (size) comparability, expense components, operating structure, and expense attributes. An EG will typically consist of seven to twenty funds.

Portfolio	Contractual Management Fee (%)[12]	EG Median (%)	EG Rank
International Growth Portfolio	0.750	0.865	4/12

Broadridge also analyzed the Portfolio’s most recently completed fiscal year total expense ratio in comparison to the Portfolio’s EG and Broadridge Expense Universe (“EU”). The EU is a broader group compared to the EG, consisting of all funds that have the same investment classification/objective and load type as the subject Portfolio.13

Portfolio	Expense Ratio (%)[14]	EG Median (%)	EG Rank	EU Median (%)	EU Rank
International Growth Portfolio	1.114	1.014	9/12	0.923	19/23

Based on this analysis, the Portfolio has a more favorable ranking on a contractual management fee basis than they do on a total expense ratio basis.

III. COSTS TO THE ADVISER AND ITS AFFILIATES OF SUPPLYING SERVICES PURSUANT TO THE ADVISORY FEE ARRANGEMENT, EXCLUDING ANY INTRA-CORPORATE PROFIT.

The Adviser utilizes two profitability reporting systems, which operate independently but are aligned with each other, to estimate the Adviser’s profitability in connection with investment advisory services provided to the Portfolio. The Senior Officer has retained a consultant to provide independent advice regarding the alignment of the two profitability systems as well as the methodologies and allocations utilized by both profitability systems.

IV. PROFIT MARGINS OF THE ADVISER AND ITS AFFILIATES FOR SUPPLYING SUCH SERVICES.

The Portfolio’s profitability information, prepared by the Adviser for the Board of Directors, was reviewed by the Senior Officer and the consultant. The Adviser’s profitability from providing investment advisory services to the Portfolio decreased during calendar year 2015, relative to 2014.

In addition to the Adviser’s direct profits from managing the Portfolio, certain of the Adviser’s affiliates have business relationships with the Portfolio and may earn a profit from providing other services to the Portfolio. The courts have referred to this type of business opportunity as “fall-out benefits” to the Adviser and indicated that such benefits should be factored into the evaluation of the total relationship between the Portfolio and the Adviser. Neither case law nor common business practice precludes the Adviser’s affiliates from earning a reasonable profit on this type of relationship provided the affiliates’ charges and services are competitive. These affiliates provide transfer agent, distribution and brokerage related services to the Portfolio and receive transfer agent fees, Rule 12b-1 payments, and brokerage commissions. In addition, the Adviser benefits from soft dollar arrangements which offset expenses the Adviser would otherwise incur.

The Portfolio has adopted a distribution plan for Class B shares pursuant to Rule 12b-1 under the 40 Act. Under the distribution plan, the Portfolio pays distribution and servicing fees to its principal underwriter, AllianceBernstein Investments, Inc. (“ABI”), the Portfolio’s distributor and an affiliate of the Adviser, at an annual rate of up to 0.50% of the Portfolio’s average daily net assets attributable to Class B shares. The current annual rate that the Portfolio pays to ABI for 12b-1 fees is 0.25%. During the fiscal year ended December 31, 2015, ABI received $114,712 in Rule 12b-1 fees.

During the fiscal year ended December 31, 2014, the Adviser incurred distribution expenses in the amount of $234,511 in connection with activities primarily intended to result in the sale of the Portfolio’s Class B shares. This expense amount incurred by ABI is partially offset by the 12b-1 fees paid by the Portfolio.

12	The contractual management fee does not reflect any expense reimbursements made by the Portfolio to the Adviser for certain clerical, legal, accounting, administrative and other services.

13	Except for asset (size) comparability, Broadridge uses the same criteria for selecting an EG when selecting an EU. Unlike the EG, the EU allows for the same adviser to be represented by more than just one fund.

14	Most recently completed fiscal year end Class A total expense ratio.

28

AB Variable Products Series Fund

Financial intermediaries, such as insurers, market and sell shares of the Portfolio and typically receive compensation from ABI, the Advisers and/or the Portfolio for selling shares of the Portfolio. These financial intermediaries receive compensation in any or all of the following forms: 12b-1 fees, defrayal of costs for educational seminars and training, additional distribution support, recordkeeping and/or administrative services. Payments related to providing contract-holder recordkeeping and/or administrative services will generally not exceed 0.35% of the average daily net assets of the Portfolio attributable to the relevant intermediary over the year. With respect to the Fund, which includes the Portfolio and other Portfolios of the Fund not discussed in this summary, ABI paid approximately $400,000 in 2015 and expects to pay approximately $450,000 in 2016 for educational support and distribution assistance (revenue sharing payments).

The transfer agent of the Portfolio is AllianceBernstein Investor Services, Inc. (“ABIS”). During the most recently completed fiscal year, ABIS received a fee of $1,262 from the Portfolio.15

The Portfolio did not effect brokerage transactions and pay commissions to the Adviser’s affiliate, Sanford C. Bernstein & Co., LLC (“SCB & Co.”) nor its U.K. affiliate, Sanford C. Bernstein Limited (“SCB Ltd.”), collectively “SCB,” during the Portfolio’s most recently completed fiscal year. The Adviser represented that SCB’s profitability from business conducted in the future with the Portfolio would be comparable to the profitability of SCB’s dealings with other similar third party clients. In the ordinary course of business, SCB receives and pays liquidity rebates from electronic communications networks (“ECNs”) derived from trading for its clients. These credits and charges are not being passed onto any SCB client. The Adviser also receives certain soft dollar benefits from brokers that execute agency trades for the Portfolio and other clients. These soft dollar benefits reduce the Adviser’s cost of doing business and increase its profitability.

V. POSSIBLE ECONOMIES OF SCALE

The Adviser has indicated that economies of scale are being shared with shareholders through pricing to scale, breakpoints, fee reductions/waivers and enhancement to services.

In May 2012, an independent consultant, retained by the Senior Officer, provided the Board of Directors information on the Adviser’s firm-wide average costs from 2005 through 2011 and the potential economies of scale. The independent consultant noted that from 2005 through 2007 the Adviser experienced significant growth in assets under management (“AUM”). During this period, operating expenses increased, in part to keep up with growth, and in part reflecting market returns. However, from 2008 through the first quarter of 2009, AUM rapidly and significantly decreased due to declines in market value and client withdrawals. When AUM rapidly decreased, some operating expenses categories, including base compensation and office space, adjusted more slowly during this period, resulting in an increase in average costs. Since 2009, AUM has experienced less significant changes. The independent consultant noted that changes in operating expenses reflect changes in business composition and business practices in response to changes in financial markets. Finally, the independent consultant concluded that the increase in average cost and the decline in net operating margin across the Adviser since late 2008 are inconsistent with the view that there are currently reductions in average costs due to economies of scale that can be shared with the AB Mutual Funds managed by the Adviser through lower fees.

In February 2008, the independent consultant provided the Board of Directors an update of Deli’s study on advisory fees and various fund characteristics.16,17 The independent consultant first reiterated the results of his previous two dimensional comparison analysis (fund size and family size) with the Board of Directors.18 The independent consultant then discussed the results of the regression model that was utilized to study the effects of various factors on advisory fees. The regression model output indicated that the bulk of the variation in fees predicted were explained by various factors, but substantially by fund

15	The Fund, which includes the Portfolio and other Portfolios of the Fund paid ABIS a fee of $18,000 for each calendar year.

16	The Deli study, originally published in 2002 based on 1997 data and updated for the February 2008 Presentation, may be of diminished value due to the age of the data used in the presentation and the changes experienced in the industry over the last four years. Source: Deli, Daniel N. “Mutual Fund Advisory Contracts: An Empirical Investigation.” Journal of Finance, 57(1): 109-133 (2002).

17	As mentioned previously, the Supreme Court cautioned against accepting mutual fund fee comparisons without careful scrutiny since the fees may not be the product of negotiations conducted at arm’s length. See Jones v. Harris at 1429.

18	The two dimensional analysis showed patterns of lower advisory fees for funds with larger asset sizes and funds from larger family sizes compared to funds with smaller asset sizes and funds from smaller family sizes, which according to the independent consultant is indicative of a sharing of economies of scale and scope. However, in less liquid and active markets, such is not the case, as the empirical analysis showed potential for diseconomies of scale in those markets. The empirical analysis also showed diminishing economies of scale and scope as funds surpassed a certain high level of assets.

29

INTERNATIONAL GROWTH PORTFOLIO
SENIOR OFFICER FEE EVALUATION
(continued)	AB Variable Products Series Fund

AUM, family AUM, index fund indicator and investment style. The independent consultant also compared the advisory fees of the AB Mutual Funds to similar funds managed by 19 other large asset managers, regardless of the fund size and each Adviser’s proportion of mutual fund assets to non-mutual fund assets.

VI. NATURE AND QUALITY OF THE ADVISER’S SERVICES, INCLUDING THE PERFORMANCE OF THE PORTFOLIO

With assets under management of approximately $479 billion as of March 31, 2016, the Adviser has the investment experience to manage and provide non-investment services (described in Section I) to the Portfolio.

The information in the table below shows the 1, 3, 5 and 10 year net performance returns, rankings and quintiles19 of the Portfolios relative to their Broadridge Performance Group (“PG”) and Broadridge Performance Universe (“PU”)20 for the periods ended February 29, 2016.21

	Portfolio (%)	PG Median (%)	PU Median (%)	PG Rank	PU Rank
International Growth Portfolio
1 year	–16.14	–12.72	–12.32	12/12	25/27
3 year	–1.26	0.71	0.69	12/12	26/27
5 year	–0.84	1.31	1.38	12/12	25/26
10 year	0.75	2.87	2.04	11/11	21/23

Set forth below are the 1, 3, 5 and 10 year and since inception performance returns of the Portfolio (in bold)22 versus its benchmarks. Portfolio and benchmark volatility and reward-to-variability ratio (“Sharpe Ratio”) information is also shown.23

	Periods Ending February 29, 2016 Annualized Performance
	1 Year (%)	3 Year (%)	5 Year (%)	10 Year (%)	Since Inception (%)	Annualized		Risk Period (Year)
						Volatility (%)	Sharpe (%)
International Growth Portfolio	–16.14	–1.26	–0.84	0.75	6.63	20.43	0.08	10
MSCI AC World Ex US Net Index[24]	–17.37	–2.20	–1.29	1.43	4.32	19.03	0.11	10
MSCI World X-US Net Index	–15.69	–0.25	–0.11	1.45	4.14	N/A	N/A	N/A
Inception Date: September 23, 1994

CONCLUSION:

The Senior Officer observed that the Portfolio had a relatively high total expense ratio compared to the Portfolio’s Broadridge peers, and recommended that the Directors discuss with the Adviser possible actions to reduce the Portfolio’s total expense ratio. Based on the factors discussed above the Senior Officer’s conclusion is that the proposed advisory fee for the Portfolio is reasonable and within the range of what would have been negotiated at arm’s-length in light of all the surrounding circumstances. This conclusion in respect of the Portfolio is based on an evaluation of all of these factors and no single factor was dispositive.

Dated: June 2, 2016

19	The performance returns and rankings of the Portfolio are for the Portfolio’s Class A shares. The performance returns and rankings of the Portfolio were provided by Broadridge.

20	The Portfolio’s PG is identical to the Portfolio’s EG. The Portfolio’s PU is not identical to the Portfolio’s EU as the criteria for including/excluding a fund in/from a PU is different from that of an EU.

21	Note that the current Lipper investment classification/objective dictates the PG and PU throughout the life of each fund even if the fund had a different investment classification/objective at a different point in time.

22	The performance returns and risk measures shown in the table are for the Class A shares of the Portfolio.

23	Portfolio and benchmark volatility and Sharpe Ratio information was obtained through Lipper LANA, a database maintained by Lipper. Volatility is a statistical measure of the tendency of a market price or yield to vary over time. A Sharpe Ratio is a risk adjusted measure of return that divides a fund’s return in excess of the riskless return by the fund’s standard deviation. A fund with a greater volatility would be viewed as more risky than a fund with equivalent performance but lower volatility; for that reason, a greater return would be demanded for the more risky fund. A fund with a higher Sharpe Ratio would be viewed as better performing than a fund with a lower Sharpe Ratio.

24	Effective November 1, 2013, MSCI AC World Ex US Net Index became the Portfolio’s primary benchmark.

30

VPS-IG-0152-0616

JUN    06.30.16

SEMI-ANNUAL REPORT

AB VARIABLE PRODUCTS SERIES FUND, INC.

+	INTERNATIONAL VALUE PORTFOLIO

Investment Products Offered

➢	Are Not FDIC Insured
➢	May Lose Value
➢	Are Not Bank Guaranteed

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

INTERNATIONAL VALUE PORTFOLIO
EXPENSE EXAMPLE (unaudited)	AB Variable Products Series Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. The estimate of expenses does not include fees or other expenses of any variable insurance product. If such expenses were included, the estimate of expenses you paid during the period would be higher and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The estimate of expenses does not include fees or other expenses of any variable insurance product. If such expenses were included, the estimate of expenses you paid during the period would be higher and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of each class’ table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$934.20	$4.18	0.87%
Hypothetical (5% annual return before expenses)	$1,000	$1,020.54	$4.37	0.87%

Class B
Actual	$1,000	$932.10	$5.38	1.12%
Hypothetical (5% annual return before expenses)	$1,000	$1,019.29	$5.62	1.12%

*	Expenses are equal to each classes’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

1

INTERNATIONAL VALUE PORTFOLIO
TEN LARGERST HOLDINGS*
June 30, 2016 (unaudited)	AB Variable Products Series Fund

COMPANY	U.S. $ VALUE	PERCENT OF NET ASSETS
Roche Holding AG	$19,500,715	4.0%
Royal Dutch Shell PLC—Class A	19,001,886	3.9
BT Group PLC	18,021,140	3.7
Nippon Telegraph & Telephone Corp.	16,671,130	3.4
British American Tobacco PLC	16,513,245	3.3
Delhaize Group	15,350,771	3.1
Mitsubishi UFJ Financial Group, Inc.	13,019,101	2.6
ING Groep NV	11,891,682	2.4
Vodafone Group PLC	11,768,783	2.4
JX Holdings, Inc.	10,992,524	2.2

	$152,730,977	31.0%

SECTOR BREAKDOWN†

June 30, 2016 (unaudited)

SECTOR	U.S. $ VALUE	PERCENT OF TOTAL INVESTMENTS
Financials	$86,902,365	17.7%
Consumer Discretionary	79,982,824	16.3
Industrials	61,255,754	12.5
Telecommunication Services	53,912,285	11.0
Energy	52,783,420	10.8
Information Technology	44,700,788	9.1
Consumer Staples	40,036,232	8.2
Health Care	36,084,745	7.3
Materials	17,836,580	3.6
Utilities	13,694,660	2.8
Short-Term Investments	3,471,170	0.7

Total Investments	$490,660,823	100.0%

*	Long-term investments.

†	The Portfolio’s sector breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market. These sector classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Portfolio’s prospectus.

2

INTERNATIONAL VALUE PORTFOLIO
COUNTRY BREAKDOWN*
June 30, 2016 (unaudited)	AB Variable Products Series Fund

COUNTRY	U.S. $ VALUE	PERCENT OF TOTAL INVESTMENTS
Japan	$124,365,415	25.3%
United Kingdom	83,066,797	16.9
France	56,916,830	11.6
Netherlands	40,341,322	8.2
Germany	27,994,441	5.7
South Korea	23,267,144	4.7
Australia	23,113,116	4.7
Belgium	21,930,188	4.5
Switzerland	19,500,715	4.0
Denmark	14,693,547	3.0
Canada	11,527,467	2.4
Taiwan	10,169,710	2.1
Portugal	7,769,065	1.6
Other	22,533,896	4.6
Short-Term Investments	3,471,170	0.7

Total Investments	$490,660,823	100.0%

*	All data are as of June 30, 2016. The Portfolio’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. “Other” country weightings represent 1.2% or less in the following countries: Argentina, China, Hungary, India, Italy and Turkey.

3

INTERNATIONAL VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2016 (unaudited)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

COMMON STOCKS–98.9%
FINANCIALS–17.7%
BANKS–11.9%
Australia & New Zealand Banking Group Ltd.	280,480	$5,110,359
Bank of Queensland Ltd.	942,411	7,518,783
Danske Bank A/S	275,160	7,242,315
ING Groep NV	1,149,410	11,891,682
KB Financial Group, Inc.	128,860	3,664,255
KBC Groep NV(a)	133,780	6,579,417
Mitsubishi UFJ Financial Group, Inc.	2,904,200	13,019,101
OTP Bank PLC	153,134	3,426,736

		58,452,648

CAPITAL MARKETS–1.3%
Amundi SA(b)	81,705	3,394,883
Azimut Holding SpA	168,540	2,749,874

		6,144,757

DIVERSIFIED FINANCIAL SERVICES–1.0%
Challenger Ltd./Australia	745,470	4,870,326

INSURANCE–3.5%
Dongbu Insurance Co., Ltd.	82,600	4,971,735
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (REG)	36,460	6,114,160
NN Group NV	230,625	6,348,739

		17,434,634

		86,902,365

CONSUMER DISCRETIONARY–16.2%
AUTO COMPONENTS–5.1%
Hankook Tire Co., Ltd.(a)	85,884	3,821,011
Magna International, Inc. (New York)–Class A	184,940	6,485,846
Plastic Omnium SA	113,530	3,173,848
Sumitomo Electric Industries Ltd.(c)	531,400	7,033,313
Valeo SA	104,580	4,642,731

		25,156,749

AUTOMOBILES–4.8%
Honda Motor Co., Ltd.	386,000	9,682,904
Peugeot SA(a)	677,700	8,122,973
Tata Motors Ltd.–Class A(a)	1,327,986	5,785,602

		23,591,479

LEISURE PRODUCTS–1.1%
Bandai Namco Holdings, Inc.	211,300	5,452,916

MEDIA–5.2%
Altice NV–Class A(a)(c)	455,770	6,805,301
Liberty Global PLC–Series C(a)	287,567	8,238,795
Liberty Global PLC LiLAC(a)	35,879	1,165,722
Vivendi SA	511,626	9,571,862

		25,781,680

		79,982,824

INDUSTRIALS–12.4%
AEROSPACE & DEFENSE–1.4%
Airbus Group SE	120,540	6,909,344

AIRLINES–4.6%
International Consolidated Airlines Group SA(c)	1,416,060	7,023,216
Japan Airlines Co., Ltd.	311,800	10,031,415
Qantas Airways Ltd.(a)	2,650,045	5,613,648

		22,668,279

INDUSTRIAL CONGLOMERATES–1.2%
Rheinmetall AG	102,930	6,122,143

MACHINERY–3.1%
IHI Corp.	2,337,000	6,299,362
JTEKT Corp.	793,500	8,993,900

		15,293,262

ROAD & RAIL–2.1%
Central Japan Railway Co.	57,700	10,262,726

		61,255,754

TELECOMMUNICATION SERVICES–11.0%
DIVERSIFIED TELECOMMUNICATION SERVICES–8.6%
BT Group PLC	3,278,600	18,021,140
Nippon Telegraph & Telephone Corp.	355,500	16,671,130
TDC A/S	1,520,514	7,451,232

		42,143,502

WIRELESS TELECOMMUNICATION SERVICES–2.4%
Vodafone Group PLC	3,860,064	11,768,783

		53,912,285

ENERGY–10.7%
OIL, GAS & CONSUMABLE FUELS–10.7%
Canadian Natural Resources Ltd.	163,410	5,041,621
JX Holdings, Inc.	2,816,200	10,992,524
Royal Dutch Shell PLC (Euronext Amsterdam)–Class A	339,360	9,308,778
Royal Dutch Shell PLC–Class A	352,924	9,693,108
TOTAL SA	163,856	7,857,877
Tupras Turkiye Petrol Rafinerileri AS	225,240	5,000,289
YPF SA (Sponsored ADR)	254,647	4,889,223

		52,783,420

4

AB Variable Products Series Fund

Company	Shares	U.S. $ Value

INFORMATION TECHNOLOGY–9.1%
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS–0.9%
Largan Precision Co., Ltd.	48,000	$4,439,192

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT–5.8%
Infineon Technologies AG	524,020	7,585,922
Novatek Microelectronics Corp.	1,529,000	5,730,518
SCREEN Holdings Co., Ltd.	803,000	8,740,013
Sumco Corp.(c)	988,100	6,330,033

		28,386,486

SOFTWARE–1.3%
Nintendo Co., Ltd.	43,900	6,308,390

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS–1.1%
Samsung Electronics Co., Ltd.	4,470	5,566,720

		44,700,788

CONSUMER STAPLES–8.1%
FOOD & STAPLES RETAILING–3.1%
Delhaize Group	145,320	15,350,771

HOUSEHOLD PRODUCTS–1.7%
Henkel AG & Co. KGaA (Preference Shares)	66,870	8,172,216

TOBACCO–3.3%
British American Tobacco PLC	254,720	16,513,245

		40,036,232

HEALTH CARE–7.3%
PHARMACEUTICALS–7.3%
GlaxoSmithKline PLC	495,590	10,642,788
Roche Holding AG	73,900	19,500,715
Sanofi	71,510	5,941,242

		36,084,745

MATERIALS–3.6%
CHEMICALS–3.6%
Arkema SA	95,511	7,302,070
JSR Corp.	343,400	4,547,688
Koninklijke DSM NV	103,775	5,986,822

		17,836,580

UTILITIES–2.8%
ELECTRIC UTILITIES–2.7%
EDP–Energias de Portugal SA	2,537,610	7,769,065
Korea Electric Power Corp.	99,890	5,243,423

		13,012,488

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS–0.1%
Huaneng Power International, Inc.–Class H	1,096,000	682,172

		13,694,660

Total Common Stocks (cost $507,862,595)		487,189,653

	Principal Amount (000)
SHORT-TERM INVESTMENTS–0.7%
TIME DEPOSIT–0.7%
State Street Time Deposit 0.01%, 7/01/16 (cost $3,471,170)	$3,471	3,471,170

	Shares
Total Investments Before Security Lending Collateral for Securities Loaned–99.6% (cost $511,333,765)		490,660,823

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED–4.1%
INVESTMENT COMPANIES–4.1%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 0.25%(d)(e) (cost $20,021,274)	20,021,274	20,021,274

TOTAL INVESTMENTS–103.7% (cost $531,355,039)		510,682,097
Other assets less liabilities–(3.7)%		(18,253,024)

NET ASSETS–100.0%		$492,429,073

5

INTERNATIONAL VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)	AB Variable Products Series Fund

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	4,144	EUR	3,747	7/15/16	$15,867
Barclays Bank PLC	KRW	4,569,183	USD	3,985	7/15/16	22,723
Barclays Bank PLC	TWD	115,373	USD	3,564	7/15/16	(22,228)
BNP Paribas SA	USD	20,445	AUD	27,290	7/15/16	(99,630)
BNP Paribas SA	USD	3,606	EUR	3,191	7/15/16	(63,725)
BNP Paribas SA	USD	33,013	JPY	3,637,483	7/15/16	2,221,847
BNP Paribas SA	CAD	5,379	USD	4,242	10/19/16	77,862
BNP Paribas SA	GBP	1,583	USD	2,112	10/19/16	2,282
Citibank	CAD	8,429	USD	6,414	7/15/16	(110,365)
Citibank	EUR	12,821	USD	14,402	7/15/16	168,478
Citibank	NOK	11,286	USD	1,379	7/15/16	30,473
Citibank	SEK	43,925	USD	5,339	7/15/16	145,636
Citibank	USD	12,677	CHF	12,542	7/15/16	175,022
Citibank	USD	981	ILS	3,696	7/15/16	(23,390)
Citibank	USD	3,248	NOK	27,015	7/15/16	(20,192)
Citibank	USD	30,218	SEK	245,263	7/15/16	(1,218,145)
Citibank	EUR	4,508	USD	5,023	10/19/16	750
Credit Suisse International	AUD	9,847	USD	7,450	7/15/16	109,028
Credit Suisse International	CHF	14,612	USD	14,771	7/15/16	(202,368)
Credit Suisse International	HUF	857,088	USD	3,042	7/15/16	29,921
Credit Suisse International	JPY	862,569	USD	7,678	7/15/16	(677,228)
Credit Suisse International	NZD	13,132	USD	8,850	7/15/16	(521,095)
Credit Suisse International	SEK	91,088	USD	10,956	7/15/16	185,622
Credit Suisse International	USD	27,757	CHF	27,008	7/15/16	(81,782)
Credit Suisse International	USD	7,431	JPY	825,212	7/15/16	562,249
Credit Suisse International	USD	11,347	NOK	96,291	7/15/16	159,102
Deutsche Bank AG	USD	6,033	JPY	653,993	7/15/16	301,970
Goldman Sachs Bank USA	CNY	25,389	USD	3,859	7/15/16	45,582
Goldman Sachs Bank USA	JPY	4,655,886	USD	41,919	7/15/16	(3,181,546)
HSBC Bank USA	AUD	7,338	USD	5,259	7/15/16	(211,802)
HSBC Bank USA	EUR	2,253	USD	2,557	7/15/16	56,350
HSBC Bank USA	GBP	1,251	USD	1,827	7/15/16	161,555
HSBC Bank USA	ILS	7,630	USD	2,017	7/15/16	39,339
HSBC Bank USA	USD	3,875	CNY	25,389	7/15/16	(61,485)
HSBC Bank USA	USD	9,208	GBP	6,261	7/15/16	(872,630)
JPMorgan Chase Bank	AUD	5,710	USD	4,103	7/15/16	(153,478)
JPMorgan Chase Bank	GBP	3,428	USD	4,687	7/15/16	123,493
JPMorgan Chase Bank	NOK	87,249	USD	10,471	7/15/16	45,943
JPMorgan Chase Bank	GBP	14,310	USD	19,580	10/19/16	509,313
Morgan Stanley & Co., Inc.	CAD	1,861	USD	1,436	7/15/16	(4,179)
Morgan Stanley & Co., Inc.	EUR	5,096	USD	5,757	7/15/16	99,829
Morgan Stanley & Co., Inc.	USD	19,278	EUR	17,179	7/15/16	(206,565)
Morgan Stanley & Co., Inc.	EUR	2,775	USD	3,143	10/19/16	51,549
Morgan Stanley & Co., Inc.	JPY	271,795	USD	2,568	10/19/16	(73,709)
Morgan Stanley & Co., Inc.	USD	4,438	CHF	4,259	10/19/16	(49,679)
Morgan Stanley & Co., Inc.	USD	14,739	GBP	10,305	10/19/16	(1,005,215)
Nomura Global Financial Products, Inc.	USD	8,519	JPY	945,671	7/15/16	641,397
Royal Bank of Scotland PLC	KRW	21,134,634	USD	18,127	7/15/16	(199,646)
Royal Bank of Scotland PLC	USD	1,656	CAD	2,134	7/15/16	(3,723)

6

AB Variable Products Series Fund

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Royal Bank of Scotland PLC	USD	8,997	NZD	13,132	7/15/16	$374,508
Royal Bank of Scotland PLC	USD	1,560	TWD	50,661	7/15/16	14,581
Standard Chartered Bank	JPY	173,749	USD	1,544	7/15/16	(139,189)
Standard Chartered Bank	TWD	182,877	USD	5,629	7/15/16	(56,169)
State Street Bank & Trust Co.	CHF	1,376	USD	1,418	7/15/16	8,224
State Street Bank & Trust Co.	EUR	4,892	USD	5,556	7/15/16	125,015
State Street Bank & Trust Co.	GBP	1,582	USD	2,242	7/15/16	135,578
State Street Bank & Trust Co.	JPY	1,154,127	USD	10,735	7/15/16	(444,500)
State Street Bank & Trust Co.	USD	1,042	ILS	3,934	7/15/16	(22,183)
State Street Bank & Trust Co.	EUR	3,294	USD	3,729	10/19/16	59,188
State Street Bank & Trust Co.	USD	5,686	CHF	5,450	10/19/16	(71,072)
UBS AG	CHF	2,291	USD	2,361	7/15/16	13,283
UBS AG	EUR	2,178	USD	2,468	7/15/16	50,367

						$(3,032,992)

(a)	Non-income producing security.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, the market value of this security amounted to $3,394,883 or 0.7% of net assets.

(c)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

(e)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

Currency Abbreviations:

AUD—Australian Dollar

CAD—Canadian Dollar

CHF—Swiss Franc

CNY—Chinese Yuan Renminbi

EUR—Euro

GBP—Great British Pound

HUF—Hungarian Forint

ILS—Israeli Shekel

JPY—Japanese Yen

KRW—South Korean Won

NOK—Norwegian Krone

NZD—New Zealand Dollar

SEK—Swedish Krona

TWD—New Taiwan Dollar

USD—United States Dollar

Glossary:

ADR—American Depositary Receipt

REG—Registered Shares

See notes to financial statements.

7

INTERNATIONAL VALUE PORTFOLIO
STATEMENT OF ASSETS & LIABILITIES
June 30, 2016 (unaudited)	AB Variable Products Series Fund

ASSETS
Investments in securities, at value
Unaffiliated issuers (cost $511,333,765)	$490,660,823 (a)
Affiliated issuers (cost $20,021,274—investment of cash collateral for securities loaned)	20,021,274
Foreign currencies, at value (cost $1,783,508)	1,777,799
Unrealized appreciation on forward currency exchange contracts	6,763,926
Receivable for investment securities sold and foreign currency transactions	3,690,332
Dividends and interest receivable	3,671,741
Receivable for capital stock sold	487,779

Total assets	527,073,674

LIABILITIES
Payable for collateral received on securities loaned	20,021,274
Unrealized depreciation on forward currency exchange contracts	9,796,918
Payable for investment securities purchased and foreign currency transactions	3,776,326
Payable for capital stock redeemed	367,842
Advisory fee payable	313,289
Distribution fee payable	95,074
Administrative fee payable	11,524
Transfer Agent fee payable	112
Accrued expenses	262,242

Total liabilities	34,644,601

NET ASSETS	$492,429,073

COMPOSITION OF NET ASSETS
Capital stock, at par	$39,357
Additional paid-in capital	1,536,637,999
Undistributed net investment income	9,221,755
Accumulated net realized loss on investment and foreign currency transactions	(1,029,698,545)
Net unrealized depreciation on investments and foreign currency denominated assets and liabilities	(23,771,493)

$492,429,073

Net Asset Value Per Share—1 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value
A	$44,924,740	3,558,257	$12.63
B	$447,504,333	35,798,774	$12.50

(a)	Includes securities on loan with a value of $19,183,095 (see Note E).

See notes to financial statements.

8

INTERNATIONAL VALUE PORTFOLIO
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2016 (unaudited)	AB Variable Products Series Fund

INVESTMENT INCOME
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $1,359,985)	$10,975,622
Affiliated issuers	21,055
Securities lending income	163,425

11,160,102

EXPENSES
Advisory fee (see Note B)	2,028,598
Distribution fee—Class B	618,960
Transfer agency—Class A	226
Transfer agency—Class B	2,434
Printing	109,606
Custodian	107,993
Legal	25,580
Audit and tax	25,398
Administrative	24,058
Directors’ fees	10,665
Miscellaneous	16,397

Total expenses	2,969,915
Less: expenses waived and reimbursed by the Adviser (see Note E)	(373)

Net expenses	2,969,542

Net investment income	8,190,560

REALIZED AND UNREALIZED LOSS ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized loss on:
Investment transactions	(20,003,614)
Futures	(1,659,059)
Foreign currency transactions	(1,328,171)
Net change in unrealized appreciation/depreciation of:
Investments	(20,298,225)
Futures	(16,405)
Foreign currency denominated assets and liabilities	(2,883,260)

Net loss on investment and foreign currency transactions	(46,188,734)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$(37,998,174)

See notes to financial statements.

9

INTERNATIONAL VALUE PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS	AB Variable Products Series Fund

	Six Months Ended June 30, 2016 (unaudited)		Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$8,190,560		$12,425,614
Net realized gain (loss) on investment and foreign currency transactions	(22,990,844)		28,496,624
Net change in unrealized appreciation/depreciation of investments and foreign currency denominated assets and liabilities	(23,197,890)		(21,603,964)

Net increase (decrease) in net assets from operations	(37,998,174)		19,318,274
DIVIDENDS TO SHAREHOLDERS FROM
Net investment income
Class A	–0	–	(1,256,699)
Class B	–0	–	(13,020,683)
CAPITAL STOCK TRANSACTIONS
Net decrease	(68,984,275)		(71,815,762)

Total decrease	(106,982,449)		(66,774,870)
NET ASSETS
Beginning of period	599,411,522		666,186,392

End of period (including undistributed net investment income of $9,221,755 and $1,031,195, respectively)	$492,429,073		$599,411,522

See notes to financial statements.

10

INTERNATIONAL VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2016 (unaudited)	AB Variable Products Series Fund

NOTE A: Significant Accounting Policies

The AB International Value Portfolio (the “Portfolio”) is a series of AB Variable Products Series Fund, Inc. (the “Fund”). The Portfolio’s investment objective is long-term growth of capital. The Portfolio is diversified as defined under the Investment Company Act of 1940. The Fund was incorporated in the State of Maryland on November 17, 1987, as an open-end series investment company. The Fund offers sixteen separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio’s net asset value per share.

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, AllianceBernstein L.P. (the “Adviser”) will have discretion to determine the best valuation (e.g. last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Such factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Portfolio may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Portfolio values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign

11

INTERNATIONAL VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2016:

	Level 1		Level 2		Level 3		Total
Investments in Securities:
Assets:
Common Stocks:
Financials	$–0	–	$86,902,365		$–0	–	$86,902,365
Consumer Discretionary	15,890,363		64,092,461		–0	–	79,982,824
Industrials	–0	–	61,255,754		–0	–	61,255,754
Telecommunication Services	–0	–	53,912,285		–0	–	53,912,285
Energy	9,930,844		42,852,576		–0	–	52,783,420
Information Technology	–0	–	44,700,788		–0	–	44,700,788
Consumer Staples	–0	–	40,036,232		–0	–	40,036,232
Health Care	–0	–	36,084,745		–0	–	36,084,745
Materials	–0	–	17,836,580		–0	–	17,836,580
Utilities	–0	–	13,694,660		–0	–	13,694,660
Short-Term Investments	–0	–	3,471,170		–0	–	3,471,170
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	20,021,274		–0	–	–0	–	20,021,274

Total Investments in Securities	45,842,481		464,839,616	(b)	–0	–	510,682,097

12

AB Variable Products Series Fund

	Level 1		Level 2	Level 3		Total
Other Financial Instruments(a):
Assets:
Forward Currency Exchange Contracts	$–0	–	$6,763,926	$–0	–	$6,763,926
Liabilities:
Forward Currency Exchange Contracts	–0	–	(9,796,918)	–0	–	(9,796,918)

Total(c)(d)	$45,842,481		$461,806,624	$–0	–	$507,649,105

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.

(b)	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available, see Note A.1.

(c)	An amount of $20,217,504 was transferred from Level 1 to Level 2 due to the above mentioned foreign equity fair valuation using third party vendor modeling tools during the reporting period.

(d)	There were no transfers from Level 2 to Level 1 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Committee to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and processes at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

13

INTERNATIONAL VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

4. Taxes

It is the Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolio’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolio’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Portfolio is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income.

6. Class Allocations

All income earned and expenses incurred by the Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Fund are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B: Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Portfolio pays the Adviser an advisory fee at an annual rate of .75% of the first $2.5 billion, ..65% of the next $2.5 billion and .60% in excess of $5 billion, of the Portfolio’s average daily net assets. The fee is accrued daily and paid monthly. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis (the “Expense Caps”) to 1.20% and 1.45% of daily average net assets for Class A and Class B shares, respectively. For the six months ended June 30, 2016, there were no expenses waived by the Adviser.

Pursuant to the investment advisory agreement, the Portfolio may reimburse the Adviser for certain legal and accounting services provided to the Portfolio by the Adviser. For the six months ended June 30, 2016, the reimbursement for such services amounted to $24,058.

The Portfolio compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation retained by ABIS amounted to $569 for the six months ended June 30, 2016.

Brokerage commissions paid on investment transactions for the six months ended June 30, 2016 amounted to $353,853, of which $0 and $0, respectively, was paid to Sanford C. Bernstein & Co. LLC and Sanford C. Bernstein Limited, affiliates of the Adviser.

NOTE C: Distribution Plan

The Portfolio has adopted a Distribution Plan (the “Plan”) for Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Portfolio pays distribution and servicing fees to AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, at an annual rate of up to .50% of the Portfolio’s average daily net assets attributable to Class B shares. The fees are accrued daily and paid monthly. The Board currently limits

14

AB Variable Products Series Fund

payments under the Plan to .25% of the Portfolio’s average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio’s Class B shares. Since the Distributor’s compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the “compensation” variety.

In the event that the Plan is terminated or not continued, no distribution or servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio’s shares.

NOTE D: Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2016 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$163,495,141		$224,440,379
U.S. government securities	–0	–	–0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding futures and foreign currency transactions) are as follows:

Gross unrealized appreciation	$33,922,449
Gross unrealized depreciation	(54,595,391)

Net unrealized appreciation	$(20,672,942)

1. Derivative Financial Instruments

The Portfolio may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Portfolio, as well as the methods in which they may be used are:

•	Futures

The Portfolio may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. The Portfolio bears the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Portfolio may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

At the time the Portfolio enters into futures, the Portfolio deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is effected. Such amount is shown as cash collateral due from broker on the statement of assets and liabilities. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

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INTERNATIONAL VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

Use of long futures subjects the Portfolio to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures. Use of short futures subjects the Portfolio to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of futures can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

During the six months ended June 30, 2016, the Portfolio held futures for non-hedging purposes.

•	Forward Currency Exchange Contracts

The Portfolio may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Portfolio. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the six months ended June 30, 2016, the Portfolio held forward currency exchange contracts for hedging and non-hedging purposes.

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) or similar master agreements (collectively, “Master Agreements”) with its derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination.

Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as derivative transactions, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party. In the event of a default by a Master Agreements counterparty, the return of collateral with market value in excess of the Portfolio’s net liability, held by the defaulting party, may be delayed or denied.

The Portfolio’s Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Portfolio decline below specific levels (“net asset contingent features”). If these levels are triggered, the Portfolio’s counterparty has the right to terminate such transaction and require the Portfolio to pay or receive a settlement amount in connection with the terminated transaction. For additional details, please refer to netting arrangements by counterparty tables below.

At June 30, 2016, the Portfolio had entered into the following derivatives:

	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on forward currency exchange contracts	$6,763,926	Unrealized depreciation on forward currency exchange contracts	$9,796,918

Total		$6,763,926		$9,796,918

16

AB Variable Products Series Fund

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Equity contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation/depreciation of futures	$(1,659,059)	$(16,405)
Foreign exchange contracts	Net realized gain (loss) on foreign currency transactions; Net change in unrealized appreciation/depreciation of foreign currency denominated assets and liabilities	(1,457,822)	(3,019,043)

Total		$(3,116,881)	$(3,035,448)

The following table represents the average monthly volume of the Portfolio’s derivative transactions during the six months ended June 30, 2016:

Futures:
Average original value of buy contracts	$4,004,957	(a)
Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$174,253,688
Average principal amount of sale contracts	$177,211,493

(a)	Positions were open for four months during the period.

For financial reporting purposes, the Portfolio does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All derivatives held at period end were subject to netting arrangements. The following table presents the Portfolio’s derivative assets and liabilities by counterparty net of amounts available for offset under Master Agreements (“MA”) and net of the related collateral received/pledged by the Portfolio as of June 30, 2016:

Counterparty	Derivative Assets Subject to a MA	Derivative Available for Offset		Cash Collateral Received		Security Collateral Received		Net Amount of Derivatives Assets
OTC Derivatives:
Bank of America, NA	$15,867	$–0	–	$–0	–	$–0	–	$15,867
Barclays Bank PLC	22,723	(22,228)		–0	–	–0	–	495
BNP Paribas SA	2,301,991	(163,355)		–0	–	–0	–	2,138,636
Citibank	520,358	(520,358)		–0	–	–0	–	–0	–
Credit Suisse International	1,045,922	(1,045,922)		–0	–	–0	–	–0	–
Deutsche Bank AG	301,970	–0	–	–0	–	–0	–	301,970
Goldman Sachs Bank USA	45,582	(45,582)		–0	–	–0	–	–0	–
HSBC Bank USA	257,244	(257,244)		–0	–	–0	–	–0	–
JPMorgan Chase Bank	678,748	(153,478)		–0	–	–0	–	525,270
Morgan Stanley & Co., Inc.	151,378	(151,378)		–0	–	–0	–	–0	–
Nomura Global Financial Products, Inc.	641,397	–0	–	–0	–	–0	–	641,397
Royal Bank of Scotland PLC	389,089	(203,369)		–0	–	–0	–	185,720
State Street Bank & Trust Co.	328,005	(328,005)		–0	–	–0	–	–0	–
UBS AG	63,650	–0	–	–0	–	–0	–	63,650

Total	$6,763,924	$(2,890,919)		$–0	–	$–0	–	$3,873,005	^

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INTERNATIONAL VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

Counterparty	Derivative Liabilities Subject to a MA	Derivative Available for Offset	Cash Collateral Pledged		Security Collateral Pledged		Net Amount of Derivatives Liabilities
OTC Derivatives:
Barclays Bank PLC	$22,228	$(22,228)	$–0	–	$–0	–	$–0	–
BNP Paribas SA	163,355	(163,355)	–0	–	–0	–	–0	–
Citibank	1,372,092	(520,358)	–0	–	–0	–	851,734
Credit Suisse International	1,482,473	(1,045,922)	–0	–	–0	–	436,551
Goldman Sachs Bank USA	3,181,546	(45,582)	–0	–	–0	–	3,135,964
HSBC Bank USA	1,145,917	(257,244)	–0	–	–0	–	888,673
JPMorgan Chase Bank	153,478	(153,478)	–0	–	–0	–	–0	–
Morgan Stanley & Co., Inc.	1,339,346	(151,378)	–0	–	–0	–	1,187,968
Royal Bank of Scotland PLC	203,369	(203,369)	–0	–	–0	–	–0	–
Standard Chartered Bank	195,358	0	–0	–	–0	–	195,358
State Street Bank & Trust Co.	537,754	(328,005)	–0	–	–0	–	209,749

Total	$9,796,916	$(2,890,919)	$–0	–	$–0	–	$6,905,997	^

^	Net amount represents the net receivable/(payable) that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

2. Currency Transactions

The Portfolio may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Portfolio may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Portfolio may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Portfolio and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Portfolio may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E : Securities Lending

The Portfolio may enter into securities lending transactions. Under the Portfolio’s securities lending program, all loans of securities will be collateralized continually by cash. The Portfolio will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Portfolio in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. It is the policy of the Portfolio to receive collateral consisting of cash in an amount exceeding the value of the securities loaned. The Portfolio will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Portfolio amounts equal to any income or other distributions from the securities. The Portfolio will not have the right to vote on any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in AB Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Portfolio, and as approved by the Board. Prior to June 24, 2016, such cash collateral received was invested in AB Exchange Reserves. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. When the Portfolio lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. At June 30, 2016, the Portfolio had securities on loan with a value of $19,183,095 and had received cash collateral which has been invested into AB Government Money Market Portfolio of $20,021,274. The cash collateral will be adjusted on the next business day to maintain the required collateral amount. The Portfolio earned securities lending income of $163,425, $20,273 and $782 from the borrowers, AB Exchange Reserves and AB Government Money Market Portfolio, respectively, for the six months ended June 30, 2016; these amounts are reflected in the statement of operations. In connection with the

18

AB Variable Products Series Fund

cash collateral investment by the Portfolio in the AB Government Money Market Portfolio, the Adviser has agreed to waive a portion of management fee assessed by the AB Government Money Market Portfolio. For the six months ended June 30, 2016, such waiver amounted to $373. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. A summary of the Portfolio’s transactions in shares of AB Exchange Reserves for the period January 1, 2016 to June 23, 2016 is as follows:

Market Value December 31, 2015 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Transfer to AB Government Money Market Portfolio (000)	Market Value June 23, 2016 (000)
$3,408	$177,576	$163,704	$17,280	$0

A summary of the Portfolio’s transactions in shares of AB Government Money Market Portfolio for the period June 24, 2016 to June 30, 2016 is as follows:

Market Value June 24, 2016 (000)	Transfer from AB Exchange Reserves (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value June 30, 2016 (000)
$0	$17,280	$5,855	$3,114	$20,021

NOTE F: Capital Stock

Each class consists of 500,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	SHARES			AMOUNT
	Six Months Ended June 30, 2016 (unaudited)		Year Ended December 31, 2015	Six Months Ended June 30, 2016 (unaudited)		Year Ended December 31, 2015
Class A
Shares sold	152,982		410,557	$1,963,082		$5,859,389
Shares issued in reinvestment of dividends	–0	–	93,564	–0	–	1,256,699
Shares redeemed	(193,073)		(639,799)	(2,486,187)		(9,165,278)

Net decrease	(40,091)		(135,678)	$(523,105)		$(2,049,190)

Class B
Shares sold	1,118,901		3,059,597	$14,326,020		$43,344,961
Shares issued in reinvestment of dividends	–0	–	977,218	–0	–	13,020,682
Shares redeemed	(6,397,755)		(8,879,432)	(82,787,190)		(126,132,215)

Net decrease	(5,278,854)		(4,842,617)	$(68,461,170)		$(69,766,572)

NOTE G: Risks Involved in Investing in the Portfolio

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

Emerging Market Risk—Investments in emerging market countries may have more risk because the markets are less developed and less liquid, and because these investments may be subject to increased economic, political, regulatory, or other uncertainties.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Portfolio’s investments or reduce its returns.

Derivatives Risk—The Portfolio may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Portfolio, and subject to counterparty risk to a greater degree than more traditional investments. Derivatives may result in significant losses, including losses that are far greater than the value of the derivatives reflected on the statement of assets and liabilities.

19

INTERNATIONAL VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

Leverage Risk—When the Portfolio borrows money or otherwise leverages its investments, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Portfolio’s investments. The Portfolio may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures or by borrowing money. The use of derivative instruments by the Portfolio, such as forwards, futures, options and swaps, may also result in a form of leverage. Leverage may result in higher returns to the Portfolio than if the Portfolio were not leveraged, but may also adversely affect returns, particularly if the market is declining.

Indemnification Risk—In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Portfolio has not accrued any liability in connection with these indemnification provisions.

NOTE H: Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $280 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the six months ended June 30, 2016.

NOTE I: Distributions to Shareholders

The tax character of distributions to be paid for the year ending December 31, 2016 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended December 31, 2015 and December 31, 2014 were as follows:

	2015	2014
Distributions paid from:
Ordinary income	$14,277,382	$24,579,997

Total taxable distributions paid	$14,277,382	$24,579,997

As of December 31, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$902,312
Accumulated capital and other losses	(1,005,255,357	)(a)
Unrealized appreciation/(depreciation)	(1,897,065	)(b)

Total accumulated earnings/(deficit)	$(1,006,250,110)

(a)	As of December 31, 2015, the Portfolio had a net capital loss carryforward of $1,002,884,088. During the fiscal year, the Portfolio utilized $25,558,363 of capital loss carryforwards to offset current year net realized gains. At December 31, 2015, the Portfolio had a post-October net short-term loss deferral of $2,371,269 which is deemed to arise on January 1, 2016.

(b)	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of gains/losses on certain derivative instruments.

For tax purposes, net capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an indefinite period. These post-December 22, 2010 capital losses must be utilized prior to the earlier capital losses, which are subject to expiration. Post-December 22, 2010 capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered short-term as under previous regulation.

As of December 31, 2015, the Portfolio had a net capital loss carryforward of $1,002,884,088 which will expire as follows:

SHORT-TERM AMOUNT	LONG-TERM AMOUNT	EXPIRATION
$ 35,584,681	n/a	2016
917,130,062	n/a	2017
50,169,345	n/a	2018

20

AB Variable Products Series Fund

NOTE J: New Accounting Pronouncement

In May 2015, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2015-07 (the “ASU”) which removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient. The ASU also removes the requirement to make certain disclosures for investments that are eligible to be measured at fair value using the net asset value per share practical expedient but do not utilize that practical expedient. The ASU is effective for annual periods beginning after December 15, 2015 and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

NOTE K: Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Portfolio’s financial statements through this date.

21

INTERNATIONAL VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS	AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

CLASS A
Six Months Ended June 30, 2016 (unaudited)	Year Ended December 31,
2015	2014	2013	2012	2011
Net asset value, beginning of period	$13.52	$13.53	$14.99	$12.96	$11.50	$14.90

Income From Investment Operations
Net investment income (a)	.21	(b)	.30	.48	.33	.36	.36
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.10)	.05	(1.40)	2.59	1.31	(3.19)

Net increase (decrease) in net asset value from operations	(.89)	.35	(.92)	2.92	1.67	(2.83)

Less: Dividends and Distributions
Dividends from net investment income	–0	–	(.36)	(.54)	(.89)	(.21)	(.56)
Tax return of capital	–0	–	–0	–	–0	–	–0	–	–0	–	(.01)

Total dividends and distributions	–0	–	(.36)	(.54)	(.89)	(.21)	(.57)

Net asset value, end of period	$12.63	$13.52	$13.53	$14.99	$12.96	$11.50

Total Return
Total investment return based on net asset value (c)	(6.58)%	2.59%	(6.21)%	23.00%	14.53%	(19.25)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$44,925	$48,665	$50,504	$58,723	$48,029	$62,003
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	.87	%^	.85%	.85%	.82%	.81%	.82%
Expenses, before waivers/reimbursements	.87	%^	.85%	.85%	.82%	.81%	.82%
Net investment income	3.28	%^(b)	2.09%	3.25%	2.33%	2.97%	2.55%
Portfolio turnover rate	30%	74%	64%	59%	41%	62%

See footnote summary on page 23.

22

AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

CLASS B
Six Months Ended June 30, 2016 (unaudited)	Year Ended December 31,
2015	2014	2013	2012	2011
Net asset value, beginning of period	$13.41	$13.41	$14.86	$12.84	$11.40	$14.77

Income From Investment Operations
Net investment income (a)	.19	(b)	.26	.45	.30	.32	.31
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.10)	.06	(1.40)	2.56	1.29	(3.14)

Net increase (decrease) in net asset value from operations	(.91)	.32	(.95)	2.86	1.61	(2.83)

Less: Dividends and Distributions
Dividends from net investment income	–0	–	(.32)	(.50)	(.84)	(.17)	(.53)
Tax return of capital	–0	–	–0	–	–0	–	–0	–	–0	–	(.01)

Total dividends and distributions	–0	–	(.32)	(.50)	(.84)	(.17)	(.54)

Net asset value, end of period	$12.50	$13.41	$13.41	$14.86	$12.84	$11.40

Total Return
Total investment return based on net asset value (c)	(6.79)%	2.40%	(6.46)%	22.73%	14.19%	(19.44)%

Ratios/Supplemental Data
Net assets, end of period (000,000’s omitted)	$448	$551	$616	$744	$1,058	$1,033
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.12	%^	1.10%	1.10%	1.07%	1.06%	1.07%
Expenses, before waivers/reimbursements	1.12	%^	1.10%	1.10%	1.07%	1.06%	1.07%
Net investment income	3.01	%^(b)	1.85%	3.06%	2.20%	2.70%	2.23%
Portfolio turnover rate	30%	74%	64%	59%	41%	62%

(a)	Based on average shares outstanding.

(b)	Net of expenses waived and reimbursed by the Adviser.

(c)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect (i) insurance company’s separate account related expense charges and (ii) the deductions of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

^	Annualized.

See notes to financial statements.

23

INTERNATIONAL VALUE PORTFOLIO
CONTINUANCE DISCLOSURE	AB Variable Products Series Fund

INFORMATION REGARDING THE REVIEW AND APPROVAL OF THE FUND’S ADVISORY AGREEMENT

The disinterested directors (the “directors”) of AB Variable Products Series Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB International Value Portfolio (the “Fund”) at a meeting held on May 3-5, 2016 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed an independent evaluation prepared by the Company’s Senior Officer (who is also the Company’s Independent Compliance Officer) of the reasonableness of the advisory fee, in which the Senior Officer concluded that the contractual fee for the Fund was reasonable. The directors also discussed the proposed continuance in private sessions with counsel and the Company’s Senior Officer.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they receive presentations from the Adviser on the investment results of the Fund and review extensive materials and information presented by the Adviser.

The directors also considered all other factors they believed relevant, including the specific matters discussed below. In their deliberations, the directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Company’s Senior Officer. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues, expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2014 and 2015 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Company’s Senior Officer. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution

24

AB Variable Products Series Fund

expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of the Fund’s Class B shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an analytical service that is not affiliated with the Adviser, showing the performance of the Class A Shares of the Fund against a peer group and a peer universe selected by Broadridge, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended February 29, 2016 and (in the case of comparisons with the broad-based securities market index) the period since inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate paid by the Fund to the Adviser and information prepared by Broadridge concerning advisory fee rates paid by other funds in the same Broadridge category as the Fund at a common asset level. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors considered the Fund’s contractual effective advisory fee rate against a peer group median and took into account the impact on the advisory fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year.

The directors also considered the Adviser’s fee schedule for institutional clients pursuing a similar investment style. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and the evaluation from the Company’s Senior Officer and noted the differences between the Fund’s fee schedule, on the one hand, and the institutional fee schedule and the schedule of fees charged to any offshore funds and any sub-advised funds, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors noted that the Adviser advises another AB Fund with a substantially similar investment style for the same fee schedule as the Fund. The directors also considered that a portfolio of Sanford C. Bernstein Fund, Inc. pursuing a somewhat similar investment style has higher fee rates at each breakpoint of its fee schedule, and that the Adviser has been waiving 5 basis points of the advisory fee payable by that portfolio under its contract since November 2011.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to funds such as the Fund, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

The directors also considered the total expense ratio of the Class A shares of the Fund in comparison to a peer group and a peer universe selected by Broadridge. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year. The directors noted the effects of any fee waivers and/or expense reimbursements as a result of an undertaking by the Adviser. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s Broadridge category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

25

INTERNATIONAL VALUE PORTFOLIO
CONTINUANCE DISCLOSURE
(continued)	AB Variable Products Series Fund

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

26

INTERNATIONAL VALUE PORTFOLIO
SENIOR OFFICER FEE EVALUATION	AB Variable Products Series Fund

THE FOLLOWING IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

SUMMARY OF SENIOR OFFICER’S EVALUATION OF INVESTMENT ADVISORY AGREEMENT1

The following is a summary of the evaluation of the Investment Advisory Agreement between AllianceBernstein L.P. (the “Adviser”) and the AB Variable Products Series Fund (the “Fund”), in respect of AB International Value Portfolio (the “Portfolio”)2. The evaluation of the Investment Advisory Agreement was prepared by Philip L. Kirstein, the Senior Officer of the Fund, for the Directors of the Fund, as required by a September 2004 agreement between the Adviser and the New York State Attorney General (the “NYAG”). The Senior Officer’s evaluation of the Investment Advisory Agreement is not meant to diminish the responsibility or authority of the Board of Directors of the Fund to perform its duties pursuant to Section 15 of the Investment Company Act of 1940 (the “40 Act”) and applicable state law. The purpose of the summary is to provide shareholders with a synopsis of the independent evaluation of the reasonableness of the advisory fees proposed to be paid by the Portfolio which was provided to the Directors in connection with their review of the proposed approval of the continuance of the Investment Advisory Agreement. The Senior Officer’s evaluation considered the following factors:

1.	Advisory fees charged to institutional and other clients of the Adviser for like services;

2.	Advisory fees charged by other mutual fund companies for like services;

3.	Costs to the Adviser and its affiliates of supplying services pursuant to the advisory agreement, excluding any intra-corporate profit;

4.	Profit margins of the Adviser and its affiliates from supplying such services;

5.	Possible economies of scale as the Portfolio grows larger; and

6.	Nature and quality of the Adviser’s services including the performance of the Portfolio.

These factors, with the exception of the first factor, are generally referred to as the “Gartenberg factors,” which were articulated by the United States Court of Appeals for the Second Circuit in 1982. Gartenberg v. Merrill Lynch Asset Management, Inc., 694 F. 2d 923 (2d Cir. 1982). The first factor is an additional factor required to be considered by the AoD. On March 30, 2010, the Supreme Court held the Gartenberg decision was correct in its basic formulation of what Section 36(b) requires: to face liability under Section 36(b), “an investment adviser must charge a fee that is so disproportionately large that it bears no reasonable relationship to the services rendered and could not have been the product of arm’s length bargaining.” Jones v. Harris Associates L.P., 130 S. Ct. 1418 (2010). In the Jones decision, the Court stated the Gartenberg approach fully incorporates the correct understanding of fiduciary duty within the context of Section 36(b) and noted with approval that “Gartenberg insists that all relevant circumstances be taken into account” and “uses the range of fees that might result from arm’s-length bargaining as the benchmark for reviewing challenged fees.”3

PORTFOLIO ADVISORY FEES, NET ASSETS & EXPENSE RATIOS

The Adviser proposed that the Portfolio pays the advisory fee set forth in the table below for receiving the services to be provided pursuant to the Investment Advisory Agreement. The fee schedule below, implemented in January 2004 in consideration of the Adviser’s settlement with the NYAG in December 2003, is based on a master schedule that contemplates eight categories of funds with almost all funds in each category having the same advisory fee schedule.

Portfolio	Category	Advisory Fee Based on % of Average Daily Net Assets	Net Assets 3/31/16 ($MIL)
International Value Portfolio	International	0.75% on first $2.5 billion 0.65% on next $2.5 billion 0.60% on the balance	$568.8

The Adviser is reimbursed as specified in the Investment Advisory Agreement for certain clerical, legal, accounting, administrative and other services provided to the Portfolio. During the Portfolio’s most recently completed fiscal year, the Adviser received $50,834 (0.008% of the Portfolio’s average daily net assets) for such services.

1	The information in the fee summary was completed on April 21, 2016 and discussed with the Board of Directors on May 3-5, 2016.

2	Future references to the Fund and the Portfolio do not include “AB.” References in the fee summary pertaining to performance and expense ratio rankings refer to the Class A shares of the Portfolio.

3	Jones v. Harris at 1427.

27

INTERNATIONAL VALUE PORTFOLIO
SENIOR OFFICER FEE EVALUATION
(continued)	AB Variable Products Series Fund

The Adviser has agreed to waive that portion of its management fees and/or reimburse the Portfolio for that portion of its total operating expenses to the degree necessary to limit the Portfolio’s expense ratios to the amounts set forth below for the Portfolio’s fiscal year. The waiver is terminable by the Adviser upon at least 60 days’ notice prior to the Portfolio’s prospectus update. The Portfolio was operating below its expense caps during the most recently completed fiscal year; accordingly, the expense limitation undertaking of the Portfolio was of no effect. In addition, set forth below are the gross expense ratios of the Portfolio for the most recently completed fiscal year:

Portfolio	Expense Cap Pursuant to Expense Limitation Undertaking	Gross Expense Ratio	Fiscal Year End
International Value Portfolio	Class A 1.20%	0.85%	December 31
	Class B 1.45%	1.10%

I. ADVISORY FEES CHARGED TO INSTITUTIONAL AND OTHER CLIENTS

The advisory fees charged to investment companies which the Adviser manages and sponsors are normally higher than those charged to similar sized institutional accounts, including pension plans and sub-advised investment companies. The fee differential reflects, among other things, different services provided to such clients, and different liabilities assumed. Services provided by the Adviser to the Portfolio that are not provided to non-investment company clients and sub-advised investment companies include providing office space and personnel to serve as Fund Officers, who among other responsibilities make the certifications required under the Sarbanes–Oxley Act of 2002, and coordinating with and monitoring the Portfolio’s third party service providers such as Fund counsel, auditors, custodians, transfer agents and pricing services. The accounting, administrative, legal and compliance requirements for the Portfolio are more costly than those for institutional assets due to the greater complexities and time required for investment companies, although as previously noted, the Adviser is reimbursed for providing some of these services. Also, retail mutual funds managed by the Adviser are widely held. Servicing the Portfolio’s investors is more time consuming and labor intensive compared to institutional clients since the Adviser needs to communicate with a more extensive network of financial intermediaries and shareholders. The Adviser also believes that it incurs substantial entrepreneurial risk when offering a new mutual fund, since establishing a new mutual fund requires a large upfront investment, and it may take a long time for the fund to achieve profitability since the fund must be priced to scale from inception in order to be competitive and assets are acquired one account at a time. In addition, managing the cash flow of an investment company may be more difficult than managing that of a stable pool of assets, such as an institutional account with little cash movement in either direction, particularly, if a fund is in net redemption and the Adviser is frequently forced to sell securities to raise cash for redemptions. However, managing a fund with positive cash flow may be easier at times than managing a stable pool of assets. In recent years, investment advisers have been sued by institutional clients and have suffered reputational damage both by the attendant publicity and outcomes other than complete victories. Accordingly, the legal and reputational risks associated with institutional accounts are greater than previously thought, although still not equal to those related to the mutual fund industry.

Notwithstanding the Adviser’s view that managing an investment company is not comparable to managing other institutional accounts because the services provided are different, the Supreme Court has indicated consideration should be given to the advisory fees charged to institutional accounts that have a substantially similar investment style as the Portfolio.4 In

4	The Supreme Court stated that “courts may give such comparisons the weight that they merit in light of the similarities and differences between the services that the clients in question require, but the courts must be wary of inapt comparisons.” Among the significant differences the Supreme Court noted that may exist between services provided to mutual funds and institutional accounts are “higher marketing costs.” Jones v. Harris at 1428.

28

AB Variable Products Series Fund

addition to the AB Institutional fee schedule, set forth below is what would have been the effective advisory fee of the Portfolio had the AB Institutional fee schedule been applicable to the Portfolio based on March 31, 2016 net assets:5

Portfolio	Net Assets 3/31/16 ($MIL)	AB Institutional Fee Schedule	Effective AB Inst. Adv. Fee	Portfolio Advisory Fee
International Value Portfolio	$568.8	International Value Schedule 0.80% on first $25m 0.60% on the next $25m 0.50% on the next $50m 0.40% on the balance Minimum account size $25m	0.435%	0.750%

The Adviser also manages AB Trust, Inc.—International Value Fund (“International Value Fund”), a retail mutual fund, which has a substantially similar investment style as the Portfolio. Set forth below are the fee schedule of International Value Fund and what would have been the effective advisory fee of the Portfolio had the fee schedule of the retail mutual fund been applicable to the Portfolio:6

Portfolio	AB Mutual Fund	Fee Schedule	ABMF Effective Fee
International Value Portfolio	International Value Fund	0.75% on first $2.5 billion 0.65% on next $2.5 billion 0.60% on the balance	0.750%

The Adviser manages Sanford C. Bernstein Fund, Inc. (“SCB Fund”), an open-end management investment company. The International Portfolio of SCB Fund (“SCB International Portfolio”) has a somewhat similar investment style as the Portfolio. Set forth below are the fee schedule of SCB International Portfolio and what would have been the effective advisory fee of the Portfolio had the fee schedule of SCB International Portfolio been applicable to the Portfolio based on March 31, 2016 net assets:

Portfolio	SCB Fund Portfolio	Fee Schedule	SCB Fund Effective Fee	Portfolio Advisory Fee
International Value Portfolio[7]	International Portfolio	0.925% on 1st $1 billion 0.850% on next $3 billion 0.800% on next $2 billion 0.750% on next $2 billion 0.650% thereafter	0.875%[8]	0.750%
		The Adviser is waving 5 basis points in advisory fees effective through October 31, 2016.

The Adviser provides sub-advisory services to certain other investment companies managed by other fund families. The Adviser charges the fees set forth below for the sub-advisory relationship that has a somewhat similar investment style as the

5	The Adviser has indicated that with respect to institutional accounts with assets greater than $300 million, it will negotiate a fee schedule. Discounts that are negotiated vary based upon each client relationship.

6	The retail mutual fund was also affected by the settlement between the Adviser and the NYAG. As a result, the Portfolio has the same breakpoints in its advisory fee schedule as the retail mutual fund.

7	The investment guidelines of the Portfolio are more restrictive than the SCB Fund portfolio. The Portfolio invests primarily in international value equity securities, in contrast to the SCB Fund portfolio, which invests in both growth and value equity securities.

8	The SCB Fund portfolio effective fee of 0.875% reflects the five basis points advisory fee waiver.

29

INTERNATIONAL VALUE PORTFOLIO
SENIOR OFFICER FEE EVALUATION
(continued)	AB Variable Products Series Fund

Portfolio. Also shown are the Portfolio’s advisory fee and what would have been the effective advisory fee of the Portfolio had the fee schedule of the sub-advisory relationship been applicable to the Portfolio based on March 31, 2016 net assets.

Portfolio		Fee Schedule	Effective Sub-Adv. Fee	Portfolio Advisory Fee
International Value Portfolio	Client # 1[9],[10]	0.60% on first $1 billion 0.55% on next $500 million 0.50% on next $500 million 0.45% on next $500 million 0.40% on the balance	0.600%	0.750%

It is fair to note that the services the Adviser provides pursuant to sub-advisory agreements are generally confined to the services related to the investment process; in other words, they are not as comprehensive as the services provided to the Portfolio by the Adviser. In addition, to the extent that the sub-advisory relationship is with an affiliate of the Adviser, the fee schedule may not reflect arm’s length bargaining or negotiations.

While it appears that the sub-advisory relationship is paying a lower fee than the Portfolio, it is difficult to evaluate the relevance of such lower fees due to differences in terms of the services provided, risks involved and other competitive factors between the Portfolio and the sub-advisory relationship. There could be various business reasons why an investment adviser would be willing to provide a sub-advisory relationship investment related services at a different fee level than an investment company it is sponsoring where the investment adviser is providing all the services, not just investment management, generally required by a registered investment company.

II. MANAGEMENT FEES CHARGED BY OTHER MUTUAL FUND COMPANIES FOR LIKE SERVICES.

Broadridge, an analytical service that is not affiliated with the Adviser, compared the fees charged to the Portfolio with fees charged to other investment companies for similar services by other investment advisers.11,12 Broadridge’s analysis included the Portfolio’s contractual management fee, estimated at the approximate current asset level of the subject Portfolio, to the median of the Portfolio’s Broadridge Expense Group (“EG”) and the Portfolio’s contractual management fee ranking.13

Broadridge describes an EG as a representative sample of comparable funds. Broadridge’s standard methodology for screening funds to be included in an EG entails the consideration of several fund criteria, including fund type, investment classification/objective, load type and similar 12b-1/non-12b-1 service fees, asset (size) comparability, expense components, operating structure, and expense attributes. An EG will typically consist of seven to twenty funds.

9	The client is an affiliate of the Adviser.

10	Assets are aggregated with other client portfolios for purposes of calculating the investment advisory fee.

11	On June 5, 2015, Broadridge Financial Solutions, Inc. (“Broadridge”) acquired the Fiduciary Services and Competitive Intelligence unit, i.e., the group responsible for providing the Portfolio’s 15(c) report, from Thomson Reuters’ Lipper division. The group that maintains Lipper’s expense and performance databases and investment classifications/objectives remains a part of Thomson Reuters’ Lipper division. Accordingly, the Portfolio’s investment classification/objective continues to be determined by Lipper.

12	The Supreme Court cautioned against accepting mutual fund fee comparisons without careful scrutiny since “these comparisons are problematic because these fees, like those challenged, may not be the product of negotiations conducted at arm’s length.” Jones v. Harris at 1429.

13	The contractual management fee is calculated by Broadridge using the Portfolio’s contractual management fee rate at a hypothetical asset level. The hypothetical asset level is based on the combined net assets of all classes of the Portfolio, rounded up to the next $25 million. Broadridge’s total expense ratio information is based on the most recent annual report except as otherwise noted. A ranking of “1” means that the Portfolio has the lowest effective fee rate in the Broadridge peer group.

30

AB Variable Products Series Fund

The Portfolio’s original EG had an insufficient number of peers. Consequently, Broadridge expanded the Portfolio’s EG to include peers that have a similar but not the same Lipper classification/objective as the Portfolio.

Portfolio	Contractual Management Fee[14]	EG Median (%)	EG Rank
International Value Portfolio[15]	0.750	0.829	4/10

However, because Broadridge had expanded the Portfolio’s EG, under Lipper’s standard guidelines, the Portfolio’s Broadridge Expense Universe (“EU”) was also expanded to include universes of those peers that had a similar but not the same Lipper investment objective/classification. A “normal” EU will include funds that have the same investment objective/classification as the subject Portfolio. Set forth below is a comparison of the Portfolio’s total expense ratio and the medians of the Portfolio’s EG and EU. The Portfolio’s total expense ratio ranking is also shown in the table below.16

Portfolio	Expense Ratio (%)[17]	EG Median (%)	EG Rank	EU Median (%)	EU Rank
International Value Portfolio[18]	0.854	0.857	5/10	0.875	8/18

Based on this analysis, the Portfolio has a high favorable ranking on a contractual management fee basis than on a total expense ratio basis.

III. COSTS TO THE ADVISER AND ITS AFFILIATES OF SUPPLYING SERVICES PURSUANT TO THE ADVISORY FEE ARRANGEMENT, EXCLUDING ANY INTRA-CORPORATE PROFIT.

The Adviser utilizes two profitability reporting systems, which operate independently but are aligned with each other, to estimate the Adviser’s profitability in connection with investment advisory services provided to the Portfolio. The Senior Officer has retained a consultant to provide independent advice regarding the alignment of the two profitability systems as well as the methodologies and allocations utilized by both profitability systems.

IV. PROFIT MARGINS OF THE ADVISER AND ITS AFFILIATES FOR SUPPLYING SUCH SERVICES.

The Portfolio’s profitability information, prepared by the Adviser for the Board of Directors, was reviewed by the Senior Officer and the consultant. The Adviser’s profitability from providing investment advisory services to the Portfolio increased during calendar year 2015, relative to 2014.

In addition to the Adviser’s direct profits from managing the Portfolio, certain of the Adviser’s affiliates have business relationships with the Portfolio and may earn a profit from providing other services to the Portfolio. The courts have referred to this type of business opportunity as “fall-out benefits” to the Adviser and indicated that such benefits should be factored into the evaluation of the total relationship between the Portfolio and the Adviser. Neither case law nor common business practice precludes the Adviser’s affiliates from earning a reasonable profit on this type of relationship provided the affiliates’ charges and services are competitive. These affiliates provide transfer agent, distribution and brokerage related services to the Portfolio and receive transfer agent fees, Rule 12b-1 payments, and brokerage commissions. In addition, the Adviser benefits from soft dollar arrangements which offset expenses the Adviser would otherwise incur.

The Portfolio has adopted a distribution plan for Class B shares pursuant to Rule 12b-1 under the 40 Act. Under the distribution plan, the Portfolio pays distribution and servicing fees to its principal underwriter, AllianceBernstein Investments, Inc. (“ABI”), the Portfolio’s distributor and an affiliate of the Adviser, at an annual rate of up to 0.50% of the Portfolio’s average daily net assets attributable to Class B shares. The current annual rate that the Portfolio pays to ABI for 12b-1 fees is 0.25%. During the fiscal year ended December 31, 2015, ABI received $1,533,880 in Rule 12b-1 fees.

14	The contractual management fee does not reflect any expense reimbursements for certain clerical, legal, accounting, administrative and other services. In addition, the contractual management fee does not reflect any advisory fee waiver or expense cap that would effectively reduce the actual management fee.

15	The Portfolio’s EG includes the Portfolio, three other VIP International Multi-Cap Value (“IMLV”) funds and six VIP International Multi-Cap Core (“IMLC”) funds.

16	Except for asset size comparability, Broadridge uses the same criteria for selecting an EG peer when selecting an EU peer. Unlike the EG, the EU allows for the same adviser to be represented by more than just one fund.

17	Most recently completed fiscal year end Class A total expense ratio.

18	The Portfolio’s EU includes the Portfolio, EG and all other VIP IMLV and VIP IMLC funds, excluding outliers.

31

INTERNATIONAL VALUE PORTFOLIO
SENIOR OFFICER FEE EVALUATION
(continued)	AB Variable Products Series Fund

During the fiscal year ended December 31, 2015, the Adviser incurred distribution expenses in the amount of $3,139,938 in connection with activities primarily intended to result in the sale of the Portfolio’s Class B shares. This expense amount incurred by ABI is partially offset by the 12b-1 fees paid by the Portfolio.

Financial intermediaries, such as insurers, market and sell shares of the Portfolio and typically receive compensation from ABI, the Advisers and/or the Portfolio for selling shares of the Portfolio. These financial intermediaries receive compensation in any or all of the following forms: 12b-1 fees, defrayal of costs for educational seminars and training, additional distribution support, recordkeeping and/or administrative services. Payments related to providing contract-holder recordkeeping and/or administrative services will generally not exceed 0.35% of the average daily net assets of the Portfolio attributable to the relevant intermediary over the year. With respect to the Fund, which includes the Portfolio and other Portfolios of the Fund not discussed in this summary, ABI paid approximately $400,000 in 2015 and expects to pay approximately $450,000 in 2016 for educational support and distribution assistance (revenue sharing payments).

The transfer agent of the Portfolio is AllianceBernstein Investor Services, Inc. (“ABIS”). During the most recently completed fiscal year, ABIS received a fee of $1,262 from the Portfolio.19

The Portfolio did not effect brokerage transactions through the Adviser’s affiliate, Sanford C. Bernstein & Co., LLC (“SCB & Co.”) nor its U.K. affiliate, Sanford C. Bernstein Limited (“SCB Ltd.”), collectively “SCB,” and pay commissions during the Portfolio’s most recently completed fiscal year. The Adviser represented that SCB’s profitability from business conducted in the future with the Portfolio would be comparable to the profitability of SCB’s dealings with other similar third party clients. In the ordinary course of business, SCB receives and pays liquidity rebates from electronic communications networks (“ECNs”) derived from trading for its clients. These credits and charges are not being passed onto any SCB client. The Adviser also receives certain soft dollar benefits from brokers that execute agency trades for the Portfolio and other clients. These soft dollar benefits reduce the Adviser’s cost of doing business and increase its profitability.

V. POSSIBLE ECONOMIES OF SCALE

The Adviser has indicated that economies of scale are being shared with shareholders through pricing to scale, breakpoints, fee reductions/waivers and enhancement to services.

In May 2012, an independent consultant, retained by the Senior Officer, provided the Board of Directors information on the Adviser’s firm-wide average costs from 2005 through 2011 and the potential economies of scale. The independent consultant noted that from 2005 through 2007 the Adviser experienced significant growth in assets under management (“AUM”). During this period, operating expenses increased, in part to keep up with growth, and in part reflecting market returns. However, from 2008 through the first quarter of 2009, AUM rapidly and significantly decreased due to declines in market value and client withdrawals. When AUM rapidly decreased, some operating expenses categories, including base compensation and office space, adjusted more slowly during this period, resulting in an increase in average costs. Since 2009, AUM has experienced less significant changes. The independent consultant noted that changes in operating expenses reflect changes in business composition and business practices in response to changes in financial markets. Finally, the independent consultant concluded that the increase in average cost and the decline in net operating margin across the Adviser since late 2008 are inconsistent with the view that there are currently reductions in average costs due to economies of scale that can be shared with the AB Mutual Funds managed by the Adviser through lower fees.

In February 2008, the independent consultant provided the Board of Directors an update of Deli’s study on advisory fees and various fund characteristics.20,21 The independent consultant first reiterated the results of his previous two dimensional

19	The Fund, which includes the Portfolio and other Portfolios of the Fund paid ABIS a fee of $18,000 for each calendar year.

20	The Deli study, originally published in 2002 based on 1997 data and updated for the February 2008 Presentation, may be of diminished value due to the age of the data used in the presentation and the changes experienced in the industry over the last four years. Source: Deli, Daniel N. “Mutual Fund Advisory Contracts: An Empirical Investigation.”Journal of Finance, 57(1): 109-133 (2002).

21	As mentioned previously, the Supreme Court cautioned against accepting mutual fund fee comparisons without careful scrutiny since the fees may not be the product of negotiations conducted at arm’s length. See Jones V. Harris at 1429.

32

AB Variable Products Series Fund

comparison analysis (fund size and family size) with the Board of Directors.22 The independent consultant then discussed the results of the regression model that was utilized to study the effects of various factors on advisory fees. The regression model output indicated that the bulk of the variation in fees predicted were explained by various factors, but substantially by fund AUM, family AUM, index fund indicator and investment style. The independent consultant also compared the advisory fees of the AB Mutual Funds to similar funds managed by 19 other large asset managers, regardless of the fund size and each Adviser’s proportion of mutual fund assets to non-mutual fund assets.

VI. NATURE AND QUALITY OF THE ADVISER’S SERVICES, INCLUDING THE PERFORMANCE OF THE PORTFOLIO

With assets under management of approximately $479 billion as of March 31, 2016, the Adviser has the investment experience to manage and provide non-investment services (described in Section I) to the Portfolio.

The information in the table below shows the 1, 3, 5 and 10 year net performance returns and rankings23 of the Portfolio relative to the Portfolio’s Broadridge Performance Group (“PG”) and Broadridge Performance Universe (“PU”)24 for the period ended February 29, 2016.25

	Portfolio (%)	PG Median (%)	PU Median (%)	PG Rank	PU Rank
International Value Portfolio
1 year	–12.84	–17.73	–17.85	1/4	2/14
3 year	1.73	–2.12	–1.40	1/4	3/14
5 year	–1.36	–1.77	–1.36	1/4	7/13
10 year	–1.36	0.00	0.76	4/4	9/9

Set forth below are the 1, 3, 5 and 10 year and since inception performance returns of the Portfolio (in bold)26 versus its benchmark. Portfolio and benchmark volatility and reward-to-variability ratio (“Sharpe Ratio”) information is also shown.27

	Periods Ending February 29, 2016 Annualized Performance
	1 Year (%)		3 Year (%)	5 Year (%)		10 Year (%)		Since Inception (%)	Annualized			Risk Period (Year)
									Volatility (%)	Sharpe (%)
International Value Portfolio	–	12.84	1.73	–	1.36	–	1.36	4.32	21.53	–	0.01	10
MSCI EAFE Index (Net)	–	15.18	0.38		0.56		1.49	3.47	18.47		0.11	10
Inception Date: May 10, 2001

22	The two dimensional analysis showedpatterns of lower advisory fees for funds with larger asset sizes and funds from larger family sizes compared to funds with smaller asset sizes and funds from smaller family sizes, which according to the independent consultant is indicative of a sharing of economies of scale and scope. However, in less liquid and active markets, such is not the case, as the empirical analysis showed potential for diseconomies of scale in those markets. The empirical analysis also showed diminishing economies of scale and scope as funds surpassed a certain high level of assets.

23	The performance returns and rankings of the Portfolio are for the Portfolio’s Class A shares. The performance returns and rankings of the Portfolio were provided by Broadridge.

24	The Portfolio’s PG/PU are not identical to the Portfolio’s EG/EU as the criteria for including/excluding a fund in/from a PG/PU is different from that of an EG/EU.

25	The current Lipper investment classification/objective dictates the PG and PU throughout the life of each fund even if thefund had a different investment classification/objective at a different point in time.
26	The performance returns and risk measures shown in the table are for the Class A shares of the Portfolio.

27	Portfolio and benchmark volatility and Sharpe Ratio information was obtained through Lipper LANA, a database maintained by Lipper. Volatility is a statistical measure of the tendency of a market price or yield to vary over time. A Sharpe Ratio is a risk adjusted measure of return that divides a fund’s return in excess of the riskless return by the fund’s standard deviation. A fund with a greater volatility would be viewed as more risky than a fund with equivalent performance but lower volatility; for that reason, a greater return would be demanded for the more risky fund. A fund with a higher Sharpe Ratio would be viewed as better performing than a fund with a lower Sharpe Ratio.

33

INTERNATIONAL VALUE PORTFOLIO
SENIOR OFFICER FEE EVALUATION
(continued)	AB Variable Products Series Fund

CONCLUSION:

Based on the factors discussed above the Senior Officer’s conclusion is that the proposed advisory fee for the Portfolio is reasonable and within the range of what would have been negotiated at arm’s-length in light of all the surrounding circumstances. This conclusion in respect of the Portfolio is based on an evaluation of all of these factors and no single factor was dispositive.

Dated: June 2, 2016

34

VPS-IV-0152-0616

JUN    06.30.16

SEMI-ANNUAL REPORT

AB VARIABLE PRODUCTS

SERIES FUND, INC.

+	LARGE CAP GROWTH PORTFOLIO

Investment Products Offered

➢	Are Not FDIC Insured
➢	May Lose Value
➢	Are Not Bank Guaranteed

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

LARGE CAP GROWTH PORTFOLIO
EXPENSE EXAMPLE (unaudited)	AB Variable Products Series Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. The estimate of expenses does not include fees or other expenses of any variable insurance product. If such expenses were included, the estimate of expenses you paid during the period would be higher and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The estimate of expenses does not include fees or other expenses of any variable insurance product. If such expenses were included, the estimate of expenses you paid during the period would be higher and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of each class’ table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$979.60	$4.09	0.83%
Hypothetical (5% annual return before expenses)	$1,000	$1,020.74	$4.17	0.83%

Class B
Actual	$1,000	$978.50	$5.31	1.08%
Hypothetical (5% annual return before expenses)	$1,000	$1,019.49	$5.42	1.08%

*	Expenses are equal to each classes’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

1

LARGE CAP GROWTH PORTFOLIO
TEN LARGEST HOLDINGS*
June 30, 2016 (unaudited)	AB Variable Products Series Fund

COMPANY	U.S. $ VALUE	PERCENT OF NET ASSETS
Alphabet, Inc.—Class A & Class C	$26,731,770	6.4%
Facebook, Inc.—Class A	24,667,224	5.9
Home Depot, Inc. (The)	18,872,710	4.5
Apple, Inc.	18,635,499	4.4
UnitedHealth Group, Inc.	18,100,569	4.3
Biogen, Inc.	15,813,819	3.8
Visa, Inc.—Class A	15,808,594	3.8
Intuitive Surgical, Inc.	13,575,440	3.2
CVS Health Corp.	12,364,725	2.9
Starbucks Corp.	12,214,541	2.9

	$176,784,891	42.1%

SECTOR BREAKDOWN†

June 30, 2016 (unaudited)

SECTOR	U.S. $ VALUE	PERCENT OF TOTAL INVESTMENTS
Technology	$132,060,759	31.5%
Consumer Discretionary	108,745,525	25.9
Health Care	83,931,532	20.0
Producer Durables	29,958,177	7.1
Financial Services	23,016,353	5.5
Consumer Staples	21,243,310	5.1
Materials & Processing	5,005,321	1.2
Short-Term Investments	15,779,941	3.7

Total Investments	$419,740,918	100.0%

*	Long-term investments.

†	The Portfolio’s sector breakdown is expressed as a percentage of total investments and may vary over time.

Please note: The sector breakdown is classified in the above chart and throughout this report according to the Russell sector classification scheme. The Russell sector scheme was developed by Russell Investments. Russell classifies index members into industries that most closely describe the nature of its business and its primary economic orientation. Multiple resources are used to obtain overall information about the company. Additional Russell sector scheme information can be found within Russell Index methodology documents available on www.russell.com. The “Portfolio of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Portfolio’s prospectus.

2

LARGE CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2016 (unaudited)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

COMMON STOCKS–96.1%
TECHNOLOGY–31.4%
COMPUTER SERVICES, SOFTWARE & SYSTEMS–19.6%
Adobe Systems, Inc.(a)	61,580	$5,898,748
Alphabet, Inc.–Class A(a)	4,550	3,201,062
Alphabet, Inc.–Class C(a)	33,999	23,530,708
ANSYS, Inc.(a)	44,292	4,019,499
Aspen Technology, Inc.(a)	65,701	2,643,808
Cognizant Technology Solutions Corp.–Class A(a)	133,060	7,616,354
Facebook, Inc.–Class A(a)	215,849	24,667,224
Intuit, Inc.	15,118	1,687,320
Palo Alto Networks, Inc.(a)	46,620	5,717,477
ServiceNow, Inc.(a)	38,081	2,528,578
Ultimate Software Group, Inc. (The)(a)	4,599	967,124

		82,477,902

COMPUTER TECHNOLOGY–4.4%
Apple, Inc.	194,932	18,635,499

ELECTRONIC COMPONENTS–1.2%
Amphenol Corp.–Class A	86,004	4,930,609

SEMICONDUCTORS & COMPONENT–5.0%
NVIDIA Corp.	156,102	7,338,355
Texas Instruments, Inc.	93,780	5,875,317
Xilinx, Inc.	170,710	7,874,852

		21,088,524

TELECOMMUNICATIONS EQUIPMENT–1.2%
Arista Networks, Inc.(a)	76,549	4,928,225

		132,060,759

CONSUMER DISCRETIONARY–25.9%
CABLE TELEVISION SERVICES–4.3%
AMC Networks, Inc.–Class A(a)	107,261	6,480,710
Comcast Corp.–Class A	174,090	11,348,927

		17,829,637

COSMETICS–1.3%
Estee Lauder Cos., Inc. (The)–Class A	61,950	5,638,689

DIVERSIFIED RETAIL–3.8%
Costco Wholesale Corp.	31,370	4,926,345
Dollar Tree, Inc.(a)	118,460	11,163,670

		16,090,015

EDUCATION SERVICES–0.0%
Bright Horizons Family Solutions, Inc.(a)	117	7,758

ENTERTAINMENT–1.9%
Walt Disney Co. (The)	79,940	$7,819,731

LEISURE TIME–1.7%
Priceline Group, Inc. (The)(a)	5,570	6,953,644

RESTAURANTS–2.9%
Starbucks Corp.	213,840	12,214,541

SPECIALTY RETAIL–7.3%
Home Depot, Inc. (The)	147,801	18,872,710
O’Reilly Automotive, Inc.(a)	12,980	3,518,878
Tractor Supply Co.	43,130	3,932,593
Ulta Salon Cosmetics & Fragrance, Inc.(a)	18,130	4,417,193

		30,741,374

TEXTILES, APPAREL & SHOES–2.7%
NIKE, Inc.–Class B	207,430	11,450,136

		108,745,525

HEALTH CARE–20.0%
BIOTECHNOLOGY–6.2%
Alexion Pharmaceuticals, Inc.(a)	86,660	10,118,422
Biogen, Inc.(a)	65,395	15,813,819

		25,932,241

HEALTH CARE FACILITIES–0.2%
VCA, Inc.(a)	11,900	804,559

HEALTH CARE MANAGEMENT SERVICES–4.3%
UnitedHealth Group, Inc.	128,191	18,100,569

HEALTH CARE SERVICES–0.9%
Premier, Inc.–Class A(a)	117,594	3,845,324

MEDICAL & DENTAL INSTRUMENTS & SUPPLIES–1.9%
Align Technology, Inc.(a)	64,310	5,180,171
Edwards Lifesciences Corp.(a)	28,980	2,890,175

		8,070,346

MEDICAL EQUIPMENT–4.0%
Illumina, Inc.(a)	23,976	3,365,751
Intuitive Surgical, Inc.(a)	20,525	13,575,440

		16,941,191

PHARMACEUTICALS–2.5%
Gilead Sciences, Inc.	122,720	10,237,302

		83,931,532

PRODUCER DURABLES–7.1%
AEROSPACE–1.8%
Rockwell Collins, Inc.	91,095	7,755,828

DIVERSIFIED MANUFACTURING OPERATIONS–2.7%
3M Co.	29,000	5,078,480
Danaher Corp.	62,242	6,286,442

		11,364,922

3

LARGE CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

SCIENTIFIC INSTRUMENTS: CONTROL & FILTER–0.7%
Allegion PLC	11,340	$787,336
Roper Technologies, Inc.	13,810	2,355,434

		3,142,770

SCIENTIFIC INSTRUMENTS: ELECTRICAL–1.0%
AO Smith Corp.	46,390	4,087,423

SCIENTIFIC INSTRUMENTS: GAUGES & METERS–0.9%
Mettler-Toledo International, Inc.(a)	9,885	3,607,234

		29,958,177

FINANCIAL SERVICES–5.5%
ASSET MANAGEMENT & CUSTODIAN–0.8%
BlackRock, Inc.–Class A	9,380	3,212,931

FINANCIAL DATA & SYSTEMS–4.7%
Vantiv, Inc.–Class A(a)	70,580	3,994,828
Visa, Inc.–Class A	213,140	15,808,594

		19,803,422

		23,016,353

CONSUMER STAPLES–5.0%
BEVERAGE: SOFT DRINKS–2.1%
Monster Beverage Corp.(a)	55,246	8,878,585

DRUG & GROCERY STORE CHAINS–2.9%
CVS Health Corp.	129,149	$12,364,725

		21,243,310

MATERIALS & PROCESSING–1.2%
BUILDING MATERIALS–1.2%
Acuity Brands, Inc.	20,186	5,005,321

Total Common Stocks (cost $320,918,672)		403,960,977

	Principal Amount (000)
SHORT-TERM INVESTMENTS–3.8%
TIME DEPOSIT–3.8%
State Street Time Deposit 0.01%, 7/01/16 (cost $15,779,941)	$15,780	15,779,941

TOTAL INVESTMENTS–99.9% (cost $336,698,613)		419,740,918
Other assets less liabilities–0.1%		601,710

NET ASSETS–100.0%		$420,342,628

(a)	Non-income producing security.

See notes to financial statements.

4

LARGE CAP GROWTH PORTFOLIO
STATEMENT OF ASSETS & LIABILITIES
June 30, 2016 (unaudited)	AB Variable Products Series Fund

ASSETS
Investments in securities, at value (cost $336,698,613)	$419,740,918
Cash	1,361
Receivable for investment securities sold	976,433
Receivable for capital stock sold	60,146
Dividends and interest receivable	55,354

Total assets	420,834,212

LIABILITIES
Advisory fee payable	261,198
Payable for capital stock redeemed	108,504
Distribution fee payable	50,568
Administrative fee payable	11,625
Transfer Agent fee payable	112
Accrued expenses	59,577

Total liabilities	491,584

NET ASSETS	$420,342,628

COMPOSITION OF NET ASSETS
Capital stock, at par	$8,857
Additional paid-in capital	285,234,818
Accumulated net investment loss	(427,303)
Accumulated net realized gain on investment transactions	52,483,951
Net unrealized appreciation on investments	83,042,305

$420,342,628

Net Asset Value Per Share—1 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value
A	$176,242,959	3,634,450	$48.49
B	$244,099,669	5,222,788	$46.74

See notes to financial statements.

5

LARGE CAP GROWTH PORTFOLIO
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2016 (unaudited)	AB Variable Products Series Fund

INVESTMENT INCOME
Dividends
Unaffiliated issuers	$1,624,752
Affiliated issuers	8,891
Interest	912
Securities lending income	18,558

1,653,113

EXPENSES
Advisory fee (see Note B)	1,592,849
Distribution fee—Class B	308,707
Transfer agency—Class A	1,891
Transfer agency—Class B	2,628
Custodian	58,451
Printing	33,715
Administrative	24,077
Legal	21,181
Audit and tax	19,364
Directors’ fees	10,665
Miscellaneous	6,929

Total expenses	2,080,457
Less: expenses waived and reimbursed by the Adviser (see Note E)	(41)

Net expenses	2,080,416

Net investment loss	(427,303)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain on investment transactions	3,004,759
Net change in unrealized appreciation/depreciation of investments	(12,865,311)

Net loss on investment transactions	(9,860,552)

Contributions from Affiliates (see Note B)	214

NET DECREASE IN NET ASSETS FROM OPERATIONS	$(10,287,641)

See notes to financial statements.

6

LARGE CAP GROWTH PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS	AB Variable Products Series Fund

	Six Months Ended June 30, 2016 (unaudited)		Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	$(427,303)		$(451,105)
Net realized gain on investment transactions	3,004,759		50,330,010
Net change in unrealized appreciation/depreciation of investments	(12,865,311)		(3,725,632)
Contributions from Affiliates (see Note B)	214		–0	–

Net increase (decrease) in net assets from operations	(10,287,641)		46,153,273
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain on investment transactions
Class A	–0	–	(17,054,341)
Class B	–0	–	(23,201,920)
CAPITAL STOCK TRANSACTIONS
Net increase (decrease)	(28,108,647)		25,770,154

Total increase (decrease)	(38,396,288)		31,667,166
NET ASSETS
Beginning of period	458,738,916		427,071,750

End of period (including accumulated net investment loss of ($427,303) and $0, respectively)	$420,342,628		$458,738,916

See notes to financial statements.

7

LARGE CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2016 (unaudited)	AB Variable Products Series Fund

NOTE A: Significant Accounting Policies

The AB Large Cap Growth Portfolio (the “Portfolio”) is a series of AB Variable Products Series Fund, Inc. (the “Fund”). The Portfolio’s investment objective is long-term growth of capital. The Portfolio is diversified as defined under the Investment Company Act of 1940. The Fund was incorporated in the State of Maryland on November 17, 1987, as an open-end series investment company. The Fund offers sixteen separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio’s net asset value per share.

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, AllianceBernstein L.P. (the “Adviser”) will have discretion to determine the best valuation (e.g. last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Such factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Portfolio may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Portfolio values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign

8

AB Variable Products Series Fund

markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2016:

	Level 1		Level 2		Level 3		Total
Investments in Securities:
Assets:
Common Stocks(a)	$403,960,977		$–0	–	$–0	–	$403,960,977
Short-Term Investments	–0	–	15,779,941		–0	–	15,779,941

Total Investments in Securities	403,960,977		15,779,941		–0	–	419,740,918
Other Financial Instruments(b)	–0	–	–0	–	–0	–	–0	–

Total(c)	$403,960,977		$15,779,941		$–0	–	$419,740,918

(a)	See Portfolio of Investments for sector classifications.

(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.

(c)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Committee to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to

9

LARGE CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and processes at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolio’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolio’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Portfolio is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income.

6. Class Allocations

All income earned and expenses incurred by the Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Fund are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

10

AB Variable Products Series Fund

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B: Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Portfolio pays the Adviser an advisory fee at an annual rate of .75% of the first $2.5 billion, .65% of the next $2.5 billion and .60% in excess of $5 billion, of the Portfolio’s average daily net assets. The fee is accrued daily and paid monthly.

Pursuant to the investment advisory agreement, the Portfolio may reimburse the Adviser for certain legal and accounting services provided to the Portfolio by the Adviser. For the six months ended June 30, 2016, the reimbursement for such services amounted to $24,077.

The Portfolio compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation retained by ABIS amounted to $569 for the six months ended June 30, 2016.

Brokerage commissions paid on investment transactions for the six months ended June 30, 2016 amounted to $105,588, of which $0 and $0, respectively, was paid to Sanford C. Bernstein & Co. LLC and Sanford C. Bernstein Limited, affiliates of the Adviser.

NOTE C: Distribution Plan

The Portfolio has adopted a Distribution Plan (the “Plan”) for Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Portfolio pays distribution and servicing fees to AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, at an annual rate of up to .50% of the Portfolio’s average daily net assets attributable to Class B shares. The fees are accrued daily and paid monthly. The Board currently limits payments under the Plan to .25% of the Portfolio’s average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio’s Class B shares. Since the Distributor’s compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the “compensation” variety.

In the event that the Plan is terminated or not continued, no distribution or servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio’s shares.

NOTE D: Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2016 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$131,043,522		$146,121,592
U.S. government securities	–0	–	–0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$89,317,211
Gross unrealized depreciation	(6,274,906)

Net unrealized appreciation	$83,042,305

11

LARGE CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

1. Derivative Financial Instruments

The Portfolio may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The Portfolio did not engage in derivatives transactions for the six months ended June 30, 2016.

2. Currency Transactions

The Portfolio may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Portfolio may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Portfolio may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Portfolio and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Portfolio may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E: Securities Lending

The Portfolio may enter into securities lending transactions. Under the Portfolio’s securities lending program, all loans of securities will be collateralized continually by cash. The Portfolio will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Portfolio in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. It is the policy of the Portfolio to receive collateral consisting of cash in an amount exceeding the value of the securities loaned. The Portfolio will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Portfolio amounts equal to any income or other distributions from the securities. The Portfolio will not have the right to vote on any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in AB Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Portfolio, and as approved by the Board. Prior to June 24, 2016, such cash collateral received was invested in AB Exchange Reserves. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. When the Portfolio lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. As of June 30, 2016, the Portfolio had no securities out on loan. The cash collateral will be adjusted on the next business day to maintain the required collateral amount. The Portfolio earned securities lending income of $18,558, $8,818 and $73 from the borrowers, AB Exchange Reserves and AB Government Money Market Portfolio, respectively, for the six months ended June 30, 2016; these amounts are reflected in the statement of operations. In connection with the cash collateral investment by the Portfolio in the AB Government Money Market Portfolio, the Adviser has agreed to waive a portion of management fee assessed by the AB Government Money Market Portfolio. For the six months ended June 30, 2016, such waiver amounted to $41. A principal risk of lending portfolio securities is that the borrower will fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. A summary of the Portfolio’s transactions in shares of AB Exchange Reserves for the period January 1, 2016 to June 23, 2016 is as follows:

Market Value December 31, 2015 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Transfer to AB Government Money Market Portfolio (000)	Market Value June 23, 2016 (000)
$3,763	$32,425	$32,465	$3,723	$0

A summary of the Portfolio’s transactions in shares of AB Government Money Market Portfolio for the period June 24, 2016 to June 30, 2016 is as follows:

Market Value June 24, 2016 (000)	Transfer from AB Exchange Reserves (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value June 30, 2016 (000)
$0	$3,723	$128	$3,851	$0

12

AB Variable Products Series Fund

NOTE F: Capital Stock

Each class consists of 500,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	SHARES			AMOUNT
	Six Months Ended June 30, 2016 (unaudited)		Year Ended December 31, 2015	Six Months Ended June 30, 2016 (unaudited)		Year Ended December 31, 2015
Class A
Shares sold	47,852		199,525	$2,279,114		$10,118,836
Shares issued in reinvestment of distributions	–0	–	350,336	–0	–	17,054,341
Shares redeemed	(283,610)		(562,984)	(13,502,035)		(28,506,471)

Net decrease	(235,758)		(13,123)	$(11,222,921)		$(1,333,294)

Class B
Shares sold	317,190		904,381	$14,447,910		$43,681,497
Shares issued in reinvestment of distributions	–0	–	493,448	–0	–	23,201,920
Shares redeemed	(687,724)		(815,662)	(31,333,636)		(39,779,969)

Net increase (decrease)	(370,534)		582,167	$(16,885,726)		$27,103,448

NOTE G: Risks Involved in Investing in the Portfolio

Focused Portfolio Risk—Investments in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Portfolio’s net asset value, or NAV.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

Derivatives Risk—The Portfolio may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Portfolio, and subject to counterparty risk to a greater degree than more traditional investments. Derivatives may result in significant losses, including losses that are far greater than the value of the derivatives reflected on the statement of assets and liabilities.

Indemnification Risk—In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Portfolio has not accrued any liability in connection with these indemnification provisions.

NOTE H: Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $280 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the six months ended June 30, 2016.

NOTE I: Distributions to Shareholders

The tax character of distributions to be paid for the year ending December 31, 2016 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended December 31, 2015 and December 31, 2014 were as follows:

	2015		2014
Distributions paid from:
Ordinary income	$–0	–	$–0	–
Net long-term capital gains	40,256,261		–0	–

Total taxable distributions paid	$40,256,261		$–0	–

13

LARGE CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

As of December 31, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$237,824
Undistributed capital gains	49,545,304
Unrealized appreciation/(depreciation)	95,603,679	(a)

Total accumulated earnings/(deficit)	$145,386,807

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

For tax purposes, net capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of December 31, 2015, the Portfolio did not have any capital loss carryforwards.

NOTE J: New Accounting Pronouncement

In May 2015, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2015-07 (the “ASU”) which removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient. The ASU also removes the requirement to make certain disclosures for investments that are eligible to be measured at fair value using the net asset value per share practical expedient but do not utilize that practical expedient. The ASU is effective for annual periods beginning after December 15, 2015 and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

NOTE K: Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Portfolio’s financial statements through this date.

14

LARGE CAP GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS	AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	CLASS A
	Six Months Ended June 30, 2016 (unaudited)		Year Ended December 31,
			2015		2014		2013		2012		2011
Net asset value, beginning of period	$49.50		$48.83		$42.78		$31.17		$26.86		$27.79

Income From Investment Operations
Net investment income (loss) (a)	(.01	)(b)	.02		.02		(.04)		.05		.09
Net realized and unrealized gain (loss) on investment transactions	(1.00)		5.33		6.03		11.68		4.35		(.93)
Contributions from Affiliates	.00	(c)	–0	–	–0	–	–0	–	–0	–	–0	–

Net increase (decrease) in net asset value from operations	(1.01)		5.35		6.05		11.64		4.40		(.84)

Less: Dividends
Dividends from net investment income	–0	–	–0	–	–0	–	(.03)		(.09)		(.09)
Distributions from net realized gain on investment transactions	–0	–	(4.68)		–0	–	–0	–	–0	–	–0	–

Net asset value, end of period	$48.49		$49.50		$48.83		$42.78		$31.17		$26.86

Total Return
Total investment return based on net asset value (d)*	(2.04)%		11.11%		14.14%		37.35%		16.39%		(3.04)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$176,243		$191,568		$189,620		$190,488		$160,226		$166,654
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	.83	%^	.82%		.83%		.85%		.86%		.84%
Expenses, before waivers/reimbursements	.83	%^	.82%		.83%		.85%		.86%		.84%
Net investment income (loss)	(.06	)%^(b)	.04%		.04%		(.11)%		.18%		.33%
Portfolio turnover rate	32%		65%		65%		60%		94%		89%

See footnote summary on page 16.

15

LARGE CAP GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS
(continued)	AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

CLASS B
Six Months Ended June 30, 2016 (unaudited)	Year Ended December 31,
2015	2014	2013	2012	2011
Net asset value, beginning of period	$47.77	$47.38	$41.62	$30.38	$26.17	$27.08

Income From Investment Operations
Net investment income (loss) (a)	(.07	)(b)	(.10)	(.09)	(.13)	(.02)	.02
Net realized and unrealized gain (loss) on investment transactions	(.96)	5.17	5.85	11.37	4.24	(.91)

Net increase (decrease) in net asset value from operations	(1.03)	5.07	5.76	11.24	4.22	(.89)

Less: Dividends
Dividends from net investment income	–0	–	–0	–	–0	–	–0	–	(.01)	(.02)
Distributions from net realized gain on investment transactions	–0	–	(4.68)	–0	–	–0	–	–0	–	–0	–

Net asset value, end of period	$46.74	$47.77	$47.38	$41.62	$30.38	$26.17

Total Return
Total investment return based on net asset value (d)*	(2.15)%	10.86%	13.84%	37.00%	16.12%	(3.27)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$244,100	$267,171	$237,452	$230,350	$190,896	$194,729
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.08	%^	1.07%	1.08%	1.10%	1.11%	1.09%
Expenses, before waivers/reimbursements	1.08	%^	1.07%	1.08%	1.10%	1.11%	1.09%
Net investment income (loss)	(.31	)%^(b)	(.21)%	(.21)%	(.36)%	(.07)%	.08%
Portfolio turnover rate	32%	65%	65%	60%	94%	89%

(a)	Based on average shares outstanding.

(b)	Net of expenses waived and reimbursed by the Adviser.

(c)	Amount is less than $.005.

(d)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect (i) insurance company’s separate account related expense charges and (ii) the deductions of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

*	Includes the impact of proceeds received and credited to the Portfolio resulting from class action settlements, which enhanced the Portfolio’s performance for the six months ended June 30, 2016 and years ended December 31, 2015, December 31, 2014, December 31, 2013, December 31, 2012 and December 31, 2011 by 0.01%, 0.09%, 0.02%, 0.10%, 0.95% and 0.46%, respectively.

^	Annualized.

See notes to financial statements.

16

LARGE CAP GROWTH PORTFOLIO
CONTINUANCE DISCLOSURE	AB Variable Products Series Fund

INFORMATION REGARDING THE REVIEW AND APPROVAL OF THE FUND’S ADVISORY AGREEMENT

The disinterested directors (the “directors”) of AB Variable Products Series Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Large Cap Growth Portfolio (the “Fund”) at a meeting held on May 3-5, 2016 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed an independent evaluation prepared by the Company’s Senior Officer (who is also the Company’s Independent Compliance Officer) of the reasonableness of the advisory fee, in which the Senior Officer concluded that the contractual fee for the Fund was reasonable. The directors also discussed the proposed continuance in private sessions with counsel and the Company’s Senior Officer.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they receive presentations from the Adviser on the investment results of the Fund and review extensive materials and information presented by the Adviser.

The directors also considered all other factors they believed relevant, including the specific matters discussed below. In their deliberations, the directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Company’s Senior Officer. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues, expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2014 and 2015 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Company’s Senior Officer. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the

17

LARGE CAP GROWTH PORTFOLIO
CONTINUANCE DISCLOSURE
(continued)	AB Variable Products Series Fund

Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of the Fund’s Class B shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an analytical service that is not affiliated with the Adviser, showing the performance of the Class A Shares of the Fund against a peer group and a peer universe selected by Broadridge, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended February 29, 2016 and (in the case of comparisons with the broad-based securities market index) the period since inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate paid by the Fund to the Adviser and information prepared by Broadridge concerning advisory fee rates paid by other funds in the same Broadridge category as the Fund at a common asset level. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors considered the Fund’s contractual effective advisory fee rate against a peer group median and took into account the impact on the advisory fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year.

The directors also considered the Adviser’s fee schedule for institutional clients pursuing a similar investment style. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and the evaluation from the Company’s Senior Officer and noted the differences between the Fund’s fee schedule, on the one hand, and the institutional fee schedule and the schedule of fees charged to any offshore funds and any sub-advised funds, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors noted that the Adviser advises another AB Fund with a substantially similar investment style for the same fee schedule as the Fund.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to funds such as the Fund, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

The directors also considered the total expense ratio of the Class A shares of the Fund in comparison to a peer group and a peer universe selected by Broadridge. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s Broadridge category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. After reviewing and discussing the Adviser’s explanations of the reasons that the Fund’s expense ratio was above the medians, the directors concluded that the Fund’s expense ratio was acceptable.

18

AB Variable Products Series Fund

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

19

LARGE CAP GROWTH PORTFOLIO
SENIOR OFFICER FEE EVALUATION	AB Variable Products Series Fund

THE FOLLOWING IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

SUMMARY OF SENIOR OFFICER’S EVALUATION OF INVESTMENT ADVISORY AGREEMENT1

The following is a summary of the evaluation of the Investment Advisory Agreement between AllianceBernstein L.P. (the “Adviser”) and the AB Variable Products Series Fund (the “Fund”), in respect of AB Large Cap Growth Portfolio (the “Portfolio”).2 The evaluation of the Investment Advisory Agreement was prepared by Philip L. Kirstein, the Senior Officer of the Fund, for the Directors of the Fund, as required by a September 2004 agreement between the Adviser and the New York State Attorney General (the “NYAG”). The Senior Officer’s evaluation of the Investment Advisory Agreement is not meant to diminish the responsibility or authority of the Board of Directors of the Fund to perform its duties pursuant to Section 15 of the Investment Company Act of 1940 (the “40 Act”) and applicable state law. The purpose of the summary is to provide shareholders with a synopsis of the independent evaluation of the reasonableness of the advisory fees proposed to be paid by the Portfolio which was provided to the Directors in connection with their review of the proposed approval of the continuance of the Investment Advisory Agreement. The Senior Officer’s evaluation considered the following factors:

1.	Advisory fees charged to institutional and other clients of the Adviser for like services;

2.	Advisory fees charged by other mutual fund companies for like services;

3.	Costs to the Adviser and its affiliates of supplying services pursuant to the advisory agreement, excluding any intra-corporate profit;

4.	Profit margins of the Adviser and its affiliates from supplying such services;

5.	Possible economies of scale as the Portfolio grows larger; and

6.	Nature and quality of the Adviser’s services including the performance of the Portfolio.

These factors, with the exception of the first factor, are generally referred to as the “Gartenberg factors,” which were articulated by the United States Court of Appeals for the Second Circuit in 1982. Gartenberg v. Merrill Lynch Asset Management, Inc., 694 F. 2d 923 (2d Cir. 1982). The first factor is an additional factor required to be considered by the AoD. On March 30, 2010, the Supreme Court held the Gartenberg decision was correct in its basic formulation of what Section 36(b) requires: to face liability under Section 36(b), “an investment adviser must charge a fee that is so disproportionately large that it bears no reasonable relationship to the services rendered and could not have been the product of arm’s length bargaining.” Jones v. Harris Associates L.P., 130 S. Ct. 1418 (2010). In the Jones decision, the Court stated the Gartenberg approach fully incorporates the correct understanding of fiduciary duty within the context of Section 36(b) and noted with approval that “Gartenberg insists that all relevant circumstances be taken into account” and “uses the range of fees that might result from arm’s-length bargaining as the benchmark for reviewing challenged fees.”3

PORTFOLIO ADVISORY FEES, NET ASSETS & EXPENSE RATIOS

The Adviser proposed that the Portfolio pays the advisory fee set forth in the table below for receiving the services to be provided pursuant to the Investment Advisory Agreement. The fee schedule below, implemented in January 2004 in consideration of the Adviser’s settlement with the NYAG in December 2003, is based on a master schedule that contemplates eight categories of funds with almost all funds in each category having the same advisory fee schedule.

Portfolio	Category	Advisory Fee Based on % of Average Daily Net Assets	Net Assets 3/31/16 ($MIL)
Large Cap Growth Portfolio	Growth	0.75% on first $2.5 billion 0.65% on next $2.5 billion 0.60% on the balance	$440.3

The Adviser is reimbursed as specified in the Investment Advisory Agreement for certain clerical, legal, accounting, administrative and other services provided to the Portfolio. During the Portfolio’s most recently completed fiscal year, the Adviser received $50,998 (0.011% of the Portfolio’s average daily net assets) for such services.

1	The information in the fee summary was completed on April 21, 2016 and discussed with the Board of Directors on May 3-5, 2016.

2	Future references to the Fund and the Portfolio do not include “AB.” References in the fee summary pertaining to performance and expense ratio rankings refer to the Class A shares of the Portfolio.

3	Jones v. Harris at 1427.

20

AB Variable Products Series Fund

Set forth below are the Portfolio’s gross expense ratios for the most recently completed fiscal year:

Portfolio	Total Expense Ratio	Fiscal Year
Large Cap Growth Portfolio	Class A 0.82% Class B 1.07%	December 31

I. ADVISORY FEES CHARGED TO INSTITUTIONAL AND OTHER CLIENTS

The advisory fees charged to investment companies which the Adviser manages and sponsors are normally higher than those charged to similar sized institutional accounts, including pension plans and sub-advised investment companies. The fee differential reflects, among other things, different services provided to such clients, and different liabilities assumed. Services provided by the Adviser to the Portfolio that are not provided to non-investment company clients and sub-advised investment companies include providing office space and personnel to serve as Fund Officers, who among other responsibilities make the certifications required under the Sarbanes–Oxley Act of 2002, and coordinating with and monitoring the Portfolio’s third party service providers such as Fund counsel, auditors, custodians, transfer agents and pricing services. The accounting, administrative, legal and compliance requirements for the Portfolio are more costly than those for institutional assets due to the greater complexities and time required for investment companies, although as previously noted, the Adviser is reimbursed for providing some of these services. Also, retail mutual funds managed by the Adviser are widely held. Servicing the Portfolio’s investors is more time consuming and labor intensive compared to institutional clients since the Adviser needs to communicate with a more extensive network of financial intermediaries and shareholders. The Adviser also believes that it incurs substantial entrepreneurial risk when offering a new mutual fund, since establishing a new mutual fund requires a large upfront investment, and it may take a long time for the fund to achieve profitability since the fund must be priced to scale from inception in order to be competitive and assets are acquired one account at a time. In addition, managing the cash flow of an investment company may be more difficult than managing that of a stable pool of assets, such as an institutional account with little cash movement in either direction, particularly, if a fund is in net redemption and the Adviser is frequently forced to sell securities to raise cash for redemptions. However, managing a fund with positive cash flow may be easier at times than managing a stable pool of assets. In recent years, investment advisers have been sued by institutional clients and have suffered reputational damage both by the attendant publicity and outcomes other than complete victories. Accordingly, the legal and reputational risks associated with institutional accounts are greater than previously thought, although still not equal to those related to the mutual fund industry.

Notwithstanding the Adviser’s view that managing an investment company is not comparable to managing other institutional accounts because the services provided are different, the Supreme Court has indicated consideration should be given to the advisory fees charged to institutional accounts that have a substantially similar investment style as the Portfolio.4 In addition to the AB Institutional fee schedule, set forth below is what would have been the effective advisory fee of the Portfolio had the AB Institutional fee schedule been applicable to the Portfolio based on March 31, 2016 net assets:5

Portfolio	Net Assets 3/31/16 ($MIL)	AB Institutional Fee Schedule	Effective AB Inst. Adv. Fee	Portfolio Advisory Fee
Large Cap Growth Portfolio	$440.3	U.S. Large Cap Growth 0.80% on first $25 million 0.50% on next $25 million 0.40% on next $50 million 0.30% on next $100 million 0.25% on the balance Minimum account size: $25m	0.324%	0.750%

4	The Supreme Court stated that “courts may give such comparisons the weight that they merit in light of the similarities and differences between the services that the clients in question require, but the courts must be wary of inapt comparisons.” Among the significant differences the Supreme Court noted that may exist between services provided to mutual funds and institutional accounts are “higher marketing costs.” Jones v. Harris at 1428.

5	The Adviser has indicated that with respect to institutional accounts with assets greater than $300 million, it will negotiate a fee schedule. Discounts that are negotiated vary based upon each client relationship.

21

LARGE CAP GROWTH PORTFOLIO
SENIOR OFFICER FEE EVALUATION
(continued)	AB Variable Products Series Fund

The Adviser also manages AB Large Cap Growth Fund, Inc. (“Large Cap Growth Fund, Inc.), retail mutual fund, which has a substantially similar investment style as the Portfolio. Set forth below are the fee schedule of Large Cap Growth Fund, Inc. and what would have been the effective advisory fee of the Portfolio had the fee schedule of the retail mutual fund been applicable to the Portfolio:6

Portfolio	AB Mutual Fund	Fee Schedule	ABMF Effective Fee
Large Cap Growth Portfolio	Large Cap Growth Fund, Inc.	0.75% on first $2.5 billion 0.65% on next $2.5 billion 0.60% on the balance	0.750%

The Adviser also manages and sponsors retail mutual funds, which are organized in jurisdictions outside the United States, generally Luxembourg and Japan, and sold to non-United States resident investors. The Adviser charges the fees set forth for American Growth Portfolio, a Luxembourg fund that has a somewhat similar investment style as the Portfolio.

Portfolio	Fee[7]
American Growth Portfolio
Class A	1.50%
Class I (Institutional)	0.70%

The Adviser provides sub-advisory services to certain other investment companies managed by other fund families. The Adviser charges the fees set forth below for the sub-advisory relationship that has a somewhat similar investment style as the Portfolio. Also shown are the Portfolio’s advisory fee and what would have been the effective advisory fee of the Portfolio had the fee schedules of the sub-advisory relationship been applicable to the Portfolio based on March 31, 2016 net assets.

Portfolio		Fee Schedule	Effective Sub-Adv. Fee (%)	Portfolio Advisory Fee (%)
Large Cap Growth Portfolio	Client #1	0.35% on the first $50 million 0.30% on the next $100 million 0.25% on the balance	0.273 (Fee to AB)	0.750

It is fair to note that the services the Adviser provides pursuant to sub-advisory agreements are generally confined to the services related to the investment process; in other words, they are not as comprehensive as the services provided to the Portfolio by the Adviser.

While it appears that the sub-advisory relationship is paying a lower fee than the Portfolio, it is difficult to evaluate the relevance of such a lower fee due to differences in terms of the services provided, risks involved and other competitive factors between the Portfolio and the sub-advisory relationship. There could be various business reasons why an investment adviser would be willing to provide a sub-advisory relationship investment related services at a different fee level than an investment company it is sponsoring where the investment adviser is providing all the services, not just investment management, generally required by a registered investment company.

II. MANAGEMENT FEES CHARGED BY OTHER MUTUAL FUND COMPANIES FOR LIKE SERVICES.

Broadridge, an analytical service that is not affiliated with the Adviser, compared the fees charged to the Portfolio with fees charged to other investment companies for similar services by other investment advisers.8,9 Broadridge’s analysis included

6	The retail mutual fund was also affected by the settlement between the Adviser and the NYAG. As a result, the Portfolio has the same breakpoints in its advisory fee schedule as the retail mutual fund.

7	Class A shares of the fund are charged an “all-in” fee, which includes investment advisory services and distribution related services, unlike Class I shares, whose fee is for only investment advisory services.

8	On June 5, 2015, Broadridge Financial Solutions, Inc. (“Broadridge”) acquired the Fiduciary Services and Competitive Intelligence unit, i.e., the group responsible for providing the Portfolio’s 15(c) report, from Thomson Reuters’ Lipper division. The group that maintains Lipper’s expense and performance databases and investment classifications/objectives remains a part of Thomson Reuters’ Lipper division. Accordingly, the Portfolio’s investment classification/objective continues to be determined by Lipper.

9	The Supreme Court cautioned against accepting mutual fund fee comparisons without careful scrutiny since “these comparisons are problematic because these fees, like those challenged, may not be the product of negotiations conducted at arm’s length.” Jones v. Harris at 1429.

22

AB Variable Products Series Fund

the Portfolio’s contractual management fee, estimated at the approximate current asset level of the subject Portfolio, to the median of the Portfolio’s Broadridge Expense Group (“EG”) and the Portfolio’s contractual management fee ranking.10

Broadridge describes an EG as a representative sample of comparable funds. Broadridge’s standard methodology for screening funds to be included in an EG entails the consideration of several fund criteria, including fund type, investment classification/objective, load type and similar 12b-1/non-12b-1 service fees, asset (size) comparability, expense components, operating structure, and expense attributes. An EG will typically consist of seven to twenty funds.

Portfolio	Contractual Management Fee (%)[11]	EG Median (%)	EG Rank
Large Cap Growth Portfolio	0.750	0.750	7/14

Broadridge also analyzed the Portfolio’s most recently completed fiscal year total expense ratio in comparison to the Portfolio’s EG and Broadridge Expense Universe (“EU”). The EU is a broader group compared to the EG, consisting of all funds that have the same investment classification/objective and load type as the subject Portfolio.12

Portfolio	Expense Ratio (%)[13]	EG Median (%)	EG Rank	EU Median (%)	EU Rank
Large Cap Growth Portfolio	0.824	0.793	10/14	0.789	44/64

Based on this analysis, the Portfolio has a more favorable ranking on a contractual management fee basis than on a total expense ratio basis.

III. COSTS TO THE ADVISER AND ITS AFFILIATES OF SUPPLYING SERVICES PURSUANT TO THE ADVISORY FEE ARRANGEMENT, EXCLUDING ANY INTRA-CORPORATE PROFIT.

The Adviser utilizes two profitability reporting systems, which operate independently but are aligned with each other, to estimate the Adviser’s profitability in connection with investment advisory services provided to the Portfolio. The Senior Officer has retained a consultant to provide independent advice regarding the alignment of the two profitability systems as well as the methodologies and allocations utilized by both profitability systems.

IV. PROFIT MARGINS OF THE ADVISER AND ITS AFFILIATES FOR SUPPLYING SUCH SERVICES.

The Portfolio’s profitability information, prepared by the Adviser for the Board of Directors, was reviewed by the Senior Officer and the consultant. The Adviser’s profitability from providing investment advisory services to the Portfolio increased during calendar year 2015, relative to 2014.

In addition to the Adviser’s direct profits from managing the Portfolio, certain of the Adviser’s affiliates have business relationships with the Portfolio and may earn a profit from providing other services to the Portfolio. The courts have referred to this type of business opportunity as “fall-out benefits” to the Adviser and indicated that such benefits should be factored into the evaluation of the total relationship between the Portfolio and the Adviser. Neither case law nor common business practice precludes the Adviser’s affiliates from earning a reasonable profit on this type of relationship provided the affiliates’ charges and services are competitive. These affiliates provide transfer agent, distribution and brokerage related services to the Portfolio and receive transfer agent fees, Rule 12b-1 payments, and brokerage commissions. In addition, the Adviser benefits from soft dollar arrangements which offset expenses the Adviser would otherwise incur.

The Portfolio has adopted a distribution plan for Class B shares pursuant to Rule 12b-1 under the 40 Act. Under the distribution plan, the Portfolio pays distribution and servicing fees to its principal underwriter, AllianceBernstein Investments, Inc. (“ABI”), the Portfolio’s distributor and an affiliate of the Adviser, at an annual rate of up to 0.50% of the Portfolio’s

10	The contractual management fee is calculated by Broadridge using the Portfolio’s contractual management fee rate at a hypothetical asset level. The hypothetical asset level is based on the combined net assets of all classes of the Portfolio, rounded up to the next $25 million. Broadridge’s total expense ratio information is based on the most recent annual report except as otherwise noted. A ranking of “1” means that the Portfolio has the lowest effective fee rate in the Broadridge peer group.

11	The contractual management fee does not reflect any expense reimbursements made by the Portfolio to the Adviser for certain clerical, legal, accounting, administrative and other services.

12	Except for asset (size) comparability, Broadridge uses the same criteria for selecting an EG when selecting an EU. Unlike the EG, the EU allows for the same adviser to be represented by more than just one fund.

13	Most recently completed fiscal year end Class A total expense ratio.

23

LARGE CAP GROWTH PORTFOLIO
SENIOR OFFICER FEE EVALUATION
(continued)	AB Variable Products Series Fund

average daily net assets attributable to Class B shares. The current annual rate that the Portfolio pays to ABI for 12b-1 fees is 0.25%. During the fiscal year ended December 31, 2015, ABI, an affiliate of the Adviser, received $635,197 in Rule 12b-1 fees.

During the fiscal year ended December 31, 2015, the Adviser incurred distribution expenses in the amount of $1,275,236 in connection with activities primarily intended to result in the sale of the Portfolio’s Class B shares. This expense amount incurred by ABI is partially offset by the 12b-1 fees paid by the Portfolio.

Financial intermediaries, such as insurers, market and sell shares of the Portfolio and typically receive compensation from ABI, the Advisers and/or the Portfolio for selling shares of the Portfolio. These financial intermediaries receive compensation in any or all of the following forms: 12b-1 fees, defrayal of costs for educational seminars and training, additional distribution support, recordkeeping and/or administrative services. Payments related to providing contract-holder recordkeeping and/or administrative services will generally not exceed 0.35% of the average daily net assets of the Portfolio attributable to the relevant intermediary over the year. With respect to the Fund, which includes the Portfolio and other Portfolios of the Fund not discussed in this summary, ABI paid approximately $400,000 in 2015 and expects to pay approximately $450,000 in 2016 for educational support and distribution assistance (revenue sharing payments).

The transfer agent of the Portfolio is AllianceBernstein Investor Services, Inc. (“ABIS”). During the most recently completed fiscal year, ABIS received a fee of $1,262 from the Portfolio.14

The Portfolio did not effect brokerage transactions through the Adviser’s affiliate, Sanford C. Bernstein & Co., LLC (“SCB & Co.”) nor its U.K. affiliate, Sanford C. Bernstein Limited (“SCB Ltd.”), collectively “SCB,” and pay commissions during the Portfolio’s most recently completed fiscal year. The Adviser represented that SCB’s profitability from business conducted in the future with the Portfolio would be comparable to the profitability of SCB’s dealings with other similar third party clients. In the ordinary course of business, SCB receives and pays liquidity rebates from electronic communications networks (“ECNs”) derived from trading for its clients. These credits and charges are not being passed onto any SCB client. The Adviser also receives certain soft dollar benefits from brokers that execute agency trades for the Portfolio and other clients. These soft dollar benefits reduce the Adviser’s cost of doing business and increase its profitability.

V. POSSIBLE ECONOMIES OF SCALE

The Adviser has indicated that economies of scale are being shared with shareholders through pricing to scale, breakpoints, fee reductions/waivers and enhancement to services.

In May 2012, an independent consultant, retained by the Senior Officer, provided the Board of Directors information on the Adviser’s firm-wide average costs from 2005 through 2011 and the potential economies of scale. The independent consultant noted that from 2005 through 2007 the Adviser experienced significant growth in assets under management (“AUM”). During this period, operating expenses increased, in part to keep up with growth, and in part reflecting market returns. However, from 2008 through the first quarter of 2009, AUM rapidly and significantly decreased due to declines in market value and client withdrawals. When AUM rapidly decreased, some operating expenses categories, including base compensation and office space, adjusted more slowly during this period, resulting in an increase in average costs. Since 2009, AUM has experienced less significant changes. The independent consultant noted that changes in operating expenses reflect changes in business composition and business practices in response to changes in financial markets. Finally, the independent consultant concluded that the increase in average cost and the decline in net operating margin across the Adviser since late 2008 are inconsistent with the view that there are currently reductions in average costs due to economies of scale that can be shared with the AB Mutual Funds managed by the Adviser through lower fees.

In February 2008, the independent consultant provided the Board of Directors an update of Deli’s study on advisory fees and various fund characteristics.15,16 The independent consultant first reiterated the results of his previous two dimensional

14	The Fund, which includes the Portfolio and other Portfolios of the Fund paid ABIS a fee of $18,000 for each calendar year.

15	The Deli study, originally published in 2002 based on 1997 data and updated for the February 2008 Presentation, may be of diminished value due to the age of the data used in the presentation and the changes experienced in the industry over the last four years. Source: Deli, Daniel N. “Mutual Fund Advisory Contracts: An Empirical Investigation.” Journal of Finance, 57(1): 109-133 (2002).

16	As mentioned previously, the Supreme Court cautioned against accepting mutual fund fee comparisons without careful scrutiny since the fees may not be the product of negotiations conducted at arm’s length. See Jones v. Harris at 1429.

24

AB Variable Products Series Fund

comparison analysis (fund size and family size) with the Board of Directors.17 The independent consultant then discussed the results of the regression model that was utilized to study the effects of various factors on advisory fees. The regression model output indicated that the bulk of the variation in fees predicted were explained by various factors, but substantially by fund AUM, family AUM, index fund indicator and investment style. The independent consultant also compared the advisory fees of the AB Mutual Funds to similar funds managed by 19 other large asset managers, regardless of the fund size and each Adviser’s proportion of mutual fund assets to non-mutual fund assets.

VI. NATURE AND QUALITY OF THE ADVISER’S SERVICES, INCLUDING THE PERFORMANCE OF THE PORTFOLIO

With assets under management of approximately $479 billion as of March 31, 2016, the Adviser has the investment experience to manage and provide non-investment services (described in Section I) to the Portfolio.

The information in the table below shows the 1, 3, 5 and 10 year net performance returns and rankings18 of the Portfolio relative to the Portfolio’s Broadridge Performance Group (“PG”) and Broadridge Performance Universe (“PU”)19 for the period ended February 29, 2016.20

	Portfolio (%)	PG Median (%)	PU Median (%)	PG Rank	PU Rank
Large Cap Growth Portfolio
1 year	–2.12	–7.69	–6.96	2/14	3/82
3 year	15.24	11.15	11.63	2/14	5/81
5 year	11.36	10.18	9.95	4/13	13/75
10 year	6.60	6.45	6.80	6/12	34/63

Set forth below are the 1, 3, 5 and 10 year and since inception performance returns of the Portfolio (in bold)21 versus its benchmark. Portfolio and benchmark volatility and reward-to-variability ratio (“Sharpe Ratio”) information is also shown.22

	Periods Ending February 29, 2016 Annualized Performance
	1 Year (%)	3 Year (%)	5 Year (%)	10 Year (%)	Since Inception (%)	Annualized		Risk Period (Year)
						Volatility (%)	Sharpe (%)
Large Cap Growth Portfolio	–2.12	15.24	11.36	6.60	9.27	16.30	0.40	10
Russell 1000 Growth Index	–5.05	12.54	10.95	7.74	8.36	15.39	0.48	10
Inception Date: June 26, 1992

17	The two dimensional analysis showed patterns of lower advisory fees for funds with larger asset sizes and funds from larger family sizes compared to funds with smaller asset sizes and funds from smaller family sizes, which according to the independent consultant is indicative of a sharing of economies of scale and scope. However, in less liquid and active markets, such is not the case, as the empirical analysis showed potential for diseconomies of scale in those markets. The empirical analysis also showed diminishing economies of scale and scope as funds surpassed a certain high level of assets.

18	The performance returns and rankings of the Portfolio are for the Portfolio’s Class A shares. The performance returns and rankings of the Portfolio were provided by Broadridge.

19	The Portfolio’s PG is identical to the Portfolio’s EG. The Portfolio’s PU is not identical to the Portfolio’s PG as the criteria for including/excluding a fund in/from a PU is different from that of an EU.

20	The current Lipper investment classification/objective dictates the PG and PU throughout the life of each fund even if the fund had a different investment classification/objective at a different point in time.

21	The performance returns and risk measures shown in the table are for the Class A shares of the Portfolio.

22	Portfolio and benchmark volatility and Sharpe Ratio information was obtained through Lipper LANA, a database maintained by Lipper. Volatility is a statistical measure of the tendency of a market price or yield to vary over time. A Sharpe Ratio is a risk adjusted measure of return that divides a fund’s return in excess of the riskless return by the fund’s standard deviation. A fund with a greater volatility would be viewed as more risky than a fund with equivalent performance but lower volatility; for that reason, a greater return would be demanded for the more risky fund. A fund with a higher Sharpe Ratio would be viewed as better performing than a fund with a lower Sharpe Ratio.

25

LARGE CAP GROWTH PORTFOLIO
SENIOR OFFICER FEE EVALUATION
(continued)	AB Variable Products Series Fund

CONCLUSION:

The Senior Officer observed that the Portfolio has a relatively high total expense ratio compared to the Portfolio’s Broadridge peers, and recommended that the Directors discuss with the Adviser possible actions to reduce the Portfolio’s total expense ratio. Based on the factors discussed above the Senior Officer’s conclusion is that the proposed advisory fee for the Portfolio is reasonable and within the range of what would have been negotiated at arm’s-length in light of all the surrounding circumstances. This conclusion in respect of the Portfolio is based on an evaluation of all of these factors and no single factor was dispositive.

Dated: June 2, 2016

26

VPS-LCG-0152-0616

JUN    06.30.16

SEMI-ANNUAL REPORT

AB VARIABLE PRODUCTS

SERIES FUND, INC.

+	MULTI-MANAGER ALTERNATIVE STRATEGIES PORTFOLIO

A discussion of the Portfolio’s investment performance is not included in this report since the Portfolio only recently commenced operations on December 16, 2015. AllianceBernstein L.P. would like to thank you for your interest and investment in the Portfolio.

Investment Products Offered

➢	Are Not FDIC Insured
➢	May Lose Value
➢	Are Not Bank Guaranteed

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abglobal.com or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

MULTI-MANAGER ALTERNATIVE STRATEGIES PORTFOLIO
EXPENSE EXAMPLE (unaudited)	AB Variable Products Series Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. The estimate of expenses does not include fees or other expenses of any variable insurance product. If such expenses were included, the estimate of expenses you paid during the period would be higher and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The estimate of expenses does not include fees or other expenses of any variable insurance product. If such expenses were included, the estimate of expenses you paid during the period would be higher and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of each class’ table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$993.00	$1.88	0.38%
Hypothetical**	$1,000	$1,022.97	$1.91	0.38%

Class B
Actual	$1,000	$993.00	$3.12	0.63%
Hypothetical**	$1,000	$1,021.73	$3.17	0.63%

*	Expenses are equal to each classes’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

1

MULTI-MANAGER ALTERNATIVE STRATEGIES PORTFOLIO
STRATEGY BREAKDOWN*
June 30, 2016 (unaudited)	AB Variable Products Series Fund

STRATEGY	CURRENT WEIGHTING
Long/Short Equity	56.7%
Special Situations	23.3%
Relative Value/Credit	17.8%
Global Macro	1.8%
Cash	0.4%

*	All data are as of June 30, 2016. The Portfolio’s strategy breakdown is expressed as a percentage of total net assets and may vary over time.

2

MULTI-MANAGER ALTERNATIVE STRATEGIES PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2016 (unaudited)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES–100.2%
FUNDS AND INVESTMENT TRUSTS–100.2%(a)
AB Long/Short Multi-Manager Portfolio–Class Z	14,745	$145,089
AB Multi-Manager Alternative Strategies Fund–Class Z	50,403	493,951
AQR Long-Short Equity Fund–Class R6	4,085	50,453
DoubleLine Total Return Bond Fund–Class I	9,422	102,980
Gotham Absolute Return Fund–Institutional Class	8,032	99,591
Kellner Merger Fund–Institutional Class	9,634	98,844

TOTAL INVESTMENTS–100.2% (cost $1,007,937)		990,908
Other assets less liabilities–(0.2)%		(1,719)

NET ASSETS–100.0%		$989,189

(a)	To obtain a copy of the Underlying Portfolios’ shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

See notes to financial statements.

3

MULTI-MANAGER ALTERNATIVE STRATEGIES PORTFOLIO
STATEMENT OF ASSETS & LIABILITIES
June 30, 2016 (unaudited)	AB Variable Products Series Fund

ASSETS
Investments in securities, at value
Unaffiliated issuers (cost $355,545)	$351,868
Affiliated issuers (cost $652,392)	639,040
Cash	139
Receivable due from Adviser	203,808
Prepaid expenses	39,583
Dividends receivable	314

Total assets	1,234,752

LIABILITIES
Offering cost payable	86,000
Audit and tax fee payable	67,231
Custody fee payable	42,680
Printing fee payable	23,644
Legal fee payable	17,227
Transfer Agent fee payable	38
Distribution fee payable	13
Accrued expenses	8,730

Total liabilities	245,563

NET ASSETS	$989,189

COMPOSITION OF NET ASSETS
Capital stock, at par	$100
Additional paid-in capital	999,884
Undistributed net investment income	4,703
Accumulated net realized gain on investment transactions	1,531
Net unrealized depreciation on investments	(17,029)

$989,189

Net Asset Value Per Share—1 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value
A	$979,310	99,000	$9.89
B	$9,879	1,000	$9.88

See notes to financial statements.

4

MULTI-MANAGER ALTERNATIVE STRATEGIES PORTFOLIO
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2016 (unaudited)	AB Variable Products Series Fund

INVESTMENT INCOME
Dividends—Income distributions from unaffiliated Underlying Portfolios	$1,821
EXPENSES
Advisory fee (see Note B)	9,300
Distribution fee—Class B	12
Transfer agency—Class A	38
Audit and tax	47,702
Amortization of offering expenses	42,883
Custodian	39,365
Printing	16,935
Legal	15,901
Directors’ fees	7,656
Miscellaneous	992

Total expenses	180,784
Less: expenses waived and reimbursed by the Adviser (see Note B)	(178,912)

Net expenses	1,872

Net investment loss	(51)

UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net change in unrealized appreciation/depreciation of:
Affiliated Underlying Portfolios	(7,510)
Unaffiliated Underlying Portfolios	1,192

Net loss on investment transactions	(6,318)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$(6,369)

See notes to financial statements.

5

MULTI-MANAGER ALTERNATIVE STRATEGIES PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS	AB Variable Products Series Fund

	Six Months Ended June 30, 2016 (unaudited)		December 16, 2015(a) to December 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(51)		$4,738
Net realized gain distributions from Underlying Portfolios	–0	–	129
Net realized gain distributions from unaffiliated Underlying Portfolios	–0	–	1,402
Net change in unrealized appreciation/depreciation of affiliated Underlying Portfolios	(7,510)		(5,842)
Net change in unrealized appreciation/depreciation of unaffiliated Underlying Portfolios	1,192		(4,869)

Net decrease in net assets from operations	(6,369)		(4,442)
CAPITAL STOCK TRANSACTIONS
Net increase	–0	–	1,000,000

Total increase (decrease)	(6,369)		995,558
NET ASSETS
Beginning of period	995,558		–0	–

End of period (including undistributed net investment income of $4,703 and $4,754, respectively)	$989,189		$995,558

(a)	Commencement of operations.

See notes to financial statements.

6

MULTI-MANAGER ALTERNATIVE STRATEGIES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2016 (unaudited)	AB Variable Products Series Fund

NOTE A: Significant Accounting Policies

The AB Multi-Manager Alternative Strategies Portfolio (the “Portfolio”) is a series of AB Variable Products Series Fund, Inc. (the “Fund”). AB Multi-Manager Alternative Strategies Portfolio commenced operations on December 16, 2015. The Portfolio’s investment objective is long-term growth of capital. The Portfolio is non-diversified as defined under the Investment Company Act of 1940. The Fund was incorporated in the State of Maryland on November 17, 1987, as an open-end series investment company. The Fund offers sixteen separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. As of June 30, 2016 AllianceBernstein L.P. (the “Adviser”) was the sole shareholder of each class of shares of the Portfolio. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio’s net asset value per share. The Portfolio invests primarily in a combination of portfolios managed by the Adviser and by certain unaffiliated third parties (the “Underlying Portfolios”).

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g. last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Such factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information

7

MULTI-MANAGER ALTERNATIVE STRATEGIES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Portfolio may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Portfolio values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2016:

	Level 1	Level 2		Level 3		Total
Investments in Securities:
Assets:
Investment Companies	$990,908	$–0	–	$–0	–	$990,908

Total(a)	$990,908	$–0	–	$–0	–	$990,908

(a)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Committee to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

8

AB Variable Products Series Fund

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and processes at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolio’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current tax year and the prior tax year) and has concluded that no provision for income tax is required in the Portfolio’s financial statements.

5. Investment Income and Investment Transactions

Income and capital gain distributions from the Underlying Portfolios, if any, are recorded on the ex-dividend date. Transactions in shares of the Underlying Portfolios are accounted for on the trade date. Investment gains and losses are determined on the identified cost basis.

6. Class Allocations

All income earned and expenses incurred by the Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Fund are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

9

MULTI-MANAGER ALTERNATIVE STRATEGIES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

8. Offering Expenses

Offering expenses of $86,000 were deferred and amortized on a straight line basis over a one year period starting from December 16, 2015 (commencement of operations).

NOTE B: Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Portfolio pays the Adviser an advisory fee at an annual rate of 1.90% of the Portfolio’s average daily net assets. The fee is accrued daily and paid monthly. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses (excluding interest expense, taxes, extraordinary expenses, expenses associated with securities sold short, and brokerage commissions and other transaction costs) on an annual basis (the “Expense Caps”) to 2.15% and 2.40% of daily average net assets for Class A and Class B, respectively. Any fees waived and expenses borne by the Adviser are subject to repayment by the Portfolio until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne, provided that no repayments will be made that would cause the Portfolio’s total annual fund operating expenses to exceed the Expense Caps. The Expense Caps may not be terminated by the Adviser before May 1, 2017. For the six months ended June 30, 2016, such reimbursement amounted to $160,987.

The Portfolio may invest in AB mutual funds managed by the Adviser. In addition to the Expense Caps and to the extent not effectively implemented as a result of the Expense Caps, the Adviser has contractually agreed to waive its management fees and/or bear Portfolio expenses through December 16, 2016 in an amount equal to the Portfolio’s share of all fees and expenses of any AB mutual funds in which the Portfolio invests, and to waive its management fees so that the effective management fee payable with respect to Portfolio assets invested in mutual funds that are not advised by the Adviser is 0.20% of daily average net assets. For the six months ended June 30, 2016, such waiver amounted to $17,925.

A summary of the Portfolio’s transactions in AB mutual funds for the six months ended June 30, 2016 is as follows:

AB Multi-Manager Alternative Strategies Fund
						Distributions
Market Value 12/31/15 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./(Depr.) (000)	Market Value 06/30/16 (000)	Income (000)	Realized Gains (000)
$497	$0	$0	$0	$(3)	$494	$0	$0

AB Long/Short Multi-Manager Fund
						Distributions
Market Value 12/31/15 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./(Depr.) (000)	Market Value 06/30/16 (000)	Income (000)	Realized Gains (000)
$149	$0	$0	$0	$(4)	$145	$0	$0

The Portfolio compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation retained by ABIS amounted to $469 for the six months ended June 30, 2016.

NOTE C: Distribution Plan

The Portfolio has adopted a Distribution Plan (the “Plan”) for Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Portfolio pays distribution and servicing fees to AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, at an annual rate of up to .25% of the Portfolio’s average daily net assets attributable to Class B shares. The fees are accrued daily and paid monthly. The Board currently limits payments under the Plan to .25% of the Portfolio’s average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio’s Class B shares. Since the Distributor’s compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the “compensation” variety.

10

AB Variable Products Series Fund

In the event that the Plan is terminated or not continued, no distribution or servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio’s shares.

NOTE D: Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2016 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$1,857		$–0	–
U.S. government securities	–0	–	–0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$1,123
Gross unrealized depreciation	(18,152)

Net unrealized appreciation	$(17,029)

1. Derivative Financial Instruments

The Portfolio may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The Portfolio did not engage in derivatives transactions for the six months ended June 30, 2016.

2. Currency Transactions

The Portfolio may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Portfolio may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Portfolio may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Portfolio and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Portfolio may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E: Capital Stock

Each class consists of 1,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	SHARES			AMOUNT
	Six Months Ended June 30, 2016 (unaudited)		December 16, 2015(a) to December 31, 2015	Six Months Ended June 30, 2016 (unaudited)		December 16, 2015(a) to December 31, 2015
Class A
Shares sold	–0	–	99,000	$–0	–	$990,000

Net increase	–0	–	99,000	$–0	–	$990,000

Class B
Shares sold	–0	–	1,000	$–0	–	$10,000

Net increase	–0	–	1,000	$–0	–	$10,000

(a)	Commencement of operations.

NOTE F: Risks Involved in Investing in the Portfolio

Allocation and Management Risk—The Adviser will invest the assets of the Portfolio primarily by allocating Portfolio assets to the Underlying Funds. The success of the Portfolio depends, in part, upon the ability of the Underlying Funds to develop and implement Strategies to achieve the Portfolio’s investment objective. There is no assurance that the Adviser’s allocation

11

MULTI-MANAGER ALTERNATIVE STRATEGIES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

decisions will result in the desired effects. Subjective decisions made by the Adviser (e.g., with respect to allocation among Strategies) and/or the Underlying Funds may cause the Portfolio to incur losses or to miss profit opportunities on which it might otherwise have capitalized. The success of the Portfolio’s investment program depends primarily on the trading and investing skills of the investment advisers to Underlying Funds rather than on the trading and investing skills of the Adviser itself. To the extent that the Adviser is unable to select, manage, allocate appropriate levels of capital to, and invest with Underlying Funds that, in the aggregate, are able to produce consistently positive returns for the Portfolio, the performance of the Portfolio may be impaired.

Some investment advisers to Underlying Portfolios have little experience managing registered investment companies, which, unlike the private investment funds these investment advisers have been managing, are subject to daily inflows and outflows of investor cash and are subject to certain legal and tax-related restrictions on their investments and operations. Subject to the overall supervision of the Portfolio’s investment program by the Adviser, each investment adviser to an Underlying Fund is responsible, with respect to the Underlying Fund, for compliance with the Underlying Fund’s investment strategies and applicable law.

Strategies implemented by the Underlying Funds may fail to produce the intended results. The success of a particular Underlying Fund is dependent on the expertise of its portfolio managers. Certain investment advisers to Underlying Funds may have only one or a limited number of key individuals responsible for managing the Portfolio’s assets. The loss of one or more key individuals from an investment adviser could have a materially adverse effect on the performance of the Underlying Fund.

Counterparty Risk—The Portfolio is expected to establish relationships with third parties to engage in derivative transactions and obtain prime and other brokerage services that permit the Portfolio to trade in any variety of markets or asset classes. If the Portfolio is unable to establish or maintain such relationships, such inability may limit the Portfolio’s transactions and trading activity, prevent it from trading at optimal rates and terms, and result in losses.

Some of the markets in which the Portfolio may effect transactions are not “exchange-based,” including “over-the-counter” or “interdealer” markets. The participants in these markets are typically not subject to the credit evaluation and regulatory oversight to which members of “exchange-based” markets are subject. This exposes the Portfolio to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions. Such “counterparty risk” is heightened for contracts with longer maturities where events may intervene to prevent settlement, or where the Portfolio has concentrated its transactions with a single or small group of counterparties. Furthermore, there is a risk that any of the Portfolio’s counterparties could become insolvent and/or the subject of insolvency proceedings. If one or more of the Portfolio’s counterparties were to become insolvent or the subject of insolvency proceedings, there exists the risk that the recovery of the Portfolio’s assets from the counterparty will be delayed or be of a value less than the value of the assets originally entrusted to the counterparty.

Hedging Transactions Risk—The Portfolio may invest in securities and utilize financial instruments to seek to hedge fluctuations in the values of the Portfolio’s positions. However, hedging transactions will typically limit the opportunity for gain if the value of such positions should increase, and may not work as intended and actually compound losses. It may not be possible to hedge against certain price fluctuations at a reasonable cost. The Portfolio generally is not required to enter into hedging transactions and may choose not to do so.

Short Sales Risk—The Portfolio may engage in short-selling, which involves the sale of a security that the Portfolio does not own in the hope of purchasing the same or equivalent security at a later date at a lower price. A short sale involves the risk of an increase in the market price of the security, and therefore the possibility of a theoretically unlimited loss. The Portfolio must borrow the security to initiate the short sale, and it may be difficult and costly to effect the purchase of the security in order to return it to the lender, particularly if the security is illiquid. The Portfolio may for a number of reasons be forced to unwind a short sale at a disadvantageous price.

Volatility Risk—The Portfolio will frequently be subject to substantial volatility, which could result from a number of causes. Furthermore, there is the risk that a disproportionate share of the Portfolio’s assets may be committed to one or more investment strategies or techniques, which would result in less diversification than would be suggested by the number of investment advisers to Underlying Portfolios being employed. The allocation of Portfolio assets to Underlying Funds in response to particular market conditions could increase volatility and potential for loss if such market conditions continue to worsen or react in a manner not anticipated by the Adviser.

12

AB Variable Products Series Fund

Portfolio Turnover Risk—Certain Underlying Funds may invest and trade securities on the basis of certain short-term market considerations. The resultant high portfolio turnover could potentially involve substantial brokerage commissions and fees.

Special Situations Investment Risk—Special situations investing requires an investment adviser to an Underlying Fund to make predictions about the likelihood that an event will occur and the impact such event will have on the value of a company’s securities. If the event fails to occur or it does not have the effect foreseen, losses can result.

Fixed-Income Securities Risk—The Portfolio may invest in debt or other fixed-income securities of U.S. and non-U.S. issuers. The value of fixed-income securities will change in response to fluctuations in interest rates and changes in market perception of the issuer’s creditworthiness or other factors. The Portfolio may invest to a substantial degree in debt securities rated below investment grade, otherwise known as high-yield securities or “junk bonds.” High-yield securities may rank junior to other outstanding securities and obligations of the issuer. Moreover, high-yield securities may not be protected by financial covenants or limitations on additional indebtedness. Companies that issue high-yield securities are often highly leveraged and may not have available to them more traditional methods of financing. High-yield securities face ongoing uncertainties and exposure to adverse business, financial or economic conditions that could lead to the issuer’s inability to meet timely interest and principal payments.

Distressed Investments Risk—The Portfolio may invest in companies that are in poor financial condition, lack sufficient capital or that are involved in bankruptcy or reorganization proceedings. Securities and obligations of such distressed companies often trade at a discount to the expected enterprise value that could be achieved through a restructuring and an investor in such securities is exposed to risk that a restructuring will not occur, or will occur on unfavorable terms. Debt obligations of distressed companies are typically unrated, lower-rated or close to default. Securities of distressed companies are generally more likely to become worthless than securities of more financially stable companies.

Derivative Instruments Risk—The Portfolio may enter into options, futures contracts, forwards, swaps and other derivative instrument contracts. Derivative instruments may be subject to various types of risks, including market risk, liquidity risk, the risk of non-performance by the counterparty, including risks relating to the financial soundness and creditworthiness of the counterparty, legal risk and operations risk. The prices of derivative instruments can be highly volatile. Depending on the nature of the derivative, price movements may be influenced by interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies.

Small Capitalization and Recently Organized Companies Risk—Portfolio assets may be exposed, long and short, to securities of small capitalization companies and recently organized companies. Historically, such securities have been more volatile in price than those of larger capitalized, more established companies. These companies may have limited product lines, distribution channels and financial and managerial resources. Further, there is often less publicly available information concerning such companies than for larger, more established businesses. The equity securities of small capitalization companies may be traded in volumes that are lower than are typical of larger company securities.

Non-U.S. Investments Risk—The Portfolio may invest in securities of non-U.S. companies and foreign countries. Investing in the securities of such companies and countries involves political and economic considerations, such as: the potential difficulty of repatriating funds, general social, political and economic instability and adverse diplomatic developments; the possibility of imposition of withholding or other taxes on income or capital gains; the small size of the securities markets in such countries and the low volume of trading, resulting in potential lack of liquidity and price volatility; fluctuations in the rate of exchange between currencies and costs associated with currency conversion; and certain government policies that may restrict the Portfolio’s investment opportunities. The economies of non-U.S. countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, asset reinvestment, resource self-sufficiency and balance of payments position. In addition, accounting and financial reporting standards that prevail in non-U.S. countries generally are not equivalent to U.S. standards and, consequently, less information may be available to investors in companies located in non-U.S. countries than is available to investors in companies located in the United States.

Currency Risk—The Portfolio may invest a portion of its assets in instruments denominated in currencies other than the U.S. Dollar, the prices of which are determined with reference to currencies other than the U.S. Dollar. The Portfolio, however, generally values its securities and other assets in U.S. Dollars. To the extent unhedged, the value of the Portfolio’s assets will fluctuate with currency exchange rates as well as with the price changes of the Portfolio’s investments. Thus, an increase in

13

MULTI-MANAGER ALTERNATIVE STRATEGIES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

the value of the U.S. Dollar compared to the other currencies in which the Portfolio makes its investments will reduce the effect of increases and magnify the effect of decreases in the prices of the Portfolio’s securities in their local markets. The Portfolio may utilize financial instruments such as currency options and forward contracts to hedge currency fluctuations, but there can be no assurance that such hedging transactions (if implemented) will be effective.

Emerging Markets Risk—Investment in emerging market securities involves a greater degree of risk than investment in securities of issuers based in developed countries. Among other things, emerging market securities investments may carry the risks of less publicly available information, more volatile markets, less strict securities market regulation, less favorable tax provisions, and a greater likelihood of severe inflation, unstable currency, war and expropriation of personal property than investments in securities of issuers based in developed countries.

Undervalued Securities Risk—The Portfolio may make certain investments in securities that an investment adviser to an Underlying Fund believes to be undervalued. However, there are no assurances that the securities will in fact be undervalued. In addition, it may take a substantial period of time before the securities realize their anticipated value, and such securities may never appreciate to the level anticipated by the investment adviser.

Quantitative Investment Risk—Certain investment advisers to Underlying Funds may attempt to execute strategies for an Underlying Fund using proprietary quantitative models. Investments selected using these models may perform differently than expected as a result of the factors used in the models, the weight placed on each factor, changes from the factors’ historical trends, and technical issues in the construction and implementation of the models (including, for example, data problems and/or software issues). There is no guarantee that an investment adviser’s use of quantitative models will result in effective investment decisions for an Underlying Fund. The success of an investment adviser’s quantitative investment models is heavily dependent on the mathematical models used by the investment adviser. Models that have been formulated on the basis of past market data may not be predictive of future price movements. Models also may have hidden biases or exposure to broad structural or sentiment shifts. Furthermore, the effectiveness of such models tends to deteriorate over time as more traders seek to exploit the same market inefficiencies through the use of similar models.

Commodities-Related Investments Risk—To the extent the Portfolio invests in commodities or instruments whose performance is linked to the price of an underlying commodity or commodity index, the Portfolio will be subject to the risks of investing in commodities, including regulatory, economic and political developments, weather events and natural disasters and market disruptions. Commodities and commodity-linked investments may be less liquid than other investments.

Multi-Manager Risk—The multi-manager strategy employed by the Portfolio involves special risks, which include:

•

Offsetting positions. Investment advisers to Underlying Funds may make investment decisions that conflict with each other; for example, at any particular time, one investment adviser may be purchasing shares of an issuer whose shares are being sold by another investment adviser. Consequently, the Portfolio could indirectly incur transaction costs without accomplishing any net investment result.

•

Proprietary investment strategy risk. Investment advisers to Underlying Funds may use proprietary or licensed investment strategies that are based on considerations and factors that are not fully disclosed to the Portfolio’s Board of Directors (the “Board”) or the Adviser. Moreover, these proprietary or licensed investment strategies, which may include quantitative mathematical models or systems, may be changed or refined over time. An investment adviser to an Underlying Fund (or the licensor of the strategies used by the investment adviser) may make certain changes to the strategies the investment adviser has previously used, may not use such strategies at all (or the investment adviser’s license may be revoked), and may use additional strategies, where such changes or discretionary decisions, and the reasons for such changes or decisions, are also not fully disclosed to the Board or the Adviser. These strategies may involve risks under some market conditions that are not anticipated by the Adviser or the Portfolio.

Non-Diversification Risk—The Portfolio is a “non-diversified” investment company, which means that the Portfolio may invest a larger portion of its assets in a small number of issuers than a diversified investment company. This increases the risks of investing in the Portfolio because the performance of each security in which the Portfolio invests has a greater impact on the Portfolio’s performance. To the extent that the Portfolio invests a relatively high percentage of its assets in securities of a limited number of companies, the Portfolio may also be more susceptible than a diversified investment company to any single economic, political or regulatory occurrence.

14

AB Variable Products Series Fund

Leverage Risk—When the Portfolio borrows money or otherwise leverages its investments, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Portfolio’s investments. The Portfolio may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures or by borrowing money. The use of derivative instruments by the Portfolio, such as forwards, futures, options and swaps, may also result in a form of leverage. Leverage may result in higher returns to the Portfolio than if the Portfolio were not leveraged, but may also adversely affect returns, particularly if the market is declining.

Liquidity Risk—Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Portfolio from selling out of these illiquid securities at an advantageous price. Illiquid securities may also be difficult to value. Derivatives and securities involving substantial market and credit risk tend to involve greater liquidity risk.

Mortgage-Related Securities Risk—In the case of investments in mortgage-related securities, a loss could be incurred if the collateral backing these securities is insufficient.

Real Estate Risk Related Securities Risk—The Portfolio may invest in real estate related securities and may indirectly invest in real assets, such as real estate, natural resources and commodities, and infrastructure assets. Investing in real estate related securities includes, among others, the following risks: possible declines in the value of real estate; risks related to general and local economic conditions, including increases in the rate of inflation; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates. Investments in real assets involve a substantial degree of risk, including significant financial, operating and competitive risks. Investing in real estate investment trusts, or REITs, involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs are dependent upon management skills, are not diversified, and are often subject to heavy cash flow dependency, default by borrowers and self-liquidation.

Investment in Other Investment Companies Risk—As with other investments, investments in Underlying Funds, including exchange-traded funds, or ETFs, are subject to market and selection risk. In addition, when the Portfolio acquires shares of Underlying Funds, Contractholders bear both their proportionate share of expenses in the Portfolio (including management and advisory fees) and, indirectly, the expenses of the Underlying Funds.

Indemnification Risk—In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Portfolio has not accrued any liability in connection with these indemnification provisions.

NOTE G: Tax Information

As of December 31, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$4,754
Undistributed capital gains	1,531
Unrealized appreciation/(depreciation)	(10,711)

Total accumulated earnings/(deficit)	$(4,426)

For tax purposes, net capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses incurred for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of December 31, 2015, the Portfolio did not have any capital loss carryforwards.

NOTE H: New Accounting Pronouncement

In May 2015, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2015-07 (the “ASU”) which removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient. The ASU also removes the requirement to make certain disclosures for investments that are eligible to be measured at fair value using the net asset value per share practical expedient but do not utilize that practical expedient. The ASU is effective for annual periods beginning after December 15, 2015 and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

15

MULTI-MANAGER ALTERNATIVE STRATEGIES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

NOTE I: Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Portfolio’s financial statements through this date.

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MULTI-MANAGER ALTERNATIVE STRATEGIES PORTFOLIO
FINANCIAL HIGHLIGHTS	AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	CLASS A
	Six Months Ended June 30, 2016 (unaudited)	December 16, 2015(a) to December 31, 2015
Net asset value, beginning of period	$9.96	$10.00

Income From Investment Operations
Net investment income (loss) (b)(c)	.00 (d)	.05
Net realized and unrealized loss on investment transactions	(.07)	(.09)

Net decrease in net asset value from operations	(.07)	(.04)

Net asset value, end of period	$9.89	$9.96

Total Return
Total investment return based on net asset value (e)	(.70)%	(.40)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$979	$986
Ratio to average net assets of:
Expenses, net of waivers/reimbursements (f)^	.38%	.39%
Expenses, before waivers/reimbursements (f)^	36.93%	85.71%
Net investment income (loss) (c)^	(.01)%	11.56%
Portfolio turnover rate	0%	0%

See footnote summary on page 18.

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MULTI-MANAGER ALTERNATIVE STRATEGIES PORTFOLIO
FINANCIAL HIGHLIGHTS
(continued)	AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	CLASS B
	Six Months Ended June 30, 2016 (unaudited)	December 16, 2015(a) to December 31, 2015
Net asset value, beginning of period	$9.95	$10.00

Income From Investment Operations
Net investment income (loss) (b)(c)	(.01)	.05
Net realized and unrealized loss on investment transactions	(.06)	(.10)

Net decrease in net asset value from operations	(.07)	(.05)

Net asset value, end of period	$9.88	$9.95

Total Return
Total investment return based on net asset value (e)	(.70)%	(.50)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements (f)^	.63%	.64%
Expenses, before waivers/reimbursements (f)^	37.17%	85.78%
Net investment income (loss) (c)^	(.27)%	11.32%
Portfolio turnover rate	0%	0%

(a)	Commencement of operations.

(b)	Based on average shares outstanding.

(c)	Net of fees and expenses waived/reimbursed by the Adviser.

(d)	Amount is less than $.005.

(e)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect (i) insurance company’s separate account related expense charges and (ii) the deductions of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(f)	Expense ratios do not include expenses of the Underlying Portfolios in which the Portfolio invests. For the six months ended June 30, 2016 and the period ended December 31, 2015 the estimated annualized blended expense ratios of Underlying Portfolios in which the Portfolio invests were 1.77% and 1.76%, respectively, for both Class A and Class B shares.

^	Annualized.

See notes to financial statements.

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MULTI-MANAGER ALTERNATIVE STRATEGIES PORTFOLIO
SENIOR OFFICER FEE EVALUATION	AB Variable Products Series Fund

THE FOLLOWING IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

SUMMARY OF SENIOR OFFICER’S EVALUATION OF INVESTMENT ADVISORY AGREEMENT1

The following is a summary of the evaluation of the Investment Advisory Agreement between AllianceBernstein L.P. (the “Adviser”) and the AB Variable Products Series Fund (the “Fund”), in respect of Multi-Manager Alternative Strategies Portfolio (“Alternative Strategies Portfolio” or the “Portfolio”).2 The evaluation of the Investment Advisory Agreement was prepared by Philip L. Kirstein, the Senior Officer of the Fund, for the Directors of the Fund, as required by the August 2004 agreement between the Adviser and the New York State Attorney General (the “NYAG”). The Senior Officer’s evaluation of the Investment Advisory Agreement is not meant to diminish the responsibility or authority of the Board of Directors of the Fund to perform its duties pursuant to Section 15 of the Investment Company Act of 1940 (the “40 Act”) and applicable state law. The purpose of the summary is to provide shareholders with a synopsis of the independent evaluation of the reasonableness of the advisory fees proposed to be paid by the Portfolio which was provided to the Directors in connection with their review of the initial approval of the Investment Advisory Agreement.

The Portfolio’s investment objective is long term capital appreciation. The Adviser seeks to achieve its investment objective by allocating its assets among alternative or non-traditional investment strategies (“Alternative Strategies”). The Adviser will allocate the Portfolio’s assets principally among the following types of Alternative Strategies: Long/Short Equity, Special Situations, Credit and Global Macro. The Adviser seeks to gain exposure across various Alternative Strategies, but may focus the Portfolio’s investments in particular Alternative Strategies in order to take advantage of perceived investment opportunities or based on its current market outlook.

The Portfolio will initially be a fund-of-funds, investing in various “Underlying Funds:” AB Cap Fund, Inc.—Multi-Manager Alternative Strategies Fund (“MMASF”), AB Cap Fund, Inc.—Long/Short Multi-Manager Portfolio (“LSMM”) and External Funds (funds not advised by the Adviser).3 Eventually, if the Portfolio’s assets grow as planned, the Adviser expects to retain unaffiliated sub-advisers (“Sub-Advisers”) to manage respective sleeves of the Portfolio. Set forth below is a brief description of each Alternative Strategy:

Long Short Equity: In a Long/Short Equity strategy, an Underlying Fund or Sub-Adviser generally will seek to buy certain securities in the expectation that they will increase in value and sell other securities short in the expectation that they will decrease in value.

Special Situations: Special Situations strategies seek to take advantage of information inefficiencies resulting from a particular corporate event and exploit differences between the market value and estimated actual value of a security or instrument that may not be related to a specific corporate event.

Credit: An Underlying Fund or Sub-Adviser that employs Credit Strategies generally invests in a variety of fixed income and other securities. This strategy also includes opportunistic trading and investing in securities of distressed companies and high yield. The Portfolio may invest in various Credit Strategies that involve taking a long or short position in different financial instruments.

Global Macro: Global Macro strategies aim to identify and exploit imbalances in global economies and asset classes. Through encompassing many approaches and styles, macro strategies are linked by the utilization of macroeconomic and technical factors, rather than “bottom-up” individual security analysis, as the primary basis for management.

Each Underlying Fund or Sub-Adviser may utilize derivatives, in the management of the fund or sleeve, which may create gross exposure exceeding the net assets of the Underlying Fund or sleeve.

The Adviser proposed the Bank of America/Merrill Lynch 3-Month T-Bill Index as the Portfolio’s benchmark. The Portfolio will have a secondary benchmark, the HFRX Global Hedge Fund Index. The Adviser expects Lipper to place the Portfolio in its Alternative Other category, and Morningstar to place it in its Multi-Alternative category.

1	The information in the fee evaluation was completed on January 22, 2015 and discussed with the Board of Directors on February 3-4, 2015.

2	Future references to the Fund and the Portfolio do not include “AB.” References in the fee summary pertaining to performance and expense ratios refer to the Class A shares of the Portfolio.

3	The Adviser proposed an Acquired Fund Fee Waiver Agreement so that shareholders of the Portfolio will not have to bear the fund expenses of any affiliated underlying funds in which the Portfolio may invest.

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MULTI-MANAGER ALTERNATIVE STRATEGIES PORTFOLIO
SENIOR OFFICER FEE EVALUATION
(continued)	AB Variable Products Series Fund

The Senior Officer’s evaluation considered the following factors:

1.	Management fees charged to institutional and other clients of the Adviser for like services;

2.	Management fees charged by other mutual fund companies for like services;

3.	Costs to the Adviser and its affiliates of supplying services pursuant to the advisory agreement, excluding any intra-corporate profit;

4.	Profit margins of the Adviser and its affiliates from supplying such services;

5.	Possible economies of scale as the Portfolio grows larger; and

6.	Nature and quality of the Adviser’s services including the performance of the Portfolio.

These factors, with the exception of the first factor, are generally referred to as the “Gartenberg factors,” which were articulated by the United States Court of Appeals for the Second Circuit in 1982. Gartenberg v. Merrill Lynch Asset Management, Inc., 694 F. 2d 923 (2d Cir. 1982). The first factor is an additional factor required to be considered by the Assurance of Discontinuance between the NYAG and the Adviser. On March 30, 2010, the Supreme Court held the Gartenberg decision was correct in its basic formulation of what Section 36(b) requires: to face liability under Section 36(b), “an investment adviser must charge a fee that is so disproportionately large that it bears no reasonable relationship to the services rendered and could not have been the product of arm’s length bargaining.” Jones v. Harris Associates L.P., 130 S. Ct. 1418 (2010). In the Jones decision, the Court stated the Gartenberg approach fully incorporates the correct understanding of fiduciary duty within the context of Section 36(b) and noted with approval that “Gartenberg insists that all relevant circumstances be taken into account” and “uses the range of fees that might result from arm’s-length bargaining as the benchmark for reviewing challenged fees.”4

PORTFOLIO ADVISORY FEES, NET ASSETS & EXPENSE RATIOS

The Adviser proposed that the Portfolio pays the advisory fee set forth below for receiving the services to be provided pursuant to the Investment Advisory Agreement.

Portfolio	Advisory Fee
Alternative Strategies Portfolio	1.90	% (flat fee)

The Adviser proposed an Acquired Fund Fee Waiver Agreement, which provides for the Adviser to waive all fees and/or reimburse expenses for a one year period after shares of the Portfolio are offered to the public in an amount equal to the Portfolio’s share of all fees and expenses of other AB Funds in which the Portfolio may invest, including MMASF and LSMM, so shareholders of the Portfolio will not bear the expenses of affiliated Underlying Funds. Also, under the Fee Waiver Agreement, the Adviser will waive 1.70% of its 1.90% advisory fee on Portfolio assets invested in External Funds, retaining 0.20% for External fund selection and asset allocation.

The Portfolio‘s Expense Limitation Agreement calls for the Adviser to establish expense caps, set forth below, for a two year period after the date the date that shares of the Portfolio is first offered to the public.5 The Expense Limitation Agreement also provides a mechanism for reimbursing the Adviser for its expense cap subsidies. Under the Expense Limitation Agreement, the Adviser may be able to recoup all or a portion of the amounts waived or reimbursed until the end of three fiscal years after the fiscal period in which the amounts were waived or reimbursed to the extent that the reimbursements do not cause the expense ratios of the Portfolio’s share classes to exceed the expense caps. The Adviser will have the ability to recoup expenses during the three year fiscal period after an advisory fee waiver and/or expense reimbursement was made even if the Portfolio’s Expense Limitation Agreement terminates prior to the end of such three year fiscal period.

4	Jones v. Harris at 1427.

5	Prior to discussions between the Board of Directors and the Adviser at the February 3-5, 2015 meetings, the period after shares of the Portfolio are first offered to the public, in which the Adviser will waive all or a portion of its advisory fees and/or reimburse the Portfolio for fund expenses exceeding the Portfolio’s expense caps under the original terms of the Expense Limitation Undertaking, was for one year.

20

AB Variable Products Series Fund

Portfolio	Expense Cap Pursuant to Expense Limitation Undertaking	Estimated Acquired Funds Ratio	Projected Gross Expense Ratio[6]	Fiscal Year End
Alternative Strategies Portfolio[7]	Class A 2.15%	0.61%	2.42%	December 31
	Class B 2.40%	0.61%	2.67%

Under the terms of the Expense Limitation Agreement, the Portfolio’s expense cap for each of the Portfolio share classes would include the entire acquired funds ratio. The Expense Limitation Agreement excludes expenses associated with securities sold short, interest expenses, taxes, extraordinary expenses, brokerage commissions and other transaction costs.

I. ADVISORY FEES CHARGED TO INSTITUTIONAL AND OTHER CLIENTS

The advisory fees charged to investment companies which the Adviser manages and sponsors are normally higher than those charged to similar sized institutional accounts, including pension plans and sub-advised investment companies. The fee differential reflects, among other things, different services provided to such clients, and different liabilities assumed. Services to be provided by the Adviser to the Portfolio that are not provided to non-investment company clients and sub-advised investment companies include providing office space and personnel to serve as Fund Officers, who among other responsibilities make the certifications required under the Sarbanes–Oxley Act of 2002, and coordinating with and monitoring the Portfolio’s third party service providers such as Fund counsel, auditors, custodians, transfer agents and pricing services. The accounting, administrative, legal and compliance requirements for the Portfolio will be more costly than those for institutional assets due to the greater complexities and time required for investment companies for providing such services. Also, retail mutual funds managed by the Adviser are widely held. Servicing the Portfolio’s investors will be more time consuming and labor intensive compared to institutional clients since the Adviser needs to communicate with a more extensive network of financial intermediaries and shareholders. The Adviser also believes that it incurs substantial entrepreneurial risk when offering a new mutual fund, since establishing a new mutual fund requires a large upfront investment, and it may take a long time for the fund to achieve profitability since the fund must be priced to scale from inception in order to be competitive and assets are acquired one account at a time. In addition, managing the cash flow of an investment company may be more difficult than managing that of a stable pool of assets, such as an institutional account with little cash movement in either direction, particularly, if a fund is in net redemption and the Adviser is frequently forced to sell securities to raise cash for redemptions. However, managing a fund with positive cash flow may be easier at times than managing a stable pool of assets. In recent years, investment advisers have been sued by institutional clients and have suffered reputational damage both by the attendant publicity and outcomes other than complete victories. Accordingly, the legal and reputational risks associated with institutional accounts are greater than previously thought, although still not equal to those related to the mutual fund industry.

The Investment Advisory Agreement for the Portfolio differs from other advisory fee agreements in place for other series of the Fund. The Investment Advisory Agreement for the Portfolio includes provisions addressing the possibility of the Adviser retaining Sub-Advisers for the Portfolio and specifying that the Adviser has an obligation to oversee the services provided by any Sub-adviser that is retained.8

Notwithstanding the Adviser’s view that managing an investment company is not comparable to managing other institutional accounts because the services provided are different, the Supreme Court has indicated consideration should be given to the advisory fees charged to institutional accounts with a similar investment style as the Portfolio.9 However, the Adviser represented that there is no category in the Form ADV for institutional products that has a similar investment style as the Portfolio.

6	The Portfolio’s estimated gross expense ratios are based on an initial estimate of the Portfolio’s net assets at $300 million.

7	Prior to discussions between the Board of Directors and the Adviser at the February 3-5, 2015 meetings, the Adviser proposed that the expense caps for the Portfolios’ Class A and Class B shares not include the estimated acquired funds ratio of 0.61%, so that the expense caps for the Portfolio were 1.54% and 1.79%, respectively for Class A and Class B shares.

8	The Investment Advisory Agreement will require the Adviser to obtain Board approval before retaining any Sub-Adviser.

9	The Supreme Court stated that “courts may give such comparisons the weight that they merit in light of the similarities and differences between the services that the clients in question require, but the courts must be wary of inapt comparisons.” Among the significant differences the Supreme Court noted that may exist between services provided to mutual funds and institutional accounts are “higher marketing costs.” Jones v. Harris at 1428.

21

MULTI-MANAGER ALTERNATIVE STRATEGIES PORTFOLIO
SENIOR OFFICER FEE EVALUATION
(continued)	AB Variable Products Series Fund

The Adviser manages MMASF, a retail mutual fund which has a similar investment style as the Portfolio. Set forth below is the advisory fee schedule for MMASF and what would have been the effective advisory fee of the Portfolio had the fee schedule of MMASF been applicable to the Portfolio based on an initial estimate of the Portfolio’s net asset at $300 million.

Portfolio	AB Fund	Fee	ABMF Effective Fee (%)	Portfolio Advisory Fee (%)
Alternative Strategies Portfolio	MMASF	1.90% (flat fee)	1.900	1.900

The Adviser manages AB Multi-Manager Alternative Fund (the “MMA Fund”), a closed-end U.S. registered multi-manager fund of hedge funds. The MMA Fund has a somewhat similar investment style strategy as that contemplated for Alternative Strategies Portfolio. The MMA Fund allocates its assets among the following strategies: Long/Short Equity, Event Driven, Credit Distressed, Emerging Markets and Global Macro. The MMA Fund is offered and sold only to “accredited investors.” In addition, the MMA Fund invests in private investment vehicles (“hedge funds”) managed by entities unaffiliated with the Adviser. Set forth in the table below is the advisory fee charged to the MMA Fund:

Portfolio	Fund	Fee
Alternative Strategies Portfolio	MMA Fund	1.50% of average daily net assets

The Adviser has represented that it does not manage any sub-advisory relationship that has a substantially similar investment style as any of the Portfolio.

II. MANAGEMENT FEES CHARGED BY OTHER MUTUAL FUND COMPANIES FOR LIKE SERVICES.

Lipper, Inc. (“Lipper”), an analytical service that is not affiliated with the Adviser, compared the fees charged to the Portfolio with fees charged to other investment companies for similar services offered by other investment advisers.10 Lipper’s analysis included the Portfolio’s contractual management fee11 estimated at the approximate current asset level of the Portfolio to the median of the Portfolio’s Lipper Expense Group (“EG”).12

Lipper describes an EG as a representative sample of comparable funds. Lipper’s standard methodology for screening funds to be included in an EG entails the consideration of several fund criteria, including fund type, investment classification/objective, load type and similar 12b-1/non-12b-1 service fees, asset (size) comparability, expense components and attributes. An EG will typically consist of seven to twenty funds.

The Portfolio had an insufficient number of multi-managed Alternative Other (“ALT”) fund peers. Consequently, Lipper expanded the Portfolio’s EG to include peers that have a similar but not the same Lipper investment classification/objective. In this regard, the Portfolio’s EG was expanded to include Absolute Return (“ABR”) funds. Lipper does not have a separate category for multi-manager ALT funds. Accordingly, the EG that Lipper created for the Portfolio includes ALT and ABR funds that are not multi-managed. To show the impact caused by this difference, the tables below also include a contractual management fee and total expense ratio comparison between funds with multi-managers and funds with single-managers.

10	The Supreme Court cautioned against accepting mutual fund fee comparisons without careful scrutiny since “these comparisons are problematic because these fees, like those challenged, may not be the product of the negotiations conducted at arm’s length.” Jones v. Harris at 1429.

11	The contractual management fee is calculated by Lipper using the Portfolio’s contractual management fee rate at a hypothetical asset level. The hypothetical asset level is based on the combined net assets of all classes of the Portfolio, rounded up to the next $25 million. Lipper’s total expense ratio information is based on the most recent annual report except as otherwise noted. A ranking of “1” would mean that the Portfolio had the lowest effective fee rate in the Lipper peer group.

12	Lipper does not consider average account size when constructing EGs. Funds with relatively small average account sizes tend to have higher transfer agent expense ratios than comparable sized funds that have relatively large average account sizes. In addition, there are limitations in Lipper’s expense category data because different funds categorize expenses differently.

22

AB Variable Products Series Fund

Portfolio	Contractual Management Fee[13]	Lipper EG Median (%)	Lipper EG Rank
Alternative Strategies Portfolio (all funds)[14],[15]	1.900	1.900	4/7
only multi-managed funds	1.900	1.995	1/4
only single-managed funds	N/A	1.150	N/A

However, because Lipper had expanded the EG of the Portfolio, under Lipper’s standard guidelines, the Lipper Expense Universe (“EU”) was also expanded to include the universe of those peers that had a similar but not the same Lipper investment classification/objective. A “normal” EU will include funds that have the same investment classification/objective as the subject Portfolio.16

It should be noted that Lipper compared the Portfolio to a number of non-Class A share peers, which may have a 12b-1 or non 12b-1 service fee. Since the Portfolio’s Class A shares do not have a 12b-1 or non 12b-1 service fee, the Senior Officer compared the Portfolio’s total expenses to that of its peers excluding 12b-1/non 12b-1 service fees. The total expense ratios for the Portfolio’s peers include any underlying expenses that the peers may have. In addition, the EU does not include funds with a 12b-1 or non 12b-1 service fee other than funds in the EG.

Portfolio	Total Expense Ratio (%)[17]	Lipper EG Median (%)	Lipper EG Rank	Lipper EU Median (%)	Lipper EU Rank
Alternative Strategies Portfolio (all funds)[18]	2.150	2.150	4/7	1.603	8/12
only multi-managed funds	2.150	2.291	N/A	N/A	N/A
only single-managed funds	N/A	1.203	N/A	N/A	N/A

Based on this analysis, the Portfolio’s contractual management fee is equal to the overall EG median, which includes multi-managed and single-managed funds, and is lower than the EG median for only multi-managed funds. The Portfolio’s total expense ratio is equal to the overall EG median and is lower than the EG median for only multi-managed funds.

III. COSTS TO THE ADVISER AND ITS AFFILIATES OF SUPPLYING SERVICES PURSUANT TO THE ADVISORY FEE ARRANGEMENT, EXCLUDING ANY INTRA-CORPORATE PROFIT.

The Adviser utilizes two profitability reporting systems, which operate independently but are aligned with each other, to estimate the Adviser’s profitability in connection with investment advisory services provided to the Portfolio. The Senior Officer has retained a consultant to provide independent advice regarding the alignment of the two profitability systems as well as the methodologies and allocations utilized by both profitability systems. See Section IV for additional discussion.

IV. PROFIT MARGINS OF THE ADVISER AND ITS AFFILIATES FOR SUPPLYING SUCH SERVICES.

The Portfolio has not yet commenced operations. Therefore, there is no historic profitability data with respect to the Adviser’s investment services to the Portfolio.

In addition to the Adviser’s direct profits from managing the Portfolio, certain of the Adviser’s affiliates have business relationships with the Portfolio and may earn a profit from providing other services to the Portfolio. The courts have referred to this type of business opportunity as “fall-out benefits” to the Adviser and indicated that such benefits should be factored into

13	The contractual management fee would not reflect any expense reimbursements made by the Portfolio to the Adviser for certain clerical, legal, accounting, administrative and other services. In addition, the contractual management fee does not reflect any advisory fee waivers for expense caps that would effectively reduce the actual management fee.

14	The Portfolio’s EG includes, the Portfolio, four other ALT and two ABR funds.

15	The contractual management fee shown for the Portfolio does not take into consideration any advisory fee waivers or expense reimbursements made by the Adviser in connection with plans by the Portfolio to invest in other AB Mutual Funds or other External Funds.

16	Except for asset (size) comparability, Lipper uses the same criteria for selecting an EG peer when selecting an EU peer. Unlike the EG, the EU allows for the same adviser to be represented by more than just one fund.

17	Projected total expense ratio information, based on an initial net asset estimate of $300 million, pertains to the Portfolio’s Class A shares.

18	The Portfolio’s EU includes the Portfolio, EG and all other ALT and ABR.

23

MULTI-MANAGER ALTERNATIVE STRATEGIES PORTFOLIO
SENIOR OFFICER FEE EVALUATION
(continued)	AB Variable Products Series Fund

the evaluation of the total relationship between the Portfolio and the Adviser. Neither case law nor common business practice precludes the Adviser’s affiliates from earning a reasonable profit on this type of relationship. These affiliates provide transfer agent, distribution and brokerage related services to the Portfolio and receive transfer agent fees, Rule 12b-1 payments, and brokerage commissions. In addition, the Adviser benefits from soft dollar arrangements which offset expenses the Adviser would otherwise incur.

The Portfolio will adopt a distribution plan for Class B shares pursuant to Rule 12b-1 under the 40 Act. Under the distribution plan, the Portfolio pays distribution and servicing fees to its principal underwriter, AB Investments, Inc. (“ABI”), an affiliate of the Adviser, at an annual rate of up to 0.50% of each Portfolio’s average daily net assets attributable to Class B shares.

Financial intermediaries, such as insurers, will market and sell shares of the Portfolio and will typically receive compensation from ABI, the Adviser and/or the Portfolio for selling shares of the Portfolio. These financial intermediaries will receive compensation in any or all of the following forms: 12b-1 fees, defrayal of costs for educational seminars and training, additional distribution support, and payments related to providing contract-holder record-keeping and/or administrative services. Payments related to providing contract-holder record keeping and/or administrative services will generally not exceed 0.35% of the average daily net assets of each Portfolio attributable to the firm over the year. With respect to the Fund, ABI paid approximately $600,000 in 2013 and expects to pay approximately $600,000 in 2014 for educational support and distribution assistance (revenue sharing payments).

The transfer agent of the Fund is AB Investor Services (“ABIS”), an affiliate of the Adviser.19 The Fund pays ABIS a flat fee of $18,000 for each calendar year, which is allocated evenly among its separate Portfolios.

V. POSSIBLE ECONOMIES OF SCALE

The Adviser has indicated that economies of scale are being shared with shareholders through pricing to scale, breakpoints, fee reductions/waivers and enhancement to services.

In May 2012, an independent consultant, retained by the Senior Officer, provided the Board of Directors information on the Adviser’s firm-wide average costs from 2005 through 2011 and the potential economies of scale. The independent consultant noted that from 2005 through 2007 the Adviser experienced significant growth in assets under management (“AUM”). During this period, operating expenses increased, in part to keep up with growth, and in part reflecting market returns. However, from 2008 through the first quarter of 2009, AUM rapidly and significantly decreased due to declines in market value and client withdrawals. When AUM rapidly decreased, some operating expenses categories, including base compensation and office space, adjusted more slowly during this period, resulting in an increase in average costs. Since 2009, AUM have experienced less significant changes. The independent consultant noted that changes in operating expenses reflect changes in business composition and business practices in response to changes in financial markets. Finally, the independent consultant concluded that the increase in average cost and the decline in net operating margin across the Adviser since late 2008 are inconsistent with the view that there are currently reductions in average costs due to economies of scale that can be shared with the AB Mutual Funds managed by the Adviser through lower fees.

In February 2008, the independent consultant provided the Board of Directors an update of the Deli study on advisory fees and various fund characteristics.20,21 The independent consultant first reiterated the results of his previous two dimensional comparison analysis (fund size and family size) with the Board of Directors.22 The independent consultant then discussed the results of the regression model that was utilized to study the effects of various factors on advisory fees. The regression model

19	It should be noted that the insurance companies, linked to the variable products will provide additional shareholder services for the Portfolio, including record keeping, administration and customer service for contract holders.

20	The Deli study, originally published in 2002 based on 1997 data and updated for the February 2008 Presentation, may be of diminished value due to the age of the data used in the presentation and the changes experienced in the industry since 2008.

21	As mentioned previously, the Supreme Court cautioned against accepting mutual fund fee comparisons without careful scrutiny since the fees may not be the product of negotiations conducted at arm’s length. See Jones v. Harris at 1429.

22	The two dimensional analysis showed patterns of lower advisory fees for funds with larger asset sizes and funds from larger family sizes compared to funds with smaller asset sizes and funds from smaller family sizes, which according to the independent consultant is indicative of a sharing of economies of scale and scope. However, in less liquid and active markets, such is not the case, as the empirical analysis showed potential for diseconomies of scale in those markets. The empirical analysis also showed diminishing economies of scale and scope as funds surpassed a certain high level of assets.

24

AB Variable Products Series Fund

output indicated that the bulk of the variation in fees predicted were explained by various factors, but substantially by fund AUM, family AUM, index fund indicator and investment style. The independent consultant also compared the advisory fees of the AB Mutual Funds to similar funds managed by 19 other large asset managers, regardless of the fund size and each Adviser’s proportion of mutual fund assets to non-mutual fund assets.

VI. NATURE AND QUALITY OF THE ADVISER’S SERVICES, INCLUDING THE PERFORMANCE OF THE PORTFOLIO

With assets under management of approximately $474 billion as of December 31, 2014, the Adviser has the investment experience to manage and provide non-investment services (described in Section I) to the Portfolio.

Since the Portfolio has not yet commenced operations, the Portfolio has no performance history.

CONCLUSION:

Based on the factors discussed above the Senior Officer’s conclusion is that the proposed advisory fee for the Portfolio is reasonable and within the range of what would have been negotiated at arm’s-length in light of all the surrounding circumstances. The Senior Officer recommended that the Directors discuss with the Adviser the Acquired Fund Fee Agreement, which the Adviser proposed for a one year period after shares are offered to the public in an amount equal to the Portfolio’s share of all fees and expenses of any AB Mutual Fund, in which the Portfolio may invest. This conclusion in respect of the Portfolio is based on an evaluation of all of these factors and no single factor was dispositive.

Dated: February 27, 2015

25

VPS-MMAS-0152-0616

JUN    06.30.16

SEMI-ANNUAL REPORT

AB VARIABLE PRODUCTS

SERIES FUND, INC.

+	REAL ESTATE INVESTMENT PORTFOLIO

Investment Products Offered

➢	Are Not FDIC Insured
➢	May Lose Value
➢	Are Not Bank Guaranteed

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

REAL ESTATE INVESTMENT PORTFOLIO
EXPENSE EXAMPLE (unaudited)	AB Variable Products Series Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. The estimate of expenses does not include fees or other expenses of any variable insurance product. If such expenses were included, the estimate of expenses you paid during the period would be higher and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The estimate of expenses does not include fees or other expenses of any variable insurance product. If such expenses were included, the estimate of expenses you paid during the period would be higher and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of each classes’ table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,138.80	$5.64	1.06%
Hypothetical (5% annual return before expenses)	$1,000	$1,019.59	$5.32	1.06%

Class B
Actual	$1,000	$1,136.80	$6.96	1.31%
Hypothetical (5% annual return before expenses)	$1,000	$1,018.35	$6.57	1.31%

*	Expenses are equal to each classes’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

1

REAL ESTATE INVESTMENT PORTFOLIO
TEN LARGEST HOLDINGS*
June 30, 2016 (unaudited)	AB Variable Products Series Fund

COMPANY	U.S. $ VALUE	PERCENT OF NET ASSETS
Simon Property Group, Inc.	$5,487,570	9.7%
Crown Castle International Corp.	3,181,859	5.6
AvalonBay Communities, Inc.	2,586,792	4.6
Boston Properties, Inc.	2,159,071	3.8
American Tower Corp.	2,089,288	3.7
Ventas, Inc.	2,088,478	3.7
National Retail Properties, Inc.	1,722,276	3.0
Welltower, Inc.	1,460,255	2.6
Sun Communities, Inc.	1,392,166	2.4
Regency Centers Corp.	1,309,537	2.3

	$23,477,292	41.4%

INDUSTRY BREAKDOWN†

June 30, 2016 (unaudited)

INDUSTRY	U.S. $ VALUE	PERCENT OF TOTAL INVESTMENTS
Diversified/Specialty	$11,789,518	20.7%
Multi-Family	8,080,458	14.2
Regional Mall	7,083,034	12.5
Office	6,030,521	10.6
Health Care	5,598,420	9.8
Shopping Center/Other Retail	5,086,545	9.0
Self Storage	3,714,642	6.5
Triple Net	2,757,127	4.9
Industrial Warehouse Distribution	2,382,578	4.2
Lodging	2,111,194	3.7
Mortgage	877,269	1.5
Student Housing	574,905	1.0
Short-Term Investments	791,635	1.4

Total Investments	$56,877,846	100.0%

*	Long-term investments.

†	The Portfolio’s industry breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

Please note: The industry classifications presented herein are based on the industry categorization methodology of the Adviser.

2

REAL ESTATE INVESTMENT PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2016 (unaudited)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

COMMON STOCKS–98.9%

EQUITY: OTHER–35.6%
DIVERSIFIED/SPECIALTY–20.8%
Alexandria Real Estate Equities, Inc.	7,040	$728,781
American Tower Corp.	18,390	2,089,288
Armada Hoffler Properties, Inc.	48,790	670,375
CBRE Group, Inc.–Class A(a)	13,510	357,745
Colony Starwood Homes	35,830	1,089,948
Crown Castle International Corp.	31,370	3,181,859
Digital Realty Trust, Inc.(b)	3,420	372,746
Equinix, Inc.	1,083	419,911
Gramercy Property Trust	112,513	1,037,370
Spirit Realty Capital, Inc.	52,580	671,447
STORE Capital Corp.	39,730	1,170,048

		11,789,518

HEALTH CARE–9.9%
Care Capital Properties, Inc.	35,130	920,757
HCP, Inc.	12,170	430,575
LTC Properties, Inc.	13,500	698,355
Ventas, Inc.	28,680	2,088,478
Welltower, Inc.	19,171	1,460,255

		5,598,420

TRIPLE NET–4.9%
National Retail Properties, Inc.	33,300	1,722,276
Realty Income Corp.	14,920	1,034,851

		2,757,127

		20,145,065

RESIDENTIAL–21.8%
MULTI-FAMILY–14.3%
Apartment Investment & Management Co.–Class A	19,070	842,131
AvalonBay Communities, Inc.	14,340	2,586,792
Camden Property Trust	11,470	1,014,177
Equity Residential	4,520	311,338
Independence Realty Trust, Inc.	90,210	737,918
Mid-America Apartment Communities, Inc.	11,240	1,195,936
Sun Communities, Inc.	18,165	1,392,166

		8,080,458

SELF STORAGE–6.5%
Extra Space Storage, Inc.	13,900	1,286,306
National Storage Affiliates Trust	32,032	666,906
Public Storage	4,170	1,065,810
Sovran Self Storage, Inc.	6,630	695,620

		3,714,642

STUDENT HOUSING–1.0%
Education Realty Trust, Inc.	12,460	574,905

		12,370,005

RETAIL–21.5%
REGIONAL MALL–12.5%
General Growth Properties, Inc.	14,260	425,233
Pennsylvania Real Estate Investment Trust	3,014	64,651

Company	Shares	U.S. $ Value

Simon Property Group, Inc.	25,300	$5,487,570
Taubman Centers, Inc.	14,900	1,105,580

		7,083,034

SHOPPING CENTER/OTHER RETAIL–9.0%
DDR Corp.	47,603	863,519
Kite Realty Group Trust	44,476	1,246,662
Ramco-Gershenson Properties Trust	49,571	972,087
Regency Centers Corp.	15,640	1,309,537
Retail Opportunity Investments Corp.	32,060	694,740

		5,086,545

		12,169,579

OFFICE–10.6%
OFFICE–10.6%
Boston Properties, Inc.	16,369	2,159,071
Brandywine Realty Trust	51,200	860,160
Empire State Realty Trust, Inc.–Class A	33,170	629,898
Equity Commonwealth(a)	18,670	543,857
Highwoods Properties, Inc.	21,680	1,144,704
Vornado Realty Trust	6,920	692,831

		6,030,521

INDUSTRIALS–4.2%
INDUSTRIAL WAREHOUSE DISTRIBUTION–4.2%
DCT Industrial Trust, Inc.	16,760	805,150
Granite Real Estate Investment Trust	13,300	401,660
Rexford Industrial Realty, Inc.	55,750	1,175,768

		2,382,578

LODGING–3.7%
LODGING–3.7%
Chesapeake Lodging Trust	12,310	286,207
Pebblebrook Hotel Trust	20,200	530,250
Summit Hotel Properties, Inc.	72,020	953,545
Wyndham Worldwide Corp.	4,790	341,192

		2,111,194

MORTGAGE–1.5%
MORTGAGE–1.5%
Blackstone Mortgage Trust, Inc.–Class A	18,550	513,278
First American Financial Corp.	9,050	363,991

		877,269

Total Common Stocks (cost $44,306,655)		56,086,211

3

REAL ESTATE INVESTMENT PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)	AB Variable Products Series Fund

	Principal Amount (000)	U.S. $ Value

SHORT-TERM INVESTMENTS–1.4%
TIME DEPOSIT–1.4%
State Street Time Deposit 0.01%, 7/01/16 (cost $791,635)	$792	$791,635

	Shares
Total Investments Before Security Lending Collateral for Securities Loaned–100.3% (cost $45,098,290)		56,877,846

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED–0.7%
INVESTMENT COMPANIES–0.7%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 0.25%(c)(d) (cost $377,910)	377,910	377,910

TOTAL INVESTMENTS–101.0% (cost $45,476,200)		57,255,756
Other assets less liabilities–(1.0)%		(585,640)

NET ASSETS–100.0%		$56,670,116

(a)	Non-income producing security.

(b)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

(d)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

See notes to financial statements.

4

REAL ESTATE INVESTMENT PORTFOLIO
STATEMENT OF ASSETS & LIABILITIES
June 30, 2016 (unaudited)	AB Variable Products Series Fund

ASSETS
Investments in securities, at value
Unaffiliated issuers (cost $45,098,290)	$56,877,846	(a)
Affiliated issuers (cost $377,910—investment of cash collateral for securities loaned)	377,910
Foreign currencies, at value (cost $8,390)	7,693
Receivable for investment securities sold	736,195
Dividends and interest receivable	204,734
Receivable for capital stock sold	5,669

Total assets	58,210,047

LIABILITIES
Payable for investment securities purchased	1,007,861
Payable for collateral received on securities loaned	377,910
Payable for capital stock redeemed	39,244
Advisory fee payable	24,215
Administrative fee payable	11,524
Distribution fee payable	3,285
Transfer Agent fee payable	112
Accrued expenses	75,780

Total liabilities	1,539,931

NET ASSETS	$56,670,116

COMPOSITION OF NET ASSETS
Capital stock, at par	$5,471
Additional paid-in capital	39,928,005
Undistributed net investment income	1,837,370
Accumulated net realized gain on investment and foreign currency transactions	3,120,389
Net unrealized appreciation on investments and foreign currency denominated assets and liabilities	11,778,881

	$56,670,116

Net Asset Value Per Share—1 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value
A	$39,685,122	3,836,712	$10.34
B	$16,984,994	1,633,930	$10.40

(a)	Includes securities on loan with a value of $372,746 (see Note E).

See notes to financial statements.

5

REAL ESTATE INVESTMENT PORTFOLIO
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2016 (unaudited)	AB Variable Products Series Fund

INVESTMENT INCOME
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $4,400)	$1,074,871
Affiliated issuers	468
Interest	30
Securities lending income	10,109

1,085,478

EXPENSES
Advisory fee (see Note B)	138,525
Distribution fee—Class B	18,075
Transfer agency—Class A	1,406
Transfer agency—Class B	568
Custodian	34,425
Audit and tax	25,654
Administrative	24,058
Printing	14,573
Legal	14,269
Directors’ fees	10,665
Miscellaneous	2,997

Total expenses	285,215
Less: expenses waived and reimbursed by the Adviser (see Note E)	(8)

Net expenses	285,207

Net investment income	800,271

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions	795,096
Foreign currency transactions	(348)
Net change in unrealized appreciation/depreciation of:
Investments	5,269,557
Foreign currency denominated assets and liabilities	(221)

Net gain on investment and foreign currency transactions	6,064,084

NET INCREASE IN NET ASSETS FROM OPERATIONS	$6,864,355

See notes to financial statements.

6

REAL ESTATE INVESTMENT PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS	AB Variable Products Series Fund

	Six Months Ended June 30, 2016 (unaudited)		Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$800,271		$942,030
Net realized gain on investment and foreign currency transactions	794,748		2,414,445
Net change in unrealized appreciation/depreciation of investments and foreign currency denominated assets and liabilities	5,269,336		(3,144,022)

Net increase in net assets from operations	6,864,355		212,453
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income
Class A	–0	–	(575,020)
Class B	–0	–	(180,481)
Net realized gain on investment transactions
Class A	–0	–	(3,107,964)
Class B	–0	–	(1,148,829)
CAPITAL STOCK TRANSACTIONS
Net increase (decrease)	(52,125)		3,353,548

Total increase (decrease)	6,812,230		(1,446,293)
NET ASSETS
Beginning of period	49,857,886		51,304,179

End of period (including undistributed net investment income of $1,837,370 and $1,037,099, respectively)	$56,670,116		$49,857,886

See notes to financial statements.

7

REAL ESTATE INVESTMENT PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2016 (unaudited)	AB Variable Products Series Fund

NOTE A: Significant Accounting Policies

The AB Real Estate Investment Portfolio (the “Portfolio”) is a series of AB Variable Products Series Fund, Inc. (the “Fund”). The Portfolio’s investment objective is total return from long-term growth of capital and income. The Portfolio is diversified as defined under the Investment Company Act of 1940. The Fund was incorporated in the State of Maryland on November 17, 1987, as an open-end series investment company. The Fund offers sixteen separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio’s net asset value per share.

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, AllianceBernstein L.P. (the “Adviser”) will have discretion to determine the best valuation (e.g. last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Such factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Portfolio may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Portfolio values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign

8

AB Variable Products Series Fund

markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2016:

	Level 1		Level 2		Level 3		Total
Investments in Securities:
Assets:
Common Stocks(a)	$56,086,211		$–0	–	$–0	–	$56,086,211
Short-Term Investments	–0	–	791,635		–0	–	791,635
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	377,910		–0	–	–0	–	377,910

Total Investments in Securities	56,464,121		791,635		–0	–	57,255,756
Other Financial Instruments(b)	–0	–	–0	–	–0	–	–0	–

Total(c)	$56,464,121		$791,635		$–0	–	$57,255,756

(a)	See Portfolio of Investments for sector classifications.

(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.

(c)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

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REAL ESTATE INVESTMENT PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

The Adviser established the Committee to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and processes at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolio’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolio’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Portfolio is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income.

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AB Variable Products Series Fund

6. Class Allocations

All income earned and expenses incurred by the Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Fund are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B: Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Portfolio pays the Adviser an advisory fee at an annual rate of .55% of the first $2.5 billion, .45% of the next $2.5 billion and .40% in excess of $5 billion, of the Portfolio’s average daily net assets. The fee is accrued daily and paid monthly.

Pursuant to the investment advisory agreement, the Portfolio may reimburse the Adviser for certain legal and accounting services provided to the Portfolio by the Adviser. For the six months ended June 30, 2016, the reimbursement for such services amounted to $24,058.

The Portfolio compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation retained by ABIS amounted to $569 for the six months ended June 30, 2016.

Brokerage commissions paid on investment transactions for the six months ended June 30, 2016 amounted to $31,803, of which $0 and $0, respectively, was paid to Sanford C. Bernstein & Co. LLC and Sanford C. Bernstein Limited, affiliates of the Adviser.

NOTE C: Distribution Plan

The Portfolio has adopted a Distribution Plan (the “Plan”) for Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Portfolio pays distribution and servicing fees to AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, at an annual rate of up to .50% of the Portfolio’s average daily net assets attributable to Class B shares. The fees are accrued daily and paid monthly. The Board currently limits payments under the Plan to .25% of the Portfolio’s average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio’s Class B shares. Since the Distributor’s compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the “compensation” variety.

In the event that the Plan is terminated or not continued, no distribution or servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio’s shares.

NOTE D: Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2016 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$18,474,961		$17,902,711
U.S. government securities	–0	–	–0	–

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REAL ESTATE INVESTMENT PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding foreign currency transactions) are as follows:

Gross unrealized appreciation	$12,302,520
Gross unrealized depreciation	(522,964)

Net unrealized appreciation	$11,779,556

1. Derivative Financial Instruments

The Portfolio may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The Portfolio did not engage in derivatives transactions for the six months ended June 30, 2016.

2. Currency Transactions

The Portfolio may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Portfolio may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Portfolio may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Portfolio and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Portfolio may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E: Securities Lending

The Portfolio may enter into securities lending transactions. Under the Portfolio’s securities lending program, all loans of securities will be collateralized continually by cash. The Portfolio will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Portfolio in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. It is the policy of the Portfolio to receive collateral consisting of cash in an amount exceeding the value of the securities loaned. The Portfolio will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Portfolio amounts equal to any income or other distributions from the securities. The Portfolio will not have the right to vote on any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in AB Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Portfolio, and as approved by the Board. Prior to June 24, 2016, such cash collateral received was invested in AB Exchange Reserves. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. When the Portfolio lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. At June 30, 2016, the Portfolio had securities on loan with a value of $372,746 and had received cash collateral which has been invested into AB Government Money Market Portfolio of $377,910. The cash collateral will be adjusted on the next business day to maintain the required collateral amount. The Portfolio earned securities lending income of $10,109, $452 and $16 from the borrowers, AB Exchange Reserves and AB Government Money Market Portfolio, respectively, for the six months ended June 30, 2016; these amounts are reflected in the statement of operations. In connection with the cash collateral investment by the Portfolio in the AB Government Money Market Portfolio, the Adviser has agreed to waive a portion of management fee assessed by the AB Government Money Market Portfolio. For the six months ended June 30, 2016, such waiver amounted to $8. A principal risk of lending portfolio securities is that the borrower will fail to return the

12

AB Variable Products Series Fund

loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. A summary of the Portfolio’s transactions in shares of AB Exchange Reserves for the period January 1, 2016 to June 23, 2016 is as follows:

Market Value December 31, 2015 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Transfer to AB Government Money Market Portfolio (000)	Market Value June 23, 2016 (000)
$0	$9,911	$9,546	$365	$0

A summary of the Portfolio’s transactions in shares of the AB Government Money Market Portfolio for the period June 24, 2016 to June 30, 2016 is as follows:

Market Value June 24, 2016 (000)	Transfer from AB Exchange Reserves (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value June 30, 2016 (000)
$0	$365	$17	$4	$378

NOTE F: Capital Stock

Each class consists of 500,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	SHARES			AMOUNT
	Six Months Ended June 30, 2016 (unaudited)		Year Ended December 31, 2015	Six Months Ended June 30, 2016 (unaudited)		Year Ended December 31, 2015
Class A
Shares sold	175,430		663,573	$1,657,952		$6,543,068
Shares issued in reinvestment of dividends distributions	–0	–	413,818	–0	–	3,682,984
Shares redeemed	(300,556)		(916,859)	(2,803,051)		(8,725,134)

Net increase (decrease)	(125,126)		160,532	$(1,145,099)		$1,500,918

Class B
Shares sold	227,081		343,421	$2,142,135		$3,315,902
Shares issued in reinvestment of dividends distributions	–0	–	148,361	–0	–	1,329,310
Shares redeemed	(113,273)		(294,532)	(1,049,161)		(2,792,582)

Net increase	113,808		197,250	$1,092,974		$1,852,630

NOTE G: Risks Involved in Investing in the Portfolio

Interest Rate Risk and Credit Risk—Interest rate risk is the risk that changes in interest rates will affect the value of the Portfolio’s investments in fixed-income debt securities such as bonds or notes. Increases in interest rates may cause the value of the Portfolio’s investments to decline. Credit risk is the risk that the issuer or guarantor of a debt security, or the counterparty to a derivative contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit rating. Credit risk is greater for medium quality and lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as “junk bonds”) have speculative elements or are predominantly speculative risks.

Real Estate Risk—The Portfolio’s investments in the real estate market have many of the same risks as direct ownership of real estate, including the risk that the value of real estate could decline due to a variety of factors that affect the real estate market generally. Investments in REITs, may have additional risks. REITs are dependent on the capability of their managers, may have limited diversification, and could be significantly affected by changes in taxes.

Prepayment Risk—The value of mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early payments of principal on some of these securities may occur during periods of falling mortgage interest rates and expose the Portfolio to a lower rate of return upon reinvestment of principal. Early payments associated with these securities cause these securities to experience significantly greater price and yield volatility than is experienced by traditional fixed-income securities. During periods of rising interest rates, a reduction in prepayments may

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REAL ESTATE INVESTMENT PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

increase the effective life of mortgage-related securities, subjecting them to greater risk of decline in market value in response to rising interest rates. If the life of a mortgage-related security is inaccurately predicted, the Portfolio may not be able to realize the rate of return it expected.

Derivatives Risk—The Portfolio may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Portfolio, and subject to counterparty risk to a greater degree than more traditional investments. Derivatives may result in significant losses, including losses that are far greater than the value of the derivatives reflected on the statement of assets and liabilities.

Leverage Risk—When the Portfolio borrows money or otherwise leverages its investments, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Portfolio’s investments. The Portfolio may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures or by borrowing money. The use of derivative instruments by the Portfolio, such as forwards, futures, options and swaps, may also result in a form of leverage. Leverage may result in higher returns to the Portfolio than if the Portfolio were not leveraged, but may also adversely affect returns, particularly if the market is declining.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Portfolio’s investments or reduce its returns.

Indemnification Risk—In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Portfolio has not accrued any liability in connection with these indemnification provisions.

NOTE H: Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $280 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the six months ended June 30, 2016.

NOTE I: Distributions to Shareholders

The tax character of distributions to be paid for the year ending December 31, 2016 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended December 31, 2015 and December 31, 2014 were as follows:

	2015	2014
Distributions paid from:
Ordinary income	$958,181	$3,854,873
Net long-term capital gains	4,054,113	10,004,890

Total taxable distributions paid	$5,012,294	$13,859,763

As of December 31, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$1,398,347
Undistributed capital gains	1,966,091
Unrealized appreciation/(depreciation)	6,507,847	(a)

Total accumulated earnings/(deficit)	$9,872,285

(a)	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales and the tax treatment of partnership investments.

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AB Variable Products Series Fund

For tax purposes, net capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses incurred for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of December 31, 2015, the Portfolio did not have any capital loss carryforwards.

NOTE J: New Accounting Pronouncement

In May 2015, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2015-07 (the “ASU”) which removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient. The ASU also removes the requirement to make certain disclosures for investments that are eligible to be measured at fair value using the net asset value per share practical expedient but do not utilize that practical expedient. The ASU is effective for annual periods beginning after December 15, 2015 and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

NOTE K: Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Portfolio’s financial statements through this date.

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REAL ESTATE INVESTMENT PORTFOLIO
FINANCIAL HIGHLIGHTS	AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	CLASS A
	Six Months Ended June 30, 2016 (unaudited)		Year Ended December 31,
			2015	2014	2013	2012	2011
Net asset value, beginning of period	$9.08		$10.00	$11.18	$12.25	$11.58	$12.02

Income From Investment Operations
Net investment income (a)	.15	(b)	.18	.14	.24	.18	.11
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.11		(.12)	2.39	.24	2.21	1.02

Net increase in net asset value from operations	1.26		.06	2.53	.48	2.39	1.13

Less: Dividends and Distributions
Dividends from net investment income	–0	–	(.15)	(.37)	(.20)	(.15)	(.18)
Distributions from net realized gain on investment transactions	–0	–	(.83)	(3.34)	(1.35)	(1.57)	(1.39)

Total dividends and distributions	–0	–	(.98)	(3.71)	(1.55)	(1.72)	(1.57)

Net asset value, end of period	$10.34		$9.08	$10.00	$11.18	$12.25	$11.58

Total Return
Total investment return based on net asset value (c)	13.88%		.80%	25.35%	4.20%	21.19%	9.03%*

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$39,685		$35,970	$38,003	$31,576	$70,048	$63,093
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.06	%^	1.07%	1.08%	.86%	.84%	.88%
Expenses, before waivers/reimbursements	1.06	%^	1.07%	1.08%	.86%	.84%	.88%
Net investment income	3.24	%^(b)	1.91%	1.26%	1.92%	1.49%	.91%
Portfolio turnover rate	35%		67%	67%	98%	110%	114%

See footnote summary on page 17.

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AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	CLASS B
	Six Months Ended June 30, 2016 (unaudited)		Year Ended December 31,
			2015	2014	2013	2012	2011
Net asset value, beginning of period	$9.14		$10.05	$11.22	$12.28	$11.61	$12.05

Income From Investment Operations
Net investment income (a)	.14	(b)	.16	.11	.27	.15	.08
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.12		(.11)	2.40	.18	2.20	1.02

Net increase in net asset value from operations	1.26		.05	2.51	.45	2.35	1.10

Less: Dividends and Distributions
Dividends from net investment income	–0	–	(.13)	(.34)	(.16)	(.11)	(.15)
Distributions from net realized gain on investment transactions	–0	–	(.83)	(3.34)	(1.35)	(1.57)	(1.39)

Total dividends and distributions	–0	–	(.96)	(3.68)	(1.51)	(1.68)	(1.54)

Net asset value, end of period	$10.40		$9.14	$10.05	$11.22	$12.28	$11.61

Total Return
Total investment return based on net asset value (c)	13.68%		.66%	24.96%	3.97%	20.83%	8.75%*

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$16,985		$13,888	$13,301	$12,394	$13,568	$13,536
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.31	%^	1.33%	1.33%	1.15%	1.10%	1.13%
Expenses, before waivers/reimbursements	1.31	%^	1.33%	1.33%	1.15%	1.10%	1.13%
Net investment income	3.03	%^(b)	1.67%	1.03%	2.13%	1.19%	.64%
Portfolio turnover rate	35%		67%	67%	98%	110%	114%

(a)	Based on average shares outstanding.

(b)	Net of expenses waived and reimbursed by the Adviser.

(c)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect (i) insurance company’s separate account related expense charges and (ii) the deductions of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

*	Includes the impact of proceeds received and credited to the Portfolio resulting from class action settlements, which enhanced the Portfolio’s performance for the year ended December 31, 2011 by 0.06%, respectively.

^	Annualized.

See notes to financial statements.

17

REAL ESTATE INVESTMENT PORTFOLIO
CONTINUANCE DISCLOSURE	AB Variable Products Series Fund

INFORMATION REGARDING THE REVIEW AND APPROVAL OF THE FUND’S ADVISORY AGREEMENT

The disinterested directors (the “directors”) of AB Variable Products Series Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Real Estate Investment Portfolio (the “Fund”) at a meeting held on May 3-5, 2016 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed an independent evaluation prepared by the Company’s Senior Officer (who is also the Company’s Independent Compliance Officer) of the reasonableness of the advisory fee, in which the Senior Officer concluded that the contractual fee for the Fund was reasonable. The directors also discussed the proposed continuance in private sessions with counsel and the Company’s Senior Officer.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they receive presentations from the Adviser on the investment results of the Fund and review extensive materials and information presented by the Adviser.

The directors also considered all other factors they believed relevant, including the specific matters discussed below. In their deliberations, the directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Company’s Senior Officer. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues, expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2014 and 2015 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Company’s Senior Officer. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

18

AB Variable Products Series Fund

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of the Fund’s Class B shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an analytical service that is not affiliated with the Adviser, showing the performance of the Class A Shares of the Fund against a peer group and a peer universe selected by Broadridge, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended February 29, 2016 and (in the case of comparisons with the broad-based securities market index) the period since inception. Based on their review, and their discussion with the Adviser of the reasons for the Fund’s underperformance in certain periods, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate paid by the Fund to the Adviser and information prepared by Broadridge concerning advisory fee rates paid by other funds in the same Broadridge category as the Fund at a common asset level. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors considered the Fund’s contractual effective advisory fee rate against a peer group median and took into account the impact on the advisory fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year.

The directors also considered the Adviser’s fee schedule for institutional clients pursuing a similar investment style. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and the evaluation from the Company’s Senior Officer and noted the differences between the Fund’s fee schedule, on the one hand, and the institutional fee schedule and the schedule of fees charged to any offshore funds and any sub-advised funds, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to funds such as the Fund, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

The directors also considered the total expense ratio of the Class A shares of the Fund in comparison to a peer group and a peer universe selected by Broadridge. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s Broadridge category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. After reviewing and discussing the Adviser’s explanations of the reasons that the Fund’s expense ratio was above the medians, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and by the Adviser concerning certain of its views on economies of

19

REAL ESTATE INVESTMENT PORTFOLIO
CONTINUANCE DISCLOSURE
(continued)	AB Variable Products Series Fund

scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

20

REAL ESTATE INVESTMENT PORTFOLIO
SENIOR OFFICER FEE EVALUATION	AB Variable Products Series Fund

THE FOLLOWING IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

SUMMARY OF SENIOR OFFICER’S EVALUATION OF INVESTMENT ADVISORY AGREEMENT1

The following is a summary of the evaluation of the Investment Advisory Agreement between AllianceBernstein L.P. (the “Adviser”) and the AB Variable Products Series Fund (the “Fund”), in respect of AB Real Estate Investment Portfolio (the “Portfolio”).2 The evaluation of the Investment Advisory Agreement was prepared by Philip L. Kirstein, the Senior Officer of the Fund, for the Directors of the Fund, as required by a September 2004 agreement between the Adviser and the New York State Attorney General (the “NYAG”). The Senior Officer’s evaluation of the Investment Advisory Agreement is not meant to diminish the responsibility or authority of the Board of Directors of the Fund to perform its duties pursuant to Section 15 of the Investment Company Act of 1940 (the “40 Act”) and applicable state law. The purpose of the summary is to provide shareholders with a synopsis of the independent evaluation of the reasonableness of the advisory fees proposed to be paid by the Portfolio which was provided to the Directors in connection with their review of the proposed approval of the continuance of the Investment Advisory Agreement. The Senior Officer’s evaluation considered the following factors:

1.	Advisory fees charged to institutional and other clients of the Adviser for like services;

2.	Advisory fees charged by other mutual fund companies for like services;

3.	Costs to the Adviser and its affiliates of supplying services pursuant to the advisory agreement, excluding any intra-corporate profit;

4.	Profit margins of the Adviser and its affiliates from supplying such services;

5.	Possible economies of scale as the Portfolio grows larger; and

6.	Nature and quality of the Adviser’s services including the performance of the Portfolio.

These factors, with the exception of the first factor, are generally referred to as the “Gartenberg factors,” which were articulated by the United States Court of Appeals for the Second Circuit in 1982. Gartenberg v. Merrill Lynch Asset Management, Inc., 694 F. 2d 923 (2d Cir. 1982). The first factor is an additional factor required to be considered by the AoD. On March 30, 2010, the Supreme Court held the Gartenberg decision was correct in its basic formulation of what Section 36(b) requires: to face liability under Section 36(b), “an investment adviser must charge a fee that is so disproportionately large that it bears no reasonable relationship to the services rendered and could not have been the product of arm’s length bargaining.” Jones v. Harris Associates L.P., 130 S. Ct. 1418 (2010). In the Jones decision, the Court stated the Gartenberg approach fully incorporates the correct understanding of fiduciary duty within the context of Section 36(b) and noted with approval that “Gartenberg insists that all relevant circumstances be taken into account” and “uses the range of fees that might result from arm’s-length bargaining as the benchmark for reviewing challenged fees.”3

PORTFOLIO ADVISORY FEES, NET ASSETS & EXPENSE RATIOS

The Adviser proposed that the Portfolio pays the advisory fee set forth in the table below for receiving the services to be provided pursuant to the Investment Advisory Agreement. The fee schedule below, implemented in January 2004 in consideration of the Adviser’s settlement with the NYAG in December 2003, is based on a master schedule that contemplates eight categories of funds with almost all funds in each category having the same advisory fee schedule.

Portfolio	Category	Advisory Fee Based on % of Average Daily Net Assets	Net Assets 3/31/16 ($MIL)
Real Estate Investment Portfolio	Value	0.55% on first $2.5 billion	$52.4
		0.45% on next $2.5 billion
		0.40% on the balance

The Adviser is reimbursed as specified in the Investment Advisory Agreement for certain clerical, legal, accounting, administrative and other services provided to the Portfolio. During the Portfolio’s most recently completed fiscal year, the Adviser received $50,834 (0.100% of the Portfolio’s average daily net assets) for such services.

1	The information in the fee summary was completed on April 21, 2016 and discussed with the Board of Directors on May 3-5, 2016.

2	Future references to the Fund and the Portfolio do not include “AB.” References in the fee summary pertaining to performance and expense ratio rankings refer to the Class A shares of the Portfolio.

3	Jones v. Harris at 1427.

21

REAL ESTATE INVESTMENT PORTFOLIO
SENIOR OFFICER FEE EVALUATION
(continued)	AB Variable Products Series Fund

Set forth below are the Portfolio’s total expense ratios for the most recently completed fiscal year:

Portfolio	Total Expense Ratio	Fiscal Year
Real Estate Investment Portfolio	Class A 1.07%	December 31
Class B 1.33%

I. ADVISORY FEES CHARGED TO INSTITUTIONAL AND OTHER CLIENTS

The advisory fees charged to investment companies which the Adviser manages and sponsors are normally higher than those charged to similar sized institutional accounts, including pension plans and sub-advised investment companies. The fee differential reflects, among other things, different services provided to such clients, and different liabilities assumed. Services provided by the Adviser to the Portfolio that are not provided to non-investment company clients and sub-advised investment companies include providing office space and personnel to serve as Fund Officers, who among other responsibilities make the certifications required under the Sarbanes–Oxley Act of 2002, and coordinating with and monitoring the Portfolio’s third party service providers such as Fund counsel, auditors, custodians, transfer agents and pricing services. The accounting, administrative, legal and compliance requirements for the Portfolio are more costly than those for institutional assets due to the greater complexities and time required for investment companies, although as previously noted, the Adviser is reimbursed for providing some of these services. Also, retail mutual funds managed by the Adviser are widely held. Servicing the Portfolio’s investors is more time consuming and labor intensive compared to institutional clients since the Adviser needs to communicate with a more extensive network of financial intermediaries and shareholders. The Adviser also believes that it incurs substantial entrepreneurial risk when offering a new mutual fund, since establishing a new mutual fund requires a large upfront investment, and it may take a long time for the fund to achieve profitability since the fund must be priced to scale from inception in order to be competitive and assets are acquired one account at a time. In addition, managing the cash flow of an investment company may be more difficult than managing that of a stable pool of assets, such as an institutional account with little cash movement in either direction, particularly, if a fund is in net redemption and the Adviser is frequently forced to sell securities to raise cash for redemptions. However, managing a fund with positive cash flow may be easier at times than managing a stable pool of assets. In recent years, investment advisers have been sued by institutional clients and have suffered reputational damage both by the attendant publicity and outcomes other than complete victories. Accordingly, the legal and reputational risks associated with institutional accounts are greater than previously thought, although still not equal to those related to the mutual fund industry.

Notwithstanding the Adviser’s view that managing an investment company is not comparable to managing other institutional accounts because the services provided are different, the Supreme Court has indicated consideration should be given to the advisory fees charged to institutional accounts that have a substantially similar investment style as the Portfolio.4 In addition to the AB Institutional fee schedule, set forth below is what would have been the effective advisory fee of the Portfolio had the AB Institutional fee schedule been applicable to the Portfolio versus the Portfolio’s advisory fee based on March 31, 2016 net assets:5

Portfolio	Net Assets 3/31/16 ($MIL)	AB Institutional Fee Schedule	Effective AB Inst. Adv. Fee	Portfolio Advisory Fee
Real Estate Investment Portfolio	$52.4	U.S. REIT Schedule	0.495%	0.550%
		0.55% on first $25m
		0.45% on next $25m
		0.40% the balance
		Minimum account size $25m

4	The Supreme Court stated that “courts may give such comparisons the weight that they merit in light of the similarities and differences between the services that the clients in question require, but the courts must be wary of inapt comparisons.” Among the significant differences the Supreme Court noted that may exist between services provided to mutual funds and institutional accounts are “higher marketing costs.” Jones v. Harris at 1428.

5	The Adviser has indicated that with respect to institutional accounts with assets greater than $300 million, it will negotiate a fee schedule. Discounts that are negotiated vary based upon each client relationship.

22

AB Variable Products Series Fund

The Adviser also manages AB Global Real Estate Investment Fund, Inc. (“Global Real Estate Investment Fund, Inc.), a retail mutual fund, which has a similar investment style as the Portfolio. Set forth below is the fee schedule of Global Real Estate Investment Fund, Inc. and what would have been the effective advisory fee of the Portfolio had the fee schedule of the retail mutual fund been applicable to the Portfolio:6

Portfolio	AB Mutual Fund	Fee Schedule	ABMF Effective Fee
Real Estate Investment Portfolio[7]	Global Real Estate Investment Fund, Inc.	0.55% on first $2.5 billion 0.45% on next $2.5 billion 0.40% on the balance	0.550%

The Adviser also manages and sponsors retail mutual funds, which are organized in jurisdictions outside the United States, generally Luxembourg and Japan, and sold to non-United States resident investors. The Adviser charges the following fees for the Luxembourg fund that has a somewhat similar investment style as the Portfolio.

Fund	Fee[8]
Global Real Estate Securities Portfolio[9]
Class A	1.50%
Class I (Institutional)	0.70%

The Adviser represented that it does not sub-advise any registered investment company with a substantially similar investment style as the Portfolio.

II. MANAGEMENT FEES CHARGED BY OTHER MUTUAL FUND COMPANIES FOR LIKE SERVICES.

Broadridge, an analytical service that is not affiliated with the Adviser, compared the fees charged to the Portfolios with fees charged to other investment companies for similar services by other investment advisers.10,11 Broadridge’s analysis included each Portfolio’s contractual management fee, estimated at the approximate current asset level of the subject Portfolio, to the median of the Portfolio’s Broadridge Expense Group (“EG”) and the Portfolio’s contractual management fee ranking.12,13

6	The Portfolio’s investment guidelines are more restrictive than that of AB Global Real Estate Investment Fund, Inc. The Portfolio primarily invests in equity securities of U.S. real estate investment trusts (“REITS”) and other U.S. real estate industry companies, in contrast to the AB Global Real Estate Investment Fund, Inc., which may invest in equities of non-U.S. REITS and other non-U.S. real estate industry companies.

7	The retail mutual fund was also affected by the settlement between the Adviser and the NYAG. As a result, the Portfolio has the same breakpoints in its advisory fee schedule as the retail mutual fund.

8	Class A shares of the funds are charged an “all-in” fee, which includes investment advisory services and distribution related services, unlike Class I shares, whose fee is for only investment advisory services.

9	The investment guidelines of Real Estate Investment Portfolio are more restrictive than that of the Luxembourg fund. The Portfolio primarily invests in equity securities of U.S. real estate investment trusts (“REITS”) and other U.S. real estate industry companies, in contrast to the Luxembourg fund, which may invest in equities of non-U.S. REITS and other non-U.S. real estate industry companies.

10	On June 5, 2015, Broadridge Financial Solutions, Inc. (“Broadridge”) acquired the Fiduciary Services and Competitive Intelligence unit, i.e., the group responsible for providing the Portfolio’s 15(c) report, from Thomson Reuters’ Lipper division. The group that maintains Lipper’s expense and performance databases and investment classifications/objectives remains a part of Thomson Reuters’ Lipper division. Accordingly, the Portfolio’s investment classification/objective continues to be determined by Lipper.

11	The Supreme Court cautioned against accepting mutual fund fee comparisons without careful scrutiny since “these comparisons are problematic because these fees, like those challenged, may not be the product of negotiations conducted at arm’s length.” Jones v. Harris at 1429.

12	The contractual management fee is calculated by Broadridge using the Portfolio’s contractual management fee rate at a hypothetical asset level. The hypothetical asset level is based on the combined net assets of all classes of the Portfolio, rounded up to the next $25 million. Broadridge’s total expense ratio information is based on the most recent annual report except as otherwise noted. A ranking of “1” means that the Portfolio has the lowest effective fee rate in the Broadridge peer group.

13	The contractual management fee does not reflect any expense reimbursement made by the Portfolio to the Adviser for certain clerical, legal, accounting, administrative and other services.

23

REAL ESTATE INVESTMENT PORTFOLIO
SENIOR OFFICER FEE EVALUATION
(continued)	AB Variable Products Series Fund

Broadridge describes an EG as a representative sample of comparable funds. Broadridge’s standard methodology for screening funds to be included in an EG entails the consideration of several fund criteria, including fund type, investment classification/objective, load type and similar 12b-1/non-12b-1 service fees, asset (size) comparability, expense components, operating structure, and expense attributes. An EG will typically consist of seven to twenty funds.

Portfolio	Contractual Management Fee (%)	Broadridge EG Median (%)	Broadridge EG Rank
Real Estate Investment Portfolio	0.550	0.761	2/10

Broadridge also analyzed the Portfolio’s most recently completed fiscal year total expense ratio in comparison to the Portfolio’s EG and Broadridge Expense Universe (“EU”). The EU is a broader group compared to the EG, consisting of all funds that have the same investment classification/objective and load type as the subject Portfolio.14

Portfolio	Expense Ratio (%)[15]	Broadridge EG Median (%)	Broadridge EG Rank	Broadridge EU Median (%)	Broadridge EU Rank
Real Estate Investment Portfolio	1.074	0.917	10/10	0.848	16/16

Based on this analysis, the Portfolio has a more favorable ranking on a contractual management fee basis than it does on a total expense ratio basis.

III. COSTS TO THE ADVISER AND ITS AFFILIATES OF SUPPLYING SERVICES PURSUANT TO THE ADVISORY FEE ARRANGEMENT, EXCLUDING ANY INTRA-CORPORATE PROFIT.

The Adviser utilizes two profitability reporting systems, which operate independently but are aligned with each other, to estimate the Adviser’s profitability in connection with investment advisory services provided to the Portfolio. The Senior Officer has retained a consultant to provide independent advice regarding the alignment of the two profitability systems as well as the methodologies and allocations utilized by both profitability systems.

IV. PROFIT MARGINS OF THE ADVISER AND ITS AFFILIATES FOR SUPPLYING SUCH SERVICES.

The Portfolio’s profitability information, prepared by the Adviser for the Board of Directors, was reviewed by the Senior Officer and the consultant. The Adviser’s profitability from providing investment advisory services to the Portfolio increased during calendar year 2015, relative to 2014.

In addition to the Adviser’s direct profits from managing the Portfolio, certain of the Adviser’s affiliates have business relationships with the Portfolio and may earn a profit from providing other services to the Portfolio. The courts have referred to this type of business opportunity as “fall-out benefits” to the Adviser and indicated that such benefits should be factored into the evaluation of the total relationship between the Portfolio and the Adviser. Neither case law nor common business practice precludes the Adviser’s affiliates from earning a reasonable profit on this type of relationship provided the affiliates’ charges and services are competitive. These affiliates provide transfer agent, distribution and brokerage related services to the Portfolio and receive transfer agent fees, Rule 12b-1 payments, and brokerage commissions. In addition, the Adviser benefits from soft dollar arrangements which offset expenses the Adviser would otherwise incur.

The Portfolio has adopted a distribution plan for Class B shares pursuant to Rule 12b-1 under the 40 Act. Under the distribution plan, the Portfolio pays distribution and servicing fees to its principal underwriter, AllianceBernstein Investments, Inc. (“ABI”), the Portfolio’s distributor and an affiliate of the Adviser, at an annual rate of up to 0.50% of the Portfolio’s average daily net assets attributable to Class B shares. The current annual rate that the Portfolio pays to ABI for 12b-1 fees is 0.25%. During the fiscal year ended December 31, 2015, ABI received $34,038 in Rule 12b-1 fees.

During the fiscal year ended December 31, 2015, the Adviser incurred distribution expenses in the amount of $68,158 in connection with activities primarily intended to result in the sale of the Portfolio’s Class B shares. This expense amount incurred by ABI is partially offset by the 12b-1 fees paid by the Portfolio.

Financial intermediaries, such as insurers, market and sell shares of the Portfolio and typically receive compensation from ABI, the Advisers and/or the Portfolio for selling shares of the Portfolio. These financial intermediaries receive

14	Except for asset (size) comparability, Broadridge uses the same criteria for selecting an EG when selecting an EU. Unlike the EG, the EU allows for the same adviser to be represented by more than just one fund.

15	Most recently completed fiscal year end Class A total expense ratio.

24

AB Variable Products Series Fund

compensation in any or all of the following forms: 12b-1 fees, defrayal of costs for educational seminars and training, additional distribution support, recordkeeping and/or administrative services. Payments related to providing contract-holder recordkeeping and/or administrative services will generally not exceed 0.35% of the average daily net assets of the Portfolio attributable to the relevant intermediary over the year. With respect to the Fund, which includes the Portfolio and other Portfolios of the Fund not discussed in this summary, ABI paid approximately $400,000 in 2015 and expects to pay approximately $450,000 in 2016 for educational support and distribution assistance (revenue sharing payments).

The transfer agent of the Portfolio is AllianceBernstein Investor Services, Inc. (“ABIS”). During the most recently completed fiscal year, ABIS received a fee of $1,262 from the Portfolio.16

The Portfolio did not effect brokerage transactions through the Adviser’s affiliate, Sanford C. Bernstein & Co., LLC (“SCB & Co.”) nor its U.K. affiliate, Sanford C. Bernstein Limited (“SCB Ltd.”), collectively “SCB,” and pay commissions during the Portfolio’s most recently completed fiscal year. The Adviser represented that SCB’s profitability from business conducted in the future with the Portfolio would be comparable to the profitability of SCB’s dealings with other similar third party clients. In the ordinary course of business, SCB receives and pays liquidity rebates from electronic communications networks (“ECNs”) derived from trading for its clients. These credits and charges are not being passed onto any SCB client. The Adviser also receives certain soft dollar benefits from brokers that execute agency trades for the Portfolio and other clients. These soft dollar benefits reduce the Adviser’s cost of doing business and increase its profitability.

V. POSSIBLE ECONOMIES OF SCALE

The Adviser has indicated that economies of scale are being shared with shareholders through pricing to scale, breakpoints, fee reductions/waivers and enhancement to services.

In May 2012, an independent consultant, retained by the Senior Officer, provided the Board of Directors information on the Adviser’s firm-wide average costs from 2005 through 2011 and the potential economies of scale. The independent consultant noted that from 2005 through 2007 the Adviser experienced significant growth in assets under management (“AUM”). During this period, operating expenses increased, in part to keep up with growth, and in part reflecting market returns. However, from 2008 through the first quarter of 2009, AUM rapidly and significantly decreased due to declines in market value and client withdrawals. When AUM rapidly decreased, some operating expenses categories, including base compensation and office space, adjusted more slowly during this period, resulting in an increase in average costs. Since 2009, AUM has experienced less significant changes. The independent consultant noted that changes in operating expenses reflect changes in business composition and business practices in response to changes in financial markets. Finally, the independent consultant concluded that the increase in average cost and the decline in net operating margin across the Adviser since late 2008 are inconsistent with the view that there are currently reductions in average costs due to economies of scale that can be shared with the AB Mutual Funds managed by the Adviser through lower fees.

In February 2008, the independent consultant provided the Board of Directors an update of Deli’s study on advisory fees and various fund characteristics.17,18 The independent consultant first reiterated the results of his previous two dimensional comparison analysis (fund size and family size) with the Board of Directors.19 The independent consultant then discussed the results of the regression model that was utilized to study the effects of various factors on advisory fees. The regression model output indicated that the bulk of the variation in fees predicted were explained by various factors, but substantially by fund AUM, family AUM, index fund indicator and investment style. The independent consultant also compared the advisory fees of the AB Mutual Funds to similar funds managed by 19 other large asset managers, regardless of the fund size and each Adviser’s proportion of mutual fund assets to non-mutual fund assets.

16	The Fund, which includes the Portfolio and other Portfolios of the Fund paid ABIS a fee of $18,000 for each calendar year.

17	The Deli study, originally published in 2002 based on 1997 data and updated for the February 2008 Presentation, may be of diminished value due to the age of the data used in the presentation and the changes experienced in the industry over the last four years. Source: Deli, Daniel N. “Mutual Fund Advisory Contracts: An Empirical Investigation.” Journal of Finance, 57(1): 109-133 (2002).

18	As mentioned previously, the Supreme Court cautioned against accepting mutual fund fee comparisons without careful scrutiny since the fees may not be the product of negotiations conducted at arm’s length. See Jones v. Harris at 1429.

19	The two dimensional analysis showed patterns of lower advisory fees for funds with larger asset sizes and funds from larger family sizes compared to funds with smaller asset sizes and funds from smaller family sizes, which according to the independent consultant is indicative of a sharing of economies of scale and scope. However, in less liquid and active markets, such is not the case, as the empirical analysis showed potential for diseconomies of scale in those markets. The empirical analysis also showed diminishing economies of scale and scope as funds surpassed a certain high level of assets.

25

REAL ESTATE INVESTMENT PORTFOLIO
SENIOR OFFICER FEE EVALUATION
(continued)	AB Variable Products Series Fund

VI. NATURE AND QUALITY OF THE ADVISER’S SERVICES, INCLUDING THE PERFORMANCE OF THE PORTFOLIO

With assets under management of approximately $479 billion as of March 31, 2016, the Adviser has the investment experience to manage and provide non-investment services (described in Section I) to the Portfolio.

The information in the table below shows the 1, 3, 5 and 10 year net performance returns and rankings20 of the Portfolios relative to their Broadridge Performance Group (“PG”) and Broadridge Performance Universe (“PU”)21 for the period ended February 29, 2016.22

	Portfolio (%)	PG Median (%)	PU Median (%)	PG Rank	PU Rank
Real Estate Investment Portfolio
1 year	–3.78	–4.04	–4.35	5/10	6/18
3 year	6.69	8.36	8.10	8/8	16/16
5 year	9.52	9.20	9.05	3/8	4/16
10 year	6.49	6.16	6.27	2/7	4/15

Set forth below are the 1, 3, 5 and 10 year and since inception performance returns of the Portfolio (in bold)23 versus its benchmarks. Portfolio and benchmark volatility and reward-to-variability ratio (“Sharpe Ratio”) information is also shown.24

	Periods Ending February 29, 2016 Annualized Performance
	1 Year (%)	3 Year (%)	5 Year (%)	10 Year (%)	Since Inception (%)	Annualized		Risk Period (Year)
						Volatility (%)	Sharpe (%)
Real Estate Investment Portfolio	–3.79	6.69	9.52	6.49	9.75	24.18	0.34	10
FTSE NAREIT Equity REIT Index[25]	–4.04	7.42	9.14	6.01	9.39	25.16	0.32	10
S&P 500 Stock Index	–6.19	10.75	10.13	6.44	6.98	N/A	N/A	10
Inception Date: January 9, 1997

CONCLUSION:

The Senior Officer observed that the Portfolio had a relatively high total expense ratio compared to the Portfolio’s Broadridge peers, and recommended that the Directors discuss with the Adviser possible actions to reduce the Portfolio’s total expense ratio.

Based on the factors discussed above the Senior Officer’s conclusion is that the proposed advisory fee for the Portfolio is reasonable and within the range of what would have been negotiated at arm’s-length in light of all the surrounding circumstances. This conclusion in respect of the Portfolio is based on an evaluation of all of these factors and no single factor was dispositive.

Dated: June 2, 2016

20	The performance returns and rankings of the Portfolio are for the Portfolio’s Class A shares. The performance returns and rankings of the Portfolio were provided by Broadridge.

21	The Portfolio’s PG/PU are identical to the Portfolio’s EG/EU as the criteria for including/excluding a fund in a PG/PU is different from that of an EG/EU.

22	Note that the current Lipper investment classification/objective dictates the PG and PU throughout the life of each fund even if the fund had a different investment classification/objective at a different point in time.

23	The performance returns and risk measures shown in the table are for the Class A shares of the Portfolio.

24	Portfolio and benchmark volatility and Sharpe Ratio information was obtained through Lipper LANA, a database maintained by Lipper. Volatility is a statistical measure of the tendency of a market price or yield to vary over time. A Sharpe Ratio is a risk adjusted measure of return that divides a fund’s return in excess of the riskless return by the fund’s standard deviation. A fund with a greater volatility would be viewed as more risky than a fund with equivalent performance but lower volatility; for that reason, a greater return would be demanded for the more risky fund. A fund with a higher Sharpe Ratio would be viewed as better performing than a fund with a lower Sharpe Ratio.

25	Benchmark since inception date is the nearest month end after the Portfolio’s inception date.

26

VPS-REI-0152-0616

JUN    06.30.16

SEMI-ANNUAL REPORT

AB VARIABLE PRODUCTS SERIES FUND, INC.

+	SMALL CAP GROWTH PORTFOLIO

Investment Products Offered

➢	Are Not FDIC Insured
➢	May Lose Value
➢	Are Not Bank Guaranteed

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

SMALL CAP GROWTH PORTFOLIO
EXPENSE EXAMPLE (unaudited)	AB Variable Products Series Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. The estimate of expenses does not include fees or other expenses of any variable insurance product. If such expenses were included, the estimate of expenses you paid during the period would be higher and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The estimate of expenses does not include fees or other expenses of any variable insurance product. If such expenses were included, the estimate of expenses you paid during the period would be higher and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of each classes’ table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$965.90	$7.33	1.50%
Hypothetical (5% annual return before expenses)	$1,000	$1,017.40	$7.52	1.50%

Class B
Actual	$1,000	$965.00	$8.55	1.75%
Hypothetical (5% annual return before expenses)	$1,000	$1,016.16	$8.77	1.75%

*	Expenses are equal to each classes’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

1

SMALL CAP GROWTH PORTFOLIO
TEN LARGEST HOLDINGS*
June 30, 2016 (unaudited)	AB Variable Products Series Fund

COMPANY	U.S. $ VALUE	PERCENT OF NET ASSETS
Bright Horizons Family Solutions, Inc.	$690,619	1.8%
PolyOne Corp.	676,679	1.7
Dycom Industries, Inc.	670,776	1.7
Diamond Resorts International, Inc.	669,906	1.7
Five Below, Inc.	668,536	1.7
Nevro Corp.	639,425	1.6
Align Technology, Inc.	634,815	1.6
Planet Fitness, Inc.	604,311	1.5
Guidewire Software, Inc.	602,345	1.5
Ultimate Software Group, Inc. (The)	583,555	1.5

	$6,440,967	16.3%

SECTOR BREAKDOWN†

June 30, 2016 (unaudited)

SECTOR	U.S. $ VALUE	PERCENT OF TOTAL INVESTMENTS
Information Technology	$10,483,556	26.8%
Health Care	8,753,818	22.4
Consumer Discretionary	8,686,272	22.2
Industrials	5,556,869	14.2
Financials	2,317,217	5.9
Materials	1,152,333	3.0
Energy	875,205	2.2
Consumer Staples	613,878	1.6
Short-Term Investments	652,177	1.7

Total Investments	$39,091,325	100.0%

*	Long-term investments.

†	The Portfolio’s sector breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market. These sector classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Portfolio’s prospectus.

2

SMALL CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2016 (unaudited)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

COMMON STOCKS–97.3%
INFORMATION TECHNOLOGY–26.5%
COMMUNICATIONS EQUIPMENT–1.2%
Arista Networks, Inc.(a)	3,010	$193,784
Oclaro, Inc.(a)(b)	58,020	283,137

		476,921

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS–0.7%
VeriFone Systems, Inc.(a)	14,808	274,540

INTERNET SOFTWARE & SERVICES–3.1%
Cimpress NV(a)	5,756	532,315
CoStar Group, Inc.(a)	2,060	450,440
Pandora Media, Inc.(a)(b)	20,676	257,416

		1,240,171

IT SERVICES–1.7%
EPAM Systems, Inc.(a)	7,240	465,604
Global Payments, Inc.	2,675	190,942

		656,546

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT–5.6%
Cavium, Inc.(a)	2,574	99,357
Mellanox Technologies Ltd.(a)	8,223	394,375
Microsemi Corp.(a)	16,600	542,488
Monolithic Power Systems, Inc.	6,691	457,129
Silicon Laboratories, Inc.(a)	8,334	406,199
Synaptics, Inc.(a)	5,691	305,891

		2,205,439

SOFTWARE–14.2%
Aspen Technology, Inc.(a)	10,573	425,457
Atlassian Corp. PLC–Class A(a)	13,325	345,117
Blackbaud, Inc.	7,428	504,361
Fortinet, Inc.(a)	8,620	272,306
Guidewire Software, Inc.(a)	9,753	602,345
HubSpot, Inc.(a)	10,640	461,989
Paylocity Holding Corp.(a)(b)	10,688	461,722
Proofpoint, Inc.(a)	8,460	533,741
Qlik Technologies, Inc.(a)	15,370	454,645
RingCentral, Inc.–Class A(a)	22,644	446,540
Take-Two Interactive Software, Inc.(a)	14,192	538,161
Ultimate Software Group, Inc. (The)(a)	2,775	583,555

		5,629,939

		10,483,556

HEALTH CARE–22.2%
BIOTECHNOLOGY–5.9%
Adamas Pharmaceuticals, Inc.(a)(b)	9,395	142,240
Aimmune Therapeutics, Inc.(a)	10,553	114,184

Alder Biopharmaceuticals, Inc.(a)(b)	6,803	$169,871
Amicus Therapeutics, Inc.(a)	25,479	139,115
DBV Technologies SA (Sponsored ADR)(a)	4,235	138,146
Neurocrine Biosciences, Inc.(a)	6,100	277,245
Otonomy, Inc.(a)	9,246	146,827
Prothena Corp. PLC(a)(b)	4,540	158,718
Radius Health, Inc.(a)(b)	5,030	184,853
Sage Therapeutics, Inc.(a)	5,346	161,075
Seres Therapeutics, Inc.(a)(b)	5,660	164,423
TESARO, Inc.(a)(b)	4,168	350,320
Ultragenyx Pharmaceutical, Inc.(a)	4,053	198,232

		2,345,249

HEALTH CARE EQUIPMENT & SUPPLIES–7.7%
Align Technology, Inc.(a)	7,881	634,815
DENTSPLY SIRONA, Inc.	5,053	313,488
DexCom, Inc.(a)	7,191	570,462
Glaukos Corp.(a)	7,890	230,072
Nevro Corp.(a)	8,669	639,425
Penumbra, Inc.(a)	3,798	225,981
Zeltiq Aesthetics, Inc.(a)(b)	16,030	438,100

		3,052,343

HEALTH CARE PROVIDERS & SERVICES–5.0%
Acadia Healthcare Co., Inc.(a)	8,664	479,986
Amsurg Corp.(a)	7,320	567,593
Diplomat Pharmacy, Inc.(a)(b)	11,787	412,545
Premier, Inc.–Class A(a)	15,026	491,350

		1,951,474

LIFE SCIENCES TOOLS & SERVICES–1.1%
ICON PLC(a)	5,932	415,299

PHARMACEUTICALS–2.5%
Aerie Pharmaceuticals, Inc.(a)(b)	8,760	154,176
Akorn, Inc.(a)	17,807	507,233
GW Pharmaceuticals PLC (ADR)(a)(b)	1,658	151,823
Medicines Co. (The)(a)	5,240	176,221

		989,453

		8,753,818

CONSUMER DISCRETIONARY–22.0%
DISTRIBUTORS–1.3%
Pool Corp.	5,397	507,480

DIVERSIFIED CONSUMER SERVICES–3.1%
2U, Inc.(a)(b)	18,120	532,909
Bright Horizons Family Solutions, Inc.(a)	10,415	690,619

		1,223,528

HOTELS, RESTAURANTS & LEISURE–9.3%
Buffalo Wild Wings, Inc.(a)	2,982	414,349

3

SMALL CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

Dave & Buster’s Entertainment, Inc.(a)	11,517	$538,881
Diamond Resorts International, Inc.(a)(b)	22,360	669,906
Planet Fitness, Inc.(a)(b)	32,008	604,311
Texas Roadhouse, Inc.–Class A	12,410	565,896
Vail Resorts, Inc.	3,680	508,686
Zoe’s Kitchen, Inc.(a)	10,445	378,840

		3,680,869

HOUSEHOLD DURABLES–0.9%
Tempur Sealy International, Inc.(a)	6,257	346,137

MEDIA–2.3%
IMAX Corp.(a)	13,035	384,272
National CineMedia, Inc.	34,030	526,784

		911,056

MULTILINE RETAIL–1.1%
Ollie’s Bargain Outlet Holdings, Inc.(a)	16,852	419,446

SPECIALTY RETAIL–4.0%
Five Below, Inc.(a)	14,405	668,536
Lithia Motors, Inc.–Class A	6,090	432,816
Tile Shop Holdings, Inc.(a)	24,970	496,404

		1,597,756

		8,686,272

INDUSTRIALS–14.1%
AEROSPACE & DEFENSE–1.3%
Hexcel Corp.	12,574	523,581

CONSTRUCTION & ENGINEERING–1.7%
Dycom Industries, Inc.(a)	7,473	670,776

INDUSTRIAL CONGLOMERATES–1.5%
Carlisle Cos., Inc.	5,365	566,973

MACHINERY–5.7%
Astec Industries, Inc.	2,660	149,359
IDEX Corp.	6,323	519,118
Lincoln Electric Holdings, Inc.	7,429	438,905
Middleby Corp. (The)(a)	3,366	387,932
Nordson Corp.	3,510	293,471
RBC Bearings, Inc.(a)	6,381	462,623

		2,251,408

MARINE–1.1%
Kirby Corp.(a)	7,098	442,844

ROAD & RAIL–1.0%
Genesee & Wyoming, Inc.–Class A(a)	6,924	408,170

TRADING COMPANIES & DISTRIBUTORS–1.8%
H&E Equipment Services, Inc.	23,664	450,326
SiteOne Landscape Supply, Inc.(a)	7,143	242,791

		693,117

		5,556,869

FINANCIALS–5.9%
BANKS–4.5%
PrivateBancorp, Inc.	10,253	$451,440
Signature Bank/New York NY(a)	3,534	441,467
SVB Financial Group(a)	4,721	449,250
Western Alliance Bancorp(a)	13,452	439,208

		1,781,365

CAPITAL MARKETS–1.4%
Houlihan Lokey, Inc.	11,980	267,992
Stifel Financial Corp.(a)	8,517	267,860

		535,852

		2,317,217

MATERIALS–2.9%
CHEMICALS–1.7%
PolyOne Corp.	19,202	676,679

CONSTRUCTION MATERIALS–1.2%
Summit Materials, Inc.–Class A(a)	23,248	475,654

		1,152,333

ENERGY–2.2%
ENERGY EQUIPMENT & SERVICES–1.5%
Dril-Quip, Inc.(a)	4,777	279,120
Oil States International, Inc.(a)	9,581	315,024

		594,144

OIL, GAS & CONSUMABLE FUELS–0.7%
Matador Resources Co.(a)	14,195	281,061

		875,205

CONSUMER STAPLES–1.5%
FOOD & STAPLES RETAILING–0.9%
Chefs’ Warehouse, Inc. (The)(a)	21,932	350,912

FOOD PRODUCTS–0.6%
Freshpet, Inc.(a)(b)	28,185	262,966

		613,878

Total Common Stocks (cost $35,354,366)		38,439,148

4

AB Variable Products Series Fund

Company	Principal Amount (000)	U.S. $ Value

SHORT-TERM INVESTMENTS–1.7%
TIME DEPOSIT–1.7%
State Street Bank & Trust Co. 0.01%, 7/01/16 (cost $652,177)	$652	$652,177

Total Investments Before Security Lending Collateral for Securities Loaned–99.0% (cost $36,006,543)		39,091,325

Company	Shares	U.S. $ Value

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED–9.6%
INVESTMENT COMPANIES–9.6%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 0.25%(c)(d) (cost $3,815,439)	3,815,439	$3,815,439

TOTAL INVESTMENTS–108.6% (cost $39,821,982)		42,906,764
Other assets less liabilities–(8.6)%		(3,409,240)

NET ASSETS–100.0%		$39,497,524

(a)	Non-income producing security.

(b)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

(d)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

Glossary:

ADR—American Depositary Receipt

See notes to financial statements.

5

SMALL CAP GROWTH PORTFOLIO
STATEMENT OF ASSETS & LIABILITIES
June 30, 2016 (unaudited)	AB Variable Products Series Fund

ASSETS
Investments in securities, at value
Unaffiliated issuers (cost $36,006,543)	$39,091,325	(a)
Affiliated issuers (cost $3,815,439—investment of cash collateral for securities loaned)	3,815,439
Receivable for investment securities sold	1,023,213
Dividends and interest receivable	17,138
Receivable for capital stock sold	10,410

Total assets	43,957,525

LIABILITIES
Payable for collateral received on securities loaned	3,815,439
Payable for capital stock redeemed	303,911
Payable for investment securities purchased	218,270
Advisory fee payable	24,749
Administrative fee payable	11,524
Distribution fee payable	3,720
Transfer Agent fee payable	112
Accrued expenses	82,276

Total liabilities	4,460,001

NET ASSETS	$39,497,524

COMPOSITION OF NET ASSETS
Capital stock, at par	$2,429
Additional paid-in capital	27,101,607
Accumulated net investment loss	(194,022)
Accumulated net realized gain on investment transactions	9,502,728
Net unrealized appreciation on investments	3,084,782

	$39,497,524

Net Asset Value Per Share—1 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value
A	$21,786,113	1,303,286	$16.72
B	$17,711,411	1,126,166	$15.73

(a)	Includes securities on loan with a value of $3,873,583 (see Note E).

See notes to financial statements.

6

SMALL CAP GROWTH PORTFOLIO
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2016 (unaudited)	AB Variable Products Series Fund

INVESTMENT INCOME
Dividends
Unaffiliated issuers	$79,993
Affiliated issuers	9,427
Interest	31
Securities lending income	31,069

120,520

EXPENSES
Advisory fee (see Note B)	146,369
Distribution fee—Class B	21,686
Transfer agency—Class A	1,378
Transfer agency—Class B	1,104
Custodian	52,713
Administrative	24,058
Audit and tax	19,321
Printing	19,139
Legal	14,938
Directors’ fees	10,665
Miscellaneous	2,413

Total expenses	313,784
Less: expenses waived and reimbursed by the Adviser (see Note E)	(113)

Net expenses	313,671

Net investment loss	(193,151)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized loss on investment transactions	(1,964,320)
Net change in unrealized appreciation/depreciation of investments	393,391

Net loss on investment transactions	(1,570,929)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$(1,764,080)

See notes to financial statements.

7

SMALL CAP GROWTH PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS	AB Variable Products Series Fund

	Six Months Ended June 30, 2016 (unaudited)		Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	$(193,151)		$(654,614)
Net realized gain (loss) on investment transactions	(1,964,320)		12,572,660
Net change in unrealized appreciation/depreciation of investments	393,391		(9,669,123)

Net increase (decrease) in net assets from operations	(1,764,080)		2,248,923
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain on investment transactions
Class A	–0	–	(4,652,679)
Class B	–0	–	(4,645,523)
CAPITAL STOCK TRANSACTIONS
Net decrease	(3,628,854)		(35,877,934)

Total decrease	(5,392,934)		(42,927,213)
NET ASSETS
Beginning of period	44,890,458		87,817,671

End of period (including accumulated net investment loss of ($194,022) and ($871), respectively)	$39,497,524		$44,890,458

See notes to financial statements.

8

SMALL CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2016 (unaudited)	AB Variable Products Series Fund

NOTE A: Significant Accounting Policies

The AB Small Cap Growth Portfolio (the “Portfolio”) is a series of AB Variable Products Series Fund, Inc. (the “Fund”). The Portfolio’s investment objective is long-term growth of capital. The Portfolio is diversified as defined under the Investment Company Act of 1940. The Fund was incorporated in the State of Maryland on November 17, 1987, as an open-end series investment company. The Fund offers sixteen separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio’s net asset value per share.

Effective February 1, 2013, the Portfolio was closed to new investments except that Contractholders of variable products with investment options that included the Portfolio as of January 31, 2013, may continue to purchase shares of the Portfolio in accordance with the procedures for the purchase of shares in the prospectus of the separate account in which they invest, including through reinvestment of dividends and capital gains distributions. Effective August 10, 2015, the Portfolio reopened to new investors.

The Portfolio may (i) make additional exceptions that, in the Adviser’s judgment, do not adversely affect the Adviser’s ability to manage the Portfolio; (ii) reject any investment or refuse any exception, including those detailed above, that the Adviser believes will adversely affect its ability to manage the Portfolio; and (iii) close and/or reopen the Portfolio to new or existing Contractholders at any time.

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, AllianceBernstein L.P. (the “Adviser”) will have discretion to determine the best valuation (e.g. last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Such factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services,

9

SMALL CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Portfolio may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Portfolio values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2016:

	Level 1		Level 2		Level 3		Total
Investments in Securities:
Assets:
Common Stocks(a)	$38,439,148		$–0	–	$–0	–	$38,439,148
Short-Term Investments	–0	–	652,177		–0	–	652,177
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	3,815,439		–0	–	–0	–	3,815,439

Total Investments in Securities	42,254,587		652,177		–0	–	42,906,764
Other Financial Instruments(b)	–0	–	–0	–	–0	–	–0	–

Total(c)	$42,254,587		$652,177		$–0	–	$42,906,764

(a)	See Portfolio of Investments for sector classifications.

(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.

(c)	There were no transfers between any levels during the reporting period.

10

AB Variable Products Series Fund

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Committee to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and processes at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolio’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolio’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Portfolio is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income.

11

SMALL CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

6. Class Allocations

All income earned and expenses incurred by the Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Fund are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B: Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Portfolio pays the Adviser an advisory fee at an annual rate of .75% of the first $2.5 billion, .65% of the next $2.5 billion and .60% in excess of $5 billion, of the Portfolio’s average daily net assets. The fee is accrued daily and paid monthly.

Pursuant to the investment advisory agreement, the Portfolio may reimburse the Adviser for certain legal and accounting services provided to the Portfolio by the Adviser. For the six months ended June 30, 2016, the reimbursement for such services amounted to $24,058.

The Portfolio compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation retained by ABIS amounted to $569 for the six months ended June 30, 2016.

Brokerage commissions paid on investment transactions for the six months ended June 30, 2016 amounted to $22,880, of which $4 and $0, respectively, was paid to Sanford C. Bernstein & Co. LLC and Sanford C. Bernstein Limited, affiliates of the Adviser.

NOTE C: Distribution Plan

The Portfolio has adopted a Distribution Plan (the “Plan”) for Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Portfolio pays distribution and servicing fees to AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, at an annual rate of up to .50% of the Portfolio’s average daily net assets attributable to Class B shares. The fees are accrued daily and paid monthly. The Board currently limits payments under the Plan to .25% of the Portfolio’s average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio’s Class B shares. Since the Distributor’s compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the “compensation” variety.

In the event that the Plan is terminated or not continued, no distribution or servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio’s shares.

NOTE D: Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2016 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$11,377,470		$15,905,649
U.S. government securities	–0	–	–0	–

12

AB Variable Products Series Fund

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$5,205,730
Gross unrealized depreciation	(2,120,948)

Net unrealized appreciation	$3,084,782

1. Derivative Financial Instruments

The Portfolio may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The Portfolio did not engage in derivatives transactions for the six months ended June 30, 2016.

2. Currency Transactions

The Portfolio may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Portfolio may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Portfolio may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Portfolio and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Portfolio may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E: Securities Lending

The Portfolio may enter into securities lending transactions. Under the Portfolio’s securities lending program, all loans of securities will be collateralized continually by cash. The Portfolio will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Portfolio in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. It is the policy of the Portfolio to receive collateral consisting of cash in an amount exceeding the value of the securities loaned. The Portfolio will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Portfolio amounts equal to any income or other distributions from the securities. The Portfolio will not have the right to vote on any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in AB Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Portfolio, and as approved by the Board. Prior to June 24, 2016, such cash collateral received was invested in AB Exchange Reserves. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. When the Portfolio lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. At June 30, 2016, the Portfolio had securities on loan with a value of $3,873,583 and had received cash collateral which has been invested into AB Government Money Market Portfolio of $3,815,439. The cash collateral will be adjusted on the next business day to maintain the required collateral amount. The Portfolio earned securities lending income of $31,069, $9,204 and $223 from the borrowers, AB Exchange Reserves and AB Government Money Market Portfolio, respectively, for the six months ended June 30, 2016; these amounts are reflected in the statement of operations. In connection with the cash collateral investment by the Portfolio in the AB Government Money Market Portfolio, the Adviser has agreed to waive a portion of management fee assessed by the AB Government Money Market Portfolio. For the six months ended June 30, 2016, such waiver amounted to $113. A principal risk of lending portfolio securities is that the borrower will fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the

13

SMALL CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

loaned securities. A summary of the Portfolio’s transactions in shares of AB Exchange Reserves for the period January 1, 2016 to June 23, 2016 is as follows:

Market Value December 31, 2015 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Transfer to AB Government Money Market Portfolio (000)	Market Value June 23, 2016 (000)
$6,123	$22,527	$23,332	$5,318	$0

A summary of the Portfolio’s transactions in shares of the AB Government Money Market Portfolio for the period June 24, 2016 to June 30, 2016 is as follows:

Market Value June 24, 2016 (000)	Transfer from AB Exchange Reserves (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value June 30, 2016 (000)
$0	$5,318	$277	$1,780	$3,815

NOTE F: Capital Stock

Each class consists of 500,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	SHARES			AMOUNT
	Six Months Ended June 30, 2016 (unaudited)		Year Ended December 31, 2015	Six Months Ended June 30, 2016 (unaudited)		Year Ended December 31, 2015
Class A
Shares sold	33,658		109,537	$523,288		$2,314,166
Shares issued in reinvestment of distributions	–0	–	250,009	–0	–	4,652,679
Shares redeemed	(176,700)		(251,352)	(2,788,809)		(5,082,439)

Net increase (decrease)	(143,042)		108,194	$(2,265,521)		$1,884,406

Class B
Shares sold	53,844		89,296	$800,982		$1,771,592
Shares issued in reinvestment of distributions	–0	–	264,702	–0	–	4,645,523
Shares redeemed	(145,626)		(2,124,812)	(2,164,315)		(44,179,455)

Net decrease	(91,782)		(1,770,814)	$(1,363,333)		$(37,762,340)

NOTE G: Risks Involved in Investing in the Portfolio

Capitalization Risk—Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

Derivatives Risk—The Portfolio may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Portfolio, and subject to counterparty risk to a greater degree than more traditional investments. Derivatives may result in significant losses, including losses that are far greater than the value of the derivatives reflected on the statement of assets and liabilities.

Indemnification Risk—In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Portfolio has not accrued any liability in connection with these indemnification provisions.

14

AB Variable Products Series Fund

NOTE H: Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $280 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the six months ended June 30, 2016.

NOTE I: Distributions to Shareholders

The tax character of distributions to be paid for the year ending December 31, 2016 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended December 31, 2015 and December 31, 2014 were as follows:

	2015	2014
Distributions paid from:
Net long-term capital gains	$9,298,202	$8,844,935

Total taxable distributions paid	$9,298,202	$8,844,935

As of December 31, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed net capital gain	$12,365,956
Unrealized appreciation/(depreciation)	1,791,613	(a)

Total accumulated earnings/(deficit)	$14,157,569

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

For tax purposes, net capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of December 31, 2015, the Portfolio did not have any capital loss carryforwards.

NOTE J: New Accounting Pronouncement

In May 2015, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2015-07 (the “ASU”) which removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient. The ASU also removes the requirement to make certain disclosures for investments that are eligible to be measured at fair value using the net asset value per share practical expedient but do not utilize that practical expedient. The ASU is effective for annual periods beginning after December 15, 2015 and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

NOTE K: Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Portfolio’s financial statements through this date.

15

SMALL CAP GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS	AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	CLASS A
	Six Months Ended June 30, 2016 (unaudited)		Year Ended December 31,
			2015	2014	2013	2012	2011
Net asset value, beginning of period	$17.31		$20.97	$23.47	$18.96	$17.09	$16.36

Income From Investment Operations
Net investment loss (a)	(.07	)(b)	(.19)	(.15)	(.21)	(.12)	(.15)
Net realized and unrealized gain (loss) on investment transactions	(.52)		.18	(.30)	8.30	2.69	.88

Net increase (decrease) in net asset value from operations	(.59)		(.01)	(.45)	8.09	2.57	.73

Less: Distributions
Distributions from net realized gain on investment transactions	–0	–	(3.65)	(2.05)	(3.58)	(.70)	–0	–

Net asset value, end of period	$16.72		$17.31	$20.97	$23.47	$18.96	$17.09

Total Return
Total investment return based on net asset value (c)	(3.41	)%*	(1.25)%*	(1.81)%*	45.66%*	15.02%	4.46	%*

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$21,787		$25,033	$28,055	$33,510	$27,479	$29,369
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.50	%^	1.31%	1.11%	1.17%	1.18%	1.18%
Expenses, before waivers/reimbursements	1.50	%^	1.31%	1.11%	1.17%	1.18%	1.18%
Net investment loss	(.88	)%^(b)	(.92)%	(.67)%	(.96)%	(.64)%	(.85)%
Portfolio turnover rate	29%		72%	84%	81%	105%	92%

See footnote summary on page 17.

16

AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	CLASS B
	Six Months Ended June 30, 2016 (unaudited)		Year Ended December 31,
			2015	2014	2013	2012	2011
Net asset value, beginning of period	$16.30		$20.00	$22.54	$18.36	$16.61	$15.94

Income From Investment Operations
Net investment loss (a)	(.08	)(b)	(.22)	(.19)	(.25)	(.16)	(.19)
Net realized and unrealized gain (loss) on investment transactions	(.49)		.17	(.30)	8.01	2.61	.86

Net increase (decrease) in net asset value from operations	(.57)		(.05)	(.49)	7.76	2.45	.67

Less: Distributions
Distributions from net realized gain on investment transactions	–0	–	(3.65)	(2.05)	(3.58)	(.70)	–0	–

Net asset value, end of period	$15.73		$16.30	$20.00	$22.54	$18.36	$16.61

Total Return
Total investment return based on net asset value (c)	(3.50	)%*	(1.53)%*	(2.08)%*	45.33%*	14.73%	4.20	%*

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$17,711		$19,857	$59,763	$38,128	$26,450	$29,665
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.75	%^	1.48%	1.34%	1.43%	1.43%	1.43%
Expenses, before waivers/reimbursements	1.75	%^	1.48%	1.34%	1.43%	1.43%	1.43%
Net investment loss	(1.13	)%^(b)	(1.10)%	(.89)%	(1.21)%	(.89)%	(1.11)%
Portfolio turnover rate	29%		72%	84%	81%	105%	92%

(a)	Based on average shares outstanding.

(b)	Net of expenses waived and reimbursed by the Adviser.

(c)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect (i) insurance company’s separate account related expense charges and (ii) the deductions of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

*	Includes the impact of proceeds received and credited to the Portfolio resulting from class action settlements, which enhanced the Portfolio’s performance for the six months ended June 30, 2016 and years ended December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2011 by 0.04%, 0.02%, 0.01%, 0.23% and 0.09%, respectively.

^	Annualized.

See notes to financial statements.

17

SMALL CAP GROWTH PORTFOLIO
CONTINUANCE DISCLOSURE	AB Variable Products Series Fund

INFORMATION REGARDING THE REVIEW AND APPROVAL OF THE FUND’S ADVISORY AGREEMENT

The disinterested directors (the “directors”) of AB Variable Products Series Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Small Cap Growth Portfolio (the “Fund”) at a meeting held on May 3-5, 2016 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed an independent evaluation prepared by the Company’s Senior Officer (who is also the Company’s Independent Compliance Officer) of the reasonableness of the advisory fee, in which the Senior Officer concluded that the contractual fee for the Fund was reasonable. The directors also discussed the proposed continuance in private sessions with counsel and the Company’s Senior Officer.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they receive presentations from the Adviser on the investment results of the Fund and review extensive materials and information presented by the Adviser.

The directors also considered all other factors they believed relevant, including the specific matters discussed below. In their deliberations, the directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Company’s Senior Officer. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues, expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2014 and 2015 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Company’s Senior Officer. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

18

AB Variable Products Series Fund

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of the Fund’s Class B shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an analytical service that is not affiliated with the Adviser, showing the performance of the Class A Shares of the Fund against a peer group and a peer universe selected by Broadridge, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended February 29, 2016 and (in the case of comparisons with the broad-based securities market index) the period since inception. Based on their review, and their discussion with the Adviser of the reasons for the Fund’s underperformance in certain periods, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate paid by the Fund to the Adviser and information prepared by Broadridge concerning advisory fee rates paid by other funds in the same Broadridge category as the Fund at a common asset level. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors considered the Fund’s contractual effective advisory fee rate against a peer group median and took into account the impact on the advisory fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year.

The directors also considered the Adviser’s fee schedule for institutional clients pursuing a similar investment style. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and the evaluation from the Company’s Senior Officer and noted the differences between the Fund’s fee schedule, on the one hand, and the institutional fee schedule and the schedule of fees charged to any offshore funds and any sub-advised funds, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors noted that the Adviser advises another AB Fund with a substantially similar investment style for the same fee schedule as the Fund.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to funds such as the Fund, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

The directors noted that the Fund may invest in shares of exchange-traded funds (“ETFs”), subject to the restrictions and limitations of the Investment Company Act of 1940 as these may be varied as a result of exemptive orders issued by the SEC. The directors also noted that ETFs pay advisory fees pursuant to their advisory contracts, and that the Adviser had provided, and they had reviewed, information about the expense ratios of the relevant ETFs. The directors concluded, based on the Adviser’s explanation of how it may use ETFs when they are the most cost-effective way to obtain desired exposures for a fund or to temporarily “equitize” cash inflows pending purchases of underlying securities, that the advisory fee for the Fund would be paid for services that would be in addition to, rather than duplicative of, the services provided under the advisory contracts of the ETFs.

The directors also considered the total expense ratio of the Class A shares of the Fund in comparison to a peer group and a peer universe selected by Broadridge. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s Broadridge category were

19

SMALL CAP GROWTH PORTFOLIO
CONTINUANCE DISCLOSURE
(continued)	AB Variable Products Series Fund

lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. After reviewing and discussing the Adviser’s explanations of the reasons that the Fund’s expense ratio was above the medians, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

20

SMALL CAP GROWTH PORTFOLIO
SENIOR OFFICER FEE EVALUATION	AB Variable Products Series Fund

THE FOLLOWING IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

SUMMARY OF SENIOR OFFICER’S EVALUATION OF INVESTMENT ADVISORY AGREEMENT1

The following is a summary of the evaluation of the Investment Advisory Agreement between AllianceBernstein L.P. (the “Adviser”) and the AB Variable Products Series Fund (the “Fund”), in respect of AB Small Cap Growth Portfolio (the “Portfolio”).2 The evaluation of the Investment Advisory Agreement was prepared by Philip L. Kirstein, the Senior Officer of the Fund, for the Directors of the Fund, as required by a September 2004 agreement between the Adviser and the New York State Attorney General (the “NYAG”). The Senior Officer’s evaluation of the Investment Advisory Agreement is not meant to diminish the responsibility or authority of the Board of Directors of the Fund to perform its duties pursuant to Section 15 of the Investment Company Act of 1940 (the “40 Act”) and applicable state law. The purpose of the summary is to provide shareholders with a synopsis of the independent evaluation of the reasonableness of the advisory fees proposed to be paid by the Portfolio which was provided to the Directors in connection with their review of the proposed approval of the continuance of the Investment Advisory Agreement. The Senior Officer’s evaluation considered the following factors:

1.	Advisory fees charged to institutional and other clients of the Adviser for like services;

2.	Advisory fees charged by other mutual fund companies for like services;

3.	Costs to the Adviser and its affiliates of supplying services pursuant to the advisory agreement, excluding any intra-corporate profit;

4.	Profit margins of the Adviser and its affiliates from supplying such services;

5.	Possible economies of scale as the Portfolio grows larger; and

6.	Nature and quality of the Adviser’s services including the performance of the Portfolio.

These factors, with the exception of the first factor, are generally referred to as the “Gartenberg factors,” which were articulated by the United States Court of Appeals for the Second Circuit in 1982. Gartenberg v. Merrill Lynch Asset Management, Inc., 694 F. 2d 923 (2d Cir. 1982). The first factor is an additional factor required to be considered by the AoD. On March 30, 2010, the Supreme Court held the Gartenberg decision was correct in its basic formulation of what Section 36(b) requires: to face liability under Section 36(b), “an investment adviser must charge a fee that is so disproportionately large that it bears no reasonable relationship to the services rendered and could not have been the product of arm’s length bargaining.”Jones v. Harris Associates L.P., 130 S. Ct. 1418 (2010). In the Jones decision, the Court stated the Gartenberg approach fully incorporates the correct understanding of fiduciary duty within the context of Section 36(b) and noted with approval that “Gartenberg insists that all relevant circumstances be taken into account” and “uses the range of fees that might result from arm’s-length bargaining as the benchmark for reviewing challenged fees.”3

PORTFOLIO ADVISORY FEES, NET ASSETS & EXPENSE RATIOS

The Adviser proposed that the Portfolio pays the advisory fee set forth in the table below for receiving the services to be provided pursuant to the Investment Advisory Agreement. The fee schedule below, implemented in January 2004 in consideration of the Adviser’s settlement with the NYAG in December 2003, is based on a master schedule that contemplates eight categories of funds with almost all funds in each category having the same advisory fee schedule.

Portfolio	Category	Advisory Fee Based on % of Average Daily Net Assets	Net Assets 3/31/16 ($MIL)
Small Cap Growth Portfolio	Growth	0.75% on first $2.5 billion 0.65% on next $2.5 billion 0.60% on the balance	$39.7

The Adviser is reimbursed as specified in the Investment Advisory Agreement for certain clerical, legal, accounting, administrative and other services provided to the Portfolio. During the Portfolio’s most recently completed fiscal year, the Adviser received $50,834 (0.079% of the Portfolio’s average daily net assets) for such services.

1	The information in the fee summary was completed on April 21, 2016 and discussed with the Board of Directors on May 3-5, 2016.

2	Future references to the Fund and the Portfolio do not include “AB.” References in the fee summary pertaining to performance and expense ratio rankings refer to the Class A shares of the Portfolio.

3	Jones v. Harris at 1427.

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SMALL CAP GROWTH PORTFOLIO
SENIOR OFFICER FEE EVALUATION
(continued)	AB Variable Products Series Fund

Set forth below are the Portfolio’s total expense ratios for the most recently completed fiscal year:

Portfolio	Total Expense Ratio	Fiscal Year
Small Cap Growth Portfolio	Class A 1.31%	December 31
Class B 1.48%

I. ADVISORY FEES CHARGED TO INSTITUTIONAL AND OTHER CLIENTS

The advisory fees charged to investment companies which the Adviser manages and sponsors are normally higher than those charged to similar sized institutional accounts, including pension plans and sub-advised investment companies. The fee differential reflects, among other things, different services provided to such clients, and different liabilities assumed. Services provided by the Adviser to the Portfolio that are not provided to non-investment company clients and sub-advised investment companies include providing office space and personnel to serve as Fund Officers, who among other responsibilities make the certifications required under the Sarbanes–Oxley Act of 2002, and coordinating with and monitoring the Portfolio’s third party service providers such as Fund counsel, auditors, custodians, transfer agents and pricing services. The accounting, administrative, legal and compliance requirements for the Portfolio are more costly than those for institutional assets due to the greater complexities and time required for investment companies, although as previously noted, the Adviser is reimbursed for providing some of these services. Also, retail mutual funds managed by the Adviser are widely held. Servicing the Portfolio’s investors is more time consuming and labor intensive compared to institutional clients since the Adviser needs to communicate with a more extensive network of financial intermediaries and shareholders. The Adviser also believes that it incurs substantial entrepreneurial risk when offering a new mutual fund, since establishing a new mutual fund requires a large upfront investment, and it may take a long time for the fund to achieve profitability since the fund must be priced to scale from inception in order to be competitive and assets are acquired one account at a time. In addition, managing the cash flow of an investment company may be more difficult than managing that of a stable pool of assets, such as an institutional account with little cash movement in either direction, particularly, if a fund is in net redemption and the Adviser is frequently forced to sell securities to raise cash for redemptions. However, managing a fund with positive cash flow may be easier at times than managing a stable pool of assets. In recent years, investment advisers have been sued by institutional clients and have suffered reputational damage both by the attendant publicity and outcomes other than complete victories. Accordingly, the legal and reputational risks associated with institutional accounts are greater than previously thought, although still not equal to those related to the mutual fund industry.

Notwithstanding the Adviser’s view that managing an investment company is not comparable to managing other institutional accounts because the services provided are different, the Supreme Court has indicated consideration should be given to the advisory fees charged to institutional accounts that have a substantially similar investment style as the Portfolio.4 In addition to the AB Institutional fee schedule, set forth below is what would have been the effective advisory fee of the Portfolio had the AB Institutional fee schedule been applicable to the Portfolio based on March 31, 2016 net assets:5

Portfolio	Net Assets 3/31/16 ($MIL)	AB Institutional Fee Schedule	Effective AB Inst. Adv. Fee	Portfolio Advisory Fee
Small Cap Growth Portfolio	$39.7	U.S. Small Cap Growth Schedule 1.00% on first $50m 0.85% on the next $50m 0.75% on the balance Minimum account size $25m	1.000%	0.750%

4	The Supreme Court stated that “courts may give such comparisons the weight that they merit in light of the similarities and differences between the services that the clients in question require, but the courts must be wary of inapt comparisons.” Among the significant differences the Supreme Court noted that may exist between services provided to mutual funds and institutional accounts are “higher marketing costs.” Jones v. Harris at 1428.

5	The Adviser has indicated that with respect to institutional accounts with assets greater than $300 million, it will negotiate a fee schedule. Discounts that are negotiated vary based upon each client relationship.

22

AB Variable Products Series Fund

The Adviser also manages AB Cap Fund, Inc.—Small Cap Growth Portfolio (“Cap Fund, Inc.—Small Cap Growth Portfolio”), a retail mutual fund, which has a substantially similar investment style as the Portfolio. Set forth below is the fee schedule of Cap Fund, Inc.—Small Cap Growth Portfolio. Since the Portfolio has an identical fee schedule to Cap Fund, Inc.—Small Cap Growth Portfolio, the effective fee of the Portfolio is the same as that of Cap Fund, Inc.—Small Cap Growth Portfolio.6

Portfolio	AB Mutual Fund	Fee Schedule	ABMF Effective Fee
Small-Cap Growth Portfolio	Cap Fund, Inc.—Small Cap Growth Portfolio	0.75% on first $2.5 billion 0.65% on next $2.5 billion 0.60% on the balance	0.750%

The Adviser provides sub-advisory services to certain other investment companies managed by other fund families. The Adviser charges the fees set forth below for the sub-advisory relationships that have a somewhat similar investment style as the Portfolio. Also shown are the Portfolio’s advisory fee and what would have been the effective advisory fees of the Portfolio had the fee schedules of the sub-advisory relationships been applicable to the Portfolio based on March 31, 2016 net assets.

Portfolio	Sub-Advised Fund	Fee Schedule	Effective Sub-Adv. Fee	Portfolio Adv. Fee
Small Cap Growth Portfolio	Client #1[7],[8]	0.60% on first $1 billion 0.55% on next $500 million 0.50% on next $500 million 0.45% on next $500 million 0.40% on the balance	0.600%	0.750%

	Client #2[7]	0.55% of average daily net assets	0.550%	0.750%

	Client #3	0.65% on 1st $25 million 0.60% on next $75 million 0.55% on the balance	0.631%	0.750%

	Client #4	0.45% of average daily net assets	0.450%	0.750%

It is fair to note that the services the Adviser provides pursuant to sub-advisory agreements are generally confined to the services related to the investment process; in other words, they are not as comprehensive as the services provided to the Portfolio by the Adviser. In addition, to the extent that certain of these sub-advisory relationships are with affiliates of the Adviser, the fee schedules may not reflect arm’s length bargaining or negotiations.

While it appears that the sub-advisory relationships are paying a lower fee than the Portfolio, it is difficult to evaluate the relevance of such lower fees due to differences in terms of the services provided, risks involved and other competitive factors between the Portfolio and the sub-advisory relationships. There could be various business reasons why an investment adviser would be willing to provide a sub-advisory relationship investment related services at a different fee level than an investment company it is sponsoring where the investment adviser is providing all the services, not just investment management, generally required by a registered investment company.

6	The retail mutual fund was also affected by the settlement between the Adviser and the NYAG. As a result, the Portfolio has an identical advisory fee schedule as the retail mutual fund.

7	The client is an affiliate of the Adviser.

8	Assets are aggregated with other client portfolios for purposes of calculating the investment advisory fee.

23

SMALL CAP GROWTH PORTFOLIO
SENIOR OFFICER FEE EVALUATION
(continued)	AB Variable Products Series Fund

II. MANAGEMENT FEES CHARGED BY OTHER MUTUAL FUND COMPANIES FOR LIKE SERVICES.

Broadridge Financial Solutions, Inc. (“Broadridge”), an analytical service that is not affiliated with the Adviser, compared the fees charged to the Portfolio with fees charged to other investment companies for similar services offered by other investment advisers.9,10 Broadridge’s analysis included the comparison of the Portfolio’s contractual management fee, estimated at the approximate current asset level of the Portfolio, to the median of the Portfolio’s Broadridge Expense Group (“EG”)11 and the Fund’s contractual management fee ranking.12

Broadridge describes an EG as a representative sample of comparable funds. Broadridge’s standard methodology for screening funds to be included in an EG entails the consideration of several fund criteria, including fund type, Lipper investment classification/objective, load type and similar 12b-1/non-12b-1 service fees, asset (size) comparability, expense components and attributes. An EG will typically consist of seven to twenty funds.

Portfolio	Contractual Management Fee (%)[13]	Broadridge EG Median (%)	Broadridge EG Rank
Small Cap Growth Portfolio	0.750	0.862	1/13

Broadridge also compared the Portfolio’s total expense ratio to the medians of the Portfolio’s EG and Broadridge Expense Universe (“EU”). The EU is a broader group compared to the EG, consisting of all funds that have the same investment classifications/objective and load type as the subject Portfolio.14

Portfolio	Expense Ratio (%)[15]	Broadridge EG Median (%)	Broadridge Group Rank	Broadridge EU Median (%)	Broadridge EU Rank
Small Cap Growth Portfolio	1.310	0.990	13/13	0.936	34/34

Based on this analysis, the Portfolio has a more favorable ranking on contractual management fee basis than they do on a total expense ratio basis.

III. COSTS TO THE ADVISER AND ITS AFFILIATES OF SUPPLYING SERVICES PURSUANT TO THE ADVISORY FEE ARRANGEMENT, EXCLUDING ANY INTRA-CORPORATE PROFIT.

The Adviser utilizes two profitability reporting systems, which operate independently but are aligned with each other, to estimate the Adviser’s profitability in connection with investment advisory services provided to the Portfolio. The Senior Officer has retained a consultant to provide independent advice regarding the alignment of the two profitability systems as well as the methodologies and allocations utilized by both profitability systems.

9	The Supreme Court cautioned against accepting mutual fund fee comparisons without careful scrutiny since “these comparisons are problematic because these fees, like those challenged, may not be the product of negotiations conducted at arm’s length.” Jones v. Harris at 1429.

10	On June 5, 2015, Broadridge acquired the Fiduciary Services and Competitive Intelligence unit, i.e., the group responsible for providing the Portfolio’s 15(c) reports, from Thomson Reuters’ Lipper division. The group that maintains Lipper’s expense and performance databases and investment classification/objective remains a part of Thomson Reuters’ Lipper division. Accordingly, the Portfolio’s investment classification/objective continued to be determined by Lipper.

11	Broadridge does not consider average account size when constructing EGs. Funds with relatively small average account sizes tend to have higher transfer agent expense ratios than comparable sized funds that have relatively large average account sizes. There are limitations to Lipper expense category data because different funds categorize expenses differently.

12	The contractual management fee is calculated by Broadridge using the Portfolio’s contractual management fee rate at the hypothetical asset level. The hypothetical asset level is based on the combined net assets of all classes of the Portfolio, rounded up to the next $25 million. Broadridge’s total expense ratio information is based on the most recent annual report except as otherwise noted. A ranking of “1” would mean that Portfolio had the lowest effective fee rate in the Broadridge peer group.

13	The contractual management fee does not reflect any expense reimbursements made by the Portfolio to the Adviser for certain clerical, legal, accounting, administrative and other services.

14	Except for asset (size) comparability, Broadridge uses the same criteria for selecting an EG when selecting an EU. Unlike the EG, the EU allows for the same adviser to be represented by more than just one fund.

15	Most recently completed fiscal year end Class A total expense ratio.

24

AB Variable Products Series Fund

IV. PROFIT MARGINS OF THE ADVISER AND ITS AFFILIATES FOR SUPPLYING SUCH SERVICES.

The Portfolio’s profitability information, prepared by the Adviser for the Board of Directors, was reviewed by the Senior Officer and the consultant. The Adviser’s profitability from providing investment advisory services to the Portfolio increased during calendar year 2015, relative to 2014.

In addition to the Adviser’s direct profits from managing the Portfolio, certain of the Adviser’s affiliates have business relationships with the Portfolio and may earn a profit from providing other services to the Portfolio. The courts have referred to this type of business opportunity as “fall-out benefits” to the Adviser and indicated that such benefits should be factored into the evaluation of the total relationship between the Portfolio and the Adviser. Neither case law nor common business practice precludes the Adviser’s affiliates from earning a reasonable profit on this type of relationship provided the affiliates’ charges and services are competitive. These affiliates provide transfer agent, distribution and brokerage related services to the Portfolio and receive transfer agent fees, Rule 12b-1 payments, and brokerage commissions. In addition, the Adviser benefits from soft dollar arrangements which offset expenses the Adviser would otherwise incur.

The Portfolio has adopted a distribution plan for Class B shares pursuant to Rule 12b-1 under the 40 Act. Under the distribution plan, the Portfolio pays distribution and servicing fees to its principal underwriter, AllianceBernstein Investments, Inc. (“ABI”), the Portfolio’s distributor and an affiliate of the Adviser, at an annual rate of up to 0.50% of the Portfolio’s average daily net assets attributable to Class B shares. The current annual rate that the Portfolio pays to ABI for 12b-1 fees is 0.25%. During the fiscal year ended December 31, 2015, ABI received $91,109 in Rule 12b-1 fees.

During the fiscal year ended December 31, 2015, the Adviser incurred distribution expenses in the amount of $203,086 in connection with activities primarily intended to result in the sale of the Portfolio’s Class B shares. This expense amount incurred by ABI is partially offset by the 12b-1 fees paid by the Portfolio.

Financial intermediaries, such as insurers, market and sell shares of the Portfolio and typically receive compensation from ABI, the Advisers and/or the Portfolio for selling shares of the Portfolio. These financial intermediaries receive compensation in any or all of the following forms: 12b-1 fees, defrayal of costs for educational seminars and training, additional distribution support, recordkeeping and/or administrative services. Payments related to providing contract-holder recordkeeping and/or administrative services will generally not exceed 0.35% of the average daily net assets of the Portfolio attributable to the relevant intermediary over the year. With respect to the Fund, which includes the Portfolio and other Portfolios of the Fund not discussed in this summary, ABI paid approximately $400,000 in 2015 and expects to pay approximately $450,000 in 2016 for educational support and distribution assistance (revenue sharing payments).

The transfer agent of the Portfolio is AllianceBernstein Investor Services, Inc. (“ABIS”). During the most recently completed fiscal year, ABIS received a fee of $1,262 from the Portfolio.16

The Portfolio effected brokerage transactions through the Adviser’s affiliate, Sanford C. Bernstein & Co., LLC (“SCB & Co.”) and/or its U.K. affiliate, Sanford C. Bernstein Limited (“SCB Ltd.”), collectively “SCB,” and paid commissions during the Portfolio’s most recently completed fiscal year. The Adviser represented that SCB’s profitability from business conducted with the Portfolio is comparable to the profitability of SCB’s dealings with other similar third party clients. In the ordinary course of business, SCB receives and pays liquidity rebates from electronic communications networks (“ECNs”) derived from trading for its clients. These credits and charges are not being passed onto any SCB client. The Adviser also receives certain soft dollar benefits from brokers that execute agency trades for the Portfolio and other clients. These soft dollar benefits reduce the Adviser’s cost of doing business and increase its profitability.

V. POSSIBLE ECONOMIES OF SCALE

The Adviser has indicated that economies of scale are being shared with shareholders through pricing to scale, breakpoints, fee reductions/waivers and enhancement to services.

In May 2012, an independent consultant, retained by the Senior Officer, provided the Board of Directors information on the Adviser’s firm-wide average costs from 2005 through 2011 and the potential economies of scale. The independent consultant noted that from 2005 through 2007 the Adviser experienced significant growth in assets under management (“AUM”). During this period, operating expenses increased, in part to keep up with growth, and in part reflecting market returns. However, from 2008 through the first quarter of 2009, AUM rapidly and significantly decreased due to declines in market value and client withdrawals. When AUM rapidly decreased, some operating expenses categories, including base

16	The Fund, which includes the Portfolio and other Portfolios of the Fund paid ABIS a fee of $18,000 in 2015.

25

SMALL CAP GROWTH PORTFOLIO
SENIOR OFFICER FEE EVALUATION
(continued)	AB Variable Products Series Fund

compensation and office space, adjusted more slowly during this period, resulting in an increase in average costs. Since 2009, AUM has experienced less significant changes. The independent consultant noted that changes in operating expenses reflect changes in business composition and business practices in response to changes in financial markets. Finally, the independent consultant concluded that the increase in average cost and the decline in net operating margin across the Adviser since late 2008 are inconsistent with the view that there are currently reductions in average costs due to economies of scale that can be shared with the AB Mutual Funds managed by the Adviser through lower fees.

In February 2008, the independent consultant provided the Board of Directors an update of Deli’s study on advisory fees and various fund characteristics.17,18 The independent consultant first reiterated the results of his previous two dimensional comparison analysis (fund size and family size) with the Board of Directors.19 The independent consultant then discussed the results of the regression model that was utilized to study the effects of various factors on advisory fees. The regression model output indicated that the bulk of the variation in fees predicted were explained by various factors, but substantially by fund AUM, family AUM, index fund indicator and investment style. The independent consultant also compared the advisory fees of the AB Mutual Funds to similar funds managed by 19 other large asset managers, regardless of the fund size and each Adviser’s proportion of mutual fund assets to non-mutual fund assets.

VI. NATURE AND QUALITY OF THE ADVISER’S SERVICES, INCLUDING THE PERFORMANCE OF THE PORTFOLIO

With assets under management of approximately $479 billion as of March 31, 2016, the Adviser has the investment experience to manage and provide non-investment services (described in Section I) to the Portfolio.

The information prepared by Broadridge shows the 1, 3, 5 and 10 year performance returns and rankings of the Portfolio20 relative to its Broadridge Performance Group (“PG”) and Broadridge Performance Universe (“PU”)21 for the periods ended February 29, 2016.22

	Portfolio (%)	PG Median (%)	PU Median (%)	PG Rank	PU Rank
Small Cap Growth Portfolio
1 year	–19.21	–17.98	–15.74	9/13	30/39
3 year	4.60	7.46	6.50	7/11	25/36
5 year	6.28	6.36	6.63	7/11	19/34
10 year	5.86	6.26	5.86	6/9	16/31

17	The Deli study, originally published in 2002 based on 1997 data and updated for the February 2008 Presentation, may be of diminished value due to the age of the data used in the presentation and the changes experienced in the industry over the last four years. Source: Deli, Daniel N. “Mutual Fund Advisory Contracts: An Empirical Investigation.” Journal of Finance, 57(1): 109-133 (2002).

18	As mentioned previously, the Supreme Court cautioned against accepting mutual fund fee comparisons without careful scrutiny since the fees may not be the product of negotiations conducted at arm’s length. See Jones V. Harris at 1429.

19	The two dimensional analysis showed patterns of lower advisory fees for funds with larger asset sizes and funds from larger family sizes compared to funds with smaller asset sizes and funds from smaller family sizes, which according to the independent consultant is indicative of a sharing of economies of scale and scope. However, in less liquid and active markets, such is not the case, as the empirical analysis showed potential for diseconomies of scale in those markets. The empirical analysis also showed diminishing economies of scale and scope as funds surpassed a certain high level of assets.

20	The performance rankings are for the Class A shares of the Portfolio. The Portfolio’s performance returns shown were provided by Broadridge.

21	The Portfolio’s PG is identical to the Portfolio’s respective EG. The Portfolio’s PU is not identical to the Portfolio’s EU as the criteria for including/excluding a fund from a PU is somewhat different from that of an EU.

22	The current Lipper investment classification/objective dictates the PG and PU throughout the life of the fund even if a fund had a different investment classification/objective at a different point in time.

26

AB Variable Products Series Fund

Set forth below are the 1, 3, 5, 10 year and since inception performance returns of the Portfolio (in bold)23 versus its benchmark.24 Portfolio and benchmark volatility and reward-to-variability ratio (“Sharpe Ratio”) information is also shown.25

	Periods Ending February 29, 2016 Annualized Performance
	1 Year (%)	3 Year (%)	5 Year (%)	10 Year (%)	Since Inception (%)	Annualized		Risk Period (Year)
						Volatility (%)	Sharpe (%)
Small Cap Growth Portfolio	–19.22	4.60	6.28	5.86	5.32	21.45	0.32	10
Russell 2000 Growth Index	–16.65	7.05	6.90	5.72	5.66	19.45	0.37	10
Inception Date: August 5, 1996

CONCLUSION:

Based on the factors discussed above the Senior Officer’s conclusion is that the proposed advisory fee for the Portfolio is reasonable and within the range of what would have been negotiated at arm’s-length in light of all the surrounding circumstances. The Senior Officer noted that the Portfolio had a relatively high total expense ratio compared to its Broadridge peers, and recommended that the Directors consider discussing with the Adviser possible actions to reduce the Portfolio’s total expense ratio. This conclusion in respect of the Portfolio is based on an evaluation of all of these factors and no single factor was dispositive.

Dated: June 2, 2016

23	The performance returns and risk measures shown in the table are for the Class A shares of the Portfolio.

24	The Adviser provided Portfolio and benchmark performance return information for periods through February 29, 2016.

25	Portfolio and benchmark volatility and Sharpe Ratio information was obtained through Lipper LANA, a database maintained by Lipper. Volatility is a statistical measure of the tendency of a market price or yield to vary over time. The Sharpe Ratio is a risk adjusted measure of return that divides a portfolio’s return in excess of the riskless return by the portfolio’s standard deviation. A portfolio with a greater volatility would be viewed as more risky than a portfolio with equivalent performance but lower volatility; for that reason, a greater return would be demanded for the more risky portfolio. A portfolio with a higher Sharpe Ratio would be viewed as better performing than a portfolio with a lower Sharpe Ratio.

27

VPS-SCG-0152-0616

JUN    06.30.16

SEMI-ANNUAL REPORT

AB VARIABLE PRODUCTS

SERIES FUND, INC.

+	SMALL/MID CAP VALUE PORTFOLIO

Investment Products Offered

➢	Are Not FDIC Insured
➢	May Lose Value
➢	Are Not Bank Guaranteed

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

SMALL/MID CAP VALUE PORTFOLIO
EXPENSE EXAMPLE (unaudited)	AB Variable Products Series Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. The estimate of expenses does not include fees or other expenses of any variable insurance product. If such expenses were included, the estimate of expenses you paid during the period would be higher and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The estimate of expenses does not include fees or other expenses of any variable insurance product. If such expenses were included, the estimate of expenses you paid during the period would be higher and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of each class’ table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,054.40	$4.24	0.83%
Hypothetical (5% annual return before expenses)	$1,000	$1,020.74	$4.17	0.83%

Class B
Actual	$1,000	$1,053.10	$5.51	1.08%
Hypothetical (5% annual return before expenses)	$1,000	$1,019.49	$5.42	1.08%

*	Expenses are equal to each classes’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

1

SMALL/MID CAP VALUE PORTFOLIO
TEN LARGEST HOLDINGS*
June 30, 2016 (unaudited)	AB Variable Products Series Fund

COMPANY	U.S. $ VALUE	PERCENT OF NET ASSETS
Southwest Gas Corp.	$10,322,030	1.8%
Westar Energy, Inc.	9,701,046	1.6
Gramercy Property Trust	9,486,034	1.6
Gulfport Energy Corp.	9,253,585	1.6
QEP Resources, Inc.	9,246,583	1.6
Ingredion, Inc.	9,092,864	1.5
Helmerich & Payne, Inc.	8,906,137	1.5
NCR Corp.	8,787,261	1.5
Oshkosh Corp.	8,761,464	1.5
Booz Allen Hamilton Holding Corp.	8,737,872	1.5

	$92,294,876	15.7%

SECTOR BREAKDOWN†

June 30, 2016 (unaudited)

SECTOR	U.S. $ VALUE	PERCENT OF TOTAL INVESTMENTS
Financials	$129,653,565	22.4%
Consumer Discretionary	109,478,549	18.9
Information Technology	106,025,717	18.3
Industrials	91,279,275	15.8
Energy	47,104,101	8.2
Utilities	28,683,903	5.0
Health Care	26,814,181	4.6
Materials	17,584,890	3.0
Consumer Staples	9,092,864	1.6
Short-Term Investments	12,788,397	2.2

Total Investments	$578,505,442	100.0%

*	Long-term investments.

†	The Portfolio’s sector breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market. These sector classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Portfolio’s prospectus.

2

SMALL/MID CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2016 (unaudited)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

COMMON STOCKS–96.1%

FINANCIALS–22.0%
BANKS–9.0%
Associated Banc-Corp.	328,170	$5,628,115
Comerica, Inc.	185,020	7,609,873
First Niagara Financial Group, Inc.	357,060	3,477,764
Fulton Financial Corp.	407,060	5,495,310
Huntington Bancshares, Inc./OH	864,000	7,724,160
Synovus Financial Corp.	162,650	4,715,224
Texas Capital Bancshares, Inc.(a)	99,470	4,651,217
Webster Financial Corp.	186,362	6,326,990
Zions Bancorporation	299,900	7,536,487

		53,165,140

CONSUMER FINANCE–0.6%
OneMain Holdings, Inc.(a)	152,820	3,487,352

INSURANCE–7.1%
American Financial Group, Inc./OH	96,180	7,110,587
CNO Financial Group, Inc.	228,440	3,988,562
First American Financial Corp.	202,270	8,135,300
Hanover Insurance Group, Inc. (The)	82,020	6,940,532
Reinsurance Group of America, Inc.–Class A	74,840	7,258,732
Validus Holdings Ltd.	176,922	8,596,640

		42,030,353

REAL ESTATE INVESTMENT TRUSTS (REITs)–4.0%
DDR Corp.	304,750	5,528,165
Gramercy Property Trust	1,028,854	9,486,034
Mid-America Apartment Communities, Inc.	80,270	8,540,728

		23,554,927

THRIFTS & MORTGAGE FINANCE–1.3%
Essent Group Ltd.(a)	340,018	7,415,793

		129,653,565

CONSUMER DISCRETIONARY–18.6%
AUTO COMPONENTS–2.6%
Dana Holding Corp.	400,260	4,226,746
Lear Corp.	55,910	5,689,401
Tenneco, Inc.(a)	118,530	5,524,683

		15,440,830

DIVERSIFIED CONSUMER SERVICES–0.6%
Sotheby’s(b)	137,985	3,780,789

HOTELS, RESTAURANTS & LEISURE–2.2%
Bloomin’ Brands, Inc.	448,679	8,017,894
Brinker International, Inc.	112,464	5,120,486

		13,138,380

HOUSEHOLD DURABLES–3.2%
Helen of Troy Ltd.(a)	47,090	$4,842,736
Meritage Homes Corp.(a)	166,740	6,259,420
PulteGroup, Inc.	379,560	7,397,624

		18,499,780

INTERNET & CATALOG RETAIL–0.9%
Shutterfly, Inc.(a)	112,630	5,249,684

MEDIA–2.3%
Regal Entertainment Group–Class A(b)	330,850	7,291,934
Scholastic Corp.	150,930	5,978,337

		13,270,271

MULTILINE RETAIL–1.2%
Big Lots, Inc.	143,170	7,174,249

SPECIALTY RETAIL–4.4%
Caleres, Inc.	218,770	5,296,422
Children’s Place, Inc. (The)	106,529	8,541,495
Michaels Cos., Inc. (The)(a)	254,040	7,224,898
Office Depot, Inc.(a)	1,435,810	4,752,531

		25,815,346

TEXTILES, APPAREL & LUXURY GOODS–1.2%
Crocs, Inc.(a)	630,250	7,109,220

		109,478,549

INFORMATION TECHNOLOGY–18.0%
COMMUNICATIONS EQUIPMENT–3.0%
Finisar Corp.(a)	442,330	7,745,198
Infinera Corp.(a)	332,920	3,755,338
Polycom, Inc.(a)	528,180	5,942,025

		17,442,561

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS–5.2%
Anixter International, Inc.(a)	135,550	7,222,104
CDW Corp./DE	177,710	7,122,617
Keysight Technologies, Inc.(a)	214,280	6,233,405
TTM Technologies, Inc.(a)	507,579	3,822,070
Vishay Intertechnology, Inc.	516,600	6,400,674

		30,800,870

IT SERVICES–3.5%
Amdocs Ltd.	135,630	7,828,563
Booz Allen Hamilton Holding Corp.	294,800	8,737,872
Genpact Ltd.(a)	139,740	3,750,622

		20,317,057

3

SMALL/MID CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT–3.6%
Advanced Micro Devices, Inc.(a)(b)	550,350	$2,828,799
Cypress Semiconductor Corp.(b)	770,940	8,133,417
Lam Research Corp.(b)	41,430	3,482,606
Qorvo, Inc.(a)	126,180	6,972,707

		21,417,529

SOFTWARE–1.2%
Verint Systems, Inc.(a)	219,150	7,260,439

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS–1.5%
NCR Corp.(a)	316,430	8,787,261

		106,025,717

INDUSTRIALS–15.5%
AEROSPACE & DEFENSE–2.0%
B/E Aerospace, Inc.	145,900	6,736,933
Esterline Technologies Corp.(a)	81,610	5,063,084

		11,800,017

AIRLINES–0.4%
SkyWest, Inc.	93,791	2,481,710

COMMERCIAL SERVICES & SUPPLIES–1.3%
ABM Industries, Inc.	206,370	7,528,378

CONSTRUCTION & ENGINEERING–5.0%
AECOM(a)	254,355	8,080,858
EMCOR Group, Inc.	127,740	6,292,472
Granite Construction, Inc.	80,860	3,683,173
Quanta Services, Inc.(a)	306,470	7,085,587
Tutor Perini Corp.(a)	177,760	4,186,248

		29,328,338

ELECTRICAL EQUIPMENT–0.7%
Regal Beloit Corp.	79,640	4,384,182

MACHINERY–2.5%
ITT, Inc.	185,360	5,927,813
Oshkosh Corp.	183,640	8,761,464

		14,689,277

ROAD & RAIL–1.5%
Ryder System, Inc.	72,620	4,439,987
Werner Enterprises, Inc.	181,980	4,180,080

		8,620,067

TRADING COMPANIES & DISTRIBUTORS–2.1%
MRC Global, Inc.(a)	614,750	8,735,598
WESCO International, Inc.(a)	72,086	3,711,708

		12,447,306

		91,279,275

ENERGY–8.0%
ENERGY EQUIPMENT & SERVICES–3.8%
Helmerich & Payne, Inc.(b)	132,670	$8,906,137
Oil States International, Inc.(a)	195,070	6,413,901
RPC, Inc.(a)(b)	451,430	7,010,708

		22,330,746

OIL, GAS & CONSUMABLE FUELS–4.2%
Gulfport Energy Corp.(a)	296,020	9,253,585
QEP Resources, Inc.	524,480	9,246,583
Synergy Resources Corp.(a)	941,920	6,273,187

		24,773,355

		47,104,101

UTILITIES–4.9%
ELECTRIC UTILITIES–3.1%
PNM Resources, Inc.	244,380	8,660,827
Westar Energy, Inc.	172,955	9,701,046

		18,361,873

GAS UTILITIES–1.8%
Southwest Gas Corp.	131,140	10,322,030

		28,683,903

HEALTH CARE–4.6%
HEALTH CARE PROVIDERS & SERVICES–3.4%
LifePoint Health, Inc.(a)	99,525	6,505,949
Molina Healthcare, Inc.(a)	146,880	7,329,312
WellCare Health Plans, Inc.(a)	55,070	5,907,910

		19,743,171

LIFE SCIENCES TOOLS & SERVICES–1.2%
ICON PLC(a)	101,000	7,071,010

		26,814,181

MATERIALS–3.0%
CHEMICALS–1.7%
A. Schulman, Inc.	72,936	1,781,097
Huntsman Corp.	397,790	5,350,276
Ingevity Corp.(a)	75,654	2,575,262

		9,706,635

CONTAINERS & PACKAGING–1.3%
Graphic Packaging Holding Co.	628,250	7,878,255

		17,584,890

CONSUMER STAPLES–1.5%
FOOD PRODUCTS–1.5%
Ingredion, Inc.	70,264	9,092,864

Total Common Stocks (cost $503,444,951)		565,717,045

	Principal Amount (000)
SHORT-TERM INVESTMENTS–2.2%
TIME DEPOSIT–2.2%
State Street Time Deposit 0.01%, 7/01/16 (cost $12,788,397)	$12,788	12,788,397

4

AB Variable Products Series Fund

Company	Shares	U.S. $ Value

Total Investments Before Security Lending Collateral for Securities Loaned–98.3% (cost $516,233,348)		$578,505,442

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED–6.6%
INVESTMENT COMPANIES–6.6%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 0.25%(c)(d) (cost $39,002,562)	39,002,562	39,002,562

TOTAL INVESTMENTS–104.9% (cost $555,235,910)		617,508,004
Other assets less liabilities–(4.9)%		(29,085,288)

NET ASSETS–100.0%		$588,422,716

(a)	Non-income producing security.

(b)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

(d)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

See notes to financial statements.

5

SMALL/MID CAP VALUE PORTFOLIO
STATEMENT OF ASSETS & LIABILITIES
June 30, 2016 (unaudited)	AB Variable Products Series Fund

ASSETS
Investments in securities, at value
Unaffiliated issuers (cost $516,233,348)	$578,505,442	(a)
Affiliated issuers (cost $39,002,562—investment of cash collateral for securities loaned)	39,002,562
Receivable for investment securities sold	12,252,229
Receivable for capital stock sold	3,459,641
Dividends and interest receivable	740,654

Total assets	633,960,528

LIABILITIES
Payable for collateral received on securities loaned	39,002,562
Payable for investment securities purchased	5,813,567
Advisory fee payable	364,829
Payable for capital stock redeemed	156,050
Distribution fee payable	80,867
Administrative fee payable	11,524
Transfer Agent fee payable	112
Accrued expenses	108,301

Total liabilities	45,537,812

NET ASSETS	$588,422,716

COMPOSITION OF NET ASSETS
Capital stock, at par	$32,484
Additional paid-in capital	480,619,460
Undistributed net investment income	4,254,724
Accumulated net realized gain on investment transactions	41,243,954
Net unrealized appreciation on investments	62,272,094

	$588,422,716

Net Asset Value Per Share—1 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value
A	$197,206,792	10,817,415	$18.23
B	$391,215,924	21,666,605	$18.06

(a)	Includes securities on loan with a value of $39,267,139 (see Note E).

See notes to financial statements.

6

SMALL/MID CAP VALUE PORTFOLIO
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2016 (unaudited)	AB Variable Products Series Fund

INVESTMENT INCOME
Dividends
Unaffiliated issuers	$4,220,026
Affiliated issuers	42,947
Interest	569
Securities lending income	72,811

4,336,353

EXPENSES
Advisory fee (see Note B)	2,113,770
Distribution fee—Class B	470,366
Transfer agency—Class A	1,195
Transfer agency—Class B	2,399
Custodian	64,003
Printing	54,807
Legal	25,446
Administrative	24,058
Audit and tax	21,357
Directors’ fees	10,665
Miscellaneous	10,076

Total expenses	2,798,142
Less: expenses waived and reimbursed by the Adviser (see Note E)	(785)

Net expenses	2,797,357

Net investment income	1,538,996

REALIZED AND UNREALIZED GAIN ON INVESTMENT TRANSACTIONS
Net realized gain on investment transactions	7,801,065
Net change in unrealized appreciation/depreciation of investments	20,130,814

Net gain on investment transactions	27,931,879

NET INCREASE IN NET ASSETS FROM OPERATIONS	$29,470,875

See notes to financial statements.

7

SMALL/MID CAP VALUE PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS	AB Variable Products Series Fund

	Six Months Ended June 30, 2016 (unaudited)		Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1,538,996		$2,465,450
Net realized gain on investment transactions	7,801,065		35,036,368
Net change in unrealized appreciation/depreciation of investments	20,130,814		(72,068,219)

Net increase (decrease) in net assets from operations	29,470,875		(34,566,401)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income
Class A	–0	–	(1,618,764)
Class B	–0	–	(2,200,891)
Net realized gain on investment transactions
Class A	–0	–	(32,902,934)
Class B	–0	–	(67,713,766)
CAPITAL STOCK TRANSACTIONS
Net increase (decrease)	(19,310,967)		58,207,721

Total increase (decrease)	10,159,908		(80,795,035)
NET ASSETS
Beginning of period	578,262,808		659,057,843

End of period (including undistributed net investment income of $4,254,724 and $2,715,728, respectively)	$588,422,716		$578,262,808

See notes to financial statements.

8

SMALL/MID CAP VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2016 (unaudited)	AB Variable Products Series Fund

NOTE A: Significant Accounting Policies

The AB Small/Mid Cap Value Portfolio (the “Portfolio”) is a series of AB Variable Products Series Fund, Inc. (the “Fund”). The Portfolio’s investment objective is long-term growth of capital. The Portfolio is diversified as defined under the Investment Company Act of 1940. The Fund was incorporated in the State of Maryland on November 17, 1987, as an open-end series investment company. The Fund offers sixteen separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio’s net asset value per share.

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, AllianceBernstein L.P. (the “Adviser”) will have discretion to determine the best valuation (e.g. last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Such factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Portfolio may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Portfolio values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign

9

SMALL/MID CAP VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2016:

	Level 1		Level 2		Level 3		Total
Investments in Securities:
Assets:
Common Stocks(a)	$565,717,045		$–0	–	$–0	–	$565,717,045
Short-Term Investments	–0	–	12,788,397		–0	–	12,788,397
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	39,002,562		–0	–	–0	–	39,002,562

Total Investments in Securities	604,719,607		12,788,397		–0	–	617,508,004
Other Financial Instruments(b)	–0	–	–0	–	–0	–	–0	–

Total(c)	$604,719,607		$12,788,397		$–0	–	$617,508,004

(a)	See Portfolio of Investments for sector classifications.

(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.

(c)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

10

AB Variable Products Series Fund

The Adviser established the Committee to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and processes at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolio’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolio’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Portfolio is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income.

6. Class Allocations

All income earned and expenses incurred by the Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Fund are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

11

SMALL/MID CAP VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B: Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Portfolio pays the Adviser an advisory fee at an annual rate of .75% of the first $2.5 billion, ..65% of the next $2.5 billion and .60% in excess of $5 billion, of the Portfolio’s average daily net assets. The fee is accrued daily and paid monthly. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis (the “Expense Caps”) to 1.20% and 1.45% of daily average net assets for Class A and Class B shares, respectively. For the six months ended June 30, 2016, there were no expenses waived by the Adviser.

Pursuant to the investment advisory agreement, the Portfolio may reimburse the Adviser for certain legal and accounting services provided to the Portfolio by the Adviser. For the six months ended June 30, 2016, the reimbursement for such services amounted to $24,058.

The Portfolio compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation retained by ABIS amounted to $569 for the six months ended June 30, 2016.

Brokerage commissions paid on investment transactions for the six months ended June 30, 2016 amounted to $372,691, of which $0 and $0, respectively, was paid to Sanford C. Bernstein & Co. LLC and Sanford C. Bernstein Limited, affiliates of the Adviser.

NOTE C: Distribution Plan

The Portfolio has adopted a Distribution Plan (the “Plan”) for Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Portfolio pays distribution and servicing fees to AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, at an annual rate of up to .50% of the Portfolio’s average daily net assets attributable to Class B shares. The fees are accrued daily and paid monthly. The Board currently limits payments under the Plan to .25% of the Portfolio’s average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio’s Class B shares. Since the Distributor’s compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the “compensation” variety.

In the event that the Plan is terminated or not continued, no distribution or servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio’s shares.

NOTE D: Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2016 were as follows:

	Purchases	Sales
Investment securities (excluding U.S. government securities)	$168,028,085	$197,436,895

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$87,826,795
Gross unrealized depreciation	(25,554,701)

Net unrealized appreciation	$62,272,094

12

AB Variable Products Series Fund

1. Derivative Financial Instruments

The Portfolio may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The Portfolio did not engage in derivatives transactions for the six months ended June 30, 2016.

2. Currency Transactions

The Portfolio may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Portfolio may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Portfolio may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Portfolio and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Portfolio may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E: Securities Lending

The Portfolio may enter into securities lending transactions. Under the Portfolio’s securities lending program, all loans of securities will be collateralized continually by cash. The Portfolio will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Portfolio in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. It is the policy of the Portfolio to receive collateral consisting of cash in an amount exceeding the value of the securities loaned. The Portfolio will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Portfolio amounts equal to any income or other distributions from the securities. The Portfolio will not have the right to vote on any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in AB Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Portfolio, and as approved by the Board. Prior to June 24, 2016, such cash collateral received was invested in AB Exchange Reserves. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. When the Portfolio lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. At June 30, 2016, the Portfolio had securities on loan with a value of $39,267,139 and had received cash collateral which has been invested into AB Government Money Market Portfolio of $39,002,562. The cash collateral will be adjusted on the next business day to maintain the required collateral amount. The Portfolio earned securities lending income of $72,811, $41,319 and $1,628 from the borrowers, AB Exchange Reserves and AB Government Money Market Portfolio, respectively, for the six months ended June 30, 2016; these amounts are reflected in the statement of operations. In connection with the cash collateral investment by the Portfolio in the AB Government Money Market Portfolio, the Adviser has agreed to waive a portion of management fee assessed by the AB Government Money Market Portfolio. For the six months ended June 30, 2016, such waiver amounted to $785. A principal risk of lending portfolio securities is that the borrower will fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. A summary of the Portfolio’s transactions in shares of AB Exchange Reserves for the period January 1, 2016 to June 23, 2016 is as follows:

Market Value December 31, 2015 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Transfer to AB Government Money Market Portfolio (000)	Market Value June 23, 2016 (000)
$29,810	$113,560	$105,314	$38,056	$0

13

SMALL/MID CAP VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

A summary of the Portfolio’s transactions in shares of AB Government Money Market Portfolio for the period June 24, 2016 to June 30, 2016 is as follows:

Market Value June 24, 2016 (000)	Transfer from AB Exchange Reserves (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value June 30, 2016 (000)
$0	$38,056	$4,322	$3,375	$39,003

NOTE F: Capital Stock

Each class consists of 500,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	SHARES			AMOUNT
	Six Months Ended June 30, 2016 (unaudited)		Year Ended December 31, 2015	Six Months Ended June 30, 2016 (unaudited)		Year Ended December 31, 2015
Class A
Shares sold	604,521		1,054,614	$10,556,319		$21,464,138
Shares issued in reinvestment of dividends and distributions	–0	–	1,883,344	–0	–	34,521,698
Shares redeemed	(855,794)		(1,512,726)	(14,734,200)		(30,568,014)

Net increase (decrease)	(251,273)		1,425,232	$(4,177,881)		$25,417,822

Class B
Shares sold	1,222,270		1,448,952	$21,300,628		$28,947,051
Shares issued in reinvestment of dividends and distributions	–0	–	3,843,577	–0	–	69,914,657
Shares redeemed	(2,118,241)		(3,259,605)	(36,433,714)		(66,071,809)

Net increase (decrease)	(895,971)		2,032,924	$(15,133,086)		$32,789,899

NOTE G: Risks Involved in Investing in the Portfolio

Capitalization Risk—Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Portfolio’s investments or reduce its returns.

Derivatives Risk—The Portfolio may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Portfolio, and subject to counterparty risk to a greater degree than more traditional investments. Derivatives may result in significant losses, including losses that are far greater than the value of the derivatives reflected on the statement of assets and liabilities.

Indemnification Risk—In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Portfolio has not accrued any liability in connection with these indemnification provisions.

NOTE H: Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $280 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the six months ended June 30, 2016.

14

AB Variable Products Series Fund

NOTE I: Distributions to Shareholders

The tax character of distributions to be paid for the year ending December 31, 2016 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended December 31, 2015 and December 31, 2014 were as follows:

	2015	2014
Distributions paid from:
Ordinary income	$9,743,708	$14,929,994
Net long-term capital gains	94,692,647	64,204,538

Total taxable distributions	$104,436,355	$79,134,532

As of December 31, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$3,679,130
Undistributed net capital gain	33,863,712
Unrealized appreciation/(depreciation)	40,757,056	(a)

Total accumulated earnings/(deficit)	$78,299,898

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

For tax purposes, net capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of December 31, 2015, the Portfolio did not have any capital loss carryforwards.

NOTE J: New Accounting Pronouncement

In May 2015, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2015-07 (the “ASU”) which removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient. The ASU also removes the requirement to make certain disclosures for investments that are eligible to be measured at fair value using the net asset value per share practical expedient but do not utilize that practical expedient. The ASU is effective for annual periods beginning after December 15, 2015 and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

NOTE K: Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Portfolio’s financial statements through this date.

15

SMALL/MID CAP VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS	AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

CLASS A
Six Months Ended June 30, 2016 (unaudited)	Year Ended December 31,
2015	2014	2013	2012	2011
Net asset value, beginning of period	$17.29	$21.95	$22.89	$17.67	$15.46	$16.95

Income From Investment Operations
Net investment income (a)	.06	(b)	.11	.17	.16	.13	.09
Net realized and unrealized gain (loss) on investment transactions	.88	(1.11)	1.82	6.41	2.72	(1.50)

Net increase (decrease) in net asset value from operations	.94	(1.00)	1.99	6.57	2.85	(1.41)

Less: Dividends and Distributions
Dividends from net investment income	–0	–	(.17)	(.17)	(.13)	(.10)	(.08)
Distributions from net realized gain on investment transactions	–0	–	(3.49)	(2.76)	(1.22)	(.54)	–0	–

Total dividends and distributions	–0	–	(3.66)	(2.93)	(1.35)	(.64)	(.08)

Net asset value, end of period	$18.23	$17.29	$21.95	$22.89	$17.67	$15.46

Total Return
Total investment return based on net asset value (c)	5.44%	(5.49)%	9.20%	38.06	%*	18.75%	(8.39)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$197,207	$191,388	$211,680	$217,146	$156,832	$151,754
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	.83	%^	.82%	.82%	.81%	.82%	.83%
Expenses, before waivers/reimbursements	.83	%^	.82%	.82%	.81%	.82%	.83%
Net investment income	.71	%^(b)	.56%	.75%	.77%	.75%	.56%
Portfolio turnover rate	30%	42%	45%	56%	50%	70%

See footnote summary on page 17.

16

AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

CLASS B
Six Months Ended June 30, 2016 (unaudited)	Year Ended December 31,
2015	2014	2013	2012	2011
Net asset value, beginning of period	$17.15	$21.79	$22.74	$17.58	$15.38	$16.87

Income From Investment Operations
Net investment income (a)	.04	(b)	.06	.11	.11	.08	.05
Net realized and unrealized gain (loss) on investment transactions	.87	(1.09)	1.81	6.36	2.71	(1.50)

Net increase (decrease) in net asset value from operations	.91	(1.03)	1.92	6.47	2.79	(1.45)

Less: Dividends and Distributions
Dividends from net investment income	–0	–	(.12)	(.11)	(.09)	(.05)	(.04)
Distributions from net realized gain on investment transactions	–0	–	(3.49)	(2.76)	(1.22)	(.54)	–0	–

Total dividends and distributions	–0	–	(3.61)	(2.87)	(1.31)	(.59)	(.04)

Net asset value, end of period	$18.06	$17.15	$21.79	$22.74	$17.58	$15.38

Total Return
Total investment return based on net asset value (c)	5.31%	(5.69)%	8.95%	37.63	%*	18.47%	(8.62)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$391,216	$386,875	$447,378	$472,677	$347,784	$324,145
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.08	%^	1.07%	1.07%	1.06%	1.07%	1.08%
Expenses, before waivers/reimbursements	1.08	%^	1.07%	1.07%	1.06%	1.07%	1.08%
Net investment income	.46	%^(b)	.31%	.49%	.51%	.51%	.31%
Portfolio turnover rate.	30%	42%	45%	56%	50%	70%

(a)	Based on average shares outstanding.

(b)	Net of expenses waived and reimbursed by the Adviser.

(c)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect (i) insurance company’s separate account related expense charges and (ii) the deductions of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

*	Includes the impact of proceeds received and credited to the Portfolio resulting from class action settlements, which enhanced the Portfolio’s performance for the year ended December 31, 2013 by 0.01%.

^	Annualized.

See notes to financial statements.

17

SMALL/MID CAP VALUE PORTFOLIO
CONTINUANCE DISCLOSURE	AB Variable Products Series Fund

INFORMATION REGARDING THE REVIEW AND APPROVAL OF THE FUND’S ADVISORY AGREEMENT

The disinterested directors (the “directors”) of AB Variable Products Series Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Small/Mid Cap Value Portfolio (the “Fund”) at a meeting held on May 3-5, 2016 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed an independent evaluation prepared by the Company’s Senior Officer (who is also the Company’s Independent Compliance Officer) of the reasonableness of the advisory fee, in which the Senior Officer concluded that the contractual fee for the Fund was reasonable. The directors also discussed the proposed continuance in private sessions with counsel and the Company’s Senior Officer.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they receive presentations from the Adviser on the investment results of the Fund and review extensive materials and information presented by the Adviser.

The directors also considered all other factors they believed relevant, including the specific matters discussed below. In their deliberations, the directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Company’s Senior Officer. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues, expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2014 and 2015 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Company’s Senior Officer. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

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AB Variable Products Series Fund

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of the Fund’s Class B shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an analytical service that is not affiliated with the Adviser, showing the performance of the Class A Shares of the Fund against a peer group and a peer universe selected by Broadridge, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended February 29, 2016 and (in the case of comparisons with the broad-based securities market index) the period since inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate paid by the Fund to the Adviser and information prepared by Broadridge concerning advisory fee rates paid by other funds in the same Broadridge category as the Fund at a common asset level. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors considered the Fund’s contractual effective advisory fee rate against a peer group median and took into account the impact on the advisory fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year.

The directors also considered the Adviser’s fee schedule for institutional clients pursuing a similar investment style. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and the evaluation from the Company’s Senior Officer and noted the differences between the Fund’s fee schedule, on the one hand, and the institutional fee schedule and the schedule of fees charged to any offshore funds and any sub-advised funds, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors noted that the Adviser advises another AB Fund with a substantially similar investment style for the same fee schedule as the Fund.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to funds such as the Fund, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

The directors also considered the total expense ratio of the Class A shares of the Fund in comparison to a peer group and a peer universe selected by Broadridge. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year. The directors noted the effects of any fee waivers and/or expense reimbursements as a result of an undertaking by the Adviser. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s Broadridge category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and by the Adviser concerning certain of its views on economies of

19

SMALL/MID CAP VALUE PORTFOLIO
CONTINUANCE DISCLOSURE
(continued)	AB Variable Products Series Fund

scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

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SMALL/MID CAP VALUE PORTFOLIO
SENIOR OFFICER FEE EVALUATION	AB Variable Products Series Fund

THE FOLLOWING IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

SUMMARY OF SENIOR OFFICER’S EVALUATION OF INVESTMENT ADVISORY AGREEMENT1

The following is a summary of the evaluation of the Investment Advisory Agreement between AllianceBernstein L.P. (the “Adviser”) and the AB Variable Products Series Fund (the “Fund”), in respect of AB Small/Mid Cap Value Portfolio (the “Portfolio”).2 The evaluation of the Investment Advisory Agreement was prepared by Philip L. Kirstein, the Senior Officer of the Fund, for the Directors of the Fund, as required by a September 2004 agreement between the Adviser and the New York State Attorney General (the “NYAG”). The Senior Officer’s evaluation of the Investment Advisory Agreement is not meant to diminish the responsibility or authority of the Board of Directors of the Fund to perform its duties pursuant to Section 15 of the Investment Company Act of 1940 (the “40 Act”) and applicable state law. The purpose of the summary is to provide shareholders with a synopsis of the independent evaluation of the reasonableness of the advisory fees proposed to be paid by the Portfolio which was provided to the Directors in connection with their review of the proposed approval of the continuance of the Investment Advisory Agreement. The Senior Officer’s evaluation considered the following factors:

1.	Advisory fees charged to institutional and other clients of the Adviser for like services;

2.	Advisory fees charged by other mutual fund companies for like services;

3.	Costs to the Adviser and its affiliates of supplying services pursuant to the advisory agreement, excluding any intra-corporate profit;

4.	Profit margins of the Adviser and its affiliates from supplying such services;

5.	Possible economies of scale as the Portfolio grows larger; and

6.	Nature and quality of the Adviser’s services including the performance of the Portfolio.

These factors, with the exception of the first factor, are generally referred to as the “Gartenberg factors,” which were articulated by the United States Court of Appeals for the Second Circuit in 1982. Gartenberg v. Merrill Lynch Asset Management, Inc., 694 F. 2d 923 (2d Cir. 1982). The first factor is an additional factor required to be considered by the AoD. On March 30, 2010, the Supreme Court held the Gartenberg decision was correct in its basic formulation of what Section 36(b) requires: to face liability under Section 36(b), “an investment adviser must charge a fee that is so disproportionately large that it bears no reasonable relationship to the services rendered and could not have been the product of arm’s length bargaining.” Jones v. Harris Associates L.P., 130 S. Ct. 1418 (2010). In the Jones decision, the Court stated the Gartenberg approach fully incorporates the correct understanding of fiduciary duty within the context of Section 36(b) and noted with approval that “Gartenberg insists that all relevant circumstances be taken into account” and “uses the range of fees that might result from arm’s-length bargaining as the benchmark for reviewing challenged fees.”3

PORTFOLIO ADVISORY FEES, NET ASSETS & EXPENSE RATIOS

The Adviser proposed that the Portfolio pays the advisory fee set forth in the table below for receiving the services to be provided pursuant to the Investment Advisory Agreement. The fee schedule below, implemented in January 2004 in consideration of the Adviser’s settlement with the NYAG in December 2003, is based on a master schedule that contemplates eight categories of funds with almost all funds in each category having the same advisory fee schedule.

Portfolio	Category	Advisory Fee Based on % of Average Daily Net Assets	Net Assets 3/31/16 ($MIL)
Small/Mid Cap Value Portfolio	Specialty	0.75% on first $2.5 billion 0.65% on next $2.5 billion 0.60% on the balance	$591.5

The Adviser is reimbursed as specified in the Investment Advisory Agreement for certain clerical, legal, accounting, administrative and other services provided to the Portfolio. During the Portfolio’s most recently completed fiscal year, the Adviser received $50,834 (0.008% of the Portfolio’s average daily net assets) for such services.

1	The information in the fee summary was completed on April 21, 2016 and discussed with the Board of Directors on May 3-5, 2016.

2	Future references to the Fund and the Portfolio do not include “AB.” References in the fee summary pertaining to performance and expense ratio rankings refer to the Class A shares of the Portfolio.

3	Jones v. Harris at 1427.

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SMALL/MID CAP VALUE PORTFOLIO
SENIOR OFFICER FEE EVALUATION
(continued)	AB Variable Products Series Fund

The Adviser has agreed to waive that portion of its management fees and/or reimburse the Portfolio for that portion of its total operating expenses to the degree necessary to limit the Portfolio’s expense ratios to the amounts set forth below for the Portfolio’s fiscal year. The waiver is terminable by the Adviser upon at least 60 days’ notice prior to the Portfolio’s prospectus update. The Portfolio was operating below its expense caps during the most recently completed fiscal year; accordingly the expense limitation undertakings of the Portfolio were of no effect. In addition, set forth below are the gross expense ratios of the Portfolio for the most recently completed fiscal year:

Portfolio	Expense Cap Pursuant to Expense Limitation Undertaking	Gross Expense Ratio	Fiscal Year End
Small/Mid Cap Value Portfolio	Class A 1.20%	0.82%	December 31
	Class B 1.45%	1.07%

I. ADVISORY FEES CHARGED TO INSTITUTIONAL AND OTHER CLIENTS

The advisory fees charged to investment companies which the Adviser manages and sponsors are normally higher than those charged to similar sized institutional accounts, including pension plans and sub-advised investment companies. The fee differential reflects, among other things, different services provided to such clients, and different liabilities assumed. Services provided by the Adviser to the Portfolio that are not provided to non-investment company clients and sub-advised investment companies include providing office space and personnel to serve as Fund Officers, who among other responsibilities make the certifications required under the Sarbanes–Oxley Act of 2002, and coordinating with and monitoring the Portfolio’s third party service providers such as Fund counsel, auditors, custodians, transfer agents and pricing services. The accounting, administrative, legal and compliance requirements for the Portfolio are more costly than those for institutional assets due to the greater complexities and time required for investment companies, although as previously noted, the Adviser is reimbursed for providing some of these services. Also, retail mutual funds managed by the Adviser are widely held. Servicing the Portfolio’s investors is more time consuming and labor intensive compared to institutional clients since the Adviser needs to communicate with a more extensive network of financial intermediaries and shareholders. The Adviser also believes that it incurs substantial entrepreneurial risk when offering a new mutual fund, since establishing a new mutual fund requires a large upfront investment, and it may take a long time for the fund to achieve profitability since the fund must be priced to scale from inception in order to be competitive and assets are acquired one account at a time. In addition, managing the cash flow of an investment company may be more difficult than managing that of a stable pool of assets, such as an institutional account with little cash movement in either direction, particularly, if a fund is in net redemption and the Adviser is frequently forced to sell securities to raise cash for redemptions. However, managing a fund with positive cash flow may be easier at times than managing a stable pool of assets. In recent years, investment advisers have been sued by institutional clients and have suffered reputational damage both by the attendant publicity and outcomes other than complete victories. Accordingly, the legal and reputational risks associated with institutional accounts are greater than previously thought, although still not equal to those related to the mutual fund industry.

Notwithstanding the Adviser’s view that managing an investment company is not comparable to managing other institutional accounts because the services provided are different, the Supreme Court has indicated consideration should be given to the advisory fees charged to institutional accounts that have a substantially similar investment style as the Portfolio.4 In

4	The Supreme Court stated that “courts may give such comparisons the weight that they merit in light of the similarities and differences between the services that the clients in question require, but the courts must be wary of inapt comparisons.” Among the significant differences the Supreme Court noted that may exist between services provided to mutual funds and institutional accounts are “higher marketing costs.” Jones v. Harris at 1428.

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AB Variable Products Series Fund

addition to the AB Institutional fee schedule, set forth below is what would have been the effective advisory fee of the Portfolio had the AB Institutional fee schedule been applicable to the Portfolio based on March 31, 2016 net assets:5

Portfolio	Net Assets 3/31/16 ($MIL)	AB Institutional Fee Schedule	Effective AB Inst. Adv. Fee	Portfolio Advisory Fee
Small/Mid Cap Value Portfolio	$591.5	Small & Mid Cap Value Schedule	0.584%	0.750%
		0.95% on first $25m
		0.75% on the next $25m
		0.65% on the next $50m
		0.55% on the balance
		Minimum account size $25m

The Adviser also manages AB Trust, Inc.—Discovery Value Fund (“Discovery Value Fund”), a retail mutual fund, which has a substantially similar investment style as the Portfolio. Set forth below is the fee schedule of Discovery Value Fund. Since the Portfolio’s fee schedule is identical as Discovery Value Fund, the effective fee of the Portfolio is the same as that of Discovery Value Fund.6

Portfolio	AB Mutual Fund	Fee Schedule	ABMF Effective Fee
Small/Mid Cap Value Portfolio	Discovery Value Fund	0.75% on first $2.5 billion 0.65% on next $2.5 billion 0.60% on the balance	0.750%

The Adviser provides sub-advisory services to certain other investment companies managed by other fund families that have an investment style similar to that of the Portfolio. The Adviser charges the fees set forth below for the sub-advisory relationships that have a somewhat similar investment style as the Portfolio. Also shown are the Portfolio’s advisory fee and what would have been the effective advisory fees of the Portfolio had the fee schedules of the sub-advisory relationships been applicable to the Portfolio based on March 31, 2016 net assets.

Portfolio		Fee Schedule	Effective Sub-Adv. Fee	Portfolio Advisory Fee
Small/Mid Cap Value Portfolio	Client #1	0.50% on the first $250 million 0.45% on the balance	0.471%	0.750%

	Client #2	0.95% on the first $10 million 0.75% on the next $40 million 0.65% on the next $50 million 0.55% on the balance	0.579%	0.750%

	Client #3	0.61% on the first $150 million 0.50% on the balance	0.528%	0.750%

It is fair to note that the services the Adviser provides pursuant to sub-advisory agreements are generally confined to the services related to the investment process; in other words, they are not as comprehensive as the services provided to the Portfolio by the Adviser.

While it appears that the sub-advisory relationships are paying a lower fee than the Portfolio, it is difficult to evaluate the relevance of such lower fees due to differences in terms of the services provided, risks involved and other competitive factors between the Portfolio and the sub-advisory relationships. There could be various business reasons why an investment adviser would be willing to provide a sub-advisory relationship investment related services at a different feel level than an investment company it is sponsoring where the investment adviser is providing all the services, not just investment management generally required by a registered investment company.

5	The Adviser has indicated that with respect to institutional accounts with assets greater than $300 million, it will negotiate a fee schedule. Discounts that are negotiated vary based upon each client relationship.

6	The retail mutual fund was also affected by the settlement between the Adviser and the NYAG. As a result, the Portfolio has the same breakpoints in its advisory fee schedule as the retail mutual fund.

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SMALL/MID CAP VALUE PORTFOLIO
SENIOR OFFICER FEE EVALUATION
(continued)	AB Variable Products Series Fund

II. MANAGEMENT FEES CHARGED BY OTHER MUTUAL FUND COMPANIES FOR LIKE SERVICES.

Broadridge Financial Solutions, Inc. (“Broadridge”), an analytical service that is not affiliated with the Adviser, compared the fees charged to the Portfolio with fees charged to other investment companies for similar services offered by other investment advisers.7,8 Broadridge’s analysis included the comparison of the Portfolio’s contractual management fee, estimated at the approximate current asset level of the Portfolio, to the median of the Portfolio’s Broadridge Expense Group (“EG”)9 and the Fund’s contractual management fee ranking.10

Broadridge describes an EG as a representative sample of comparable funds. Broadridge’s standard methodology for screening funds to be included in an EG entails the consideration of several fund criteria, including fund type, Lipper investment classification/objective, load type and similar 12b-1/non-12b-1 service fees, asset (size) comparability, expense components and attributes. An EG will typically consist of seven to twenty funds.

Portfolio	Contractual Management Fee (%)[11]	Broadridge EG Median (%)	Broadridge EG Rank
Small/Mid Cap Value Portfolio	0.750	0.853	3/10

Broadridge also compared the Portfolio’s total expense ratio to the medians of the Portfolio’s EG and Broadridge Expense Universe (“EU”). The EU is a broader group compared to the EG, consisting of all funds that have the same investment classifications/objective and load type as the subject Portfolio.12

Portfolio	Expense Ratio (%)[13]	Broadridge EG Median (%)	Broadridge Group Rank	Broadridge EU Median (%)	Broadridge EU Rank
Small/Mid Cap Value Portfolio	0.815	0.917	4/10	0.929	5/18

Based on this analysis, the Portfolio has a more favorable ranking on a contractual management fee basis than on a total expense ratio basis.

III. COSTS TO THE ADVISER AND ITS AFFILIATES OF SUPPLYING SERVICES PURSUANT TO THE ADVISORY FEE ARRANGEMENT, EXCLUDING ANY INTRA-CORPORATE PROFIT.

The Adviser utilizes two profitability reporting systems, which operate independently but are aligned with each other, to estimate the Adviser’s profitability in connection with investment advisory services provided to the Portfolio. The Senior Officer has retained a consultant to provide independent advice regarding the alignment of the two profitability systems as well as the methodologies and allocations utilized by both profitability systems.

7	The Supreme Court cautioned against accepting mutual fund fee comparisons without careful scrutiny since “these comparisons are problematic because these fees, like those challenged, may not be the product of negotiations conducted at arm’s length.” Jones v. Harris at 1429.

8	On June 5, 2015, Broadridge acquired the Fiduciary Services and Competitive Intelligence unit, i.e., the group responsible for providing the Portfolio’s 15(c) reports, from Thomson Reuters’ Lipper division. The group that maintains Lipper’s expense and performance databases and investment classification/objective remains a part of Thomson Reuters’ Lipper division. Accordingly, the Portfolio’s investment classification/objective continued to be determined by Lipper.

9	Broadridge does not consider average account size when constructing EGs. Funds with relatively small average account sizes tend to have higher transfer agent expense ratios than comparable sized funds that have relatively large average account sizes. There are limitations to Lipper expense category data because different funds categorize expenses differently.

10	The contractual management fee is calculated by Broadridge using the Portfolio’s contractual management fee rate at the hypothetical asset level. The hypothetical asset level is based on the combined net assets of all classes of the Portfolio, rounded up to the next $25 million. Broadridge’s total expense ratio information is based on the most recent annual report except as otherwise noted. A ranking of “1” would mean that Portfolio had the lowest effective fee rate in the Broadridge peer group.

11	The contractual management fee does not reflect any expense reimbursements certain clerical, legal, accounting, administrative and other services. In addition, the contractual management fee does not reflect any advisory fee waiver or expense cap that would effectively reduce the actual management fee.

12	Except for asset (size) comparability, Broadridge uses the same criteria for selecting an EG when selecting an EU. Unlike the EG, the EU allows for the same adviser to be represented by more than just one fund.

13	Most recently completed fiscal year end Class A total expense ratio.

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AB Variable Products Series Fund

IV. PROFIT MARGINS OF THE ADVISER AND ITS AFFILIATES FOR SUPPLYING SUCH SERVICES.

The Portfolio’s profitability information, prepared by the Adviser for the Board of Directors, was reviewed by the Senior Officer and the consultant. The Adviser’s profitability from providing investment advisory services to the Portfolio increased during calendar year 2015, relative to 2014.

In addition to the Adviser’s direct profits from managing the Portfolio, certain of the Adviser’s affiliates have business relationships with the Portfolio and may earn a profit from providing other services to the Portfolio. The courts have referred to this type of business opportunity as “fall-out benefits” to the Adviser and indicated that such benefits should be factored into the evaluation of the total relationship between the Portfolio and the Adviser. Neither case law nor common business practice precludes the Adviser’s affiliates from earning a reasonable profit on this type of relationship provided the affiliates’ charges and services are competitive. These affiliates provide transfer agent, distribution and brokerage related services to the Portfolio and receive transfer agent fees, Rule 12b-1 payments, and brokerage commissions. In addition, the Adviser benefits from soft dollar arrangements which offset expenses the Adviser would otherwise incur.

The Portfolio has adopted a distribution plan for Class B shares pursuant to Rule 12b-1 under the 40 Act. Under the distribution plan, the Portfolio pays distribution and servicing fees to its principal underwriter, AllianceBernstein Investments, Inc. (“ABI”), the Portfolio’s distributor and an affiliate of the Adviser, at an annual rate of up to 0.50% of the Portfolio’s average daily net assets attributable to Class B shares. The current annual rate that the Portfolio pays to ABI for 12b-1 fees is 0.25%. During the fiscal year ended December 31, 2015, ABI received $1,065,897 in Rule 12b-1 fees.

During the fiscal year ended December 31, 2015, the Adviser incurred distribution expenses in the amount of $2,174,073 in connection with activities primarily intended to result in the sale of the Portfolio’s Class B shares. This expense amount incurred by ABI is partially offset by the 12b-1 fees paid by the Portfolio.

Financial intermediaries, such as insurers, market and sell shares of the Portfolio and typically receive compensation from ABI, the Advisers and/or the Portfolio for selling shares of the Portfolio. These financial intermediaries receive compensation in any or all of the following forms: 12b-1 fees, defrayal of costs for educational seminars and training, additional distribution support, recordkeeping and/or administrative services. Payments related to providing contract-holder recordkeeping and/or administrative services will generally not exceed 0.35% of the average daily net assets of the Portfolio attributable to the relevant intermediary over the year. With respect to the Fund, which includes the Portfolio and other Portfolios of the Fund not discussed in this summary, ABI paid approximately $400,000 in 2015 and expects to pay approximately $450,000 in 2016 for educational support and distribution assistance (revenue sharing payments).

The transfer agent of the Portfolio is AllianceBernstein Investor Services, Inc. (“ABIS”). During the most recently completed fiscal year, ABIS received a fee of $1,262 from the Portfolio.14

The Portfolio did not effect brokerage transactions and pay commissions through the Adviser’s affiliate, Sanford C. Bernstein & Co., LLC (“SCB & Co.”) nor its U.K. affiliate, Sanford C. Bernstein Limited (“SCB Ltd.”), collectively “SCB,” during the Portfolio’s most recently completed fiscal year. The Adviser represented that SCB’s profitability from business conducted in the future with the Portfolio would be comparable to the profitability of SCB’s dealings with other similar third party clients. In the ordinary course of business, SCB receives and pays liquidity rebates from electronic communications networks (“ECNs”) derived from trading for its clients. These credits and charges are not being passed onto any SCB client. The Adviser also receives certain soft dollar benefits from brokers that execute agency trades for the Portfolio and other clients. These soft dollar benefits reduce the Adviser’s cost of doing business and increase its profitability.

V. POSSIBLE ECONOMIES OF SCALE

The Adviser has indicated that economies of scale are being shared with shareholders through pricing to scale, breakpoints, fee reductions/waivers and enhancement to services.

In May 2012, an independent consultant, retained by the Senior Officer, provided the Board of Directors information on the Adviser’s firm-wide average costs from 2005 through 2011 and the potential economies of scale. The independent consultant noted that from 2005 through 2007 the Adviser experienced significant growth in assets under management (“AUM”). During this period, operating expenses increased, in part to keep up with growth, and in part reflecting market returns. However, from 2008 through the first quarter of 2009, AUM rapidly and significantly decreased due to declines in

14	The Fund, which includes the Portfolio and other Portfolios of the Fund paid ABIS a fee of $18,000 in 2015.

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SMALL/MID CAP VALUE PORTFOLIO
SENIOR OFFICER FEE EVALUATION
(continued)	AB Variable Products Series Fund

market value and client withdrawals. When AUM rapidly decreased, some operating expenses categories, including base compensation and office space, adjusted more slowly during this period, resulting in an increase in average costs. Since 2009, AUM has experienced less significant changes. The independent consultant noted that changes in operating expenses reflect changes in business composition and business practices in response to changes in financial markets. Finally, the independent consultant concluded that the increase in average cost and the decline in net operating margin across the Adviser since late 2008 are inconsistent with the view that there are currently reductions in average costs due to economies of scale that can be shared with the AB Mutual Funds managed by the Adviser through lower fees.

Previously in February 2008, the independent consultant provided the Board of Directors an update of Deli’s study on advisory fees and various fund characteristics.15,16 The independent consultant first reiterated the results of his previous two dimensional comparison analysis (fund size and family size) with the Board of Directors.17 The independent consultant then discussed the results of the regression model that was utilized to study the effects of various factors on advisory fees. The regression model output indicated that the bulk of the variation in fees predicted were explained by various factors, but substantially by fund AUM, family AUM, index fund indicator and investment style. The independent consultant also compared the advisory fees of the AB Mutual Funds to similar funds managed by 19 other large asset managers, regardless of the fund size and each Adviser’s proportion of mutual fund assets to non-mutual fund assets.

VI. NATURE AND QUALITY OF THE ADVISER’S SERVICES, INCLUDING THE PERFORMANCE OF THE PORTFOLIO

With assets under management of approximately $479 billion as of March 31, 2016, the Adviser has the investment experience to manage and provide non-investment services (described in Section I) to the Portfolio.

The information prepared by Broadridge shows the 1, 3, 5 and 10 year performance returns and rankings of the Portfolio18 relative to its Broadridge Performance Group (“PG”) and Broadridge Performance Universe (“PU”)19 for the periods ended February 29, 2016.20

	Portfolio (%)	PG Median (%)	PU Median (%)	PG Rank	PU Rank
Small/Mid Cap Value Portfolio
1 year	–11.70	–12.04	–11.83	4/10	10/22
3 year	7.55	5.92	5.81	2/10	4/21
5 year	6.92	6.13	6.09	4/10	7/20
10 year	6.69	5.22	5.22	2/9	3/13

15	The Deli study, originally published in 2002 based on 1997 data and updated for the February 2008 Presentation, may be of diminished value due to the age of the data used in the presentation and the changes experienced in the industry over the last four years. Source: Deli, Daniel N. “Mutual Fund Advisory Contracts: An Empirical Investigation.” Journal of Finance, 57(1):
109-133 (2002).

16	As mentioned previously, the Supreme Court cautioned against accepting mutual fund fee comparisons without careful scrutiny since the fees may not be the product of negotiations conducted at arm’s length. See Jones v. Harris at 1429.

17	The two dimensional analysis showed patterns of lower advisory fees for funds with larger asset sizes and funds from larger family sizes compared to funds with smaller asset sizes and funds from smaller family sizes, which according to the independent consultant is indicative of a sharing of economies of scale and scope. However, in less liquid and active markets, such is not the case, as the empirical analysis showed potential for diseconomies of scale in those markets. The empirical analysis also showed diminishing economies of scale and scope as funds surpassed a certain high level of assets.

18	The performance rankings are for the Class A shares of the Portfolio. The Portfolio’s performance returns shown were provided by Broadridge.

19	The Portfolio’s PG is identical to the Portfolio’s respective EG. The Portfolio’s PU is not identical to the Portfolio’s EU as the criteria for including/excluding a fund from a PU is somewhat different from that of an EU.

20	Lipper investment classification/objective dictates the PG and PU throughout the life of the fund even if the fund had a different investment classification/objective at a different point in time.

26

AB Variable Products Series Fund

Set forth below are the 1, 3, 5, 10 year and since inception performance returns of the Portfolio (in bold)21 versus its benchmarks.22 Portfolio and benchmark volatility and reward-to-variability ratio (“Sharpe Ratio”) information is also shown.23

	Periods Ending February 29, 2016 Annualized Performance
	1 Year (%)	3 Year (%)	5 Year (%)	10 Year (%)	Since Inception (%)	Annualized		Risk Period (Year)
						Volatility (%)	Sharpe (%)
Small/Mid Cap Value Portfolio	–11.70	7.55	6.92	6.69	9.41	20.34	0.36	10
Russell 2500 Value Index	–12.06	5.69	6.85	5.26	8.17	18.48	0.31	10
Russell 2500 Index	–13.30	6.84	7.34	6.02	7.56	N/A	N/A	N/A
Inception Date: May 2, 2001

CONCLUSION:

Based on the factors discussed above the Senior Officer’s conclusion is that the proposed advisory fee for the Portfolio is reasonable and within the range of what would have been negotiated at arm’s-length in light of all the surrounding circumstances. This conclusion in respect of the Portfolio is based on an evaluation of all of these factors and no single factor was dispositive.

Dated: June 2, 2016

21	The performance returns and risk measures shown in the table are for the Class A shares of the Portfolio.

22	The Adviser provided Portfolio and benchmark performance return information for periods through February 29, 2016.

23	Portfolio and benchmark volatility and Sharpe Ratio information was obtained through Lipper LANA, a database maintained by Lipper. Volatility is a statistical measure of the tendency of a market price or yield to vary over time. The Sharpe Ratio is a risk adjusted measure of return that divides a portfolio’s return in excess of the riskless return by the portfolio’s standard deviation. A portfolio with a greater volatility would be viewed as more risky than a portfolio with equivalent performance but lower volatility; for that reason, a greater return would be demanded for the more risky portfolio. A portfolio with a higher Sharpe Ratio would be viewed as better performing than a portfolio with a lower Sharpe Ratio.

27

VPS-SMCV-0152-0616

JUN    06.30.16

SEMI-ANNUAL REPORT

AB VARIABLE PRODUCTS

SERIES FUND, INC.

+	VALUE PORTFOLIO

Investment Products Offered

➢	Are Not FDIC Insured
➢	May Lose Value
➢	Are Not Bank Guaranteed

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

VALUE PORTFOLIO
EXPENSE EXAMPLE (unaudited)	AB Variable Products Series Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. The estimate of expenses does not include fees or other expenses of any variable insurance product. If such expenses were included, the estimate of expenses you paid during the period would be higher and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The estimate of expenses does not include fees or other expenses of any variable insurance product. If such expenses were included, the estimate of expenses you paid during the period would be higher and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of each classes’ table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,009.20	$4.40	0.88%
Hypothetical (5% annual return before expenses)	$1,000	$1,020.49	$4.42	0.88%

Class B
Actual	$1,000	$1,007.90	$5.64	1.13%
Hypothetical (5% annual return before expenses)	$1,000	$1,019.24	$5.67	1.13%

*	Expenses are equal to each classes’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

1

VALUE PORTFOLIO
TEN LARGEST HOLDINGS*
June 30, 2016 (unaudited)	AB Variable Products Series Fund

COMPANY	U.S. $ VALUE	PERCENT OF NET ASSETS
Bank of America Corp.	$3,390,989	4.2%
Wells Fargo & Co.	3,311,586	4.2
Pfizer, Inc.	2,726,627	3.4
Oracle Corp.	2,644,037	3.3
American International Group, Inc.	2,541,470	3.2
Aetna, Inc.	2,524,305	3.2
L-3 Communications Holdings, Inc.	2,297,899	2.9
Allstate Corp. (The)	2,286,875	2.9
Synchrony Financial	2,161,465	2.7
Capital One Financial Corp.	2,136,857	2.7

	$26,022,110	32.7%

SECTOR BREAKDOWN†

June 30, 2016 (unaudited)

SECTOR	U.S. $ VALUE	PERCENT OF TOTAL INVESTMENTS
Financials	$20,665,834	25.6%
Information Technology	12,065,494	15.0
Energy	10,042,336	12.5
Health Care	7,695,480	9.5
Consumer Discretionary	7,142,930	8.9
Industrials	7,099,852	8.8
Utilities	5,193,247	6.4
Telecommunication Services	4,392,670	5.4
Consumer Staples	2,536,744	3.1
Materials	1,978,000	2.5
Short-Term Investments	1,857,925	2.3

Total Investments	$80,670,512	100.0%

*	Long-term investments.

†	The Portfolio’s sector breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market. These sector classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Portfolio’s prospectus.

2

VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2016 (unaudited)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

COMMON STOCKS–98.9%

FINANCIALS–25.9%
BANKS–9.6%
Bank of America Corp.	255,538	$3,390,989
Citizens Financial Group, Inc.	48,249	964,015
Wells Fargo & Co.	69,968	3,311,586

		7,666,590

CONSUMER FINANCE–7.2%
Capital One Financial Corp.	33,646	2,136,857
Discover Financial Services	15,079	808,084
OneMain Holdings, Inc.(a)	27,880	636,222
Synchrony Financial(a)	85,501	2,161,465

		5,742,628

INSURANCE–9.1%
Allstate Corp. (The)	32,693	2,286,875
American International Group, Inc.	48,052	2,541,470
First American Financial Corp.	17,990	723,558
FNF Group	45,459	1,704,713

		7,256,616

		20,665,834

INFORMATION TECHNOLOGY–15.1%
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS–1.0%
Keysight Technologies, Inc.(a)	28,979	842,999

IT SERVICES–1.4%
Xerox Corp.	116,444	1,105,054

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT–4.0%
Applied Materials, Inc.	50,451	1,209,311
Intel Corp.	60,938	1,998,766

		3,208,077

SOFTWARE–4.6%
Microsoft Corp.	19,476	996,587
Oracle Corp.	64,599	2,644,037

		3,640,624

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS–4.1%
Hewlett Packard Enterprise Co.	84,664	1,546,811
HP, Inc.	90,948	1,141,397
NCR Corp.(a)	20,905	580,532

		3,268,740

		12,065,494

ENERGY–12.6%
ENERGY EQUIPMENT & SERVICES–4.1%
Helmerich & Payne, Inc.(b)	17,919	1,202,902
Schlumberger Ltd.	25,628	2,026,662

		3,229,564

OIL, GAS & CONSUMABLE FUELS–8.5%
Devon Energy Corp.	22,845	$828,131
EOG Resources, Inc.	19,566	1,632,196
Exxon Mobil Corp.	20,363	1,908,828
Hess Corp.	28,112	1,689,531
Valero Energy Corp.	14,786	754,086

		6,812,772

		10,042,336

HEALTH CARE–9.7%
BIOTECHNOLOGY–1.2%
Gilead Sciences, Inc.	10,774	898,767

HEALTH CARE PROVIDERS & SERVICES–5.1%
Aetna, Inc.	20,669	2,524,305
Anthem, Inc.	4,432	582,099
Cigna Corp.	4,180	534,999
UnitedHealth Group, Inc.	3,036	428,683

		4,070,086

PHARMACEUTICALS–3.4%
Pfizer, Inc.	77,439	2,726,627

		7,695,480

CONSUMER DISCRETIONARY–9.0%
AUTO COMPONENTS–4.0%
Goodyear Tire & Rubber Co. (The)	28,429	729,488
Lear Corp.	10,238	1,041,819
Magna International, Inc. (New York)–Class A	40,890	1,434,012

		3,205,319

MEDIA–2.0%
Comcast Corp.–Class A	23,859	1,555,368

MULTILINE RETAIL–2.5%
Dollar General Corp.	21,136	1,986,784

SPECIALTY RETAIL–0.5%
Office Depot, Inc.(a)	119,474	395,459

		7,142,930

INDUSTRIALS–8.9%
AEROSPACE & DEFENSE–4.1%
B/E Aerospace, Inc.	20,663	954,114
L-3 Communications Holdings, Inc.	15,665	2,297,899

		3,252,013

AIRLINES–1.5%
Delta Air Lines, Inc.	34,017	1,239,239

ELECTRICAL EQUIPMENT–2.1%
Eaton Corp. PLC	27,907	1,666,885

MACHINERY–1.2%
ITT, Inc.	29,447	941,715

		7,099,852

3

VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

UTILITIES–6.5%
ELECTRIC UTILITIES–5.0%
American Electric Power Co., Inc.	19,788	$1,386,941
Edison International	23,146	1,797,750
PPL Corp.	20,577	776,782

		3,961,473

MULTI-UTILITIES–1.5%
NiSource, Inc.	46,447	1,231,774

		5,193,247

TELECOMMUNICATION SERVICES–5.5%
DIVERSIFIED TELECOMMUNICATION SERVICES–3.2%
AT&T, Inc.	40,413	1,746,246
Verizon Communications, Inc.	14,264	796,502

		2,542,748

WIRELESS TELECOMMUNICATION SERVICES–2.3%
T-Mobile US, Inc.(a)	42,753	1,849,922

		4,392,670

CONSUMER STAPLES–3.2%
FOOD & STAPLES RETAILING–0.8%
Kroger Co. (The)	16,978	624,621

TOBACCO–2.4%
Altria Group, Inc.	27,728	1,912,123

		2,536,744

MATERIALS–2.5%
CHEMICALS–2.5%
CF Industries Holdings, Inc.	46,564	1,122,193
Dow Chemical Co. (The)	17,216	855,807

		1,978,000

Total Common Stocks (cost $72,736,880)		78,812,587

Company	Principal Amount (000)	U.S. $ Value

SHORT-TERM INVESTMENTS–2.4%
TIME DEPOSIT–2.4%
State Street Time Deposit 0.01%, 7/01/16 (cost $1,857,925)	$1,858	$1,857,925

Total Investments Before Security Lending Collateral for Securities Loaned–101.3% (cost $74,594,805)		80,670,512

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED–1.5%
INVESTMENT COMPANIES–1.5%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 0.25%(c)(d) (cost $1,214,012)	1,214,012	1,214,012

TOTAL INVESTMENTS–102.8% (cost $75,808,817)		81,884,524
Other assets less liabilities–(2.8)%		(2,196,428)

NET ASSETS–100.0%		$79,688,096

(a)	Non-income producing security.

(b)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

(d)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

See notes to financial statements.

4

VALUE PORTFOLIO
STATEMENT OF ASSETS & LIABILITIES
June 30, 2016 (unaudited)	AB Variable Products Series Fund

ASSETS
Investments in securities, at value
Unaffiliated issuers (cost $74,594,805)	$80,670,512	(a)
Affiliated issuers (cost $1,214,012—investment of cash collateral for securities loaned)	1,214,012
Receivable for investment securities sold	197,306
Dividends and interest receivable	104,439
Receivable for capital stock sold	6,177

Total assets	82,192,446

LIABILITIES
Payable for collateral received on securities loaned	1,214,012
Payable for investment securities purchased	1,108,607
Advisory fee payable	36,434
Payable for capital stock redeemed	34,169
Distribution fee payable	16,284
Administrative fee payable	11,524
Transfer Agent fee payable	108
Accrued expenses	83,212

Total liabilities	2,504,350

NET ASSETS	$79,688,096

COMPOSITION OF NET ASSETS
Capital stock, at par	$5,645
Additional paid-in capital	84,050,234
Undistributed net investment income	1,641,542
Accumulated net realized loss on investment and foreign currency transactions	(12,085,032)
Net unrealized appreciation on investments	6,075,707

	$79,688,096

Net Asset Value Per Share—1 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value
A	$1,519,976	106,736	$14.24
B	$78,168,120	5,538,402	$14.11

(a)	Includes securities on loan with a value of $1,202,902 (see Note E).

See notes to financial statements.

5

VALUE PORTFOLIO
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2016 (unaudited)	AB Variable Products Series Fund

INVESTMENT INCOME
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $3,322)	$938,914
Affiliated issuers	1,418
Interest	12
Securities lending income	5,639

945,983

EXPENSES
Advisory fee (see Note B)	222,676
Distribution fee—Class B	99,560
Transfer agency—Class A	38
Transfer agency—Class B	2,241
Custodian	36,235
Administrative	24,058
Printing	21,876
Audit and tax	19,321
Legal	15,420
Directors’ fees	10,665
Miscellaneous	3,150

Total expenses	455,240
Less: expenses waived and reimbursed by the Adviser (see Note E)	(26)

Net expenses	455,214

Net investment income	490,769

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized loss on investment transactions	(1,035,779)
Net change in unrealized appreciation/depreciation of investments	1,061,841

Net gain on investment transactions	26,062

NET INCREASE IN NET ASSETS FROM OPERATIONS	$516,831

See notes to financial statements.

6

VALUE PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS	AB Variable Products Series Fund

	Six Months Ended June 30, 2016 (unaudited)		Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$490,769		$1,152,200
Net realized gain (loss) on investment and foreign currency transactions	(1,035,779)		13,865,442
Net change in unrealized appreciation/depreciation of investments	1,061,841		(21,949,500)

Net increase (decrease) in net assets from operations	516,831		(6,931,858)
DIVIDENDS TO SHAREHOLDERS FROM
Net investment income
Class A	–0	–	(37,660)
Class B	–0	–	(1,820,494)
CAPITAL STOCK TRANSACTIONS
Net decrease	(7,265,983)		(18,965,534)

Total decrease	(6,749,152)		(27,755,546)
NET ASSETS
Beginning of period	86,437,248		114,192,794

End of period (including undistributed net investment income of $1,641,542 and $1,150,773, respectively)	$79,688,096		$86,437,248

See notes to financial statements.

7

VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2016 (unaudited)	AB Variable Products Series Fund

NOTE A: Significant Accounting Policies

The AB Value Portfolio (the “Portfolio”) is a series of AB Variable Products Series Fund, Inc. (the “Fund”). The Portfolio’s investment objective is long-term growth of capital. The Portfolio is diversified as defined under the Investment Company Act of 1940. The Fund was incorporated in the State of Maryland on November 17, 1987, as an open-end series investment company. The Fund offers sixteen separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio’s net asset value per share.

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, AllianceBernstein L.P. (the “Adviser”) will have discretion to determine the best valuation (e.g. last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Such factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Portfolio may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Portfolio values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign

8

AB Variable Products Series Fund

markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2016:

	Level 1		Level 2		Level 3		Total
Investments in Securities:
Assets:
Common Stocks(a)	$78,812,587		$–0	–	$–0	–	$78,812,587
Short-Term Investments	–0	–	1,857,925		–0	–	1,857,925
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	1,214,012		–0	–	–0	–	1,214,012

Total Investments in Securities	80,026,599		1,857,925		–0	–	81,884,524
Other Financial Instruments(b)	–0	–	–0	–	–0	–	–0	–

Total(c)	$80,026,599		$1,857,925		$–0	–	$81,884,524

(a)	See Portfolio of Investments for sector classifications.

(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.

(c)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

9

VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

The Adviser established the Committee to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and processes at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolio’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolio’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Portfolio is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income.

10

AB Variable Products Series Fund

6. Class Allocations

All income earned and expenses incurred by the Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Fund are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B: Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Portfolio pays the Adviser an advisory fee at an annual rate of .55% of the first $2.5 billion, .45% of the next $2.5 billion and .40% in excess of $5 billion, of the Portfolio’s average daily net assets. The fee is accrued daily and paid monthly. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis (the “Expense Caps”) to 1.20% and 1.45% of daily average net assets for Class A and Class B shares, respectively. For the six months ended June 30, 2016, there were no expenses waived by the Adviser.

Pursuant to the investment advisory agreement, the Portfolio may reimburse the Adviser for certain legal and accounting services provided to the Portfolio by the Adviser. For the six months ended June 30, 2016, the reimbursement for such services amounted to $24,058.

The Portfolio compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation retained by ABIS amounted to $569 for the six months ended June 30, 2016.

Brokerage commissions paid on investment transactions for the six months ended June 30, 2016 amounted to $46,849, of which $0 and $0, respectively, was paid to Sanford C. Bernstein & Co. LLC and Sanford C. Bernstein Limited, affiliates of the Adviser.

NOTE C: Distribution Plan

The Portfolio has adopted a Distribution Plan (the “Plan”) for Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Portfolio pays distribution and servicing fees to AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, at an annual rate of up to .50% of the Portfolio’s average daily net assets attributable to Class B shares. The fees are accrued daily and paid monthly. The Board currently limits payments under the Plan to .25% of the Portfolio’s average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio’s Class B shares. Since the Distributor’s compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the “compensation” variety.

In the event that the Plan is terminated or not continued, no distribution or servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio’s shares.

NOTE D: Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2016 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$29,220,990		$36,784,830
U.S. government securities	–0	–	–0	–

11

VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$9,199,767
Gross unrealized depreciation	(3,124,060)

Net unrealized appreciation	$6,075,707

1. Derivative Financial Instruments

The Portfolio may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The Portfolio did not engage in derivatives transactions for the six months ended June 30, 2016.

2. Currency Transactions

The Portfolio may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Portfolio may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Portfolio may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Portfolio and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Portfolio may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E: Securities Lending

The Portfolio may enter into securities lending transactions. Under the Portfolio’s securities lending program, all loans of securities will be collateralized continually by cash. The Portfolio will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Portfolio in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. It is the policy of the Portfolio to receive collateral consisting of cash in an amount exceeding the value of the securities loaned. The Portfolio will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Portfolio amounts equal to any income or other distributions from the securities. The Portfolio will not have the right to vote on any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in AB Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Portfolio, and as approved by the Board. Prior to June 24, 2016, such cash collateral received was invested in AB Exchange Reserves. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. When the Portfolio lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. At June 30, 2016, the Portfolio had securities on loan with a value of $1,202,902 and had received cash collateral which has been invested into AB Government Money Market Portfolio of $1,214,012. The cash collateral will be adjusted on the next business day to maintain the required collateral amount. The Portfolio earned securities lending income of $5,639, $1,364 and $54 from the borrowers, AB Exchange Reserves and AB Government Money Market Portfolio, respectively, for the six months ended June 30, 2016; these amounts are reflected in the statement of operations. In connection with the cash collateral investment by the Portfolio in the AB Government Money Market Portfolio, the Adviser has agreed to waive a portion of management fee assessed by the AB Government Money Market Portfolio. For the year ended June 30, 2016, such waiver amounted to $26. A principal risk of lending portfolio securities is that the borrower will fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. A sum-

12

AB Variable Products Series Fund

mary of the Portfolio’s transactions in shares of AB Exchange Reserves for the period January 1, 2016 to June 23, 2016 is as follows:

Market Value December 31, 2015 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Transfer to AB Government Money Market Portfolio (000)	Market Value June 23, 2016 (000)
$1,078	$9,904	$9,714	$1,268	$0

A summary of the Portfolio’s transactions in shares of the AB Government Money Market Portfolio for the period June 24, 2016 to June 30, 2016 is as follows:

Market Value June 24, 2016 (000)	Transfer from AB Exchange Reserves (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value June 30, 2016 (000)
$0	$1,268	$67	$121	$1,214

NOTE F: Capital Stock

Each class consists of 500,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	SHARES			AMOUNT
	Six Months Ended June 30, 2016 (unaudited)		Year Ended December 31, 2015	Six Months Ended June 30, 2016 (unaudited)		Year Ended December 31, 2015
Class A
Shares sold	19,568		2,688	$268,965		$40,938
Shares issued in reinvestment of dividends	–0	–	2,493	–0	–	37,660
Shares redeemed	(10,193)		(40,110)	(139,597)		(608,137)

Net increase (decrease)	9,375		(34,929)	$129,368		$(529,539)

Class B
Shares sold	113,452		265,248	$1,538,329		$3,935,955
Shares issued in reinvestment of dividends	–0	–	121,285	–0	–	1,820,494
Shares redeemed	(652,211)		(1,605,506)	(8,933,680)		(24,192,444)

Net decrease	(538,759)		(1,218,973)	$(7,395,351)		$(18,435,995)

NOTE G: Risks Involved in Investing in the Portfolio

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Portfolio’s investments or reduce its returns.

Derivatives Risk—The Portfolio may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Portfolio, and subject to counterparty risk to a greater degree than more traditional investments. Derivatives may result in significant losses, including losses that are far greater than the value of the derivatives reflected on the statement of assets and liabilities.

Indemnification Risk—In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Portfolio has not accrued any liability in connection with these indemnification provisions.

NOTE H: Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $280 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in

13

VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)	AB Variable Products Series Fund

connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the six months ended June 30, 2016.

NOTE I: Distributions to Shareholders

The tax character of distributions to be paid for the year ending December 31, 2016 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended December 31, 2015 and December 31, 2014 were as follows:

	2015	2014
Distributions paid from:
Ordinary income	$1,858,154	$1,940,204

Total taxable distributions paid	$1,858,154	$1,940,204

As of December 31, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$1,150,773
Accumulated capital and other losses	(10,388,103	)(a)
Unrealized appreciation/(depreciation)	4,352,716	(b)

Total accumulated earnings/(deficit)	$(4,884,614)

(a)	On December 31, 2015, the Portfolio had a net capital loss carryforward of $9,396,855. During the fiscal year, the Portfolio utilized $15,199,277 of capital loss carryforwards to offset current year net realized gains. At December 31, 2015, the Portfolio had a post- October short-term capital loss deferral of $991,248, which is deemed to arise on January 1, 2016.

(b)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

For tax purposes, net capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an indefinite period. These post-December 22, 2010 capital losses must be utilized prior to the earlier capital losses, which are subject to expiration. Post-December 22, 2010 capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered short-term as under previous regulation. As of December 31, 2015, the Portfolio had a net capital loss carryforward of $9,396,855 which will expire in 2017.

NOTE J: New Accounting Pronouncement

In May 2015, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2015-07 (the “ASU”) which removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient. The ASU also removes the requirement to make certain disclosures for investments that are eligible to be measured at fair value using the net asset value per share practical expedient but do not utilize that practical expedient. The ASU is effective for annual periods beginning after December 15, 2015 and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

NOTE K: Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Portfolio’s financial statements through this date.

14

VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS	AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	CLASS A
	Six Months Ended June 30, 2016 (unaudited)		Year Ended December 31,
			2015	2014	2013	2012	2011
Net asset value, beginning of period	$14.11		$15.50	$14.22	$10.63	$9.37	$9.84

Income From Investment Operations
Net investment income (a)	.10	(b)	.21	.26	.19	.20	.17
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.03		(1.26)	1.31	3.70	1.26	(.50)

Net increase (decrease) in net asset value from operations	.13		(1.05)	1.57	3.89	1.46	(.33)

Less: Dividends
Dividends from net investment income	–0	–	(.34)	(.29)	(.30)	(.20)	(.14)

Net asset value, end of period	$14.24		$14.11	$15.50	$14.22	$10.63	$9.37

Total Return
Total investment return based on net asset value (c)	.92	%*	(6.95)%*	11.10%*	36.85%*	15.73%	(3.50)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,520		$1,373	$2,050	$2,205	$1,533	$1,517
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	.88	%^	.81%	.79%	.73%	.72%	.71%
Expenses, before waivers/reimbursements	.88	%^	.81%	.79%	.73%	.72%	.71%
Net investment income	1.46	%(b)^	1.38%	1.74%	1.51%	1.98%	1.78%
Portfolio turnover rate	36%		83%	42%	44%	40%	62%

See footnote summary on page 16.

15

VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS
(continued)	AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	CLASS B
	Six Months Ended June 30, 2016 (unaudited)		Year Ended December 31,
			2015	2014	2013	2012	2011
Net asset value, beginning of period	$14.00		$15.37	$14.10	$10.54	$9.28	$9.75

Income From Investment Operations
Net investment income (a)	.08	(b)	.17	.22	.16	.17	.15
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.03		(1.25)	1.29	3.66	1.26	(.50)

Net increase (decrease) in net asset value from operations	.11		(1.08)	1.51	3.82	1.43	(.35)

Less: Dividends
Dividends from net investment income	–0	–	(.29)	(.24)	(.26)	(.17)	(.12)

Net asset value, end of period	$14.11		$14.00	$15.37	$14.10	$10.54	$9.28

Total Return
Total investment return based on net asset value (c)	.79	%*	(7.17)%*	10.77%*	36.49%*	15.54%	(3.78)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$78,168		$85,064	$112,143	$132,271	$157,920	$175,183
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.13	%^	1.06%	1.04%	.98%	.97%	.96%
Expenses, before waivers/reimbursements	1.13	%^	1.06%	1.04%	.98%	.97%	.96%
Net investment income	1.21	%(b)^	1.14%	1.51%	1.28%	1.72%	1.51%
Portfolio turnover rate	36%		83%	42%	44%	40%	62%

(a)	Based on average shares outstanding.

(b)	Net of expenses waived and reimbursed by the Adviser.

(c)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect (i) insurance company’s separate account related expense charges and (ii) the deductions of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

*	Includes the impact of proceeds received and credited to the Portfolio resulting from class action settlements, which enhanced the Portfolio’s performance for the six months ended June 30, 2016 and years ended December 31, 2015, December 31, 2014 and December 31, 2013 by 0, 0.17%, 0.04% and 0.07, respectively.

^	Annualized.

See notes to financial statements.

16

VALUE PORTFOLIO
CONTINUANCE DISCLOSURE	AB Variable Products Series Fund

INFORMATION REGARDING THE REVIEW AND APPROVAL OF THE FUND’S ADVISORY AGREEMENT

The disinterested directors (the “directors”) of AB Variable Products Series Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Value Portfolio (the “Fund”) at a meeting held on May 3-5, 2016 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed an independent evaluation prepared by the Company’s Senior Officer (who is also the Company’s Independent Compliance Officer) of the reasonableness of the advisory fee, in which the Senior Officer concluded that the contractual fee for the Fund was reasonable. The directors also discussed the proposed continuance in private sessions with counsel and the Company’s Senior Officer.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they receive presentations from the Adviser on the investment results of the Fund and review extensive materials and information presented by the Adviser.

The directors also considered all other factors they believed relevant, including the specific matters discussed below. In their deliberations, the directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Company’s Senior Officer. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues, expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2014 and 2015 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Company’s Senior Officer. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors.

17

VALUE PORTFOLIO
CONTINUANCE DISCLOSURE
(continued)	AB Variable Products Series Fund

The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of the Fund’s Class B shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an analytical service that is not affiliated with the Adviser, showing the performance of the Class A Shares of the Fund against a peer group and a peer universe selected by Broadridge, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended February 29, 2016 and (in the case of comparisons with the broad-based securities market index) the period since inception. Based on their review, and their discussion with the Adviser of the reasons for the Fund’s underperformance in certain periods, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate paid by the Fund to the Adviser and information prepared by Broadridge concerning advisory fee rates paid by other funds in the same Broadridge category as the Fund at a common asset level. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors considered the Fund’s contractual effective advisory fee rate against a peer group median and took into account the impact on the advisory fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year.

The directors also considered the Adviser’s fee schedule for institutional clients pursuing a similar investment style. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and the evaluation from the Company’s Senior Officer and noted the differences between the Fund’s fee schedule, on the one hand, and the institutional fee schedule and the schedule of fees charged to any offshore funds and any sub-advised funds, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors noted that the Adviser advises another AB Fund with a substantially similar investment style for the same fee schedule as the Fund.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to funds such as the Fund, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

The directors also considered the total expense ratio of the Class A shares of the Fund in comparison to a peer group and a peer universe selected by Broadridge. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year. The directors noted the effects of any fee waivers and/or expense reimbursements as a result of an undertaking by the Adviser. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s Broadridge category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

18

AB Variable Products Series Fund

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

19

VALUE PORTFOLIO
SENIOR OFFICER FEE EVALUATION	AB Variable Products Series Fund

THE FOLLOWING IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

SUMMARY OF SENIOR OFFICER’S EVALUATION OF INVESTMENT ADVISORY AGREEMENT1

The following is a summary of the evaluation of the Investment Advisory Agreement between AllianceBernstein L.P. (the “Adviser”) and the AB Variable Products Series Fund (the “Fund”), in respect of AB Value Portfolio (the “Portfolio”).2 The evaluation of the Investment Advisory Agreement was prepared by Philip L. Kirstein, the Senior Officer of the Fund, for the Directors of the Fund, as required by a September 2004 agreement between the Adviser and the New York State Attorney General (the “NYAG”). The Senior Officer’s evaluation of the Investment Advisory Agreement is not meant to diminish the responsibility or authority of the Board of Directors of the Fund to perform its duties pursuant to Section 15 of the Investment Company Act of 1940 (the “40 Act”) and applicable state law. The purpose of the summary is to provide shareholders with a synopsis of the independent evaluation of the reasonableness of the advisory fees proposed to be paid by the Portfolio which was provided to the Directors in connection with their review of the proposed approval of the continuance of the Investment Advisory Agreement. The Senior Officer’s evaluation considered the following factors:

1.	Advisory fees charged to institutional and other clients of the Adviser for like services;

2.	Advisory fees charged by other mutual fund companies for like services;

3.	Costs to the Adviser and its affiliates of supplying services pursuant to the advisory agreement, excluding any intra-corporate profit;

4.	Profit margins of the Adviser and its affiliates from supplying such services;

5.	Possible economies of scale as the Portfolio grows larger; and

6.	Nature and quality of the Adviser’s services including the performance of the Portfolio.

These factors, with the exception of the first factor, are generally referred to as the “Gartenberg factors,” which were articulated by the United States Court of Appeals for the Second Circuit in 1982. Gartenberg v. Merrill Lynch Asset Management, Inc., 694 F. 2d 923 (2d Cir. 1982). The first factor is an additional factor required to be considered by the AoD. On March 30, 2010, the Supreme Court held the Gartenberg decision was correct in its basic formulation of what Section 36(b) requires: to face liability under Section 36(b), “an investment adviser must charge a fee that is so disproportionately large that it bears no reasonable relationship to the services rendered and could not have been the product of arm’s length bargaining.”Jones v. Harris Associates L.P., 130 S. Ct. 1418 (2010). In the Jones decision, the Court stated the Gartenberg approach fully incorporates the correct understanding of fiduciary duty within the context of Section 36(b) and noted with approval that “Gartenberg insists that all relevant circumstances be taken into account” and “uses the range of fees that might result from arm’s-length bargaining as the benchmark for reviewing challenged fees.”3

PORTFOLIO ADVISORY FEES, NET ASSETS & EXPENSE RATIOS

The Adviser proposed that the Portfolio pays the advisory fee set forth in the table below for receiving the services to be provided pursuant to the Investment Advisory Agreement. The fee schedule below, implemented in January 2004 in consideration of the Adviser’s settlement with the NYAG in December 2003, is based on a master schedule that contemplates eight categories of funds with almost all funds in each category having the same advisory fee schedule.

Portfolio	Category	Advisory Fee Based on % of Average Daily Net Assets	Net Assets 03/31/16 ($MIL)
Value Portfolio	Value	0.55% on first $2.5 billion 0.45% on next $2.5 billion 0.40% on the balance	$84.3

The Adviser is reimbursed as specified in the Investment Advisory Agreement for certain clerical, legal, accounting, administrative and other services provided to the Portfolio. During the Portfolio’s most recently completed fiscal year, the Adviser received $50,834 (0.050% of the Portfolio’s average daily net assets) for such services.

1	The information in the fee summary was completed on April 21, 2016 and discussed with the Board of Directors on May 3-5, 2016.

2	Future references to the Fund and the Portfolio do not include “AB.” References in the fee summary pertaining to performance and expense ratio rankings refer to the Class A shares of the Portfolio.

3	Jones v. Harris at 1427.

20

AB Variable Products Series Fund

The Adviser has agreed to waive that portion of its management fees and/or reimburse the Portfolio for that portion of its total operating expenses to the degree necessary to limit the Portfolio’s expense ratios to the amounts set forth below for the Portfolio’s fiscal year. The waiver is terminable by the Adviser upon at least 60 days’ notice prior to the Portfolio’s prospectus update. The Portfolio was operating below its expense caps for the most recent fiscal year; accordingly the expense limitation undertakings of the Portfolio were of no effect. In addition, set forth below are the gross expense ratios of the Portfolio for the most recently completed fiscal year:

Portfolio	Expense Cap Pursuant to Expense Limitation Undertaking	Gross Expense Ratio	Fiscal Year End
Value Portfolio	Class A 1.20%	0.81%	December 31
	Class B 1.45%	1.06%

I. ADVISORY FEES CHARGED TO INSTITUTIONAL AND OTHER CLIENTS

The advisory fees charged to investment companies which the Adviser manages and sponsors are normally higher than those charged to similar sized institutional accounts, including pension plans and sub-advised investment companies. The fee differential reflects, among other things, different services provided to such clients, and different liabilities assumed. Services provided by the Adviser to the Portfolio that are not provided to non-investment company clients and sub-advised investment companies include providing office space and personnel to serve as Fund Officers, who among other responsibilities make the certifications required under the Sarbanes–Oxley Act of 2002, and coordinating with and monitoring the Portfolio’s third party service providers such as Fund counsel, auditors, custodians, transfer agents and pricing services. The accounting, administrative, legal and compliance requirements for the Portfolio are more costly than those for institutional assets due to the greater complexities and time required for investment companies, although as previously noted, the Adviser is reimbursed for providing some of these services. Also, retail mutual funds managed by the Adviser are widely held. Servicing the Portfolio’s investors is more time consuming and labor intensive compared to institutional clients since the Adviser needs to communicate with a more extensive network of financial intermediaries and shareholders. The Adviser also believes that it incurs substantial entrepreneurial risk when offering a new mutual fund, since establishing a new mutual fund requires a large upfront investment, and it may take a long time for the fund to achieve profitability since the fund must be priced to scale from inception in order to be competitive and assets are acquired one account at a time. In addition, managing the cash flow of an investment company may be more difficult than managing that of a stable pool of assets, such as an institutional account with little cash movement in either direction, particularly, if a fund is in net redemption and the Adviser is frequently forced to sell securities to raise cash for redemptions. However, managing a fund with positive cash flow may be easier at times than managing a stable pool of assets. In recent years, investment advisers have been sued by institutional clients and have suffered reputational damage both by the attendant publicity and outcomes other than complete victories. Accordingly, the legal and reputational risks associated with institutional accounts are greater than previously thought, although still not equal to those related to the mutual fund industry.

Notwithstanding the Adviser’s view that managing an investment company is not comparable to managing other institutional accounts because the services provided are different, the Supreme Court has indicated consideration should be given to the advisory fees charged to institutional accounts that have a substantially similar investment style as the Portfolio.4 In

4	The Supreme Court stated that “courts may give such comparisons the weight that they merit in light of the similarities and differences between the services that the clients in question require, but the courts must be wary of inapt comparisons.” Among the significant differences the Supreme Court noted that may exist between services provided to mutual funds and institutional accounts are “higher marketing costs.” Jones v. Harris at 1428.

21

VALUE PORTFOLIO
SENIOR OFFICER FEE EVALUATION
(continued)	AB Variable Products Series Fund

addition to the AB Institutional fee schedule, set forth below is what would have been the effective advisory fee of the Portfolio had the AB Institutional fee schedule been applicable to the Portfolio based on March 31, 2016 net assets:5

Portfolio	Net Assets 3/31/16 ($MIL)	AB Institutional Fee Schedule	Effective AB Inst. Adv. Fee	Portfolio Advisory Fee
Value Portfolio	$84.3	U.S. Diversified Value	0.504%	0.550%
		0.65% on 1st $25 million
		0.50% on next $25 million
		0.40% on next $50 million
		0.30% on next $100 million
		0.25% on the balance
		Minimum account size: $25m

The Adviser also manages AB Trust, Inc.—Value Fund (“Value Fund”), a retail mutual fund, which has a substantially similar investment style as the Portfolio. Set forth below is the fee schedule of Value Fund. Since the Portfolio’s fee schedule is identical as Value Fund, the effective fee of the Portfolio is the same as that of Value Fund.6

Portfolio	AB Mutual Fund	Fee Schedule	ABMF Effective Fee
Value Portfolio	Value Fund	0.55% on first $2.5 billion	0.550%
		0.45% on next $2.5 billion
		0.40% on the balance

The Adviser provides sub-advisory services to certain other investment companies managed by other fund families that have an investment style similar to that of the Portfolio. The Adviser charges the fees set forth below for the sub-advisory relationships that have a somewhat similar investment style as the Portfolio. Also shown are the Portfolio’s advisory fee and what would have been the effective advisory fee of the Portfolio had the fee schedule of the sub-advisory relationship been applicable to the Portfolio based on March 31, 2016 net assets.

Portfolio		Fee Schedule	Effective Sub-Adv. Fee	Portfolio Advisory Fee
Value Portfolio	Client # 1[7],[8]	0.49% on the first $100 million 0.30% on the next $100 million 0.25% on the balance	0.490%	0.550%

It is fair to note that the services the Adviser provides pursuant to sub-advisory agreements are generally confined to the services related to the investment process; in other words, they are not as comprehensive as the services provided to the Portfolio by the Adviser. In addition, to the extent that the sub-advisory relationship is with an affiliate of the Adviser, the fee schedule may not reflect arm’s length bargaining or negotiations.

While it appears that the sub-advisory relationship is paying a lower fee than the Portfolio, it is difficult to evaluate the relevance of such lower fees due to differences in terms of the services provided, risks involved and other competitive factors between the Portfolio and the sub-advisory relationship. There could be various business reasons why an investment adviser would be willing to provide a sub-advisory relationship investment related services at a different fee level than an investment company it is sponsoring where the investment adviser is providing all the services, not just investment management, generally required by a registered investment company.

5	The Adviser has indicated that with respect to institutional accounts with assets greater than $300 million, it will negotiate a fee schedule. Discounts that are negotiated vary based upon each client relationship.

6	The retail mutual fund was also affected by the settlement between the Adviser and the NYA. As a result, the Portfolio has the same breakpoints in its advisory fee schedule as the retail mutual fund.

7	The client is an affiliate of the Adviser.

8	Assets are aggregated with other client portfolios for purposes of calculating the advisory fee.

22

AB Variable Products Series Fund

II. MANAGEMENT FEES CHARGED BY OTHER MUTUAL FUND COMPANIES FOR LIKE SERVICES.

Broadridge Financial Solutions, Inc. (“Broadridge”), an analytical service that is not affiliated with the Adviser, compared the fees charged to the Portfolio with fees charged to other investment companies for similar services offered by other investment advisers.9,10 Broadridge’s analysis included the comparison of the Portfolio’s contractual management fee, estimated at the approximate current asset level of the Portfolio, to the median of the Portfolio’s Broadridge Expense Group (“EG”)11 and the Fund’s contractual management fee ranking.12

Broadridge describes an EG as a representative sample of comparable funds. Broadridge’s standard methodology for screening funds to be included in an EG entails the consideration of several fund criteria, including fund type, Lipper investment classification/objective, load type and similar 12b-1/non-12b-1 service fees, asset (size) comparability, expense components and attributes. An EG will typically consist of seven to twenty funds.

Portfolio	Contractual Management Fee (%)[13]	Broadridge EG Median (%)	Broadridge EG Rank
Value Portfolio	0.550	0.748	1/10

Broadridge also compared the Portfolio’s total expense ratio to the medians of the Portfolio’s EG and Broadridge Expense Universe (“EU”). The EU is a broader group compared to the EG, consisting of all funds that have the same investment classifications/objective and load type as the subject Portfolio.14

Portfolio	Expense Ratio (%)[15]	Broadridge EG Median (%)	Broadridge Group Rank	Broadridge EU Median (%)	Broadridge EU Rank
Value Portfolio	0.811	0.803	6/10	0.750	26/33

Based on this analysis, the Portfolio has a more favorable ranking on a contractual management fee basis than on a total expense ratio basis.

III. COSTS TO THE ADVISER AND ITS AFFILIATES OF SUPPLYING SERVICES PURSUANT TO THE ADVISORY FEE ARRANGEMENT, EXCLUDING ANY INTRA-CORPORATE PROFIT.

The Adviser utilizes two profitability reporting systems, which operate independently but are aligned with each other, to estimate the Adviser’s profitability in connection with investment advisory services provided to the Portfolio. The Senior Officer has retained a consultant to provide independent advice regarding the alignment of the two profitability systems as well as the methodologies and allocations utilized by both profitability systems.

9	The Supreme Court cautioned against accepting mutual fund fee comparisons without careful scrutiny since “these comparisons are problematic because these fees, like those challenged, may not be the product of negotiations conducted at arm’s length.” Jones v. Harris at 1429.

10	On June 5, 2015, Broadridge acquired the Fiduciary Services and Competitive Intelligence unit, i.e., the group responsible for providing the Portfolio’s 15(c) reports, from Thomson Reuters’ Lipper division. The group that maintains Lipper’s expense and performance databases and investment classification/objective remains a part of Thomson Reuters’ Lipper division. Accordingly, the Portfolio’s investment classification/objective continued to be determined by Lipper.

11	Broadridge does not consider average account size when constructing EGs. Funds with relatively small average account sizes tend to have higher transfer agent expense ratios than comparable sized funds that have relatively large average account sizes. There are limitations to Lipper expense category data because different funds categorize expenses differently.

12	The contractual management fee is calculated by Broadridge using the Portfolio’s contractual management fee rate at the hypothetical asset level. The hypothetical asset level is based on the combined net assets of all classes of the Portfolio, rounded up to the next $25 million. Broadridge’s total expense ratio information is based on the most recent annual report except as otherwise noted. A ranking of “1” would mean that Portfolio had the lowest effective fee rate in the Broadridge peer group.

13	The contractual management fee does not reflect any expense reimbursements for certain clerical, legal, accounting, administrative and other services. In addition, the contractual management fee does not reflect any advisory fee waiver or expense cap that would effectively reduce the actual management fee.

14	Except for asset (size) comparability, Broadridge uses the same criteria for selecting an EG when selecting an EU. Unlike the EG, the EU allows for the same adviser to be represented by more than just one fund.

15	Most recently completed fiscal year end Class A total expense ratio.

23

VALUE PORTFOLIO
SENIOR OFFICER FEE EVALUATION
(continued)	AB Variable Products Series Fund

IV. PROFIT MARGINS OF THE ADVISER AND ITS AFFILIATES FOR SUPPLYING SUCH SERVICES.

The Portfolio’s profitability information, prepared by the Adviser for the Board of Directors, was reviewed by the Senior Officer and the consultant. The Adviser’s profitability from providing investment advisory services to the Portfolio decreased during calendar year 2015, relative to 2014.

In addition to the Adviser’s direct profits from managing the Portfolio, certain of the Adviser’s affiliates have business relationships with the Portfolio and may earn a profit from providing other services to the Portfolio. The courts have referred to this type of business opportunity as “fall-out benefits” to the Adviser and indicated that such benefits should be factored into the evaluation of the total relationship between the Portfolio and the Adviser. Neither case law nor common business practice precludes the Adviser’s affiliates from earning a reasonable profit on this type of relationship provided the affiliates’ charges and services are competitive. These affiliates provide transfer agent, distribution and brokerage related services to the Portfolio and receive transfer agent fees, Rule 12b-1 payments, and brokerage commissions. In addition, the Adviser benefits from soft dollar arrangements which offset expenses the Adviser would otherwise incur.

The Portfolio has adopted a distribution plan for Class B shares pursuant to Rule 12b-1 under the 40 Act. Under the distribution plan, the Portfolio pays distribution and servicing fees to its principal underwriter, AllianceBernstein Investments, Inc. (“ABI”), the Portfolio’s distributor and an affiliate of the Adviser, at an annual rate of up to 0.50% of the Portfolio’s average daily net assets attributable to Class B shares. The current annual rate that the Portfolio pays to ABI for 12b-1 fees is 0.25%. During the fiscal year ended December 31, 2015, ABI received $248,265 in Rule 12b-1 fees.

During the fiscal year ended December 31, 2015, the Adviser incurred distribution expenses in the amount of $516,623 in connection with activities primarily intended to result in the sale of the Portfolio’s Class B shares. This expense amount incurred by ABI is partially offset by the 12b-1 fees paid by the Portfolio.

Financial intermediaries, such as insurers, market and sell shares of the Portfolio and typically receive compensation from ABI, the Advisers and/or the Portfolio for selling shares of the Portfolio. These financial intermediaries receive compensation in any or all of the following forms: 12b-1 fees, defrayal of costs for educational seminars and training, additional distribution support, recordkeeping and/or administrative services. Payments related to providing contract-holder recordkeeping and/or administrative services will generally not exceed 0.35% of the average daily net assets of the Portfolio attributable to the relevant intermediary over the year. With respect to the Fund, which includes the Portfolio and other Portfolios of the Fund not discussed in this summary, ABI paid approximately $400,000 in 2015 and expects to pay approximately $450,000 in 2016 for educational support and distribution assistance (revenue sharing payments).

The transfer agent of the Portfolio is AllianceBernstein Investor Services, Inc. (“ABIS”). During the most recently completed fiscal year, ABIS received a fee of $1,262 from the Portfolio.16

The Portfolio did not effect brokerage transactions and pay commissions through the Adviser’s affiliate, Sanford C. Bernstein & Co., LLC (“SCB & Co.”) nor its U.K. affiliate, Sanford C. Bernstein Limited (“SCB Ltd.”), collectively “SCB,” during the Portfolio’s most recently completed fiscal year. The Adviser represented that SCB’s profitability from business conducted in the future with the Portfolio would be comparable to the profitability of SCB’s dealings with other similar third party clients. In the ordinary course of business, SCB receives and pays liquidity rebates from electronic communications networks (“ECNs”) derived from trading for its clients. These credits and charges are not being passed onto any SCB client. The Adviser also receives certain soft dollar benefits from brokers that execute agency trades for the Portfolio and other clients. These soft dollar benefits reduce the Adviser’s cost of doing business and increase its profitability.

V. POSSIBLE ECONOMIES OF SCALE

The Adviser has indicated that economies of scale are being shared with shareholders through pricing to scale, breakpoints, fee reductions/waivers and enhancement to services.

In May 2012, an independent consultant, retained by the Senior Officer, provided the Board of Directors information on the Adviser’s firm-wide average costs from 2005 through 2011 and the potential economies of scale. The independent consultant noted that from 2005 through 2007 the Adviser experienced significant growth in assets under management (“AUM”). During this period, operating expenses increased, in part to keep up with growth, and in part reflecting market returns. However, from 2008 through the first quarter of 2009, AUM rapidly and significantly decreased due to declines in

16	The Fund (which includes the Portfolio and other Portfolios of the Fund) paid ABIS a fee of $18,000 in 2015.

24

AB Variable Products Series Fund

market value and client withdrawals. When AUM rapidly decreased, some operating expenses categories, including base compensation and office space, adjusted more slowly during this period, resulting in an increase in average costs. Since 2009, AUM has experienced less significant changes. The independent consultant noted that changes in operating expenses reflect changes in business composition and business practices in response to changes in financial markets. Finally, the independent consultant concluded that the increase in average cost and the decline in net operating margin across the Adviser since late 2008 are inconsistent with the view that there are currently reductions in average costs due to economies of scale that can be shared with the AB Mutual Funds managed by the Adviser through lower fees.

Previously in February 2008, the independent consultant provided the Board of Directors an update of Deli’s study on advisory fees and various fund characteristics.17,18 The independent consultant first reiterated the results of his previous two dimensional comparison analysis (fund size and family size) with the Board of Directors.19 The independent consultant then discussed the results of the regression model that was utilized to study the effects of various factors on advisory fees. The regression model output indicated that the bulk of the variation in fees predicted were explained by various factors, but substantially by fund AUM, family AUM, index fund indicator and investment style. The independent consultant also compared the advisory fees of the AB Mutual Funds to similar funds managed by 19 other large asset managers, regardless of the fund size and each Adviser’s proportion of mutual fund assets to non-mutual fund assets.

VI. NATURE AND QUALITY OF THE ADVISER’S SERVICES, INCLUDING THE PERFORMANCE OF THE PORTFOLIO

With assets under management of approximately $479 billion as of March 31, 2016, the Adviser has the investment experience to manage and provide non-investment services (described in Section I) to the Portfolio.

The information prepared by Broadridge shows the 1, 3, 5 and 10 year performance returns and rankings of the Portfolio20 relative to its Broadridge Performance Group (“PG”) and Broadridge Performance Universe (“PU”)21 for the periods ended February 29, 2016.22

	Portfolio (%)	PG Median (%)	PU Median (%)	PG Rank	PU Rank
Value Portfolio
1 year	–12.85	–11.50	–11.14	7/10	33/49
3 year	7.35	7.23	7.48	3/10	27/47
5 year	6.94	6.82	7.56	4/9	29/42
10 year	2.95	4.56	4.99	7/8	32/33

17	The Deli study, originally published in 2002 based on 1997 data and updated for the February 2008 Presentation, may be of diminished value due to the age of the data used in the presentation and the changes experienced in the industry over the last four years. Source: Deli, Daniel N. “Mutual Fund Advisory Contracts: An Empirical Investigation.”Journal of Finance, 57(1): 109-133 (2002).

18	As mentioned previously, the Supreme Court cautioned against accepting mutual fund fee comparisons without careful scrutiny since the fees may not be the product of negotiations conducted at arm’s length. See Jones V. Harris at 1429.

19	The two dimensional analysis showed patterns of lower advisory fees for funds with larger asset sizes and funds from larger family sizes compared to funds with smaller asset sizes and funds from smaller family sizes, which according to the independent consultant is indicative of a sharing of economies of scale and scope. However, in less liquid and active markets, such is not the case, as the empirical analysis showed potential for diseconomies of scale in those markets. The empirical analysis also showed diminishing economies of scale and scope as funds surpassed a certain high level of assets.

20	The performance rankings are for the Class A shares of the Portfolio. The Portfolio’s performance returns shown were provided by Broadridge.

21	The Portfolio’s PG is identical to the Portfolio’s respective EG. The Portfolio’s PU is not identical to the Portfolio’s EU as the criteria for including/excluding a fund from a PU is somewhat different from that of an EU.

22	Lipper investment classification/objective dictates the PG and PU throughout the life of the fund even if the fund had a different investment classification/objective at a different point in time.

25

VALUE PORTFOLIO
SENIOR OFFICER FEE EVALUATION
(continued)	AB Variable Products Series Fund

Set forth below are the 1, 3, 5 and 10 year and since inception performance returns of the Portfolio (in bold)23 versus its benchmark.24 Portfolio and benchmark volatility and reward-to-variability ratio (“Sharpe Ratio”) information is also shown.25

	Periods Ending February 29, 2016 Annualized Performance
	1 Year (%)	3 Year (%)	5 Year (%)	10 Year (%)	Since Inception (%)	Annualized		Risk Period (Year)
						Volatility (%)	Sharpe (%)
Value Portfolio	–12.85	7.35	6.94	2.95	6.45	16.90	0.19	10
Russell 1000 Value Index	–9.41	8.27	8.81	5.13	8.44	15.91	0.32	10
Inception Date: July 22, 2002

CONCLUSION:

Based on the factors discussed above the Senior Officer’s conclusion is that the proposed advisory fee for the Portfolio is reasonable and within the range of what would have been negotiated at arm’s-length in light of all the surrounding circumstances. This conclusion in respect of the Portfolio is based on an evaluation of all of these factors and no single factor was dispositive.

Dated: June 2, 2016

23	The performance returns and risk measures shown in the table are for the Class A shares of the Portfolio.

24	The Adviser provided Portfolio and benchmark performance return information for periods through February 29, 2016.

25	Portfolio and benchmark volatility and Sharpe Ratio information was obtained through Lipper LANA, a database maintained by Lipper. Volatility is a statistical measure of the tendency of a market price or yield to vary over time. The Sharpe Ratio is a risk adjusted measure of return that divides a portfolio’s return in excess of the riskless return by the portfolio’s standard deviation. A portfolio with a greater volatility would be viewed as more risky than a portfolio with equivalent performance but lower volatility; for that reason, a greater return would be demanded for the more risky portfolio. A portfolio with a higher Sharpe Ratio would be viewed as better performing than a portfolio with a lower Sharpe Ratio.

26

VPS-VAL-0152-0616

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

12 (b) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (b) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Variable Products Series Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: August 15, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: August 15, 2016

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: August 15, 2016